UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09301
TIAA-CREF Funds

(Exact name of registrant as specified in charter)
730 Third Avenue
New York, New York 10017-3206

(Address of principal executive offices) (Zip code)
Jeremy D. Franklin, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 842‑2733
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

Annual Shareholder Report October 31, 2024

Nuveen Core Equity Fund
(Formerly known as TIAA-CREF Growth & Income Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.68%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 41.75% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	41.75%	15.73%	12.63%

Class A at maximum sales charge (Offering Price)	33.60%	14.36%	11.96%

S&P 500® Index	38.02%	15.27%	13.00%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315761_AR_1024 4013251‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Core Equity Fund
(Formerly known as TIAA-CREF Growth & Income Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TGIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$61	0.50%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 42.02% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

1	continued>>

How did the Fund perform over the period of inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	42.02%	15.92%	13.49%

S&P 500® Index	38.02%	15.27%	13.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R185_AR_1024 4013251‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Core Equity Fund
(Formerly known as TIAA-CREF Growth & Income Fund)
Premier Class Shares/TRPGX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.55%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 41.96% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	41.96%	15.86%	12.79%

S&P 500® Index	38.02%	15.27%	13.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M103_AR_1024 4013251-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Core Equity Fund
(Formerly known as TIAA-CREF Growth & Income Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIGRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$48	0.40%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 42.12% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	42.12%	16.03%	12.95%

S&P 500® Index	38.02%	15.27%	13.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W409_AR_1024 4013251‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Core Equity Fund
(Formerly known as TIAA-CREF Growth & Income Fund)
Retirement Class Shares/TRGIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$79	0.65%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 41.72% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	41.72%	15.73%	12.66%

S&P 500® Index	38.02%	15.27%	13.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W763_AR_1024 4013251‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Core Equity Fund
(Formerly known as TIAA-CREF Growth & Income Fund)
Class W Shares/TGIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Core Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Core Equity Fund returned 42.74% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by an overweight to NVIDIA Corporation.

»   An underweight allocation and security selection in the consumer staples sector, led by an overweight to Walmart Inc., and a lack of exposure to Procter & Gamble Company.

»   Security selection in the industrials sector, led by an overweight to United Rentals, Inc.

»   An overweight to Bank of New York Mellon Corporation.

•  Top detractors from relative performance

»   Security selection in the health care sector, including overweights to Bristol-Myers Squibb Company, Merck & Co., Inc. and Cigna Group.

»   Security selection and an overweight allocation in the energy sector, including overweights to Valero Energy Corporation and Chevron Corporation.

»   An overweight to BorgWarner Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	42.74%	16.50%	13.55%

S&P 500® Index	38.02%	15.27%	13.55%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,484,290,810

Total number of portfolio holdings	55

Portfolio turnover (%)	25%

Total management fees paid for the year	$24,367,699

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Growth & Income Fund to Nuveen Core Equity Fund.

•	Investment objective change: Effective March 1, 2024 the investment objective was updated.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P197_AR_1024 4013251‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Fund
(Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIRTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$83	0.69%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.13% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	40.13%	16.06%	14.22%

Class A at maximum sales charge (Offering Price)	32.05%	14.69%	13.54%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W342_AR_1024 4013264‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Fund
(Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TILHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$60	0.50%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.40% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	40.40%	16.28%	14.74%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Growth Index	43.77%	19.00%	17.03%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R177_AR_1024 4013264‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Fund
(Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Premier Class Shares/TILPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.29% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	40.29%	16.19%	14.38%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M574_AR_1024 4013264‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Fund
(Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TILGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.41%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.52% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	40.52%	16.37%	14.55%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W334_AR_1024 4013264‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Fund
(Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Retirement Class Shares/TILRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$79	0.66%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 40.17% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	40.17%	16.08%	14.25%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W326_AR_1024 4013264‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Fund
(Formerly known as TIAA-CREF Large‑Cap Growth Fund)
Class W Shares/TILWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Fund returned 41.10% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by a lack of exposure to Adobe Inc. and an overweight to Broadcom Inc.

»   An overweight to Meta Platforms Inc.

»   An overweight to Uber Technologies, Inc.

•  Top detractors from relative performance

»   An overweight to Boeing Company.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and an overweight to Align Technology, Inc.

»   Security selection in the consumer staples sector, including an overweight to Estee Lauder Companies Inc and an out‑of‑benchmark position in Davide Campari-Milano N.V.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	41.10%	16.84%	14.16%

Russell 1000® Index	38.07%	15.00%	13.25%

Russell 1000® Growth Index	43.77%	19.00%	16.57%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,213,306,652

Total number of portfolio holdings	59

Portfolio turnover (%)	28%

Total management fees paid for the year	$24,075,401

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Fund to Nuveen Large Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P189_AR_1024 4013264‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Fund
(Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCLCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$81	0.70%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.12% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	31.12%	11.22%	8.61%

Class A at maximum sales charge (Offering Price)	23.55%	9.91%	7.97%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W466_AR_1024 4013267‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Fund
(Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TRLHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$58	0.50%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.37% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	31.37%	11.47%	9.84%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Value Index	30.98%	10.14%	9.89%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R169_AR_1024 4013267‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Fund
(Formerly known as TIAA-CREF Large‑Cap Value Fund)
Premier Class Shares/TRCPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$65	0.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.30% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	31.30%	11.37%	8.77%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M566_AR_1024 4013267‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Fund
(Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TRLIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$47	0.41%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.49% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	31.49%	11.55%	8.93%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W730_AR_1024 4013267‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Fund
(Formerly known as TIAA-CREF Large‑Cap Value Fund)
Retirement Class Shares/TRLCX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024.You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$76	0.66%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 31.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	31.18%	11.26%	8.66%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W722_AR_1024 4013267‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Fund
(Formerly known as TIAA-CREF Large‑Cap Value Fund)
Class W Shares/TRLWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Large Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Fund returned 32.00% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 30.98%.

•  Top contributors to relative performance

»   An overweight allocation and security selection in the financials sector, led by an overweight to American Express Company.

»   Security selection in the consumer staples sector, led by overweights to Philip Morris International Inc. and Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to NVR, Inc. and Hilton Worldwide Holdings Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and a lack of exposure to GE Aerospace.

»   An overweight to ConocoPhilips.

»   An overweight to Elevance Health, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	32.00%	12.00%	10.08%

Russell 1000® Index	38.07%	15.00%	13.25%

Russell 1000® Value Index	30.98%	10.14%	9.20%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,891,567,302

Total number of portfolio holdings	88

Portfolio turnover (%)	19%

Total management fees paid for the year	$23,228,678

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Fund to Nuveen Large Cap Value Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P171_AR_1024 4013267‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Fund
(Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCMGX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$89	0.80%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.32% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	23.32%	5.72%	6.93%

Class A at maximum sales charge (Offering Price)	16.27%	4.47%	6.30%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W870_AR_1024 4013274‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Fund
(Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$67	0.60%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.45% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	23.45%	5.91%	7.53%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell Midcap® Growth Index	38.67%	11.46%	12.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R151_AR_1024 4013274‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Fund
(Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Premier Class Shares/TRGPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$73	0.65%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.49% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	23.49%	5.86%	7.09%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M558_AR_1024 4013274‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Fund
(Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TRPWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$56	0.50%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.66% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	23.66%	6.01%	7.25%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W805_AR_1024 4013274‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Growth Fund
(Formerly known as TIAA-CREF Mid‑Cap Growth Fund)
Retirement Class Shares/TRGMX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Growth Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$84	0.75%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Growth Fund returned 23.28% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the Russell Mid Cap Growth Index, which returned 38.67%.

•  Top contributors to relative performance

»   Security selection in the communication services sector, led by an out‑of‑benchmark position in Reddit, Inc. and a lack of exposure to Pinterest, Inc.

»   An overweight to SharkNinja, Inc.

»   An underweight to Super Micro Computer, Inc.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Palantir Technologies Inc., and a lack of exposure to CrowdStrike Holdings, Inc.

»   Security selection in the health care sector, including overweights to Molina Healthcare, Inc. and Dexcom, Inc.

»   Security selection in the consumer discretionary sector, including out‑of‑benchmark positions in Entain PLC and Restaurant Brands International, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	23.28%	5.75%	6.98%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Growth Index	38.67%	11.46%	11.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$941,298,714

Total number of portfolio holdings	79

Portfolio turnover (%)	47%

Total management fees paid for the year	$4,637,660

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Growth Fund to Nuveen Mid Cap Growth Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W888_AR_1024 4013274‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value Fund
(Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCMVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$89	0.76%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.06% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	34.06%	9.02%	7.00%

Class A at maximum sales charge (Offering Price)	26.39%	7.74%	6.37%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W847_AR_1024 4013278‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value Fund
(Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TRVHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.58%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.43% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	34.43%	9.24%	8.17%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell Midcap® Value Index	34.03%	9.93%	9.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R144_AR_1024 4013278‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value Fund
(Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Premier Class Shares/TRVPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$71	0.61%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.34% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	34.34%	9.18%	7.16%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M541_AR_1024 4013278‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value Fund
(Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIMVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$54	0.46%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.58% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	34.58%	9.35%	7.33%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W862_AR_1024 4013278‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Mid Cap Value Fund
(Formerly known as TIAA-CREF Mid‑Cap Value Fund)
Retirement Class Shares/TRVRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Mid Cap Value Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$83	0.71%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Mid Cap Value Fund returned 34.26% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund performed in line with the Russell Mid Cap Value Index, which returned 34.03%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Howmet Aerospace Inc. and United Rentals, Inc.

»   An underweight to the consumer staples sector, including a lack of exposure to Dollar Tree, Inc. Ad Dollar General Corporation.

»   An overweight to Royal Caribbean Group.

•  Top detractors from relative performance

»   An overweight to Humana Inc.

»   Security selection in the real estate sector, including overweights to EastGroup Properties, Inc. And Rexford Industrial Realty, Inc.

»   Security selection in the financials sector, including overweights to Everest Group, Ltd. and Flagstar Financial, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	34.26%	9.08%	7.06%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell Midcap® Value Index	34.03%	9.93%	8.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,848,140,346

Total number of portfolio holdings	77

Portfolio turnover (%)	48%

Total management fees paid for the year	$7,641,444

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Mid‑Cap Value Fund to Nuveen Mid Cap Value Fund.

•	Fund merger: Nuveen Mid Cap Value 1 Fund has been approved for merger into the Nuveen Mid Cap Value Fund by the Funds’ Board of Directors/Trustees. Merger is pending shareholder approval.

•	Portfolio manager update: Effective March 1, 2024, Karen Bowie, CFA and David Johnson, CFA were added as portfolio managers of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W854_AR_1024 4013278‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TCSEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.71%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.51% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	37.51%	10.85%	9.21%

Class A at maximum sales charge (Offering Price)	29.63%	9.54%	8.56%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W813_AR_1024 4013291‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSCHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.48%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.85% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	37.85%	11.09%	9.85%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell 2000® Index	34.07%	8.50%	8.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R136_AR_1024 4013291‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Premier Class Shares/TSRPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.72% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	37.72%	10.99%	9.36%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M533_AR_1024 4013291‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TISEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$49	0.41%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.93% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	37.93%	11.17%	9.52%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W839_AR_1024 4013291‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Retirement Class Shares/TRSEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$78	0.66%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 37.61% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	37.61%	10.88%	9.25%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W821_AR_1024 4013291‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small‑Cap Equity Fund)
Class W Shares/TSCWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small Cap Equity Fund returned 38.41% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co. And EVgo, Inc.

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc. and Hims & Hers Health, Inc.

»   Security selection in the consumer staples sector, led by overweights to e.l.f. Beauty, Inc. and Primo Water Corporation.

•  Top detractors from relative performance

»   Security selection and an overweight in the communication services sector.

»   Lack of exposure to MicroStrategy Incorporated.

»   An overweight to Par Pacific Holdings Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	38.41%	11.62%	8.56%

Russell 3000® Index	37.86%	14.60%	12.76%

Russell 2000® Index	34.07%	8.50%	5.76%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,435,114,419

Total number of portfolio holdings	397

Portfolio turnover (%)	78%

Total management fees paid for the year	$12,340,055

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small‑Cap Equity Fund to Nuveen Quant Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P148_AR_1024 4013291‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small/Mid Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSMEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$92	0.77%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.04% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Class A Shares at NAV (excluding maximum sales charge)	38.04%	13.21%	12.74%

Class A at maximum sales charge (Offering Price)	30.09%	11.88%	11.93%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P544_AR_1024 4013294‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small/Mid Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSMNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$68	0.57%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.36% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Class I Shares at NAV	38.36%	13.46%	13.07%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P577_AR_1024 4013294‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small/Mid Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Premier Class Shares/TSMMX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$76	0.64%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Premier Class Shares at NAV	38.28%	13.40%	12.96%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P569_AR_1024 4013294‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small/Mid Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSMWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$56	0.47%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.51% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Class R6 Shares at NAV	38.51%	13.59%	13.14%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P585_AR_1024 4013294‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small/Mid Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Retirement Class Shares/TSMOX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$85	0.71%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 38.18% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Retirement Class Shares at NAV	38.18%	13.31%	12.86%

Russell 3000® Index	37.86%	14.60%	13.79%

Russell 2500™ Index	33.08%	9.81%	9.77%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P551_AR_1024 4013294‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant Small/Mid Cap Equity Fund
(Formerly known as TIAA-CREF Quant Small/Mid‑Cap Equity Fund)
Class W Shares/TSMUX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant Small/Mid Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at
https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant Small/Mid Cap Equity Fund returned 39.23% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly outperformed the Russell 2500 Index, which returned 33.08%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to AppLovin Corporation and Super Micro Computer, Inc.

»   Security selection in the industrials sector, led by overweights to Vertiv Holdings Co. and Comfort Systems USA, Inc.

»   Security selection in the utilities sector, led by overweights to Vistra Corp. and NRG Energy, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including a lack of exposure to Carvana Co.

»   Security selection in the communication services sector, including overweights to Eventbrite, Inc. and Yelp Inc.

»   An overweight to SSR Mining Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	39.23%	14.13%	11.58%

Russell 3000® Index	37.86%	14.60%	12.76%

Russell 2500™ Index	33.08%	9.81%	7.59%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,376,965,092

Total number of portfolio holdings	357

Portfolio turnover (%)	86%

Total management fees paid for the year	$5,497,265

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant Small/Mid‑Cap Equity Fund to Nuveen Quant Small/Mid Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P130_AR_1024 4013294‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TICRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$51	0.43%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.09% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	35.09%	13.60%	11.45%

Class A at maximum sales charge (Offering Price)	27.31%	12.26%	10.79%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%

*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315738_AR_1024 4013301‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TICHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$29	0.25%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.24% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	35.24%	13.80%	12.97%

S&P 500® Index*	38.02%	15.27%	13.94%

Russell 3000® Index	37.86%	14.60%	13.39%

*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R128_AR_1024 4013301‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice Equity Fund)
Premier Class Shares/TRPSX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$36	0.31%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.22% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	35.22%	13.71%	11.57%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%

*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M517_AR_1024 4013301‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TISCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$19	0.16%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.45% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	35.45%	13.90%	11.75%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%

*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectusesor upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W300_AR_1024 4013301‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Responsible Equity Fund
(Formerly Known as TIAA-CREF Social Choice Equity Fund)
Retirement Class Shares/TRSCX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$48	0.41%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Responsible Equity Fund returned 35.10% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the S&P 500 Index, which returned 38.02%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   An overweight to NVIDIA Corporation.
»   Security selection in the financials sector, led by an overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an underweight to Broadcom Inc. and an overweight to Intel Corporation.

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the consumer staples sector, including overweights to Dollar Tree, Inc. and PepsiCo, Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	35.10%	13.62%	11.47%

S&P 500® Index*	38.02%	15.27%	13.00%

Russell 3000® Index	37.86%	14.60%	12.44%

*
Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,234,189,319

Total number of portfolio holdings	146

Portfolio turnover (%)	44%

Total management fees paid for the year	$9,298,895

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Equity Fund to Nuveen Large Cap Responsible Equity Fund.

•	Investment objective change: Effective March 1, 2024, the investment objective was updated.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Fund merger: Nuveen Social Choice Low Carbon Equity Fund has been approved for merger into the Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W755_AR_1024 4013301‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Social Choice Low Carbon Equity Fund
(Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TLWCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$61	0.52%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.11% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/07/15)

Class A Shares at NAV (excluding maximum sales charge)	35.11%	13.82%	12.42%

Class A at maximum sales charge (Offering Price)	27.32%	12.48%	11.70%

Russell 3000® Index	37.86%	14.60%	12.97%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R425_AR_1024 4013310‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Social Choice Low Carbon Equity Fund
(Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCCHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$40	0.34%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.25% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	35.25%	14.03%	13.13%

Russell 3000® Index	37.86%	14.60%	13.39%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R110_AR_1024 4013310‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Social Choice Low Carbon Equity Fund
(Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Premier Class Shares/TPWCX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$46	0.39%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.23% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Premier Class Shares at NAV	35.23%	13.99%	12.60%

Russell 3000® Index	37.86%	14.60%	12.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which was available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R391_AR_1024 4013310‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Social Choice Low Carbon Equity Fund
(Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TNWCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$28	0.24%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.43% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Class R6 Shares at NAV	35.43%	14.16%	12.76%

Russell 3000® Index	37.86%	14.60%	12.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R383_AR_1024 4013310‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Social Choice Low Carbon Equity Fund
(Formerly known as TIAA-CREF Social Choice Low Carbon Equity Fund)
Retirement Class Shares/TEWCX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Social Choice Low Carbon Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$58	0.49%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Social Choice Low Carbon Equity Fund returned 35.11% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 3000 Index, which returned 37.86%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   An underweight and security selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation.

»   Security selection and an overweight in the financials sector, led by an overweight to American Express Company.

»   An overweight to NVIDIA Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Meta Platforms, Inc.

»   Security selection in the information technology sector, including an underweight to Broadcom Inc., and an overweight to Intel Corporation.

»   Security selection and an overweight allocation in the consumer staples sector, including an overweight to PepsiCo, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Retirement Class Shares at NAV	35.11%	13.88%	12.48%

Russell 3000® Index	37.86%	14.60%	12.97%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,153,799,467

Total number of portfolio holdings	300

Portfolio turnover (%)	18%

Total management fees paid for the year	$2,955,470

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice Low Carbon Equity Fund to Nuveen Social Choice Low Carbon Equity Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Fund merger: The Fund has been approved for merger into Nuveen Large Cap Responsible Equity Fund by the Funds’ Board of Trustees. Merger was completed on December 13, 2024.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R417_AR_1024 4013310‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TEMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$138	1.26%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.22% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	19.22%	0.46%	1.95%

Class A at maximum sales charge (Offering Price)	12.40%	-0.72%	1.35%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.

Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M293_AR_1024 4013319‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TEMHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$109	0.99%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.61% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	19.61%	0.76%	4.68%

MSCI Emerging Markets Index	25.32%	3.93%	6.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R375_AR_1024 4013319‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Premier Class Shares/TEMPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$115	1.05%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.47% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	19.47%	0.72%	2.20%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M277_AR_1024 4013319‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TEMLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$99	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.70% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	19.70%	0.83%	2.34%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M269_AR_1024 4013319‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Retirement Class Shares/TEMSX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$126	1.15%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 19.26% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	19.26%	0.68%	2.15%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M285_AR_1024 4013319‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Fund)
Class W Shares/TEMVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Fund returned 20.78% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Top contributors to relative performance

»   An overweight to JD.com, Inc.

»   Security selection in the industrials sector, led by an overweight to Embraer S.A.

»   An overweight to Mahindra & Mahindra Limited.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including an overweight to Samsung Electronics Co., Ltd.

»   Security selection in the consumer staples sector, including an overweight to Fomento Economico Mexicano, S.A.B. de C.V. and an out-of-benchmark position in Almacenes Exito SA.

»   An out-of-benchmark position in Arcos Dorados Holdings Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	20.78%	1.74%	3.50%

MSCI Emerging Markets Index	25.32%	3.93%	3.57%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,708,330,866

Total number of portfolio holdings	79

Portfolio turnover (%)	85%

Total management fees paid for the year	$14,235,980

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Fund to Nuveen Emerging Markets Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N107_AR_1024 4013319‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Fund
(Formerly known as TIAA-CREF International Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIERX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$86	0.78%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.32% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	19.32%	6.65%	4.78%

Class A at maximum sales charge (Offering Price)	12.47%	5.38%	4.16%

MSCI EAFE® Index	22.97%	6.24%	5.27%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315779_AR_1024 4013325‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Fund
(Formerly known as TIAA-CREF International Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIEHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.58%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.54% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	19.54%	6.88%	5.48%

MSCI EAFE® Index	22.97%	6.24%	6.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R342_AR_1024 4013325‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Fund
(Formerly known as TIAA-CREF International Equity Fund)
Premier Class Shares/TREPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$67	0.61%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.55% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	19.55%	6.83%	4.95%

MSCI EAFE® Index	22.97%	6.24%	5.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M582_AR_1024 4013325‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Fund
(Formerly known as TIAA-CREF International Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIIEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$51	0.46%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.72% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	19.72%	6.97%	5.11%

MSCI EAFE® Index	22.97%	6.24%	5.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W102_AR_1024 4013325‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Fund
(Formerly known as TIAA-CREF International Equity Fund)
Retirement Class Shares/TRERX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$78	0.71%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Fund returned 19.40% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»   Security selection in the materials sector, led by an overweight to CRH plc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»   Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»   An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10‑Year

Retirement Class Shares at NAV	19.40%	6.72%	4.85%

MSCI EAFE® Index	22.97%	6.24%	5.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W748_AR_1024 4013325‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Fund
(Formerly known as TIAA-CREF International Equity Fund)
Class W Shares/TIEWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Equity Fund returned 20.23% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%.

•	Top contributors to relative performance

»	Security selection in the industrials sector, led by overweights to Hitachi, Ltd. and Recruit Holdings Co., Ltd.

»	An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

»	Security selection in the materials sector, led by an overweight to CRH plc.

•	Top detractors from relative performance

»	Security selection in the consumer discretionary sector, including an overweight to Kering SA.

»	Security selection in the financials sector, including an out‑of‑benchmark position in Grupo Financiero Banorte SAB de CV.

»	An overweight and security selection in the energy sector, including overweights to Equinor ASA and BP p.l.c.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	20.23%	7.47%	5.55%

MSCI EAFE® Index	22.97%	6.24%	5.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$6,590,077,506

Total number of portfolio holdings	71

Portfolio turnover (%)	13%

Total management fees paid for the year	$30,136,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Fund to Nuveen International Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N305_AR_1024 4013325‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Opportunities Fund
(Formerly known as TIAA-CREF International Opportunities Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIOSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at
(800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$99	0.90%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Opportunities Fund returned 19.81% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•  Top contributors to relative performance

»   Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»   An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»   Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»   Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»   Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	19.81%	5.18%	5.54%

Class A at maximum sales charge (Offering Price)	12.92%	3.95%	4.91%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R664_AR_1024 4013332-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Opportunities Fund
(Formerly known as TIAA-CREF International Opportunities Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIOHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$76	0.69%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Opportunities Fund returned 20.14% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance

»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•	Top detractors from relative performance

»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	20.14%	5.48%	6.35%

MSCI All Country World ex USA Index	24.33%	5.78%	6.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R334_AR_1024 4013332‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Opportunities Fund
(Formerly known as TIAA-CREF International Opportunities Fund)
Premier Class Shares/TIOPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$84	0.76%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Opportunities Fund returned 20.00% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance

»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•	Top detractors from relative performance

»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	20.00%	5.45%	5.81%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R649_AR_1024 4013332‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Opportunities Fund
(Formerly known as TIAA-CREF International Opportunities Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIOIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$66	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Opportunities Fund returned 20.22% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•  Top contributors to relative performance

»   Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»   An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»   Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»   Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»   Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	20.22%	5.59%	5.95%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R631_AR_1024 4013332‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Opportunities Fund
(Formerly known as TIAA-CREF International Opportunities Fund)
Retirement Class Shares/TIOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$93	0.85%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Opportunities Fund returned 19.95% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance

»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•	Top detractors from relative performance

»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	19.95%	5.42%	5.75%

MSCI All Country World ex USA Index	24.33%	5.78%	4.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R656_AR_1024 4013332-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Opportunities Fund
(Formerly known as TIAA-CREF International Opportunities Fund)
Class W Shares/TIOVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Opportunities Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Opportunities Fund returned 20.89% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI All Country World ex USA Index (Net), which returned 24.33%.

•	Top contributors to relative performance

»	Security selection in the materials sector, led by an out‑of‑benchmark position in CRH public limited company.

»	An overweight to Taiwan Semiconductor Manufacturing Company Limited.

»	Security selection in the consumer discretionary sector, led by an out‑of‑benchmark position in On Holding AG and an overweight to JD.com, Inc.

•	Top detractors from relative performance

»	Security selection in the consumer staples sector, including overweights to Davide Campari-Milano NV and HelloFresh SE.

»	Security selection and an underweight in the financials sector, including an overweights to StoneCo Ltd. and PagSeguro Digital Ltd.

»	Security selection in the energy sector, including an overweight to Prio SA and an out‑of‑benchmark position in Parex Resources Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	20.89%	6.21%	5.20%

MSCI All Country World ex USA Index	24.33%	5.78%	5.10%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$2,397,045,760

Total number of portfolio holdings	87

Portfolio turnover (%)	21%

Total management fees paid for the year	$14,104,393

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Opportunities Fund to Nuveen International Opportunities Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N404_AR_1024 4013332‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant International Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TLISX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$125	1.11%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 24.72% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance

»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.

»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.

»	An overweight to Unipol Gruppo S.p.A.

•	Top detractors from relative performance

»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.

»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.

»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Class A Shares at NAV (excluding maximum sales charge)	24.72%	4.71%	4.83%

Class A at maximum sales charge (Offering Price)	17.61%	3.47%	4.05%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P437_AR_1024 4013342‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant International Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TAISX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$89	0.79%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 25.18% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance

»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.

»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.

»	An overweight to Unipol Gruppo S.p.A.

•	Top detractors from relative performance

»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.

»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.

»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Class I Shares at NAV	25.18%	5.10%	5.21%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P460_AR_1024 4013342‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant International Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Premier Class Shares/TPISX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$102	0.91%

*	Annualized for period less than a year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 24.99% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance

»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.

»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.

»	An overweight to Unipol Gruppo S.p.A.

•	Top detractors from relative performance

»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.

»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.

»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Premier Class Shares at NAV	24.99%	4.95%	5.10%

MSCI All Country World ex USA Index (Net)	24.33	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73	6.21%	6.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P452_AR_1024 4013342‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant International Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIISX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$82	0.73%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 25.20% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance

»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.

»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.

»	An overweight to Unipol Gruppo S.p.A.

•	Top detractors from relative performance

»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.

»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.

»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Class R6 Shares at NAV	25.20%	5.14%	5.26%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P478_AR_1024 4013342‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant International Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Retirement Class Shares/TTISX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$110	0.98%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Quant International Small Cap Equity Fund returned 24.80% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•  Top contributors to relative performance

»   Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.

»   Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.

»   An overweight to Unipol Gruppo S.p.A.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.

»   Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.

»   Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 9, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/9/16)

Retirement Class Shares at NAV	24.80%	4.89%	5.02%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	6.68%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	6.79%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P445_AR_1024 4013342‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Quant International Small Cap Equity Fund
(Formerly known as TIAA-CREF Quant International Small‑Cap Equity Fund)
Class W Shares/TAIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Quant International Small Cap Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$1	0.01%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen Quant International Small Cap Equity Fund returned 26.06% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the MSCI All Country World ex USA Small Cap Index (Net), which returned 23.73%.

•	Top contributors to relative performance

»	Security selection and an overweight in the industrials sector, led by overweights to Bharat Dynamics Limited and Embraer S.A.

»	Security selection in the information technology sector, led by overweights to Celestica Inc and Accelleron Industries AG.

»	An overweight to Unipol Gruppo S.p.A.

•	Top detractors from relative performance

»	Security selection in the consumer discretionary sector, including overweights to Dowlais Group Plc and Hugo Boss AG.

»	Security selection in the communication services sector, including an overweight to Ubisoft Entertainment SA and a lack of exposure to International Games System Co., Ltd.

»	Security selection in the materials sector, including overweights to Abou Kir Fertilizers & Chemicals Industries Co. And Maharashtra Seamless Limited.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	26.06%	5.87%	4.26%

MSCI All Country World ex USA Index (Net)	24.33%	5.78%	5.10%

MSCI All Country World ex USA Small Cap Index (Net)	23.73%	6.21%	4.75%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,232,063,323

Total number of portfolio holdings	544

Portfolio turnover (%)	113%

Total management fees paid for the year	$7,959,404

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Quant International Small‑Cap Equity Fund to Nuveen Quant International Small Cap Equity Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N503_AR_1024 4013342‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class A Shares (Formerly known as Retail Class Shares)/TSORX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$68	0.61%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.74% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance

»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.

»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.

»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.

•	Top detractors from relative performance

»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.

»	A lack of exposure to Hitachi Ltd.

»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Class A Shares at NAV (excluding maximum sales charge)	21.74%	6.38%	5.36%

Class A at maximum sales charge (Offering Price)	14.69%	5.12%	4.69%

MSCI EAFE® Index	22.97%	6.24%	5.18%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R516_AR_1024 4013353‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen International Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TSOHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.45%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 22.04% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance

»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.

»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.

»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.

•	Top detractors from relative performance

»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.

»	A lack of exposure to Hitachi Ltd.

»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	22.04%	6.60%	6.43%

MSCI EAFE® Index	22.97%	6.24%	6.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R326_AR_1024 4013353‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen International Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice International Equity Fund)
Premier Class Shares/TSOPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$55	0.50%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 21.88% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance

»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.

»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.

»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.

•	Top detractors from relative performance

»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.

»	A lack of exposure to Hitachi Ltd.

»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Premier Class Shares at NAV	21.88%	6.53%	5.53%

MSCI EAFE® Index	22.97%	6.24%	5.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R482_AR_1024 4013353‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen International Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice International Equity Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TSONX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$38	0.34%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen International Responsible Equity Fund returned 22.15% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•	Top contributors to relative performance

»	Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.

»	Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.

»	Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.

•	Top detractors from relative performance

»	Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.

»	A lack of exposure to Hitachi Ltd.

»	Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Class R6 Shares at NAV	22.15%	6.72%	5.70%

MSCI EAFE® Index	22.97%	6.24%	5.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R474_AR_1024 4013353‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen International Responsible Equity Fund
(Formerly known as TIAA-CREF Social Choice International Equity Fund)
Retirement Class Shares/TSOEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Responsible Equity Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$65	0.59%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Responsible Equity Fund returned 21.80% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the MSCI EAFE Index (Net), which returned 22.97%. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

•  Top contributors to relative performance

»   Security selection in the consumer staples sector, led by a lack of exposure to Diageo Plc and Pernod Ricard SA.

»   Security selection in the consumer discretionary sector, led by a lack of exposure to LVMH Moet Hennessy Louis Vuitton SE, and an underweight to Toyota Motor Corp.

»   Security selection in the information technology sector, led by overweights to SAP SE and NEC Corp.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including a lack of exposure to Rolls-Royce Holdings Plc. and Mitsubishi Heavy Industries, Ltd.

»   A lack of exposure to Hitachi Ltd.

»   Security selection in the communication services sector, including overweights to WPP Plc and Vodafone Group Plc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 7, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/7/15)

Retirement Class Shares at NAV	21.80%	6.45%	5.44%

MSCI EAFE® Index	22.97%	6.24%	5.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,615,256,061

Total number of portfolio holdings	281

Portfolio turnover (%)	29%

Total management fees paid for the year	$4,760,772

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Social Choice International Equity Fund to Nuveen International Responsible Equity Fund.

•	Investment policy statement change: Effective May 1, 2024, the investment policy statement was updated.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R490_AR_1024 4013353‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Equity Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Class A Shares (Formerly known as Retail Class Shares)/TINRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$38	0.32%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 37.39% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	37.39%	14.26%	12.09%

Class A at maximum sales charge (Offering Price)	29.51%	12.91%	11.43%

Russell 3000® Index	37.86%	14.60%	12.44%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315746_AR_1024 4013365‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Equity Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TEIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$18	0.15%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 37.62% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	37.62%	14.44%	13.25%

Russell 3000® Index	37.86%	14.60%	13.39%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R276_AR_1024 4013365‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Equity Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Premier Class Shares/TCEPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$24	0.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 37.55% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	37.55%	14.39%	12.24%

Russell 3000® Index	37.86%	14.60%	12.44%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M525_AR_1024 4013365‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Equity Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIEIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 37.78% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	37.78%	14.56%	12.41%

Russell 3000® Index	37.86%	14.60%	12.44%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W508_AR_1024 4013365‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Equity Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Retirement Class Shares/TIQRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 37.44% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	37.44%	14.27%	12.12%

Russell 3000® Index	37.86%	14.60%	12.44%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

886315753_AR_1024 4013365‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Equity Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Class W Shares/TEQWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 37.85% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 3000 Index, returned 37.86%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)

Class W Shares at NAV	37.85%	14.62%	12.78%

Russell 3000® Index	37.86%	14.60%	12.76%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$47,572,102,791

Total number of portfolio holdings	2,712

Portfolio turnover (%)	3%

Total management fees paid for the year	$ 17,611,848

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Equity Index Fund to Nuveen Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P296_AR_1024 4013365‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Index Fund
(Formerly known as TIAA-CREF Large Cap Growth Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TRIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$19	0.16%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Index Fund’s total return for Class I Shares at net asset value (NAV) was 43.61% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Growth Index, returned 43.77%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	43.61%	18.80%	16.83%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Growth Index	43.77%	19.00%	17.03%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$15,030,351,924

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 5,343,642

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R292_AR_1024 4013371‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TILIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 43.76% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Growth Index, returned 43.77%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	43.76%	18.93%	16.12%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$15,030,351,924

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 5,343,642

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W680_AR_1024 4013371‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Growth Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Retirement Class Shares/TRIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Growth Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$37	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Growth Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 43.37% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Growth Index, returned 43.77%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	43.37%	18.64%	15.83%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Growth Index	43.77%	19.00%	16.18%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$15,030,351,924

Total number of portfolio holdings	394

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 5,343,642

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Growth Index Fund to Nuveen Large Cap Growth Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W672_AR_1024 4013371‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Index Fund
(Formerly known as TIAA-CREF Large Cap Value Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/THCVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.17%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Index Fund’s total return for Class I Shares at net asset value (NAV) was 30.76% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Value Index, returned 30.98%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	30.76%	9.98%	9.72%

Russell 1000® Index	38.07%	15.00%	13.71%

Russell 1000® Value Index	30.98%	10.14%	9.89%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$10,867,424,331

Total number of portfolio holdings	873

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 3,870,824

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R284_AR_1024 4013380‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Index Fund
(Formerly known as TIAA-CREF Large Cap Value Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TILVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 30.90% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Value Index, returned 30.98%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	30.90%	10.12%	8.83%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$10,867,424,331

Total number of portfolio holdings	873

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 3,870,824

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W664_AR_1024 4013380‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Large Cap Value Index Fund
(Formerly known as TIAA-CREF Large Cap Value Index Fund)
Retirement Class Shares/TRCVX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Large Cap Value Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment

Retirement Class Shares	$35	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Large Cap Value Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 30.56% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 1000 Value Index, returned 30.98%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	30.56%	9.84%	8.55%

Russell 1000® Index	38.07%	15.00%	12.75%

Russell 1000® Value Index	30.98%	10.14%	8.87%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$10,867,424,331

Total number of portfolio holdings	873

Portfolio turnover (%)	27%

Total management fees paid for the year	$ 3,870,824

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Large‑Cap Value Index Fund to Nuveen Large Cap Value Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W656_AR_1024 4013380‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen S&P 500 Index Fund
(Formerly known as TIAA-CREF S&P 500 Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TISAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$21	0.18%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen S&P 500 Index Fund’s total return for Class I Shares at net asset value (NAV) was 37.75% for the 12 months ended October 31, 2024. The Fund’s index, the S&P 500 Index, returned 38.02%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	37.75%	15.07%	13.75%

S&P 500® Index	38.02%	15.27%	13.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$10,712,962,504

Total number of portfolio holdings	514

Portfolio turnover (%)	3%

Total management fees paid for the year	$3,867,416

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M145_AR_1024 4013384‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen S&P 500 Index Fund
(Formerly known as TIAA-CREF S&P 500 Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TISPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen S&P 500 Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 37.91% for the 12 months ended October 31, 2024. The Fund’s index, the S&P 500 Index, returned 38.02%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	37.91%	15.22%	12.94%
S&P 500® Index	38.02%	15.27%	13.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$10,712,962,504
Total number of portfolio holdings	514
Portfolio turnover (%)	3%
Total management fees paid for the year	$3,867,416

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W714_AR_1024 4013384‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen S&P 500 Index Fund
(Formerly known as TIAA-CREF S&P 500 Index Fund)
Retirement Class Shares/TRSPX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen S&P 500 Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?
Performance Highlights

•
The Nuveen S&P 500 Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 37.59% for the 12 months ended October 31, 2024. The Fund’s index, the S&P 500 Index, returned 38.02%.

•	The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•	The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	37.59%	14.93%	12.66%

S&P 500® Index	38.02%	15.27%	13.00%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$10,712,962,504

Total number of portfolio holdings	514

Portfolio turnover (%)	3%

Total management fees paid for the year	$3,867,416

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF S&P 500 Index Fund to Nuveen S&P 500 Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W698_AR_1024 4013384‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Blend Index Fund
(Formerly known as TIAA-CREF Small Cap Blend Index Fund)
Class I Shares (Formerly known as Advisor Class)/TRHBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$28	0.24%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Blend Index Fund’s total return for Class I Shares at net asset value (NAV) was 33.79% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 2000 Index, returned 34.07%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	33.79%	8.44%	8.65%

Russell 3000® Index	37.86%	14.60%	13.39%

Russell 2000® Index	34.07%	8.50%	8.67%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,521,268,328

Total number of portfolio holdings	1,971

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,353,797

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small‑Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M137_AR_1024 4013389‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Blend Index Fund
(Formerly known as TIAA-CREF Small Cap Blend Index Fund
Class R6 Shares (Formerly known as Institutional Class Shares)/TISBX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$7	0.06%

* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Blend Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 34.11% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 2000 Index, returned 34.07%.

•  Despite the effect of management fees and other expenses incurred by the Fund that are not incurred by the benchmark index, the Fund’s return at NAV outperformed that of the index.

•  The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	34.11%	8.61%	8.09%
Russell 3000® Index	37.86%	14.60%	12.44%
Russell 2000® Index	34.07%	8.50%	7.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$3,521,268,328
Total number of portfolio holdings	1,971
Portfolio turnover (%)	18%
Total management fees paid for the year	$1,353,797

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small‑Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W573_AR_1024 4013389‑INV‑Y‑12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Blend Index Fund
(Formerly known as TIAA-CREF Small Cap Blend Index Fund)
Retirement Class Shares/TRBIX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Small Cap Blend Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Retirement Class Shares	$36	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Blend Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 33.71% for the 12 months ended October 31, 2024. The Fund’s index, the Russell 2000 Index, returned 34.07%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. Aside from the contribution from the Fund’s participation in a securities lending program, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	33.71%	8.34%	7.82%

Russell 3000® Index	37.86%	14.60%	12.44%

Russell 2000® Index	34.07%	8.50%	7.94%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund statistics (as of October 31, 2024)

Fund net assets	$3,521,268,328

Total number of portfolio holdings	1,971

Portfolio turnover (%)	18%

Total management fees paid for the year	$1,353,797

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Small-Cap Blend Index Fund to Nuveen Small Cap Blend Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W565_AR_1024 4013389-INV-Y-12/25 (I, R6, Retirement)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Index Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class A Shares (Formerly known as Retail Class Shares)/TEQKX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$55	0.49%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class A Shares at net asset value (NAV) was 22.88% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	22.88%	3.04%	2.77%

Class A at maximum sales charge (Offering Price)	15.86%	1.82%	2.16%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Class A Shares at Offer reflect a maximum up-front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up-front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M251_AR_1024 4013393-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Index Fund
(Formerly known as TIAA-CREF Equity Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TEQHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$32	0.29%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 23.14% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)
Class I Shares at NAV	23.14%	3.23%	5.63%
MSCI Emerging Markets Index	25.32%	3.93%	6.21%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M129_AR_1024 4013393-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Index Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Premier Class Shares/TEQPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$35	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 23.22% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	23.22%	3.24%	3.00%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245M236_AR_1024 4013393-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Index Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TEQLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$18	0.16%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class R6 Shares at net asset value (NAV) was 23.43% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class R6 Shares at NAV	23.43%	3.40%	3.15%

MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388

Total number of portfolio holdings	1,295

Portfolio turnover (%)	5%

Total management fees paid for the year	$6,285,753

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M228_AR_1024 4013393-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Index Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Retirement Class Shares/TEQSX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$46	0.41%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 23.07% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	23.07%	3.12%	2.89%
MSCI Emerging Markets Index	25.32%	3.93%	3.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388
Total number of portfolio holdings	1,295
Portfolio turnover (%)	5%
Total management fees paid for the year	$6,285,753

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M244_AR_1024 4013393‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Equity Index Fund
(Formerly known as TIAA-CREF Emerging Markets Equity Index Fund)
Class W Shares/TENWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 23.54% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI Emerging Markets Index (Net), returned 25.32%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)
Class W Shares at NAV	23.54%	3.57%	3.35%
MSCI Emerging Markets Index	25.32%	3.93%	3.57%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$7,041,720,388
Total number of portfolio holdings	1,285
Portfolio turnover (%)	5%
Total management fees paid for the year	$6,285,753

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Equity Index Fund to Nuveen Emerging Markets Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by November 29, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P247_AR_1024 4013393-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Index Fund
(Formerly known as TIAA-CREF International Equity Index Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TCIHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$20	0.18%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Class I Shares at net asset value (NAV) was 22.13% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	22.13%	6.24%	6.13%

MSCI EAFE® Index	22.97%	6.24%	6.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116

Total number of portfolio holdings	756

Portfolio turnover (%)	4%

Total management fees paid for the year	$9,733,203

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M111_AR_1024 4013398-INV-Y-12/25 (I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Index Fund
(Formerly known as TIAA-CREF International Equity Index Fund)
Premier Class Shares/TRIPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$22	0.20%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Premier Class Shares at net asset value (NAV) was 22.07% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Premier Class Shares at NAV	22.07%	6.22%	5.17%

MSCI EAFE® Index	22.97%	6.24%	5.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116

Total number of portfolio holdings	756

Portfolio turnover (%)	4%

Total management fees paid for the year	$9,733,203

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245M319_AR_1024 4013398‑INV‑Y‑12/25 (I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Index Fund
(Formerly known as TIAA-CREF International Equity Index Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TCIEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$6	0.05%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Class R6 at net asset value (NAV) was 22.31% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	22.31%	6.38%	5.33%
MSCI EAFE® Index	22.97%	6.24%	5.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116
Total number of portfolio holdings	756
Portfolio turnover (%)	4%
Total management fees paid for the year	$9,733,203

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W516_AR_1024 4013398‑INV‑Y‑12/25 (I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Index Fund
(Formerly known as TIAA-CREF International Equity Index Fund)
Retirement Class Shares/TRIEX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$33	0.30%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Retirement Class Shares at net asset value (NAV) was 21.94% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Retirement Class Shares at NAV	21.94%	6.10%	5.07%

MSCI EAFE® Index	22.97%	6.24%	5.27%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/ mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116
Total number of portfolio holdings	756
Portfolio turnover (%)	4%
Total management fees paid for the year	$9,733,203

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87244W490_AR_1024 4013398-INV-Y-12/25 (I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Equity Index Fund
(Formerly known as TIAA-CREF International Equity Index Fund)
Class W Shares /TCIWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Equity Index Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class W Shares	$0	0.00%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Equity Index Fund’s total return for Class W Shares at net asset value (NAV) was 22.30% for the 12 months ended October 31, 2024. The Fund’s index, the MSCI EAFE Index (Net), returned 22.97%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non-U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  The Fund had a risk profile similar to that of its benchmark. With respect to Fund composition, there were no material contributors or detractors relative to the Fund’s benchmark during the period

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)
Class W Shares at NAV	22.30%	6.42%	5.67%
MSCI EAFE® Index	22.97%	6.24%	5.48%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$27,165,368,116
Total number of portfolio holdings	756
Portfolio turnover (%)	4%
Total management fees paid for the year	$9,733,203

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Equity Index Fund to Nuveen International Equity Index Fund.

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA was added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245P239_AR_1024 4013398-INV-Y-12/25 (I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Debt Fund
(Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class A Shares (Formerly known as Retail Class Shares)/TEDLX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$101	0.92%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.30% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Class A Shares at NAV (excluding maximum sales charge)	19.30%	2.01%	3.71%
Class A at maximum sales charge (Offering Price)	14.52%	1.18%	3.28%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R623_AR_1024 4013223‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Debt Fund
(Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TEDHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$79	0.72%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.46% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 4, 2015 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (12/4/15)

Class I Shares at NAV	19.46%	2.23%	4.99%

J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	3.33%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Total management fees paid for the year	$2,878,227

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

87245R318_AR_1024 4013223-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Debt Fund
(Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Premier Class Shares/TEDPX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Premier Class Shares	$89	0.81%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.43% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Premier Class Shares at NAV	19.43%	2.15%	3.87%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R599_AR_1024 4013223-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Debt Fund
(Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TEDNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$69	0.63%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.61% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Class R6 Shares at NAV	19.61%	2.34%	4.05%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R581_AR_1024 4013223‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Debt Fund
(Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Retirement Class Shares/TEDTX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$97	0.88%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 19.35% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out‑of‑benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

1	continued>>

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (November 1, 2014 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year
Retirement Class Shares at NAV	19.35%	2.11%	3.80%
J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.92%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501
Total number of portfolio holdings	383
Portfolio turnover (%)	31%
Total management fees paid for the year	$2,878,227

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245R615_AR_1024 4013223‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen Emerging Markets Debt Fund
(Formerly known as TIAA-CREF Emerging Markets Debt Fund)
Class W Shares/TEDVX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen Emerging Markets Debt Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class W Shares	$1	0.01%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Emerging Markets Debt Fund returned 20.34% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the J.P. Morgan Emerging Markets Bond Index Global Diversified, which returned 18.16%.

•  Top contributors to relative performance

»   Underweight to Chinese quasi-sovereign debt, overweight to Mexican corporate and quasi-sovereign debt, and no exposure to Venezuelan quasi-sovereign debt issued by Petroleos de Venezuela.

»   Underweights to Indonesia, Saudi Arabian and Uruguay U.S. dollar-denominated sovereign bonds, and no exposure to Venezuela sovereign debt.

»   Security selection within emerging markets (EM) corporate bonds, including India and Colombia, and sovereign bonds, including Egypt and Ukraine.

•  Top detractors from relative performance

»   Out-of-benchmark allocation to local currencies, including exposure to Brazilian Real.

»   Shorter-duration positioning.

»   Modest underweight to Argentina sovereign bonds.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5‑Year	Since Inception (9/28/18)

Class W Shares at NAV	20.34%	2.96%	4.72%

J.P. Morgan Emerging Markets Bond Index Global Diversified	18.16%	0.47%	2.25%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$548,519,501

Total number of portfolio holdings	383

Portfolio turnover (%)	31%

Total management fees paid for the year	$2,878,227

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the J.P Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Emerging Markets Debt Fund to Nuveen Emerging Markets Debt Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N701_AR_1024 4013223-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Bond Fund
(Formerly known as TIAA-CREF International Bond Fund)
Class A Shares (Formerly known as Retail Class Shares)/TIBEX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$100	0.95%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.00% for Class A Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out‑of‑benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)
Class A Shares at NAV (excluding maximum sales charge)	10.00%	0.11%	1.50%
Class A at maximum sales charge (Offering Price)	5.59%	-0.70%	0.99%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%
Class A Shares at Offer reflect a maximum up‑front sales charge of 5.75% applicable to the purchase of Class A shares, which was effective as of May 6, 2024.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Retail Class shares of the Fund were renamed Class A shares.

•
Sales charge: Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Fund of less than certain amounts. Therefore, effective as of May 6, 2024, Class A shares are available for purchase at the offering price, which will be the net asset value (NAV) per share plus an up‑front sales charge.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P486_AR_1024 4013232‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Bond Fund
(Formerly known as TIAA-CREF International Bond Fund)
Class I Shares (Formerly known as Advisor Class Shares)/TIBNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$74	0.70%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.30% for Class I Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out-of-benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)
Class I Shares at NAV	10.30%	0.42%	1.79%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Advisor Class shares of the Fund were renamed Class I shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P528_AR_1024 4013232‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Bond Fund
(Formerly known as TIAA-CREF International Bond Fund)
Premier Class Shares/TIBLX

Annual Shareholder Report
This annual shareholder report contains important information about the Premier Class Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Premier Class Shares	$79	0.75%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.28% for Premier Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out-of-benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)

Premier Class Shares at NAV	10.28%	0.30%	1.69%

Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%

Bloomberg Global Aggregate ex-USD Index (Hedged)	9.28%	0.65%	1.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879

Total number of portfolio holdings	476

Portfolio turnover (%)	37%

Total management fees paid for the year	$2,080,778

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P510_AR_1024 4013232-INV-Y-12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Bond Fund
(Formerly known as TIAA-CREF International Bond Fund)
Class R6 Shares (Formerly known as Institutional Class Shares)/TIBWX

Annual Shareholder Report
This annual shareholder report contains important information about the Class R6 Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class R6 Shares	$63	0.60%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.37% for Class R6 Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out‑of‑benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Years	Since Inception (8/5/16)
Class R6 Shares at NAV	10.37%	0.48%	1.84%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Share class name change: Effective May 6, 2024, Institutional Class shares of the Fund were renamed Class R6 shares.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P536_AR_1024 4013232‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Bond Fund
(Formerly known as TIAA-CREF International Bond Fund)
Retirement Class Shares/TIBVX

Annual Shareholder Report
This annual shareholder report contains important information about the Retirement Class Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Retirement Class Shares	$89	0.85%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 10.14% for Retirement Class Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex-USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out-of-benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 5, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (8/5/16)
Retirement Class Shares at NAV	10.14%	0.23%	1.60%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.27)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	1.84%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These rati ngs are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87245P494_AR_1024 4013232‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Annual Shareholder Report October 31, 2024

Nuveen International Bond Fund
(Formerly known as TIAA-CREF International Bond Fund)
Class W Shares/TIBUX

Annual Shareholder Report
This annual shareholder report contains important information about the Class W Shares of the Nuveen International Bond Fund for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class W Shares	$1	0.01%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen International Bond Fund returned 11.08% for Class W Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Bloomberg Global Aggregate ex‑USD Index (Hedged), which returned 9.28%.

•  Top contributors to relative performance

»   Overweights to government-related credit, particularly in emerging markets (EM), and corporate bonds, primarily high-yield corporate bonds.

»   Out‑of‑benchmark exposure to commercial mortgage-backed securities and U.S. dollar-denominated securities.

»   Yield curve positioning.

»   Security selection within global treasuries, most notably in EM issuers.

•  Top detractors from relative performance

»   Unhedged foreign currency exposure, particularly to EM currencies.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 28, 2018 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	Since Inception (9/28/18)
Class W Shares at NAV	11.08%	1.08%	2.79%
Bloomberg Global Aggregate Bond Index	9.54%	(1.64)%	(0.04)%
Bloomberg Global Aggregate ex‑USD Index (Hedged)	9.28%	0.65%	2.15%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$420,714,879
Total number of portfolio holdings	476
Portfolio turnover (%)	37%
Total management fees paid for the year	$2,080,778

What did the Fund invest in? (as of October 31, 2024)

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

How has the Fund changed?

•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF International Bond Fund to Nuveen International Bond Fund.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by March 1, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

87249N800_AR_1024 4013232‑INV‑Y‑12/25 (A, I, Premier, R6, Retirement, W)

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended October 31, 2023 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended October 31, 2023 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the October 31, 2023 Form N-CSR.

(a)	Audit Fees.

For the fiscal years ended October 31, 2024 and October 31, 2023, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $951,960 and $1,102,764, respectively.

(b)	Audit Related Fees.

For the fiscal years ended October 31, 2024 and October 31, 2023, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended October 31, 2024 and October 31, 2023, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $11,845 and $11,568, respectively.

(c)	Tax Fees.

For the fiscal years ended October 31, 2024 and October 31, 2023, PwC’s aggregate fees for tax services billed to the Registrant were $148,240.53 and $258,124.71, respectively.

For the fiscal years ended October 31, 2024 and October 31, 2023, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

(d)	All Other Fees.

For the fiscal years ended October 31, 2024 and October 31, 2023, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended October 31, 2024 and October 31, 2023, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2024 and October 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2024 and October 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2024 and October 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2024 and October 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2024 and October 31, 2023 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2024 and October 31, 2023 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended October 31, 2024 and October 31, 2023, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $452,111 and $981,082, respectively.

(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm
2
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Core Equity Fund, Nuveen Large Cap Growth Fund, Nuveen
Large Cap Value Fund, Nuveen Mid Cap Growth Fund, Nuveen Mid Cap Value Fund, Nuveen Quant Small Cap Equity Fund, Nuveen
Quant Small/Mid Cap Equity Fund, Nuveen Large Cap Responsible Equity Fund, Nuveen Social Choice Low Carbon Equity Fund,
Nuveen Emerging Markets Equity Fund, Nuveen International Equity Fund, Nuveen International Opportunities Fund, Nuveen Quant
International Small Cap Equity Fund and Nuveen International Responsible Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Core
Equity Fund, Nuveen Large Cap Growth Fund, Nuveen Large Cap Value Fund, Nuveen Mid Cap Growth Fund, Nuveen Mid Cap Value
Fund, Nuveen Quant Small Cap Equity Fund, Nuveen Quant Small/Mid Cap Equity Fund, Nuveen Large Cap Responsible Equity Fund,
Nuveen Social Choice Low Carbon Equity Fund, Nuveen Emerging Markets Equity Fund, Nuveen International Equity Fund, Nuveen
International Opportunities Fund, Nuveen Quant International Small Cap Equity Fund and Nuveen International Responsible Equity
Fund (fourteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October
31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments October 31, 2024
Core Equity
3
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.2%
1,555,175 General Motors Co $ 78,940,683
TOTAL AUTOMOBILES & COMPONENTS 78,940,683
BANKS - 3.5%
1,214,536 Citigroup, Inc 77,936,775
2,331,955 Wells Fargo & Co 151,390,519
TOTAL BANKS 229,327,294
CAPITAL GOODS - 5.5%
333,474 (a) Builders FirstSource, Inc 57,157,444
447,735 Dover Corp 84,769,667
410,300 Honeywell International, Inc 84,390,504
157,117 United Rentals, Inc 127,704,698
TOTAL CAPITAL GOODS 354,022,313
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.4%
1,426,556 (a) Amazon.com, Inc 265,910,039
396,548 Home Depot, Inc 156,140,775
471,787 Lowe's Cos, Inc 123,527,990
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 545,578,804
CONSUMER DURABLES & APPAREL - 2.2%
413,959 DR Horton, Inc 69,959,071
535,575 Pulte Homes, Inc 69,373,030
TOTAL CONSUMER DURABLES & APPAREL 139,332,101
CONSUMER SERVICES - 1.2%
375,583 Royal Caribbean Cruises Ltd 77,501,552
TOTAL CONSUMER SERVICES 77,501,552
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.9%
44,326 Costco Wholesale Corp 38,748,902
1,833,224 Walmart, Inc 150,232,707
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 188,981,609
ENERGY - 4.0%
585,242 Chevron Corp 87,095,714
503,930 EOG Resources, Inc 61,459,303
835,450 Valero Energy Corp 108,407,992
TOTAL ENERGY 256,963,009
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
964,406 Simon Property Group, Inc 163,100,343
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 163,100,343
FINANCIAL SERVICES - 8.2%
331,455 American Express Co 89,519,367
338,066 Ameriprise Financial, Inc 172,515,080
2,286,726 Bank of New York Mellon Corp 172,327,671
199,519 Mastercard, Inc (Class A) 99,677,697
TOTAL FINANCIAL SERVICES 534,039,815
HEALTH CARE EQUIPMENT & SERVICES - 11.3%
728,752 Abbott Laboratories 82,618,614
1,404,935 (a) Boston Scientific Corp 118,042,639
405,736 Cigna Group 127,729,750
313,452 HCA, Inc 112,447,770
403,609 Labcorp Holdings, Inc 92,131,826
468,030 (a) Tenet Healthcare Corp 72,554,011
228,399 UnitedHealth Group, Inc 128,931,236
TOTAL HEALTH CARE EQUIPMENT & SERVICES 734,455,846
INSURANCE - 5.4%
1,752,749 American International Group, Inc 132,998,594
977,811 (a) Arch Capital Group Ltd 96,373,052

Core Equity
4
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
425,513 Chubb Ltd $ 120,181,892
TOTAL INSURANCE 349,553,538
MATERIALS - 2.2%
934,446 Corteva, Inc 56,926,451
187,062 Linde plc 85,328,331
TOTAL MATERIALS 142,254,782
MEDIA & ENTERTAINMENT - 7.2%
687,606 Alphabet, Inc 118,742,680
774,958 Alphabet, Inc (Class A) 132,603,063
376,272 Meta Platforms, Inc 213,564,462
TOTAL MEDIA & ENTERTAINMENT 464,910,205
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.1%
1,325,773 Merck & Co, Inc 135,653,093
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 135,653,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.3%
323,512 Applied Materials, Inc 58,743,309
503,648 Broadcom, Inc 85,504,321
832,997 Lam Research Corp 61,933,327
3,686,949 Nvidia Corp 489,479,350
624,748 QUALCOMM, Inc 101,690,232
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 797,350,539
SOFTWARE & SERVICES - 8.2%
1,087,951 Microsoft Corp 442,088,889
520,958 Oracle Corp 87,437,590
TOTAL SOFTWARE & SERVICES 529,526,479
TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
1,725,051 Apple, Inc 389,706,271
165,445 (a) Arista Networks, Inc 63,934,566
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 453,640,837
UTILITIES - 4.3%
1,041,242 Alliant Energy Corp 62,474,520
695,321 American Electric Power Co, Inc 68,662,949
1,895,538 NextEra Energy, Inc 150,221,386
TOTAL UTILITIES 281,358,855
TOTAL COMMON STOCKS
(Cost $3,667,713,061) 6,456,491,697
TOTAL LONG-TERM INVESTMENTS
(Cost $3,667,713,061) 6,456,491,697
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0.3%
$ 24,300,000 (b) Bank of New York Mellon 4 .860% 11/01/24 24,300,000
TOTAL REPURCHASE AGREEMENT 24,300,000
TREASURY DEBT - 0.1%
154,000 United States Treasury Bill 0 .000 11/12/24 153,781
5,000,000 United States Treasury Bill 0 .000 12/05/24 4,978,288
TOTAL TREASURY DEBT 5,132,069
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,431,826) 29,432,069
TOTAL INVESTMENTS - 100.0%
(Cost $3,697,144,887) 6,485,923,766
OTHER ASSETS & LIABILITIES, NET - (0.0)% (1,632,956)
NET ASSETS - 100.0% $ 6,484,290,810
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $24,316,610 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $24,786,087.

Portfolio of Investments October 31, 2024
Large Cap Growth
5
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 1.2%
291,910 (a) Tesla, Inc $ 72,933,714
TOTAL AUTOMOBILES & COMPONENTS 72,933,714
CAPITAL GOODS - 1.8%
455,830 (a) Boeing Co 68,059,977
135,162 Quanta Services, Inc 40,768,914
TOTAL CAPITAL GOODS 108,828,891
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
581,470 Experian Group Ltd 28,379,111
202,778 Verisk Analytics, Inc 55,707,172
172,023 Waste Connections, Inc 30,405,065
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 114,491,348
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 13.2%
3,881,759 (a) Amazon.com, Inc 723,559,878
75,786 Home Depot, Inc 29,840,737
586,624 TJX Cos, Inc 66,306,111
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 819,706,726
CONSUMER DURABLES & APPAREL - 1.0%
3,373 (a) NVR, Inc 30,872,428
3,718,500 PRADA S.p.A 28,548,813
TOTAL CONSUMER DURABLES & APPAREL 59,421,241
CONSUMER SERVICES - 4.9%
21,075 Booking Holdings, Inc 98,551,969
2,969,527 (a) Carnival Corp 65,329,594
195,718 (a) Flutter Entertainment plc 45,784,813
14,548 (a) Flutter Entertainment plc 3,386,338
341,237 Restaurant Brands International, Inc 23,733,033
719,371 Starbucks Corp 70,282,547
TOTAL CONSUMER SERVICES 307,068,294
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
81,340 Costco Wholesale Corp 71,105,801
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 71,105,801
ENERGY - 0.5%
173,343 Diamondback Energy, Inc 30,641,842
TOTAL ENERGY 30,641,842
FINANCIAL SERVICES - 5.4%
42,022 (a),(b) Adyen NV 64,195,285
795,218 (a) PayPal Holdings, Inc 63,060,787
1,576,245 (a) Rocket Cos, Inc 25,377,545
620,497 Visa, Inc (Class A) 179,851,056
TOTAL FINANCIAL SERVICES 332,484,673
FOOD, BEVERAGE & TOBACCO - 0.7%
1,415,710 (c) Davide Campari-Milano NV 9,504,738
590,679 (a) Monster Beverage Corp 31,116,970
TOTAL FOOD, BEVERAGE & TOBACCO 40,621,708
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
153,877 (a) Align Technology, Inc 31,549,401
644,793 (a) DexCom, Inc 45,445,011
208,185 (a) Intuitive Surgical, Inc 104,891,930
117,120 UnitedHealth Group, Inc 66,114,240
187,361 (a) Veeva Systems, Inc 39,126,598
TOTAL HEALTH CARE EQUIPMENT & SERVICES 287,127,180
INSURANCE - 1.9%
479,010 Progressive Corp 116,317,998
TOTAL INSURANCE 116,317,998
MEDIA & ENTERTAINMENT - 12.3%
2,223,182 Alphabet, Inc 383,921,300
260,189 (a) Liberty Media Corp-Liberty Formula One (Class C) 20,773,490

Large Cap Growth
6
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
660,315 (a) Match Group, Inc $ 23,791,149
537,148 Meta Platforms, Inc 304,874,462
320,912 Walt Disney Co 30,871,734
TOTAL MEDIA & ENTERTAINMENT 764,232,135
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.3%
97,581 Amgen, Inc 31,241,533
127,154 (a) Illumina, Inc 18,327,978
1,385,338 Novo Nordisk A.S. 155,386,422
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 204,955,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.2%
252,024 (a) Advanced Micro Devices, Inc 36,309,097
345,865 Applied Materials, Inc 62,802,167
1,605,662 Broadcom, Inc 272,593,238
5,341,654 Nvidia Corp 709,157,985
1,503,000 Taiwan Semiconductor Manufacturing Co Ltd 47,133,301
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,127,995,788
SOFTWARE & SERVICES - 19.2%
194,120 (a) Atlassian Corp Ltd 36,599,385
116,253 (a) Crowdstrike Holdings, Inc 34,512,028
82,468 Intuit, Inc 50,330,220
1,654,764 Microsoft Corp 672,413,351
159,697 (a) Palo Alto Networks, Inc 57,543,620
102,659 Roper Industries, Inc 55,202,824
526,975 Salesforce, Inc 153,544,706
85,821 (a) ServiceNow, Inc 80,070,135
226,866 (a) Workday, Inc 53,052,614
TOTAL SOFTWARE & SERVICES 1,193,268,883
TECHNOLOGY HARDWARE & EQUIPMENT - 7.0%
1,935,904 Apple, Inc 437,340,073
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 437,340,073
TRANSPORTATION - 1.4%
3,133,698 (a) Grab Holdings Ltd 12,785,488
1,065,580 (a) Uber Technologies, Inc 76,775,039
TOTAL TRANSPORTATION 89,560,527
TOTAL COMMON STOCKS
(Cost $2,559,592,825) 6,178,102,755
TOTAL LONG-TERM INVESTMENTS
(Cost $2,559,592,825) 6,178,102,755
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
2,069,707 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 2,069,707
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $2,069,707) 2,069,707
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 142,000 Federal Home Loan Bank (FHLB) 0 .000 11/01/24 141,982
TOTAL GOVERNMENT AGENCY DEBT 141,982
REPURCHASE AGREEMENT - 0.5%
31,000,000 (f) Bank of New York Mellon 4 .860 11/01/24 31,000,000
TOTAL REPURCHASE AGREEMENT 31,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,142,000) 31,141,982
TOTAL INVESTMENTS - 100.0%
(Cost $2,592,804,532) 6,211,314,444
OTHER ASSETS & LIABILITIES, NET - 0.0% 1,992,208
NET ASSETS - 100.0% $ 6,213,306,652

7
See Notes to Financial Statements
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $64,195,285 or 1.0% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,318,317.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $31,021,190 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $31,620,075.

Large Cap Value
Portfolio of Investments October 31, 2024
8
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
BANKS - 10.0%
3,785,555 Bank of America Corp $ 158,311,910
828,193 Fifth Third Bancorp 36,175,470
1,172,568 JPMorgan Chase & Co 260,216,291
418,448 PNC Financial Services Group, Inc 78,781,205
2,411,740 Wells Fargo & Co 156,570,161
TOTAL BANKS 690,055,037
CAPITAL GOODS - 11.9%
229,162 Allegion plc 31,997,890
504,178 (a) Boeing Co 75,278,817
112,742 Deere & Co 45,625,560
437,335 Dover Corp 82,800,636
319,825 Eaton Corp plc 106,047,573
669,230 Emerson Electric Co 72,457,532
413,157 Honeywell International, Inc 84,978,132
630,817 Masco Corp 50,408,586
175,666 Parker-Hannifin Corp 111,384,541
996,803 RTX Corp 120,603,195
103,599 Trane Technologies plc 38,348,206
TOTAL CAPITAL GOODS 819,930,668
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.0%
219,753 Home Depot, Inc 86,527,744
44,075 (a) O'Reilly Automotive, Inc 50,824,645
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 137,352,389
CONSUMER DURABLES & APPAREL - 1.3%
10,132 (a) NVR, Inc 92,736,271
TOTAL CONSUMER DURABLES & APPAREL 92,736,271
CONSUMER SERVICES - 1.9%
10,794 Booking Holdings, Inc 50,475,442
342,421 Hilton Worldwide Holdings, Inc 80,417,572
TOTAL CONSUMER SERVICES 130,893,014
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.2%
1,829,691 Walmart, Inc 149,943,178
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 149,943,178
ENERGY - 7.1%
309,845 Chevron Corp 46,111,133
940,064 ConocoPhillips 102,974,610
616,757 EOG Resources, Inc 75,219,684
1,603,004 Exxon Mobil Corp 187,198,807
613,535 Valero Energy Corp 79,612,302
TOTAL ENERGY 491,116,536
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.3%
814,820 Prologis, Inc 92,025,771
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 92,025,771
FINANCIAL SERVICES - 10.7%
349,666 American Express Co 94,437,793
357,646 (a) Berkshire Hathaway, Inc 161,269,734
90,588 BlackRock, Inc 88,869,546
1,139,156 Charles Schwab Corp 80,686,420
482,141 (a) Fiserv, Inc 95,415,704
223,300 Goldman Sachs Group, Inc 115,622,507
626,059 Intercontinental Exchange, Inc 97,583,816
TOTAL FINANCIAL SERVICES 733,885,520
FOOD, BEVERAGE & TOBACCO - 2.2%
812,522 Mondelez International, Inc 55,641,506

9
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
732,928 Philip Morris International, Inc $ 97,259,546
TOTAL FOOD, BEVERAGE & TOBACCO 152,901,052
HEALTH CARE EQUIPMENT & SERVICES - 9.0%
846,659 Abbott Laboratories 95,985,731
220,637 Cigna Group 69,458,734
191,443 Elevance Health, Inc 77,679,912
212,079 HCA, Inc 76,081,220
145,673 Humana, Inc 37,558,870
779,548 Medtronic plc 69,574,659
340,893 UnitedHealth Group, Inc 192,434,098
TOTAL HEALTH CARE EQUIPMENT & SERVICES 618,773,224
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
670,050 Procter & Gamble Co 110,678,859
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 110,678,859
INSURANCE - 5.3%
1,298,695 American International Group, Inc 98,544,977
378,430 Chubb Ltd 106,883,769
415,675 Marsh & McLennan Cos, Inc 90,716,912
863,618 Metlife, Inc 67,724,924
TOTAL INSURANCE 363,870,582
MATERIALS - 5.4%
476,500 Celanese Corp (Series A) 60,024,705
360,466 Crown Holdings, Inc 33,721,594
923,463 DuPont de Nemours, Inc 76,638,194
277,075 Linde plc 126,387,761
94,946 Reliance Steel & Aluminum Co 27,186,838
919,609 Smurfit WestRock plc 47,359,864
TOTAL MATERIALS 371,318,956
MEDIA & ENTERTAINMENT - 3.2%
324,467 Alphabet, Inc 56,032,206
1,587,784 Comcast Corp (Class A) 69,338,527
958,284 Walt Disney Co 92,186,921
TOTAL MEDIA & ENTERTAINMENT 217,557,654
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
589,569 AbbVie, Inc 120,195,432
332,947 Danaher Corp 81,791,760
951,759 Johnson & Johnson 152,148,194
292,777 Merck & Co, Inc 29,956,943
1,141,195 Sanofi (ADR) 60,346,391
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 444,438,720
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.1%
278,588 Analog Devices, Inc 62,155,769
314,597 Applied Materials, Inc 57,124,523
292,546 Broadcom, Inc 49,665,534
1,089,978 Intel Corp 23,456,327
493,351 Lam Research Corp 36,680,647
594,947 Micron Technology, Inc 59,286,468
272,326 NXP Semiconductors NV 63,860,447
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 352,229,715
SOFTWARE & SERVICES - 3.5%
321,467 Accenture plc 110,848,251
151,168 Microsoft Corp 61,427,117
424,779 Oracle Corp 71,294,907
TOTAL SOFTWARE & SERVICES 243,570,275
TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
1,022,465 Cisco Systems, Inc 56,000,408

Large Cap Value
10
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
545,034 (a) TE Connectivity plc $ 80,348,912
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 136,349,320
TELECOMMUNICATION SERVICES - 1.4%
435,406 T-Mobile US, Inc 97,165,203
TOTAL TELECOMMUNICATION SERVICES 97,165,203
TRANSPORTATION - 1.9%
1,414,160 CSX Corp 47,572,342
370,842 Union Pacific Corp 86,061,303
TOTAL TRANSPORTATION 133,633,645
UTILITIES - 4.0%
635,213 Ameren Corp 55,333,404
596,302 American Electric Power Co, Inc 58,884,823
417,496 Duke Energy Corp 48,124,764
819,110 Eversource Energy 53,938,394
740,136 NextEra Energy, Inc 58,655,778
TOTAL UTILITIES 274,937,163
TOTAL COMMON STOCKS
(Cost $4,450,503,372) 6,855,362,752
TOTAL LONG-TERM INVESTMENTS
(Cost $4,450,503,372) 6,855,362,752
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000% 11/21/24 4,986,889
TOTAL GOVERNMENT AGENCY DEBT 4,986,889
REPURCHASE AGREEMENT - 0.6%
44,000,000 (b) Bank of New York Mellon 4 .860 11/01/24 44,000,000
TOTAL REPURCHASE AGREEMENT 44,000,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 11/07/24 4,996,118
187,000 United States Treasury Bill 0 .000 11/12/24 186,733
5,000,000 United States Treasury Bill 0 .000 12/17/24 4,970,784
TOTAL TREASURY DEBT 10,153,635
TOTAL SHORT-TERM INVESTMENTS
(Cost $59,140,177) 59,140,524
TOTAL INVESTMENTS - 100.3%
(Cost $4,509,643,549) 6,914,503,276
OTHER ASSETS & LIABILITIES, NET - (0.3)% (22,935,974)
NET ASSETS - 100.0% $ 6,891,567,302
ADR American Depositary Receipt
(a)
Non-income producing
(b) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $44,030,076 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $44,880,008.

Portfolio of Investments October 31, 2024
Mid Cap Growth
11
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
BANKS - 0.6%
353,366 (a) NU Holdings Ltd $ 5,332,293
TOTAL BANKS 5,332,293
CAPITAL GOODS - 8.6%
46,735 (a) Axon Enterprise, Inc 19,792,272
120,541 Howmet Aerospace, Inc 12,020,349
50,411 (a) Middleby Corp 6,538,307
37,094 Quanta Services, Inc 11,188,663
106,345 Vertiv Holdings Co 11,622,445
18,238 W.W. Grainger, Inc 20,230,137
TOTAL CAPITAL GOODS 81,392,173
COMMERCIAL & PROFESSIONAL SERVICES - 12.0%
850,609 (a) ACV Auctions, Inc 14,707,030
455,138 (a) Cimpress plc 31,409,074
252,593 Experian Group Ltd 12,328,004
118,600 Tetra Tech, Inc 5,797,168
111,175 Verisk Analytics, Inc 30,541,996
103,074 Waste Connections, Inc 18,218,330
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 113,001,602
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.4%
3,532 (a) Autozone, Inc 10,627,788
94,068 (a) Burlington Stores, Inc 23,307,228
36,813 Ferguson Enterprises, Inc 7,242,590
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 41,177,606
CONSUMER DURABLES & APPAREL - 6.8%
235,023 (a) BK LC Lux Finco 2 Sarl 10,811,058
87,402 (a) Garmin Ltd 17,336,187
526 (a) NVR, Inc 4,814,378
1,125,600 PRADA S.p.A 8,641,803
241,828 SharkNinja Global SPV Ltd 22,298,960
TOTAL CONSUMER DURABLES & APPAREL 63,902,386
CONSUMER SERVICES - 6.0%
581,621 (a) Carnival Corp 12,795,662
198,858 (a) DraftKings, Inc 7,023,665
72,849 (a) Expedia Group, Inc 11,387,027
112,477 Las Vegas Sands Corp 5,831,933
162,935 Restaurant Brands International, Inc 11,332,129
28,867 Wingstop, Inc 8,304,747
TOTAL CONSUMER SERVICES 56,675,163
ENERGY - 3.9%
117,538 Cheniere Energy, Inc 22,494,422
1,039,376 Permian Resources Corp 14,166,695
TOTAL ENERGY 36,661,117
FINANCIAL SERVICES - 7.9%
6,243 (a),(b) Adyen NV 9,537,175
53,539 Ameriprise Financial, Inc 27,320,952
22,892 (a) Coinbase Global, Inc 4,103,391
70,238 FirstCash Holdings, Inc 7,267,526
193,830 Jefferies Financial Group, Inc 12,401,243
109,713 Tradeweb Markets, Inc 13,933,551
TOTAL FINANCIAL SERVICES 74,563,838
FOOD, BEVERAGE & TOBACCO - 0.8%
186,384 (a) Celsius Holdings, Inc 5,606,431
326,997 (c) Davide Campari-Milano NV 2,195,379
TOTAL FOOD, BEVERAGE & TOBACCO 7,801,810
HEALTH CARE EQUIPMENT & SERVICES - 6.9%
63,344 (a) Align Technology, Inc 12,987,420
283,694 (a) DexCom, Inc 19,994,753

Mid Cap Growth
12
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
45,779 (a) Inspire Medical Systems, Inc $ 8,928,736
108,795 (a) Veeva Systems, Inc 22,719,660
TOTAL HEALTH CARE EQUIPMENT & SERVICES 64,630,569
INSURANCE - 1.8%
101,506 (a) Arch Capital Group Ltd 10,004,432
17,230 Kinsale Capital Group, Inc 7,376,335
TOTAL INSURANCE 17,380,767
MATERIALS - 1.1%
78,711 Westlake Chemical Corp 10,385,129
TOTAL MATERIALS 10,385,129
MEDIA & ENTERTAINMENT - 5.0%
69,097 (a) Liberty Media Corp-Liberty Formula One (Class A) 5,129,761
251,235 (a) Match Group, Inc 9,051,997
177,839 (a) Reddit, Inc 21,216,193
218,024 (a) ROBLOX Corp 11,276,201
TOTAL MEDIA & ENTERTAINMENT 46,674,152
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.9%
714,439 (a) Elanco Animal Health, Inc 9,030,509
50,091 (a) Illumina, Inc 7,220,117
39,178 (a) Krystal Biotech, Inc 6,759,380
26,721 (a) Natera, Inc 3,232,172
35,064 (a) Repligen Corp 4,708,043
99,291 (a) Sarepta Therapeutics, Inc 12,510,666
19,953 (a) United Therapeutics Corp 7,461,823
46,920 West Pharmaceutical Services, Inc 14,448,076
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 65,370,786
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
49,569 Entegris, Inc 5,190,370
32,653 Monolithic Power Systems, Inc 24,793,423
121,058 Teradyne, Inc 12,857,570
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 42,841,363
SOFTWARE & SERVICES - 17.7%
516,973 (a) Confluent, Inc 13,529,183
209,652 (a) Datadog, Inc 26,298,747
76,664 (a) GoDaddy, Inc 12,787,555
34,044 (a) HubSpot, Inc 18,887,271
186,448 (a) Klaviyo, Inc 7,090,617
188,134 (a),(c) Life360, Inc 8,065,305
47,224 (a) MongoDB, Inc 12,769,370
114,561 (a) Palantir Technologies, Inc 4,761,155
115,240 (a) PTC, Inc 21,357,429
405,173 (a) SentinelOne, Inc 10,449,412
146,198 (a) Trade Desk, Inc 17,574,462
69,631 (a) Zscaler, Inc 12,588,588
TOTAL SOFTWARE & SERVICES 166,159,094
TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
282,105 (a) Flextronics International Ltd 9,780,580
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 9,780,580
TELECOMMUNICATION SERVICES - 0.0%
153,712 (a),(d) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 1.4%
626,944 (a) Grab Holdings Ltd 2,557,931
814,235 (a) Grab Holdings Ltd 3,322,079

13
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
34,146 Old Dominion Freight Line $ 6,874,273
TOTAL TRANSPORTATION 12,754,283
UTILITIES - 1.6%
119,311 Vistra Corp 14,909,103
TOTAL UTILITIES 14,909,103
TOTAL COMMON STOCKS
(Cost $730,665,290) 931,395,351
TOTAL LONG-TERM INVESTMENTS
(Cost $730,665,290) 931,395,351
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,652,603 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (f) 1,652,603
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,652,603) 1,652,603
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 1.1%
$ 10,011,000 Federal Home Loan Bank (FHLB) 0 .000 11/01/24 10,009,750
TOTAL GOVERNMENT AGENCY DEBT 10,009,750
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,011,000) 10,009,750
TOTAL INVESTMENTS - 100.2%
(Cost $742,328,893) 943,057,704
OTHER ASSETS & LIABILITIES, NET - (0.2)% (1,758,990)
NET ASSETS - 100.0% $ 941,298,714
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $9,537,175 or 1.0% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,770,856.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Mid Cap Value
Portfolio of Investments October 31, 2024
14
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
COMMON STOCKS - 98.9%
BANKS - 3.3%
332,183 East West Bancorp, Inc $ 32,384,521
638,734 Fifth Third Bancorp 27,899,901
TOTAL BANKS 60,284,422
CAPITAL GOODS - 18.0%
184,444 Ametek, Inc 33,815,963
154,088 Crane Co 24,234,961
186,182 Howmet Aerospace, Inc 18,566,069
75,618 Hubbell, Inc 32,291,155
194,909 ITT, Inc 27,310,649
128,284 L3Harris Technologies, Inc 31,746,441
384,393 nVent Electric plc 28,664,186
134,190 Owens Corning, Inc 23,723,450
53,249 Parker-Hannifin Corp 33,763,593
36,965 United Rentals, Inc 30,045,152
154,049 WESCO International, Inc 29,572,787
101,443 Westinghouse Air Brake Technologies Corp 19,069,255
TOTAL CAPITAL GOODS 332,803,661
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
132,548 (a) Autonation, Inc 20,607,238
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 20,607,238
CONSUMER DURABLES & APPAREL - 2.1%
141,426 (a) Skechers U.S.A., Inc (Class A) 8,692,042
289,822 Whirlpool Corp 29,999,475
TOTAL CONSUMER DURABLES & APPAREL 38,691,517
CONSUMER SERVICES - 5.4%
105,619 Darden Restaurants, Inc 16,901,152
572,494 (a) MGM Resorts International 21,107,854
91,286 Royal Caribbean Cruises Ltd 18,836,866
457,566 Travel & Leisure Co 21,876,230
230,805 Wyndham Hotels & Resorts, Inc 20,384,698
TOTAL CONSUMER SERVICES 99,106,800
ENERGY - 6.8%
757,351 Baker Hughes Co 28,839,926
181,734 Diamondback Energy, Inc 32,125,119
2,027,203 Permian Resources Corp 27,630,777
111,399 Valero Energy Corp 14,455,134
429,251 Williams Cos, Inc 22,479,875
TOTAL ENERGY 125,530,831
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 9.3%
153,777 Crown Castle, Inc 16,529,490
184,010 Digital Realty Trust, Inc 32,796,102
132,667 EastGroup Properties, Inc 22,723,204
402,570 Rexford Industrial Realty, Inc 17,266,227
701,030 STAG Industrial, Inc 26,134,398
906,893 VICI Properties, Inc 28,802,922
894,757 Weyerhaeuser Co 27,880,628
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 172,132,971
FINANCIAL SERVICES - 7.4%
497,753 Fidelity National Information Services, Inc 44,663,377
547,175 Jefferies Financial Group, Inc 35,008,257
509,000 OneMain Holdings, Inc 25,282,030

15
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
218,824 Raymond James Financial, Inc $ 32,434,093
TOTAL FINANCIAL SERVICES 137,387,757
FOOD, BEVERAGE & TOBACCO - 0.9%
198,300 Bunge Global S.A. 16,661,166
TOTAL FOOD, BEVERAGE & TOBACCO 16,661,166
HEALTH CARE EQUIPMENT & SERVICES - 1.3%
255,437 (a) Centene Corp 15,903,507
32,590 Humana, Inc 8,402,680
TOTAL HEALTH CARE EQUIPMENT & SERVICES 24,306,187
INSURANCE - 10.5%
168,677 Allstate Corp 31,461,634
430,006 American International Group, Inc 32,628,855
222,805 (a) Arch Capital Group Ltd 21,959,661
71,512 Everest Re Group Ltd 25,430,382
552,829 Fidelity National Financial, Inc 33,263,721
168,538 Metlife, Inc 13,216,750
176,374 Stewart Information Services Corp 12,134,531
362,966 Unum Group 23,295,158
TOTAL INSURANCE 193,390,692
MATERIALS - 4.3%
353,739 DuPont de Nemours, Inc 29,356,800
160,470 Nucor Corp 22,761,065
201,865 Westlake Chemical Corp 26,634,068
TOTAL MATERIALS 78,751,933
MEDIA & ENTERTAINMENT - 1.4%
159,099 (a) Take-Two Interactive Software, Inc 25,729,490
TOTAL MEDIA & ENTERTAINMENT 25,729,490
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
254,347 (a) BioMarin Pharmaceutical, Inc 16,758,924
1,881,276 (a) Elanco Animal Health, Inc 23,779,329
941,697 (a) Exelixis, Inc 31,264,340
164,752 (a) Jazz Pharmaceuticals plc 18,127,663
81,765 (a) United Therapeutics Corp 30,577,657
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 120,507,913
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
249,284 Marvell Technology, Inc 19,970,141
352,166 Microchip Technology, Inc 25,838,420
90,580 (a) Onto Innovation, Inc 17,964,731
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 63,773,292
SOFTWARE & SERVICES - 3.4%
1,439,475 Gen Digital, Inc 41,903,117
38,234 Roper Industries, Inc 20,559,569
TOTAL SOFTWARE & SERVICES 62,462,686
TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
1,825,664 Hewlett Packard Enterprise Co 35,582,191
1,012,845 HP, Inc 35,976,255
154,118 TD SYNNEX Corp 17,777,511
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 89,335,957
TRANSPORTATION - 0.8%
117,366 TFI International, Inc 15,705,918
TOTAL TRANSPORTATION 15,705,918
UTILITIES - 8.2%
493,309 Alliant Energy Corp 29,598,540
286,455 American Electric Power Co, Inc 28,287,431
507,988 CMS Energy Corp 35,361,045
339,112 Dominion Energy, Inc 20,187,337

Mid Cap Value
16
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
900,166 FirstEnergy Corp $ 37,653,944
TOTAL UTILITIES 151,088,297
TOTAL COMMON STOCKS
(Cost $1,449,064,371) 1,828,258,728
TOTAL LONG-TERM INVESTMENTS
(Cost $1,449,064,371) 1,828,258,728
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.3%
$ 3,705,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/24 3,704,537
2,000,000 FHLB 0 .000 11/20/24 1,995,006
TOTAL GOVERNMENT AGENCY DEBT 5,699,543
TREASURY DEBT - 0.6%
5,000,000 United States Treasury Bill 0 .000 11/07/24 4,996,118
5,000,000 United States Treasury Bill 0 .000 12/05/24 4,978,288
TOTAL TREASURY DEBT 9,974,406
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,674,166) 15,673,949
TOTAL INVESTMENTS - 99.8%
(Cost $1,464,738,537) 1,843,932,677
OTHER ASSETS & LIABILITIES, NET - 0.2% 4,207,669
NET ASSETS - 100.0% $ 1,848,140,346
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments October 31, 2024
Quant Small Cap Equity
17
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 1.1%
385,830 Atmus Filtration Technologies, Inc $ 15,024,220
93,500 (a) Modine Manufacturing Co 11,011,495
112,330 (a) Visteon Corp 10,137,783
TOTAL AUTOMOBILES & COMPONENTS 36,173,498
BANKS - 9.9%
254,680 Ameris Bancorp 15,787,613
158,070 Associated Banc-Corp 3,752,582
227,950 (a) Axos Financial, Inc 15,436,774
70,965 (a) Bancorp, Inc 3,566,701
285,081 Bank of NT Butterfield & Son Ltd 10,425,412
249,710 Berkshire Hills Bancorp, Inc 6,799,603
163,750 Cadence Bank 5,474,162
303,800 Cathay General Bancorp 13,968,724
157,940 Central Pacific Financial Corp 4,254,904
55,773 ConnectOne Bancorp, Inc 1,351,938
293,930 (a) Customers Bancorp, Inc 13,558,991
252,050 Eagle Bancorp, Inc 6,606,230
138,840 Enterprise Financial Services Corp 7,319,645
42,510 FB Financial Corp 2,091,492
204,030 First Busey Corp 4,959,969
343,900 First Financial Bancorp 8,796,962
94,620 First Financial Corp 4,064,875
236,180 First Merchants Corp 8,750,469
283,160 Hancock Whitney Corp 14,746,973
112,840 Heartland Financial USA, Inc 6,713,980
335,760 Heritage Commerce Corp 3,260,230
238,300 Horizon Bancorp, Inc 3,817,566
112,849 Independent Bank Corp 3,699,190
101,430 Independent Bank Corp 6,379,947
43,690 International Bancshares Corp 2,676,449
141,480 (a) Metropolitan Bank Holding Corp 7,569,180
214,270 National Bank Holdings Corp 9,633,579
306,600 OceanFirst Financial Corp 5,580,120
438,210 OFG Bancorp 17,646,717
601,440 Old National Bancorp 11,583,734
146,750 Pacific Premier Bancorp, Inc 3,743,592
51,010 Pathward Financial, Inc 3,609,468
78,680 Preferred Bank 6,638,232
658,405 Provident Financial Services, Inc 12,299,005
72,595 QCR Holdings, Inc 5,742,265
262,730 Towne Bank 8,543,980
162,050 UMB Financial Corp 17,781,747
443,483 United Bankshares, Inc 16,710,439
325,790 Veritex Holdings, Inc 8,796,330
197,329 Washington Federal, Inc 6,705,239
262,930 WesBanco, Inc 8,269,149
162,750 Westamerica Bancorporation 8,384,880
64,340 WSFS Financial Corp 3,163,598
TOTAL BANKS 340,662,635
CAPITAL GOODS - 12.1%
63,370 (a) Aerovironment, Inc 13,622,015
125,950 Albany International Corp (Class A) 8,554,524
398,440 (a) American Superconductor Corp 9,769,749
90,260 (a) API Group Corp 3,081,476
129,260 Apogee Enterprises, Inc 9,673,818
159,920 Arcosa, Inc 14,974,909
46,880 (a) Beacon Roofing Supply, Inc 4,316,242
263,450 (a) Blue Bird Corp 11,093,879

Quant Small Cap Equity
18
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
89,960 Cadre Holdings, Inc $ 3,127,909
152,500 Columbus McKinnon Corp 4,851,025
32,290 Comfort Systems USA, Inc 12,626,682
37,839 CSW Industrials, Inc 13,360,951
201,030 (a) DNOW, Inc 2,378,185
225,263 Enerpac Tool Group Corp 9,938,604
60,970 ESCO Technologies, Inc 7,654,174
184,630 Federal Signal Corp 15,060,269
316,490 (a),(b) Fluence Energy, Inc 6,883,657
153,030 Franklin Electric Co, Inc 14,646,501
91,020 FTAI Aviation Ltd 12,236,729
153,590 (a) Gibraltar Industries, Inc 10,365,789
123,080 Granite Construction, Inc 10,344,874
159,291 Griffon Corp 10,016,218
43,880 H&E Equipment Services, Inc 2,292,730
814,180 (a) Hillman Solutions Corp 8,630,308
408,280 (a) Leonardo DRS, Inc 12,276,980
48,317 Moog, Inc (Class A) 9,112,586
288,860 (a) MRC Global, Inc 3,541,424
688,450 Mueller Water Products, Inc (Class A) 14,863,636
342,800 (a) NEXTracker, Inc 13,650,296
73,290 (a) Parsons Corp 7,927,046
78,110 Powell Industries, Inc 19,916,488
160,990 Primoris Services Corp 10,081,194
515,387 (a) Resideo Technologies, Inc 10,137,662
686,560 (a),(b) Rocket Lab USA, Inc 7,346,192
139,440 (a) SPX Technologies, Inc 20,008,246
109,370 (a) Sterling Construction Co, Inc 16,892,197
57,830 (a) Transcat, Inc 5,526,813
364,690 Trinity Industries, Inc 12,501,573
29,780 UFP Industries, Inc 3,643,285
75,800 Watts Water Technologies, Inc (Class A) 14,446,722
403,730 (a),(b) Xometry, Inc 7,945,406
136,920 Zurn Elkay Water Solutions Corp 4,942,812
TOTAL CAPITAL GOODS 414,261,775
COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
244,530 ABM Industries, Inc 12,974,762
634,500 (a) ACV Auctions, Inc 10,970,505
160,150 Barrett Business Services, Inc 5,795,828
83,530 (a) CECO Environmental Corp 1,988,014
156,000 CSG Systems International, Inc 7,271,160
475,420 (a) ExlService Holdings, Inc 19,810,751
60,840 (a) Franklin Covey Co 2,422,040
526,080 (a) Healthcare Services Group 5,771,098
109,910 Heidrick & Struggles International, Inc 4,293,085
100,740 (a) Huron Consulting Group, Inc 11,658,640
81,313 ICF International, Inc 13,708,559
225,741 (a),(b) Innodata, Inc 4,539,651
143,340 Interface, Inc 2,504,150
186,490 MAXIMUS, Inc 16,120,196
251,240 (a) Montrose Environmental Group, Inc 6,625,199
101,730 TriNet Group, Inc 8,635,860
747,720 (a) Upwork, Inc 10,139,083
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 145,228,581
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
213,850 (a) Abercrombie & Fitch Co (Class A) 28,183,292
521,290 American Eagle Outfitters, Inc 10,212,071
69,640 (a) Carvana Co 17,222,668
1,584,417 (a),(b) EVgo, Inc 12,421,829
337,830 (a),(b) GigaCloud Technology, Inc 7,692,389
308,430 Monro Muffler, Inc 8,454,066
719,680 (a) Petco Health & Wellness Co, Inc 3,073,034

19
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
745,870 (a) Sally Beauty Holdings, Inc $ 9,696,310
246,570 Upbound Group, Inc 7,209,707
639,100 (a) Warby Parker, Inc 10,819,963
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 114,985,329
CONSUMER DURABLES & APPAREL - 1.7%
63,980 Century Communities, Inc 5,672,467
171,810 (a) Skyline Champion Corp 15,158,796
299,000 (a) Taylor Morrison Home Corp 20,481,500
332,110 (a) Tri Pointe Homes, Inc 13,427,207
257,230 Wolverine World Wide, Inc 3,958,770
TOTAL CONSUMER DURABLES & APPAREL 58,698,740
CONSUMER SERVICES - 4.0%
12,100 (a) Biglari Holdings, Inc (B Shares) 2,060,751
180,410 (a) BJ's Restaurants, Inc 6,691,407
136,740 (a) Brinker International, Inc 14,044,565
88,480 Carriage Services, Inc 3,308,267
707,039 (a) Coursera, Inc 4,913,921
153,430 (a),(b) Despegar.com Corp 2,215,529
26,360 (a) Duolingo, Inc 7,722,689
587,510 (a) Everi Holdings, Inc 7,831,508
170,350 (a) Frontdoor, Inc 8,464,691
530,730 International Game Technology plc 10,784,434
204,930 Laureate Education, Inc 3,520,697
428,970 (a) Life Time Group Holdings, Inc 9,557,452
19,715 Monarch Casino & Resort, Inc 1,547,825
454,590 OneSpaWorld Holdings Ltd 7,959,871
774,030 (a) Rush Street Interactive, Inc 8,375,005
114,480 (a) Shake Shack, Inc 13,928,782
93,200 Strategic Education, Inc 8,104,672
293,590 (a) Sweetgreen, Inc 10,598,599
20,580 Texas Roadhouse, Inc (Class A) 3,933,250
TOTAL CONSUMER SERVICES 135,563,915
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
199,730 (a) Chefs' Warehouse, Inc 7,973,221
188,390 (a) Sprouts Farmers Market, Inc 24,194,928
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 32,168,149
ENERGY - 4.3%
349,610 Archrock, Inc 6,999,192
427,040 Ardmore Shipping Corp 6,025,534
32,100 Chord Energy Corp 4,015,710
806,450 Crescent Energy Co 10,024,174
193,560 (b) CVR Energy, Inc 3,077,604
340,630 Delek US Holdings, Inc 5,337,672
177,090 Excelerate Energy, Inc 4,228,909
468,800 (a) Expro Group Holdings NV 5,977,200
427,600 Golar LNG Ltd 15,504,776
664,298 (a) Helix Energy Solutions Group, Inc 6,144,757
76,810 Helmerich & Payne, Inc 2,580,816
118,030 (b) Magnolia Oil & Gas Corp 2,983,798
286,405 (a) Oceaneering International, Inc 6,988,282
433,739 (a) Par Pacific Holdings, Inc 6,701,268
317,820 Patterson-UTI Energy, Inc 2,437,679
858,970 (a) ProPetro Holding Corp 5,935,483
50,085 (a) Rex American Resources Corp 2,240,302
50,750 Scorpio Tankers, Inc 2,957,203
219,170 (a) Seadrill Ltd 8,624,339
426,660 Select Water Solutions, Inc 4,522,596
440,210 Sitio Royalties Corp 9,812,281
224,580 SM Energy Co 9,425,623
153,410 (a) Teekay Tankers Ltd 7,314,589
550,927 (a) Uranium Energy Corp 4,087,878
134,600 (b) Vitesse Energy, Inc 3,347,502

Quant Small Cap Equity
20
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
23,820 Weatherford International plc $ 1,881,780
TOTAL ENERGY 149,176,947
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.4%
263,140 American Assets Trust, Inc 7,091,623
106,770 American Healthcare REIT, Inc 2,840,082
804,400 Apple Hospitality REIT, Inc 11,880,988
171,330 Broadstone Net Lease, Inc 3,013,695
260,190 CareTrust REIT, Inc 8,500,407
314,090 Corporate Office Properties Trust 10,113,698
842,350 Empire State Realty Trust, Inc 8,928,910
429,390 Essential Properties Realty Trust, Inc 13,607,369
1,440,800 Hudson Pacific Properties, Inc 6,224,256
195,590 Independence Realty Trust, Inc 3,837,476
190,190 InvenTrust Properties Corp 5,601,096
628,280 Kite Realty Group Trust 16,127,948
262,370 Mack-Cali Realty Corp 4,321,234
151,530 National Health Investors, Inc 11,614,775
897,440 Paramount Group, Inc 4,352,584
398,690 (c) Phillips Edison & Co, Inc 15,074,469
709,129 Piedmont Office Realty Trust, Inc 7,048,742
841,900 RLJ Lodging Trust 7,450,815
165,590 Ryman Hospitality Properties, Inc 17,726,410
920,170 Summit Hotel Properties, Inc 5,631,440
962,890 Sunstone Hotel Investors, Inc 9,715,560
506,880 Tanger Factory Outlet Centers, Inc 16,843,622
366,380 UMH Properties, Inc 6,832,987
275,810 Urban Edge Properties 6,134,014
486,090 Washington REIT 8,200,338
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 218,714,538
FINANCIAL SERVICES - 5.9%
280,509 ARMOUR Residential REIT, Inc 5,259,544
269,120 Artisan Partners Asset Management, Inc 11,868,192
1,983,380 BGC Group, Inc 18,584,271
181,510 Enact Holdings, Inc 6,187,676
11,079 (a) Enova International, Inc 962,876
295,280 Essent Group Ltd 17,719,753
446,380 (a) Flywire Corp 7,775,940
488,300 (a) Green Dot Corp 5,547,088
232,890 Jackson Financial, Inc 23,277,355
45,350 (a) LendingTree, Inc 2,586,310
91,910 Merchants Bancorp 3,395,155
135,430 (a) Moneylion, Inc 5,819,427
344,810 (a) NCR Corp ATM 9,027,126
401,865 (a) NMI Holdings, Inc 15,544,138
447,910 P10, Inc 4,949,406
759,580 (a) Pagseguro Digital Ltd 6,107,023
1,738,330 (a) Payoneer Global, Inc 14,984,405
29,360 Piper Jaffray Cos 8,327,670
300,750 Radian Group, Inc 10,499,183
710,080 (a) Repay Holdings Corp 5,648,686
196,130 Victory Capital Holdings, Inc 11,754,071
26,590 Virtus Investment Partners, Inc 5,753,278
TOTAL FINANCIAL SERVICES 201,578,573
FOOD, BEVERAGE & TOBACCO - 1.5%
141,050 Cal-Maine Foods, Inc 12,381,369
4,230 Coca-Cola Consolidated Inc 4,755,620
58,030 Lancaster Colony Corp 10,074,008
552,300 Primo Water Corp 14,486,829
270,130 (a) Vital Farms, Inc 9,368,108
TOTAL FOOD, BEVERAGE & TOBACCO 51,065,934
HEALTH CARE EQUIPMENT & SERVICES - 5.8%
43,730 (a) Addus HomeCare Corp 5,440,887

21
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
364,730 (a) Angiodynamics, Inc $ 2,440,044
333,620 (a) AtriCure, Inc 11,069,512
644,360 (a),(b) BrightSpring Health Services, Inc 9,646,069
1,308,240 (a) Brookdale Senior Living, Inc 8,202,665
254,950 (a) Castle Biosciences, Inc 8,839,116
1,160,480 (a) Community Health Systems, Inc 4,699,944
1,362,670 (a) Figs, Inc 8,516,687
435,420 (a) Health Catalyst, Inc 3,383,213
59,484 HealthStream, Inc 1,739,015
1,117,250 (a) Hims & Hers Health, Inc 21,037,817
243,570 (a) Inari Medical, Inc 11,788,788
217,827 (a) Lantheus Holdings, Inc 23,926,118
241,730 (a) LivaNova plc 12,478,103
180,610 (a) Merit Medical Systems, Inc 17,818,983
516,920 (a) Privia Health Group, Inc 9,490,651
216,310 Select Medical Holdings Corp 6,939,225
224,510 (a),(b) Surgery Partners, Inc 6,465,888
275,320 (a) Tandem Diabetes Care, Inc 8,636,788
87,001 (a),(b) TransMedics Group, Inc 7,131,472
48,840 US Physical Therapy, Inc 3,915,991
252,280 (a) Waystar Holding Corp 7,197,548
TOTAL HEALTH CARE EQUIPMENT & SERVICES 200,804,524
HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
137,660 (a) BellRing Brands, Inc 9,062,158
54,350 (a) elf Beauty, Inc 5,720,337
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 14,782,495
INSURANCE - 1.6%
264,150 (a),(b) BRP Group, Inc 12,219,579
131,080 Employers Holdings, Inc 6,386,217
141,260 F&G Annuities & Life, Inc 5,664,526
430,380 Fidelis Insurance Holdings Ltd 7,428,359
424,850 (a) Hamilton Insurance Group Ltd 7,400,887
46,380 (a) Palomar Holdings, Inc 4,163,533
116,600 Selective Insurance Group, Inc 10,589,612
TOTAL INSURANCE 53,852,713
MATERIALS - 4.6%
161,153 (a) Allegheny Technologies, Inc 8,494,375
40,946 (a) Aspen Aerogels, Inc 730,477
320,390 Avient Corp 14,933,378
94,583 Balchem Corp 15,826,573
166,250 Cabot Corp 17,926,737
126,840 Carpenter Technology Corp 18,962,580
789,640 (a) Coeur Mining, Inc 5,085,282
513,070 Compass Minerals International, Inc 6,315,892
284,190 (a) Constellium SE 3,154,509
2,249,470 Hecla Mining Co 14,599,060
89,380 Innospec, Inc 9,633,376
107,380 (a) Knife River Corp 10,450,222
155,900 Minerals Technologies, Inc 11,737,711
98,034 Olympic Steel, Inc 3,517,460
126,240 Orion S.A. 1,892,337
476,010 (a) Rayonier Advanced Materials, Inc 3,789,040
136,410 Sensient Technologies Corp 10,296,227
TOTAL MATERIALS 157,345,236
MEDIA & ENTERTAINMENT - 2.4%
411,740 (a) Cargurus, Inc 12,772,175
304,090 (a) EverQuote, Inc 5,467,538
635,280 (a) Integral Ad Science Holding Corp 7,521,715
71,020 John Wiley & Sons, Inc (Class A) 3,501,286
779,300 (a) Lions Gate Entertainment Corp (Class B) 5,494,065
260,500 (a) Madison Square Garden Entertainment Corp 10,865,455
844,900 (a) Magnite, Inc 10,544,352

Quant Small Cap Equity
22
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
425,280 (a) MediaAlpha, Inc $ 7,285,047
317,620 (a) PubMatic, Inc 4,670,602
1,044,320 (a) Vimeo, Inc 4,981,406
262,930 (a) Yelp, Inc 8,976,430
TOTAL MEDIA & ENTERTAINMENT 82,080,071
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.6%
259,118 (a) Acadia Pharmaceuticals, Inc 3,780,532
1,613,400 (a) ADMA Biologics, Inc 26,314,553
1,088,220 (a) Amicus Therapeutics, Inc 12,427,472
1,051,040 (a) Amneal Pharmaceuticals, Inc 8,902,309
108,790 (a) Amphastar Pharmaceuticals, Inc 5,497,159
127,880 (a) ANI Pharmaceuticals, Inc 7,320,491
1,119,750 (a) Annexon, Inc 8,196,570
226,565 (a) Arcus Biosciences, Inc 3,466,444
1,525,040 (a) Ardelyx, Inc 8,951,985
1,104,770 (a) Aurinia Pharmaceuticals, Inc 7,965,392
369,720 (a) Avid Bioservices, Inc 3,682,411
95,627 (a) Avidity Biosciences, Inc 4,041,197
1,439,430 (a) BioCryst Pharmaceuticals, Inc 11,529,834
183,866 (a) Biohaven Ltd 9,149,172
30,630 (a) Blueprint Medicines Corp 2,680,431
303,190 (a) CareDx, Inc 6,709,595
534,980 (a) Catalyst Pharmaceuticals, Inc 11,662,564
683,631 (a) Codexis, Inc 2,146,601
182,490 (a) Edgewise Therapeutics, Inc 6,126,189
1,561,840 (a),(b) Esperion Thereapeutics, Inc 3,186,154
476,010 (a) Evolus, Inc 7,768,483
347,750 (a) Halozyme Therapeutics, Inc 17,585,718
35,980 (a) Harrow Health, Inc 1,621,259
368,870 (a) Insmed, Inc 24,817,574
96,672 (a) Intra-Cellular Therapies, Inc 8,192,952
92,940 (a) Janux Therapeutics, Inc 5,017,831
158,170 (a) Keros Therapeutics, Inc 9,180,187
341,590 (a) Kiniksa Pharmaceuticals Ltd 7,716,518
90,160 (a) Longboard Pharmaceuticals, Inc 5,384,355
1,555,180 (a) MannKind Corp 10,995,123
238,310 (a) Mirum Pharmaceuticals, Inc 9,165,403
473,290 (a) Myriad Genetics, Inc 10,393,448
364,580 (a) Nurix Therapeutics, Inc 8,961,376
175,270 (a) Pacira BioSciences, Inc 2,909,482
569,020 (a) Perspective Therapeutics, Inc 6,720,126
142,854 Phibro Animal Health Corp 3,302,784
158,190 (a) Praxis Precision Medicines, Inc 11,071,718
78,860 (a) Protagonist Therapeutics, Inc 3,614,942
340,790 (a) PTC Therapeutics, Inc 13,604,337
321,690 (a) Quanterix Corp 4,251,133
525,620 (a) Replimune Group, Inc 6,181,291
76,750 (a) Syndax Pharmaceuticals, Inc 1,447,505
842,594 (a) Terns Pharmaceuticals, Inc 5,780,195
617,320 (a),(b) TG Therapeutics, Inc 15,470,039
817,260 (a) Travere Therapeutics, Inc 14,302,050
331,460 (a) Veracyte, Inc 11,183,460
912,138 (a) Verve Therapeutics, Inc 5,226,551
139,980 (a) Vir Biotechnology, Inc 1,048,450
290,340 (a) Viridian Therapeutics, Inc 6,262,634
300,156 (a) Xencor, Inc 6,306,278
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 399,220,257
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
769,500 Newmark Group, Inc 11,534,805
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,534,805
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
184,890 (a) Ambarella, Inc 10,388,969

23
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
112,250 (a) Axcelis Technologies, Inc $ 9,576,047
120,220 (a) Credo Technology Group Holding Ltd 4,532,294
75,330 (a),(b) Impinj, Inc 14,311,947
349,210 (a) Rambus, Inc 16,699,222
169,320 (a) Semtech Corp 7,482,251
255,270 (a) Ultra Clean Holdings 8,538,782
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 71,529,512
SOFTWARE & SERVICES - 6.0%
52,517 (a) ACI Worldwide, Inc 2,583,836
282,510 (a) Alkami Technology, Inc 10,342,691
32,170 (a) Appfolio, Inc 6,687,178
85,770 (a) Appian Corp 3,066,277
555,411 (a) AvePoint, Inc 6,742,690
274,490 (b) Clear Secure, Inc 10,095,742
594,620 (a) Clearwater Analytics Holdings, Inc 15,525,528
160,470 (a) Commvault Systems, Inc 25,063,809
176,760 (a) Dave, Inc 6,815,866
221,660 (a) Intapp, Inc 11,120,682
865,090 (a) Olo, Inc 4,334,101
475,300 (a),(b) Pagaya Technologies Ltd 5,475,456
382,600 (a),(b) PagerDuty, Inc 6,909,756
200,200 (a) PROS Holdings, Inc 3,963,960
123,480 (a) Q2 Holdings, Inc 10,453,817
88,480 (a) Rapid7, Inc 3,576,362
62,190 (a) Sprout Social, Inc 1,647,413
96,018 (a) SPS Commerce, Inc 15,842,970
359,650 (a) Tenable Holdings, Inc 14,245,736
146,670 (a) Varonis Systems, Inc 7,387,768
197,940 (a) Verint Systems, Inc 4,216,122
132,510 (a) Workiva, Inc 10,568,998
572,520 (a) Zeta Global Holdings Corp 15,847,354
511,980 (a) Zuora, Inc 5,068,602
TOTAL SOFTWARE & SERVICES 207,582,714
TECHNOLOGY HARDWARE & EQUIPMENT - 3.4%
1,572,810 (a) CommScope Holding Co, Inc 10,585,011
179,230 (a) Diebold Nixdorf, Inc 8,294,764
91,000 (a) Fabrinet 21,928,270
312,550 (a) Knowles Corp 5,413,366
462,750 (a) Netscout Systems, Inc 9,731,633
38,234 (a) OSI Systems, Inc 5,054,917
80,960 (a) Plexus Corp 11,666,336
367,311 (a) Sanmina Corp 25,748,501
90,850 (a) Super Micro Computer, Inc 2,644,644
218,470 (a) TTM Technologies, Inc 4,902,467
559,920 (a) Viasat, Inc 5,375,232
43,059 (a) Vishay Precision Group, Inc 999,399
513,530 (b) Xerox Holdings Corp 4,195,540
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 116,540,080
TELECOMMUNICATION SERVICES - 0.9%
151,550 (a) Anterix, Inc 4,922,344
302,640 (a) Bandwidth, Inc 5,901,480
143,090 Iridium Communications, Inc 4,196,830
583,060 Telephone and Data Systems, Inc 17,346,035
TOTAL TELECOMMUNICATION SERVICES 32,366,689
TRANSPORTATION - 1.9%
105,682 ArcBest Corp 11,009,951
367,200 Costamare, Inc 4,997,592
264,958 Hub Group, Inc (Class A) 11,496,528
82,840 Matson, Inc 12,831,087

Quant Small Cap Equity
24
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
244,750 (a) Skywest, Inc $ 23,300,200
TOTAL TRANSPORTATION 63,635,358
UTILITIES - 2.7%
78,810 Allete, Inc 5,036,747
234,228 Black Hills Corp 13,863,955
382,609 (b) Brookfield Infrastructure Corp 15,717,578
141,170 California Water Service Group 7,335,193
107,409 Northwest Natural Holding Co 4,177,136
192,080 NorthWestern Corp 10,268,597
73,200 ONE Gas, Inc 5,216,964
82,740 Otter Tail Corp 6,496,745
157,090 SJW Corp 8,743,629
197,910 Spire, Inc 12,638,532
76,940 Unitil Corp 4,454,057
TOTAL UTILITIES 93,949,133
TOTAL COMMON STOCKS
(Cost $2,774,678,376) 3,403,502,201
TOTAL LONG-TERM INVESTMENTS
(Cost $2,774,678,376) 3,403,502,201
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
51,460,346 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 51,460,346
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $51,460,346) 51,460,346
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
GOVERNMENT AGENCY DEBT - 1.0%
$ 32,672,000 Federal Home Loan Bank (FHLB) 0 .000 11/01/24 32,667,920
TOTAL GOVERNMENT AGENCY DEBT 32,667,920
TREASURY DEBT - 0.1%
4,972,000 United States Treasury Bill 0 .000 11/05/24 4,969,405
TOTAL TREASURY DEBT 4,969,405
TOTAL SHORT-TERM INVESTMENTS
(Cost $37,641,409) 37,637,325
TOTAL INVESTMENTS - 101.7%
(Cost $2,863,780,131) 3,492,599,872
OTHER ASSETS & LIABILITIES, NET - (1.7)% (57,485,453)
NET ASSETS - 100.0% $ 3,435,114,419
REIT Real Estate Investment Trust
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $84,572,497.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 250 12/20/24  $ 28,131,498 $ 27,607,500 $ (523,998)

Portfolio of Investments October 31, 2024
Quant Small/Mid Cap Equity
25
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 98.7%
AUTOMOBILES & COMPONENTS - 1.1%
82,630 Atmus Filtration Technologies, Inc $ 3,217,612
160,650 BorgWarner, Inc 5,402,660
81,780 Phinia, Inc 3,809,312
69,480 (a) Stoneridge, Inc 485,665
30,254 (a) Visteon Corp 2,730,424
TOTAL AUTOMOBILES & COMPONENTS 15,645,673
BANKS - 6.2%
77,036 Ameris Bancorp 4,775,462
107,154 Bank of NT Butterfield & Son Ltd 3,918,622
108,182 Bank OZK 4,732,962
120,975 BankUnited, Inc 4,275,257
113,831 Berkshire Hills Bancorp, Inc 3,099,618
289,838 Capitol Federal Financial, Inc 1,868,006
30,139 Cathay General Bancorp 1,385,791
82,046 Central Pacific Financial Corp 2,210,319
58,938 (a) Customers Bancorp, Inc 2,718,810
58,745 East West Bancorp, Inc 5,727,050
18,617 Enterprise Financial Services Corp 981,488
131,701 First Financial Bankshares, Inc 4,759,674
191,405 First Hawaiian, Inc 4,735,360
401,920 First Horizon National Corp 6,965,274
163,510 FNB Corp 2,370,895
92,580 Hancock Whitney Corp 4,821,566
50,415 International Bancshares Corp 3,088,423
84,203 National Bank Holdings Corp 3,785,767
99,682 OFG Bancorp 4,014,194
156,316 Pacific Premier Bancorp, Inc 3,987,621
72,074 Prosperity Bancshares, Inc 5,275,817
109,213 Renasant Corp 3,725,255
46,311 Westamerica Bancorporation 2,385,943
TOTAL BANKS 85,609,174
CAPITAL GOODS - 13.6%
43,920 A.O. Smith Corp 3,298,392
9,200 Acuity Brands, Inc 2,766,348
42,732 Albany International Corp (Class A) 2,902,357
26,700 Allegion plc 3,728,121
8,950 Allison Transmission Holdings, Inc 956,397
27,548 Applied Industrial Technologies, Inc 6,379,841
75,211 (a) AZEK Co, Inc 3,309,284
50,397 (a) Beacon Roofing Supply, Inc 4,640,052
88,340 (a) Blue Bird Corp 3,719,997
17,427 Boise Cascade Co 2,318,314
31,954 Comfort Systems USA, Inc 12,495,292
26,612 (a) Construction Partners, Inc 2,095,163
41,446 Crane Co 6,518,627
24,181 Curtiss-Wright Corp 8,341,478
159,422 (a) DNOW, Inc 1,885,962
23,358 Donaldson Co, Inc 1,708,871
23,123 EMCOR Group, Inc 10,314,477
65,309 Enerpac Tool Group Corp 2,881,433
53,967 Esab Corp 6,640,100
34,820 ESCO Technologies, Inc 4,371,303
54,931 Federal Signal Corp 4,480,722
111,414 Flowserve Corp 5,864,833
112,917 (a) Fluor Corp 5,903,301
25,940 Fortune Brands Innovations, Inc 2,161,580
34,200 Franklin Electric Co, Inc 3,273,282
56,113 (a) Gibraltar Industries, Inc 3,787,066

Quant Small/Mid Cap Equity
26
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
52,770 Griffon Corp $ 3,318,178
34,290 Hexcel Corp 2,012,480
277,900 (a),(b) Intuitive Machines, Inc 2,167,620
60,501 ITT, Inc 8,477,400
1,903 Lennox International, Inc 1,146,691
12,510 Lincoln Electric Holdings, Inc 2,408,926
17,260 (a) Mastec, Inc 2,121,081
237,255 (a) MRC Global, Inc 2,908,746
247,940 Mueller Water Products, Inc (Class A) 5,353,025
13,400 (a) MYR Group, Inc 1,755,400
100,972 nVent Electric plc 7,529,482
51,925 Oshkosh Corp 5,308,812
93,920 Primoris Services Corp 5,881,270
216,580 (a) Resideo Technologies, Inc 4,260,129
101,510 REV Group, Inc 2,690,015
27,653 (a) SPX Technologies, Inc 3,967,929
31,630 Tennant Co 2,769,523
58,580 Trinity Industries, Inc 2,008,122
29,883 (a) V2X, Inc 1,840,793
29,256 Vertiv Holdings Co 3,197,388
TOTAL CAPITAL GOODS 187,865,603
COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
232,854 (a) ACV Auctions, Inc 4,026,046
17,120 Booz Allen Hamilton Holding Corp 3,110,019
35,340 (a) Cimpress plc 2,438,813
62,761 (a) ExlService Holdings, Inc 2,615,251
44,100 Genpact Ltd 1,683,297
8,580 ICF International, Inc 1,446,502
34,219 Insperity, Inc 2,695,431
78,290 KBR, Inc 5,246,213
28,358 Kforce, Inc 1,638,809
50,670 MAXIMUS, Inc 4,379,915
26,595 MSA Safety, Inc 4,413,440
140,535 Tetra Tech, Inc 6,869,351
42,980 TriNet Group, Inc 3,648,572
264,393 (a) Upwork, Inc 3,585,169
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 47,796,828
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.7%
134,900 American Eagle Outfitters, Inc 2,642,691
134,510 Bath & Body Works, Inc 3,817,394
9,710 Dillard's, Inc (Class A) 3,607,459
433,900 (a) EVgo, Inc 3,401,776
2,897 Murphy USA, Inc 1,415,040
204,450 Nordstrom, Inc 4,622,614
41,763 Sonic Automotive, Inc (Class A) 2,369,215
688,077 (a) Stitch Fix, Inc 2,170,883
131,790 Upbound Group, Inc 3,853,539
104,643 (a) Urban Outfitters, Inc 3,761,916
14,017 (a) Valvoline, Inc 564,605
253,547 (a) Warby Parker, Inc 4,292,551
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 36,519,683
CONSUMER DURABLES & APPAREL - 3.2%
76,870 (a) BK LC Lux Finco 2 Sarl 3,536,020
38,160 Century Communities, Inc 3,383,266
60,870 Hasbro, Inc 3,994,898
65,106 Kontoor Brands, Inc 5,575,027
275,700 Newell Rubbermaid, Inc 2,426,160
54,600 SharkNinja Global SPV Ltd 5,034,666
70,243 Steven Madden Ltd 3,158,828
23,700 (a) Taylor Morrison Home Corp 1,623,450
23,809 (a) TopBuild Corp 8,413,624
113,610 (a) Tri Pointe Homes, Inc 4,593,252

27
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
79,700 (a) YETI Holdings, Inc $ 2,806,237
TOTAL CONSUMER DURABLES & APPAREL 44,545,428
CONSUMER SERVICES - 4.8%
170,020 Aramark 6,431,857
36,300 (a) Bright Horizons Family Solutions, Inc 4,844,961
64,970 (a) Despegar.com Corp 938,167
15,355 (a) Duolingo, Inc 4,498,554
272,160 (a) Everi Holdings, Inc 3,627,893
118,085 (a) Frontdoor, Inc 5,867,644
114,703 H&R Block, Inc 6,851,210
182,951 International Game Technology plc 3,717,564
117,281 Laureate Education, Inc 2,014,887
165,340 OneSpaWorld Holdings Ltd 2,895,103
338,980 (a) Rush Street Interactive, Inc 3,667,764
40,441 Strategic Education, Inc 3,516,749
43,415 Texas Roadhouse, Inc (Class A) 8,297,475
242,971 Wendy's Co 4,643,176
7,840 Wingstop, Inc 2,255,490
14,676 Wyndham Hotels & Resorts, Inc 1,296,184
7,592 Wynn Resorts Ltd 728,984
TOTAL CONSUMER SERVICES 66,093,662
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
57,887 Albertsons Cos, Inc 1,047,755
67,189 (a) Chefs' Warehouse, Inc 2,682,185
91,681 (a) Performance Food Group Co 7,449,081
224,940 (a) United Natural Foods, Inc 4,575,279
71,286 (a) US Foods Holding Corp 4,394,782
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,149,082
ENERGY - 4.2%
81,580 ChampionX Corp 2,302,188
16,520 Chesapeake Energy Corp 1,399,574
17,520 Chord Energy Corp 2,191,752
21,420 Civitas Resources, Inc 1,045,082
149,100 (a) CNX Resources Corp 5,073,873
218,650 Crescent Energy Co 2,717,820
57,870 EQT Corp 2,114,570
10,666 (a) Gulfport Energy Operating Corp 1,476,601
188,081 (a) Helix Energy Solutions Group, Inc 1,739,749
90,450 HF Sinclair Corp 3,492,274
34,971 Murphy Oil Corp 1,100,887
23,694 Noble Corp plc 757,734
167,935 Ovintiv, Inc 6,583,052
97,277 (a) Par Pacific Holdings, Inc 1,502,930
329,540 Permian Resources Corp 4,491,630
97,300 (a) Sable Offshore Corp 2,175,628
264,000 TechnipFMC plc 7,046,160
21,400 (a) Teekay Tankers Ltd 1,020,352
99,831 Vitesse Energy, Inc 2,482,797
38,140 Weatherford International plc 3,013,060
139,029 World Fuel Services Corp 3,635,608
TOTAL ENERGY 57,363,321
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 6.9%
113,099 Alexander & Baldwin, Inc 2,104,772
126,884 American Assets Trust, Inc 3,419,524
31,270 American Healthcare REIT, Inc 831,782
196,284 American Homes 4 Rent 6,917,048
203,992 Americold Realty Trust, Inc 5,238,515
148,435 Brixmor Property Group, Inc 4,000,323
41,908 CareTrust REIT, Inc 1,369,134
146,690 Corporate Office Properties Trust 4,723,418
26,823 EPR Properties 1,216,960
94,430 Equity Lifestyle Properties, Inc 6,621,432

Quant Small/Mid Cap Equity
28
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
120,168 Essential Properties Realty Trust, Inc $ 3,808,124
20,898 Federal Realty Investment Trust 2,316,334
97,676 First Industrial Realty Trust, Inc 5,127,013
75,830 Gaming and Leisure Properties, Inc 3,805,908
149,400 Healthcare Realty Trust, Inc 2,566,692
28,100 InvenTrust Properties Corp 827,545
242,420 Kimco Realty Corp 5,750,202
206,051 Kite Realty Group Trust 5,289,329
210,861 Mack-Cali Realty Corp 3,472,881
74,400 NETSTREIT Corp 1,153,200
180,619 Piedmont Office Realty Trust, Inc 1,795,353
102,926 Regency Centers Corp 7,353,033
44,983 Ryman Hospitality Properties, Inc 4,815,430
254,774 Sabra Health Care REIT, Inc 4,942,616
65,200 Tanger Factory Outlet Centers, Inc 2,166,596
176,530 Washington REIT 2,978,061
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 94,611,225
FINANCIAL SERVICES - 8.4%
95,450 (b) A-Mark Precious Metals, Inc 3,708,232
213,600 Annaly Capital Management, Inc 4,060,536
134,004 BGC Group, Inc 1,255,617
131,279 Brightsphere Investment Group, Inc 3,464,453
150,812 Cannae Holdings, Inc 2,993,618
53,052 Corebridge Financial, Inc 1,685,462
72,530 Enact Holdings, Inc 2,472,548
11,890 (a) Enova International, Inc 1,033,360
34,342 Hamilton Lane, Inc 6,169,197
29,107 Jack Henry & Associates, Inc 5,295,436
16,003 Jackson Financial, Inc 1,599,500
127,100 Janus Henderson Group plc 5,250,501
56,009 Jefferies Financial Group, Inc 3,583,456
262,910 (a) LendingClub Corp 3,728,064
89,210 (a) NCR Corp ATM 2,335,518
112,072 (a) NMI Holdings, Inc 4,334,945
286,259 (a) Pagseguro Digital Ltd 2,301,522
570,406 (a) Payoneer Global, Inc 4,916,900
42,730 Perella Weinberg Partners 864,428
89,900 PROG Holdings, Inc 3,925,933
273,100 (a) Remitly Global, Inc 4,910,338
351,240 (a) Robinhood Markets, Inc 8,250,628
18,100 SEI Investments Co 1,353,156
746,200 (a) SoFi Technologies, Inc 8,335,054
83,063 StepStone Group, Inc 4,994,578
26,572 (a) StoneX Group, Inc 2,392,543
107,100 (a),(b) Upstart Holdings, Inc 5,213,628
84,104 Victory Capital Holdings, Inc 5,040,353
145,389 Virtu Financial, Inc 4,501,243
67,220 Voya Financial, Inc 5,397,766
TOTAL FINANCIAL SERVICES 115,368,513
FOOD, BEVERAGE & TOBACCO - 1.3%
161,700 Dole plc 2,611,455
18,680 (a) Freshpet, Inc 2,475,847
41,591 Ingredion, Inc 5,521,621
257,170 Primo Water Corp 6,745,569
TOTAL FOOD, BEVERAGE & TOBACCO 17,354,492
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
139 (a) agilon health, Inc 354
132,181 (a) AtriCure, Inc 4,385,766
48,266 (a) Axonics, Inc 3,393,100
245,200 (a),(b) BrightSpring Health Services, Inc 3,670,644
464,720 (a) Brookdale Senior Living, Inc 2,913,794
162,960 (a) Evolent Health, Inc 3,805,116

29
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
76,200 (a) GeneDx Holdings Corp $ 6,224,778
369,585 (a) Hims & Hers Health, Inc 6,959,286
83,062 (a) LivaNova plc 4,287,660
70,654 (a) Privia Health Group, Inc 1,297,207
60,318 (a) RxSight, Inc 3,055,710
42,671 Select Medical Holdings Corp 1,368,886
431,900 (a) Teladoc Health, Inc 3,887,100
29,830 Teleflex, Inc 5,997,620
53,260 (a) Tenet Healthcare Corp 8,256,365
TOTAL HEALTH CARE EQUIPMENT & SERVICES 59,503,386
HOUSEHOLD & PERSONAL PRODUCTS - 1.0%
120,775 (a) BellRing Brands, Inc 7,950,618
46,090 Energizer Holdings, Inc 1,478,107
43,100 Spectrum Brands Holdings, Inc 3,862,622
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 13,291,347
INSURANCE - 4.0%
43,699 American Financial Group, Inc 5,634,112
68,979 Axis Capital Holdings Ltd 5,398,297
134,900 CNO Financial Group, Inc 4,640,560
56,600 Globe Life, Inc 5,976,960
195,800 (a) Hamilton Insurance Group Ltd 3,410,836
21,124 Hanover Insurance Group, Inc 3,133,323
158,830 Old Republic International Corp 5,547,932
456,745 (a) Oscar Health, Inc 7,673,316
21,700 Primerica, Inc 6,006,777
12,939 Reinsurance Group of America, Inc (Class A) 2,731,164
59,143 Selective Insurance Group, Inc 5,371,367
TOTAL INSURANCE 55,524,644
MATERIALS - 5.9%
47,290 (a) Allegheny Technologies, Inc 2,492,656
38,400 Avient Corp 1,789,824
124,300 (a) Axalta Coating Systems Ltd 4,713,456
15,612 Berry Global Group, Inc 1,099,866
69,228 Carpenter Technology Corp 10,349,586
616,500 (a) Coeur Mining, Inc 3,970,260
182,400 Compass Minerals International, Inc 2,245,344
245,969 (a) Constellium SE 2,730,256
73,500 Crown Holdings, Inc 6,875,925
207,390 Element Solutions, Inc 5,620,269
747,500 Hecla Mining Co 4,851,275
136,820 Huntsman Corp 3,010,040
50,886 Minerals Technologies, Inc 3,831,207
34,880 Packaging Corp of America 7,985,427
44,972 Royal Gold, Inc 6,568,610
137,790 Sealed Air Corp 4,985,242
88,500 Silgan Holdings, Inc 4,578,990
82,337 Worthington Steel, Inc 3,148,567
TOTAL MATERIALS 80,846,800
MEDIA & ENTERTAINMENT - 2.1%
74,500 (a) Cargurus, Inc 2,310,990
190,398 (a) Integral Ad Science Holding Corp 2,254,312
90,100 (a) Madison Square Garden Entertainment Corp 3,758,071
219,270 (a) Magnite, Inc 2,736,490
185,100 (a) MediaAlpha, Inc 3,170,763
72,140 New York Times Co (Class A) 4,028,298
155,100 News Corp (Class A) 4,226,475
202,170 TEGNA, Inc 3,321,653
78,958 (a) Yelp, Inc 2,695,626
TOTAL MEDIA & ENTERTAINMENT 28,502,678
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
248,630 (a) ADMA Biologics, Inc 4,055,155
354,700 (a) Amicus Therapeutics, Inc 4,050,674

Quant Small/Mid Cap Equity
30
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
28,770 (a) Apellis Pharmaceuticals, Inc $ 784,270
540,500 (a) BioCryst Pharmaceuticals, Inc 4,329,405
43,460 (a) Catalent, Inc 2,546,756
216,441 (a) Codexis, Inc 679,625
158,500 (a) Denali Therapeutics, Inc 4,114,660
198,270 (a) Elanco Animal Health, Inc 2,506,133
117,793 (a) Exact Sciences Corp 8,119,471
211,573 (a) Exelixis, Inc 7,024,224
117,451 (a) Halozyme Therapeutics, Inc 5,939,497
18,700 (a) Insmed, Inc 1,258,136
69,427 (a) Intra-Cellular Therapies, Inc 5,883,938
21,500 (a) Jazz Pharmaceuticals plc 2,365,645
39,830 (a) Mirum Pharmaceuticals, Inc 1,531,862
116,010 (a) Myriad Genetics, Inc 2,547,580
82,627 (a) Natera, Inc 9,994,562
43,519 (a) Neurocrine Biosciences, Inc 5,234,030
60,850 (a) Nurix Therapeutics, Inc 1,495,693
16,990 (a) Praxis Precision Medicines, Inc 1,189,130
114,727 (a) PTC Therapeutics, Inc 4,579,902
144,303 QIAGEN NV 6,075,156
165,300 (a) Terns Pharmaceuticals, Inc 1,133,958
164,540 (a),(b) TG Therapeutics, Inc 4,123,372
165,800 (a) Travere Therapeutics, Inc 2,901,500
83,320 (a) Ultragenyx Pharmaceutical, Inc 4,248,487
9,273 (a) United Therapeutics Corp 3,467,824
162,382 (a) Veracyte, Inc 5,478,769
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 107,659,414
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
865,780 (a) Compass, Inc 5,497,703
132,034 (b) eXp World Holdings, Inc 1,758,693
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,256,396
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
21,290 (a) Cirrus Logic, Inc 2,338,068
193,292 (a) Credo Technology Group Holding Ltd 7,287,108
79,977 (a) Formfactor, Inc 3,037,526
19,420 (a) Onto Innovation, Inc 3,851,569
51,390 Power Integrations, Inc 3,105,498
25,500 (a) Rambus, Inc 1,219,410
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 20,839,179
SOFTWARE & SERVICES - 7.2%
65,450 Amdocs Ltd 5,742,910
23,621 (a) Appfolio, Inc 4,910,097
36,780 (a) AppLovin Corp 6,230,164
106,930 (a) Box, Inc 3,396,097
189,693 (b) Clear Secure, Inc 6,976,908
54,300 (a) Clearwater Analytics Holdings, Inc 1,417,773
44,260 (a) Commvault Systems, Inc 6,912,969
156,539 (a) Dynatrace, Inc 8,421,798
15,140 (a) Gitlab, Inc 813,775
218,784 (a) Kyndryl Holdings, Inc 5,007,966
32,202 (a) Manhattan Associates, Inc 8,480,719
154,066 (a) Nutanix, Inc 9,567,499
253,950 (a) Paycor HCM, Inc 3,832,105
57,610 Pegasystems, Inc 4,576,538
49,800 (a) PROS Holdings, Inc 986,040
55,498 (a) Q2 Holdings, Inc 4,698,461
89,044 (a) SentinelOne, Inc 2,296,445
49,030 (a) Smartsheet, Inc 2,766,273
15,177 (a) SPS Commerce, Inc 2,504,205
55,700 (a) Tenable Holdings, Inc 2,206,277
192,626 (a) Zeta Global Holdings Corp 5,331,888

31
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
194,094 (a) Zuora, Inc $ 1,921,531
TOTAL SOFTWARE & SERVICES 98,998,438
TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
76,246 (a) Calix, Inc 2,697,584
449,200 (a) CommScope Holding Co, Inc 3,023,116
191,918 (a) Extreme Networks, Inc 2,865,336
25,821 (a) Fabrinet 6,222,086
48,649 (a) Itron, Inc 5,437,012
63,920 Jabil Inc 7,867,913
97,490 Juniper Networks, Inc 3,792,361
80,800 (a) Mirion Technologies, Inc 1,195,840
34,200 (a) Plexus Corp 4,928,220
63,524 (a) Sanmina Corp 4,453,032
158,220 (a) TTM Technologies, Inc 3,550,457
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 46,032,957
TELECOMMUNICATION SERVICES - 0.3%
41,763 (a),(c) GCI Liberty, Inc 418
218,260 (a) Liberty Global Ltd 4,323,730
TOTAL TELECOMMUNICATION SERVICES 4,324,148
TRANSPORTATION - 1.2%
71,300 CH Robinson Worldwide, Inc 7,346,752
36,844 Hub Group, Inc (Class A) 1,598,661
275,335 (a) Lyft, Inc (Class A) 3,571,095
162,186 (a) RXO, Inc 4,572,023
TOTAL TRANSPORTATION 17,088,531
UTILITIES - 2.2%
34,283 Allete, Inc 2,191,027
93,350 Clearway Energy, Inc (Class A) 2,486,844
26,014 MGE Energy, Inc 2,354,007
40,314 New Jersey Resources Corp 1,850,009
76,630 NRG Energy, Inc 6,927,352
63,940 ONE Gas, Inc 4,557,004
65,650 Pinnacle West Capital Corp 5,764,726
34,358 Vistra Corp 4,293,376
TOTAL UTILITIES 30,424,345
TOTAL COMMON STOCKS
(Cost $1,072,515,813) 1,359,214,947
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.1%
80,000 Vanguard Russell 2000 ETF 7,044,800
30,000 (b) Vanguard Small-Cap ETF 7,069,200
TOTAL INVESTMENT COMPANIES
(Cost $14,105,937) 14,114,000
TOTAL LONG-TERM INVESTMENTS
(Cost $1,086,621,750) 1,373,328,947
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
11,352,127 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 11,352,127
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,352,127) 11,352,127

Quant Small/Mid Cap Equity
32
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%
$ 7,182,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/24 $ 7,181,103
TOTAL GOVERNMENT AGENCY DEBT 7,181,103
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,182,000) 7,181,103
TOTAL INVESTMENTS - 101.1%
(Cost $1,105,155,877) 1,391,862,177
OTHER ASSETS & LIABILITIES, NET - (1.1)% (14,897,085)
NET ASSETS - 100.0% $ 1,376,965,092
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,266,435.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments October 31, 2024
Large Cap Responsible Equity
33
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.1%
AUTOMOBILES & COMPONENTS - 2.1%
520,053 (a) Tesla, Inc $ 129,935,242
TOTAL AUTOMOBILES & COMPONENTS 129,935,242
BANKS - 2.3%
250,079 Citigroup, Inc 16,047,570
564,237 JPMorgan Chase & Co 125,215,475
TOTAL BANKS 141,263,045
CAPITAL GOODS - 7.1%
58,608 (a) Axon Enterprise, Inc 24,820,488
408,354 Carrier Global Corp 29,695,503
175,278 Caterpillar, Inc 65,939,584
86,369 Deere & Co 34,952,671
179,677 Eaton Corp plc 59,577,300
250,803 Emerson Electric Co 27,154,441
181,650 Illinois Tool Works, Inc 47,434,264
443,361 Ingersoll Rand, Inc 42,562,656
115,941 Quanta Services, Inc 34,971,284
47,538 Trane Technologies plc 17,596,666
13,825 United Rentals, Inc 11,236,960
32,656 W.W. Grainger, Inc 36,223,015
68,161 Xylem, Inc 8,300,646
TOTAL CAPITAL GOODS 440,465,478
COMMERCIAL & PROFESSIONAL SERVICES - 2.1%
207,923 Automatic Data Processing, Inc 60,139,648
6,914 Broadridge Financial Solutions, Inc 1,457,886
773,661 (a) Copart, Inc 39,820,332
52,931 Paychex, Inc 7,374,876
84,387 Verisk Analytics, Inc 23,182,797
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 131,975,539
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
509,804 eBay, Inc 29,318,828
237,515 Home Depot, Inc 93,521,531
135,259 Lowe's Cos, Inc 35,414,864
13,671 Pool Corp 4,943,980
518,921 TJX Cos, Inc 58,653,641
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 221,852,844
CONSUMER DURABLES & APPAREL - 0.2%
14,304 (a) Deckers Outdoor Corp 2,301,371
69,163 DR Horton, Inc 11,688,547
TOTAL CONSUMER DURABLES & APPAREL 13,989,918
CONSUMER SERVICES - 2.9%
13,526 Booking Holdings, Inc 63,250,957
238,032 McDonald's Corp 69,531,528
438,341 Starbucks Corp 42,825,916
30,388 Yum! Brands, Inc 3,985,690
TOTAL CONSUMER SERVICES 179,594,091
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
120,607 (a) Dollar Tree, Inc 7,796,036
425,652 Kroger Co 23,738,612
210,539 Target Corp 31,589,272
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 63,123,920
ENERGY - 2.4%
1,249,276 Baker Hughes Co 47,572,430
539,470 ONEOK, Inc 52,263,854
291,390 Targa Resources Corp 48,650,474
TOTAL ENERGY 148,486,758
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
151,283 American Tower Corp 32,304,972

Large Cap Responsible Equity
34
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
55,246 Equinix, Inc $ 50,167,788
146,500 Iron Mountain, Inc 18,126,445
409,081 (b) Prologis, Inc 46,201,608
240,440 Welltower, Inc 32,430,547
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 179,231,360
FINANCIAL SERVICES - 9.6%
236,194 American Express Co 63,791,275
85,645 Ameriprise Financial, Inc 43,704,643
345,014 Bank of New York Mellon Corp 26,000,255
8,606 Discover Financial Services 1,277,389
12,314 Fidelity National Information Services, Inc 1,104,935
125,023 Goldman Sachs Group, Inc 64,735,659
192,137 Mastercard, Inc (Class A) 95,989,724
110,228 Moody's Corp 50,047,921
529,956 Morgan Stanley 61,607,385
120,129 Nasdaq Stock Market, Inc 8,879,936
191,293 (a) PayPal Holdings, Inc 15,169,535
126,021 S&P Global, Inc 60,535,448
369,655 Visa, Inc (Class A) 107,144,502
TOTAL FINANCIAL SERVICES 599,988,607
FOOD, BEVERAGE & TOBACCO - 3.4%
206,119 Archer-Daniels-Midland Co 11,379,830
1,112,933 Coca-Cola Co 72,685,654
374,661 General Mills, Inc 25,484,441
205,431 Keurig Dr Pepper, Inc 6,768,952
790,709 Kraft Heinz Co 26,457,123
421,326 PepsiCo, Inc 69,973,822
TOTAL FOOD, BEVERAGE & TOBACCO 212,749,822
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
35,816 AmerisourceBergen Corp 8,168,913
51,905 Cigna Group 16,340,213
150,956 (a) Cooper Cos, Inc 15,802,074
307,939 (a) Edwards Lifesciences Corp 20,634,993
51,232 Elevance Health, Inc 20,787,896
99,554 HCA, Inc 35,714,002
57,186 (a) IDEXX Laboratories, Inc 23,270,127
91,432 McKesson Corp 45,769,945
49,452 STERIS plc 10,970,926
194,820 UnitedHealth Group, Inc 109,975,890
TOTAL HEALTH CARE EQUIPMENT & SERVICES 307,434,979
HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
373,240 Colgate-Palmolive Co 34,976,321
556,596 Procter & Gamble Co 91,938,527
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 126,914,848
INSURANCE - 3.5%
144,844 Hartford Financial Services Group, Inc 15,996,571
252,295 Marsh & McLennan Cos, Inc 55,060,861
248,554 Progressive Corp 60,356,368
356,512 Prudential Financial, Inc 43,665,590
162,598 Travelers Cos, Inc 39,989,352
TOTAL INSURANCE 215,068,742
MATERIALS - 2.7%
96,297 Avery Dennison Corp 19,936,368
285,047 Ball Corp 16,889,035
202,660 Ecolab, Inc 49,799,642
328,346 LyondellBasell Industries NV 28,516,850
918,695 Newmont Goldcorp Corp 41,745,501
153,201 Smurfit WestRock plc 7,889,851

35
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
37,608 Steel Dynamics, Inc $ 4,907,844
TOTAL MATERIALS 169,685,091
MEDIA & ENTERTAINMENT - 5.5%
1,492,201 Comcast Corp (Class A) 65,164,418
304,215 Electronic Arts, Inc 45,890,833
226,823 Fox Corp (Class A) 9,526,566
259,819 Fox Corp (Class B) 10,122,548
113,901 (a) NetFlix, Inc 86,112,573
785,757 News Corp (Class A) 21,411,878
1,104 Omnicom Group, Inc 111,504
246,168 (a) Take-Two Interactive Software, Inc 39,810,289
658,545 Walt Disney Co 63,352,029
TOTAL MEDIA & ENTERTAINMENT 341,502,638
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
99,462 Agilent Technologies, Inc 12,960,893
198,610 Amgen, Inc 63,586,978
240,900 Danaher Corp 59,179,494
150,751 Eli Lilly & Co 125,084,135
4,499 Gilead Sciences, Inc 399,601
65,025 (a) IQVIA Holdings, Inc 13,383,445
3,157 (a) Mettler-Toledo International, Inc 4,078,055
53,031 (a) Regeneron Pharmaceuticals, Inc 44,450,584
2,710 (a) Waters Corp 875,628
23,197 West Pharmaceutical Services, Inc 7,143,052
253,414 Zoetis, Inc 45,305,355
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 376,447,220
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
224,287 (a) CBRE Group, Inc 29,374,868
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 29,374,868
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 12.3%
319,441 Applied Materials, Inc 58,004,097
187,238 (a) First Solar, Inc 36,414,046
1,988,726 Intel Corp 42,797,384
684,190 Lam Research Corp 50,869,526
3,479,163 Nvidia Corp 461,893,680
208,810 NXP Semiconductors NV 48,965,945
332,296 Texas Instruments, Inc 67,509,255
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 766,453,933
SOFTWARE & SERVICES - 15.5%
138,972 (a) Adobe, Inc 66,439,734
58,986 (a) Ansys, Inc 18,899,704
176,045 (a) Autodesk, Inc 49,961,571
155,999 (a) Cadence Design Systems, Inc 43,074,444
308,838 International Business Machines Corp 63,842,991
103,413 Intuit, Inc 63,112,954
1,055,081 Microsoft Corp 428,732,164
203,985 (a) PTC, Inc 37,804,540
272,907 Salesforce, Inc 79,516,913
74,414 (a) ServiceNow, Inc 69,427,518
94,312 (a) Synopsys, Inc 48,439,586
TOTAL SOFTWARE & SERVICES 969,252,119
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
2,282,332 Hewlett Packard Enterprise Co 44,482,651
1,314,093 HP, Inc 46,676,583
285,843 (a) Keysight Technologies, Inc 42,593,465

Large Cap Responsible Equity
36
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
507,203 (a) Trimble Inc $ 30,685,782
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 164,438,481
TELECOMMUNICATION SERVICES - 1.0%
1,530,537 Verizon Communications, Inc 64,481,524
TOTAL TELECOMMUNICATION SERVICES 64,481,524
TRANSPORTATION - 1.8%
1,164,564 CSX Corp 39,175,933
8,753 Expeditors International Washington, Inc 1,041,607
128,738 Old Dominion Freight Line 25,917,534
354,621 United Parcel Service, Inc (Class B) 47,540,491
TOTAL TRANSPORTATION 113,675,565
UTILITIES - 1.2%
102,911 American Water Works Co, Inc 14,213,038
454,176 Consolidated Edison, Inc 46,180,616
325,921 Exelon Corp 12,808,695
TOTAL UTILITIES 73,202,349
TOTAL COMMON STOCKS
(Cost $3,474,268,373) 6,180,588,981
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
200,000 Nuveen ESG Large-Cap ETF 9,177,720
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 9,177,720
TOTAL LONG-TERM INVESTMENTS
(Cost $3,479,925,678) 6,189,766,701
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.2%
$ 4,270,000 Federal Home Loan Bank (FHLB) 0.000% 11/01/24 4,269,467
2,500,000 FHLB 0.000 11/20/24 2,493,757
5,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0.000 11/21/24 4,986,889
TOTAL GOVERNMENT AGENCY DEBT 11,750,113
REPURCHASE AGREEMENT - 0.3%
17,300,000 (c) Bank of New York Mellon 4.860 11/01/24 17,300,000
TOTAL REPURCHASE AGREEMENT 17,300,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0.000 11/07/24 4,996,118
189,000 United States Treasury Bill 0.000 11/12/24 188,731
5,000,000 United States Treasury Bill 0.000 12/05/24 4,978,288
TOTAL TREASURY DEBT 10,163,137
TOTAL SHORT-TERM INVESTMENTS
(Cost $39,213,599) 39,213,250
TOTAL INVESTMENTS - 99.9%
(Cost $3,519,139,277) 6,228,979,951
OTHER ASSETS & LIABILITIES, NET - 0.1% 5,209,368
NET ASSETS - 100.0% $ 6,234,189,319
ETF Exchange Traded Fund
(a)
Non-income producing
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $17,311,825 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $17,646,042.

37
See Notes to Financial Statements
Investments in Derivatives
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 152 12/20/24  $ 44,387,153 $ 43,612,600 $ (774,553)

Social Choice Low Carbon Equity
Portfolio of Investments October 31, 2024
38
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 2.0%
18,056 (a) Modine Manufacturing Co $ 2,126,455
136,509 (a),(b) Rivian Automotive, Inc 1,378,741
79,987 (a) Tesla, Inc 19,984,752
TOTAL AUTOMOBILES & COMPONENTS 23,489,948
BANKS - 3.7%
1,105 Amalgamated Financial Corp 36,647
339 Camden National Corp 14,221
132,014 Citigroup, Inc 8,471,338
119 First Commonwealth Financial Corp 1,956
5,919 Independent Bank Corp 194,025
87,202 JPMorgan Chase & Co 19,351,868
40,233 PNC Financial Services Group, Inc 7,574,667
1,527 Premier Financial Corp 37,656
65,064 Regions Financial Corp 1,553,078
137,130 Truist Financial Corp 5,903,447
1,445 Univest Financial Corp 40,214
TOTAL BANKS 43,179,117
CAPITAL GOODS - 8.7%
54,812 3M Co 7,041,698
14,608 (a) Axon Enterprise, Inc 6,186,488
92,903 Carrier Global Corp 6,755,906
25,076 Caterpillar, Inc 9,433,591
9,355 Curtiss-Wright Corp 3,227,101
20,005 Deere & Co 8,095,823
26,064 Eaton Corp plc 8,642,301
271 EMCOR Group, Inc 120,885
63,462 Emerson Electric Co 6,871,031
16,418 (a) Energy Recovery, Inc 293,225
28,654 Fastenal Co 2,240,170
78,308 Fortive Corp 5,593,540
19,903 (a) Great Lakes Dredge & Dock Corp 227,491
28,175 Illinois Tool Works, Inc 7,357,338
20,174 Ingersoll Rand, Inc 1,936,704
7,014 Moog, Inc (Class A) 1,322,840
3,920 Owens Corning, Inc 693,017
6,312 (a) Proto Labs, Inc 172,949
22,434 Quanta Services, Inc 6,766,767
6,567 Rockwell Automation, Inc 1,751,485
8,806 Trane Technologies plc 3,259,629
8,651 United Rentals, Inc 7,031,533
4,248 W.W. Grainger, Inc 4,712,009
1,778 Xylem, Inc 216,525
TOTAL CAPITAL GOODS 99,950,046
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
6,190 ACCO Brands Corp 30,331
29,431 Automatic Data Processing, Inc 8,512,622
123,150 (a) Copart, Inc 6,338,531
1,324 Herman Miller, Inc 29,605
278 ICF International, Inc 46,868
2,761 (a) OPENLANE, Inc 43,624
5,558 TransUnion 563,025
12,847 Veralto Corp 1,312,835
4,286 Verisk Analytics, Inc 1,177,450
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 18,054,891
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.6%
1,427 (a) America's Car-Mart, Inc 55,710
1,632 (a) Autozone, Inc 4,910,688
10,233 (b) Designer Brands, Inc 53,314

39
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
56,650 eBay, Inc $ 3,257,942
35,947 Home Depot, Inc 14,154,131
11 LKQ Corp 405
34,210 Lowe's Cos, Inc 8,957,204
1,783 (a) O'Reilly Automotive, Inc 2,056,049
73,507 TJX Cos, Inc 8,308,496
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 41,753,939
CONSUMER DURABLES & APPAREL - 1.1%
17,686 DR Horton, Inc 2,988,934
5 Hasbro, Inc 328
14,807 (a) Lululemon Athletica, Inc 4,411,005
3,727 Movado Group, Inc 68,838
36,246 Pulte Homes, Inc 4,694,945
9,623 (a) Sonos, Inc 120,576
TOTAL CONSUMER DURABLES & APPAREL 12,284,626
CONSUMER SERVICES - 3.9%
1,930 Booking Holdings, Inc 9,025,162
10,670 (a) Brinker International, Inc 1,095,916
45,725 (a) DoorDash, Inc 7,165,108
6,086 (a) European Wax Center, Inc 43,758
128 (a) Frontdoor, Inc 6,360
34,080 McDonald's Corp 9,955,109
5,037 (a) Shake Shack, Inc 612,852
84,262 Starbucks Corp 8,232,397
8,722 Wingstop, Inc 2,509,232
46,366 Yum! Brands, Inc 6,081,365
TOTAL CONSUMER SERVICES 44,727,259
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
5,371 Andersons, Inc 243,843
32,626 (a) BJ's Wholesale Club Holdings, Inc 2,764,401
19,153 Kroger Co 1,068,163
37,582 (a) Performance Food Group Co 3,053,538
397 Pricesmart, Inc 32,983
24,787 (a) Sprouts Farmers Market, Inc 3,183,394
44,878 Target Corp 6,733,495
10,982 (a) United Natural Foods, Inc 223,374
55,578 (a) US Foods Holding Corp 3,426,384
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,729,575
ENERGY - 2.6%
33,822 Archrock, Inc 677,116
176,014 Baker Hughes Co 6,702,613
15,938 Cactus, Inc 944,964
47,636 ChampionX Corp 1,344,288
48,397 (a) Clean Energy Fuels Corp 136,964
7,822 (b) Core Laboratories, Inc 147,836
17,371 Delek US Holdings, Inc 272,204
5,676 Excelerate Energy, Inc 135,543
23,720 (a) Expro Group Holdings NV 302,430
10,205 (a) Innovex International, Inc 144,809
52,581 NOV, Inc 815,531
24,446 (a) Oceaneering International, Inc 596,482
71,411 ONEOK, Inc 6,918,298
40,573 Targa Resources Corp 6,774,068
106,180 TechnipFMC plc 2,833,944
17,322 Weatherford International plc 1,368,438
14,539 World Fuel Services Corp 380,195
TOTAL ENERGY 30,495,723
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.6%
35,239 American Tower Corp 7,524,936
8,361 Equinix, Inc 7,592,457
65,765 (c) Prologis, Inc 7,427,499

Social Choice Low Carbon Equity
40
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
55,035 Welltower, Inc $ 7,423,121
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 29,968,013
FINANCIAL SERVICES - 8.7%
33,821 American Express Co 9,134,376
2,628 Ameriprise Financial, Inc 1,341,068
54,996 Bank of New York Mellon Corp 4,144,498
666 Diamond Hill Investment Group, Inc 100,513
28,027 Discover Financial Services 4,160,048
129 Federal Agricultural Mortgage Corp 23,642
78,598 Fidelity National Information Services, Inc 7,052,598
17,881 Goldman Sachs Group, Inc 9,258,603
28,925 Mastercard, Inc (Class A) 14,450,641
15,680 Moody's Corp 7,119,347
73,764 Morgan Stanley 8,575,065
92,329 (a) PayPal Holdings, Inc 7,321,690
18,221 S&P Global, Inc 8,752,639
19,202 State Street Corp 1,781,946
53,834 Visa, Inc (Class A) 15,603,785
10,487 (a) WEX, Inc 1,810,056
TOTAL FINANCIAL SERVICES 100,630,515
FOOD, BEVERAGE & TOBACCO - 3.2%
1,602 Archer-Daniels-Midland Co 88,446
17,950 Bunge Global S.A. 1,508,159
167,064 Coca-Cola Co 10,910,950
81,822 General Mills, Inc 5,565,533
87 (a) Hain Celestial Group, Inc 760
127,363 Keurig Dr Pepper, Inc 4,196,611
35,658 Lamb Weston Holdings, Inc 2,770,270
11,256 McCormick & Co, Inc 880,669
63,403 PepsiCo, Inc 10,529,970
11,352 (a) Vital Farms, Inc 393,687
TOTAL FOOD, BEVERAGE & TOBACCO 36,845,055
HEALTH CARE EQUIPMENT & SERVICES - 5.1%
126 (a) Acadia Healthcare Co, Inc 5,379
43 (a) AMN Healthcare Services, Inc 1,631
9,011 (a) Castle Biosciences, Inc 312,411
22,390 Cigna Group 7,048,596
8,877 (a) CryoLife, Inc 233,731
74,719 (a) Edwards Lifesciences Corp 5,006,920
15,862 Elevance Health, Inc 6,436,165
295 Encompass Health Corp 29,341
18,552 HCA, Inc 6,655,345
6,341 (a) Hologic, Inc 512,797
12,257 (a) IDEXX Laboratories, Inc 4,987,618
1,649 (a) Insulet Corp 381,793
90 (a) Integer Holdings Corp 11,183
5,255 LeMaitre Vascular, Inc 464,490
62 (a) LivaNova plc 3,200
12,448 McKesson Corp 6,231,344
5,698 (a) Orthofix Medical, Inc 92,251
8,897 (a) Penumbra, Inc 2,036,256
586 (a) RadNet, Inc 38,113
10,364 (a) SI-BONE, Inc 143,023
16,232 (a) Solventum Corp 1,178,119
10,993 (a) Treace Medical Concepts, Inc 51,227
1,724 (a) UFP Technologies, Inc 460,308
29,519 UnitedHealth Group, Inc 16,663,476
TOTAL HEALTH CARE EQUIPMENT & SERVICES 58,984,717
HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
35,172 Colgate-Palmolive Co 3,295,968

41
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
85,095 Procter & Gamble Co $ 14,055,992
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 17,351,960
INSURANCE - 2.8%
36,474 Marsh & McLennan Cos, Inc 7,960,086
6,102 Primerica, Inc 1,689,095
8,968 (a) ProAssurance Corp 133,533
35,417 Progressive Corp 8,600,310
55,586 Prudential Financial, Inc 6,808,173
27,356 Travelers Cos, Inc 6,727,935
TOTAL INSURANCE 31,919,132
MATERIALS - 2.4%
31,378 (a) Allegheny Technologies, Inc 1,653,934
75,588 Ball Corp 4,478,589
2,810 (a) Clearwater Paper Corp 70,784
34,438 (a) Coeur Mining, Inc 221,781
918 Commercial Metals Co 49,388
81 Compass Minerals International, Inc 997
28,184 Ecolab, Inc 6,925,654
44,407 Graphic Packaging Holding Co 1,254,942
34 Innospec, Inc 3,665
6,388 International Flavors & Fragrances, Inc 635,159
6,031 Koppers Holdings, Inc 205,114
3,959 Myers Industries, Inc 46,637
129,630 Newmont Goldcorp Corp 5,890,387
1,645 Olympic Steel, Inc 59,023
6,517 PPG Industries, Inc 811,432
11,700 (a) Ranpak Holdings Corp 71,136
16,081 Royal Gold, Inc 2,348,791
23,934 Steel Dynamics, Inc 3,123,387
TOTAL MATERIALS 27,850,800
MEDIA & ENTERTAINMENT - 4.5%
16,336 (a) Charter Communications, Inc 5,351,837
212,282 Comcast Corp (Class A) 9,270,355
43,644 Electronic Arts, Inc 6,583,697
5,935 (a) Liberty Media Corp-Liberty Formula One (Class C) 473,850
5,895 Marcus Corp 111,239
6,347 (a) MediaAlpha, Inc 108,724
16,796 (a) NetFlix, Inc 12,698,280
8,330 (a) Roku, Inc 533,786
36,213 (a) Take-Two Interactive Software, Inc 5,856,366
50,798 (a) Vimeo, Inc 242,307
96,787 Walt Disney Co 9,310,910
16,195 (a) Yelp, Inc 552,897
18,258 (a) ZipRecruiter, Inc 169,252
73,803 (a) ZoomInfo Technologies, Inc 815,523
TOTAL MEDIA & ENTERTAINMENT 52,079,023
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
22,005 Agilent Technologies, Inc 2,867,472
17,589 (a) Alector, Inc 86,538
29,649 Amgen, Inc 9,492,424
9,324 (a) Arcellx, Inc 785,733
7,981 (a) Arcturus Therapeutics Holdings, Inc 141,503
11,247 (a) Biogen, Inc 1,956,978
17,715 (a) Biohaven Ltd 881,498
30,257 Bristol-Myers Squibb Co 1,687,433
6,343 (a) Cassava Sciences, Inc 163,681
371 (a) CryoPort, Inc 2,471
35,974 Danaher Corp 8,837,373
19,998 (a) Editas Medicine, Inc 57,994
23,570 Eli Lilly & Co 19,556,972
8,601 (a) Entrada Therapeutics, Inc 147,421
93,746 Gilead Sciences, Inc 8,326,520

Social Choice Low Carbon Equity
42
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
14,558 (a) Immunovant, Inc $ 425,967
10,708 (a) IQVIA Holdings, Inc 2,203,921
46,820 (a) Lyell Immunopharma, Inc 44,961
7,336 (a),(b) Phathom Pharmaceuticals, Inc 125,812
7,349 (a) Regeneron Pharmaceuticals, Inc 6,159,932
21,275 (a) Revance Therapeutics, Inc 125,523
27,104 (a),(b) Sana Biotechnology, Inc 94,864
21,961 (a) Savara, Inc 79,828
7,756 (a) Tango Therapeutics, Inc 42,154
12,814 (a) Tarsus Pharmaceuticals, Inc 570,095
11,810 (a) Theravance Biopharma, Inc 97,314
3,424 West Pharmaceutical Services, Inc 1,054,352
41,069 Zoetis, Inc 7,342,316
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 73,359,050
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
41,029 (a) CBRE Group, Inc 5,373,568
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 5,373,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.5%
45,824 Applied Materials, Inc 8,320,722
18,866 (a) Cirrus Logic, Inc 2,071,864
27,107 (a) First Solar, Inc 5,271,769
263,932 Intel Corp 5,679,817
94,530 Lam Research Corp 7,028,305
90,779 Marvell Technology, Inc 7,272,306
530,343 Nvidia Corp 70,408,336
16,927 (a) Onto Innovation, Inc 3,357,132
26,205 (a) Rambus, Inc 1,253,123
1,540 (a) Silicon Laboratories, Inc 159,944
48,156 Texas Instruments, Inc 9,783,373
19,429 (a) Veeco Instruments, Inc 559,167
1,265 (a),(b) Wolfspeed, Inc 16,837
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 121,182,695
SOFTWARE & SERVICES - 14.7%
19,856 (a) Adobe, Inc 9,492,757
8,492 (a) Altair Engineering, Inc 883,083
18,144 (a) Ansys, Inc 5,813,519
25,108 (a) Autodesk, Inc 7,125,650
26,043 (a) Cadence Design Systems, Inc 7,190,993
3,686 (a) Commvault Systems, Inc 575,716
3,836 (a),(b) Digimarc Corp 118,839
1,826 Dolby Laboratories, Inc (Class A) 133,115
47,381 (a) DXC Technology Co 940,987
11,841 (a) Elastic NV 950,003
9,741 (a) HubSpot, Inc 5,404,209
4,662 (a) Intapp, Inc 233,893
6,258 (b) InterDigital, Inc 941,454
45,704 International Business Machines Corp 9,447,931
15,109 Intuit, Inc 9,221,023
168,698 Microsoft Corp 68,550,432
83,939 (a) Nutanix, Inc 5,212,612
40,409 Salesforce, Inc 11,773,970
10,621 (a) ServiceNow, Inc 9,909,287
8,929 (a) SPS Commerce, Inc 1,473,285
13,285 (a) Synopsys, Inc 6,823,309
17,108 (a) Teradata Corp 551,391
26,787 (a) Workday, Inc 6,264,140
TOTAL SOFTWARE & SERVICES 169,031,598
TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
22,284 Avnet, Inc 1,208,016
7,157 Badger Meter, Inc 1,431,758
12,476 Benchmark Electronics, Inc 540,211
35,324 (a) Ciena Corp 2,243,427

43
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
7,536 CTS Corp $ 372,957
6,465 (a) ePlus, Inc 575,062
26,785 (a) Harmonic, Inc 297,046
306,062 Hewlett Packard Enterprise Co 5,965,148
175,472 HP, Inc 6,232,765
6,840 (a) Insight Enterprises, Inc 1,196,453
7,601 (a) Itron, Inc 849,488
38,697 (a) Keysight Technologies, Inc 5,766,240
7,284 (a) Kimball Electronics, Inc 129,582
21,601 (a) Knowles Corp 374,129
5,528 Littelfuse, Inc 1,352,315
172 (a) Lumentum Holdings, Inc 10,986
8,198 Methode Electronics, Inc 71,487
40,678 (a) Mirion Technologies, Inc 602,034
8,531 (a) Netgear, Inc 187,000
2,868 (a) Novanta, Inc 488,248
7,569 (a) PAR Technology Corp 446,495
6,677 (a) Plexus Corp 962,156
21,532 (a) Ribbon Communications, Inc 76,654
4,212 (a) Rogers Corp 422,379
60,449 (a) Trimble Inc 3,657,164
38,167 Vontier Corp 1,415,232
28,457 Xerox Holdings Corp 232,494
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 37,106,926
TELECOMMUNICATION SERVICES - 0.8%
21,856 (a) Consolidated Communications Holdings, Inc 101,303
1,277 Iridium Communications, Inc 37,454
22,164 (a) Lumen Technologies, Inc 141,628
220,537 Verizon Communications, Inc 9,291,224
TOTAL TELECOMMUNICATION SERVICES 9,571,609
TRANSPORTATION - 2.4%
205,268 CSX Corp 6,905,215
27,646 Expeditors International Washington, Inc 3,289,874
30,868 Old Dominion Freight Line 6,214,346
18,009 Union Pacific Corp 4,179,349
55,826 United Parcel Service, Inc (Class B) 7,484,033
TOTAL TRANSPORTATION 28,072,817
UTILITIES - 1.1%
62,001 Consolidated Edison, Inc 6,304,262
50,945 Essential Utilities, Inc 1,966,477
46,227 Eversource Energy 3,044,048
26,878 Exelon Corp 1,056,305
TOTAL UTILITIES 12,371,092
TOTAL COMMON STOCKS
(Cost $772,977,415) 1,146,363,694
TOTAL LONG-TERM INVESTMENTS
(Cost $772,977,415) 1,146,363,694
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
931,765 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 931,765
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $931,765) 931,765

Social Choice Low Carbon Equity
44
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.5%
$ 6,176,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/24 $ 6,175,229
TOTAL GOVERNMENT AGENCY DEBT 6,175,229
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,176,000) 6,175,229
TOTAL INVESTMENTS - 100.0%
(Cost $780,085,180) 1,153,470,688
OTHER ASSETS & LIABILITIES, NET - 0.0% 328,779
NET ASSETS - 100.0% $ 1,153,799,467
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,380,337.
(c)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 25 12/20/24  $ 7,295,084 $ 7,173,125 $ (121,959)

Portfolio of Investments October 31, 2024
Emerging Markets Equity
45
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.0%
COMMON STOCKS - 97.0%
ARGENTINA - 0.6%
648,210 (a) Despegar.com Corp $ 9,360,152
TOTAL ARGENTINA 9,360,152
BRAZIL - 7.9%
4,845,925 Arcos Dorados Holdings, Inc 42,692,599
15,516,171 (a) Cia Brasileira de Distribuicao 8,052,122
1,218,400 (a) Embraer S.A. 10,217,792
1,411,800 Itau Unibanco Holding S.A. 8,552,515
14,670,300 (a),(b) Locaweb Servicos de Internet S.A. 10,531,534
2,367,600 Petroleo Brasileiro S.A. (Preference) 14,707,142
31,886,011 Raizen S.A. 15,444,106
7,703,341 Sendas Distribuidora S.A. 9,980,803
1,450,300 Vale S.A. 15,569,482
TOTAL BRAZIL 135,748,095
CANADA - 0.5%
160,013 Cameco Corp 8,355,879
TOTAL CANADA 8,355,879
CHILE - 0.7%
326,548 (c) Sociedad Quimica y Minera de Chile S.A. (ADR) 12,536,178
TOTAL CHILE 12,536,178
CHINA - 25.3%
7,715,908 Alibaba Group Holding Ltd 94,383,353
1,672,008 (a) Baidu, Inc 19,078,984
726,083 (a),(c) Baozun, Inc (ADR) 2,272,640
78,413 (a) BeiGene Ltd (ADR) 15,889,610
1,026,751 BYD Co Ltd 42,306,838
4,095,112 China Merchants Bank Co Ltd (Class A) 21,524,514
338,917 Contemporary Amperex Technology Co Ltd 11,762,772
1,264,073 Dong-E-E-Jiao Co Ltd 10,469,982
3,090,227 (c) HUYA, Inc (ADR) 10,692,185
269,361 (a),(c) iClick Interactive Asia Group Ltd (ADR) 883,504
2,584,578 JD.com, Inc 52,413,245
629,247 KE Holdings, Inc (ADR) 13,799,387
935,554 (a) Li Auto, Inc 11,764,674
93,586 NetEase, Inc (ADR) 7,534,609
76,047 (a) PDD Holdings, Inc (ADR) 9,170,508
2,882,017 Ping An Insurance Group Co of China Ltd (Class A) 22,675,277
2,057,280 Sichuan Kelun Pharmaceutical Co Ltd 9,288,788
1,458,476 Tencent Holdings Ltd 76,047,986
TOTAL CHINA 431,958,856
COLOMBIA - 0.8%
6,871,593 Almacenes Exito S.A. 13,586,519
TOTAL COLOMBIA 13,586,519
HONG KONG - 0.7%
22,290 (a),(d) Asia Pacific Investment Partners Limited 223
1,812,362 (a) Melco Crown Entertainment Ltd (ADR) 12,179,073
TOTAL HONG KONG 12,179,296
INDIA - 18.3%
86,331 Apollo Hospitals Enterprise Ltd 7,192,166
1,225,510 Axis Bank Ltd 16,835,015
528,760 Dr Reddy's Laboratories Ltd 7,997,903
26,821,113 Edelweiss Financial Services Ltd 34,836,499
2,867,368 HDFC Bank Ltd 58,937,915
1,357,642 Infosys Technologies Ltd 28,326,716
373,398 Lupin Ltd 9,688,474
500,838 Mahindra & Mahindra Ltd 16,173,276
2,877,584 (a) Reliance Industries Ltd 45,585,167
2,877,584 Reliance Industries Ltd 45,500,288

Emerging Markets Equity
46
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
4,962,777 (a) Reliance Strategic Investments Ltd $ 18,981,730
421,314 Sun Pharmaceutical Industries Ltd 9,245,845
1,427,798 Tata Motors Ltd 14,122,407
TOTAL INDIA 313,423,401
INDONESIA - 4.1%
54,229,500 Astra International Tbk PT 17,605,458
111,711,900 Bank Rakyat Indonesia 34,055,817
98,910,800 Telkom Indonesia Persero Tbk PT 17,679,586
TOTAL INDONESIA 69,340,861
JAPAN - 0.8%
1,497,900 (c) Sumco Corp 14,322,051
TOTAL JAPAN 14,322,051
KOREA, REPUBLIC OF - 9.6%
142,417 Amorepacific Corp 12,020,894
585,602 Kakao Corp 15,586,176
177,871 KB Financial Group, Inc 11,573,853
69,280 Naver Corp 8,474,453
170,133 Samsung Electro-Mechanics Co Ltd 14,465,561
1,834,977 Samsung Electronics Co Ltd 77,914,932
61,003 Samsung SDI Co Ltd 14,303,064
252,057 Shinhan Financial Group Co Ltd 9,389,172
TOTAL KOREA, REPUBLIC OF 163,728,105
MACAU - 1.1%
23,702,500 (c) Wynn Macau Ltd 18,705,230
TOTAL MACAU 18,705,230
MEXICO - 2.4%
348,792 Fomento Economico Mexicano SAB de C.V. (ADR) 33,794,457
3,008,105 (c) Grupo Televisa SAB (ADR) 7,520,262
TOTAL MEXICO 41,314,719
SAUDI ARABIA - 2.6%
411,889 Al Rajhi Bank 9,624,037
4,864,308 (b) Saudi Arabian Oil Co 34,940,594
TOTAL SAUDI ARABIA 44,564,631
SINGAPORE - 1.7%
6,903,895 (a) Grab Holdings Ltd 28,167,892
TOTAL SINGAPORE 28,167,892
SOUTH AFRICA - 3.8%
650,803 Aspen Pharmacare Holdings Ltd 6,588,873
146,017 Capitec Bank Holdings Ltd 26,378,087
133,186 Naspers Ltd 31,478,171
TOTAL SOUTH AFRICA 64,445,131
TAIWAN - 15.1%
1,971,571 E Ink Holdings, Inc 18,452,341
2,584,000 Hon Hai Precision Industry Co, Ltd 16,562,727
314,000 MediaTek, Inc 12,223,444
6,721,400 Taiwan Semiconductor Manufacturing Co Ltd 210,779,618
TOTAL TAIWAN 258,018,130
UNITED STATES - 1.0%
369,359 Newmont Goldcorp Corp 16,783,673
TOTAL UNITED STATES 16,783,673
TOTAL COMMON STOCKS
(Cost $1,483,879,006) 1,656,538,799
TOTAL LONG-TERM INVESTMENTS
(Cost $1,483,879,006) 1,656,538,799
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
16,919,187 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (f) 16,919,187
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $16,919,187) 16,919,187

47
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 0.6%
$ 10,200,000 (g) Bank of New York Mellon 4 .860% 11/01/24 $ 10,200,000
TOTAL REPURCHASE AGREEMENT 10,200,000
TREASURY DEBT - 0.5%
5,000,000 United States Treasury Bill 0 .000 11/07/24 4,996,118
107,000 United States Treasury Bill 0 .000 11/12/24 106,847
4,030,000 United States Treasury Bill 0 .000 12/17/24 4,006,452
TOTAL TREASURY DEBT 9,109,417
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,309,085) 19,309,417
TOTAL INVESTMENTS - 99.1%
(Cost $1,520,107,278) 1,692,767,403
OTHER ASSETS & LIABILITIES, NET - 0.9% 15,563,463
NET ASSETS - 100.0% $ 1,708,330,866
ADR American Depositary Receipt
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $45,472,128 or 2.7% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,251,741.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $10,206,972 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $10,404,011.

International Equity
Portfolio of Investments October 31, 2024
48
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
COMMON STOCKS - 98.4%
AUSTRALIA - 5.9%
4,055,028 BHP Billiton Ltd $ 112,659,074
1,495,939 Commonwealth Bank of Australia 139,532,702
20,110,212 Glencore plc 105,470,791
1,815,378 Woodside Energy Group Ltd 28,571,225
TOTAL AUSTRALIA 386,233,792
BRAZIL - 0.9%
10,383,300 Itau Unibanco Holding S.A. 62,900,788
TOTAL BRAZIL 62,900,788
DENMARK - 6.4%
555,248 DSV AS 121,546,810
2,674,909 Novo Nordisk A.S. 300,031,140
TOTAL DENMARK 421,577,950
FINLAND - 1.2%
6,993,275 Nordea Bank AB publ 81,870,137
TOTAL FINLAND 81,870,137
FRANCE - 10.4%
1,115,356 Airbus SE 170,137,739
381,289 BNP Paribas S.A. 26,039,744
742,163 Compagnie de Saint-Gobain 67,302,978
583,790 Essilor International S.A. 136,932,546
169,491 Kering 42,333,844
104,808 LVMH Moet Hennessy Louis Vuitton S.A. 69,772,817
1,528,943 Total S.A. 95,949,804
688,115 Vinci S.A. 77,083,112
TOTAL FRANCE 685,552,584
GERMANY - 6.3%
1,350,797 Deutsche Post AG. 54,260,863
642,123 HeidelbergCement AG. 70,722,829
2,697,920 Infineon Technologies AG. 85,320,729
1,760,922 RWE AG. 57,070,741
770,453 Siemens AG. 149,891,480
TOTAL GERMANY 417,266,642
INDIA - 1.4%
453,423 HDFC Bank Ltd (ADR) 28,579,252
919,085 (a) Reliance Industries Ltd 14,559,660
919,085 Reliance Industries Ltd 14,532,549
9,268,381 (a) Reliance Strategic Investments Ltd 35,449,891
TOTAL INDIA 93,121,352
INDONESIA - 0.4%
82,121,495 Bank Rakyat Indonesia 25,035,065
TOTAL INDONESIA 25,035,065
ITALY - 2.0%
7,003,210 Enel S.p.A. 53,112,854
1,391,575 Moncler S.p.A 77,312,399
TOTAL ITALY 130,425,253
JAPAN - 25.2%
1,919,700 Advantest Corp 111,149,868
4,771,270 Daiichi Sankyo Co Ltd 155,296,325
9,762,910 Hitachi Ltd 245,291,748
16,522,789 Mitsubishi UFJ Financial Group, Inc 174,154,066
2,648,101 Nintendo Co Ltd 139,880,526
1,661,200 Oriental Land Co Ltd 40,146,451
3,053,214 ORIX Corp 64,330,824
2,254,367 Recruit Holdings Co Ltd 137,657,336
2,314,400 SBI Holdings, Inc 50,822,134
7,425,335 Sony Corp 130,667,431
4,447,800 (b) Sumco Corp 42,527,284

49
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
9,498,642 Sumitomo Mitsui Financial Group, Inc $ 201,509,214
9,664,048 (a) Toyota Motor Corp 166,515,343
TOTAL JAPAN 1,659,948,550
KOREA, REPUBLIC OF - 1.1%
1,713,270 Samsung Electronics Co Ltd 72,747,133
TOTAL KOREA, REPUBLIC OF 72,747,133
MEXICO - 0.8%
309,759 Fomento Economico Mexicano SAB de C.V. (ADR) 30,012,550
3,061,700 Grupo Financiero Banorte S.A. de C.V. 21,319,206
TOTAL MEXICO 51,331,756
NETHERLANDS - 6.1%
160,137 ASML Holding NV 107,793,184
1,020,575 Heineken NV 83,704,204
7,484,668 ING Groep NV 127,017,689
20,592,348 Koninklijke KPN NV 80,480,771
TOTAL NETHERLANDS 398,995,848
SPAIN - 3.4%
13,291,453 (b) Banco Bilbao Vizcaya Argentaria S.A. 132,312,060
19,201,213 (b) Banco Santander S.A. 93,805,420
TOTAL SPAIN 226,117,480
SWITZERLAND - 5.1%
100,747 Lonza Group AG. 61,992,450
1,531,475 Novartis AG. 166,174,609
178,916 Zurich Insurance Group AG 105,489,723
TOTAL SWITZERLAND 333,656,782
TAIWAN - 2.4%
823,715 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 156,950,656
TOTAL TAIWAN 156,950,656
UNITED KINGDOM - 6.5%
1,466,753 Ashtead Group plc 109,724,385
1,257,947 AstraZeneca plc 178,997,790
2,313,605 Unilever plc 141,134,669
TOTAL UNITED KINGDOM 429,856,844
UNITED STATES - 12.9%
17,004,700 BP plc 83,166,921
1,825,887 CRH plc 174,244,396
29,477,519 Haleon plc 141,670,958
290,634 Linde plc 132,572,699
502,858 Nestle S.A. 47,516,362
5,752,681 Shell plc 192,066,676
1,594,858 Smurfit WestRock plc 82,135,187
TOTAL UNITED STATES 853,373,199
TOTAL COMMON STOCKS
(Cost $4,637,783,682) 6,486,961,811
TOTAL LONG-TERM INVESTMENTS
(Cost $4,637,783,682) 6,486,961,811
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.9%
126,163,541 (c) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (d) 126,163,541
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $126,163,541) 126,163,541

International Equity
50
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
GOVERNMENT AGENCY DEBT - 0.0%
$ 768,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/24 $ 767,904
TOTAL GOVERNMENT AGENCY DEBT 767,904
REPURCHASE AGREEMENT - 0.2%
13,800,000 (e) Bank of New York Mellon 4 .860 11/01/24 13,800,000
TOTAL REPURCHASE AGREEMENT 13,800,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 11/07/24 4,996,118
105,000 United States Treasury Bill 0 .000 11/12/24 104,850
5,000,000 United States Treasury Bill 0 .000 11/21/24 4,987,188
5,000,000 United States Treasury Bill 0 .000 12/05/24 4,978,289
TOTAL TREASURY DEBT 15,066,445
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,633,865) 29,634,349
TOTAL INVESTMENTS - 100.8%
(Cost $4,793,581,088) 6,642,759,701
OTHER ASSETS & LIABILITIES, NET - (0.8)% (52,682,195)
NET ASSETS - 100.0% $ 6,590,077,506
ADR American Depositary Receipt
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $121,411,654.
(c)
Investments made with cash collateral received from securities on loan.
(d)
The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $13,809,433 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $14,076,020.

Portfolio of Investments October 31, 2024
International Opportunities
51
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.2%
COMMON STOCKS - 97.2%
AUSTRALIA - 1.5%
1,767,689 Australia & New Zealand Banking Group Ltd $ 36,026,394
TOTAL AUSTRALIA 36,026,394
BRAZIL - 5.5%
684,163 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 22,933,144
4,087,500 Itau Unibanco Holding S.A. 24,761,586
2,439,835 (a) NU Holdings Ltd 36,817,110
1,548,775 (a) Pagseguro Digital Ltd 12,452,151
2,655,300 Petro Rio S.A. 18,823,054
1,505,855 (a) StoneCo Ltd 16,714,990
TOTAL BRAZIL 132,502,035
CANADA - 10.8%
717,365 Alimentation Couche-Tard, Inc 37,410,042
279,558 Bank of Montreal 25,475,146
591,344 Cameco Corp 30,901,849
486,747 Dollarama, Inc 50,651,613
1,152,197 (a),(b) Lightspeed Commerce, Inc 17,419,289
3,086,658 (a),(b) NexGen Energy Ltd 22,700,742
921,152 Parex Resources, Inc 8,554,239
441,813 (a) Shopify, Inc (Class A) 34,561,907
846,253 Suncor Energy, Inc 31,945,314
TOTAL CANADA 259,620,141
CHINA - 6.1%
1,703,357 JD.com, Inc 34,542,764
262,890 (a) PDD Holdings, Inc (ADR) 31,701,905
1,172,600 Tencent Holdings Ltd 61,141,814
1,680,649 Tencent Music Entertainment Group (ADR) 18,705,623
TOTAL CHINA 146,092,106
DENMARK - 4.3%
205,162 Carlsberg AS (Class B) 22,673,203
622,363 Novo Nordisk A.S. 69,807,340
97,437 (a) Zealand Pharma AS 11,248,366
TOTAL DENMARK 103,728,909
FRANCE - 4.3%
152,737 Essilor International S.A. 35,825,667
77,467 L'Oreal S.A. 29,063,303
58,810 LVMH Moet Hennessy Louis Vuitton S.A. 39,151,013
TOTAL FRANCE 104,039,983
GERMANY - 3.8%
228,509 Beiersdorf AG. 30,847,286
164,525 Deutsche Boerse AG. 38,215,583
316,287 Dr ING hc F Porsche AG. 22,254,075
TOTAL GERMANY 91,316,944
INDIA - 2.6%
946,652 Axis Bank Ltd 13,004,301
411,768 (c) LTIMindtree Ltd 27,863,852
5,857,167 (a) Reliance Strategic Investments Ltd 22,402,611
TOTAL INDIA 63,270,764
INDONESIA - 1.1%
86,868,400 Bank Rakyat Indonesia 26,482,177
TOTAL INDONESIA 26,482,177
ITALY - 4.5%
734,877 (b) Amplifon S.p.A. 20,528,102
2,626,022 (b) Davide Campari-Milano NV 17,630,484
91,218 Ferrari NV 43,544,655

International Opportunities
52
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
ITALY (continued)
461,797 Moncler S.p.A $ 25,656,277
TOTAL ITALY 107,359,518
JAPAN - 10.1%
139,000 Disco Corp 39,550,301
202,900 (a) Hoya Corp 27,146,795
2,100,600 MonotaRO Co Ltd 31,690,364
1,381,800 Murata Manufacturing Co Ltd 24,141,576
541,400 Recruit Holdings Co Ltd 33,059,250
712,800 Shin-Etsu Chemical Co Ltd 26,119,802
39,000 SMC Corp 16,557,300
981,700 TechnoPro Holdings, Inc 17,521,747
178,600 Tokyo Electron Ltd 26,281,517
TOTAL JAPAN 242,068,652
LUXEMBOURG - 1.2%
594,760 (a) BK LC Lux Finco 2 Sarl 27,358,960
TOTAL LUXEMBOURG 27,358,960
NETHERLANDS - 4.5%
18,806 (a),(c) Adyen NV 28,729,155
67,250 ASML Holding NV 45,268,062
2,035,330 ING Groep NV 34,540,331
TOTAL NETHERLANDS 108,537,548
NORWAY - 1.8%
976,076 Aker BP ASA 20,885,751
906,566 Equinor ASA 21,541,999
TOTAL NORWAY 42,427,750
PHILIPPINES - 1.0%
7,992,434 BDO Unibank, Inc 20,917,653
5,869,880 Robinsons Retail Holdings, Inc 3,939,517
TOTAL PHILIPPINES 24,857,170
PORTUGAL - 0.9%
1,065,794 Jeronimo Martins SGPS S.A. 20,717,000
TOTAL PORTUGAL 20,717,000
SPAIN - 1.2%
393,179 Amadeus IT Holding S.A. 28,502,827
142,139 (a),(b),(d) Let's GOWEX S.A. 1,546
TOTAL SPAIN 28,504,373
SWEDEN - 0.8%
197,224 (c) Evolution AB 18,646,900
TOTAL SWEDEN 18,646,900
SWITZERLAND - 6.1%
312,650 (a) Galderma Group AG. 29,257,421
6,130 Givaudan S.A. 29,101,858
74,340 Lonza Group AG. 45,743,484
867,359 (a) On Holding AG. 41,130,164
TOTAL SWITZERLAND 145,232,927
TAIWAN - 7.3%
273,000 Alchip Technologies Ltd 16,910,518
1,281,000 Eclat Textile Co Ltd 21,412,037
3,667,000 Taiwan Semiconductor Manufacturing Co Ltd 114,995,219
392,000 Wiwynn Corp 22,286,148
TOTAL TAIWAN 175,603,922
UNITED KINGDOM - 8.4%
781,329 Ashtead Group plc 58,449,407
1,871,027 Beazley plc 18,239,273
1,082,864 Compass Group plc 35,167,543
737,259 Fevertree Drinks plc 7,063,398
174,489 (a) Flutter Entertainment plc 40,818,659
560,194 RELX plc 25,690,323

53
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
8,564,778 Tritax Big Box REIT plc $ 15,582,886
TOTAL UNITED KINGDOM 201,011,489
UNITED STATES - 9.4%
203,747 (a),(b) ARM Holdings plc (ADR) 28,789,451
480,518 CRH plc 45,855,833
173,691 Ferguson Enterprises, Inc 34,150,840
81,074 Linde plc 36,981,905
74,846 (a) Lululemon Athletica, Inc 22,296,623
66,780 Roche Holding AG. 20,695,350
686,571 Smurfit WestRock plc 35,358,407
TOTAL UNITED STATES 224,128,409
TOTAL COMMON STOCKS
(Cost $1,698,831,300) 2,329,534,071
TOTAL LONG-TERM INVESTMENTS
(Cost $1,698,831,300) 2,329,534,071
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.0%
47,006,241 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (f) 47,006,241
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $47,006,241) 47,006,241
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0.4%
$ 10,300,000 (g) Bank of New York Mellon 4 .860 11/01/24 10,300,000
TOTAL REPURCHASE AGREEMENT 10,300,000
TREASURY DEBT - 0.4%
5,000,000 United States Treasury Bill 0 .000 11/07/24 4,996,118
195,000 United States Treasury Bill 0 .000 11/12/24 194,722
5,000,000 United States Treasury Bill 0 .000 12/05/24 4,978,288
TOTAL TREASURY DEBT 10,169,128
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,468,848) 20,469,128
TOTAL INVESTMENTS - 100.0%
(Cost $1,766,306,389) 2,397,009,440
OTHER ASSETS & LIABILITIES, NET - 0.0% 36,320
NET ASSETS - 100.0% $ 2,397,045,760
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $66,296,059.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $75,239,907 or 3.1% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $10,307,040 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $10,506,093.

Quant International Small Cap Equity
Portfolio of Investments October 31, 2024
54
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 97.8%
AUSTRALIA - 6.5%
1,514,717 Abacus Property Group $ 1,203,791
481,732 Abacus Storage King 396,655
1,088,158 AGL Energy Ltd 7,471,304
628,081 Austal Ltd 1,356,168
229,325 Challenger Financial Services Group Ltd 908,252
33,078 Codan Ltd 342,236
1,644,950 Deterra Royalties Ltd 3,979,640
1,942,399 G8 Education Ltd 1,712,912
612,780 Growthpoint Properties Australia Ltd 1,060,200
205,361 HMC Capital Ltd 1,363,756
1,334,499 Macquarie CountryWide Trust 2,954,449
704,576 Magellan Financial Group Ltd 4,936,271
225,361 Netwealth Group Ltd 4,066,107
834,661 (a) Nuix Ltd 4,215,386
45,723 Objective Corp Ltd 484,746
1,001,114 oOh!media Ltd 811,975
3,234,466 Perenti Ltd 2,484,894
4,083,760 Perseus Mining Ltd 7,635,146
3,761,949 Ramelius Resources Ltd 5,869,493
1,693,515 Steadfast Group Ltd 6,099,119
504,627 Technology One Ltd 8,042,740
1,906,775 Ventia Services Group Pty Ltd 5,726,629
3,194,051 Westgold Resources Ltd 6,723,235
TOTAL AUSTRALIA 79,845,104
BELGIUM - 0.9%
110,534 Colruyt S.A. 5,158,010
67,382 Fagron NV 1,363,863
33,293 KBC Ancora 1,689,882
403,582 Proximus plc 2,936,885
TOTAL BELGIUM 11,148,640
BRAZIL - 1.6%
1,012,800 Auren Energia S.A. 1,795,776
820,518 (a) C&A Modas Ltd 1,849,427
602,746 (a) Embraer S.A. 5,054,771
4,649,600 (a),(b) Locaweb Servicos de Internet S.A. 3,337,861
4,681,862 Marcopolo S.A. 6,851,624
163,994 (a) VTEX 1,108,599
TOTAL BRAZIL 19,998,058
BURKINA FASO - 0.5%
1,126,767 (a),(c) Iamgold Corp 6,255,546
TOTAL BURKINA FASO 6,255,546
CANADA - 7.2%
170,432 (c) Algonquin Power & Utilities Corp 823,792
171,200 (c) Atco Ltd 5,941,311
929,288 B2Gold Corp 3,070,151
115,119 (c) Badger Infrastructure Solutions Ltd 2,994,657
42,059 Brookfield Wealth Solutions Ltd 2,233,219
1,211,219 (a) Calibre Mining Corp 2,200,872
221,801 Canaccord Financial, Inc 1,596,183
140,926 (a) Celestica, Inc 9,643,718
827,318 Centerra Gold, Inc 5,846,812
64,771 CI Financial Corp 1,065,290
45,522 Colliers International Group, Inc 6,958,669
810,161 Converge Technology Solutions Corp 1,745,598
78,361 Crombie REIT 840,255
210,992 (a) dentalcorp Holdings Ltd 1,422,929
39,044 (a) Fortuna Silver Mines, Inc 194,330
662,018 HudBay Minerals, Inc 5,938,596

55
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CANADA (continued)
73,255 (c) Innergex Renewable Energy, Inc $ 479,826
408,292 Killam Apartment REIT 5,483,578
2,695 Lassonde Industries, Inc 341,513
59,876 Lundin Gold, Inc 1,447,930
22,447 Martinrea International, Inc 166,053
9,685 Morguard North American Residential REIT 127,084
225,589 Primaris REIT 2,530,757
227,096 Slate Grocery REIT 2,201,886
313,946 SmartCentres REIT 5,616,687
124,603 (c) Sprott, Inc 5,513,550
1,023,185 (c) Superior Plus Corp 4,850,089
140,529 Topaz Energy Corp 2,695,823
146,326 Transcontinental, Inc 1,807,597
9,254 (a) Trisura Group Ltd 273,828
79,127 (a) Wesdome Gold Mines Ltd 693,324
33,220 Westshore Terminals Investment Corp 548,994
54,566 Winpak Ltd 1,944,209
TOTAL CANADA 89,239,110
CAYMAN ISLANDS - 0.1%
68,685 Patria Investments Ltd 799,493
TOTAL CAYMAN ISLANDS 799,493
CHINA - 3.3%
2,545,000 (a) ANE Cayman, Inc 2,736,805
7,000 Atour Lifestyle Holdings Ltd (ADR) 183,400
276,000 China Everbright Ltd 179,558
1,376,000 China Foods Ltd 442,062
6,684,000 China Resources Cement Holdings Ltd 1,728,601
660,000 China Shineway Pharmaceutical Group Ltd 782,291
1,835,749 China XLX Fertiliser Ltd 962,180
4,565,760 (a),(c),(d) China Zhongwang Holdings Ltd 5,873
7,544,000 Citic Resources Holdings Ltd 407,025
1,404,000 Consun Pharmaceutical Group Ltd 1,496,258
1,418,000 COSCO SHIPPING International Hong Kong Co Ltd 782,498
11,006,000 Gemdale Properties & Investment Corp Ltd 404,157
2,210,000 (b),(c) Greentown Management Holdings Co Ltd 989,853
2,238,000 Harbin Power Equipment 739,986
754,000 JNBY Design Ltd 1,442,963
151,000 (a) JOYY, Inc (ADR) 5,141,550
1,308,000 Kinetic Development Group Ltd 255,741
12,960,000 (a),(c) Kingsoft Cloud Holdings Ltd 2,485,686
6,243,000 Lonking Holdings Ltd 1,201,862
176,000 (a),(b),(c) Mobvista, Inc 45,430
86,700 Shanghai Chicmax Cosmetic Co Ltd 381,985
13,000 Shanghai Industrial Holdings Ltd 19,828
8,976,000 Shougang Fushan Resources Group Ltd 3,246,400
10,149,000 Sihuan Pharmaceutical Holdings Group Ltd 951,253
73,000 Sinopec Engineering Group Co Ltd 50,689
4,600,000 Sinopec Kantons Holdings Ltd 2,533,547
2,315,000 TCL Electronics Holdings Ltd 1,643,041
1,415,000 Xinhua Winshare Publishing and Media Co Ltd 1,710,938
3,686,000 Yangzijiang Shipbuilding Holdings Ltd 7,161,143
TOTAL CHINA 40,112,603
COLOMBIA - 0.0%
72,701 (c) Frontera Energy Corp 395,787
TOTAL COLOMBIA 395,787
DENMARK - 1.4%
1,697,724 Alm Brand AS 3,305,227
10,122 cBrain A.S. 259,939
89,829 Cementir Holding NV 932,168
117,743 D/S Norden 4,067,218
41,463 GN Store Nord 815,141
491,783 H Lundbeck A.S. 3,202,658

Quant International Small Cap Equity
56
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
DENMARK (continued)
3,230 (a) Nilfisk Holding A.S. $ 54,259
111,484 (b) Scandinavian Tobacco Group A.S. 1,674,434
50,376 Sydbank AS 2,404,201
TOTAL DENMARK 16,715,245
EGYPT - 0.2%
950,692 Centamin plc 1,946,682
TOTAL EGYPT 1,946,682
FINLAND - 0.5%
1,278,618 Mandatum Holding Oy 5,904,520
53,419 Puuilo Oyj 536,032
TOTAL FINLAND 6,440,552
FRANCE - 1.3%
27,963 Carmila S.A. 526,574
13,435 Cie des Alpes 219,815
127,466 Elis S.A. 2,899,756
6,035 Esso SA Francaise 681,895
3,644 IPSOS 178,942
17,111 Korian-Medica 38,719
4,178 M6-Metropole Television 52,782
119,226 Societe Television Francaise 1 989,220
215,605 SPIE S.A. 7,803,507
126,774 (a) Ubisoft Entertainment 1,910,428
33,195 Vicat S.A. 1,229,903
TOTAL FRANCE 16,531,541
GEORGIA - 0.2%
61,431 TBC Bank Group plc 2,178,337
TOTAL GEORGIA 2,178,337
GERMANY - 2.2%
66,664 Bilfinger Berger AG. 3,204,339
354,803 (a) Ceconomy AG 1,141,970
3,835 Cewe Stiftung & Co KGAA 412,283
4,217 Datagroup SE 193,249
604 Einhell Germany AG. 43,559
180,574 Hensoldt AG. 6,143,927
11,307 Hornbach Holding AG. & Co KGaA 989,272
159,848 KION Group AG. 6,206,491
33,575 (a),(b) Montana Aerospace AG. 593,018
9,221 SUESS MicroTec SE 551,740
406,142 (a),(b) TeamViewer SE 5,851,000
146,257 (a) TUI AG. 1,219,210
TOTAL GERMANY 26,550,058
GREECE - 0.1%
278,535 Holding CO ADMIE IPTO S.A. 719,697
16,369 Sarantis S.A. 195,901
TOTAL GREECE 915,598
HONG KONG - 0.4%
2,962,000 Pacific Basin Shipping Ltd 815,783
668,000 Wasion Holdings Ltd 505,407
2,022,000 Yue Yuen Industrial Holdings 4,250,498
TOTAL HONG KONG 5,571,688
INDIA - 9.3%
5,810 3M India Ltd 2,488,055
300,897 (a) Affle India Ltd 5,479,789
3,999 Akzo Nobel India Ltd 209,342
124,413 Astral Ltd 2,614,207
85,694 Bajaj Electricals Ltd 886,092
248,865 Bharat Dynamics Ltd 3,196,981
111,221 Chennai Petroleum Corp Ltd 842,642
10,360 Data Patterns India Ltd 296,651
125,928 DB Corp Ltd 483,161
9,172 ESAB India Ltd 698,875

57
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDIA (continued)
145,986 Finolex Cables Ltd $ 2,120,098
903,198 Fortis Healthcare Ltd 6,705,397
231,911 GE T&D India Ltd 4,880,911
11,905 GlaxoSmithKline Pharmaceuticals Ltd 383,540
16,551 (a) Glenmark Life Sciences Ltd 208,093
263,817 Glenmark Pharmaceuticals Ltd 5,307,981
27,171 (a) Go Fashion India Ltd 365,503
38,964 Hitachi Energy India Ltd 6,380,901
46,738 (b) IndiaMart InterMesh Ltd 1,386,176
22,511 Ingersoll Rand India Ltd 1,151,481
109,704 JB Chemicals & Pharmaceuticals Ltd 2,556,023
146,734 Kansai Nerolac Paints Ltd 495,460
9,335 Maharashtra Scooters Ltd 1,135,577
387,876 Maharashtra Seamless Ltd 2,880,017
1,177,770 National Aluminium Co Ltd 3,164,056
1,492,587 NCC Ltd 5,282,259
134,861 Paisalo Digital Ltd 73,909
580,151 Poonawalla Fincorp Ltd 2,572,846
8,164 Procter & Gamble Health Ltd 508,292
1,857,066 PTC India Ltd 4,002,124
1,975,546 Rain Industries Ltd 3,783,463
2,046,898 (a) Reliance Energy Ltd 6,798,505
299,093 Shipping Corp of India Ltd 766,569
12,547 SKF India Ltd 767,610
673,298 (a) Star Health & Allied Insurance Co Ltd 4,028,804
103,927 Supreme Industries Ltd 5,294,888
172,137 Symphony Ltd 3,179,065
464,357 Tanla Platforms Ltd 4,135,888
606,091 TD Power Systems Ltd 2,959,023
281,519 Techno Electric & Engineering Co Ltd 5,210,845
831,553 Triveni Turbine Ltd 6,817,594
390,378 V-Guard Industries Ltd 2,012,709
TOTAL INDIA 114,511,402
INDONESIA - 0.7%
1,745,800 Cisarua Mountain Dairy PT TBK 634,027
682,575 Indo Tambangraya Megah Tbk PT 1,090,511
31,601,837 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,227,439
11,642,200 Mitra Keluarga Karyasehat Tbk PT 2,010,217
36,865,925 PT Perusahaan Gas Negara Persero Tbk 3,671,325
TOTAL INDONESIA 8,633,519
IRELAND - 0.4%
930,718 Cairn Homes plc 2,176,505
17,081 COSMO Pharmaceuticals NV 1,322,185
607,673 (a),(b) Glenveagh Properties plc 1,063,207
TOTAL IRELAND 4,561,897
ISRAEL - 2.3%
717 Blue Square Real Estate Ltd 57,643
63,504 Camtek Ltd 5,036,031
189,145 (a) Cellebrite DI Ltd 3,432,982
8,686 Formula Systems 1985 Ltd 743,599
65,116 Harel Insurance Investments & Financial Services Ltd 678,962
6,266 M Yochananof & Sons Ltd 371,887
26,623 Magic Software Enterprises Ltd 299,429
26,783 Matrix IT Ltd 537,256
39,719 (a) Nova Measuring Instruments Ltd 7,469,367
81,400 (a) Radware Ltd 1,832,314
53,109 Sapiens International Corp NV 1,989,125
294,287 Shufersal Ltd 2,605,792
165,594 (a) SimilarWeb Ltd 1,442,324

Quant International Small Cap Equity
58
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
ISRAEL (continued)
76,000 ZIM Integrated Shipping Services Ltd $ 1,808,040
TOTAL ISRAEL 28,304,751
ITALY - 1.4%
395,085 A2A S.p.A. 903,102
285,425 (b) Anima Holding S.p.A 1,729,344
751,383 Banca Popolare di Sondrio SPA 5,604,096
168,110 Iride S.p.A. 364,097
554,547 Iveco Group NV 5,762,739
777,874 MFE-MediaForEurope NV 2,545,155
TOTAL ITALY 16,908,533
JAPAN - 21.1%
296,500 AEON Financial Service Co Ltd 2,387,469
74,900 Aichi Corp 584,566
37,200 Argo Graphics, Inc 1,279,153
18,900 Axial Retailing, Inc 110,242
23,300 C Uyemura & Co Ltd 1,619,405
61,900 (a) Canon Electronics, Inc 977,236
19,900 (c) Central Glass Co Ltd 453,312
88,700 Chudenko Corp 1,859,243
863,700 Chugoku Electric Power Co, Inc 6,285,718
152,300 Comture Corp 2,300,502
57,900 (a),(c) Cover Corp 721,028
185,700 Cybozu, Inc 2,549,727
123,300 Dai-Dan Co Ltd 2,407,459
11,000 Daiwa Industries Ltd 104,042
51,000 Digital Arts, Inc 1,735,775
371,400 Electric Power Development Co 6,206,614
59,700 FCC Co Ltd 928,449
307,400 Fuji Machine Manufacturing Co Ltd 4,523,318
124,400 Fujitsu General Ltd 1,551,361
15,300 Future Architect, Inc 195,905
801 Global One Real Estate Investment Corp 516,069
153,200 Glory Ltd 2,484,830
105,100 G-Tekt Corp 1,079,329
332,600 (a) GungHo Online Entertainment, Inc 7,408,432
49,400 Hirose Electric Co Ltd 5,879,087
153,200 Hosiden Corp 2,294,799
35,780 I'll, Inc 731,171
89,700 Inaba Denki Sangyo Co Ltd 2,249,843
107,900 Itochu Enex Co Ltd 1,129,395
55,900 Itoham Yonekyu Holdings, Inc 1,408,842
238,800 JAC Recruitment Co Ltd 1,144,263
420,300 Jafco Co Ltd 5,647,928
316,600 (c) Japan Aviation Electronics Industry Ltd 5,873,174
659,000 Japan Petroleum Exploration Co 4,955,719
157,900 Justsystems Corp 3,530,556
92,300 (a),(c) K&O Energy Group, Inc 1,915,632
113,000 (c) Kanamoto Co Ltd 2,042,275
510,000 Kandenko Co Ltd 7,463,104
6,118 Kenedix Realty Investment Corp 5,819,789
595,400 Kobe Steel Ltd 6,417,040
90,100 (c) LITALICO, Inc 643,508
112,100 Mandom Corp 923,318
15,700 Maxvalu Tokai Co Ltd 335,855
189,100 MCJ Co Ltd 1,771,847
9,900 Mitsubishi Research Institute, Inc 273,574
10,500 Mitsui Mining & Smelting Co Ltd 333,603
224,000 Mixi Inc 4,129,233
22,400 Modec, Inc 487,746
70,600 Morita Holdings Corp 942,226
263,500 Nagase & Co Ltd 5,468,270
13,160 NET One Systems Co Ltd 319,509

59
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
167,500 Nihon Parkerizing Co Ltd $ 1,411,811
55,300 Nihon Unisys Ltd 1,745,047
83,200 Nikkiso Co Ltd 559,207
100,600 Nippon Ceramic Co Ltd 1,700,078
39,600 Nippon Densetsu Kogyo Co Ltd 483,768
200,500 Nippon Light Metal Holdings Co Ltd 2,142,889
800 Nippon Pillar Packing Co Ltd 22,399
48,300 Nitta Corp 1,168,138
17,700 Nittetsu Mining Co Ltd 503,823
25,500 Noevir Holdings Co Ltd 857,958
239,400 Nomura Co Ltd 1,213,077
118,500 OBIC Business Consultants Ltd 5,238,414
122,400 Ohsho Food Service Corp 2,404,338
400,600 Oki Electric Industry Co Ltd 2,618,715
136,300 Okinawa Electric Power Co, Inc 926,957
9,480 Optorun Co Ltd 118,383
191,100 Orient Corp 1,135,522
79,500 Pal Co Ltd 1,599,173
126,800 Prima Meat Packers Ltd 1,866,181
254,900 Raito Kogyo Co Ltd 3,719,014
174,000 (c) Rorze Corp 2,535,967
50,300 RS Technologies Co Ltd 1,292,108
47,800 Ryoshoku Ltd 1,516,660
163,600 Ryoyo Ryosan Holdings, Inc 2,736,366
133,200 Sangetsu Co Ltd 2,438,648
130,900 Sanki Engineering Co Ltd 2,051,891
481,500 Santen Pharmaceutical Co Ltd 5,758,185
260,200 Sanwa Shutter Corp 6,591,918
44,800 Sanyo Chemical Industries Ltd 1,215,058
11,500 Shibaura Machine Co Ltd 279,938
110,900 Shibaura Mechatronics Corp 7,641,156
98,800 Shiga Bank Ltd 2,121,317
82,800 Shin-Etsu Polymer Co Ltd 856,128
223,900 Shinmaywa Industries Ltd 1,985,524
70,240 (c) Shinwa Kaiun Kaisha Ltd 1,987,615
101,500 Shizuoka Gas Co Ltd 680,814
141,000 Siix Corp 1,032,252
38,700 Sparx Group Co Ltd 348,446
50,000 Sumitomo Densetsu Co Ltd 1,605,822
83,800 Sun Frontier Fudousan Co Ltd 994,870
216,300 Suzuken Co Ltd 7,071,702
1,947,400 Systena Corp 4,625,217
131,100 Taikisha Ltd 4,170,327
184,200 (c) Takeuchi Manufacturing Co Ltd 5,740,337
150,900 TechMatrix Corp 2,190,288
78,500 TKC 2,035,675
22,260 Tocalo Co Ltd 258,940
105,500 Toenec Corp 656,643
18,700 (c) Tokai Corp (GIFU) 266,386
29,400 Tokyo Kiraboshi Financial Group, Inc 790,841
41,700 Torii Pharmaceutical Co Ltd 1,128,070
246,500 Toyoda Gosei Co Ltd 4,188,109
116,800 Toyota Boshoku Corp 1,559,190
236,700 Tsubakimoto Chain Co 2,980,303
149,320 UACJ Corp 4,914,830
115,800 (a) Visional, Inc 6,196,352
169,000 Yurtec Corp 1,631,958
151,000 Zenkoku Hosho Co Ltd 5,456,187
489,300 ZIGExN Co Ltd 1,844,964

Quant International Small Cap Equity
60
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
34,600 Zuken, Inc $ 819,869
TOTAL JAPAN 260,032,253
KOREA, REPUBLIC OF - 3.9%
13,432 AfreecaTV Co Ltd 930,493
40,330 Ahnlab, Inc 1,731,058
92,615 Cheil Worldwide, Inc 1,235,165
29,643 Daishin Securities Co Ltd PF 335,606
36,613 DB HiTek Co Ltd 1,019,002
31,680 Doosan Corp 4,533,060
93,542 Eugene Technology Co Ltd 2,498,035
11,339 Hanssem Co Ltd 435,162
537,612 Hanwha General Insurance Co Ltd 1,857,992
1,661,951 Hanwha Life Insurance Co Ltd 3,545,868
236,094 Hyundai Marine & Fire Insurance Co Ltd 5,180,311
170,340 KEPCO Plant Service & Engineering Co Ltd 5,503,703
21,149 Korea Electric Terminal Co Ltd 1,166,504
5,408 Korea Gas Corp 152,949
41,367 Medytox, Inc 5,118,681
796 NongShim Co Ltd 215,432
66,911 Orion Holdings Corp 813,262
126,712 Poongsan Corp 6,337,784
6,478 S1 Corp (Korea) 302,996
71,173 Samsung Securities Co Ltd 2,348,660
2,849 Shinyoung Securities Co Ltd 169,288
111,175 WONIK IPS Co Ltd 2,204,460
TOTAL KOREA, REPUBLIC OF 47,635,471
KUWAIT - 0.2%
147,950 Boursa Kuwait Securities Co KPSC 1,027,833
160,199 Humansoft Holding Co KSC 1,363,729
TOTAL KUWAIT 2,391,562
MALAYSIA - 0.7%
553,200 Bermaz Auto Bhd 259,018
359,300 Bursa Malaysia BHD 740,338
3,056,000 (a) Greatech Technology Bhd 1,519,446
2,598,300 KPJ Healthcare Bhd 1,234,028
1,589,100 Malakoff Corp Bhd 302,056
427,000 Ta Ann Holdings Bhd 417,346
432,300 United Plantations BHD 2,651,651
6,690,900 VS Industry Bhd 1,475,136
TOTAL MALAYSIA 8,599,019
MEXICO - 0.4%
715,865 (b) Banco del Bajio S.A. 1,591,328
262,160 Bolsa Mexicana de Valores SAB de C.V. 428,690
442,323 Concentradora Fibra Danhos S.A. de C.V. 477,482
1,017,342 (b) FIBRA Macquarie Mexico 1,683,919
626,100 Gentera SAB de C.V. 799,150
81,300 (c) Qualitas Controladora SAB de C.V. 568,789
TOTAL MEXICO 5,549,358
NETHERLANDS - 0.8%
112,696 Arcadis NV 7,803,499
56,815 SBM Offshore NV 1,039,983
13,255 Van Lanschot Kempen NV 605,860
TOTAL NETHERLANDS 9,449,342
NEW ZEALAND - 0.1%
268,086 (a),(c) Ryman Healthcare Ltd 796,368
TOTAL NEW ZEALAND 796,368
NORWAY - 1.0%
715,167 Aker Solutions ASA 3,388,700
968,312 MPC Container Ships ASA 1,908,489
45,544 Odfjell SE 520,848
32,958 Stolt-Nielsen Ltd 937,788

61
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
NORWAY (continued)
531,038 Storebrand ASA $ 6,055,577
5,182 Wallenius Wilhelmsen ASA 51,521
TOTAL NORWAY 12,862,923
PHILIPPINES - 0.2%
3,344,100 DMCI Holdings, Inc 643,101
2,596,400 LT Group, Inc 460,212
592,500 Puregold Price Club, Inc 331,888
1,621,600 Semirara Mining & Power Corp 905,857
TOTAL PHILIPPINES 2,341,058
POLAND - 0.2%
53,601 Asseco Poland S.A. 1,202,403
33,827 LiveChat Software S.A. 501,141
372,857 Telekomunikacja Polska S.A. 723,591
54,181 Warsaw Stock Exchange 576,631
TOTAL POLAND 3,003,766
PORTUGAL - 0.2%
25,465 Semapa-Sociedade de Investimento e Gestao 410,214
1,634,418 Sonae SPGS S.A. 1,616,055
TOTAL PORTUGAL 2,026,269
QATAR - 0.2%
4,812,145 Vodafone Qatar QSC 2,458,278
TOTAL QATAR 2,458,278
RUSSIA - 0.0%
81,310 (a),(d) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0.4%
1,365,554 Abdullah Al Othaim Markets Co 4,289,109
104,344 Arabian Cement Co 699,189
4,705 Jadwa REIT Saudi Fund 14,231
TOTAL SAUDI ARABIA 5,002,529
SINGAPORE - 1.6%
790,657 Hafnia Ltd 4,653,795
5,203,300 NetLink NBN Trust 3,526,659
2,623,900 Riverstone Holdings Ltd 1,796,443
1,137,500 Sheng Siong Group Ltd 1,369,652
1,560,800 Suntec Real Estate Investment Trust 1,400,932
2,368,200 (c) UMS Holdings Ltd 1,815,723
395,500 Venture Corp Ltd 3,966,790
5,255,800 (c) Yangzijiang Financial Holding Ltd 1,592,064
TOTAL SINGAPORE 20,122,058
SOUTH AFRICA - 0.3%
133,794 Coronation Fund Managers Ltd 303,863
145,981 Investec Ltd 1,138,536
3,394,888 Redefine Properties Ltd 941,634
586,835 Resilient REIT Ltd 1,862,212
4,252 Santam Ltd 89,391
10,168 (a) Telkom S.A. Ltd 15,685
TOTAL SOUTH AFRICA 4,351,321
SPAIN - 1.0%
294,392 Atresmedia Corp de Medios de Comunicacion S.A. 1,395,901
32,178 Construcciones y Auxiliar de Ferrocarriles S.A. 1,270,559
305,115 Faes Farma S.A. (Sigma) 1,174,886
346,466 Sol Melia S.A. 2,578,811
4,561,502 (b) Unicaja Banco S.A. 5,734,267
TOTAL SPAIN 12,154,424
SWEDEN - 3.5%
166,328 (b) AcadeMedia AB 1,025,642
581,886 Arjo AB 1,919,231
260,796 (b) Attendo AB 1,160,230
129,429 (c) Axfood AB 2,889,954
117,266 BioGaia AB 1,161,153

Quant International Small Cap Equity
62
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
89,121 Bure Equity AB $ 3,191,958
28,950 Clas Ohlson AB (B Shares) 479,488
887,815 (c) Corem Property Group AB 599,579
118,685 (c) Creades AB 796,151
752,225 Fortnox AB 4,592,530
64,200 Hexpol AB 610,481
38,433 (c) Investment AB Oresund 408,900
2,416 INVISIO AB 61,091
99,540 Inwido AB 1,806,837
120,083 Loomis AB 3,762,096
12,000 Mekonomen AB 161,508
129,188 (a) Modern Times Group MTG AB 921,511
90,968 Paradox Interactive AB 1,716,128
82,161 Ratos AB (B Shares) 262,592
122,209 Rusta AB 820,648
92,490 (a),(b) Scandic Hotels Group AB 597,639
20,306 (a) Sdiptech AB 458,528
53,885 Ssab Svenskt Stal AB (Series B) 254,185
1,782,913 (a) Stillfront Group AB 1,240,198
83,230 SwedenCare AB 362,150
114,874 Trelleborg AB (B Shares) 3,821,298
44,876 VBG Group AB 1,300,548
210,636 Wihlborgs Fastigheter AB 2,214,175
39,993 (a) Xvivo Perfusion AB 1,690,728
125,890 (a) Yubico AB 3,054,210
TOTAL SWEDEN 43,341,367
SWITZERLAND - 2.7%
160,587 Accelleron Industries AG. 8,610,254
327,839 (a) Aryzta AG. 579,772
13,414 Belimo Holding AG. 8,885,868
7,896 Burkhalter Holding AG. 811,042
476 Forbo Holding AG. 467,965
254,457 IWG plc 525,901
2,656 Kaba Holding AG. 2,025,284
511 Kardex Holding AG. 155,886
53,111 Landis&Gyr Group AG. 4,278,347
601 Siegfried Holding AG.
785,052
43,070 Sulzer AG. 6,639,834
674 TX Group AG. 115,670
TOTAL SWITZERLAND 33,880,875
TAIWAN - 6.6%
665,000 Ardentec Corp 1,112,763
396,000 Bizlink Holding, Inc 5,708,547
602,000 Chenbro Micom Co Ltd 5,181,072
1,176,000 Chicony Electronics Co Ltd 5,930,676
3,859,000 ChipMOS Technologies, Inc 4,241,954
1,236,000 Dynapack International Technology Corp 4,128,829
19,000 ECOVE Environment Corp 165,487
429,000 Ever Supreme Bio Technology Co Ltd 2,439,160
260,700 Fortune Electric Co Ltd 4,363,734
611,000 Foxsemicon Integrated Technology, Inc 6,420,114
93,000 GFC Ltd 294,981
1,104,000 Greatek Electronics, Inc 1,975,822
459,000 ITE Technology, Inc 1,913,785
675,000 King Yuan Electronics Co Ltd 2,544,006
21,000 Lotes Co Ltd 1,068,027
605,000 LuxNet Corp 2,546,321
3,370,000 Pan-International Industrial 3,895,987
234,000 Parade Technologies Ltd 5,094,122
295,000 RichWave Technology Corp 1,517,252
839,000 Shin Zu Shing Co Ltd 4,488,453
2,479,000 Sigurd Microelectronics Corp 5,605,790

63
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TAIWAN (continued)
458,000 Sinbon Electronics Co Ltd $ 3,749,034
331,000 Taiwan Surface Mounting Technology Corp 1,087,459
176,000 VIA Labs, Inc 823,012
181,000 VisEra Technologies Co Ltd 1,541,993
34,000 Wowprime Corp 252,499
549,000 XinTec, Inc 3,542,461
TOTAL TAIWAN 81,633,340
THAILAND - 1.3%
7,283,600 AP Thailand PCL 2,058,307
1,804,800 Bangkok Life Assurance PCL 1,350,458
658,500 Pruksa Holding PCL 173,675
5,759,800 Regional Container Lines PCL 4,413,625
5,153,040 Sri Trang Agro-Industry PCL 3,164,726
6,617,900 Thai Life Insurance PCL 2,197,656
1,176,900 Thanachart Capital PCL 1,831,005
168,900 Tisco Bank PCL 483,000
3,824,000 TPI Polene PCL 132,585
TOTAL THAILAND 15,805,037
TURKEY - 0.4%
1,972,459 (b) Mavi Giyim Sanayi Ve Ticaret AS. 4,389,603
TOTAL TURKEY 4,389,603
UNITED ARAB EMIRATES - 0.0%
381,700 Dubai Financial Market PJSC 131,757
216,498 Taaleem Holdings PJSC 244,610
TOTAL UNITED ARAB EMIRATES 376,367
UNITED KINGDOM - 9.6%
713,986 Allfunds Group PLC 4,367,169
68,054 Bellway plc 2,488,655
595,960 Bytes Technology Group plc 3,470,575
101,635 Central Asia Metals plc 230,654
766,388 Chemring Group plc 3,535,066
69,915 Computacenter plc 1,967,234
849,657 (b) ConvaTec Group plc 2,343,721
889,569 (a),(b) Deliveroo plc 1,580,642
1,953,799 Direct Line Insurance Group plc 4,131,345
4,039,878 Dowlais Group plc 2,557,182
201,519 Dunelm Group plc 2,887,683
506,549 GB Group plc 2,222,084
142,039 Hilton Food Group plc 1,648,371
496,009 Hiscox Ltd 6,920,247
516,937 IG Group Holdings plc 5,981,289
443,333 IntegraFin Holdings plc 2,093,424
1,027,343 (a) John Wood Group plc 1,675,756
379,190 Johnson Service Group plc 730,487
475,807 (a),(b) Just Eat Takeaway.com NV 5,437,478
1,125,840 Kier Group plc 2,083,005
425,784 Lancashire Holdings Ltd 3,464,363
247,711 Liontrust Asset Management plc 1,549,144
1,696,403 Man Group plc 4,341,426
587,908 Mitie Group 881,942
213,928 Moneysupermarket.com Group plc 518,101
450,657 NCC Group plc 897,218
95,800 Polar Capital Holdings plc 590,470
1,025,366 Premier Foods plc 2,490,947
754,538 Primary Health Properties plc 930,193
1,342,033 QinetiQ plc 7,922,014
443,421 Redde Northgate plc 2,021,922
867,812 Rightmove plc 6,608,008
1,535,713 Rotork plc 5,959,503
2,439,818 Serco Group plc 5,512,792
3,189,200 Shaftesbury Capital plc 5,596,830
357,748 (b) Spire Healthcare Group plc 996,405

Quant International Small Cap Equity
64
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
599,787 Supermarket Income Reit plc $ 548,666
696,688 Tate & Lyle plc 6,737,586
79,254 TORM plc 2,082,607
242,122 (a),(b) Trustpilot Group plc 774,267
49,614 Urban Logistics REIT plc 75,362
TOTAL UNITED KINGDOM 118,851,833
UNITED STATES - 0.9%
421,747 (a) Carnival plc 8,422,363
825,896 (a),(b) Sinch AB 2,466,356
TOTAL UNITED STATES 10,888,719
TOTAL COMMON STOCKS
(Cost $1,118,156,502) 1,205,508,097
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.8%
123,916 iShares Core MSCI Emerging Markets ETF 6,892,208
37,984 iShares MSCI Canada ETF 1,543,289
218,002 iShares MSCI EAFE Small-Cap ETF 13,834,407
TOTAL INVESTMENT COMPANIES
(Cost $22,211,803) 22,269,904
TOTAL LONG-TERM INVESTMENTS
(Cost $1,140,368,305) 1,227,778,001
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
14,239,664 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (f) 14,239,664
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $14,239,664) 14,239,664
TOTAL INVESTMENTS - 100.8%
(Cost $1,154,607,969) 1,242,017,665
OTHER ASSETS & LIABILITIES, NET - (0.8)% (9,954,342)
NET ASSETS - 100.0% $ 1,232,063,323
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $46,451,820 or 3.7% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,222,459.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments October 31, 2024
International Responsible Equity
65
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUSTRALIA - 7.9%
520,557 Australia & New Zealand Banking Group Ltd $ 10,609,215
28,193 Australian Stock Exchange Ltd 1,200,656
525,963 Brambles Ltd 6,332,602
12,852 Cochlear Ltd 2,379,400
464,106 Coles Group Ltd 5,356,476
211,001 Commonwealth Bank of Australia 19,680,976
252,706 Computershare Ltd 4,368,642
98,414 Dexus Property Group 461,880
537,503 Fortescue Metals Group Ltd 6,731,068
365,346 Goodman Group 8,724,277
1,150,061 Insurance Australia Group Ltd 5,647,321
102,069 (a) Mineral Resources Ltd 2,622,909
1,652,353 (a) Pilbara Minerals Ltd 3,060,466
535,678 QBE Insurance Group Ltd 6,047,870
44,143 Ramsay Health Care Ltd 1,161,031
28,331 (a) REA Group Ltd 4,188,311
93,984 Sonic Healthcare Ltd 1,656,028
69,259 Stockland Trust Group 234,208
520,470 Suncorp-Metway Ltd 6,105,247
2,159,783 Telstra Corp Ltd 5,406,851
814,192 Transurban Group 6,785,431
198,719 Wesfarmers Ltd 8,741,861
61,051 WiseTech Global Ltd 4,687,384
306,183 Woolworths Ltd 6,005,229
TOTAL AUSTRALIA 128,195,339
AUSTRIA - 0.4%
118,577 Erste Bank der Oesterreichischen Sparkassen AG. 6,707,390
TOTAL AUSTRIA 6,707,390
BELGIUM - 0.5%
12,414 Dieteren S.A. 2,687,591
82,717 KBC Groep NV 6,025,202
TOTAL BELGIUM 8,712,793
BURKINA FASO - 0.2%
106,091 Endeavour Mining plc 2,378,990
TOTAL BURKINA FASO 2,378,990
CHILE - 0.3%
227,865 Antofagasta plc 5,089,722
TOTAL CHILE 5,089,722
CHINA - 1.2%
1,827,017 BOC Hong Kong Holdings Ltd 5,964,718
259,617 Prosus NV 10,941,524
1,110,039 Wilmar International Ltd 2,679,373
TOTAL CHINA 19,585,615
DENMARK - 3.7%
22,071 Coloplast A.S. 2,764,406
16,708 (b) Genmab AS 3,741,877
344,987 Novo Nordisk A.S. 38,695,463
54,661 Novozymes A.S. 3,434,993
92,753 Orsted AS 5,459,127
2,382 Pandora A.S. 360,149
258,094 Vestas Wind Systems A.S. 4,918,582
TOTAL DENMARK 59,374,597
FINLAND - 1.5%
32,380 Elisa Oyj (Series A) 1,541,286
11,736 Kesko Oyj (B Shares) 252,068
155,626 Metso Outotec Oyj 1,481,117
242,788 Neste Oil Oyj 3,898,206

International Responsible Equity
66
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FINLAND (continued)
118,997 Sampo Oyj $ 5,276,448
155,231 Stora Enso Oyj (R Shares) 1,732,292
170,814 UPM-Kymmene Oyj 5,026,469
264,192 Wartsila Oyj (B Shares) 5,059,921
TOTAL FINLAND 24,267,807
FRANCE - 7.9%
297,789 AXA S.A. 11,181,168
109,568 Bouygues S.A. 3,521,682
124,386 Bureau Veritas S.A. 3,944,893
313,404 Carrefour S.A. 4,977,146
184,784 Cie Generale des Etablissements Michelin S.C.A 6,244,869
129,856 Danone 9,276,719
176,189 Dassault Systemes SE 6,030,097
42,471 Eiffage S.A. 3,952,930
23,316 Essilor International S.A. 5,468,952
26,378 Eurazeo 2,011,923
29,340 Fonciere Des Regions 1,669,134
26,550 Gecina S.A. 2,837,346
4,993 Hermes International 11,347,844
17,499 Kering 4,370,733
124,319 Klepierre 3,974,677
66,642 Legrand S.A. 7,521,774
32,702 L'Oreal S.A. 12,268,813
62,622 Publicis Groupe S.A. 6,655,675
131,029 Rexel S.A. 3,610,038
264,402 Societe Generale 7,594,012
51,123 Sodexho Alliance S.A. 4,437,601
63,871 Unibail-Rodamco-Westfield 5,222,877
TOTAL FRANCE 128,120,903
GERMANY - 8.7%
33,749 Adidas-Salomon AG. 8,082,588
52,732 Allianz AG. 16,600,308
86,493 Bayerische Motoren Werke AG. 6,818,761
63,564 Continental AG. 3,967,049
139,915 Daimler AG. (Registered) 8,499,927
39,163 Deutsche Boerse AG. 9,096,714
148,100 Evonik Industries AG. 3,264,002
50,913 GEA Group AG. 2,507,762
60,048 Henkel KGaA 4,683,244
66,976 Henkel KGaA (Preference) 5,799,647
33,911 LEG Immobilien SE 3,203,485
36,713 Merck KGaA 6,069,586
21,474 Muenchener Rueckver AG. 10,981,378
122,147 SAP AG. 28,519,478
9,188 Sartorius AG. 2,380,205
97,331 Siemens AG. 18,935,727
48,312 (b),(c) Zalando SE 1,462,534
TOTAL GERMANY 140,872,395
HONG KONG - 1.7%
1,680,715 AIA Group Ltd 13,264,738
205,585 Hong Kong Exchanges and Clearing Ltd 8,231,696
899,002 (a) MTR Corp 3,270,922
1,388,000 Sino Land Co 1,389,052

67
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HONG KONG (continued)
239,757 Swire Pacific Ltd (Class A) $ 2,008,126
TOTAL HONG KONG 28,164,534
IRELAND - 0.4%
62,079 Kerry Group plc (Class A) 6,200,163
TOTAL IRELAND 6,200,163
ISRAEL - 0.4%
617,034 Bank Hapoalim Ltd 6,429,026
TOTAL ISRAEL 6,429,026
ITALY - 1.8%
71,869 Amplifon S.p.A. 2,007,593
269,821 Assicurazioni Generali S.p.A. 7,481,110
126,170 Coca-Cola HBC AG. 4,415,076
2,546,682 Intesa Sanpaolo S.p.A. 10,899,821
85,353 Moncler S.p.A 4,741,998
TOTAL ITALY 29,545,598
JAPAN - 23.0%
141,700 Advantest Corp 8,204,374
109,900 Aeon Co Ltd 2,692,894
160,800 Ajinomoto Co, Inc 6,177,253
234,500 Asahi Kasei Corp 1,617,741
428,800 (a) Astellas Pharma, Inc 5,020,531
159,864 Bridgestone Corp 5,696,768
83,600 Brother Industries Ltd 1,628,296
100,054 Dai Nippon Printing Co Ltd 1,736,574
291,400 Daiichi Sankyo Co Ltd 9,484,550
56,925 Daikin Industries Ltd 6,834,228
204,119 Daiwa House Industry Co Ltd 6,088,594
734,121 (a) Daiwa Securities Group, Inc 4,802,826
22,700 Don Quijote Co Ltd 563,148
326,383 East Japan Railway Co 6,555,508
58,748 Eisai Co Ltd 1,990,389
252,107 Fanuc Ltd 6,688,732
29,564 Fast Retailing Co Ltd 9,452,245
284,000 FUJIFILM Holdings Corp 6,755,882
421,220 Fujitsu Ltd 8,098,309
87,916 Hankyu Hanshin Holdings, Inc 2,390,440
62,453 Hitachi Construction Machinery Co Ltd 1,355,020
844,800 Honda Motor Co Ltd 8,496,246
66,500 (b) Hoya Corp 8,897,299
65,400 Ibiden Co Ltd 2,077,410
338,700 Isuzu Motors Ltd 4,379,996
286,428 KDDI Corp 8,930,650
216,400 Kikkoman Corp 2,538,966
247,483 Komatsu Ltd 6,406,168
419,891 Kubota Corp 5,364,982
136,700 Kyowa Hakko Kogyo Co Ltd 2,253,057
459,084 Mitsubishi Electric Corp 8,076,450
383,063 Mitsubishi Estate Co Ltd 5,664,746
34,306 Mitsui Chemicals, Inc 783,748
695,183 Mitsui Fudosan Co Ltd 5,931,544
329,355 Mitsui Sumitomo Insurance Group Holdings, Inc 7,285,112
457,000 Mizuho Financial Group, Inc 9,492,342
79,101 NEC Corp 6,730,729
185,140 Nintendo Co Ltd 9,779,642
249,694 Nippon Paint Co Ltd 1,911,027
211,500 Nitto Denko Corp 3,479,963
1,071,500 (b) Nomura Holdings, Inc 5,494,549
110,400 Nomura Research Institute Ltd 3,302,440
72,585 Obayashi Corp 889,836
142,100 Ono Pharmaceutical Co Ltd 1,774,855
269,353 Oriental Land Co Ltd 6,509,491
301,307 ORIX Corp 6,348,500

International Responsible Equity
68
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
755,758 Panasonic Corp $ 6,219,915
370,900 (b) Rakuten, Inc 2,213,736
219,178 Recruit Holdings Co Ltd 13,383,562
388,700 Renesas Electronics Corp 5,207,927
253,000 Ricoh Co Ltd 2,740,668
64,600 Secom Co Ltd 2,297,362
108,700 Seiko Epson Corp 1,975,694
18,324 Sekisui Chemical Co Ltd 258,605
42,363 Sekisui House Ltd 1,023,132
74,200 SG Holdings Co Ltd 744,103
278,566 Shin-Etsu Chemical Co Ltd 10,207,756
183,900 Shionogi & Co Ltd 2,626,596
6,075,390 SoftBank Corp 7,648,324
11,700 Softbank Group Corp 697,536
293,878 Sompo Holdings, Inc 6,300,473
841,840 Sony Corp 14,814,291
142,832 Sumitomo Metal Mining Co Ltd 3,949,100
228,200 T&D Holdings, Inc 3,642,585
530,000 TDK Corp 6,230,305
230,200 Terumo Corp 4,384,228
301,569 Tokio Marine Holdings, Inc 10,861,350
66,200 Tokyo Electron Ltd 9,741,525
15,100 Tokyu Corp 186,159
753,940 Toray Industries, Inc 4,099,977
24 Toto Ltd 670
128,518 West Japan Railway Co 2,284,243
485,700 (a) Yamaha Motor Co Ltd 4,245,512
46,386 Yaskawa Electric Corp 1,329,399
81,698 Yokogawa Electric Corp 1,811,391
1,221,400 Z Holdings Corp 3,331,718
TOTAL JAPAN 371,091,892
NETHERLANDS - 4.0%
780,201 Aegon NV 4,924,487
31,905 Akzo Nobel NV 2,035,968
43,437 ASML Holding NV 29,238,793
227,041 Koninklijke Ahold Delhaize NV 7,485,473
437,512 Koninklijke KPN NV 1,709,922
121,882 NN Group NV 5,983,462
22,282 Randstad Holdings NV 1,027,366
228,752 Universal Music Group NV 5,756,812
37,376 Wolters Kluwer NV 6,282,292
TOTAL NETHERLANDS 64,444,575
NEW ZEALAND - 0.6%
769,800 Auckland International Airport Ltd 3,358,799
204,889 Mercury NZ Ltd 806,460
335,409 Meridian Energy Ltd 1,191,162
420,967 Telecom Corp of New Zealand Ltd 730,372
35,478 (b) Xero Ltd 3,446,884
TOTAL NEW ZEALAND 9,533,677
NORWAY - 1.3%
305,425 DNB Bank ASA 6,329,313
115,567 Gjensidige Forsikring ASA 2,085,421
268,925 Mowi ASA 4,636,252
405,064 Orkla ASA 3,742,203
355,806 Telenor ASA 4,369,865
TOTAL NORWAY 21,163,054
SINGAPORE - 1.3%
1,352,919 Capitaland Investment Ltd 2,858,160
1,221,364 (b) Grab Holdings Ltd 4,983,165
841,619 Keppel Corp Ltd 4,051,935

69
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SINGAPORE (continued)
750,005 Oversea-Chinese Banking Corp $ 8,604,884
TOTAL SINGAPORE 20,498,144
SPAIN - 3.1%
106,997 Amadeus IT Holding S.A. 7,756,561
999,972 Banco Bilbao Vizcaya Argentaria S.A. 9,954,394
169,861 (c) Cellnex Telecom S.A. 6,238,273
918,071 Iberdrola S.A. 13,637,515
191,626 (a) Industria de Diseno Textil S.A. 10,925,488
83,332 Redeia Corp S.A. 1,542,947
TOTAL SPAIN 50,055,178
SWEDEN - 3.9%
54,729 Alfa Laval AB 2,422,837
243,956 Assa Abloy AB 7,641,368
501,782 Atlas Copco AB 8,281,114
432,894 Atlas Copco AB 6,294,149
157,870 Boliden AB 4,938,826
67,463 Epiroc AB 1,317,572
42,058 Epiroc AB 724,534
153,212 Essity AB 4,325,492
22,793 (a) Hennes & Mauritz AB (B Shares) 339,782
311,594 Sandvik AB 6,133,289
56,776 SKF AB (B Shares) 1,076,923
30,955 Svenska Cellulosa AB (B Shares) 409,821
594,833 Svenska Handelsbanken AB 6,180,695
61,666 Tele2 AB (B Shares) 646,204
1,027,227 (a) TeliaSonera AB 2,987,514
323,149 Volvo AB (B Shares) 8,417,002
TOTAL SWEDEN 62,137,122
SWITZERLAND - 7.8%
234,574 ABB Ltd 13,035,535
1,305 Barry Callebaut AG. 2,288,822
124,675 Clariant AG. 1,732,681
52,826 DSM-Firmenich AG. 6,264,276
6,059 Dufry Group 240,897
4,565 Geberit AG. 2,859,919
1,796 Givaudan S.A. 8,526,417
18,222 Kuehne & Nagel International AG. 4,548,919
14,059 Lonza Group AG. 8,650,897
228,708 Novartis AG. 24,816,248
30,719 SGS S.A. 3,252,120
64,052 SIG Group AG. 1,382,252
29,496 Sika AG. 8,215,141
8,562 Swiss Life Holding 6,972,033
9,119 Swisscom AG. 5,556,034
467,143 UBS Group AG 14,288,962
22,077 Zurich Insurance Group AG 13,016,704
TOTAL SWITZERLAND 125,647,857
UNITED KINGDOM - 12.5%
206,024 3i Group plc 8,448,575
104,688 Ashtead Group plc 7,831,466
166,549 Associated British Foods plc 4,786,904
960,135 Aviva plc 5,626,681
250,567 Barratt Developments plc 1,443,664
8,828 Berkeley Group Holdings plc 503,769
3,196,981 (a) BT Group plc 5,708,494
90,630 Bunzl plc 3,989,947
78,382 (b) Coca-Cola Europacific Partners plc 5,957,032
312,804 Compass Group plc 10,158,753
31,651 Croda International plc 1,518,735
50,633 DCC plc 3,203,249
2,321,244 HSBC Holdings plc 21,304,424
554,906 Informa plc 5,797,025

International Responsible Equity
70
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
955,767 J Sainsbury plc $ 3,290,510
173,492 Kingfisher plc 656,112
1,995,631 Legal & General Group plc 5,597,514
80,766 London Stock Exchange Group plc 10,946,688
816,622 National Grid plc 10,253,628
347,676 Pearson plc 5,105,388
51,070 Persimmon plc 967,842
147,825 Reckitt Benckiser Group plc 8,967,662
280,558 RELX plc 12,866,303
414,181 Schroders plc 1,835,168
237,334 Segro plc 2,404,758
671,004 Standard Chartered plc 7,781,222
814,139 Taylor Wimpey plc 1,539,278
1,685,704 Tesco plc 7,443,517
313,171 Unilever plc 19,104,076
6,917,449 Vodafone Group plc 6,432,645
104,093 Whitbread plc 4,049,936
537,878 WPP plc 5,653,596
TOTAL UNITED KINGDOM 201,174,561
UNITED STATES - 4.7%
96,588 Alcon, Inc 8,871,875
614,035 GSK plc 11,088,598
71,177 (b) James Hardie Industries plc 2,270,066
296,031 Nestle S.A. 27,972,740
70,980 Schneider Electric S.A. 18,387,273
62,776 Swiss Re AG. 8,015,699
TOTAL UNITED STATES 76,606,251
TOTAL COMMON STOCKS
(Cost $1,345,442,193) 1,595,997,183
TOTAL LONG-TERM INVESTMENTS
(Cost $1,345,442,193) 1,595,997,183
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.6%
25,681,425 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 25,681,425
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $25,681,425) 25,681,425
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.5%
$ 8,200,000 (f) Bank of New York Mellon 4 .860 11/01/24 8,200,000
TOTAL REPURCHASE AGREEMENT 8,200,000
TREASURY DEBT - 0.2%
150,000 United States Treasury Bill 0 .000 11/12/24 149,786
3,000,000 United States Treasury Bill 0 .000 12/17/24 2,982,470
TOTAL TREASURY DEBT 3,132,256
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,332,037) 11,332,256
TOTAL INVESTMENTS - 101.1%
(Cost $1,382,455,655) 1,633,010,864
OTHER ASSETS & LIABILITIES, NET - (1.1)% (17,754,803)
NET ASSETS - 100.0% $ 1,615,256,061

71
See Notes to Financial Statements
Investments in Derivatives
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,183,745.
(b)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $7,700,807 or 0.5% of Total Investments.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $8,205,605 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $8,364,080.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 89 12/20/24  $ 10,816,641 $ 10,458,390 $ (358,251)

Statement of Assets and Liabilities
See Notes to Financial Statements
72
October 31, 2024
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
ASSETS
Long-term investments, at value
*†
$ 6,456,491,697 $ 6,178,102,755 $ 6,855,362,752
Short-term investments, at value
#
29,432,069 31,141,982 59,140,524
Investments purchased with collateral from securities lending, at value (cost approximates value) – 2,069,707 –
Cash 447 806 2,892
Cash denominated in foreign currencies
^
– – –
Receivables:
Dividends 2,909,015 – 4,317,632
Interest 3,280 4,185 5,940
Investments sold 43,026,591 39,142,447 –
Reclaims 217,958 256,134 18,836
Reimbursement from Adviser 828,683 982,630 873,011
Shares sold 1,387,426 200,301 5,336,613
Other 1,552,757 620,389 1,763,980
Total assets 6,535,849,923 6,252,521,336 6,926,822,180
LIABILITIES
Due to affiliates 9,010 8,691 8,510
Cash collateral due to broker – – –
Payables:
Management fees 2,207,949 2,107,939 2,304,056
Collateral from securities lending – 2,069,707 –
Capital gain taxes – – –
Investments purchased - regular settlement – 700,099 –
Shares redeemed 47,427,732 33,089,804 31,413,805
Service agreement fees 128,328 94,069 222,079
Variation margin on futures contracts – – –
Accrued expenses:
Custodian fees 16,349 23,237 21,566
Professional fees 275 324 209
Shareholder reporting expenses 14,459 26,865 10,367
Shareholder servicing agent fees 116,030 117,714 17,065
Trustees fees 1,216,257 650,112 1,188,963
12b-1 distribution and service fees 403,023 313,893 43,047
Other 19,701 12,230 25,211
Total liabilities 51,559,113 39,214,684 35,254,878
Net assets $ 6,484,290,810 $ 6,213,306,652 $ 6,891,567,302
NET ASSETS CONSIST OF:
Paid-in capital $ 3,154,640,400 $ 2,237,493,442 $ 4,264,493,728
Total distributable earnings (loss) 3,329,650,410 3,975,813,210 2,627,073,574
Net assets $ 6,484,290,810 $ 6,213,306,652 $ 6,891,567,302
*
Includes securities loaned of $ – $ 9,318,317 $ –
†
Long-term investments, cost $ 3,667,713,061 $ 2,559,592,825 $ 4,450,503,372
#
Short-term investments, cost 29,431,826 31,142,000 59,140,177
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements
73
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
2.9
Social Choice Low
Carbon Equity
3.01
Emerging Markets
Equity
$ 931,395,351 $ 1,828,258,728 $ 3,403,502,201 $ 1,373,328,947 $ 6,189,766,701 $ 1,146,363,694 $ 1,656,538,799
10,009,750 15,673,949 37,637,325 7,181,103 39,213,250 6,175,229 19,309,417
1,652,603 – 51,460,346 11,352,127 – 931,765 16,919,187
1,063 76,115 354 601 551 936 352
– – – – – – 6,286,900
34,039 860,961 951,313 108,460 4,548,471 801,732 1,688,419
– – – – 2,336 – 1,377
891,601 2,958,872 9,789,083 4,997,901 6,189,239 2,033,159 8,672,160
– – – – – – 158
12,530 14,544 171,389 226,967 1,579 66,961 1,195,376
94,895 1,617,942 1,458,592 1,392,424 962,579 112,358 31,770,654
500,533 1,066,505 704,175 52,311 732,281 25,272 180,133
944,592,365 1,850,527,616 3,505,674,778 1,398,640,841 6,241,416,987 1,156,511,106 1,742,562,932
5,266 6,085 7,780 5,587 11,002 5,458 4,930
– – 97,416 – – – –
375,399 686,237 1,149,604 503,937 810,865 249,189 1,244,837
1,652,603 – 51,460,346 11,352,127 – 931,765 16,919,187
– – – – – – 14,577,400
– – 9,783,310 – – – 461,706
656,749 436,297 6,707,133 9,585,271 4,238,458 1,178,252 690,107
53,907 97,074 115,382 160,534 188,498 127,361 11,883
– – 483,750 – 726,943 101,016 –
8,337 5,854 14,450 8,157 19,385 8,841 125,997
133 146 157 134 248 117 188
5,544 6,867 – 1,771 30,609 6,413 4,108
21,901 23,244 15,900 7,580 33,620 4,821 2,163
475,025 1,056,604 679,860 41,704 764,133 26,631 178,846
37,596 48,246 38,586 5,333 154,398 17,069 2,482
1,191 20,616 6,685 3,614 249,509 54,706 8,232
3,293,651 2,387,270 70,560,359 21,675,749 7,227,668 2,711,639 34,232,066
$ 941,298,714 $ 1,848,140,346 $ 3,435,114,419 $ 1,376,965,092 $ 6,234,189,319 $ 1,153,799,467 $ 1,708,330,866
$ 881,431,808 $ 1,358,005,790 $ 2,446,120,951 $ 930,375,283 $ 2,852,988,337 $ 735,343,046 $ 1,926,768,022
59,866,906 490,134,556 988,993,468 446,589,809 3,381,200,982 418,456,421 (218,437,156)
$ 941,298,714 $ 1,848,140,346 $ 3,435,114,419 $ 1,376,965,092 $ 6,234,189,319 $ 1,153,799,467 $ 1,708,330,866
$ 2,770,856 $ – $ 84,572,497 $ 22,266,435 $ – $ 2,380,337 $ 26,251,741
$ 730,665,290 $ 1,449,064,371 $ 2,774,678,376 $ 1,086,621,750 $ 3,479,925,678 $ 772,977,415 $ 1,483,879,006
10,011,000 15,674,166 37,641,409 7,182,000 39,213,599 6,176,000 19,309,085
$ – $ – $ – $ – $ – $ – $ 6,286,900

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
74
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2024
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
CLASS A:
Net assets $ 1,857,078,989 $ 1,459,046,821 $ 168,272,371
Shares outstanding 67,285,536 51,783,328 7,737,439
Net asset value ("NAV") per share $ 27 .60 $ 28 .18 $ 21 .75
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 29 .28 $ 29 .90 $ 23 .08
CLASS I:
Net assets $ 3,953,049 $ 5,753,126 $ 580,202
Shares outstanding 243,109 202,895 25,050
NAV and offering price per share $ 16 .26 $ 28 .36 $ 23 .16
PREMIER CLASS:
Net assets $ 8,291,037 $ 3,800,867 $ 52,956,444
Shares outstanding 508,806 134,019 2,288,194
NAV and offering price per share $ 16 .30 $ 28 .36 $ 23 .14
CLASS R6:
Net assets $ 1,789,765,739 $
1,767,612,885
$ 3,282,718,981
Shares outstanding 110,196,424 62,251,098 141,512,874
NAV and offering price per share $ 16 .24 $ 28 .39 $ 23 .20
RETIREMENT CLASS:
Net assets $ 592,397,937 $ 421,846,475 $ 1,057,621,764
Shares outstanding 35,191,160 15,050,654 45,863,732
NAV and offering price per share $ 16 .83 $ 28 .03 $ 23 .06
CLASS W:
Net assets $ 2,232,804,059 $ 2,555,246,478 $ 2,329,417,540
Shares outstanding 137,597,158 89,764,162 100,172,179
NAV and offering price per share $ 16 .23 $ 28 .47 $ 23 .25
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
75
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
2.9
Social Choice Low
Carbon Equity
3.01
Emerging Markets
Equity
$ 166,433,158 $ 205,876,455 $ 152,120,047 $ 24,665,191 $ 690,713,613 $ 76,512,946 $ 6,823,465
8,624,022 11,390,873 8,082,327 1,553,144 26,868,687 3,284,405 811,936
$ 19 .30 $ 18 .07 $ 18 .82 $ 15 .88 $ 25 .71 $ 23 .30 $ 8 .40
5.75% 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
$ 20 .48 $ 19 .17 $ 19 .97 $ 16 .85 $ 27 .28 $ 24 .72 $ 8 .91
$ 156,214 $ 265,924 $ 1,084,444 $ 80,373,812 $ 30,884,068 $ 2,579,344 $ 117,143
7,671 13,998 54,198 5,007,159 1,027,612 110,206 13,867
$ 20 .36 $ 19 .00 $ 20 .01 $ 16 .05 $ 30 .05 $ 23 .40 $ 8 .45
$ 12,217,193 $ 30,400,563 $ 45,579,707 $ 161,481 $ 36,647,932 $ 5,571,390 $ 5,900,628
603,621 1,601,098 2,296,563 10,000 1,222,879 237,447 697,920
$ 20 .24 $ 18 .99 $ 19 .85 $ 16 .15 $ 29 .97 $ 23 .46 $ 8 .45
$ 511,937,408 $ 1,148,420,966 $ 2,216,414,909 $ 116,480,978 $ 4,682,561,941 $ 498,748,049 $ 187,899,012
24,976,049 60,331,610 110,706,025 7,263,706 155,528,553 21,275,238 22,244,144
$ 20 .50 $ 19 .04 $ 20 .02 $ 16 .04 $ 30 .11 $ 23 .44 $ 8 .45
$ 250,554,741 $ 463,176,438 $ 539,426,930 $ 572,534,494 $ 793,381,765 $ 570,387,738 $ 53,245,170
12,925,892 24,602,889 28,128,598 36,019,724 25,862,050 24,502,874 6,344,339
$ 19 .38 $ 18 .83 $ 19 .18 $ 15 .90 $ 30 .68 $ 23 .28 $ 8 .39
$ – $ – $ 480,488,382 $ 582,749,136 $ – $ – $ 1,454,345,448
– – 23,971,299 36,181,404 – – 170,719,949
$ – $ – $ 20 .04 $ 16 .11 $ – $ – $ 8 .52
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
76
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2024
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
ASSETS
Long-term investments, at value
*†
$ 6,486,961,811 $ 2,329,534,071 $ 1,227,778,001
Short-term investments, at value
#
29,634,349 20,469,128 –
Investments purchased with collateral from securities lending, at value (cost approximates value) 126,163,541 47,006,241 14,239,664
Cash denominated in foreign currencies
^
– – 1,015,729
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 15,027,852 1,913,375 3,594,373
Interest 1,863 1,391 –
Investments sold – 11,856,053 10,653,658
Reclaims 17,261,062 4,080,941 1,304,900
Reimbursement from Adviser 1,383,481 1,040,207 716,501
Shares sold 43,303,210 29,594,094 16,396,578
Other 1,527,504 177,341 72,533
Total assets 6,721,264,673 2,445,672,842 1,275,771,937
LIABILITIES
Due to affiliates 8,217 4,923 4,795
Cash overdraft 54,538 335 2,748,740
Payables:
Management fees 2,495,867 1,195,542 682,164
Collateral from securities lending 126,163,541 47,006,241 14,239,664
Capital gain taxes – 40,100 2,108,439
Investments purchased - regular settlement – – 23,646,379
Shares redeemed 562,775 109,113 19,182
Service agreement fees 71,118 32,983 1,653
Variation margin on futures contracts – – –
Accrued expenses:
Custodian fees 111,748 61,497 175,761
Professional fees 305 180 160
Shareholder reporting expenses 42,159 8,008 2,847
Shareholder servicing agent fees 48,244 2,043 663
Trustees fees 1,520,217 153,622 48,095
12b-1 distribution and service fees 58,416 7,934 211
Other 50,022 4,561 29,861
Total liabilities 131,187,167 48,627,082 43,708,614
Net assets $ 6,590,077,506 $ 2,397,045,760 $ 1,232,063,323
NET ASSETS CONSIST OF:
Paid-in capital $ 5,032,203,505 $ 2,458,800,738 $ 1,194,993,092
Total distributable earnings (loss) 1,557,874,001 (61,754,978) 37,070,231
Net assets $ 6,590,077,506 $ 2,397,045,760 $ 1,232,063,323
*
Includes securities loaned of $ 121,411,654 $ 66,296,059 $ 26,222,459
†
Long-term investments, cost $ 4,637,783,682 $ 1,698,831,300 $ 1,140,368,305
#
Short-term investments, cost 29,633,865 20,468,848 –
^
Cash denominated in foreign currencies, cost $ – $ – $ 1,015,876

See Notes to Financial Statements
77
3.4
International Responsible
Equity
$ 1,595,997,183
11,332,256
25,681,425
142,696
332,358
4,170,043
1,107
342
3,443,824
–
952,109
35,991
1,642,089,334
5,956
898
416,699
25,681,425
–
–
358,343
165,082
57,850
37,521
160
8,848
2,768
30,239
7,881
59,603
26,833,273
$ 1,615,256,061
$ 1,334,964,528
280,291,533
$ 1,615,256,061
$ 40,183,745
$ 1,345,442,193
11,332,037
$ 142,575

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
78
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2024
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
CLASS A:
Net assets $ 238,885,702 $ 34,201,891 $ 924,931
Shares outstanding 28,895,484 2,253,866 83,882
Net asset value ("NAV") per share $ 8 .27 $ 15 .17 $ 11 .03
Maximum sales charge 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus maximum sales charge) $ 8 .77 $ 16 .10 $ 11 .70
CLASS I:
Net assets $ 3,203,269 $ 27,710,838 $ 114,732
Shares outstanding 224,788 1,823,187 10,416
NAV and offering price per share $ 14 .25 $ 15 .20 $ 11 .02
PREMIER CLASS:
Net assets $ 51,024,232 $ 2,677,746 $ 81,896
Shares outstanding 3,671,518 175,649 7,327
NAV and offering price per share $ 13 .90 $ 15 .24 $ 11 .18
CLASS R6:
Net assets $ 2,551,538,427 $ 146,121,539 $ 74,539,351
Shares outstanding 183,274,318 9,595,591 6,759,609
NAV and offering price per share $ 13 .92 $ 15 .23 $ 11 .03
RETIREMENT CLASS:
Net assets $ 323,597,209 $ 77,438,024 $ 7,454,370
Shares outstanding 22,290,585 5,112,011 677,603
NAV and offering price per share $ 14 .52 $ 15 .15 $ 11 .00
CLASS W:
Net assets $ 3,421,828,667 $ 2,108,895,722 $ 1,148,948,043
Shares outstanding 244,180,986 137,616,818 103,445,025
NAV and offering price per share $ 14 .01 $ 15 .32 $ 11 .11
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
79
3.4
International Responsible
Equity
$ 35,545,986
2,603,793
$ 13 .65
5.75%
$ 14 .48
$ 14,299,899
1,044,140
$ 13 .70
$ 741,855
54,026
$ 13 .73
$ 854,574,734
62,287,999
$ 13 .72
$ 710,093,587
52,053,696
$ 13 .64
$ –
–
$ –
Unlimited
$ 0 .0001

Statement of Operations
See Notes to Financial Statements
80
Year Ended October 31, 2024
2.1
Core Equity
2.2
Large Cap Growth
2.3
Large Cap Value
INVESTMENT INCOME
Affiliated income $ 558,815 $ 929,304 $ 728,300
Dividends 84,431,777 37,227,441 117,140,050
Interest 1,302,846 1,228,002 2,786,604
Securities lending income, net – 21,587 2,019
Tax withheld – (344,211) (431,194)
Total investment income 86,293,438 39,062,123 120,225,779
EXPENSES
Management fees 24,367,699 24,075,401 23,228,678
12b-1 distribution and service fees — Class A 4,278,461 3,419,595 395,110
12b-1 distribution and service fees — Premier Class 11,993 11,633 76,438
Shareholder servicing agent fees — Class A 490,362 471,985 69,761
Shareholder servicing agent fees — Class I 4,165 4,873 556
Shareholder servicing agent fees — Premier Class 154 122 131
Shareholder servicing agent fees — Class R6 3,740 5,493 4,805
Shareholder servicing agent fees — Retirement Class 1,299,426 1,040,844 1,922,384
Shareholder servicing agent fees — Class W 3,599 4,327 3,670
Administrative service fees 111,715 112,595 108,173
Trustees fees 124,615 123,365 112,010
Custodian expenses 47,218 67,997 91,224
Overdraft expense 38,551 35,724 569
Professional fees 53,568 50,032 50,108
Registration fees 82,235 84,123 87,609
Shareholder reporting expenses 119,527 153,264 130,587
Other 90,974 87,770 96,080
Total expenses 31,128,002 29,749,143 26,377,893
Expenses reimbursed by the investment adviser (9,057,410) (10,669,683) (9,124,029)
Fee waiver by investment adviser and Nuveen Securities (147,284) – –
Net expenses 21,923,308 19,079,460 17,253,864
Net investment income (loss) 64,370,130 19,982,663 102,971,915
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
600,726,101 444,620,116 167,784,134
Futures contracts – – –
Foreign currency transactions 16,392 186,913 3,238
Net realized gain (loss) 600,742,493 444,807,029 167,787,372
Change in unrealized appreciation (depreciation) on:
Investments
‡
1,432,644,876 1,539,334,017 1,224,575,358
Affiliated investments – – –
Futures contracts – – –
Foreign currency translations 23,917 14,950 514
Net change in unrealized appreciation (depreciation) 1,432,668,793 1,539,348,967 1,224,575,872
Net realized and unrealized gain (loss) 2,033,411,286 1,984,155,996 1,392,363,244
Net increase (decrease) in net assets from operations $ 2,097,781,416 $ 2,004,138,659 $ 1,495,335,159
*   Net of foreign capital gains tax $ – $ – $ –
‡
Net of change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements
81
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap
Equity
2.7
Quant Small/Mid
Cap Equity
2.8
Large Cap
Responsible Equity
2.9
Social Choice Low
Carbon Equity
3.01
Emerging Markets
Equity
$ 149,197 $ 229,008 $ – $ – $ – $ – $ 300,035
6,214,565 34,666,535 36,834,325 16,994,249 88,689,889 16,281,625 42,496,735
251,513 523,214 3,006,196 194,187 1,744,618 584,893 2,326,962
306,984 20,304 202,807 78,258 740,964 45,333 75,366
(220,511) (72,385) (136,480) (27,384) (86,377) – (3,669,360)
6,701,748 35,366,676 39,906,848 17,239,310 91,089,094 16,911,851 41,529,738
4,637,660 7,641,444 12,340,055 5,497,265 9,298,895 2,955,470 14,235,980
440,802 492,332 358,102 58,560 1,648,643 173,614 17,946
23,472 51,658 66,588 221 61,452 8,179 8,137
88,429 95,797 64,177 13,779 141,716 20,924 7,597
178 395 654 70,149 34,938 4,999 100
114 124 134 41 1,261 75 60
2,349 2,502 4,611 13,878 15,147 1,516 713
671,909 1,063,101 1,163,211 1,147,197 2,022,744 1,535,478 152,819
– – 975 1,113 – – 2,587
59,723 64,701 84,281 72,002 96,470 61,107 77,864
20,114 33,993 60,208 24,779 122,226 23,325 33,005
28,107 18,631 38,527 22,795 58,701 26,344 698,225
23,431 2,945 141 12,595 6,620 22 12,650
40,688 42,640 37,558 39,725 45,664 35,881 53,498
76,718 77,372 79,264 82,680 117,821 80,982 76,222
41,231 61,197 75,263 46,427 190,100 48,100 45,023
40,383 44,146 57,393 43,476 383,089 109,477 66,299
6,195,308 9,692,978 14,431,142 7,146,682 14,245,487 5,085,493 15,488,725
– – (2,099,604) (2,819,991) – (458,296) (12,730,310)
– (42,055) – – (320,575) – –
6,195,308 9,650,923 12,331,538 4,326,691 13,924,912 4,627,197 2,758,415
506,440 25,715,753 27,575,310 12,912,619 77,164,182 12,284,654 38,771,323
10,298,057 174,294,194 354,536,379 170,467,626 718,944,327 53,444,326 36,579,764
– – 7,122,050 – 10,194,171 3,948,039 –
5,399 5,249 159,491 908 13,673 24,424 (1,164,500)
10,303,456 174,299,443 361,817,920 170,468,534 729,152,171 57,416,789 35,415,264
196,732,990 296,437,397 535,395,588 205,667,292 1,018,878,588 288,284,681 246,661,665
– – – – – – (5,390,926)
– – 1,346,155 – (624,928) 61,313 –
(833) 206 – – – – (23,735)
196,732,157 296,437,603 536,741,743 205,667,292 1,018,253,660 288,345,994 241,247,004
207,035,613 470,737,046 898,559,663 376,135,826 1,747,405,831 345,762,783 276,662,268
$ 207,542,053 $ 496,452,799 $ 926,134,973 $ 389,048,445 $ 1,824,570,013 $ 358,047,437 $ 315,433,591
$ – $ – $ – $ – $ – $ – $ 2,425,214
$ – $ – $ – $ – $ – $ – $ (11,969,788)

Statement of Operations
(continued)
See Notes to Financial Statements
82
(continued)
(continued)
Statement of Operations
(continued)
Year Ended October 31, 2024
3.1
International Equity
3.2
International Opportunities
3.3
Quant International Small
Cap Equity
INVESTMENT INCOME
Affiliated income
$
678,880 $ 378,849 $ –
Dividends 203,335,897 46,418,214 40,077,016
Interest 1,038,762 1,622,489 24,259
Securities lending income, net 153,726 365,667 287,167
Tax withheld (10,823,975) (5,243,110) (3,881,443)
Total investment income 194,383,290 43,542,109 36,506,999
EXPENSES
Management fees 30,136,404 14,104,393 7,959,404
12b-1 distribution and service fees — Class A 604,775 93,278 2,457
12b-1 distribution and service fees — Premier Class 82,746 4,180 119
Shareholder servicing agent fees — Class A 185,714 17,840 1,684
Shareholder servicing agent fees — Class I 3,189 29,268 65
Shareholder servicing agent fees — Premier Class 134 92 43
Shareholder servicing agent fees — Class R6 4,939 635 296
Shareholder servicing agent fees — Retirement Class 828,530 214,052 19,667
Shareholder servicing agent fees — Class W 5,394 3,582 2,196
Administrative service fees 121,438 85,495 73,767
Trustees fees 134,986 47,657 24,193
Custodian expenses 336,012 179,754 570,328
Overdraft expense 53,007 42,385 66,848
Professional fees 57,579 48,012 50,893
Registration fees 83,283 74,641 73,844
Shareholder reporting expenses 240,374 62,424 34,148
Other 119,825 80,998 130,520
Total expenses 32,998,329 15,088,686 9,010,472
Expenses reimbursed by the investment adviser (16,166,587) (12,830,543) (8,308,795)
Net expenses 16,831,742 2,258,143 701,677
Net investment income (loss) 177,551,548 41,283,966 35,805,322
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
38,173,836 39,168,424 108,697,068
Futures contracts – – –
Foreign currency transactions (420,215) 29,598 (746,425)
Net realized gain (loss) 37,753,621 39,198,022 107,950,643
Change in unrealized appreciation (depreciation) on:
Investments
‡
1,009,998,189 368,162,337 129,909,660
Futures contracts – – –
Foreign currency translations 189,866 32,946 (81,017)
Net change in unrealized appreciation (depreciation) 1,010,188,055 368,195,283 129,828,643
Net realized and unrealized gain (loss) 1,047,941,676 407,393,305 237,779,286
Net increase (decrease) in net assets from operations $ 1,225,493,224 $ 448,677,271 $ 273,584,608
*   Net of foreign capital gains tax $ 69,988 $ (5,957) $ 6,117,150
‡
Net of change in unrealized foreign capital gains taxes $ – $ (39,268) $ 72,498

See Notes to Financial Statements
83
3.4
International Responsible
Equity
$ –
51,559,694
733,052
187,914
(4,082,415)
48,398,245
4,760,772
84,180
1,097
7,988
15,555
68
4,344
1,796,477
–
63,809
31,227
111,572
32,330
48,574
83,827
75,759
224,069
7,341,648
–
7,341,648
41,056,597
24,035,158
3,150,678
27,694
27,213,530
235,670,639
(135,342)
(18,304)
235,516,993
262,730,523
$ 303,787,120
$ –
$ –

Statement of Changes in Net Assets
See Notes to Financial Statements
84
2.1
Core Equity
2.2
Large Cap Growth
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 64,370,130 $ 62,241,751 $ 19,982,663 $ 24,669,757
Net realized gain (loss) 600,742,493 1,125,593,787 444,807,029 17,637,893
Net change in unrealized appreciation (depreciation) 1,432,668,793 (427,787,463) 1,539,348,967 980,591,499
Net increase (decrease) in net assets from operations 2,097,781,416 760,048,075 2,004,138,659 1,022,899,149
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (193,383,039) (69,931,420) – (1,525,896)
Class I (828,891) (259,463) (6,245) (11,731)
Premier Class (1,294,600) (708,624) (1,605) (27,184)
Class R6 (308,267,697) (115,711,297) (3,464,317) (4,801,785)
Retirement Class (88,664,618) (32,528,001) (60,378) (301,835)
Class W (444,236,620) (173,721,425) (15,194,214) (17,679,144)
Total distributions (1,036,675,465) (392,860,230) (18,726,759) (24,347,575)
FUND SHARE TRANSACTIONS
Subscriptions 359,394,814 313,453,630 493,730,355 488,159,221
Reinvestments of distributions 986,852,215 348,420,136 18,633,165 24,106,167
Redemptions (1,101,286,826) (968,718,037) (1,403,617,968) (1,088,674,995)
Net increase (decrease) from Fund share transactions 244,960,203 (306,844,271) (891,254,448) (576,409,607)
Net increase (decrease) in net assets 1,306,066,154 60,343,574 1,094,157,452 422,141,967
Net assets at the beginning of period 5,178,224,656 5,117,881,082 5,119,149,200 4,697,007,233
Net assets at the end of period $ 6,484,290,810 $ 5,178,224,656 $ 6,213,306,652 $ 5,119,149,200

See Notes to Financial Statements
85
2.3
Large Cap Value
2.4
Mid Cap Growth
2.5
Mid Cap Value
2.6
Quant Small Cap Equity
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
$ 102,971,915 $ 91,633,160 $ 506,440 $ 917,248 $ 25,715,753 $ 26,912,215 $ 27,575,310 $ 29,010,440
167,787,372 344,337,147 10,303,456 (52,312,414) 174,299,443 (74,073,832) 361,817,920 31,431,780
1,224,575,872 (254,993,253) 196,732,157 66,903,491 296,437,603 (29,602,108) 536,741,743 (187,426,272)
1,495,335,159 180,977,054 207,542,053 15,508,325 496,452,799 (76,763,725) 926,134,973 (126,984,052)
– – – – – – – –
(12,355,241) (8,657,858) – (625,909) (2,755,294) (26,915,843) (2,671,939) (7,625,678)
(51,877) (29,112) (201) (1,544) (6,682) (61,798) (18,516) (58,474)
(3,235,367) (3,922,892) – (114,180) (496,870) (7,189,571) (759,812) (3,508,417)
(170,542,963) (105,967,541) (1,033,192) (3,369,527) (17,175,894) (143,108,775) (36,802,600) (90,772,292)
(43,412,797) (27,086,910) – (915,705) (5,890,324) (60,994,791) (7,831,860) (21,284,570)
(182,818,866) (138,905,275) – – – – (13,251,363) (35,742,229)
(412,417,111) (284,569,588) (1,033,393) (5,026,865) (26,325,064) (238,270,778) (61,336,090) (158,991,660)
1,606,170,380 509,118,002 28,470,764 27,835,391 83,893,219 64,467,104 451,471,038 293,055,637
410,535,105 281,678,333 1,033,201 5,007,340 26,210,250 237,163,754 61,220,061 158,663,474
(720,692,454) (1,096,613,944) (195,165,995) (225,358,384) (246,429,831) (280,952,980) (355,714,803) (485,358,152)
1,296,013,031 (305,817,609) (165,662,030) (192,515,653) (136,326,362) 20,677,878 156,976,296 (33,639,041)
2,378,931,079 (409,410,143) 40,846,630 (182,034,193) 333,801,373 (294,356,625) 1,021,775,179 (319,614,753)
4,512,636,223 4,922,046,366 900,452,084 1,082,486,277 1,514,338,973 1,808,695,598 2,413,339,240 2,732,953,993
$ 6,891,567,302 $ 4,512,636,223 $ 941,298,714 $ 900,452,084 $ 1,848,140,346 $ 1,514,338,973 $ 3,435,114,419 $ 2,413,339,240

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
86
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
2.7
Quant Small/Mid Cap Equity
2.8
Large Cap Responsible Equity
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 12,912,619 $ 13,154,416 $ 77,164,182 $ 91,825,076
Net realized gain (loss) 170,468,534 18,629,974 729,152,171 245,639,371
Net change in unrealized appreciation (depreciation) 205,667,292 (35,661,137) 1,018,253,660 39,179,374
Net increase (decrease) in net assets from operations 389,048,445 (3,876,747) 1,824,570,013 376,643,821
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (498,255) (1,234,085) (37,955,578) (29,561,934)
Class I (952,120) (1,172,125) (2,616,609) (2,037,412)
Premier Class (3,265) (8,980) (2,231,223) (3,186,415)
Class R6 (2,252,864) (4,768,950) (247,051,985) (207,971,144)
Retirement Class (8,753,062) (19,327,406) (40,974,140) (34,961,840)
Class W (18,751,724) (60,331,732) – –
Total distributions (31,211,290) (86,843,278) (330,829,535) (277,718,745)
FUND SHARE TRANSACTIONS
Subscriptions 250,000,407 185,561,492 334,817,993 480,249,670
Reinvestments of distributions 30,389,759 86,759,916 312,665,542 265,916,495
Redemptions (266,799,812) (410,510,041) (1,338,201,230) (1,477,620,233)
Net increase (decrease) from Fund share transactions 13,590,354 (138,188,633) (690,717,695) (731,454,068)
Net increase (decrease) in net assets 371,427,509 (228,908,658) 803,022,783 (632,528,992)
Net assets at the beginning of period 1,005,537,583 1,234,446,241 5,431,166,536 6,063,695,528
Net assets at the end of period $ 1,376,965,092 $ 1,005,537,583 $ 6,234,189,319 $ 5,431,166,536

See Notes to Financial Statements
87
2.9
Social Choice Low Carbon Equity
3.01
Emerging Markets Equity
3.1
International Equity
3.2
International Opportunities
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
$ 12,284,654 $ 14,122,775 $ 38,771,323 $ 29,145,925 $ 177,551,548 $ 191,780,313 $ 41,283,966 $ 43,039,020
57,416,789 2,901,206 35,415,264 (163,683,098) 37,753,621 (212,857,199) 39,198,022 (30,274,378)
288,345,994 55,030,431 241,247,004 362,923,972 1,010,188,055 961,774,814 368,195,283 92,308,655
358,047,437 72,054,412 315,433,591 228,386,799 1,225,493,224 940,697,928 448,677,271 105,073,297
– – – – – – – –
(966,051) (850,635) (208,705) – (9,445,093) (7,130,146) (347,356) (2,670)
(81,823) (137,185) (3,551) (51) (55,344) (49,632) (390,900) (15,479)
(86,614) (105,528) (153,946) (1,417) (1,278,590) (1,314,382) (29,056) (997)
(8,565,034) (8,421,282) (6,946,603) (110,455) (69,281,091) (53,022,200) (1,741,005) (59,935)
(9,748,234) (8,580,397) (2,025,782) (10,002) (7,334,328) (6,179,370) (886,690) (41,756)
– – (55,912,001) (11,306,655) (106,658,498) (84,267,011) (37,680,868) (3,104,263)
(19,447,756) (18,095,027) (65,250,588) (11,428,580) (194,052,944) (151,962,741) (41,075,875) (3,225,100)
54,473,868 140,285,561 303,552,624 314,530,104 554,086,833 493,936,595 232,005,333 344,566,383
18,169,874 16,435,097 65,243,522 11,428,560 190,322,229 149,042,694 40,957,849 3,221,382
(366,416,906) (173,462,772) (448,109,967) (577,304,281) (1,327,920,252) (1,547,746,723) (473,158,709) (645,532,412)
(293,773,164) (16,742,114) (79,313,821) (251,345,617) (583,511,190) (904,767,434) (200,195,527) (297,744,647)
44,826,517 37,217,271 170,869,182 (34,387,398) 447,929,090 (116,032,247) 207,405,869 (195,896,450)
1,108,972,950 1,071,755,679 1,537,461,684 1,571,849,082 6,142,148,416 6,258,180,663 2,189,639,891 2,385,536,341
$ 1,153,799,467 $ 1,108,972,950 $ 1,708,330,866 $ 1,537,461,684 $ 6,590,077,506 $ 6,142,148,416 $ 2,397,045,760 $ 2,189,639,891

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
88
(continued)
Statement of Changes in Net Assets
(continued)
3.3
Quant International Small Cap Equity
3.4
International Responsible Equity
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 35,805,322 $ 38,835,254 $ 41,056,597 $ 40,434,886
Net realized gain (loss) 107,950,643 (44,670,403) 27,213,530 (11,435,053)
Net change in unrealized appreciation (depreciation) 129,828,643 129,573,092 235,516,993 158,614,801
Net increase (decrease) in net assets from operations 273,584,608 123,737,943 303,787,120 187,614,634
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (24,393) (26,222) (915,113) (466,477)
Class I (2,565) (2,284) (415,430) (209,129)
Premier Class (2,151) (2,167) (19,729) (14,490)
Class R6 (2,093,206) (2,265,188) (25,645,294) (16,758,430)
Retirement Class (213,678) (285,949) (20,918,259) (10,818,157)
Class W (41,164,803) (44,458,628) – –
Total distributions (43,500,796) (47,040,438) (47,913,825) (28,266,683)
FUND SHARE TRANSACTIONS
Subscriptions 91,334,927 90,698,605 178,024,759 324,914,382
Reinvestments of distributions 43,495,620 47,035,184 42,146,966 22,673,194
Redemptions (204,177,766) (338,276,137) (247,017,083) (266,531,505)
Net increase (decrease) from Fund share transactions (69,347,219) (200,542,348) (26,845,358) 81,056,071
Net increase (decrease) in net assets 160,736,593 (123,844,843) 229,027,937 240,404,022
Net assets at the beginning of period 1,071,326,730 1,195,171,573 1,386,228,124 1,145,824,102
Net assets at the end of period $ 1,232,063,323 $ 1,071,326,730 $ 1,615,256,061 $ 1,386,228,124

Financial Highlights
See Notes to Financial Statements
90
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.1
Core Equity
Class A:
10/31/24 $ 22 .30 $ 0 .18 $ 8 .22 $ 8 .40 $ ( 0 .12 ) $ ( 2 .98 ) $ ( 3 .10 ) $ 27 .60
10/31/23 20 .52 0 .18 2 .71 2 .89 ( 0 .14 ) ( 0 .97 ) ( 1 .11 ) 22 .30
10/31/22 28 .59 0 .20 ( 4 .90 ) ( 4 .70 ) ( 0 .12 ) ( 3 .25 ) ( 3 .37 ) 20 .52
10/31/21 21 .14 0 .12 8 .46 8 .58 ( 0 .09 ) ( 1 .04 ) ( 1 .13 ) 28 .59
10/31/20 20 .02 0 .17 1 .86 2 .03 ( 0 .15 ) ( 0 .76 ) ( 0 .91 ) 21 .14
Class I:
10/31/24 14 .32 0 .14 4 .96 5 .10 ( 0 .18 ) ( 2 .98 ) ( 3 .16 ) 16 .26
10/31/23 13 .60 0 .14 1 .74 1 .88 ( 0 .19 ) ( 0 .97 ) ( 1 .16 ) 14 .32
10/31/22 20 .09 0 .15 ( 3 .23 ) ( 3 .08 ) ( 0 .16 ) ( 3 .25 ) ( 3 .41 ) 13 .60
10/31/21 15 .17 0 .12 5 .99 6 .11 ( 0 .15 ) ( 1 .04 ) ( 1 .19 ) 20 .09
10/31/20 14 .64 0 .15 1 .33 1 .48 ( 0 .19 ) ( 0 .76 ) ( 0 .95 ) 15 .17
Premier Class:
10/31/24 14 .35 0 .12 4 .98 5 .10 ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 16 .30
10/31/23 13 .62 0 .14 1 .74 1 .88 ( 0 .18 ) ( 0 .97 ) ( 1 .15 ) 14 .35
10/31/22 20 .11 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .15 ) ( 3 .25 ) ( 3 .40 ) 13 .62
10/31/21 15 .19 0 .11 5 .99 6 .10 ( 0 .14 ) ( 1 .04 ) ( 1 .18 ) 20 .11
10/31/20 14 .65 0 .15 1 .33 1 .48 ( 0 .18 ) ( 0 .76 ) ( 0 .94 ) 15 .19
Class R6:
10/31/24 14 .31 0 .15 4 .95 5 .10 ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 16 .24
10/31/23 13 .58 0 .15 1 .75 1 .90 ( 0 .20 ) ( 0 .97 ) ( 1 .17 ) 14 .31
10/31/22 20 .07 0 .17 ( 3 .24 ) ( 3 .07 ) ( 0 .17 ) ( 3 .25 ) ( 3 .42 ) 13 .58
10/31/21 15 .16 0 .14 5 .97 6 .11 ( 0 .16 ) ( 1 .04 ) ( 1 .20 ) 20 .07
10/31/20 14 .63 0 .17 1 .33 1 .50 ( 0 .21 ) ( 0 .76 ) ( 0 .97 ) 15 .16
Retirement Class:
10/31/24 14 .73 0 .11 5 .12 5 .23 ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 16 .83
10/31/23 13 .95 0 .12 1 .80 1 .92 ( 0 .17 ) ( 0 .97 ) ( 1 .14 ) 14 .73
10/31/22 20 .51 0 .13 ( 3 .31 ) ( 3 .18 ) ( 0 .13 ) ( 3 .25 ) ( 3 .38 ) 13 .95
10/31/21 15 .47 0 .09 6 .11 6 .20 ( 0 .12 ) ( 1 .04 ) ( 1 .16 ) 20 .51
10/31/20 14 .91 0 .13 1 .36 1 .49 ( 0 .17 ) ( 0 .76 ) ( 0 .93 ) 15 .47
Class W:
10/31/24 14 .30 0 .21 4 .95 5 .16 ( 0 .25 ) ( 2 .98 ) ( 3 .23 ) 16 .23
10/31/23 13 .58 0 .21 1 .74 1 .95 ( 0 .26 ) ( 0 .97 ) ( 1 .23 ) 14 .30
10/31/22 20 .07 0 .23 ( 3 .23 ) ( 3 .00 ) ( 0 .24 ) ( 3 .25 ) ( 3 .49 ) 13 .58
10/31/21 15 .16 0 .21 5 .98 6 .19 ( 0 .24 ) ( 1 .04 ) ( 1 .28 ) 20 .07
10/31/20 14 .64 0 .22 1 .32 1 .54 ( 0 .26 ) ( 0 .76 ) ( 1 .02 ) 15 .16
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
g
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
91
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
41 .75% $ 1,857,079 0 .68% 0 .68% 0 .71% 25%
14 .85
g
1,396,039 0 .70 0 .67 0 .84 108
( 18 .73 ) 1,292,439 0 .69 0 .62 0 .87 74
41 .97 1,664,005 0 .69 0 .69 0 .48 61
f
10 .50 1,212,620 0 .69 0 .69 0 .85 64
42 .02 3,953 0 .50 0 .50 0 .91 25
14 .97
g
3,719 0 .50 0 .50 1 .01 108
( 18 .59 ) 3,048 0 .50 0 .50 1 .01 74
42 .23 3,428 0 .50 0 .50 0 .66 61
f
10 .70 2,701 0 .49 0 .49 1 .04 64
41 .96 8,291 0 .56 0 .55 0 .83 25
14 .96
g
5,566 0 .56 0 .55 0 .98 108
( 18 .62 ) 8,396 0 .55 0 .55 0 .87 74
42 .08 20,731 0 .55 0 .55 0 .63 61
f
10 .67 25,805 0 .55 0 .55 1 .03 64
42 .12 1,789,766 0 .40 0 .40 0 .99 25
15 .18
g
1,357,423 0 .41 0 .40 1 .11 108
( 18 .53 ) 1,358,311 0 .41 0 .40 1 .08 74
42 .33 1,988,937 0 .40 0 .40 0 .77 61
f
10 .81 1,126,795 0 .40 0 .40 1 .15 64
41 .72 592,398 0 .65 0 .65 0 .73 25
14 .85
g
414,554 0 .66 0 .65 0 .86 108
( 18 .68 ) 406,033 0 .66 0 .65 0 .83 74
41 .96 577,096 0 .65 0 .65 0 .51 61
f
10 .50 452,343 0 .65 0 .65 0 .89 64
42 .74 2,232,804 0 .40 0.00 1 .40 25
15 .58
g
2,000,924 0 .41 0.00 1 .51 108
( 18 .17 ) 2,049,653 0 .41 0.00 1 .49 74
42 .93 2,739,781 0 .40 0.00 1 .17 61
f
11 .21 2,914,760 0 .40 0.00 1 .53 64

Financial Highlights
(continued)
See Notes to Financial Statements
92
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.2
Large Cap Growth
Class A:
10/31/24 $ 20 .11 $ ( 0 .01 ) $ 8 .08 $ 8 .07 $ — $ — $ — $ 28 .18
10/31/23 16 .43 0 .02 3 .69 3 .71 ( 0 .03 ) — ( 0 .03 ) 20 .11
10/31/22 26 .77 0 .02 ( 7 .87 ) ( 7 .85 ) — ( 2 .49 ) ( 2 .49 ) 16 .43
10/31/21 27 .03 ( 0 .05 ) 8 .14 8 .09 ( 0 .04 ) ( 8 .31 ) ( 8 .35 ) 26 .77
10/31/20 21 .34 0 .01 6 .57 6 .58 ( 0 .02 ) ( 0 .87 ) ( 0 .89 ) 27 .03
Class I:
10/31/24 20 .23 0 .03 8 .14 8 .17 ( 0 .04 ) — ( 0 .04 ) 28 .36
10/31/23 16 .52 0 .06 3 .70 3 .76 ( 0 .05 ) — ( 0 .05 ) 20 .23
10/31/22 26 .88 0 .05 ( 7 .91 ) ( 7 .86 ) ( 0 .01 ) ( 2 .49 ) ( 2 .50 ) 16 .52
10/31/21 27 .12 0 .00
d
8 .17 8 .17 ( 0 .10 ) ( 8 .31 ) ( 8 .41 ) 26 .88
10/31/20 21 .41 0 .06 6 .59 6 .65 ( 0 .07 ) ( 0 .87 ) ( 0 .94 ) 27 .12
Premier Class:
10/31/24 20 .22 0 .03 8 .11 8 .14 ( 0 .00 )
d
— ( 0 .00 )
d
28 .36
10/31/23 16 .52 0 .05 3 .69 3 .74 ( 0 .04 ) — ( 0 .04 ) 20 .22
10/31/22 26 .88 0 .03 ( 7 .90 ) ( 7 .87 ) — ( 2 .49 ) ( 2 .49 ) 16 .52
10/31/21 27 .10 ( 0 .01 ) 8 .16 8 .15 ( 0 .06 ) ( 8 .31 ) ( 8 .37 ) 26 .88
10/31/20 21 .40 0 .05 6 .58 6 .63 ( 0 .06 ) ( 0 .87 ) ( 0 .93 ) 27 .10
Class R6:
10/31/24 20 .25 0 .06 8 .13 8 .19 ( 0 .05 ) — ( 0 .05 ) 28 .39
10/31/23 16 .54 0 .07 3 .71 3 .78 ( 0 .07 ) — ( 0 .07 ) 20 .25
10/31/22 26 .91 0 .06 ( 7 .91 ) ( 7 .85 ) ( 0 .03 ) ( 2 .49 ) ( 2 .52 ) 16 .54
10/31/21 27 .14 0 .02 8 .17 8 .19 ( 0 .11 ) ( 8 .31 ) ( 8 .42 ) 26 .91
10/31/20 21 .43 0 .08 6 .59 6 .67 ( 0 .09 ) ( 0 .87 ) ( 0 .96 ) 27 .14
Retirement Class:
10/31/24 20 .00 ( 0 .00 )
d
8 .03 8 .03 ( 0 .00 )
d
— ( 0 .00 )
d
28 .03
10/31/23 16 .33 0 .02 3 .67 3 .69 ( 0 .02 ) — ( 0 .02 ) 20 .00
10/31/22 26 .63 0 .01 ( 7 .82 ) ( 7 .81 ) — ( 2 .49 ) ( 2 .49 ) 16 .33
10/31/21 26 .93 ( 0 .04 ) 8 .10 8 .06 ( 0 .05 ) ( 8 .31 ) ( 8 .36 ) 26 .63
10/31/20 21 .27 0 .02 6 .54 6 .56 ( 0 .03 ) ( 0 .87 ) ( 0 .90 ) 26 .93
Class W:
10/31/24 20 .30 0 .17 8 .14 8 .31 ( 0 .14 ) — ( 0 .14 ) 28 .47
10/31/23 16 .59 0 .15 3 .71 3 .86 ( 0 .15 ) — ( 0 .15 ) 20 .30
10/31/22 27 .00 0 .14 ( 7 .92 ) ( 7 .78 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 16 .59
10/31/21 27 .24 0 .12 8 .19 8 .31 ( 0 .24 ) ( 8 .31 ) ( 8 .55 ) 27 .00
10/31/20 21 .50 0 .18 6 .61 6 .79 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 27 .24
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
93
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
40 .13% $ 1,459,047 0 .69% 0 .69% ( 0 .06 ) % 28%
22 .60
g
1,090,321 0 .71 0 .68 0 .10 44
( 32 .23 ) 936,049 0 .71 0 .62 0 .08 64
36 .96 1,476,126 0 .69 0 .69 ( 0 .20 ) 47
32 .05 1,127,972 0 .70 0 .70 0 .04 143
40 .40 5,753 0 .50 0 .50 0 .13 28
22 .85
g
3,623 0 .50 0 .49 0 .30 44
( 32 .13 ) 3,715 0 .48 0 .47 0 .23 64
37 .25 5,462 0 .48 0 .48 0 .02 47
32 .33 4,820 0 .48 0 .48 0 .24 143
40 .29 3,801 0 .56 0 .56 0 .12 28
22 .69
g
7,443 0 .57 0 .55 0 .27 44
( 32 .17 ) 11,303 0 .56 0 .55 0 .15 64
37 .18 15,987 0 .55 0 .55 ( 0 .06 ) 47
32 .22 14,407 0 .56 0 .55 0 .22 143
40 .52 1,767,613 0 .41 0 .41 0 .23 28
22 .93
g
1,370,479 0 .41 0 .40 0 .38 44
( 32 .08 ) 1,294,222 0 .41 0 .40 0 .30 64
37 .36 2,055,310 0 .40 0 .40 0 .09 47
32 .43 1,606,751 0 .41 0 .40 0 .34 143
40 .17 421,846 0 .66 0 .66 ( 0 .02 ) 28
22 .61
g
330,921 0 .66 0 .65 0 .13 44
( 32 .22 ) 272,488 0 .66 0 .65 0 .04 64
36 .99 477,945 0 .65 0 .65 ( 0 .16 ) 47
32 .08 395,851 0 .66 0 .65 0 .08 143
41 .10 2,555,246 0 .41 0.00 0 .64 28
23 .44
g
2,316,362 0 .41 0.00 0 .78 44
( 31 .80 ) 2,179,231 0 .41 0.00 0 .70 64
37 .86 3,158,816 0 .40 0.00 0 .49 47
32 .94 2,942,406 0 .41 0.00 0 .75 143

Financial Highlights
(continued)
See Notes to Financial Statements
94
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.3
Large Cap Value
Class A:
10/31/24 $ 18 .12 $ 0 .27 $ 5 .01 $ 5 .28 $ ( 0 .31 ) $ ( 1 .34 ) $ ( 1 .65 ) $ 21 .75
10/31/23 18 .67 0 .28 0 .28 0 .56 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 18 .12
10/31/22 21 .99 0 .26 ( 1 .65 ) ( 1 .39 ) ( 0 .25 ) ( 1 .68 ) ( 1 .93 ) 18 .67
10/31/21 15 .23 0 .20 6 .86 7 .06 ( 0 .30 ) — ( 0 .30 ) 21 .99
10/31/20 16 .84 0 .26 ( 1 .54 ) ( 1 .28 ) ( 0 .33 ) — ( 0 .33 ) 15 .23
Class I:
10/31/24 19 .20 0 .34 5 .32 5 .66 ( 0 .36 ) ( 1 .34 ) ( 1 .70 ) 23 .16
10/31/23 19 .71 0 .33 0 .31 0 .64 ( 0 .34 ) ( 0 .81 ) ( 1 .15 ) 19 .20
10/31/22 23 .12 0 .31 ( 1 .74 ) ( 1 .43 ) ( 0 .30 ) ( 1 .68 ) ( 1 .98 ) 19 .71
10/31/21 15 .99 0 .26 7 .21 7 .47 ( 0 .34 ) — ( 0 .34 ) 23 .12
10/31/20 17 .67 0 .31 ( 1 .61 ) ( 1 .30 ) ( 0 .38 ) — ( 0 .38 ) 15 .99
Premier Class:
10/31/24 19 .17 0 .32 5 .32 5 .64 ( 0 .33 ) ( 1 .34 ) ( 1 .67 ) 23 .14
10/31/23 19 .68 0 .33 0 .29 0 .62 ( 0 .32 ) ( 0 .81 ) ( 1 .13 ) 19 .17
10/31/22 23 .08 0 .29 ( 1 .73 ) ( 1 .44 ) ( 0 .28 ) ( 1 .68 ) ( 1 .96 ) 19 .68
10/31/21 15 .97 0 .24 7 .19 7 .43 ( 0 .32 ) — ( 0 .32 ) 23 .08
10/31/20 17 .63 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .35 ) — ( 0 .35 ) 15 .97
Class R6:
10/31/24 19 .23 0 .35 5 .33 5 .68 ( 0 .37 ) ( 1 .34 ) ( 1 .71 ) 23 .20
10/31/23 19 .73 0 .35 0 .31 0 .66 ( 0 .35 ) ( 0 .81 ) ( 1 .16 ) 19 .23
10/31/22 23 .14 0 .32 ( 1 .73 ) ( 1 .41 ) ( 0 .32 ) ( 1 .68 ) ( 2 .00 ) 19 .73
10/31/21 16 .01 0 .28 7 .20 7 .48 ( 0 .35 ) — ( 0 .35 ) 23 .14
10/31/20 17 .68 0 .33 ( 1 .62 ) ( 1 .29 ) ( 0 .38 ) — ( 0 .38 ) 16 .01
Retirement Class:
10/31/24 19 .12 0 .29 5 .31 5 .60 ( 0 .32 ) ( 1 .34 ) ( 1 .66 ) 23 .06
10/31/23 19 .63 0 .30 0 .30 0 .60 ( 0 .30 ) ( 0 .81 ) ( 1 .11 ) 19 .12
10/31/22 23 .03 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .26 ) ( 1 .68 ) ( 1 .94 ) 19 .63
10/31/21 15 .93 0 .22 7 .19 7 .41 ( 0 .31 ) — ( 0 .31 ) 23 .03
10/31/20 17 .60 0 .29 ( 1 .63 ) ( 1 .34 ) ( 0 .33 ) — ( 0 .33 ) 15 .93
Class W:
10/31/24 19 .28 0 .44 5 .33 5 .77 ( 0 .46 ) ( 1 .34 ) ( 1 .80 ) 23 .25
10/31/23 19 .80 0 .43 0 .30 0 .73 ( 0 .44 ) ( 0 .81 ) ( 1 .25 ) 19 .28
10/31/22 23 .22 0 .41 ( 1 .73 ) ( 1 .32 ) ( 0 .42 ) ( 1 .68 ) ( 2 .10 ) 19 .80
10/31/21 16 .07 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 23 .22
10/31/20 17 .74 0 .39 ( 1 .61 ) ( 1 .22 ) ( 0 .45 ) — ( 0 .45 ) 16 .07
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.

See Notes to Financial Statements
95
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
31 .12% $ 168,272 0 .70% 0 .70% 1 .36% 19%
3 .06 137,199 0 .72 0 .71 1 .48 23
( 6 .99 ) 144,801 0 .72 0 .67 1 .33 21
46 .88 155,733 0 .72 0 .71 1 .01 14
( 7 .81 ) 108,093 0 .73 0 .72 1 .67 26
31 .37 580 0 .50 0 .50 1 .60 19
3 .29 589 0 .49 0 .49 1 .69 23
( 6 .83 ) 498 0 .49 0 .49 1 .51 21
47 .30 520 0 .48 0 .48 1 .23 14
( 7 .60 ) 257 0 .47 0 .46 1 .91 26
31 .30 52,956 0 .56 0 .56 1 .50 19
3 .20 29,542 0 .56 0 .56 1 .65 23
( 6 .88 ) 67,185 0 .56 0 .56 1 .42 21
47 .06 77,309 0 .56 0 .55 1 .18 14
( 7 .65 ) 69,391 0 .56 0 .55 1 .85 26
31 .49 3,282,719 0 .41 0 .41 1 .63 19
3 .41 1,834,766 0 .41 0 .41 1 .77 23
( 6 .76 ) 1,825,968 0 .41 0 .41 1 .59 21
47 .32 1,898,837 0 .41 0 .40 1 .32 14
( 7 .51 ) 1,467,747 0 .41 0 .40 1 .98 26
31 .18 1,057,622 0 .66 0 .66 1 .37 19
3 .11 492,408 0 .66 0 .66 1 .53 23
( 7 .00 ) 485,219 0 .66 0 .66 1 .33 21
47 .01 521,413 0 .66 0 .65 1 .08 14
( 7 .80 ) 423,110 0 .66 0 .65 1 .73 26
32 .00 2,329,418 0 .41 0.00 2 .06 19
3 .79 2,018,133 0 .41 0.00 2 .19 23
( 6 .34 ) 2,398,375 0 .41 0.00 1 .99 21
47 .95 2,858,782 0 .41 0.00 1 .73 14
( 7 .19 ) 2,698,308 0 .41 0.00 2 .37 26

Financial Highlights
(continued)
See Notes to Financial Statements
96
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.4
Mid Cap Growth
Class A:
10/31/24 $ 15 .65 $ ( 0 .02 ) $ 3 .67 $ 3 .65 $ — $ — $ — $ 19 .30
10/31/23 15 .68 ( 0 .01 ) 0 .04 0 .03 ( 0 .06 ) — ( 0 .06 ) 15 .65
10/31/22 29 .36 0 .05 ( 9 .99 ) ( 9 .94 ) — ( 3 .74 ) ( 3 .74 ) 15 .68
10/31/21 24 .15 ( 0 .14 ) 8 .53 8 .39 — ( 3 .18 ) ( 3 .18 ) 29 .36
10/31/20 21 .44 ( 0 .07 ) 5 .12 5 .05 — ( 2 .34 ) ( 2 .34 ) 24 .15
Class I:
10/31/24 16 .51 0 .02 3 .85 3 .87 ( 0 .02 ) — ( 0 .02 ) 20 .36
10/31/23 16 .58 0 .02 0 .05 0 .07 ( 0 .14 ) — ( 0 .14 ) 16 .51
10/31/22 30 .79 0 .01 ( 10 .48 ) ( 10 .47 ) — ( 3 .74 ) ( 3 .74 ) 16 .58
10/31/21 25 .14 ( 0 .07 ) 8 .90 8 .83 — ( 3 .18 ) ( 3 .18 ) 30 .79
10/31/20 22 .20 ( 0 .08 ) 5 .39 5 .31 ( 0 .03 ) ( 2 .34 ) ( 2 .37 ) 25 .14
Premier Class:
10/31/24 16 .39 0 .01 3 .84 3 .85 — — — 20 .24
10/31/23 16 .40 0 .01 0 .05 0 .06 ( 0 .07 ) — ( 0 .07 ) 16 .39
10/31/22 30 .51 0 .06 ( 10 .43 ) ( 10 .37 ) — ( 3 .74 ) ( 3 .74 ) 16 .40
10/31/21 24 .96 ( 0 .10 ) 8 .83 8 .73 — ( 3 .18 ) ( 3 .18 ) 30 .51
10/31/20 22 .05 ( 0 .03 ) 5 .28 5 .25 ( 0 .00 )
d
( 2 .34 ) ( 2 .34 ) 24 .96
Class R6:
10/31/24 16 .61 0 .03 3 .90 3 .93 ( 0 .04 ) — ( 0 .04 ) 20 .50
10/31/23 16 .62 0 .04 0 .05 0 .09 ( 0 .10 ) — ( 0 .10 ) 16 .61
10/31/22 30 .82 0 .09 ( 10 .55 ) ( 10 .46 ) — ( 3 .74 ) ( 3 .74 ) 16 .62
10/31/21 25 .15 ( 0 .06 ) 8 .91 8 .85 — ( 3 .18 ) ( 3 .18 ) 30 .82
10/31/20 22 .21 0 .00
d
5 .32 5 .32 ( 0 .04 ) ( 2 .34 ) ( 2 .38 ) 25 .15
Retirement Class:
10/31/24 15 .72 ( 0 .01 ) 3 .67 3 .66 — — — 19 .38
10/31/23 15 .73 ( 0 .01 ) 0 .05 0 .04 ( 0 .05 ) — ( 0 .05 ) 15 .72
10/31/22 29 .44 0 .04 ( 10 .01 ) ( 9 .97 ) — ( 3 .74 ) ( 3 .74 ) 15 .73
10/31/21 24 .21 ( 0 .13 ) 8 .54 8 .41 — ( 3 .18 ) ( 3 .18 ) 29 .44
10/31/20 21 .47 ( 0 .06 ) 5 .14 5 .08 — ( 2 .34 ) ( 2 .34 ) 24 .21
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.13%, 0.13%, 0.16%, 0.13% and 0.14% of the Fund’s total return for Class A, Class I, Premier Class, Class R6, and Retirement Class, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
97
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
23 .32% $ 166,433 0 .80% 0 .80% ( 0 .13 ) % 47%
0 .17
g
156,111 0 .80 0 .78 ( 0 .09 ) 38
( 37 .94 ) 170,207 0 .78 0 .70 0 .24 62
36 .93 297,057 0 .75 0 .75 ( 0 .50 ) 76
25 .80 225,291 0 .78 0 .78 ( 0 .33 ) 107
23 .45 156 0 .60 0 .60 0 .08 47
0 .43
g
171 0 .58 0 .58 0 .12 38
( 37 .90 ) 179 0 .47 0 .47 0 .05 62
37 .26 7,557 0 .50 0 .50 ( 0 .24 ) 76
26 .09 5,113 0 .56 0 .56 ( 0 .32 ) 107
23 .49 12,217 0 .65 0 .65 0 .03 47
0 .35
g
13,050 0 .64 0 .64 0 .08 38
( 37 .92 ) 28,494 0 .63 0 .63 0 .28 62
37 .11 60,298 0 .61 0 .61 ( 0 .35 ) 76
26 .03 39,582 0 .63 0 .63 ( 0 .16 ) 107
23 .66 511,937 0 .50 0 .50 0 .17 47
0 .52
g
482,635 0 .49 0 .49 0 .21 38
( 37 .82 ) 591,705 0 .48 0 .48 0 .46 62
37 .33 1,113,795 0 .46 0 .46 ( 0 .20 ) 76
26 .16 721,712 0 .48 0 .48 ( 0 .02 ) 107
23 .28 250,555 0 .75 0 .75 ( 0 .07 ) 47
0 .25
g
248,486 0 .74 0 .74 ( 0 .04 ) 38
( 37 .94 ) 291,903 0 .73 0 .73 0 .21 62
36 .93 524,637 0 .71 0 .71 ( 0 .46 ) 76
25 .91 375,489 0 .73 0 .73 ( 0 .28 ) 107

Financial Highlights
(continued)
See Notes to Financial Statements
98
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.5
Mid Cap Value
Class A:
10/31/24 $ 13 .68 $ 0 .21 $ 4 .40 $ 4 .61 $ ( 0 .22 ) $ — $ ( 0 .22 ) $ 18 .07
10/31/23 16 .70 0 .20 ( 0 .92 ) ( 0 .72 ) ( 0 .32 ) ( 1 .98 ) ( 2 .30 ) 13 .68
10/31/22 20 .42 0 .27 ( 1 .17 ) ( 0 .90 ) ( 0 .17 ) ( 2 .65 ) ( 2 .82 ) 16 .70
10/31/21 13 .86 0 .15 6 .66 6 .81 ( 0 .25 ) — ( 0 .25 ) 20 .42
10/31/20 19 .76 0 .18 ( 2 .38 ) ( 2 .20 ) ( 0 .38 ) ( 3 .32 ) ( 3 .70 ) 13 .86
Class I:
10/31/24 14 .36 0 .26 4 .63 4 .89 ( 0 .25 ) — ( 0 .25 ) 19 .00
10/31/23 17 .42 0 .25 ( 0 .98 ) ( 0 .73 ) ( 0 .35 ) ( 1 .98 ) ( 2 .33 ) 14 .36
10/31/22 21 .20 0 .31 ( 1 .23 ) ( 0 .92 ) ( 0 .21 ) ( 2 .65 ) ( 2 .86 ) 17 .42
10/31/21 14 .38 0 .20 6 .90 7 .10 ( 0 .28 ) — ( 0 .28 ) 21 .20
10/31/20 20 .37 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .43 ) ( 3 .32 ) ( 3 .75 ) 14 .38
Premier Class:
10/31/24 14 .35 0 .25 4 .63 4 .88 ( 0 .24 ) — ( 0 .24 ) 18 .99
10/31/23 17 .40 0 .24 ( 0 .98 ) ( 0 .74 ) ( 0 .33 ) ( 1 .98 ) ( 2 .31 ) 14 .35
10/31/22 21 .18 0 .30 ( 1 .24 ) ( 0 .94 ) ( 0 .19 ) ( 2 .65 ) ( 2 .84 ) 17 .40
10/31/21 14 .37 0 .18 6 .90 7 .08 ( 0 .27 ) — ( 0 .27 ) 21 .18
10/31/20 20 .34 0 .21 ( 2 .46 ) ( 2 .25 ) ( 0 .40 ) ( 3 .32 ) ( 3 .72 ) 14 .37
Class R6:
10/31/24 14 .39 0 .27 4 .65 4 .92 ( 0 .27 ) — ( 0 .27 ) 19 .04
10/31/23 17 .45 0 .26 ( 0 .98 ) ( 0 .72 ) ( 0 .36 ) ( 1 .98 ) ( 2 .34 ) 14 .39
10/31/22 21 .23 0 .33 ( 1 .23 ) ( 0 .90 ) ( 0 .23 ) ( 2 .65 ) ( 2 .88 ) 17 .45
10/31/21 14 .40 0 .21 6 .92 7 .13 ( 0 .30 ) — ( 0 .30 ) 21 .23
10/31/20 20 .40 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .44 ) ( 3 .32 ) ( 3 .76 ) 14 .40
Retirement Class:
10/31/24 14 .23 0 .23 4 .60 4 .83 ( 0 .23 ) — ( 0 .23 ) 18 .83
10/31/23 17 .27 0 .22 ( 0 .97 ) ( 0 .75 ) ( 0 .31 ) ( 1 .98 ) ( 2 .29 ) 14 .23
10/31/22 21 .04 0 .28 ( 1 .22 ) ( 0 .94 ) ( 0 .18 ) ( 2 .65 ) ( 2 .83 ) 17 .27
10/31/21 14 .28 0 .16 6 .86 7 .02 ( 0 .26 ) — ( 0 .26 ) 21 .04
10/31/20 20 .24 0 .20 ( 2 .45 ) ( 2 .25 ) ( 0 .39 ) ( 3 .32 ) ( 3 .71 ) 14 .28
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.06%, 0.06%, 0.08%, 0.06% and 0.06% of the Fund’s total return for Class A, Class I, Premier Class, Class R6,
Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
99
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
34 .06% $ 205,876 0 .76% 0 .76% 1 .29% 48%
( 5 .12 )
g
170,959 0 .77 0 .75 1 .39 78
( 5 .50 ) 196,682 0 .76 0 .70 1 .57 80
49 .65 224,262 0 .76 0 .75 0 .80 80
( 14 .37 ) 168,504 0 .78 0 .76 1 .21 143
34 .43 266 0 .58 0 .58 1 .52 48
( 4 .96 )
g
387 0 .56 0 .56 1 .59 78
( 5 .39 ) 465 0 .54 0 .54 1 .70 80
49 .96 416 0 .54 0 .54 1 .05 80
( 14 .17 ) 446 0 .55 0 .53 1 .45 143
34 .34 30,401 0 .61 0 .61 1 .44 48
( 4 .98 )
g
25,087 0 .61 0 .61 1 .56 78
( 5 .46 ) 53,551 0 .60 0 .60 1 .65 80
49 .84 73,331 0 .60 0 .59 0 .95 80
( 14 .20 ) 68,187 0 .61 0 .58 1 .36 143
34 .58 1,148,421 0 .46 0 .46 1 .58 48
( 4 .86 )
g
932,572 0 .46 0 .46 1 .69 78
( 5 .28 ) 1,089,731 0 .45 0 .45 1 .83 80
50 .13 1,291,813 0 .45 0 .44 1 .11 80
( 14 .12 ) 1,045,293 0 .46 0 .43 1 .47 143
34 .26 463,176 0 .71 0 .71 1 .34 48
( 5 .08 )
g
385,334 0 .71 0 .71 1 .43 78
( 5 .54 ) 468,267 0 .70 0 .70 1 .56 80
49 .70 589,412 0 .70 0 .69 0 .86 80
( 14 .29 ) 413,497 0 .71 0 .68 1 .29 143

Financial Highlights
(continued)
See Notes to Financial Statements
100
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.6
Quant Small Cap Equity
Class A:
10/31/24 $ 13 .97 $ 0 .10 $ 5 .07 $ 5 .17 $ ( 0 .14 ) $ ( 0 .18 ) $ ( 0 .32 ) $ 18 .82
10/31/23 15 .76 0 .12 ( 0 .97 ) ( 0 .85 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 13 .97
10/31/22 22 .12 0 .10 ( 2 .49 ) ( 2 .39 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 15 .76
10/31/21 13 .75 0 .04 8 .41 8 .45 ( 0 .08 ) — ( 0 .08 ) 22 .12
10/31/20 15 .87 0 .05 ( 1 .32 ) ( 1 .27 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .75
Class I:
10/31/24 14 .83 0 .14 5 .39 5 .53 ( 0 .17 ) ( 0 .18 ) ( 0 .35 ) 20 .01
10/31/23 16 .67 0 .16 ( 1 .02 ) ( 0 .86 ) ( 0 .15 ) ( 0 .83 ) ( 0 .98 ) 14 .83
10/31/22 23 .17 0 .14 ( 2 .62 ) ( 2 .48 ) ( 0 .11 ) ( 3 .91 ) ( 4 .02 ) 16 .67
10/31/21 14 .39 0 .08 8 .80 8 .88 ( 0 .10 ) — ( 0 .10 ) 23 .17
10/31/20 16 .56 0 .08 ( 1 .38 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .39
Premier Class:
10/31/24 14 .71 0 .13 5 .34 5 .47 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 19 .85
10/31/23 16 .54 0 .15 ( 1 .02 ) ( 0 .87 ) ( 0 .13 ) ( 0 .83 ) ( 0 .96 ) 14 .71
10/31/22 23 .01 0 .12 ( 2 .60 ) ( 2 .48 ) ( 0 .08 ) ( 3 .91 ) ( 3 .99 ) 16 .54
10/31/21 14 .30 0 .07 8 .73 8 .80 ( 0 .09 ) — ( 0 .09 ) 23 .01
10/31/20 16 .47 0 .07 ( 1 .37 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .30
Class R6:
10/31/24 14 .84 0 .16 5 .39 5 .55 ( 0 .19 ) ( 0 .18 ) ( 0 .37 ) 20 .02
10/31/23 16 .68 0 .17 ( 1 .02 ) ( 0 .85 ) ( 0 .16 ) ( 0 .83 ) ( 0 .99 ) 14 .84
10/31/22 23 .18 0 .15 ( 2 .62 ) ( 2 .47 ) ( 0 .12 ) ( 3 .91 ) ( 4 .03 ) 16 .68
10/31/21 14 .40 0 .10 8 .80 8 .90 ( 0 .12 ) — ( 0 .12 ) 23 .18
10/31/20 16 .59 0 .09 ( 1 .38 ) ( 1 .29 ) ( 0 .18 ) ( 0 .72 ) ( 0 .90 ) 14 .40
Retirement Class:
10/31/24 14 .23 0 .11 5 .17 5 .28 ( 0 .15 ) ( 0 .18 ) ( 0 .33 ) 19 .18
10/31/23 16 .03 0 .13 ( 0 .99 ) ( 0 .86 ) ( 0 .11 ) ( 0 .83 ) ( 0 .94 ) 14 .23
10/31/22 22 .43 0 .10 ( 2 .53 ) ( 2 .43 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 16 .03
10/31/21 13 .94 0 .04 8 .53 8 .57 ( 0 .08 ) — ( 0 .08 ) 22 .43
10/31/20 16 .08 0 .06 ( 1 .35 ) ( 1 .29 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .94
Class W:
10/31/24 14 .87 0 .24 5 .37 5 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 20 .04
10/31/23 16 .72 0 .24 ( 1 .03 ) ( 0 .79 ) ( 0 .23 ) ( 0 .83 ) ( 1 .06 ) 14 .87
10/31/22 23 .25 0 .22 ( 2 .62 ) ( 2 .40 ) ( 0 .22 ) ( 3 .91 ) ( 4 .13 ) 16 .72
10/31/21 14 .43 0 .19 8 .81 9 .00 ( 0 .18 ) — ( 0 .18 ) 23 .25
10/31/20 16 .64 0 .14 ( 1 .37 ) ( 1 .23 ) ( 0 .26 ) ( 0 .72 ) ( 0 .98 ) 14 .43
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements
101
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
37 .51% $ 152,120 0 .71% 0 .71% 0 .58% 78%
( 5 .63 ) 117,417 0 .72 0 .72 0 .77 75
( 12 .67 ) 129,747 0 .72 0 .69 0 .60 74
61 .59 157,995 0 .72 0 .69 0 .18 64
f
( 8 .61 ) 100,998 0 .74 0 .67 0 .38 93
37 .85 1,084 0 .48 0 .48 0 .79 78
( 5 .41 ) 775 0 .49 0 .49 1 .02 75
( 12 .48 ) 1,006 0 .48 0 .48 0 .81 74
61 .95 781 0 .48 0 .47 0 .40 64
f
( 8 .46 ) 464 0 .50 0 .48 0 .58 93
37 .72 45,580 0 .56 0 .56 0 .72 78
( 5 .49 ) 27,100 0 .57 0 .57 0 .94 75
( 12 .58 ) 59,270 0 .57 0 .57 0 .72 74
61 .90 80,889 0 .56 0 .56 0 .31 64
f
( 8 .57 ) 65,169 0 .58 0 .55 0 .49 93
37 .93 2,216,415 0 .41 0 .41 0 .87 78
( 5 .35 ) 1,466,752 0 .42 0 .42 1 .07 75
( 12 .42 ) 1,557,567 0 .42 0 .42 0 .87 74
62 .02 1,554,570 0 .41 0 .41 0 .49 64
f
( 8 .35 ) 1,150,062 0 .43 0 .40 0 .65 93
37 .61 539,427 0 .66 0 .66 0 .62 78
( 5 .58 ) 336,799 0 .67 0 .67 0 .82 75
( 12 .65 ) 368,657 0 .67 0 .67 0 .61 74
61 .64 451,648 0 .66 0 .66 0 .22 64
f
( 8 .61 ) 328,265 0 .68 0 .65 0 .40 93
38 .41 480,488 0 .41 0.00 1 .29 78
( 4 .91 ) 464,497 0 .42 0.00 1 .50 75
( 12 .05 ) 616,706 0 .42 0.00 1 .29 74
62 .73 830,786 0 .41 0.00 0 .88 64
f
( 8 .01 ) 679,638 0 .42 0.00 0 .98 93

Financial Highlights
(continued)
See Notes to Financial Statements
102
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.7
Quant Small/Mid Cap Equity
Class A:
10/31/24 $ 11 .78 $ 0 .09 $ 4 .32 $ 4 .41 $ ( 0 .10 ) $ ( 0 .21 ) $ ( 0 .31 ) $ 15 .88
10/31/23 12 .87 0 .08 ( 0 .29 ) ( 0 .21 ) ( 0 .07 ) ( 0 .81 ) ( 0 .88 ) 11 .78
10/31/22 18 .12 0 .10 ( 2 .24 ) ( 2 .14 ) ( 0 .13 ) ( 2 .98 ) ( 3 .11 ) 12 .87
10/31/21 11 .36 0 .05 6 .92 6 .97 ( 0 .06 ) ( 0 .15 ) ( 0 .21 ) 18 .12
10/31/20 12 .21 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .07 ) ( 0 .61 ) ( 0 .68 ) 11 .36
Class I:
10/31/24 11 .90 0 .11 4 .38 4 .49 ( 0 .13 ) ( 0 .21 ) ( 0 .34 ) 16 .05
10/31/23 13 .00 0 .10 ( 0 .29 ) ( 0 .19 ) ( 0 .10 ) ( 0 .81 ) ( 0 .91 ) 11 .90
10/31/22 18 .28 0 .12 ( 2 .25 ) ( 2 .13 ) ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 13 .00
10/31/21 11 .45 0 .10 6 .97 7 .07 ( 0 .09 ) ( 0 .15 ) ( 0 .24 ) 18 .28
10/31/20 12 .31 0 .08 ( 0 .23 ) ( 0 .15 ) ( 0 .10 ) ( 0 .61 ) ( 0 .71 ) 11 .45
Premier Class:
10/31/24 11 .97 0 .11 4 .39 4 .50 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 16 .15
10/31/23 13 .06 0 .10 ( 0 .30 ) ( 0 .20 ) ( 0 .08 ) ( 0 .81 ) ( 0 .89 ) 11 .97
10/31/22 18 .35 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .16 ) ( 2 .98 ) ( 3 .14 ) 13 .06
10/31/21 11 .49 0 .09 7 .00 7 .09 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .35
10/31/20 12 .27 0 .08 ( 0 .24 ) ( 0 .16 ) ( 0 .01 ) ( 0 .61 ) ( 0 .62 ) 11 .49
Class R6:
10/31/24 11 .89 0 .13 4 .37 4 .50 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 16 .04
10/31/23 12 .98 0 .12 ( 0 .29 ) ( 0 .17 ) ( 0 .11 ) ( 0 .81 ) ( 0 .92 ) 11 .89
10/31/22 18 .26 0 .15 ( 2 .26 ) ( 2 .11 ) ( 0 .19 ) ( 2 .98 ) ( 3 .17 ) 12 .98
10/31/21 11 .43 0 .12 6 .96 7 .08 ( 0 .10 ) ( 0 .15 ) ( 0 .25 ) 18 .26
10/31/20 12 .29 0 .10 ( 0 .24 ) ( 0 .14 ) ( 0 .11 ) ( 0 .61 ) ( 0 .72 ) 11 .43
Retirement Class:
10/31/24 11 .79 0 .09 4 .34 4 .43 ( 0 .11 ) ( 0 .21 ) ( 0 .32 ) 15 .90
10/31/23 12 .89 0 .09 ( 0 .29 ) ( 0 .20 ) ( 0 .09 ) ( 0 .81 ) ( 0 .90 ) 11 .79
10/31/22 18 .16 0 .11 ( 2 .25 ) ( 2 .14 ) ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 12 .89
10/31/21 11 .38 0 .08 6 .93 7 .01 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .16
10/31/20 12 .24 0 .07 ( 0 .24 ) ( 0 .17 ) ( 0 .08 ) ( 0 .61 ) ( 0 .69 ) 11 .38
Class W:
10/31/24 11 .94 0 .20 4 .38 4 .58 ( 0 .20 ) ( 0 .21 ) ( 0 .41 ) 16 .11
10/31/23 13 .05 0 .18 ( 0 .31 ) ( 0 .13 ) ( 0 .17 ) ( 0 .81 ) ( 0 .98 ) 11 .94
10/31/22 18 .36 0 .22 ( 2 .27 ) ( 2 .05 ) ( 0 .28 ) ( 2 .98 ) ( 3 .26 ) 13 .05
10/31/21 11 .48 0 .19 6 .99 7 .18 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 18 .36
10/31/20 12 .34 0 .15 ( 0 .23 ) ( 0 .08 ) ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 11 .48
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
103
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
38 .04% $ 24,665 0 .77% 0 .77% 0 .59% 86%
( 1 .63 ) 18,878 0 .79 0 .79 0 .64 86
( 13 .97 ) 17,929 0 .81 0 .78 0 .75 90
62 .02 17,683 0 .87 0 .87 0 .32 85
( 1 .76 ) 6,757 0 .89 0 .89 0 .51 88
38 .36 80,374 0 .57 0 .57 0 .76 86
( 1 .48 ) 28,399 0 .59 0 .59 0 .83 86
( 13 .81 ) 14,375 0 .60 0 .60 0 .91 90
62 .57 9,481 0 .59 0 .59 0 .57 85
( 1 .55 ) 1,702 0 .58 0 .58 0 .72 88
38 .28 161 0 .64 0 .64 0 .72 86
( 1 .51 ) 120 0 .64 0 .64 0 .80 86
( 13 .86 ) 131 0 .64 0 .64 0 .92 90
62 .45 254 0 .66 0 .66 0 .54 85
( 1 .61 ) 115 0 .68 0 .68 0 .71 88
38 .51 116,481 0 .47 0 .47 0 .88 86
( 1 .30 ) 76,784 0 .47 0 .47 0 .95 86
( 13 .73 ) 67,645 0 .48 0 .48 1 .08 90
62 .76 63,132 0 .47 0 .47 0 .73 85
( 1 .48 ) 41,061 0 .50 0 .50 0 .88 88
38 .18 572,534 0 .71 0 .71 0 .64 86
( 1 .57 ) 322,111 0 .72 0 .72 0 .72 86
( 13 .93 ) 258,943 0 .73 0 .73 0 .80 90
62 .34 91,997 0 .72 0 .72 0 .48 85
( 1 .70 ) 21,008 0 .75 0 .75 0 .61 88
39 .23 582,749 0 .46 0.00 1 .37 86
( 0 .93 ) 559,246 0 .47 0.00 1 .44 86
( 13 .30 ) 875,424 0 .48 0.00 1 .55 90
63 .50 972,344 0 .47 0.00 1 .19 85
( 0 .97 ) 675,231 0 .50 0.00 1 .37 88

Financial Highlights
(continued)
See Notes to Financial Statements
104
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.8
Large Cap Responsible Equity
Class A:
10/31/24 $ 20 .29 $ 0 .25 $ 6 .56 $ 6 .81 $ ( 0 .35 ) $ ( 1 .04 ) $ ( 1 .39 ) $ 25 .71
10/31/23 20 .15 0 .28 0 .92 1 .20 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 20 .29
10/31/22 26 .78 0 .24 ( 4 .25 ) ( 4 .01 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 20 .15
10/31/21 18 .88 0 .21 7 .98 8 .19 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 26 .78
10/31/20 18 .07 0 .22 1 .55 1 .77 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 18 .88
Class I:
10/31/24 23 .51 0 .35 7 .62 7 .97 ( 0 .39 ) ( 1 .04 ) ( 1 .43 ) 30 .05
10/31/23 23 .17 0 .36 1 .07 1 .43 ( 0 .34 ) ( 0 .75 ) ( 1 .09 ) 23 .51
10/31/22 30 .40 0 .32 ( 4 .88 ) ( 4 .56 ) ( 0 .31 ) ( 2 .36 ) ( 2 .67 ) 23 .17
10/31/21 21 .39 0 .29 9 .05 9 .34 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 30 .40
10/31/20 20 .34 0 .29 1 .75 2 .04 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 21 .39
Premier Class:
10/31/24 23 .42 0 .32 7 .62 7 .94 ( 0 .35 ) ( 1 .04 ) ( 1 .39 ) 29 .97
10/31/23 23 .08 0 .35 1 .05 1 .40 ( 0 .31 ) ( 0 .75 ) ( 1 .06 ) 23 .42
10/31/22 30 .29 0 .29 ( 4 .86 ) ( 4 .57 ) ( 0 .28 ) ( 2 .36 ) ( 2 .64 ) 23 .08
10/31/21 21 .32 0 .27 9 .01 9 .28 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 30 .29
10/31/20 20 .27 0 .28 1 .74 2 .02 ( 0 .29 ) ( 0 .68 ) ( 0 .97 ) 21 .32
Class R6:
10/31/24 23 .54 0 .36 7 .66 8 .02 ( 0 .41 ) ( 1 .04 ) ( 1 .45 ) 30 .11
10/31/23 23 .20 0 .39 1 .06 1 .45 ( 0 .36 ) ( 0 .75 ) ( 1 .11 ) 23 .54
10/31/22 30 .44 0 .34 ( 4 .89 ) ( 4 .55 ) ( 0 .33 ) ( 2 .36 ) ( 2 .69 ) 23 .20
10/31/21 21 .42 0 .31 9 .05 9 .36 ( 0 .30 ) ( 0 .04 ) ( 0 .34 ) 30 .44
10/31/20 20 .36 0 .31 1 .76 2 .07 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 21 .42
Retirement Class:
10/31/24 23 .96 0 .30 7 .80 8 .10 ( 0 .34 ) ( 1 .04 ) ( 1 .38 ) 30 .68
10/31/23 23 .59 0 .33 1 .09 1 .42 ( 0 .30 ) ( 0 .75 ) ( 1 .05 ) 23 .96
10/31/22 30 .90 0 .28 ( 4 .97 ) ( 4 .69 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 23 .59
10/31/21 21 .75 0 .25 9 .19 9 .44 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 30 .90
10/31/20 20 .66 0 .26 1 .79 2 .05 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 21 .75
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
105
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
35 .09% $ 690,714 0 .44% 0 .43% 1 .03% 44%
6 .12 556,042 0 .46 0 .43 1 .34 15
( 16 .64 ) 563,642 0 .46 0 .41 1 .11 19
43 .78 691,931 0 .44 0 .43 0 .88 27
10 .09 468,736 0 .46 0 .45 1 .25 26
35 .24 30,884 0 .26 0 .25 1 .25 44
6 .33 44,145 0 .27 0 .25 1 .52 15
( 16 .51 ) 40,920 0 .27 0 .26 1 .26 19
44 .05 55,706 0 .25 0 .25 1 .06 27
10 .34 37,323 0 .26 0 .25 1 .43 26
35 .22 36,648 0 .32 0 .31 1 .17 44
6 .22 38,800 0 .35 0 .34 1 .47 15
( 16 .57 ) 69,976 0 .37 0 .36 1 .15 19
43 .89 112,030 0 .33 0 .32 0 .99 27
10 .26 89,235 0 .34 0 .33 1 .38 26
35 .45 4,682,562 0 .17 0 .16 1 .31 44
6 .42 4,068,636 0 .18 0 .17 1 .62 15
( 16 .45 ) 4,583,693 0 .18 0 .17 1 .34 19
44 .13 5,751,972 0 .17 0 .16 1 .15 27
10 .45 3,961,520 0 .18 0 .17 1 .52 26
35 .10 793,382 0 .42 0 .41 1 .06 44
6 .14 723,544 0 .43 0 .42 1 .36 15
( 16 .65 ) 805,465 0 .43 0 .42 1 .09 19
43 .75 1,047,445 0 .42 0 .41 0 .90 27
10 .20 767,329 0 .43 0 .42 1 .27 26

Financial Highlights
(continued)
See Notes to Financial Statements
106
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
2.9
Social Choice Low Carbon Equity
Class A:
10/31/24 $ 17 .51 $ 0 .19 $ 5 .90 $ 6 .09 $ ( 0 .21 ) $ ( 0 .09 ) $ ( 0 .30 ) $ 23 .30
10/31/23 16 .66 0 .19 0 .92 1 .11 ( 0 .16 ) ( 0 .10 ) ( 0 .26 ) 17 .51
10/31/22 21 .32 0 .15 ( 3 .68 ) ( 3 .53 ) ( 0 .12 ) ( 1 .01 ) ( 1 .13 ) 16 .66
10/31/21 15 .09 0 .13 6 .44 6 .57 ( 0 .12 ) ( 0 .22 ) ( 0 .34 ) 21 .32
10/31/20 13 .88 0 .15 1 .41 1 .56 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 15 .09
Class I:
10/31/24 17 .59 0 .23 5 .90 6 .13 ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 23 .40
10/31/23 16 .73 0 .23 0 .92 1 .15 ( 0 .19 ) ( 0 .10 ) ( 0 .29 ) 17 .59
10/31/22 21 .41 0 .18 ( 3 .70 ) ( 3 .52 ) ( 0 .15 ) ( 1 .01 ) ( 1 .16 ) 16 .73
10/31/21 15 .14 0 .17 6 .46 6 .63 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .41
10/31/20 13 .92 0 .19 1 .41 1 .60 ( 0 .17 ) ( 0 .21 ) ( 0 .38 ) 15 .14
Premier Class:
10/31/24 17 .63 0 .22 5 .92 6 .14 ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 23 .46
10/31/23 16 .77 0 .22 0 .92 1 .14 ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 17 .63
10/31/22 21 .46 0 .18 ( 3 .72 ) ( 3 .54 ) ( 0 .14 ) ( 1 .01 ) ( 1 .15 ) 16 .77
10/31/21 15 .18 0 .16 6 .48 6 .64 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .46
10/31/20 13 .95 0 .18 1 .42 1 .60 ( 0 .16 ) ( 0 .21 ) ( 0 .37 ) 15 .18
Class R6:
10/31/24 17 .62 0 .25 5 .92 6 .17 ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 23 .44
10/31/23 16 .76 0 .25 0 .92 1 .17 ( 0 .21 ) ( 0 .10 ) ( 0 .31 ) 17 .62
10/31/22 21 .44 0 .21 ( 3 .71 ) ( 3 .50 ) ( 0 .17 ) ( 1 .01 ) ( 1 .18 ) 16 .76
10/31/21 15 .16 0 .19 6 .47 6 .66 ( 0 .16 ) ( 0 .22 ) ( 0 .38 ) 21 .44
10/31/20 13 .93 0 .19 1 .43 1 .62 ( 0 .18 ) ( 0 .21 ) ( 0 .39 ) 15 .16
Retirement Class:
10/31/24 17 .50 0 .20 5 .88 6 .08 ( 0 .21 ) ( 0 .09 ) ( 0 .30 ) 23 .28
10/31/23 16 .65 0 .20 0 .92 1 .12 ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 17 .50
10/31/22 21 .32 0 .16 ( 3 .69 ) ( 3 .53 ) ( 0 .13 ) ( 1 .01 ) ( 1 .14 ) 16 .65
10/31/21 15 .09 0 .14 6 .44 6 .58 ( 0 .13 ) ( 0 .22 ) ( 0 .35 ) 21 .32
10/31/20 13 .87 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .21 ) ( 0 .36 ) 15 .09
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
107
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
35 .11% $ 76,513 0 .56% 0 .52% 0 .89% 18%
6 .72 58,798 0 .58 0 .58 1 .10 26
( 17 .51 ) 53,878 0 .60 0 .58 0 .86 28
44 .09 62,509 0 .62 0 .62 0 .68 26
11 .47 22,606 0 .66 0 .63 1 .09 27
35 .25 2,579 0 .38 0 .34 1 .08 18
6 .92 4,801 0 .40 0 .39 1 .31 26
( 17 .39 ) 8,364 0 .42 0 .42 1 .02 28
44 .44 6,920 0 .43 0 .43 0 .87 26
11 .72 1,517 0 .45 0 .42 1 .31 27
35 .23 5,571 0 .43 0 .39 1 .03 18
6 .88 5,380 0 .45 0 .44 1 .25 26
( 17 .44 ) 6,136 0 .46 0 .46 0 .98 28
44 .36 6,335 0 .46 0 .46 0 .85 26
11 .72 3,253 0 .50 0 .47 1 .27 27
35 .43 498,748 0 .28 0 .24 1 .18 18
7 .04 454,299 0 .30 0 .29 1 .39 26
( 17 .30 ) 473,329 0 .31 0 .31 1 .14 28
44 .55 452,025 0 .31 0 .31 1 .00 26
11 .88 211,659 0 .35 0 .32 1 .36 27
35 .11 570,388 0 .53 0 .49 0 .93 18
6 .77 585,695 0 .55 0 .54 1 .14 26
( 17 .52 ) 530,048 0 .56 0 .56 0 .88 28
44 .19 530,497 0 .56 0 .56 0 .74 26
11 .65 202,084 0 .60 0 .57 1 .14 27

Financial Highlights
(continued)
See Notes to Financial Statements
108
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.01
Emerging Markets Equity
Class A:
10/31/24 $ 7 .26 $ 0 .10 $ 1 .27 $ 1 .37 $ ( 0 .23 ) $ — $ ( 0 .23 ) $ 8 .40
10/31/23 6 .44 0 .06 0 .76 0 .82 — — — 7 .26
10/31/22 11 .72 0 .11 ( 3 .23 ) ( 3 .12 ) ( 0 .37 ) ( 1 .79 ) ( 2 .16 ) 6 .44
10/31/21 12 .49 0 .03 0 .36 0 .39 ( 0 .05 ) ( 1 .11 ) ( 1 .16 ) 11 .72
10/31/20 11 .51 0 .02 1 .10 1 .12 ( 0 .14 ) — ( 0 .14 ) 12 .49
Class I:
10/31/24 7 .30 0 .12 1 .28 1 .40 ( 0 .25 ) — ( 0 .25 ) 8 .45
10/31/23 6 .46 0 .06 0 .78 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .30
10/31/22 11 .77 0 .11 ( 3 .21 ) ( 3 .10 ) ( 0 .42 ) ( 1 .79 ) ( 2 .21 ) 6 .46
10/31/21 12 .52 0 .07 0 .37 0 .44 ( 0 .08 ) ( 1 .11 ) ( 1 .19 ) 11 .77
10/31/20 11 .54 0 .04 1 .11 1 .15 ( 0 .17 ) — ( 0 .17 ) 12 .52
Premier Class:
10/31/24 7 .30 0 .11 1 .29 1 .40 ( 0 .25 ) — ( 0 .25 ) 8 .45
10/31/23 6 .46 0 .05 0 .79 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .30
10/31/22 11 .78 0 .14 ( 3 .25 ) ( 3 .11 ) ( 0 .42 ) ( 1 .79 ) ( 2 .21 ) 6 .46
10/31/21 12 .53 0 .07 0 .38 0 .45 ( 0 .09 ) ( 1 .11 ) ( 1 .20 ) 11 .78
10/31/20 11 .55 0 .05 1 .09 1 .14 ( 0 .16 ) — ( 0 .16 ) 12 .53
Class R6:
10/31/24 7 .30 0 .12 1 .29 1 .41 ( 0 .26 ) — ( 0 .26 ) 8 .45
10/31/23 6 .46 0 .09 0 .75 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .30
10/31/22 11 .77 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .43 ) ( 1 .79 ) ( 2 .22 ) 6 .46
10/31/21 12 .53 0 .08 0 .37 0 .45 ( 0 .10 ) ( 1 .11 ) ( 1 .21 ) 11 .77
10/31/20 11 .54 0 .07 1 .10 1 .17 ( 0 .18 ) — ( 0 .18 ) 12 .53
Retirement Class:
10/31/24 7 .26 0 .10 1 .27 1 .37 ( 0 .24 ) — ( 0 .24 ) 8 .39
10/31/23 6 .42 0 .07 0 .77 0 .84 ( 0 .00 )
d
— ( 0 .00 )
d
7 .26
10/31/22 11 .72 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .42 ) ( 1 .79 ) ( 2 .21 ) 6 .42
10/31/21 12 .48 0 .07 0 .37 0 .44 ( 0 .09 ) ( 1 .11 ) ( 1 .20 ) 11 .72
10/31/20 11 .49 0 .05 1 .10 1 .15 ( 0 .16 ) — ( 0 .16 ) 12 .48
Class W:
10/31/24 7 .36 0 .20 1 .29 1 .49 ( 0 .33 ) — ( 0 .33 ) 8 .52
10/31/23 6 .50 0 .15 0 .77 0 .92 ( 0 .06 ) — ( 0 .06 ) 7 .36
10/31/22 11 .85 0 .21 ( 3 .25 ) ( 3 .04 ) ( 0 .52 ) ( 1 .79 ) ( 2 .31 ) 6 .50
10/31/21 12 .62 0 .21 0 .37 0 .58 ( 0 .24 ) ( 1 .11 ) ( 1 .35 ) 11 .85
10/31/20 11 .63 0 .17 1 .10 1 .27 ( 0 .28 ) — ( 0 .28 ) 12 .62
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.05%, 0.05%, 0.06%, 0.05%, 0.05% and 0.05% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
109
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
19 .22% $ 6,823 1 .26% 1 .26% 1 .18% 85%
12 .73
g
6,608 1 .27 1 .26 0 .73 67
( 31 .97 ) 6,239 1 .30 1 .24 1 .32 108
2 .00 9,842 1 .31 1 .31 0 .19 112
9 .68 8,500 1 .27 1 .27 0 .17 128
19 .61 117 0 .99 0 .99 1 .46 85
13 .03
g
102 0 .98 0 .98 0 .78 67
( 31 .77 ) 180 0 .94 0 .94 1 .34 108
2 .28 171 0 .97 0 .97 0 .51 112
10 .06 179 0 .95 0 .95 0 .31 128
19 .47 5,901 1 .05 1 .05 1 .41 85
13 .02
g
4,595 1 .05 1 .01 0 .69 67
( 31 .77 ) 7,296 1 .05 0 .96 1 .61 108
2 .27 10,994 1 .03 0 .98 0 .54 112
9 .99 9,112 1 .03 0 .99 0 .46 128
19 .70 187,899 0 .90 0 .90 1 .53 85
13 .06
g
196,897 0 .90 0 .90 1 .12 67
( 31 .68 ) 187,605 0 .90 0 .90 1 .66 108
2 .44 295,907 0 .88 0 .88 0 .61 112
10 .04 283,658 0 .88 0 .88 0 .58 128
19 .26 53,245 1 .15 1 .15 1 .26 85
13 .10
g
61,572 1 .15 1 .07 0 .90 67
( 31 .85 ) 62,446 1 .15 0 .96 1 .64 108
2 .36 103,033 1 .12 0 .98 0 .49 112
9 .94 118,191 1 .13 0 .99 0 .44 128
20 .78 1,454,345 0 .90 0.00 2 .44 85
14 .20
g
1,267,687 0 .90 0.00 1 .96 67
( 31 .16 ) 1,308,083 0 .90 0.00 2 .49 108
3 .33 1,256,261 0 .88 0.00 1 .54 112
11 .11 1,194,291 0 .88 0.00 1 .47 128

Financial Highlights
(continued)
See Notes to Financial Statements
110
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.1
International Equity
Class A:
10/31/24 $ 7 .23 $ 0 .17 $ 1 .19 $ 1 .36 $ ( 0 .32 ) $ — $ ( 0 .32 ) $ 8 .27
10/31/23 6 .52 0 .18 0 .76 0 .94 ( 0 .23 ) — ( 0 .23 ) 7 .23
10/31/22 9 .11 0 .15 ( 2 .37 ) ( 2 .22 ) ( 0 .37 ) — ( 0 .37 ) 6 .52
10/31/21 6 .86 0 .23 2 .15 2 .38 ( 0 .13 ) — ( 0 .13 ) 9 .11
10/31/20 7 .02 0 .09 ( 0 .08 ) 0 .01 ( 0 .17 ) — ( 0 .17 ) 6 .86
Class I:
10/31/24 12 .23 0 .31 2 .04 2 .35 ( 0 .33 ) — ( 0 .33 ) 14 .25
10/31/23 10 .87 0 .32 1 .28 1 .60 ( 0 .24 ) — ( 0 .24 ) 12 .23
10/31/22 14 .93 0 .28 ( 3 .96 ) ( 3 .68 ) ( 0 .38 ) — ( 0 .38 ) 10 .87
10/31/21 11 .15 0 .39 3 .54 3 .93 ( 0 .15 ) — ( 0 .15 ) 14 .93
10/31/20 11 .29 0 .17 ( 0 .13 ) 0 .04 ( 0 .18 ) — ( 0 .18 ) 11 .15
Premier Class:
10/31/24 11 .93 0 .31 1 .98 2 .29 ( 0 .32 ) — ( 0 .32 ) 13 .90
10/31/23 10 .61 0 .33 1 .23 1 .56 ( 0 .24 ) — ( 0 .24 ) 11 .93
10/31/22 14 .58 0 .26 ( 3 .85 ) ( 3 .59 ) ( 0 .38 ) — ( 0 .38 ) 10 .61
10/31/21 10 .89 0 .37 3 .45 3 .82 ( 0 .13 ) — ( 0 .13 ) 14 .58
10/31/20 11 .03 0 .16 ( 0 .13 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 10 .89
Class R6:
10/31/24 11 .95 0 .33 1 .99 2 .32 ( 0 .35 ) — ( 0 .35 ) 13 .92
10/31/23 10 .63 0 .33 1 .24 1 .57 ( 0 .25 ) — ( 0 .25 ) 11 .95
10/31/22 14 .61 0 .28 ( 3 .86 ) ( 3 .58 ) ( 0 .40 ) — ( 0 .40 ) 10 .63
10/31/21 10 .91 0 .41 3 .45 3 .86 ( 0 .16 ) — ( 0 .16 ) 14 .61
10/31/20 11 .06 0 .18 ( 0 .14 ) 0 .04 ( 0 .19 ) — ( 0 .19 ) 10 .91
Retirement Class:
10/31/24 12 .45 0 .30 2 .08 2 .38 ( 0 .31 ) — ( 0 .31 ) 14 .52
10/31/23 11 .06 0 .32 1 .29 1 .61 ( 0 .22 ) — ( 0 .22 ) 12 .45
10/31/22 15 .18 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .36 ) — ( 0 .36 ) 11 .06
10/31/21 11 .33 0 .39 3 .59 3 .98 ( 0 .13 ) — ( 0 .13 ) 15 .18
10/31/20 11 .48 0 .16 ( 0 .14 ) 0 .02 ( 0 .17 ) — ( 0 .17 ) 11 .33
Class W:
10/31/24 12 .03 0 .39 2 .00 2 .39 ( 0 .41 ) — ( 0 .41 ) 14 .01
10/31/23 10 .70 0 .39 1 .24 1 .63 ( 0 .30 ) — ( 0 .30 ) 12 .03
10/31/22 14 .69 0 .34 ( 3 .87 ) ( 3 .53 ) ( 0 .46 ) — ( 0 .46 ) 10 .70
10/31/21 10 .96 0 .48 3 .45 3 .93 ( 0 .20 ) — ( 0 .20 ) 14 .69
10/31/20 11 .10 0 .23 ( 0 .13 ) 0 .10 ( 0 .24 ) — ( 0 .24 ) 10 .96
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
f
Does not include in-kind transactions.
g
During the year ended 10/31/23, 0.02%, 0.02%, 0.02%, 0.02%, 0.02% and 0.02% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
111
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
19 .32% $ 238,886 0 .78% 0 .78% 2 .04% 13%
14 .60
g
215,590 0 .81 0 .79 2 .39 19
f
( 25 .32 ) 201,687 0 .80 0 .74 2 .04 21
35 .05 286,699 0 .80 0 .80 2 .61 28
0 .03 223,406 0 .82 0 .82 1 .38 102
19 .54 3,203 0 .58 0 .58 2 .19 13
14 .81
g
2,067 0 .56 0 .56 2 .59 19
f
( 25 .23 ) 2,268 0 .57 0 .57 2 .20 21
35 .42 3,175 0 .56 0 .56 2 .75 28
0 .34 2,993 0 .57 0 .57 1 .60 102
19 .55 51,024 0 .61 0 .61 2 .23 13
14 .75
g
37,023 0 .61 0 .61 2 .71 19
f
( 25 .24 ) 57,289 0 .61 0 .61 2 .14 21
35 .31 75,862 0 .61 0 .61 2 .68 28
0 .26 80,569 0 .63 0 .63 1 .53 102
19 .72 2,551,538 0 .46 0 .46 2 .38 13
14 .89
g
2,405,013 0 .46 0 .46 2 .71 19
f
( 25 .14 ) 2,255,904 0 .46 0 .46 2 .33 21
35 .59 2,828,714 0 .46 0 .46 2 .95 28
0 .33 2,230,915 0 .48 0 .48 1 .74 102
19 .40 323,597 0 .71 0 .71 2 .12 13
14 .64
g
318,194 0 .71 0 .71 2 .48 19
f
( 25 .32 ) 314,089 0 .71 0 .71 2 .05 21
35 .28 467,995 0 .71 0 .71 2 .68 28
0 .10 383,646 0 .73 0 .73 1 .45 102
20 .23 3,421,829 0 .46 0.00 2 .84 13
15 .36
g
3,164,262 0 .46 0.00 3 .15 19
f
( 24 .76 ) 3,426,943 0 .46 0.00 2 .77 21
36 .17 3,083,400 0 .46 0.00 3 .45 28
0 .89 1,772,710 0 .48 0.00 2 .19 102

Financial Highlights
(continued)
See Notes to Financial Statements
112
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.2
International Opportunities
Class A:
10/31/24 $ 12 .78 $ 0 .13 $ 2 .39 $ 2 .52 $ ( 0 .13 ) $ — $ ( 0 .13 ) $ 15 .17
10/31/23 12 .48 0 .15 0 .15 0 .30 ( 0 .00 )
d
— ( 0 .00 )
d
12 .78
10/31/22 19 .67 0 .13 ( 5 .87 ) ( 5 .74 ) ( 0 .21 ) ( 1 .24 ) ( 1 .45 ) 12 .48
10/31/21 15 .65 0 .05 4 .38 4 .43 ( 0 .04 ) ( 0 .37 ) ( 0 .41 ) 19 .67
10/31/20 13 .32 0 .01 2 .41 2 .42 ( 0 .09 ) — ( 0 .09 ) 15 .65
Class I:
10/31/24 12 .80 0 .17 2 .39 2 .56 ( 0 .16 ) — ( 0 .16 ) 15 .20
10/31/23 12 .48 0 .18 0 .14 0 .32 ( 0 .00 )
d
— ( 0 .00 )
d
12 .80
10/31/22 19 .73 0 .16 ( 5 .87 ) ( 5 .71 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .48
10/31/21 15 .67 0 .11 4 .40 4 .51 ( 0 .08 ) ( 0 .37 ) ( 0 .45 ) 19 .73
10/31/20 13 .34 0 .06 2 .41 2 .47 ( 0 .14 ) — ( 0 .14 ) 15 .67
Premier Class:
10/31/24 12 .84 0 .16 2 .40 2 .56 ( 0 .16 ) — ( 0 .16 ) 15 .24
10/31/23 12 .52 0 .16 0 .17 0 .33 ( 0 .01 ) — ( 0 .01 ) 12 .84
10/31/22 19 .80 0 .20 ( 5 .94 ) ( 5 .74 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .52
10/31/21 15 .72 0 .11 4 .41 4 .52 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .80
10/31/20 13 .37 0 .04 2 .44 2 .48 ( 0 .13 ) — ( 0 .13 ) 15 .72
Class R6:
10/31/24 12 .83 0 .18 2 .40 2 .58 ( 0 .18 ) — ( 0 .18 ) 15 .23
10/31/23 12 .49 0 .18 0 .17 0 .35 ( 0 .01 ) — ( 0 .01 ) 12 .83
10/31/22 19 .77 0 .17 ( 5 .88 ) ( 5 .71 ) ( 0 .33 ) ( 1 .24 ) ( 1 .57 ) 12 .49
10/31/21 15 .70 0 .13 4 .40 4 .53 ( 0 .09 ) ( 0 .37 ) ( 0 .46 ) 19 .77
10/31/20 13 .35 0 .07 2 .42 2 .49 ( 0 .14 ) — ( 0 .14 ) 15 .70
Retirement Class:
10/31/24 12 .76 0 .14 2 .39 2 .53 ( 0 .14 ) — ( 0 .14 ) 15 .15
10/31/23 12 .45 0 .16 0 .16 0 .32 ( 0 .01 ) — ( 0 .01 ) 12 .76
10/31/22 19 .69 0 .16 ( 5 .86 ) ( 5 .70 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .45
10/31/21 15 .63 0 .10 4 .40 4 .50 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .69
10/31/20 13 .30 0 .06 2 .40 2 .46 ( 0 .13 ) — ( 0 .13 ) 15 .63
Class W:
10/31/24 12 .91 0 .27 2 .40 2 .67 ( 0 .26 ) — ( 0 .26 ) 15 .32
10/31/23 12 .51 0 .27 0 .15 0 .42 ( 0 .02 ) — ( 0 .02 ) 12 .91
10/31/22 19 .89 0 .26 ( 5 .90 ) ( 5 .64 ) ( 0 .50 ) ( 1 .24 ) ( 1 .74 ) 12 .51
10/31/21 15 .78 0 .25 4 .42 4 .67 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 19 .89
10/31/20 13 .42 0 .16 2 .43 2 .59 ( 0 .23 ) — ( 0 .23 ) 15 .78
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
d
Value rounded to zero.
e
Includes voluntary compensation from the Adviser as further described in the Notes to Financial Statements, when applicable.
g
During the year ended 10/31/23, 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% of the Fund’s total return for Class A, Class I, Premier Class,
Class R6, Retirement Class and Class W, respectively, consisted of a voluntary payment from the Adviser.

See Notes to Financial Statements
113
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
e
Portfolio
Turnover
Rate
19 .81% $ 34,202 0 .90% 0 .90% 0 .88% 21%
2 .41
g
34,349 0 .90 0 .90 1 .05 18
( 31 .02 ) 36,527 0 .99 0 .96 0 .89 15
28 .62 9,152 1 .06 1 .06 0 .26 29
18 .26 5,638 1 .01 1 .01 0 .10 36
20 .14 27,711 0 .69 0 .69 1 .10 21
2 .60
g
31,237 0 .69 0 .69 1 .26 18
( 30 .83 ) 61,619 0 .71 0 .71 1 .21 15
29 .09 5,052 0 .70 0 .70 0 .59 29
18 .66 4,060 0 .71 0 .71 0 .41 36
20 .00 2,678 0 .76 0 .76 1 .05 21
2 .60
g
2,455 0 .76 0 .75 1 .18 18
( 30 .88 ) 2,269 0 .76 0 .66 1 .43 15
29 .06 569 0 .77 0 .73 0 .58 29
18 .69 399 0 .77 0 .70 0 .32 36
20 .22 146,122 0 .60 0 .60 1 .17 21
2 .69
g
128,293 0 .60 0 .60 1 .32 18
( 30 .76 ) 130,897 0 .61 0 .61 1 .16 15
29 .21 146,168 0 .60 0 .60 0 .70 29
18 .84 120,668 0 .61 0 .61 0 .53 36
19 .95 77,438 0 .85 0 .85 0 .93 21
2 .53
g
80,691 0 .85 0 .79 1 .14 18
( 30 .87 ) 96,691 0 .86 0 .68 1 .06 15
29 .13 175,169 0 .85 0 .73 0 .56 29
18 .62 158,190 0 .86 0 .72 0 .40 36
20 .89 2,108,896 0 .60 0.00 1 .78 21
3 .36
g
1,912,615 0 .60 0.00 1 .92 18
( 30 .39 ) 2,057,533 0 .61 0.00 1 .77 15
30 .03 2,183,791 0 .60 0.00 1 .31 29
19 .52 1,527,006 0 .61 0.00 1 .14 36

Financial Highlights
(continued)
See Notes to Financial Statements
114
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.3
Quant International Small Cap Equity
Class A:
10/31/24 $ 9 .09 $ 0 .20 $ 2 .01 $ 2 .21 $ ( 0 .27 ) $ — $ ( 0 .27 ) $ 11 .03
10/31/23 8 .62 0 .22 0 .52 0 .74 ( 0 .27 ) — ( 0 .27 ) 9 .09
10/31/22 12 .47 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .32 ) ( 0 .37 ) ( 0 .69 ) 8 .62
10/31/21 9 .41 0 .16 3 .08 3 .24 ( 0 .18 ) — ( 0 .18 ) 12 .47
10/31/20 10 .30 0 .15 ( 0 .73 ) ( 0 .58 ) ( 0 .31 ) — ( 0 .31 ) 9 .41
Class I:
10/31/24 9 .08 0 .24 2 .01 2 .25 ( 0 .31 ) — ( 0 .31 ) 11 .02
10/31/23 8 .61 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .08
10/31/22 12 .46 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .36 ) ( 0 .37 ) ( 0 .73 ) 8 .61
10/31/21 9 .40 0 .20 3 .08 3 .28 ( 0 .22 ) — ( 0 .22 ) 12 .46
10/31/20 10 .29 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .40
Premier Class:
10/31/24 9 .21 0 .22 2 .04 2 .26 ( 0 .29 ) — ( 0 .29 ) 11 .18
10/31/23 8 .73 0 .24 0 .54 0 .78 ( 0 .30 ) — ( 0 .30 ) 9 .21
10/31/22 12 .62 0 .31 ( 3 .49 ) ( 3 .18 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .73
10/31/21 9 .52 0 .19 3 .11 3 .30 ( 0 .20 ) — ( 0 .20 ) 12 .62
10/31/20 10 .42 0 .17 ( 0 .74 ) ( 0 .57 ) ( 0 .33 ) — ( 0 .33 ) 9 .52
Class R6:
10/31/24 9 .09 0 .24 2 .01 2 .25 ( 0 .31 ) — ( 0 .31 ) 11 .03
10/31/23 8 .62 0 .25 0 .53 0 .78 ( 0 .31 ) — ( 0 .31 ) 9 .09
10/31/22 12 .48 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .37 ) ( 0 .37 ) ( 0 .74 ) 8 .62
10/31/21 9 .41 0 .20 3 .09 3 .29 ( 0 .22 ) — ( 0 .22 ) 12 .48
10/31/20 10 .30 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .41
Retirement Class:
10/31/24 9 .07 0 .21 2 .00 2 .21 ( 0 .28 ) — ( 0 .28 ) 11 .00
10/31/23 8 .60 0 .23 0 .53 0 .76 ( 0 .29 ) — ( 0 .29 ) 9 .07
10/31/22 12 .45 0 .29 ( 3 .43 ) ( 3 .14 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .60
10/31/21 9 .40 0 .18 3 .07 3 .25 ( 0 .20 ) — ( 0 .20 ) 12 .45
10/31/20 10 .29 0 .18 ( 0 .73 ) ( 0 .55 ) ( 0 .34 ) — ( 0 .34 ) 9 .40
Class W:
10/31/24 9 .16 0 .32 2 .01 2 .33 ( 0 .38 ) — ( 0 .38 ) 11 .11
10/31/23 8 .69 0 .32 0 .54 0 .86 ( 0 .39 ) — ( 0 .39 ) 9 .16
10/31/22 12 .56 0 .40 ( 3 .46 ) ( 3 .06 ) ( 0 .44 ) ( 0 .37 ) ( 0 .81 ) 8 .69
10/31/21 9 .46 0 .29 3 .09 3 .38 ( 0 .28 ) — ( 0 .28 ) 12 .56
10/31/20 10 .35 0 .25 ( 0 .72 ) ( 0 .47 ) ( 0 .42 ) — ( 0 .42 ) 9 .46
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
115
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
24 .72% $ 925 1 .15% 1 .11% 1 .87% 113%
8 .58 853 1 .16 1 .12 2 .26 114
( 26 .71 ) 824 1 .40 1 .14 2 .80 119
34 .77 1,134 2 .20 1 .12 1 .31 119
( 5 .93 ) 757 1 .44 1 .09 1 .60 100
25 .18 115 0 .79 0 .79 2 .24 113
9 .05 76 0 .77 0 .77 2 .57 114
( 26 .47 ) 63 0 .74 0 .74 3 .18 119
35 .28 91 0 .80 0 .78 1 .66 119
( 5 .56 ) 69 0 .76 0 .71 2 .01 100
24 .99 82 0 .93 0 .91 2 .05 113
8 .85 68 0 .93 0 .91 2 .48 114
( 26 .53 ) 64 0 .90 0 .90 3 .01 119
35 .08 92 0 .96 0 .88 1 .56 119
( 5 .71 ) 70 0 .91 0 .85 1 .85 100
25 .20 74,539 0 .73 0 .73 2 .22 113
9 .06 62,099 0 .74 0 .74 2 .63 114
( 26 .44 ) 66,810 0 .72 0 .72 3 .20 119
35 .40 88,124 0 .71 0 .69 1 .73 119
( 5 .51 ) 54,223 0 .71 0 .66 2 .06 100
24 .80 7,454 0 .98 0 .98 1 .95 113
8 .86 7,031 0 .99 0 .99 2 .38 114
( 26 .62 ) 8,463 0 .97 0 .97 2 .98 119
35 .00 4,626 0 .96 0 .93 1 .51 119
( 5 .67 ) 3,259 0 .96 0 .84 1 .93 100
26 .06 1,148,948 0 .73 0 .01 2 .95 113
9 .91 1,001,200 0 .74 0 .01 3 .37 114
( 25 .88 ) 1,118,947 0 .72 0.00 3 .90 119
36 .31 1,485,005 0 .71 0.00 2 .42 119
( 4 .97 ) 923,105 0 .71 0.00 2 .73 100

Financial Highlights
(continued)
See Notes to Financial Statements
116
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
3.4
International Responsible Equity
Class A:
10/31/24 $ 11 .56 $ 0 .32 $ 2 .15 $ 2 .47 $ ( 0 .38 ) $ — $ ( 0 .38 ) $ 13 .65
10/31/23 10 .20 0 .31 1 .28 1 .59 ( 0 .23 ) — ( 0 .23 ) 11 .56
10/31/22 13 .76 0 .30 ( 3 .48 ) ( 3 .18 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 10 .20
10/31/21 10 .30 0 .31 3 .30 3 .61 ( 0 .15 ) — ( 0 .15 ) 13 .76
10/31/20 11 .13 0 .20 ( 0 .88 ) ( 0 .68 ) ( 0 .15 ) — ( 0 .15 ) 10 .30
Class I:
10/31/24 11 .59 0 .34 2 .17 2 .51 ( 0 .40 ) — ( 0 .40 ) 13 .70
10/31/23 10 .24 0 .33 1 .27 1 .60 ( 0 .25 ) — ( 0 .25 ) 11 .59
10/31/22 13 .81 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 10 .24
10/31/21 10 .33 0 .35 3 .30 3 .65 ( 0 .17 ) — ( 0 .17 ) 13 .81
10/31/20 11 .16 0 .21 ( 0 .86 ) ( 0 .65 ) ( 0 .18 ) — ( 0 .18 ) 10 .33
Premier Class:
10/31/24 11 .62 0 .32 2 .18 2 .50 ( 0 .39 ) — ( 0 .39 ) 13 .73
10/31/23 10 .25 0 .32 1 .29 1 .61 ( 0 .24 ) — ( 0 .24 ) 11 .62
10/31/22 13 .83 0 .32 ( 3 .50 ) ( 3 .18 ) ( 0 .30 ) ( 0 .10 ) ( 0 .40 ) 10 .25
10/31/21 10 .34 0 .34 3 .31 3 .65 ( 0 .16 ) — ( 0 .16 ) 13 .83
10/31/20 11 .17 0 .15 ( 0 .81 ) ( 0 .66 ) ( 0 .17 ) — ( 0 .17 ) 10 .34
Class R6:
10/31/24 11 .61 0 .36 2 .16 2 .52 ( 0 .41 ) — ( 0 .41 ) 13 .72
10/31/23 10 .25 0 .35 1 .27 1 .62 ( 0 .26 ) — ( 0 .26 ) 11 .61
10/31/22 13 .82 0 .33 ( 3 .48 ) ( 3 .15 ) ( 0 .32 ) ( 0 .10 ) ( 0 .42 ) 10 .25
10/31/21 10 .34 0 .35 3 .31 3 .66 ( 0 .18 ) — ( 0 .18 ) 13 .82
10/31/20 11 .16 0 .23 ( 0 .87 ) ( 0 .64 ) ( 0 .18 ) — ( 0 .18 ) 10 .34
Retirement Class:
10/31/24 11 .55 0 .32 2 .15 2 .47 ( 0 .38 ) — ( 0 .38 ) 13 .64
10/31/23 10 .20 0 .32 1 .26 1 .58 ( 0 .23 ) — ( 0 .23 ) 11 .55
10/31/22 13 .76 0 .30 ( 3 .47 ) ( 3 .17 ) ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 10 .20
10/31/21 10 .30 0 .33 3 .29 3 .62 ( 0 .16 ) — ( 0 .16 ) 13 .76
10/31/20 11 .12 0 .20 ( 0 .86 ) ( 0 .66 ) ( 0 .16 ) — ( 0 .16 ) 10 .30
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.

See Notes to Financial Statements
117
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
21 .74% $ 35,546 0 .61% 0 .61% 2 .39% 29%
15 .61 28,059 0 .63 0 .63 2 .60 30
( 23 .72 ) 21,246 0 .66 0 .65 2 .55 15
35 .27 21,846 0 .70 0 .70 2 .41 12
( 6 .18 ) 10,335 0 .72 0 .72 1 .89 15
22 .04 14,300 0 .45 0 .45 2 .58 29
15 .69 11,987 0 .49 0 .49 2 .75 30
( 23 .55 ) 8,600 0 .48 0 .48 2 .56 15
35 .60 2,557 0 .46 0 .46 2 .66 12
( 5 .96 ) 1,192 0 .52 0 .51 1 .99 15
21 .88 742 0 .50 0 .50 2 .42 29
15 .77 954 0 .50 0 .50 2 .70 30
( 23 .64 ) 618 0 .52 0 .52 2 .65 15
35 .49 771 0 .52 0 .52 2 .58 12
( 5 .99 ) 438 0 .56 0 .55 1 .35 15
22 .15 854,575 0 .34 0 .34 2 .68 29
15 .85 715,703 0 .34 0 .34 2 .90 30
( 23 .47 ) 657,816 0 .37 0 .37 2 .85 15
35 .70 556,304 0 .36 0 .36 2 .68 12
( 5 .83 ) 338,692 0 .41 0 .40 2 .21 15
21 .80 710,094 0 .59 0 .59 2 .41 29
15 .58 629,526 0 .59 0 .59 2 .66 30
( 23 .66 ) 457,544 0 .62 0 .62 2 .60 15
35 .42 386,981 0 .61 0 .61 2 .50 12
( 6 .08 ) 162,780 0 .66 0 .65 1 .91 15

118
Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Fund Reorganizations: On September 19, 2024, the reorganization of Nuveen Mid Cap Value 1 Fund, a series of Nuveen Investment
Funds, Inc., into Mid Cap Value was approved by the Funds’ Board of Directors/Trustees (the “Board”). The reorganization is pending shareholder approval. Also on September 19, 2024, the reorganization of Social Choice Low Carbon Equity (the “Target Fund”)
into Large Cap Responsible Equity (the “Acquiring Fund”) was approved by the Board (the “Reorganization”) and was completed on
December 13, 2024.
Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the
Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the
Reorganization.
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2024 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Funds of less than certain amounts, as set forth in each Fund’s prospectus. Shareholders with an account held directly with a Fund that held Class
A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at net asset value ("NAV"). Class A Shares purchases of $1,000,000 or more are sold at
NAV without an up-front sales charge buy may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-front sales charge.
New Name Former Name Short Name
Nuveen Core Equity Fund TIAA-CREF Growth & Income Fund Core Equity
Nuveen Large Cap Growth Fund TIAA-CREF Large-Cap Growth Fund Large Cap Growth
Nuveen Large Cap Value Fund TIAA-CREF Large-Cap Value Fund Large Cap Value
Nuveen Mid Cap Growth Fund TIAA-CREF Mid-Cap Growth Fund Mid Cap Growth
Nuveen Mid Cap Value Fund TIAA-CREF Mid-Cap Value Fund Mid Cap Value
Nuveen Quant Small Cap Equity Fund TIAA-CREF Quant Small-Cap Equity Fund Quant Small Cap Equity
Nuveen Quant Small/Mid Cap Equity Fund TIAA-CREF Quant Small/Mid-Cap Equity Fund Quant Small/Mid Cap Equity
Nuveen Large Cap Responsible Equity Fund TIAA-CREF Social Choice Equity Fund Large Cap Responsible Equity
Nuveen Social Choice Low Carbon Equity Fund TIAA-CREF Social Choice Low Carbon Equity
Fund
Social Choice Low Carbon Equity
Nuveen Emerging Markets Equity Fund TIAA-CREF Emerging Markets Equity Fund Emerging Markets Equity
Nuveen International Equity Fund TIAA-CREF International Equity Fund International Equity
Nuveen International Opportunities Fund TIAA-CREF International Opportunities Fund International Opportunities
Nuveen Quant International Small Cap Equity
Fund
TIAA-CREF Quant International Small-Cap
Equity Fund
Quant International Small Cap Equity
Nuveen International Responsible Equity Fund TIAA-CREF Social Choice International Equity
Fund
International Responsible Equity

119
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation: The Funds pay the members of the Board all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds.
Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

Notes to Financial Statements
(continued)
120
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment
Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.
ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

121
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $6,456,491,697 $— $— $6,456,491,697
Short-Term Investments
:
Repurchase agreement — 24,300,000 — 24,300,000
Treasury debt — 5,132,069 — 5,132,069
Total $6,456,491,697 $29,432,069 $— $6,485,923,766
1 1 1 1 1
Large Cap Growth
Long-Term Investments
:
Common stocks $5,799,170,272 $378,932,483 $— $6,178,102,755
Investments purchased with collateral from securities lending 2,069,707 — — 2,069,707
Short-Term Investments
:
Government agency debt — 141,982 — 141,982
Repurchase agreement — 31,000,000 — 31,000,000
Total $5,801,239,979 $410,074,465 $— $6,211,314,444
1 1 1 1 1
Large Cap Value
Long-Term Investments
:
Common stocks $6,855,362,752 $— $— $6,855,362,752
Short-Term Investments
:
Government agency debt — 4,986,889 — 4,986,889
Repurchase agreement — 44,000,000 — 44,000,000
Treasury debt — 10,153,635 — 10,153,635
Total $6,855,362,752 $59,140,524 $— $6,914,503,276
1 1 1 1 1

Notes to Financial Statements
(continued)
122
Fund Level 1 Level 2 Level 3 Total
Mid Cap Growth
Long-Term Investments
:
Common stocks $898,691,453 $32,702,361 $1,537 $931,395,351
Investments purchased with collateral from securities lending 1,652,603 — — 1,652,603
Short-Term Investments
:
Government agency debt — 10,009,750 — 10,009,750
Total $900,344,056 $42,712,111 $1,537 $943,057,704
1 1 1 1 1
Mid Cap Value
Long-Term Investments
:
Common stocks $1,828,258,728 $— $— $1,828,258,728
Short-Term Investments
:
Government agency debt — 5,699,543 — 5,699,543
Treasury debt — 9,974,406 — 9,974,406
Total $1,828,258,728 $15,673,949 $— $1,843,932,677
1 1 1 1 1
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,403,502,201 $— $— $3,403,502,201
Investments purchased with collateral from securities lending 51,460,346 — — 51,460,346
Short-Term Investments
:
Government agency debt — 32,667,920 — 32,667,920
Treasury debt — 4,969,405 — 4,969,405
Investments in Derivatives
:
Futures contracts* (523,998) — — (523,998)
Total $3,454,438,549 $37,637,325 $— $3,492,075,874
1 1 1 1 1
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $1,359,214,529 $— $418 $1,359,214,947
Investment companies 14,114,000 — — 14,114,000
Investments purchased with collateral from securities lending 11,352,127 — — 11,352,127
Short-Term Investments
:
Government agency debt — 7,181,103 — 7,181,103
Total $1,384,680,656 $7,181,103 $418 $1,391,862,177
1 1 1 1 1
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $6,180,588,981 $— $— $6,180,588,981
Investment companies 9,177,720 — — 9,177,720
Short-Term Investments
:
Government agency debt — 11,750,113 — 11,750,113
Repurchase agreement — 17,300,000 — 17,300,000
Treasury debt — 10,163,137 — 10,163,137
Investments in Derivatives
:
Futures contracts* (774,553) — — (774,553)
Total $6,188,992,148 $39,213,250 $— $6,228,205,398
1 1 1 1 1
Social Choice Low Carbon Equity
Long-Term Investments
:
Common stocks $1,146,363,694 $— $— $1,146,363,694
Investments purchased with collateral from securities lending 931,765 — — 931,765
Short-Term Investments
:
Government agency debt — 6,175,229 — 6,175,229
Investments in Derivatives
:
Futures contracts* (121,959) — — (121,959)
Total $1,147,173,500 $6,175,229 $— $1,153,348,729
1 1 1 1 1
Emerging Markets Equity
Long-Term Investments
:
Common stocks $390,448,663 $1,266,089,913 $223 $1,656,538,799
Investments purchased with collateral from securities lending 16,919,187 — — 16,919,187
Short-Term Investments
:
Repurchase agreement — 10,200,000 — 10,200,000
Treasury debt — 9,109,417 — 9,109,417
Total $407,367,850 $1,285,399,330 $223 $1,692,767,403
1 1 1 1 1

123
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $783,755,165 $5,703,206,646 $— $6,486,961,811
Investments purchased with collateral from securities lending 126,163,541 — — 126,163,541
Short-Term Investments
:
Government agency debt — 767,904 — 767,904
Repurchase agreement — 13,800,000 — 13,800,000
Treasury debt — 15,066,445 — 15,066,445
Total $909,918,706 $5,732,840,995 $— $6,642,759,701
1 1 1 1 1
International Opportunities
Long-Term Investments
:
Common stocks $756,861,269 $1,572,671,256 $1,546 $2,329,534,071
Investments purchased with collateral from securities lending 47,006,241 — — 47,006,241
Short-Term Investments
:
Repurchase agreement — 10,300,000 — 10,300,000
Treasury debt — 10,169,128 — 10,169,128
Total $803,867,510 $1,593,140,384 $1,546 $2,397,009,440
1 1 1 1 1
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $242,944,778 $962,556,633 $6,686 $1,205,508,097
Investment companies 22,269,904 — — 22,269,904
Investments purchased with collateral from securities lending 14,239,664 — — 14,239,664
Total $279,454,346 $962,556,633 $6,686 $1,242,017,665
1 1 1 1 1
International Responsible Equity
Long-Term Investments
:
Common stocks $56,525,028 $1,539,472,155 $— $1,595,997,183
Investments purchased with collateral from securities lending 25,681,425 — — 25,681,425
Short-Term Investments
:
Repurchase agreement — 8,200,000 — 8,200,000
Treasury debt — 3,132,256 — 3,132,256
Investments in Derivatives
:
Futures contracts* (358,251) — — (358,251)
Total $81,848,202 $1,550,804,411 $— $1,632,652,613
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Core Equity Bank of New York Mellon $ 24,300,000 $ (24,786,087)
Large Cap Growth Bank of New York Mellon 31,000,000 (31,620,075)
Large Cap Value Bank of New York Mellon 44,000,000 (44,880,008)
Large Cap Responsible Equity Bank of New York Mellon 17,300,000 (17,646,042)
Emerging Markets Equity Bank of New York Mellon 10,200,000 (10,404,011)
International Equity Bank of New York Mellon 13,800,000 (14,076,020)
International Opportunities Bank of New York Mellon 10,300,000 (10,506,093)
International Responsible Equity Bank of New York Mellon 8,200,000 (8,364,080)

Notes to Financial Statements
(continued)
124
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and Sales:  Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, Quant Small Cap Equity, Large Cap Responsible Equity, Social Choice Low Carbon Equity
and International Responsible Equity used equity index futures to equitize cash in their portfolios.
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Large Cap Growth $9,318,317 $2,069,707 $7,977,387 $10,047,094
Mid Cap Growth 2,770,856 1,652,603 1,332,865 2,985,468
Quant Small Cap Equity 84,572,497 51,460,346 37,616,324 89,076,670
Quant Small/Mid Cap Equity 22,266,435 11,352,127 11,952,647 23,304,774
Social Choice Low Carbon Equity 2,380,337 931,765 1,558,180 2,489,945
Emerging Markets Equity 26,251,741 16,919,187 10,957,279 27,876,466
International Equity 121,411,654 126,163,541 – 126,163,541
International Opportunities 66,296,059 47,006,241 25,398,515 72,404,756
Quant International Small Cap Equity 26,222,459 14,239,664 13,670,785 27,910,449
International Responsible Equity 40,183,745 25,681,425 17,244,114 42,925,539
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
2.1
Core Equity $ 1,502,500,011 $ 2,221,759,203
2.2
Large Cap Growth 1,693,502,642 2,604,253,792
2.3
Large Cap Value 2,121,908,843 1,122,422,716
2.4
Mid Cap Growth 463,933,778 628,042,260
2.5
Mid Cap Value 829,269,715 972,584,832
2.6
Quant Small Cap Equity 2,538,554,605 2,392,383,454
2.7
Quant Small/Mid Cap Equity 1,092,171,706 1,096,234,177
2.8
Large Cap Responsible Equity 2,696,019,365 3,658,809,772
2.9
Social Choice Low Carbon Equity 211,626,761 508,306,999
3.01
Emerging Markets Equity 1,387,455,664 1,420,421,707
3.1
International Equity 847,599,023 1,403,467,295
3.2
International Opportunities 505,209,852 693,095,173
3.3
Quant International Small Cap Equity 1,387,227,297 1,471,585,929
3.4
International Responsible Equity 456,164,157 482,509,626

125
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
Fund Average Notional Amount of Futures Contracts Outstanding*
2.6
Quant Small Cap Equity $ 42,246,885
2.8
Large Cap Responsible Equity 22,299,227
2.9
Social Choice Low Carbon Equity 7,060,146
3.4
International Responsible Equity 13,961,358
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Quant Small Cap Equity
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (523,998)
1 1 1 1 1 1 1 1
Large Cap Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(774,553)
1 1 1 1 1 1 1 1
Social Choice Low Carbon Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(121,959)
1 1 1 1 1 1 1 1
International Responsible Equity
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(358,251)
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

Notes to Financial Statements
(continued)
126
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
2.6
Quant Small Cap Equity
Futures contracts Equity $ 7,122,050 $ 1,346,155
2.8
Large Cap Responsible Equity
Futures contracts Equity 10,194,171 (624,928)
2.9
Social Choice Low Carbon Equity
Futures contracts Equity 3,948,039 61,313
3.4
International Responsible Equity
Futures contracts Equity 3,150,678 (135,342)
Year Ended
10/31/24
Year Ended
10/31/23
2.1
Core Equity Shares Amount Shares Amount
Subscriptions:
Class A 1,551,115 $ 38,504,550 1,066,600 $ 23,020,356
Class I 131,706 1,941,665 66,271 957,193
Premier Class 247,960 3,669,275 58,861 836,429
Class R6 12,281,684 183,440,869 5,836,911 77,375,803
Retirement Class 3,980,626 63,561,097 847,898 12,399,595
Class W 4,553,676 68,277,358 15,152,326 198,864,254
Total subscriptions 22,746,767 359,394,814 23,028,867 313,453,630
Reinvestments of distributions:
Class A 8,646,053 185,053,857 3,397,446 66,947,456
Class I 62,060 786,861 17,917 228,420
Premier Class 101,733 1,294,172 55,653 708,617
Class R6 23,960,027 303,640,108 8,789,472 111,691,143
Retirement Class 6,756,759 88,664,579 2,490,097 32,528,002
Class W 32,461,512 407,412,638 10,835,970 136,316,498
Total reinvestments of distributions 71,988,144 986,852,215 25,586,555 348,420,136
Redemptions:
Class A (5,507,441) (136,280,326) (4,842,094) (103,341,168)
Class I (210,286) (3,179,887) (48,755) (649,153)
Premier Class (228,746) (3,529,369) (343,208) (4,951,560)
Class R6 (20,896,644) (311,282,266) (19,765,671) (274,245,055)
Retirement Class (3,693,637) (56,424,077) (4,306,009) (61,272,015)
Class W (39,326,997) (590,590,901) (37,040,728) (524,259,086)
Total redemptions (69,863,751) (1,101,286,826) (66,346,465) (968,718,037)
Net increase (decrease) from shareholder transactions 24,871,160 $ 244,960,203 (17,731,043) $ (306,844,271)

127
Year Ended
10/31/24
Year Ended
10/31/23
2.2
Large Cap Growth Shares Amount Shares Amount
Subscriptions:
Class A 1,664,876 $ 42,354,622 1,593,786 $ 30,962,118
Class I 110,790 2,872,026 15,889 314,591
Premier Class 132,827 3,317,310 95,171 1,762,839
Class R6 9,743,557 248,314,746 8,596,849 160,967,158
Retirement Class 1,656,033 40,295,505 2,095,862 41,264,346
Class W 5,958,631 156,576,146 13,425,170 252,888,169
Total subscriptions 19,266,714 493,730,355 25,822,727 488,159,221
Reinvestments of distributions:
Class A – – 88,510 1,463,076
Class I 266 6,023 686 11,383
Premier Class 71 1,605 1,637 27,185
Class R6 148,500 3,370,945 278,362 4,623,586
Retirement Class 2,689 60,378 18,357 301,793
Class W 670,234 15,194,214 1,065,651 17,679,144
Total reinvestments of distributions 821,760 18,633,165 1,453,203 24,106,167
Redemptions:
Class A (4,099,568) (105,731,293) (4,430,891) (83,221,061)
Class I (87,229) (2,370,082) (62,318) (1,070,074)
Premier Class (366,938) (10,049,077) (412,955) (8,020,575)
Class R6 (15,302,380) (388,999,643) (19,438,620) (356,433,008)
Retirement Class (3,153,356) (81,811,841) (2,255,408) (41,859,700)
Class W (30,967,230) (814,656,032) (31,710,984) (598,070,577)
Total redemptions (53,976,701) (1,403,617,968) (58,311,176) (1,088,674,995)
Net increase (decrease) from shareholder transactions (33,888,227) $ (891,254,448) (31,035,246) $ (576,409,607)
Year Ended
10/31/24
Year Ended
10/31/23
2.3
Large Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 342,105 $ 6,951,327 214,585 $ 4,019,654
Class I 5,168 113,657 6,025 118,229
Premier Class 1,164,317 24,095,459 493,688 9,789,623
Class R6 42,851,735 915,683,840 11,310,657 223,723,159
Retirement Class 19,439,851 418,147,150 3,140,859 60,966,521
Class W 11,041,329 241,178,947 10,714,577 210,500,816
Total subscriptions 74,844,505 1,606,170,380 25,880,391 509,118,002
Reinvestments of distributions:
Class A 664,368 11,905,473 459,125 8,291,792
Class I 2,160 41,140 1,143 21,826
Premier Class 169,913 3,235,151 205,487 3,922,746
Class R6 8,873,121 169,121,679 5,413,517 103,452,307
Retirement Class 2,286,087 43,412,797 1,421,753 27,084,386
Class W 9,601,832 182,818,865 7,272,528 138,905,276
Total reinvestments of distributions 21,597,481 410,535,105 14,773,553 281,678,333
Redemptions:
Class A (840,229) (16,736,111) (860,073) (16,015,204)
Class I (12,928) (276,092) (1,799) (35,024)
Premier Class (586,757) (13,241,957) (2,572,170) (51,041,537)
Class R6 (5,629,174) (116,629,822) (13,839,934) (271,551,079)
Retirement Class (1,610,542) (33,425,526) (3,532,950) (69,689,694)
Class W (25,134,786) (540,382,946) (34,469,435) (688,281,406)
Total redemptions (33,814,416) (720,692,454) (55,276,361) (1,096,613,944)
Net increase (decrease) from shareholder transactions 62,627,570 $ 1,296,013,031 (14,622,417) $ (305,817,609)

Notes to Financial Statements
(continued)
128
Year Ended
10/31/24
Year Ended
10/31/23
2.4
Mid Cap Growth Shares Amount Shares Amount
Subscriptions:
Class A 243,880 $ 4,627,083 257,150 $ 4,314,503
Class I 8,714 178,868 8,523 151,391
Premier Class 185,434 3,426,382 128,677 2,254,873
Class R6 757,398 15,444,604 761,900 13,662,934
Retirement Class 248,452 4,793,827 435,812 7,451,690
Total subscriptions 1,443,878 28,470,764 1,592,062 27,835,391
Reinvestments of distributions:
Class A – – 38,263 607,615
Class I 5 101 48 804
Premier Class – – 6,871 114,134
Class R6 55,040 1,033,100 200,541 3,369,082
Retirement Class – – 57,447 915,705
Total reinvestments of distributions 55,045 1,033,201 303,170 5,007,340
Redemptions:
Class A (1,592,176) (30,172,147) (1,178,524) (19,900,120)
Class I (11,398) (229,905) (8,991) (163,676)
Premier Class (377,783) (7,535,369) (1,076,549) (19,275,587)
Class R6 (4,892,275) (98,442,828) (7,499,080) (131,405,678)
Retirement Class (3,131,970) (58,785,746) (3,242,935) (54,613,323)
Total redemptions (10,005,602) (195,165,995) (13,006,079) (225,358,384)
Net increase (decrease) from shareholder transactions (8,506,679) $ (165,662,030) (11,110,847) $ (192,515,653)
Year Ended
10/31/24
Year Ended
10/31/23
2.5
Mid Cap Value Shares Amount Shares Amount
Subscriptions:
Class A 251,358 $ 4,142,388 256,077 $ 3,839,590
Class I 469 7,433 635 10,089
Premier Class 615,555 9,746,949 315,069 4,927,530
Class R6 2,101,890 37,983,597 2,833,140 43,612,111
Retirement Class 1,745,190 32,012,852 786,057 12,077,784
Total subscriptions 4,714,462 83,893,219 4,190,978 64,467,104
Reinvestments of distributions:
Class A 177,785 2,657,881 1,794,076 26,032,046
Class I 347 5,443 3,309 50,331
Premier Class 31,668 496,870 472,687 7,189,571
Class R6 1,092,977 17,159,732 9,382,788 142,899,864
Retirement Class 378,312 5,890,324 4,041,878 60,991,942
Total reinvestments of distributions 1,681,089 26,210,250 15,694,738 237,163,754
Redemptions:
Class A (1,539,023) (25,125,267) (1,329,563) (19,488,486)
Class I (13,743) (234,075) (3,712) (56,801)
Premier Class (794,239) (14,173,523) (2,116,560) (32,011,443)
Class R6 (7,663,892) (130,755,614) (9,869,995) (154,870,516)
Retirement Class (4,592,824) (76,141,352) (4,862,849) (74,525,734)
Total redemptions (14,603,721) (246,429,831) (18,182,679) (280,952,980)
Net increase (decrease) from shareholder transactions (8,208,170) $ (136,326,362) 1,703,037 $ 20,677,878

129
Year Ended
10/31/24
Year Ended
10/31/23
2.6
Quant Small Cap Equity Shares Amount Shares Amount
Subscriptions:
Class A 638,597 $ 11,047,934 560,914 $ 8,539,269
Class I 30,141 582,375 11,620 196,454
Premier Class 939,175 15,752,361 533,640 8,556,994
Class R6 15,662,011 287,845,995 11,916,915 191,173,401
Retirement Class 6,216,299 108,646,837 2,399,475 36,860,416
Class W 1,516,758 27,595,536 3,035,575 47,729,103
Total subscriptions 25,002,981 451,471,038 18,458,139 293,055,637
Reinvestments of distributions:
Class A 166,085 2,561,038 505,471 7,324,277
Class I 996 16,291 3,412 52,375
Premier Class 46,786 759,812 230,211 3,508,417
Class R6 2,249,370 36,799,697 5,912,184 90,752,021
Retirement Class 498,527 7,831,860 1,442,016 21,284,154
Class W 811,971 13,251,363 2,333,044 35,742,230
Total reinvestments of distributions 3,773,735 61,220,061 10,426,338 158,663,474
Redemptions:
Class A (1,126,488) (19,405,276) (894,414) (13,531,328)
Class I (29,198) (541,233) (23,124) (366,050)
Premier Class (531,691) (10,161,894) (2,505,266) (40,170,898)
Class R6 (6,030,118) (110,732,693) (12,379,357) (202,339,757)
Retirement Class (2,251,495) (38,755,850) (3,172,897) (48,562,528)
Class W (9,603,695) (176,117,857) (11,005,574) (180,387,591)
Total redemptions (19,572,685) (355,714,803) (29,980,632) (485,358,152)
Net increase (decrease) from shareholder transactions 9,204,031 $ 156,976,296 (1,096,155) $ (33,639,041)
Year Ended
10/31/24
Year Ended
10/31/23
2.7
Quant Small/Mid Cap Equity Shares Amount Shares Amount
Subscriptions:
Class A 419,451 $ 5,895,107 386,180 $ 4,757,185
Class I 4,530,505 64,010,391 1,503,636 18,799,259
Premier Class – – – –
Class R6 2,792,381 39,410,396 3,506,520 42,543,329
Retirement Class 8,689,854 126,935,792 7,607,800 94,870,828
Class W 952,186 13,748,721 1,966,233 24,590,891
Total subscriptions 17,384,377 250,000,407 14,970,369 185,561,492
Reinvestments of distributions:
Class A 36,381 469,309 98,768 1,171,387
Class I 72,925 948,754 97,241 1,163,005
Premier Class – – – –
Class R6 112,951 1,467,227 399,271 4,767,290
Retirement Class 678,507 8,752,745 1,629,553 19,326,503
Class W 1,443,551 18,751,724 5,052,909 60,331,731
Total reinvestments of distributions 2,344,315 30,389,759 7,277,742 86,759,916
Redemptions:
Class A (505,755) (7,238,916) (275,130) (3,360,050)
Class I (1,982,526) (27,981,645) (320,588) (4,101,637)
Premier Class – – – –
Class R6 (2,100,441) (30,878,377) (2,657,154) (32,892,398)
Retirement Class (677,019) (8,954,060) (2,000,907) (24,744,453)
Class W (13,038,010) (191,746,814) (27,293,415) (345,411,503)
Total redemptions (18,303,751) (266,799,812) (32,547,194) (410,510,041)
Net increase (decrease) from shareholder transactions 1,424,941 $ 13,590,354 (10,299,083) $ (138,188,633)

Notes to Financial Statements
(continued)
130
Year Ended
10/31/24
Year Ended
10/31/23
2.8
Large Cap Responsible Equity Shares Amount Shares Amount
Subscriptions:
Class A 991,962 $ 23,314,236 980,499 $ 20,181,765
Class I 160,076 4,338,119 320,131 7,460,838
Premier Class 196,768 5,327,833 501,570 11,776,220
Class R6 10,642,177 294,485,727 17,453,477 410,513,864
Retirement Class 257,204 7,352,078 1,215,413 30,316,983
Total subscriptions 12,248,187 334,817,993 20,471,090 480,249,670
Reinvestments of distributions:
Class A 1,743,814 36,759,578 1,447,972 28,452,626
Class I 83,889 2,064,516 70,354 1,598,445
Premier Class 87,731 2,153,793 138,358 3,135,205
Class R6 9,367,800 230,728,901 8,697,336 197,777,413
Retirement Class 1,628,579 40,958,754 1,506,586 34,952,806
Total reinvestments of distributions 12,911,813 312,665,542 11,860,606 265,916,495
Redemptions:
Class A (3,267,348) (77,020,085) (2,998,691) (61,649,899)
Class I (1,094,383) (30,513,712) (278,753) (6,662,844)
Premier Class (718,265) (19,908,936) (2,015,630) (48,871,789)
Class R6 (37,301,253) (1,034,808,479) (50,882,097) (1,199,830,114)
Retirement Class (6,219,841) (175,950,018) (6,671,668) (160,605,587)
Total redemptions (48,601,090) (1,338,201,230) (62,846,839) (1,477,620,233)
Net increase (decrease) from shareholder transactions (23,441,090) $ (690,717,695) (30,515,143) $ (731,454,068)
Year Ended
10/31/24
Year Ended
10/31/23
2.9
Social Choice Low Carbon Equity Shares Amount Shares Amount
Subscriptions:
Class A 388,855 $ 8,538,894 480,733 $ 8,573,133
Class I 22,415 479,896 40,604 716,072
Premier Class 24,093 523,214 75,099 1,325,866
Class R6 1,984,517 42,563,632 4,201,480 75,022,506
Retirement Class 112,197 2,368,232 3,050,217 54,647,984
Total subscriptions 2,532,077 54,473,868 7,848,133 140,285,561
Reinvestments of distributions:
Class A 49,810 950,867 49,616 837,526
Class I 3,955 75,747 7,781 131,732
Premier Class 4,026 77,332 5,737 97,420
Class R6 381,941 7,317,992 400,725 6,788,288
Retirement Class 511,166 9,747,936 508,905 8,580,131
Total reinvestments of distributions 950,898 18,169,874 972,764 16,435,097
Redemptions:
Class A (512,246) (10,731,747) (405,558) (7,205,792)
Class I (189,183) (4,280,570) (275,317) (5,066,489)
Premier Class (95,817) (1,961,025) (141,499) (2,581,379)
Class R6 (6,877,440) (145,780,554) (7,051,616) (124,431,228)
Retirement Class (9,592,949) (203,663,010) (1,916,430) (34,177,884)
Total redemptions (17,267,635) (366,416,906) (9,790,420) (173,462,772)
Net increase (decrease) from shareholder transactions (13,784,660) $ (293,773,164) (969,523) $ (16,742,114)

131
Year Ended
10/31/24
Year Ended
10/31/23
3.01
Emerging Markets Equity Shares Amount Shares Amount
Subscriptions:
Class A 271,106 $ 2,405,573 297,099 $ 2,312,179
Class I – – 832 6,900
Premier Class 115,890 934,449 111,669 848,039
Class R6 2,289,610 18,437,115 4,237,763 32,243,665
Retirement Class 309,802 2,547,289 988,139 7,543,670
Class W 34,531,314 279,228,198 35,544,822 271,575,651
Total subscriptions 37,517,722 303,552,624 41,180,324 314,530,104
Reinvestments of distributions:
Class A 26,993 205,147 – –
Class I 69 531 4 29
Premier Class 20,118 153,700 193 1,418
Class R6 911,628 6,946,604 15,028 110,456
Retirement Class 266,869 2,025,539 1,366 10,002
Class W 7,337,533 55,912,001 1,536,230 11,306,655
Total reinvestments of distributions 8,563,210 65,243,522 1,552,821 11,428,560
Redemptions:
Class A (396,043) (3,383,809) (355,858) (2,726,559)
Class I (185) (1,480) (14,666) (107,648)
Premier Class (67,272) (539,713) (611,711) (4,813,550)
Class R6 (7,925,099) (64,509,817) (6,345,619) (47,908,576)
Retirement Class (2,717,005) (21,794,411) (2,224,386) (16,883,952)
Class W (43,347,963) (357,880,737) (66,029,213) (504,863,996)
Total redemptions (54,453,567) (448,109,967) (75,581,453) (577,304,281)
Net increase (decrease) from shareholder transactions (8,372,635) $ (79,313,821) (32,848,308) $ (251,345,617)
Year Ended
10/31/24
Year Ended
10/31/23
3.1
International Equity Shares Amount Shares Amount
Subscriptions:
Class A 950,661 $ 7,820,779 658,303 $ 4,878,591
Class I 80,517 1,163,058 2,364 30,001
Premier Class 1,440,367 18,535,244 613,139 7,392,328
Class R6 14,565,237 198,884,624 14,257,274 174,657,876
Retirement Class 1,471,280 21,202,486 1,471,827 18,619,739
Class W 22,483,510 306,480,642 23,315,241 288,358,060
Total subscriptions 40,991,572 554,086,833 40,318,148 493,936,595
Reinvestments of distributions:
Class A 1,219,001 9,044,987 977,250 6,821,204
Class I 4,042 51,618 3,981 46,930
Premier Class 102,616 1,278,590 114,195 1,314,382
Class R6 5,293,275 65,954,208 4,376,215 50,413,993
Retirement Class 562,880 7,334,328 514,074 6,179,175
Class W 8,532,680 106,658,498 7,295,845 84,267,010
Total reinvestments of distributions 15,714,494 190,322,229 13,281,560 149,042,694
Redemptions:
Class A (3,100,473) (25,080,935) (2,728,994) (20,157,718)
Class I (28,765) (402,251) (46,005) (567,738)
Premier Class (974,591) (13,585,308) (3,023,139) (38,121,584)
Class R6 (37,767,143) (519,471,237) (29,605,333) (358,313,811)
Retirement Class (5,305,824) (73,650,333) (4,820,677) (61,606,701)
Class W (49,810,334) (695,730,188) (88,029,202) (1,068,979,171)
Total redemptions (96,987,130) (1,327,920,252) (128,253,350) (1,547,746,723)
Net increase (decrease) from shareholder transactions (40,281,064) $ (583,511,190) (74,653,642) $ (904,767,434)

Notes to Financial Statements
(continued)
132
Year Ended
10/31/24
Year Ended
10/31/23
3.2
International Opportunities Shares Amount Shares Amount
Subscriptions:
Class A 91,344 $ 1,383,107 390,013 $ 5,432,861
Class I 35,566 521,947 145,326 1,980,018
Premier Class 11,053 167,847 15,835 224,870
Class R6 1,057,911 15,916,848 1,498,600 20,511,064
Retirement Class 47,938 717,402 62,307 873,823
Class W 14,083,851 213,298,182 23,017,235 315,543,747
Total subscriptions 15,327,663 232,005,333 25,129,316 344,566,383
Reinvestments of distributions:
Class A 23,002 322,714 177 2,347
Class I 21,527 302,021 920 12,237
Premier Class 1,788 25,175 64 859
Class R6 123,969 1,740,525 4,498 59,920
Retirement Class 63,325 886,546 3,147 41,756
Class W 2,680,005 37,680,868 232,878 3,104,263
Total reinvestments of distributions 2,913,616 40,957,849 241,684 3,221,382
Redemptions:
Class A (547,954) (8,267,626) (629,844) (8,677,153)
Class I (673,357) (10,063,481) (2,645,531) (35,981,040)
Premier Class (28,344) (429,648) (5,959) (85,658)
Class R6 (1,585,579) (23,704,952) (1,981,548) (27,822,718)
Retirement Class (1,320,909) (19,717,171) (1,508,628) (20,862,527)
Class W (27,285,402) (410,975,831) (39,577,122) (552,103,316)
Total redemptions (31,441,545) (473,158,709) (46,348,632) (645,532,412)
Net increase (decrease) from shareholder transactions (13,200,266) $ (200,195,527) (20,977,632) $ (297,744,647)
Year Ended
10/31/24
Year Ended
10/31/23
3.3
Quant International Small Cap Equity Shares Amount Shares Amount
Subscriptions:
Class A 18,614 $ 203,054 4,692 $ 47,336
Class I 3,095 34,056 1,063 10,500
Premier Class – – – –
Class R6 438,873 4,733,858 481,377 4,580,068
Retirement Class 155,881 1,677,869 64,908 621,436
Class W 7,739,451 84,686,090 9,003,935 85,439,265
Total subscriptions 8,355,914 91,334,927 9,555,975 90,698,605
Reinvestments of distributions:
Class A 2,450 23,963 2,802 25,779
Class I 33 325 – –
Premier Class – – – –
Class R6 214,656 2,092,896 246,987 2,264,874
Retirement Class 21,911 213,633 31,212 285,902
Class W 4,217,705 41,164,803 4,848,269 44,458,629
Total reinvestments of distributions 4,456,755 43,495,620 5,129,270 47,035,184
Redemptions:
Class A (31,020) (333,938) (9,254) (88,434)
Class I (1,096) (11,367) – –
Premier Class – – – –
Class R6 (724,489) (7,654,552) (1,648,137) (15,784,111)
Retirement Class (275,552) (2,972,542) (304,494) (2,908,646)
Class W (17,838,238) (193,205,367) (33,267,454) (319,494,946)
Total redemptions (18,870,395) (204,177,766) (35,229,339)
(338,276,137)
Net increase (decrease) from shareholder transactions (6,057,726) $ (69,347,219) (20,544,094) $ (200,542,348)

133
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions, foreign taxes paid, investments in partnerships, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
Year Ended
10/31/24
Year Ended
10/31/23
3.4
International Responsible Equity Shares Amount Shares Amount
Subscriptions:
Class A 565,498 $ 7,592,410 825,344 $ 9,987,563
Class I 201,280 2,671,032 394,435 4,709,960
Premier Class 8,659 118,387 29,726 354,765
Class R6 11,642,529 153,930,409 16,877,883 199,416,898
Retirement Class 1,050,135 13,712,521 9,305,220 110,445,196
Total subscriptions 13,468,101 178,024,759 27,432,608 324,914,382
Reinvestments of distributions:
Class A 73,378 901,080 40,581 458,165
Class I 29,908 367,874 16,411 185,604
Premier Class 212 2,620 556 6,305
Class R6 1,621,242 19,957,489 990,732 11,205,179
Retirement Class 1,704,801 20,917,903 959,037 10,817,941
Total reinvestments of distributions 3,429,541 42,146,966 2,007,317 22,673,194
Redemptions:
Class A (462,533) (6,168,862) (521,218) (6,281,126)
Class I (221,065) (2,971,723) (216,827) (2,629,020)
Premier Class (36,926) (473,088) (8,517) (102,735)
Class R6 (12,598,298) (167,974,569) (20,432,948) (249,749,819)
Retirement Class (5,199,357) (69,428,841) (634,227) (7,768,805)
Total redemptions (18,518,179) (247,017,083) (21,813,737) (266,531,505)
Net increase (decrease) from shareholder transactions (1,620,537) $ (26,845,358) 7,626,188 $ 81,056,071
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
2.1
Core Equity $3,718,992,596 $2,825,767,262 $(58,836,092) $2,766,931,170
2.2
Large Cap Growth 2,633,376,772 3,679,613,696 (101,676,024) 3,577,937,672
2.3
Large Cap Value 4,532,691,865 2,465,960,731 (84,149,320) 2,381,811,411
2.4
Mid Cap Growth 748,625,804 238,379,613 (43,947,713) 194,431,900
2.5
Mid Cap Value 1,466,229,168 415,527,968 (37,824,459) 377,703,509
2.6
Quant Small Cap Equity 2,882,091,180 780,337,912 (170,353,218) 609,984,694
2.7
Quant Small/Mid Cap Equity 1,109,489,667 324,396,254 (42,023,744) 282,372,510
2.8
Large Cap Responsible Equity 3,555,480,000 2,826,873,094 (154,147,696) 2,672,725,398
2.9
Social Choice Low Carbon Equity 798,566,093 407,365,642 (52,583,006) 354,782,636
3.01
Emerging Markets Equity 1,582,689,123 362,911,725 (252,833,445) 110,078,280
3.1
International Equity 4,822,387,553 2,155,196,286 (334,824,138) 1,820,372,148
3.2
International Opportunities 1,774,841,735 766,726,219 (144,558,514) 622,167,705
3.3
Quant International Small Cap Equity 1,164,305,553 152,069,351 (74,357,239) 77,712,112
3.4
International Responsible Equity 1,396,651,395 326,223,702 (90,222,484) 236,001,218

Notes to Financial Statements
(continued)
134
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryovers:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
2.1
Core Equity $47,069,178 $516,819,467 $2,766,932,591 $– $– $(1,170,826) $3,329,650,410
2.2
Large Cap Growth 20,632,990 377,848,966 3,577,935,160 – – (603,906) 3,975,813,210
2.3
Large Cap Value 112,868,197 133,543,962 2,381,809,032 – – (1,147,617) 2,627,073,574
2.4
Mid Cap Growth – – 194,431,063 (134,050,753) (43,706) (469,698) 59,866,906
2.5
Mid Cap Value 19,949,253 93,517,700 377,703,508 – – (1,035,905) 490,134,556
2.6
Quant Small Cap Equity 45,586,938 334,071,881 609,984,694 – – (650,045) 988,993,468
2.7
Quant Small/Mid Cap Equity 23,451,891 140,800,662 282,372,510 – – (35,254) 446,589,809
2.8
Large Cap Responsible Equity 198,465,319 510,728,439 2,672,725,398 – – (718,174) 3,381,200,982
2.9
Social Choice Low Carbon Equity 25,979,021 37,715,414 354,782,636 – – (20,650) 418,456,421
3.01
Emerging Markets Equity 52,212,959 – 95,448,765 (365,928,618) – (170,262) (218,437,156)
3.1
International Equity 174,064,509 – 1,819,367,536 (434,081,322) – (1,476,722) 1,557,874,001
3.2
International Opportunities 44,828,908 – 622,021,823 (728,464,426) – (141,283) (61,754,978)
3.3
Quant International Small Cap Equity 41,958,330 – 75,419,976 (80,266,266) – (41,809) 37,070,231
3.4
International Responsible Equity 43,975,839 446,637 235,891,218 – – (22,161) 280,291,533
10/31/24 10/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
2.1
Core Equity $ 209,987,493 $ 826,687,972 $ 71,213,086 $ 321,647,144
2.2
Large Cap Growth 18,726,759 – 24,347,575 –
2.3
Large Cap Value 158,412,678 254,004,433 91,712,631 192,856,957
2.4
Mid Cap Growth 1,033,393 – 5,026,865 –
2.5
Mid Cap Value 26,325,064 – 49,254,478 189,016,300
2.6
Quant Small Cap Equity 31,429,791 29,906,299 26,204,855 132,786,805
2.7
Quant Small/Mid Cap Equity 13,494,562 17,716,728 13,065,386 73,777,892
2.8
Large Cap Responsible Equity 90,320,766 240,508,769 95,352,360 182,366,385
2.9
Social Choice Low Carbon Equity 19,447,756 – 11,676,669 6,418,358
3.01
Emerging Markets Equity 65,250,588 – 11,428,580 –
3.1
International Equity 194,052,944 – 151,962,741 –
3.2
International Opportunities 41,075,875 – 3,225,100 –
3.3
Quant International Small Cap Equity 43,500,796 – 47,040,438 –
3.4
International Responsible Equity 47,913,825 – 28,266,683 –
Fund Short-Term Long-Term Total
2.1
Core Equity $ – $ – $ –
2.2
Large Cap Growth – – –
2.3
Large Cap Value – – –
2.4
Mid Cap Growth 110,381,676 23,669,077 134,050,753
2.5
Mid Cap Value – – –
2.6
Quant Small Cap Equity – – –
2.7
Quant Small/Mid Cap Equity – – –
2.8
Large Cap Responsible Equity – – –
2.9
Social Choice Low Carbon Equity – – –
3.01
Emerging Markets Equity 199,272,013 166,656,605 365,928,618
3.1
International Equity 255,128,173 178,953,149 434,081,322
3.2
International Opportunities* 630,552,244 97,912,182 728,464,426
3.3
Quant International Small Cap Equity 80,266,266 – 80,266,266
3.4
International Responsible Equity – – –
* A portion of International Opportunities' capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.
Fund Utilized
2.1
Core Equity $–
2.2
Large Cap Growth 30,156,425
2.3
Large Cap Value –
2.4
Mid Cap Growth 5,093,031
2.5
Mid Cap Value 72,847,531
2.6
Quant Small Cap Equity –
2.7
Quant Small/Mid Cap Equity –
2.8
Large Cap Responsible Equity –
2.9
Social Choice Low Carbon Equity –

135
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statement of Operations are paid to the Adviser under the Service Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b-1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
Effective May 1, 2024, the management fee schedule for each Fund, other than the Large Cap Responsible Equity, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each such
Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the fund. With respect to the assets of each such Fund that are not eligible assets, those assets are subject to the maximum complex-level fee rate (0.1600%). As of May 1, 2024, 11% of the net assets of each such Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
Fund Utilized
3.01
Emerging Markets Equity 26,968,535
3.1
International Equity 35,234,917
3.2
International Opportunities 36,797,372
3.3
Quant International Small Cap Equity 95,147,627
3.4
International Responsible Equity 17,660,898
Complex Level Asset Breakpoint Level* Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible
Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

Notes to Financial Statements
(continued)
136
As of October 31, 2024, the complex-level fee rate for each Fund was as follows:
For the Large Cap Responsible Equity, the management fee schedule consists of one component, a Fund-level fee, based on the amount of assets within the Fund, and there are no changes to the investment management fees.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages.  Effective May
1, 2024, the fund-level fee range and maximum expense amount for each Fund is based on a percentage of average daily net assets according to the following rates:
Effective May 1, 2024, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon
Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
Fund
Complex-Level Fee
2.1
Core Equity 0.1597%
2.2
Large Cap Growth 0.1597%
2.3
Large Cap Value 0.1597%
2.4
Mid Cap Growth 0.1597%
2.5
Mid Cap Value 0.1597%
2.6
Quant Small Cap Equity 0.1597%
2.7
Quant Small/Mid Cap Equity 0.1597%
2.8
Large Cap Responsible Equity —%
2.9
Social Choice Low Carbon Equity 0.1597%
3.01
Emerging Markets Equity 0.1597%
3.1
International Equity 0.1597%
3.2
International Opportunities 0.1597%
3.3
Quant International Small Cap Equity 0.1597%
3.4
International Responsible Equity 0.1597%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Core Equity* 0.140% —0.290% 0.870% 0.670% 0.670% 0.520% 0.770% 0.520%
2.2
Large Cap Growth* 0.140% —0.290% 0.870 0.670 0.670 0.520 0.770 0.520
2.3
Large Cap Value* 0.140% —0.290% 0.870 0.670 0.670 0.520 0.770 0.520
2.4
Mid Cap Growth* 0.130% —0.320% 0.900 0.700 0.700 0.550 0.800 –
2.5
Mid Cap Value* 0.130% —0.320% 0.900 0.700 0.700 0.550 0.800 –
2.6
Quant Small Cap Equity* 0.110% —0.300% 0.880 0.680 0.680 0.530 0.780 0.530
2.7
Quant Small/Mid Cap Equity* 0.110% —0.300% 0.880 0.680 0.680 0.530 0.780 0.530
2.8
Large Cap Responsible Equity 0.150% 0.570 0.370 0.370 0.220 0.470 –
2.9
Social Choice Low Carbon Equity* 0.040% —0.090% 0.670 0.470 0.470 0.320 0.570 –
3.01
Emerging Markets Equity* 0.540% —0.690% 1.300 1.100 1.100 0.950 1.200 0.950
3.1
International Equity* 0.190% —0.340% 0.950 0.750 0.750 0.600 0.850 0.600
3.2
International Opportunities* 0.290% —0.440% 1.050 0.850 0.850 0.700 0.950 0.700
3.3
Quant International Small Cap Equity* 0.340% —0.490% 1.100 0.900 0.900 0.750 1.000 0.750
3.4
International Responsible Equity* 0.090% —0.140% 0.750 0.550 0.550 0.400 0.650 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.9
Social Choice Low Carbon Equity* 0.040% —0.090% 0.580% 0.380% 0.380% 0.230% 0.480% – %
3.4
International Responsible Equity* 0.090% —0.140% 0.650 0.450 0.450 0.300 0.550 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.

137
Prior to May 1, 2024, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2024, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds, which is disclosed below, is recognized in "Affiliated Income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period are recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities. During
the current fiscal period, the values of voluntary compensation were as follows:
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Core Equity* 0.300% —0.450% 0.870% 0.670% 0.670% 0.520% 0.770% 0.520%
2.2
Large Cap Growth* 0.300% —0.450% 0.870 0.670 0.670 0.520 0.770 0.520
2.3
Large Cap Value* 0.300% —0.450% 0.870 0.670 0.670 0.520 0.770 0.520
2.4
Mid Cap Growth* 0.290% —0.480% 0.900 0.700 0.700 0.550 0.800 –
2.5
Mid Cap Value* 0.290% —0.480% 0.900 0.700 0.700 0.550 0.800 –
2.6
Quant Small Cap Equity* 0.270% —0.460% 0.880 0.680 0.680 0.530 0.780 0.530
2.7
Quant Small/Mid Cap Equity* 0.270% —0.460% 0.880 0.680 0.680 0.530 0.780 0.530
2.8
Large Cap Responsible Equity 0.150% 0.570 0.370 0.370 0.220 0.470 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.670 0.470 0.470 0.320 0.570 –
3.01
Emerging Markets Equity* 0.700% —0.850% 1.300 1.100 1.100 0.950 1.200 0.950
3.1
International Equity* 0.350% —0.500% 0.950 0.750 0.750 0.600 0.850 0.600
3.2
International Opportunities* 0.450% —0.600% 1.050 0.850 0.850 0.700 0.950 0.700
3.3
Quant International Small Cap Equity* 0.500% —0.650% 1.100 0.900 0.900 0.750 1.000 0.750
3.4
International Responsible Equity* 0.250% —0.300% 0.750 0.550 0.550 0.400 0.650 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
2.1
Core Equity* 0.295% —0.445% 0.865% 0.665% 0.665% 0.515% 0.765% 0.515%
2.5
Mid Cap Value* 0.285% —0.475% 0.895 0.695 0.695 0.545 0.795 –
2.8
Large Cap Responsible Equity 0.140% 0.560 0.360 0.360 0.210 0.460 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.605 0.405 0.405 0.255 0.505 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
2.1
Core Equity $558,815
2.2
Large Cap Growth 929,304
2.3
Large Cap Value 728,300
2.4
Mid Cap Growth 149,197
2.5
Mid Cap Value 229,008
3.01
Emerging Markets Equity 300,035
3.1
International Equity 678,880
3.2
International Opportunities 378,849

Notes to Financial Statements
(continued)
138
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Nuveen Securities also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, Nuveen Securities compensated financial intermediaries directly with commission advances at the time of purchase as follows:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
Fund Purchases Sales Realized Gain (Loss)
Core Equity $ 7,110,067 $ 42,026,335 $ 1,142,270
Large Cap Growth 10,673,955 108,253,595 17,924,004
Large Cap Value – 3,898,610 560,981
Mid Cap Growth 8,841,200 9,900,712 2,965,551
Quant Small Cap Equity 9,997,469 2,184,435 1,067,984
Quant Small/Mid Cap Equity 3,544,827 2,350,844 (9,843)
Large Cap Responsible Equity 18,279,655 46,140,025 4,368,415
Social Choice Low Carbon Equity 5,076,580 9,921,793 1,467,341
International Equity 3,345,320 – –
Quant International Small Cap Equity 10,635,738 327,776 75,053
International Responsible Equity 14,664,740 12,935,608 (3,228,737)
Fund
Commission
Advances (Unaudited)
2.1
Core Equity $ —
2.2
Large Cap Growth 34
2.3
Large Cap Value —
2.4
Mid Cap Growth —
2.5
Mid Cap Value —
2.6
Quant Small Cap Equity —
2.7
Quant Small/Mid Cap Equity —
2.8
Large Cap Responsible Equity —
2.9
Social Choice Low Carbon Equity —
3.01
Emerging Markets Equity —
3.1
International Equity —
3.2
International Opportunities 1
3.3
Quant International Small Cap Equity —
3.4
International Responsible Equity —
Underlying Fund
Nuveen Lifecycle
Funds
Nuveen Lifestyle
Funds
Nuveen Managed
Allocation Fund TIAA Access Total
2.1
Core Equity 39% 2% 1% 6% 48%
2.2
Large Cap Growth 41 2 1 3 47
2.3
Large Cap Value 33 2 1 11 47
2.4
Mid Cap Growth – – – 18 18
2.5
Mid Cap Value – – – 24 24
2.6
Quant Small Cap Equity 14 1 – 11 26
2.7
Quant Small/Mid Cap Equity 42 2 1 – 45
2.8
Large Cap Responsible Equity – – – 5 5
2.9
Social Choice Low Carbon Equity – – – 2 2
3.01
Emerging Markets Equity 84 4 2 1 91
3.1
International Equity 51 2 2 9 64
3.2
International Opportunities 87 4 2 – 93
3.3
Quant International Small Cap Equity 92 4 2 – 98
3.4
International Responsible Equity – – – 9 9

139
Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:
*At October 31, 2024, the issuer was not an affiliated company of the Fund.
9. Emerging Markets Risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024.
Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.
During June 2024, the Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
There were no borrowings under this credit facility by the Funds during the current fiscal period.
Issue
Value at
10/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
10/31/24
Value at
10/31/24
Dividend
Income
Emerging Markets Equity
Common stocks
Brazil
Arcos Dorados Holdings, Inc $ 62,171,748 $ – $ 18,758,872 $ 4,670,649 $ (5,390,926) 4,845,925* $ 42,692,599 * $ 1 , 44 9, 709

Notes to Financial Statements
(continued)
140
12. Subsequent Event
Fund Reorganizations: As discussed earlier in these Notes to Financial Statements, the reorganization of Social Choice Low Carbon
Equity into Large Cap Responsible Equity was completed on December 13, 2024.

Important Tax Information
141
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net Long-Term
Capital Gains
2.1
Core Equity $ 870,323,629
2.2
Large Cap Growth 26,951,285
2.3
Large Cap Value 262,453,143
2.4
Mid Cap Growth –
2.5
Mid Cap Value 2,526,564
2.6
Quant Small Cap Equity 41,650,779
2.7
Quant Small/Mid Cap Equity 28,756,089
2.8
Large Cap Responsible Equity 318,026,351
2.9
Social Choice Low Carbon Equity 6,183,332
3.01
Emerging Markets Equity –
3.1
International Equity –
3.2
International Opportunities –
3.3
Quant International Small Cap Equity –
3.4
International Responsible Equity 1,786,227
Fund Percentage
2.1
Core Equity 34 .6%
2.2
Large Cap Growth 100 .0
2.3
Large Cap Value 58 .0
2.4
Mid Cap Growth 100 .0
2.5
Mid Cap Value 100 .0
2.6
Quant Small Cap Equity 76 .3
2.7
Quant Small/Mid Cap Equity 81 .4
2.8
Large Cap Responsible Equity 99 .3
2.9
Social Choice Low Carbon Equity 85 .9
3.01
Emerging Markets Equity 0 .1
3.1
International Equity —
3.2
International Opportunities —
3.3
Quant International Small Cap Equity 0 .1
3.4
International Responsible Equity —

Important Tax Information
(continued)
142
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund Percentage
2.1
Core Equity 35 .0%
2.2
Large Cap Growth 100 .0
2.3
Large Cap Value 61 .8
2.4
Mid Cap Growth 100 .0
2.5
Mid Cap Value 100 .0
2.6
Quant Small Cap Equity 79 .6
2.7
Quant Small/Mid Cap Equity 85 .9
2.8
Large Cap Responsible Equity 100 .0
2.9
Social Choice Low Carbon Equity 87 .9
3.01
Emerging Markets Equity 19 .3
3.1
International Equity 94 .0
3.2
International Opportunities 78 .6
3.3
Quant International Small Cap Equity 48 .8
3.4
International Responsible Equity 79 .7
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
2.1
Core Equity 0 .6% 1 .8%
2.2
Large Cap Growth 0 .4 —
2.3
Large Cap Value 0 .4 —
2.4
Mid Cap Growth 0 .7 —
2.5
Mid Cap Value 0 .1 —
2.6
Quant Small Cap Equity 1 .4 —
2.7
Quant Small/Mid Cap Equity 0 .2 —
2.8
Large Cap Responsible Equity 0 .2 —
2.9
Social Choice Low Carbon Equity 0 .3 —
3.01
Emerging Markets Equity 0 .1 —
3.1
International Equity — —
3.2
International Opportunities 0 .1 —
3.3
Quant International Small Cap Equity — —
3.4
International Responsible Equity 0 .2 —
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
2.1
Core Equity $ — $ — $ — $ —
2.2
Large Cap Growth — — — —
2.3
Large Cap Value — — — —
2.4
Mid Cap Growth — — — —
2.5
Mid Cap Value — — — —
2.6
Quant Small Cap Equity — — — —
2.7
Quant Small/Mid Cap Equity — — — —
2.8
Large Cap Responsible Equity — — — —
2.9
Social Choice Low Carbon Equity — — — —
3.01
Emerging Markets Equity 40,159,246 0.19996 5,938,009 0.02957
3.1
International Equity 179,565,011 0.37213 16,309,325 0.03380
3.2
International Opportunities 39,852,096 0.25452 4,724,758 0.03018
3.3
Quant International Small Cap Equity 37,638,135 0.33913 9,578,541 0.08631
3.4
International Responsible Equity 41,827,528 0.35434 3,308,169 0.02802

143
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund Percentage
2.1
Core Equity 0 .5%
2.2
Large Cap Growth 4 .9
2.3
Large Cap Value 1 .7
2.4
Mid Cap Growth 4 .2
2.5
Mid Cap Value 1 .5
2.6
Quant Small Cap Equity 3 .7
2.7
Quant Small/Mid Cap Equity 0 .9
2.8
Large Cap Responsible Equity 1 .2
2.9
Social Choice Low Carbon Equity 1 .9
3.01
Emerging Markets Equity 4 .7
3.1
International Equity 0 .9
3.2
International Opportunities 5 .4
3.3
Quant International Small Cap Equity 0 .1
3.4
International Responsible Equity 1 .2

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Equity Index Fund, Nuveen Large Cap Growth Index
Fund, Nuveen Large Cap Value Index Fund, Nuveen S&P 500 Index Fund, Nuveen Small Cap Blend Index Fund, Nuveen Emerging
Markets Equity Index Fund and Nuveen International Equity Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Equity
Index Fund, Nuveen Large Cap Growth Index Fund, Nuveen Large Cap Value Index Fund, Nuveen S&P 500 Index Fund, Nuveen Small
Cap Blend Index Fund, Nuveen Emerging Markets Equity Index Fund and Nuveen International Equity Index Fund (seven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended
October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolios of Investments October 31, 2024
Equity Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1.6%
102,643 (a) Adient plc $ 2,004,618
82,911 (a) American Axle & Manufacturing Holdings, Inc 468,447
238,352 (a) Aptiv plc 13,545,544
57,161 Atmus Filtration Technologies, Inc 2,225,849
204,944 BorgWarner, Inc 6,892,267
27,933 (a) Cooper-Standard Holdings, Inc 350,559
107,715 Dana Inc 826,174
20,044 (a) Dorman Products, Inc 2,285,617
3,405,066 Ford Motor Co 35,038,129
40,428 (a) Fox Factory Holding Corp 1,455,004
954,671 General Motors Co 48,459,100
177,823 Gentex Corp 5,389,815
25,155 (a) Gentherm, Inc 1,055,252
275,187 (a) Goodyear Tire & Rubber Co 2,204,248
127,748 Harley-Davidson, Inc 4,081,549
110,804 (a) Holley, Inc 286,982
18,139 LCI Industries 2,018,508
51,928 Lear Corp 4,972,625
640,885 (a),(b) Lucid Group, Inc 1,416,356
194,312 (a),(b) Luminar Technologies, Inc 150,670
43,958 (a) Modine Manufacturing Co 5,176,934
16,988 Patrick Industries, Inc 2,140,148
40,988 Phinia, Inc 1,909,221
251,662 (a),(b) QuantumScape Corp 1,296,059
688,446 (a),(b) Rivian Automotive, Inc 6,953,305
217,401 (a),(b) Solid Power, Inc 256,533
15,934 Standard Motor Products, Inc 512,916
19,766 (a) Stoneridge, Inc 138,164
2,399,206 (a) Tesla, Inc 599,441,619
41,295 Thor Industries, Inc 4,297,984
28,194 (a) Visteon Corp 2,544,509
23,560 Winnebago Industries, Inc 1,320,302
21,842 (a) XPEL, Inc 842,446
TOTAL AUTOMOBILES & COMPONENTS 761,957,453
BANKS - 3.8%
18,633 1st Source Corp 1,103,633
14,723 Amalgamated Financial Corp 488,288
25,834 Amerant Bancorp, Inc 550,781
48,454 Ameris Bancorp 3,003,663
27,215 Arrow Financial Corp 776,716
156,553 Associated Banc-Corp 3,716,568
91,335 Atlantic Union Bankshares Corp 3,452,463
44,566 (a) Axos Financial, Inc 3,018,009
112,080 Banc of California, Inc 1,721,549
24,715 Bancfirst Corp 2,686,768
37,392 (a) Bancorp, Inc 1,879,322
7,985 Bank First Corp 734,700
5,849,884 Bank of America Corp 244,642,149
34,424 (b) Bank of Hawaii Corp 2,486,445
6,575 Bank of Marin Bancorp 146,031
39,774 Bank of NT Butterfield & Son Ltd 1,454,535
90,703 Bank OZK 3,968,256
79,459 BankUnited, Inc 2,808,081
41,073 Banner Corp 2,630,315
12,845 Bar Harbor Bankshares 412,967
16,293 BCB Bancorp, Inc 197,797
43,571 Berkshire Hills Bancorp, Inc 1,186,438
33,023 BOK Financial Corp 3,508,033

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
15,598 (a) Bridgewater Bancshares, Inc $ 227,731
67,439 Brookline Bancorp, Inc 758,689
2,955 Burke & Herbert Financial Services Corp 187,170
19,568 Business First Bancshares, Inc 512,486
25,800 Byline Bancorp, Inc 694,278
143,139 Cadence Bank 4,785,137
11,105 Camden National Corp 465,855
191 Capital Bancorp, Inc 4,823
4,521 Capital City Bank Group, Inc 158,235
105,986 Capitol Federal Financial, Inc 683,080
15,958 (a) Carter Bankshares, Inc 293,627
82,639 Cathay General Bancorp 3,799,741
16,021 Central Pacific Financial Corp 431,606
1,665,981 Citigroup, Inc 106,906,001
5,190 Citizens & Northern Corp 98,195
413,701 Citizens Financial Group, Inc 17,425,086
13,280 City Holding Co 1,548,448
5,750 Civista Bancshares, Inc 117,127
7,874 CNB Financial Corp 199,842
14,705 (a) Coastal Financial Corp 926,268
167,425 Columbia Banking System, Inc 4,773,287
27,831 (a),(b) Columbia Financial, Inc 475,353
99,964 Comerica, Inc 6,368,706
116,569 Commerce Bancshares, Inc 7,285,562
60,022 Community Bank System, Inc 3,669,745
14,068 Community Trust Bancorp, Inc 728,722
32,974 ConnectOne Bancorp, Inc 799,290
32,218 (a) CrossFirst Bankshares, Inc 505,823
46,800 Cullen/Frost Bankers, Inc 5,959,980
32,680 (a) Customers Bancorp, Inc 1,507,528
139,451 CVB Financial Corp 2,709,533
28,972 Dime Community Bancshares, Inc 871,188
26,137 Eagle Bancorp, Inc 685,051
126,261 East West Bancorp, Inc 12,309,185
158,264 Eastern Bankshares, Inc 2,584,451
5,234 Enterprise Bancorp, Inc 168,064
28,968 Enterprise Financial Services Corp 1,527,193
11,154 Equity Bancshares, Inc 473,933
8,510 Esquire Financial Holdings, Inc 566,596
9,389 Farmers & Merchants Bancorp, Inc 254,536
11,812 Farmers National Banc Corp 162,533
34,406 FB Financial Corp 1,692,775
587,078 Fifth Third Bancorp 25,643,567
8,770 Financial Institutions, Inc 210,568
24,700 First Bancorp 1,029,990
158,461 First BanCorp 3,055,128
7,604 First Bancorp, Inc 196,944
14,763 First Bancshares, Inc 494,118
588 First Bank 8,326
38,527 First Busey Corp 936,591
8,793 First Business Financial Services, Inc 376,340
10,528 First Citizens Bancshares, Inc (Class A) 20,396,421
135,088 First Commonwealth Financial Corp 2,220,847
14,032 First Community Bancshares, Inc 581,767
73,937 First Financial Bancorp 1,891,308
112,033 First Financial Bankshares, Inc 4,048,873
4,322 First Financial Corp 185,673
113,382 First Foundation, Inc 763,061
135,411 First Hawaiian, Inc 3,350,068
502,723 First Horizon National Corp 8,712,190
96,845 First Interstate BancSystem, Inc 2,982,826
47,027 First Merchants Corp 1,742,350

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
12,091 First Mid Bancshares, Inc $ 461,272
12,529 First of Long Island Corp 157,552
9,917 (a) First Western Financial, Inc 188,522
15,276 Five Star Bancorp 459,502
42,707 Flushing Financial Corp 669,432
325,156 FNB Corp 4,714,762
194,217 Fulton Financial Corp 3,517,270
19,386 (a),(b) FVCBankcorp, Inc 252,503
19,355 German American Bancorp, Inc 783,684
101,511 Glacier Bancorp, Inc 5,293,799
7,132 Great Southern Bancorp, Inc 404,313
11,967 Greene County Bancorp, Inc 335,076
5,058 Guaranty Bancshares, Inc 166,206
70,171 Hancock Whitney Corp 3,654,506
29,083 Hanmi Financial Corp 665,128
39,598 HarborOne Bancorp, Inc 470,028
7,219 HBT Financial, Inc 154,198
34,542 Heartland Financial USA, Inc 2,055,249
55,657 Heritage Commerce Corp 540,429
28,290 Heritage Financial Corp 650,387
46,898 Hilltop Holdings, Inc 1,436,486
1,692 Hingham Institution For Savings The 428,956
2,890 Home Bancorp, Inc 136,263
183,082 Home Bancshares, Inc 4,996,308
32,654 HomeStreet, Inc 295,682
8,226 HomeTrust Bancshares, Inc 272,692
99,262 Hope Bancorp, Inc 1,229,856
37,769 Horizon Bancorp, Inc 605,059
1,192,416 Huntington Bancshares, Inc 18,589,765
16,001 Independent Bank Corp 524,513
41,058 Independent Bank Corp 2,582,548
27,575 Independent Bank Group, Inc 1,609,277
63,589 International Bancshares Corp 3,895,462
10,716 John Marshall Bancorp, Inc 228,679
2,471,647 JPMorgan Chase & Co 548,507,902
62,205 Kearny Financial Corp 434,813
839,749 Keycorp 14,485,670
19,759 Lakeland Financial Corp 1,285,718
23,057 Live Oak Bancshares, Inc 915,593
145,373 M&T Bank Corp 28,301,216
8,910 Mercantile Bank Corp 381,883
28,455 Metrocity Bankshares, Inc 841,699
15,723 (a) Metropolitan Bank Holding Corp 841,180
11,042 Mid Penn Bancorp, Inc 348,817
22,606 Midland States Bancorp, Inc 560,855
5,927 MidWestOne Financial Group, Inc 171,527
25,698 MVB Financial Corp 488,005
56,061 National Bank Holdings Corp 2,520,503
34,793 NBT Bancorp, Inc 1,547,593
196,976 (b) New York Community Bancorp, Inc 1,993,397
8,973 Nicolet Bankshares, Inc 912,464
9,353 Northeast Bank 831,108
27,798 Northeast Community Bancorp, Inc 721,636
44,937 Northfield Bancorp, Inc 528,908
101,413 Northwest Bancshares, Inc 1,347,779
2,718,360 (a) NU Holdings Ltd 41,020,052
52,078 OceanFirst Financial Corp 947,820
72,625 OFG Bancorp 2,924,609
244,450 Old National Bancorp 4,708,107
15,271 Old Second Bancorp, Inc 250,750
20,312 Origin Bancorp, Inc 637,594
3,618 Orrstown Financial Services, Inc 135,458

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
89,066 Pacific Premier Bancorp, Inc $ 2,272,074
11,574 Park National Corp 1,999,756
12,857 Parke Bancorp, Inc 271,540
22,883 Pathward Financial, Inc 1,619,201
10,253 Peapack Gladstone Financial Corp 329,531
23,125 Peoples Bancorp, Inc 711,787
8,138 Peoples Financial Services Corp 379,719
64,999 Pinnacle Financial Partners, Inc 6,854,144
385 (a) Pioneer Bancorp, Inc 4,312
344,969 PNC Financial Services Group, Inc 64,947,314
61,345 Popular, Inc 5,473,814
12,183 Preferred Bank 1,027,880
28,576 Premier Financial Corp 704,684
5,687 Primis Financial Corp 63,865
82,390 Prosperity Bancshares, Inc 6,030,948
65,632 Provident Financial Services, Inc 1,226,006
14,068 QCR Holdings, Inc 1,112,779
22,257 RBB Bancorp 494,105
4,522 Red River Bancshares, Inc 236,139
840,825 Regions Financial Corp 20,070,493
43,118 Renasant Corp 1,470,755
4,137 Republic Bancorp, Inc (Class A) 279,247
33,109 S&T Bancorp, Inc 1,257,480
34,709 Sandy Spring Bancorp, Inc 1,167,611
69,004 Seacoast Banking Corp of Florida 1,842,407
41,638 ServisFirst Bancshares, Inc 3,461,783
14,920 Shore Bancshares, Inc 216,937
5,250 Sierra Bancorp 149,100
98,370 Simmons First National Corp (Class A) 2,282,184
16,069 SmartFinancial, Inc 532,848
354 South Plains Financial, Inc 11,930
2,746 (a) Southern First Bancshares, Inc 104,925
5,675 Southern Missouri Bancorp, Inc 336,527
24,349 Southside Bancshares, Inc 788,908
69,727 SouthState Corp 6,800,474
38,203 Stellar Bancorp, Inc 1,039,886
21,096 Stock Yards Bancorp, Inc 1,360,270
110,649 Synovus Financial Corp 5,518,066
38,762 (a) Texas Capital Bancshares, Inc 2,982,736
11,131 Tompkins Trustco, Inc 718,395
56,169 Towne Bank 1,826,616
24,322 Trico Bancshares 1,039,279
17,672 (a) Triumph Financial, Inc 1,561,675
1,163,091 Truist Financial Corp 50,071,068
19,519 TrustCo Bank Corp NY 643,737
45,567 Trustmark Corp 1,582,086
38,832 UMB Financial Corp 4,261,035
130,431 United Bankshares, Inc 4,914,640
103,599 United Community Banks, Inc 2,948,427
22,107 Univest Financial Corp 615,238
1,351,377 US Bancorp 65,285,023
209,518 Valley National Bancorp 1,984,135
34,533 Veritex Holdings, Inc 932,391
81,289 Washington Federal, Inc 2,762,200
15,885 Washington Trust Bancorp, Inc 542,155
153,531 Webster Financial Corp 7,952,906
3,019,659 Wells Fargo & Co 196,036,262
51,566 WesBanco, Inc 1,621,751
8,366 West Bancorporation, Inc 180,455
20,400 Westamerica Bancorporation 1,051,008
91,934 Western Alliance Bancorp 7,649,828
47,822 Wintrust Financial Corp 5,542,092

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
47,065 WSFS Financial Corp $ 2,314,186
109,414 Zions Bancorporation 5,696,093
TOTAL BANKS 1,799,887,788
CAPITAL GOODS - 6.5%
90,270 (a) 3D Systems Corp 270,810
473,656 3M Co 60,850,586
100,665 A.O. Smith Corp 7,559,942
54,660 Aaon, Inc 6,243,265
23,678 (a) AAR Corp 1,389,899
26,578 Acuity Brands, Inc 7,991,739
57,160 Advanced Drainage Systems, Inc 8,567,141
115,971 Aecom Technology Corp 12,385,703
22,184 (a) Aerovironment, Inc 4,768,673
27,273 (a) AerSale Corp 143,729
53,417 AGCO Corp 5,333,153
77,906 Air Lease Corp 3,455,131
13,727 Alamo Group, Inc 2,327,276
34,459 Albany International Corp (Class A) 2,340,455
65,766 Allegion plc 9,182,907
6,208 Allied Motion Technologies, Inc 107,336
63,926 Allison Transmission Holdings, Inc 6,831,132
12,889 Alta Equipment Group, Inc 83,778
35,576 (a) Ameresco, Inc 1,094,674
27,449 (a) American Superconductor Corp 673,049
12,826 (a) American Woodmark Corp 1,163,446
194,228 Ametek, Inc 35,609,762
213,046 (a) API Group Corp 7,273,390
18,243 Apogee Enterprises, Inc 1,365,306
30,780 Applied Industrial Technologies, Inc 7,128,340
183,258 (a),(b) Archer Aviation, Inc 577,263
51,490 Arcosa, Inc 4,821,524
11,536 Argan, Inc 1,523,213
35,399 Armstrong World Industries, Inc 4,939,930
157,065 (a) Array Technologies, Inc 1,025,634
17,527 Astec Industries, Inc 557,008
17,487 (a) Astronics Corp 304,099
34,587 Atkore, Inc 2,966,181
60,126 (a) Axon Enterprise, Inc 25,463,361
100,862 (a) AZEK Co, Inc 4,437,928
18,025 AZZ, Inc 1,373,144
60,464 Barnes Group, Inc 2,827,297
45,670 (a) Beacon Roofing Supply, Inc 4,204,837
568,083 (a),(b) Blink Charging Co 1,124,804
162,550 (a),(b) Bloom Energy Corp 1,560,480
25,060 (a) Blue Bird Corp 1,055,277
11,068 (a) BlueLinx Holdings, Inc 1,211,503
593,351 (a) Boeing Co 88,593,238
33,731 Boise Cascade Co 4,487,235
11,845 (a) Bowman Consulting Group Ltd 240,454
40,102 Brookfield Business Corp 954,829
106,149 (a) Builders FirstSource, Inc 18,193,939
73,250 BWX Technologies, Inc 8,918,188
8,806 Cadre Holdings, Inc 306,185
41,080 Carlisle Cos, Inc 17,345,208
725,390 Carrier Global Corp 52,750,361
421,100 Caterpillar, Inc 158,417,820
531,871 (a),(b) ChargePoint Holdings, Inc 638,245
36,781 (a) Chart Industries, Inc 4,440,202
788,043 CNH Industrial NV 8,849,723
20,151 Columbus McKinnon Corp 641,003
28,861 Comfort Systems USA, Inc 11,285,805
887 (a) Concrete Pumping Holdings, Inc 4,923

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
28,626 (a) Construction Partners, Inc $ 2,253,725
143,688 (a) Core & Main, Inc 6,362,505
38,580 Crane Co 6,067,862
11,874 CSW Industrials, Inc 4,192,709
117,749 Cummins, Inc 38,737,066
33,427 Curtiss-Wright Corp 11,530,978
55,814 (a) Custom Truck One Source, Inc 228,279
218,306 Deere & Co 88,346,255
80,220 (a) DNOW, Inc 949,003
101,213 Donaldson Co, Inc 7,404,743
17,088 Douglas Dynamics, Inc 387,043
121,539 Dover Corp 23,010,979
7,460 (a) Ducommun, Inc 438,573
12,598 (a) DXP Enterprises, Inc 618,310
21,956 (a) Dycom Industries, Inc 3,827,589
344,369 Eaton Corp plc 114,185,873
39,624 EMCOR Group, Inc 17,675,078
490,669 Emerson Electric Co 53,124,733
46,405 (a) Energy Recovery, Inc 828,793
94,986 (a),(b) Energy Vault Holdings, Inc 177,624
55,416 Enerpac Tool Group Corp 2,444,954
33,465 EnerSys 3,241,420
116,702 (a),(b) Enovix Corp 1,050,902
16,390 EnPro Industries, Inc 2,386,548
56,109 Esab Corp 6,903,651
19,331 ESCO Technologies, Inc 2,426,814
497,980 Fastenal Co 38,932,076
46,155 Federal Signal Corp 3,764,863
98,402 Flowserve Corp 5,179,881
46,207 (a) Fluence Energy, Inc 1,005,002
157,983 (a) Fluor Corp 8,259,351
310,223 Fortive Corp 22,159,229
104,386 Fortune Brands Innovations, Inc 8,698,485
37,279 Franklin Electric Co, Inc 3,567,973
949,368 (a),(b) Freyr Battery, Inc 920,887
79,831 FTAI Aviation Ltd 10,732,480
511,812 (a),(b) FuelCell Energy, Inc 176,063
155,438 (a) Gates Industrial Corp plc 3,007,725
25,920 GATX Corp 3,570,739
232,607 (a) GE Vernova, Inc 70,168,228
26,667 (a) Gencor Industries, Inc 531,207
52,669 (a) Generac Holdings, Inc 8,719,353
233,177 General Dynamics Corp 67,996,745
940,633 General Electric Co 161,581,937
26,448 (a) Gibraltar Industries, Inc 1,784,976
25,662 Global Industrial Co 680,813
37,797 (a) GMS, Inc 3,397,572
18,896 Gorman-Rupp Co 698,207
147,695 Graco, Inc 12,029,758
149,154 (a),(b) GrafTech International Ltd 253,562
39,368 Granite Construction, Inc 3,308,880
60,950 (a) Great Lakes Dredge & Dock Corp 696,659
33,587 Greenbrier Cos, Inc 1,990,701
40,831 Griffon Corp 2,567,453
22,211 H&E Equipment Services, Inc 1,160,525
130,446 (a) Hayward Holdings, Inc 2,121,052
41,922 HEICO Corp 10,268,794
70,220 HEICO Corp (Class A) 13,482,942
23,945 Helios Technologies, Inc 1,104,583
25,702 Herc Holdings, Inc 5,375,316
78,974 Hexcel Corp 4,634,984
83,078 Hillenbrand, Inc 2,288,799

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
103,419 (a) Hillman Solutions Corp $ 1,096,241
567,092 Honeywell International, Inc 116,639,483
345,117 Howmet Aerospace, Inc 34,415,067
46,255 Hubbell, Inc 19,752,273
33,445 (a) Hudson Technologies, Inc 256,523
35,838 Huntington Ingalls Industries, Inc 6,628,596
306,800 (a),(b) Hyliion Holdings Corp 733,252
7,156 Hyster-Yale Materials Handling, Inc 454,191
59,644 IDEX Corp 12,801,988
8,756 (a) IES Holdings, Inc 1,914,631
254,634 Illinois Tool Works, Inc 66,492,576
353,391 Ingersoll Rand, Inc 33,925,536
15,632 Insteel Industries, Inc 421,595
66,579 ITT, Inc 9,329,049
82,032 (a) Janus International Group, Inc 603,756
95,278 (a) JELD-WEN Holding, Inc 1,349,136
30,832 John Bean Technologies Corp 3,435,301
573,236 Johnson Controls International plc 43,307,980
9,278 Kadant, Inc 3,090,131
63,395 Kennametal, Inc 1,605,161
110,429 (a) Kratos Defense & Security Solutions, Inc 2,508,947
167,378 L3Harris Technologies, Inc 41,421,034
4,474 (a) Lawson Products, Inc 172,249
28,805 Lennox International, Inc 17,357,029
47,468 (a) Leonardo DRS, Inc 1,427,363
16,978 (a) Limbach Holdings, Inc 1,289,819
47,515 Lincoln Electric Holdings, Inc 9,149,488
8,406 Lindsay Corp 1,006,198
2,965 (a),(b) Loar Holdings, Inc 255,524
185,318 Lockheed Martin Corp 101,192,894
32,814 LSI Industries, Inc 536,837
30,526 Luxfer Holdings plc 438,353
25,887 (a) Manitowoc Co, Inc 241,785
195,438 Masco Corp 15,617,451
47,879 (a) Mastec, Inc 5,883,850
104,386 (a) Masterbrand, Inc 1,874,773
26,438 (a) Mayville Engineering Co Inc 541,186
21,770 McGrath RentCorp 2,475,249
197,279 MDU Resources Group, Inc 5,691,499
56,073 (a) Mercury Computer Systems, Inc 1,813,962
46,376 (a) Middleby Corp 6,014,967
12,532 Miller Industries, Inc 822,600
27,127 Moog, Inc (Class A) 5,116,152
74,482 (a) MRC Global, Inc 913,149
40,108 MSC Industrial Direct Co (Class A) 3,171,340
91,520 Mueller Industries, Inc 7,501,894
123,593 Mueller Water Products, Inc (Class A) 2,668,373
15,607 (a) MYR Group, Inc 2,044,517
3,753 National Presto Industries, Inc 269,953
142,159 (a) NEXTracker, Inc 5,660,771
50,093 Nordson Corp 12,417,554
119,205 Northrop Grumman Corp 60,677,729
5,136 (a) Northwest Pipe Co 230,555
63,246 (a),(b) NuScale Power Corp 1,210,528
157,302 nVent Electric plc 11,730,010
2,380 Omega Flex, Inc 121,666
174,014 (a) Orion Marine Group, Inc 1,063,226
51,245 Oshkosh Corp 5,239,289
346,378 Otis Worldwide Corp 34,014,320
77,678 Owens Corning, Inc 13,732,694
444,021 PACCAR, Inc 46,302,510
17,348 Park Aerospace Corp 234,718

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
110,858 Parker-Hannifin Corp $ 70,291,732
27,211 (a) Parsons Corp 2,943,142
133,782 Pentair plc 13,260,472
445,266 (a),(b) Plug Power, Inc 872,721
6,237 Powell Industries, Inc 1,590,310
1,157 Preformed Line Products Co 142,311
58,364 Primoris Services Corp 3,654,754
20,651 (a) Proto Labs, Inc 565,837
24,588 Quanex Building Products Corp 714,527
124,631 Quanta Services, Inc 37,592,449
25,790 (a) RBC Bearings, Inc 7,230,227
60,202 (a),(b) Redwire Corp 462,953
58,146 Regal-Beloit Corp 9,683,635
112,180 (a) Resideo Technologies, Inc 2,206,581
34,968 REV Group, Inc 926,652
241,774 (a),(b) Rocket Lab USA, Inc 2,586,982
102,202 Rockwell Automation, Inc 27,258,295
1,153,893 RTX Corp 139,609,514
6,598 Rush Enterprises, Inc 320,399
44,730 Rush Enterprises, Inc (Class A) 2,530,823
134,984 Sensata Technologies Holding plc 4,635,351
198,020 (a),(b) SES AI Corp 93,723
140,450 (a) Shoals Technologies Group, Inc 759,835
24,827 Shyft Group, Inc 320,765
37,416 Simpson Manufacturing Co, Inc 6,727,023
40,856 (a) SiteOne Landscape Supply, Inc 5,709,217
46,027 Snap-On, Inc 15,194,894
96,167 (a) Spirit Aerosystems Holdings, Inc (Class A) 3,112,926
33,039 (a) SPX Technologies, Inc 4,740,766
8,453 Standex International Corp 1,554,338
130,458 Stanley Black & Decker, Inc 12,124,767
23,409 (a) Sterling Construction Co, Inc 3,615,520
191,646 (a) Sunrun, Inc 2,769,285
14,406 Tecnoglass, Inc 987,243
24,854 Tennant Co 2,176,216
69,107 Terex Corp 3,573,523
169,213 Textron, Inc 13,608,109
22,578 (a) Thermon Group Holdings, Inc 591,769
48,377 Timken Co 4,015,291
51,987 (a) Titan International, Inc 334,796
13,882 (a),(b) Titan Machinery, Inc 190,530
91,243 Toro Co 7,343,237
196,741 Trane Technologies plc 72,825,649
5,151 (a) Transcat, Inc 492,281
46,529 TransDigm Group, Inc 60,594,717
100,182 (a) Trex Co, Inc 7,097,895
67,174 Trinity Industries, Inc 2,302,725
47,307 (a) Triumph Group, Inc 654,729
49,355 (a) Tutor Perini Corp 1,279,282
59,386 UFP Industries, Inc 7,265,283
57,899 United Rentals, Inc 47,060,307
11,489 (a) V2X, Inc 707,722
18,457 Valmont Industries, Inc 5,752,678
304,683 Vertiv Holdings Co 33,298,805
15,571 (a) Vicor Corp 711,750
16,951 (a),(b) Virgin Galactic Holdings, Inc 111,368
38,013 W.W. Grainger, Inc 42,165,160
39,430 (b) Wabash National Corp 687,659
29,046 Watsco, Inc 13,739,048
26,804 Watts Water Technologies, Inc (Class A) 5,108,574
40,493 WESCO International, Inc 7,773,441
150,557 Westinghouse Air Brake Technologies Corp 28,301,705

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
168,942 (a) WillScot Mobile Mini Holdings Corp $ 5,598,738
55,521 Woodward Inc 9,110,441
35,235 (a) Xometry, Inc 693,425
211,534 Xylem, Inc 25,760,611
140,071 Zurn Elkay Water Solutions Corp 5,056,563
TOTAL CAPITAL GOODS 3,108,881,739
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
71,796 ABM Industries, Inc 3,809,496
91,019 ACCO Brands Corp 445,993
110,227 (a) ACV Auctions, Inc 1,905,825
380,551 (a) Alight, Inc 2,637,218
108,944 (a) Amentum Holdings, Inc 3,239,995
13,852 Aris Water Solution, Inc 228,558
42,312 (a) ASGN, Inc 3,896,935
779,327 (a) Aurora Innovation, Inc 4,048,604
350,458 Automatic Data Processing, Inc 101,366,472
21,308 Barrett Business Services, Inc 771,136
27,933 (a),(b) BlackSky Technology, Inc 176,537
110,250 Booz Allen Hamilton Holding Corp 20,028,015
34,803 (a) BrightView Holdings, Inc 570,073
35,470 Brink's Co 3,645,961
104,604 Broadridge Financial Solutions, Inc 22,056,799
21,645 (a) CACI International, Inc (Class A) 11,960,161
41,616 (a) Casella Waste Systems, Inc (Class A) 4,073,374
43,111 (a) CBIZ, Inc 2,971,641
25,717 (a) CECO Environmental Corp 612,065
13,622 (a) Cimpress plc 940,054
293,285 Cintas Corp 60,360,986
387,769 (a),(b) Clarivate plc 2,559,275
44,744 (a) Clean Harbors, Inc 10,347,497
31,316 Concentrix Corp 1,331,243
132,462 (a) Conduent, Inc 476,863
738,268 (a) Copart, Inc 37,998,654
100,942 (a) CoreCivic, Inc 1,394,009
357,188 (a) CoStar Group, Inc 25,999,715
4,484 CRA International, Inc 816,716
26,157 CSG Systems International, Inc 1,219,178
30,980 Deluxe Corp 581,185
75,581 (a) Driven Brands Holdings, Inc 1,122,378
196,245 Dun & Bradstreet Holdings, Inc 2,333,353
78,667 Ennis, Inc 1,601,660
108,554 Equifax, Inc 28,768,981
132,285 (a) ExlService Holdings, Inc 5,512,316
41,992 Exponent, Inc 3,963,205
46,013 (a) First Advantage Corp 833,756
8,190 (a) Forrester Research, Inc 120,147
9,141 (a) Franklin Covey Co 363,903
31,944 (a) FTI Consulting, Inc 6,231,636
161,326 Genpact Ltd 6,157,813
97,493 (a) GEO Group, Inc 1,479,944
61,320 (a) Harsco Corp 469,711
56,484 (a) Healthcare Services Group 619,629
14,986 Heidrick & Struggles International, Inc 585,353
56,093 Herman Miller, Inc 1,254,239
39,729 HNI Corp 1,957,845
17,579 (a) Huron Consulting Group, Inc 2,034,418
14,225 ICF International, Inc 2,398,193
32,868 (a),(b) Innodata, Inc 660,975
30,132 Insperity, Inc 2,373,498
40,589 Interface, Inc 709,090
108,944 Jacobs Solutions, Inc 15,315,348
126,396 KBR, Inc 8,469,796

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
25,446 Kelly Services, Inc (Class A) $ 508,666
14,799 Kforce, Inc 855,234
44,482 Korn/Ferry International 3,142,653
82,778 (a) Legalzoom.com, Inc 594,346
115,337 Leidos Holdings, Inc 21,125,125
20,481 (a) Liquidity Services, Inc 441,980
39,935 Manpower, Inc 2,509,915
23,701 Matthews International Corp (Class A) 551,996
58,381 MAXIMUS, Inc 5,046,454
51,680 (a) Mistras Group, Inc 436,696
19,414 (a) Montrose Environmental Group, Inc 511,947
29,217 MSA Safety, Inc 4,848,561
8,091 NL Industries, Inc 60,602
44,132 (a) NV5 Global, Inc 1,008,416
99,756 (a) OPENLANE, Inc 1,576,145
279,078 Paychex, Inc 38,883,938
44,093 Paycom Software, Inc 9,216,760
131,794 Pitney Bowes, Inc 950,235
120,113 (a) Planet Labs PBC 265,450
83,380 (b) Quad Graphics, Inc 529,463
151,028 RB Global, Inc 12,798,113
10,928 (a) Red Violet, Inc 328,714
178,089 Republic Services, Inc 35,261,622
31,570 Resources Connection, Inc 254,138
95,845 Robert Half International, Inc 6,528,003
231,850 Rollins, Inc 10,929,409
43,704 Science Applications International Corp 6,306,050
191,383 SS&C Technologies Holdings, Inc 13,383,413
72,578 Steelcase, Inc (Class A) 873,113
87,824 (a) Stericycle, Inc 5,398,541
11,647 (a) Sterling Check Corp 202,580
239,975 Tetra Tech, Inc 11,729,978
166,720 TransUnion 16,888,736
31,176 TriNet Group, Inc 2,646,531
27,408 (a) TrueBlue, Inc 205,286
13,566 TTEC Holdings, Inc 70,543
16,144 Unifirst Corp 2,902,853
86,222 (a) Upwork, Inc 1,169,170
213,791 Veralto Corp 21,847,302
125,365 Verisk Analytics, Inc 34,440,273
157,937 (a) Verra Mobility Corp 4,101,624
101,978 Vestis Corp 1,378,743
14,279 (a) Viad Corp 534,606
103,449 (b) Virco Mfg. Corp 1,451,389
7,529 (b) VSE Corp 772,626
348,356 Waste Management, Inc 75,192,643
7,913 (a) Willdan Group, Inc 374,364
32,019 (a) WNS Holdings Ltd 1,536,592
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 790,378,957
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.5%
19,450 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 161,824
41,896 (a) Abercrombie & Fitch Co (Class A) 5,521,474
71,514 Academy Sports & Outdoors, Inc 3,637,202
48,894 Advance Auto Parts, Inc 1,745,027
8,016,074 (a) Amazon.com, Inc 1,494,196,194
151,292 American Eagle Outfitters, Inc 2,963,810
4,429 (a) America's Car-Mart, Inc 172,908
37,251 Arhaus, Inc 315,888
88,408 Arko Corp 587,913
17,268 (a) Asbury Automotive Group, Inc 3,934,341
27,134 (a) Autonation, Inc 4,218,523
15,045 (a) Autozone, Inc 45,270,405

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
196,056 (a),(b) BARK, Inc $ 284,281
191,637 Bath & Body Works, Inc 5,438,658
174,190 Best Buy Co, Inc 15,752,002
21,956 (a) Boot Barn Holdings, Inc 2,734,620
43,151 (b) Buckle, Inc 1,836,507
16,431 Build-A-Bear Workshop, Inc 625,857
54,905 (a) Burlington Stores, Inc 13,603,812
27,131 (b) Caleres, Inc 809,860
45,155 Camping World Holdings, Inc 905,809
128,771 (a) Carmax, Inc 9,320,445
90,794 (a) Carvana Co 22,454,264
978,019 (a) Coupang, Inc 25,223,110
44,243 (b) Designer Brands, Inc 230,506
74,785 (a) Destination XL Group, Inc 200,050
47,280 Dick's Sporting Goods, Inc 9,255,060
3,335 (b) Dillard's, Inc (Class A) 1,239,019
420,873 eBay, Inc 24,204,406
106,237 (a) Etsy, Inc 5,464,831
3,909 (a),(b) EVgo, Inc 30,647
175,632 Ferguson Enterprises, Inc 34,553,840
46,886 (a) Five Below, Inc 4,444,324
89,712 (a) Floor & Decor Holdings, Inc 9,244,822
85,370 Foot Locker, Inc 1,979,730
16,268 (a),(b) Funko, Inc 192,613
322,861 (a) GameStop Corp (Class A) 7,161,057
166,065 Gap, Inc 3,449,170
10,885 (a) Genesco, Inc 278,874
123,926 Genuine Parts Co 14,214,312
19,249 (a),(b) GigaCloud Technology, Inc 438,300
12,919 Group 1 Automotive, Inc 4,706,650
19,850 (a),(b) Groupon, Inc 203,661
113,852 (a),(b) GrowGeneration Corp 233,966
12,079 Haverty Furniture Cos, Inc 267,550
854,465 Home Depot, Inc 336,445,594
102,329 (b) Kohl's Corp 1,891,040
29,092 (a),(b) Lands' End, Inc 457,908
119,702 (a),(b) Leslie's, Inc 321,998
25,514 Lithia Motors, Inc (Class A) 8,480,088
234,155 LKQ Corp 8,614,562
493,136 Lowe's Cos, Inc 129,117,799
239,583 Macy's, Inc 3,675,203
14,865 (a) MarineMax, Inc 433,017
24,916 Monro Muffler, Inc 682,948
14,919 Murphy USA, Inc 7,287,186
60,209 (a) National Vision Holdings, Inc 626,174
86,070 Nordstrom, Inc 1,946,043
35,743 (a) ODP Corp 1,109,105
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 5,249,921
7,506 (a),(b) OneWater Marine, Inc 163,406
49,630 (a) O'Reilly Automotive, Inc 57,230,338
32,132 (a) Overstock.com, Inc 205,966
10,999 Penske Auto Group, Inc 1,656,119
63,078 (a) Petco Health & Wellness Co, Inc 269,343
32,909 Pool Corp 11,901,211
127,958 (a),(b) RealReal, Inc 371,078
26,266 (a) Revolve Group, Inc 651,922
15,040 (a) RH 4,783,472
280,318 Ross Stores, Inc 39,166,031
82,883 (a) Sally Beauty Holdings, Inc 1,077,479
22,839 (a),(b) Savers Value Village, Inc 233,643
10,676 Shoe Carnival, Inc 365,867
39,515 Signet Jewelers Ltd 3,622,735

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
17,467 (a) Sleep Number Corp $ 239,298
17,973 Sonic Automotive, Inc (Class A) 1,019,608
107,982 (a) Stitch Fix, Inc 340,683
83,380 (a) ThredUp, Inc 51,404
16,584 (a) Tilly's, Inc 66,668
969,576 TJX Cos, Inc 109,591,175
21,328 (a),(b) Torrid Holdings, Inc 77,421
95,996 Tractor Supply Co 25,487,898
41,546 (a) Ulta Beauty, Inc 15,329,643
62,519 Upbound Group, Inc 1,828,056
53,953 (a) Urban Outfitters, Inc 1,939,610
113,676 (a) Valvoline, Inc 4,578,869
67,822 (a) Victoria's Secret & Co 2,052,294
64,680 (a) Warby Parker, Inc 1,095,032
74,009 (a),(b) Wayfair, Inc 3,169,805
111,458 Williams-Sonoma, Inc 14,949,862
3,199 Winmark Corp 1,192,875
17,055 (a) Zumiez, Inc 351,333
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,595,106,852
CONSUMER DURABLES & APPAREL - 1.0%
29,457 Acushnet Holdings Corp 1,805,714
67,518 (a),(b) Amer Sports, Inc 1,205,196
48,209 (a),(b) AMMO, Inc 52,066
37,938 (a) Beazer Homes USA, Inc 1,166,973
26,444 (a) BK LC Lux Finco 2 Sarl 1,216,424
70,933 Brunswick Corp 5,656,197
107,866 (a) Callaway Golf Co 1,047,379
87,246 (a) Capri Holdings Ltd 1,722,236
31,801 Carter's, Inc 1,739,515
7,534 (a) Cavco Industries, Inc 3,087,396
32,019 Century Communities, Inc 2,838,805
17,828 Clarus Corp 75,056
30,881 Columbia Sportswear Co 2,484,994
39,614 Cricut, Inc 260,660
54,538 (a) Crocs, Inc 5,880,287
129,474 (a) Deckers Outdoor Corp 20,831,072
255,813 DR Horton, Inc 43,232,397
28,420 (a) Dream Finders Homes, Inc 848,337
17,863 Ethan Allen Interiors, Inc 494,269
139,793 (a) Garmin Ltd 27,727,942
32,892 (a) G-III Apparel Group Ltd 995,970
95,226 (a) GoPro, Inc 128,555
22,207 (a) Green Brick Partners, Inc 1,532,505
354,000 (a) Hanesbrands, Inc 2,460,300
113,125 Hasbro, Inc 7,424,394
17,902 (a) Helen of Troy Ltd 1,139,462
5,395 (a) Hovnanian Enterprises, Inc 949,736
17,511 Installed Building Products, Inc 3,798,136
20,871 (a) iRobot Corp 182,204
18,019 (a) JAKKS Pacific, Inc 568,499
4,498 Johnson Outdoors, Inc 142,227
54,298 KB Home 4,262,393
52,445 Kontoor Brands, Inc 4,490,865
41,872 (a) Landsea Homes Corp 434,631
28,807 (a) Latham Group, Inc 187,245
33,828 La-Z-Boy, Inc 1,287,155
166 (a) Legacy Housing Corp 4,117
99,765 Leggett & Platt, Inc 1,197,180
205,452 Lennar Corp (Class A) 34,988,476
6,572 Lennar Corp (Class B) 1,053,623
16,589 (a) LGI Homes, Inc 1,684,779
8,731 (a),(b) Lovesac Co 254,596

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
101,263 (a) Lululemon Athletica, Inc $ 30,166,248
29,049 (a) M/I Homes, Inc 4,403,538
15,494 (a) Malibu Boats, Inc 695,371
6,781 Marine Products Corp 63,809
13,757 (a) MasterCraft Boat Holdings, Inc 238,821
253,886 (a) Mattel, Inc 5,174,197
35,719 Meritage Homes Corp 6,472,283
45,619 (a) Mohawk Industries, Inc 6,125,263
11,455 Movado Group, Inc 211,574
291,711 Newell Rubbermaid, Inc 2,567,057
1,035,483 Nike, Inc (Class B) 79,866,804
2,399 (a) NVR, Inc 21,957,591
11,713 Oxford Industries, Inc 850,598
245,766 (a) Peloton Interactive, Inc 2,089,011
49,830 Polaris Industries, Inc 3,483,615
184,681 Pulte Homes, Inc 23,921,730
117,697 (a),(b) Purple Innovation, Inc 105,092
53,508 PVH Corp 5,268,398
35,835 Ralph Lauren Corp 7,092,822
5,014 Rocky Brands, Inc 101,985
53,150 SharkNinja Global SPV Ltd 4,900,961
111,211 (a) Skechers U.S.A., Inc (Class A) 6,835,028
45,632 (a) Skyline Champion Corp 4,026,111
39,576 Smith & Wesson Brands, Inc 512,707
97,889 (a) Sonos, Inc 1,226,549
59,762 Steven Madden Ltd 2,687,497
31,019 Sturm Ruger & Co, Inc 1,219,667
202,096 Tapestry, Inc 9,589,455
84,857 (a) Taylor Morrison Home Corp 5,812,704
133,539 Tempur Sealy International, Inc 6,397,853
84,307 Toll Brothers, Inc 12,345,917
29,160 (a) TopBuild Corp 10,304,561
16,458 (a) Traeger, Inc 51,020
87,328 (a) Tri Pointe Homes, Inc 3,530,671
142,219 (a) Under Armour, Inc (Class A) 1,215,972
152,950 (a) Under Armour, Inc (Class C) 1,208,305
268,090 (b) VF Corp 5,552,144
46,617 (a) Vista Outdoor, Inc 2,049,749
52,704 (a),(b) Vizio Holding Corp 586,596
44,369 Whirlpool Corp 4,592,635
60,869 Wolverine World Wide, Inc 936,774
87,376 (a) YETI Holdings, Inc 3,076,509
TOTAL CONSUMER DURABLES & APPAREL 482,055,155
CONSUMER SERVICES - 2.3%
42,715 (a) Accel Entertainment, Inc 471,574
192,723 ADT, Inc 1,387,606
39,603 (a) Adtalem Global Education, Inc 3,204,675
379,747 (a) Airbnb, Inc 51,186,098
203,957 Aramark 7,715,693
54,031 (a) BALLY'S CORP 942,841
2,687 (a) Biglari Holdings, Inc (B Shares) 457,623
16,236 (a) BJ's Restaurants, Inc 602,193
101,155 Bloomin' Brands, Inc 1,678,161
29,436 Booking Holdings, Inc 137,650,095
61,775 Boyd Gaming Corp 4,280,390
45,535 (a) Bright Horizons Family Solutions, Inc 6,077,556
33,083 (a) Brinker International, Inc 3,397,955
177,460 (a) Caesars Entertainment, Inc 7,107,273
870,724 (a) Carnival Corp 19,155,928
13,917 Carriage Services, Inc 520,357
63,982 (a) Cava Group, Inc 8,545,436
31,587 (b) Cheesecake Factory 1,459,951

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
107,492 (a) Chegg, Inc $ 171,987
1,193,750 (a) Chipotle Mexican Grill, Inc (Class A) 66,575,438
27,242 (b) Choice Hotels International, Inc 3,800,531
65,440 Churchill Downs, Inc 9,168,144
147,520 (a) Coursera, Inc 1,025,264
17,056 (b) Cracker Barrel Old Country Store, Inc 811,354
104,438 Darden Restaurants, Inc 16,712,169
30,838 (a) Dave & Buster's Entertainment, Inc 1,138,847
49,845 (a) Denny's Corp 319,506
41,653 (a) Despegar.com Corp 601,469
13,530 Dine Brands Global Inc. 411,853
29,862 Domino's Pizza, Inc 12,354,805
302,932 (a) DoorDash, Inc 47,469,444
371,676 (a) DraftKings, Inc 13,127,596
30,416 (a) Duolingo, Inc 8,910,976
78,070 (a) Dutch Bros, Inc 2,585,678
12,211 (a) El Pollo Loco Holdings, Inc 149,218
1,317 (a),(c) Empire Resorts, Inc 13
9,603 (a) European Wax Center, Inc 69,046
63,702 (a) Everi Holdings, Inc 849,148
111,276 (a) Expedia Group, Inc 17,393,552
7,261 (a),(b) First Watch Restaurant Group, Inc 123,401
63,264 (a) Frontdoor, Inc 3,143,588
67,165 (a) Full House Resorts, Inc 341,870
52,701 (a),(b) Global Business Travel Group I 402,109
19,659 Golden Entertainment, Inc 577,483
2,812 Graham Holdings Co 2,371,360
29,625 (a) Grand Canyon Education, Inc 4,061,884
126,232 H&R Block, Inc 7,539,837
66,461 (a) Hilton Grand Vacations, Inc 2,451,082
207,442 Hilton Worldwide Holdings, Inc 48,717,754
36,903 Hyatt Hotels Corp 5,367,541
30,674 (a) Inspired Entertainment, Inc 292,630
112,880 International Game Technology plc 2,293,722
17,265 Jack in the Box, Inc 850,301
62,386 Krispy Kreme, Inc 709,329
4,466 (a),(b) Kura Sushi USA, Inc 445,796
309,453 Las Vegas Sands Corp 16,045,138
151,179 Laureate Education, Inc 2,597,255
36,714 (a) Life Time Group Holdings, Inc 817,988
75,566 (a) Light & Wonder, Inc 7,086,580
50,626 (a) Lindblad Expeditions Holdings, Inc 478,416
198,328 Marriott International, Inc (Class A) 51,569,247
31,047 Marriott Vacations Worldwide Corp 2,391,550
624,166 McDonald's Corp 182,325,130
224,975 (a) MGM Resorts International 8,294,828
56,702 (a) Mister Car Wash, Inc 425,832
9,593 Monarch Casino & Resort, Inc 753,146
98,040 (a),(b) Nerdy, Inc 88,628
360,855 (a) Norwegian Cruise Line Holdings Ltd 9,144,066
13,723 (a),(b) ONE Group Hospitality, Inc 46,933
56,804 OneSpaWorld Holdings Ltd 994,638
24,598 Papa John's International, Inc 1,288,689
138,532 (a) Penn National Gaming, Inc 2,736,007
51,762 Perdoceo Education Corp 1,156,881
74,794 (a) Planet Fitness, Inc 5,872,825
26,634 (a) PlayAGS, Inc 309,753
36,820 (a),(b) Portillo's, Inc 476,083
48,781 (a) Potbelly Corp 360,004
6,503 RCI Hospitality Holdings, Inc 282,360
43,399 Red Rock Resorts, Inc 2,233,313
201,912 Royal Caribbean Cruises Ltd 41,664,541

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
102,195 (a) Rush Street Interactive, Inc $ 1,105,750
238,986 (a) Sabre Corp 764,755
38,148 (a) SeaWorld Entertainment, Inc 2,007,729
121,563 Service Corp International 9,925,619
27,489 (a) Shake Shack, Inc 3,344,587
68,957 Six Flags Entertainment Corp 2,717,595
972,049 Starbucks Corp 94,969,187
17,816 Strategic Education, Inc 1,549,279
41,244 (a) Stride, Inc 3,847,240
107,220 Super Group SGHC Ltd 439,602
82,698 (a) Sweetgreen, Inc 2,985,398
23,787 (a) Target Hospitality Corp 177,451
53,249 Texas Roadhouse, Inc (Class A) 10,176,949
63,192 Travel & Leisure Co 3,021,210
55,854 (a) Udemy, Inc 437,895
21,417 (a) Universal Technical Institute, Inc 356,379
32,770 Vail Resorts, Inc 5,429,661
126,653 Wendy's Co 2,420,339
25,052 Wingstop, Inc 7,207,210
68,358 Wyndham Hotels & Resorts, Inc 6,037,379
91,400 Wynn Resorts Ltd 8,776,228
29,226 (a),(b) Xponential Fitness, Inc 358,019
237,809 Yum! Brands, Inc 31,191,028
TOTAL CONSUMER SERVICES 1,077,863,450
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.8%
329,301 Albertsons Cos, Inc 5,960,348
23,900 Andersons, Inc 1,085,060
117,079 (a) BJ's Wholesale Club Holdings, Inc 9,920,104
34,002 Casey's General Stores, Inc 13,397,468
25,883 (a) Chefs' Warehouse, Inc 1,033,249
382,092 Costco Wholesale Corp 334,017,185
193,885 Dollar General Corp 15,518,555
184,387 (a) Dollar Tree, Inc 11,918,776
85,229 (a) Grocery Outlet Holding Corp 1,218,775
38,586 (a) HF Foods Group, Inc 131,964
9,950 Ingles Markets, Inc (Class A) 635,407
570,187 Kroger Co 31,799,329
138,940 (a) Maplebear, Inc 6,127,254
10,408 Natural Grocers by Vitamin Cottage, Inc 284,971
136,613 (a) Performance Food Group Co 11,099,806
17,346 Pricesmart, Inc 1,441,106
28,101 SpartanNash Co 591,245
87,100 (a) Sprouts Farmers Market, Inc 11,186,253
434,045 Sysco Corp 32,531,673
401,230 Target Corp 60,200,549
41,913 (a) United Natural Foods, Inc 852,510
184,514 (a) US Foods Holding Corp 11,375,288
4,530 Village Super Market (Class A) 129,286
572,576 Walgreens Boots Alliance, Inc 5,416,569
3,741,235 Walmart, Inc 306,594,208
14,813 (b) Weis Markets, Inc 931,590
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 875,398,528
ENERGY - 3.5%
342,819 Antero Midstream Corp 4,926,309
237,852 (a) Antero Resources Corp 6,155,610
308,214 APA Corp 7,273,850
114,423 Archrock, Inc 2,290,748
37,685 Ardmore Shipping Corp 531,735
40,060 (b) Atlas Energy Solutions, Inc 783,974
830,484 Baker Hughes Co 31,624,831
74,590 Berry Corp 374,442
202,443 (b) Borr Drilling Ltd 848,236

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
22,773 (a) Bristow Group, Inc $ 755,380
625,931 Cabot Oil & Gas Corp 14,972,270
58,903 Cactus, Inc 3,492,359
61,384 California Resources Corp 3,190,126
4,103 (a) Centrus Energy Corp 425,932
185,886 ChampionX Corp 5,245,703
195,024 Cheniere Energy, Inc 37,323,693
208,729 (b) Chesapeake Energy Corp 17,683,521
1,483,799 Chevron Corp 220,818,967
53,991 Chord Energy Corp 6,754,274
65,635 Civitas Resources, Inc 3,202,332
115,507 (a) Clean Energy Fuels Corp 326,885
155,208 (a) CNX Resources Corp 5,281,728
57,911 (b) Comstock Resources, Inc 669,451
1,016,035 ConocoPhillips 111,296,474
29,435 CONSOL Energy, Inc 3,264,930
38,444 (b) Core Laboratories, Inc 726,592
139,359 Crescent Energy Co 1,732,232
24,649 (b) CVR Energy, Inc 391,919
64,227 Delek US Holdings, Inc 1,006,437
544,803 Devon Energy Corp 21,072,980
104,954 DHT Holdings, Inc 1,083,125
155,086 Diamondback Energy, Inc 27,414,552
28,543 (b) Diversified Energy Co plc 342,516
28,709 (a) DMC Global, Inc 289,674
25,410 Dorian LPG Ltd 733,078
75,689 DT Midstream, Inc 6,823,363
19,391 (a),(b) Empire Petroleum Corp 100,447
153,847 (a) Encore Energy Corp 601,542
121,539 (a),(b) Energy Fuels, Inc 731,665
506,999 EOG Resources, Inc 61,833,598
490,717 EQT Corp 17,930,799
14,387 Excelerate Energy, Inc 343,562
59,737 (a) Expro Group Holdings NV 761,647
3,867,952 Exxon Mobil Corp 451,699,435
30,260 (b) FLEX LNG Ltd 741,370
15,687 (a) Forum Energy Technologies, Inc 219,304
107,939 Golar LNG Ltd 3,913,868
245,500 (b) Granite Ridge Resources, Inc 1,455,815
35,517 (a) Green Plains, Inc 434,373
9,172 (a) Gulfport Energy Operating Corp 1,269,772
44,445 (a) Hallador Energy Co 441,339
760,379 Halliburton Co 21,092,913
111,242 (a) Helix Energy Solutions Group, Inc 1,028,989
78,305 Helmerich & Payne, Inc 2,631,048
246,300 Hess Corp 33,122,424
112,521 HF Sinclair Corp 4,344,436
4,935 (b) HighPeak Energy, Inc 63,168
23,983 (a) Innovex International, Inc 340,319
40,100 International Seaways, Inc 1,745,954
1,668,637 Kinder Morgan, Inc 40,898,293
12,940 Kinetik Holdings, Inc 629,790
44,209 Kodiak Gas Services, Inc 1,409,383
359,220 (a) Kosmos Energy Ltd 1,350,667
176,225 (b) Liberty Energy, Inc 3,008,161
128,450 Magnolia Oil & Gas Corp 3,247,216
549,592 Marathon Oil Corp 15,223,698
307,042 Marathon Petroleum Corp 44,665,400
84,517 Matador Resources Co 4,404,181
135,186 Murphy Oil Corp 4,255,655
10,562 (a) Nabors Industries Ltd 785,918
6,549 Nacco Industries, Inc (Class A) 205,049

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
62,441 (b) New Fortress Energy, Inc $ 525,129
114,362 (a) Newpark Resources, Inc 761,651
53,635 (a) NextDecade Corp 313,228
104,120 Noble Corp plc 3,329,758
168,162 Nordic American Tankers Ltd 549,890
77,394 Northern Oil and Gas, Inc 2,805,533
280,439 NOV, Inc 4,349,609
557,923 Occidental Petroleum Corp 27,957,522
82,766 (a) Oceaneering International, Inc 2,019,490
394,292 (a) Oil States International, Inc 1,865,001
498,574 ONEOK, Inc 48,301,849
218,815 Ovintiv, Inc 8,577,548
70,841 (a) Par Pacific Holdings, Inc 1,094,493
273,456 Patterson-UTI Energy, Inc 2,097,408
96,438 PBF Energy, Inc 2,750,412
92,515 Peabody Energy Corp 2,430,369
476,085 Permian Resources Corp 6,489,039
366,974 Phillips 66 44,704,773
19,704 (a),(b) ProFrac Holding Corp 117,337
145,202 (a) ProPetro Holding Corp 1,003,346
209,680 Range Resources Corp 6,296,690
38,949 Ranger Energy Services, Inc 505,558
12,132 (a) Rex American Resources Corp 542,664
9,029 Riley Exploration Permian, Inc 241,165
186,183 (a),(b) Ring Energy, Inc 275,551
25,135 (a) Sable Offshore Corp 562,019
18,387 SandRidge Energy, Inc 203,912
1,235,599 Schlumberger Ltd 49,510,452
40,019 Scorpio Tankers, Inc 2,331,907
37,559 (a) SEACOR Marine Holdings, Inc 255,401
60,397 (a) Seadrill Ltd 2,376,622
50,298 Select Water Solutions, Inc 533,159
105,783 SFL Corp Ltd 1,122,358
74,455 Sitio Royalties Corp 1,659,602
96,934 SM Energy Co 4,068,320
21,978 Solaris Oilfield Infrastructure, Inc 288,791
102,784 (a) Talos Energy, Inc 1,050,452
190,147 Targa Resources Corp 31,746,943
374,932 TechnipFMC plc 10,006,935
110,431 (a) Teekay Corp Ltd 924,307
17,431 (a) Teekay Tankers Ltd 831,110
89,720 (a) Tetra Technologies, Inc 300,562
17,067 Texas Pacific Land Corp 19,900,122
38,631 (a) Tidewater, Inc 2,320,564
623,537 (a),(b) Transocean Ltd 2,706,151
351,294 (a),(b) Uranium Energy Corp 2,606,601
206,137 (a),(b) Ur-Energy, Inc 261,794
156,657 Vaalco Energy, Inc 836,548
62,702 (a) Valaris Ltd 3,172,721
284,235 Valero Energy Corp 36,882,334
51,223 Viper Energy Partners LP 2,658,474
17,969 (a),(b) Vital Energy, Inc 490,015
19,327 Vitesse Energy, Inc 480,662
105,827 (b) W&T Offshore, Inc 225,412
60,923 Weatherford International plc 4,812,917
1,060,058 Williams Cos, Inc 55,515,237
50,146 World Fuel Services Corp 1,311,318
TOTAL ENERGY 1,689,920,161
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
67,908 Acadia Realty Trust 1,663,067
90,150 Agree Realty Corp 6,693,637
57,396 Alexander & Baldwin, Inc 1,068,140

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,341 Alexander's, Inc $ 531,477
146,220 Alexandria Real Estate Equities, Inc 16,310,841
24,923 Alpine Income Property Trust, Inc 436,900
42,194 American Assets Trust, Inc 1,137,128
27,014 American Healthcare REIT, Inc 718,572
262,742 American Homes 4 Rent 9,259,028
406,376 American Tower Corp 86,777,531
229,759 Americold Realty Trust, Inc 5,900,211
228,578 (a) Apartment Investment and Management Co 1,929,198
127,492 Apple Hospitality REIT, Inc 1,883,057
51,087 Armada Hoffler Properties, Inc 553,272
123,442 AvalonBay Communities, Inc 27,355,982
139,598 Boston Properties, Inc 11,246,015
32,707 Braemar Hotels & Resorts, Inc 93,542
140,474 Brandywine Realty Trust 712,203
242,399 Brixmor Property Group, Inc 6,532,653
187,485 Broadstone Net Lease, Inc 3,297,861
15,761 BRT Apartments Corp 255,801
92,462 Camden Property Trust 10,706,175
125,988 CareTrust REIT, Inc 4,116,028
20,606 CBL & Associates Properties, Inc 545,029
21,625 Centerspace 1,506,397
43,190 Chatham Lodging Trust 341,201
45,741 City Office REIT, Inc 234,194
21,137 Community Healthcare Trust, Inc 396,530
117,806 Corporate Office Properties Trust 3,793,353
115,041 Cousins Properties, Inc 3,523,706
383,958 Crown Castle, Inc 41,271,645
21,615 CTO Realty Growth, Inc 418,250
197,821 CubeSmart 9,463,757
75,814 (a) Curbline Properties Corp 1,715,671
157,600 DiamondRock Hospitality Co 1,350,632
279,578 Digital Realty Trust, Inc 49,829,187
246,911 Diversified Healthcare Trust 881,472
181,095 Douglas Emmett, Inc 3,221,680
97,623 Easterly Government Properties, Inc 1,323,768
40,446 EastGroup Properties, Inc 6,927,591
106,758 Empire State Realty Trust, Inc 1,131,635
59,303 EPR Properties 2,690,577
81,504 Equinix, Inc 74,012,152
51,148 (a) Equity Commonwealth 1,012,219
155,258 Equity Lifestyle Properties, Inc 10,886,691
325,948 Equity Residential 22,936,961
111,554 Essential Properties Realty Trust, Inc 3,535,146
52,849 Essex Property Trust, Inc 15,001,717
182,425 Extra Space Storage, Inc 29,790,003
21,102 Farmland Partners, Inc 247,104
73,495 Federal Realty Investment Trust 8,146,186
103,143 First Industrial Realty Trust, Inc 5,413,976
99,649 Four Corners Property Trust, Inc 2,746,326
191,254 Gaming and Leisure Properties, Inc 9,599,038
40,489 Getty Realty Corp 1,270,950
37,072 Gladstone Commercial Corp 583,699
22,586 Gladstone Land Corp 294,296
54,522 Global Medical REIT, Inc 495,605
178,326 Global Net Lease, Inc 1,389,160
319,675 Healthcare Realty Trust, Inc 5,492,017
630,447 Healthpeak Properties, Inc 14,153,535
104,113 Highwoods Properties, Inc 3,491,950
606,824 Host Hotels & Resorts Inc 10,461,646
171,592 Hudson Pacific Properties, Inc 741,277
160,640 Independence Realty Trust, Inc 3,151,757

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
28,462 Innovative Industrial Properties, Inc $ 3,677,006
51,970 InvenTrust Properties Corp 1,530,517
541,412 Invitation Homes, Inc 17,005,751
246,451 Iron Mountain, Inc 30,493,382
90,901 JBG SMITH Properties 1,545,317
85,729 Kilroy Realty Corp 3,448,020
582,732 Kimco Realty Corp 13,822,403
166,378 Kite Realty Group Trust 4,270,923
76,767 Lamar Advertising Co 10,133,244
294,002 Lexington Realty Trust 2,775,379
40,731 Lineage, Inc 3,015,723
18,262 LTC Properties, Inc 697,608
209,540 Macerich Co 3,918,398
75,492 Mack-Cali Realty Corp 1,243,353
483,068 Medical Properties Trust, Inc 2,236,605
95,805 Mid-America Apartment Communities, Inc 14,499,129
36,587 National Health Investors, Inc 2,804,394
147,676 National Retail Properties, Inc 6,415,045
90,637 National Storage Affiliates Trust 3,820,350
12,391 NET Lease Office Properties 372,226
79,116 NETSTREIT Corp 1,226,298
38,186 NexPoint Diversified Real Estate Trust 204,295
17,985 NexPoint Residential Trust, Inc 749,075
213,315 Omega Healthcare Investors, Inc 9,059,488
17,267 One Liberty Properties, Inc 461,029
38,649 Orion Office REIT, Inc 144,161
132,558 Outfront Media, Inc 2,354,230
124,853 Paramount Group, Inc 605,537
261,208 Park Hotels & Resorts, Inc 3,628,179
23,540 Peakstone Realty Trust 308,845
101,003 Pebblebrook Hotel Trust 1,210,016
86,759 Phillips Edison & Co, Inc 3,280,358
246,426 Piedmont Office Realty Trust, Inc 2,449,474
22,498 Plymouth Industrial REIT, Inc 457,159
15,321 Postal Realty Trust, Inc 222,921
64,590 PotlatchDeltic Corp 2,685,006
800,689 Prologis, Inc 90,429,816
136,205 Public Storage, Inc 44,819,617
155,244 Rayonier, Inc 4,848,270
735,468 Realty Income Corp 43,664,735
158,447 Regency Centers Corp 11,319,454
93,857 Retail Opportunity Investments Corp 1,454,784
186,446 Rexford Industrial Realty, Inc 7,996,669
61,574 RLJ Lodging Trust 544,930
52,448 Ryman Hospitality Properties, Inc 5,614,558
210,350 Sabra Health Care REIT, Inc 4,080,790
42,812 Safehold, Inc 911,039
9,694 Saul Centers, Inc 379,423
94,823 SBA Communications Corp 21,759,034
150,290 Service Properties Trust 480,928
281,504 Simon Property Group, Inc 47,607,956
37,907 SITE Centers Corp 604,617
71,361 SL Green Realty Corp 5,395,605
133,255 STAG Industrial, Inc 4,967,746
27,739 (a) Star Holdings 353,395
93,397 Summit Hotel Properties, Inc 571,590
101,035 Sun Communities, Inc 13,405,324
159,255 Sunstone Hotel Investors, Inc 1,606,883
104,878 Tanger Factory Outlet Centers, Inc 3,485,096
56,986 Terreno Realty Corp 3,416,311
285,558 UDR, Inc 12,047,692
37,174 UMH Properties, Inc 693,295

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
368,872 Uniti Group, Inc $ 1,870,181
10,070 Universal Health Realty Income Trust 398,369
83,482 Urban Edge Properties 1,856,640
332,285 Ventas, Inc 21,761,345
858,235 VICI Properties, Inc 27,257,544
162,331 Vornado Realty Trust 6,722,127
126,786 Washington REIT 2,138,880
522,294 (d) Welltower, Inc 70,447,015
655,228 Weyerhaeuser Co 20,416,904
31,390 Whitestone REIT 432,554
184,009 WP Carey, Inc 10,252,981
92,154 Xenia Hotels & Resorts, Inc 1,305,822
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,208,688,768
FINANCIAL SERVICES - 8.0%
8,238 AFC Gamma, Inc 80,320
36,469 Affiliated Managers Group, Inc 7,071,339
198,148 (a) Affirm Holdings, Inc 8,688,790
638,734 AGNC Investment Corp 5,946,614
11,267 Alerus Financial Corp 227,931
251,385 Ally Financial, Inc 8,811,044
12,218 (b) A-Mark Precious Metals, Inc 474,669
486,026 American Express Co 131,265,902
86,792 Ameriprise Financial, Inc 44,289,958
414,182 Annaly Capital Management, Inc 7,873,600
102,927 Apollo Commercial Real Estate Finance, Inc 915,021
450,811 Apollo Global Management, Inc 64,583,184
138,147 Arbor Realty Trust, Inc 2,036,287
26,410 Ares Commercial Real Estate Corp 167,703
158,584 Ares Management Corp 26,591,365
28,935 ARMOUR Residential REIT, Inc 542,531
55,250 Artisan Partners Asset Management, Inc 2,436,525
3,795 (a) Atlanticus Holdings Corp 141,136
113,462 (a) AvidXchange Holdings, Inc 934,927
25,565 Banco Latinoamericano de Exportaciones S.A. (Class E) 817,313
634,169 Bank of New York Mellon Corp 47,790,976
1,575,948 (a) Berkshire Hathaway, Inc 710,626,472
275,709 BGC Group, Inc 2,583,393
127,979 BlackRock, Inc 125,551,238
132,203 Blackstone Mortgage Trust, Inc 2,407,417
609,075 Blackstone, Inc 102,172,331
472,035 (a) Block, Inc 34,137,571
407,422 (b) Blue Owl Capital, Inc 9,109,956
36,876 Bread Financial Holdings, Inc 1,838,269
33,250 Brightsphere Investment Group, Inc 877,467
72,747 BrightSpire Capital, Inc 442,302
148,330 Burford Capital Ltd 2,002,455
64,986 Cannae Holdings, Inc 1,289,972
42,561 (a) Cantaloupe, Inc 377,090
329,831 Capital One Financial Corp 53,693,188
194,801 Carlyle Group, Inc 9,745,894
10,688 Cass Information Systems, Inc 442,056
91,008 Cboe Global Markets, Inc 19,436,579
1,286,647 Charles Schwab Corp 91,133,207
96,369 Chimera Investment Corp 1,455,172
71,387 Claros Mortgage Trust, Inc 449,024
311,277 CME Group, Inc 70,149,385
22,619 Cohen & Steers, Inc 2,234,079
169,091 (a) Coinbase Global, Inc 30,309,562
46,488 Compass Diversified Trust 1,008,790
202,019 Corebridge Financial, Inc 6,418,144
61,420 (a) Corpay, Inc 20,251,402
5,387 (a) Credit Acceptance Corp 2,289,475

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
2,620 Diamond Hill Investment Group, Inc $ 395,410
214,410 Discover Financial Services 31,824,876
21,354 (a) Donnelley Financial Solutions, Inc 1,245,792
19,484 Dynex Capital, Inc 237,900
39,095 Ellington Financial, Inc 472,659
33,565 Enact Holdings, Inc 1,144,231
19,960 (a) Encore Capital Group, Inc 911,773
28,542 (a) Enova International, Inc 2,480,585
308,446 Equitable Holdings, Inc 13,984,942
90,053 Essent Group Ltd 5,404,081
39,548 (a) Euronet Worldwide, Inc 3,894,292
31,406 Evercore Partners, Inc (Class A) 8,296,523
75,626 EVERTEC, Inc 2,477,508
34,739 Factset Research Systems, Inc 15,773,590
8,178 Federal Agricultural Mortgage Corp 1,498,782
491,562 Fidelity National Information Services, Inc 44,107,858
29,291 FirstCash Holdings, Inc 3,030,740
493,175 (a) Fiserv, Inc 97,599,332
80,416 (a) Flywire Corp 1,400,847
192,308 (a),(b) Forge Global Holdings, Inc 223,077
64,711 Franklin BSP Realty Trust, Inc 841,890
259,566 Franklin Resources, Inc 5,391,186
23,662 GCM Grosvenor, Inc 273,059
223,897 Global Payments, Inc 23,220,358
273,506 Goldman Sachs Group, Inc 141,618,672
40,822 Granite Point Mortgage Trust, Inc 121,650
39,301 (a) Green Dot Corp 446,459
40,122 Hamilton Lane, Inc 7,207,516
86,811 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 3,037,517
41,860 Houlihan Lokey, Inc 7,232,152
14,780 (a) I3 Verticals, Inc 339,792
82,877 Interactive Brokers Group, Inc (Class A) 12,645,373
482,153 Intercontinental Exchange, Inc 75,153,188
23,706 (a) International Money Express, Inc 416,989
323,852 Invesco Ltd 5,615,594
31,093 Invesco Mortgage Capital, Inc 250,920
63,918 Jack Henry & Associates, Inc 11,628,602
65,488 Jackson Financial, Inc 6,545,526
106,680 Janus Henderson Group plc 4,406,951
164,215 Jefferies Financial Group, Inc 10,506,476
575,190 KKR & Co, Inc 79,514,266
38,895 KKR Real Estate Finance Trust, Inc 450,793
89,739 Ladder Capital Corp 1,023,922
75,192 Lazard, Inc 3,984,424
91,135 (a) LendingClub Corp 1,292,294
8,934 (a) LendingTree, Inc 509,506
64,166 LPL Financial Holdings, Inc 18,106,362
32,375 MarketAxess Holdings, Inc 9,369,972
420,596 (a) Marqeta, Inc 2,380,573
712,171 Mastercard, Inc (Class A) 355,793,510
13,914 Merchants Bancorp 513,983
119,851 MFA Financial, Inc 1,472,969
221,969 MGIC Investment Corp 5,558,104
44,818 Moelis & Co 2,975,915
7,165 (a) Moneylion, Inc 307,880
137,980 Moody's Corp 62,648,439
1,004,009 Morgan Stanley 116,716,046
23,298 Morningstar, Inc 7,642,909
65,994 (a) Mr Cooper Group, Inc 5,843,769
65,841 MSCI, Inc (Class A) 37,608,379
355,057 Nasdaq Stock Market, Inc 26,245,813
89,103 Navient Corp 1,267,936

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
55,688 (a) NCR Corp ATM $ 1,457,912
11,253 Nelnet, Inc (Class A) 1,268,213
27,715 (a) NerdWallet, Inc 407,133
74,821 New York Mortgage Trust, Inc 431,717
76,344 (a) NMI Holdings, Inc 2,952,986
180,907 Northern Trust Corp 18,184,772
108,857 OneMain Holdings, Inc 5,406,927
76,300 (a) Open Lending Corp 427,280
88,465 (b) OppFi, Inc 452,941
19,230 Orchid Island Capital, Inc 145,571
37,029 P10, Inc 409,170
169,691 (a) Pagseguro Digital Ltd 1,364,316
32,804 Patria Investments Ltd 381,839
171,819 (a) Payoneer Global, Inc 1,481,080
886,752 (a) PayPal Holdings, Inc 70,319,434
25,684 (a) Paysafe Ltd 545,528
24,785 PennyMac Financial Services, Inc 2,470,569
78,042 PennyMac Mortgage Investment Trust 1,052,006
25,308 Perella Weinberg Partners 511,981
13,027 Piper Jaffray Cos 3,694,978
18,416 (b) PJT Partners, Inc 2,559,087
34,184 (a) PRA Group, Inc 689,149
50,105 PROG Holdings, Inc 2,188,085
133,385 Radian Group, Inc 4,656,470
166,455 Raymond James Financial, Inc 24,671,960
47,942 Ready Capital Corp 328,403
89,598 Redwood Trust, Inc 655,857
5,861 Regional Management Corp 168,328
115,576 (a) Remitly Global, Inc 2,078,056
63,890 (a) Repay Holdings Corp 508,245
327,137 Rithm Capital Corp 3,464,381
568,310 (a) Robinhood Markets, Inc 13,349,602
99,543 (a) Rocket Cos, Inc 1,602,642
270,397 S&P Global, Inc 129,887,903
78,966 SEI Investments Co 5,903,498
1,995 (a),(b) Sezzle, Inc 428,247
60,444 (a),(b) Shift4 Payments, Inc 5,466,555
216,148 SLM Corp 4,761,740
848,818 (a),(b) SoFi Technologies, Inc 9,481,297
217,064 Starwood Property Trust, Inc 4,284,843
257,974 State Street Corp 23,939,987
35,681 StepStone Group, Inc 2,145,499
97,747 Stifel Financial Corp 10,128,544
240,260 (a) StoneCo Ltd 2,666,886
18,076 (a) StoneX Group, Inc 1,627,563
2,746 Sunrise Realty Trust, Inc 37,675
360,792 Synchrony Financial 19,894,071
191,988 T Rowe Price Group, Inc 21,091,802
119,035 TFS Financial Corp 1,529,600
371,998 (a) Toast, Inc 11,171,100
46,946 TPG RE Finance Trust, Inc 413,594
75,206 TPG, Inc 5,089,942
96,462 Tradeweb Markets, Inc 12,250,674
59,490 Two Harbors Investment Corp 684,135
62,035 (a),(b) Upstart Holdings, Inc 3,019,864
73,381 UWM Holdings Corp 472,574
18,924 Victory Capital Holdings, Inc 1,134,115
80,736 Virtu Financial, Inc 2,499,587
5,596 Virtus Investment Partners, Inc 1,210,807
1,358,463 Visa, Inc (Class A) 393,750,501
82,007 Voya Financial, Inc 6,585,162
33,610 Walker & Dunlop, Inc 3,675,926

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
19,463 Waterstone Financial, Inc $ 286,885
300,683 Western Union Co 3,235,349
35,095 (a) WEX, Inc 6,057,397
100,313 WisdomTree, Inc 1,038,240
3,291 (a) World Acceptance Corp 375,503
332,466 XP, Inc 5,804,856
TOTAL FINANCIAL SERVICES 3,830,969,996
FOOD, BEVERAGE & TOBACCO - 2.4%
1,465,835 Altria Group, Inc 79,829,374
433,202 Archer-Daniels-Midland Co 23,917,082
56,824 B&G Foods, Inc (Class A) 484,141
66,503 (a),(b) Beyond Meat, Inc 405,003
9,546 (a) Boston Beer Co, Inc (Class A) 2,778,554
38,869 (a),(b) BRC, Inc 121,660
38,202 Brown-Forman Corp (Class A) 1,664,843
157,376 Brown-Forman Corp (Class B) 6,929,265
126,578 Bunge Global S.A. 10,635,084
14,278 Calavo Growers, Inc 379,509
29,761 Cal-Maine Foods, Inc 2,612,421
153,922 Campbell Soup Co 7,180,461
149,516 (a) Celsius Holdings, Inc 4,497,441
3,338,110 Coca-Cola Co 218,011,964
4,469 Coca-Cola Consolidated Inc 5,024,318
411,163 ConAgra Brands, Inc 11,899,057
139,974 Constellation Brands, Inc (Class A) 32,521,559
137,434 (a) Darling International, Inc 5,375,044
52,252 Dole plc 843,870
34,349 (a) Duckhorn Portfolio, Inc 376,465
178,075 Flowers Foods, Inc 3,958,607
34,730 Fresh Del Monte Produce, Inc 1,115,180
37,631 (a) Freshpet, Inc 4,987,613
464,807 General Mills, Inc 31,616,172
68,087 (a) Hain Celestial Group, Inc 594,400
130,868 Hershey Co 23,239,540
263,487 Hormel Foods Corp 8,049,528
56,918 Ingredion, Inc 7,556,434
11,507 J&J Snack Foods Corp 1,888,529
95,242 J.M. Smucker Co 10,810,919
7,322 John B Sanfilippo & Son, Inc 604,138
230,590 Kellogg Co 18,597,084
966,212 Keurig Dr Pepper, Inc 31,836,685
701,029 Kraft Heinz Co 23,456,430
126,597 Lamb Weston Holdings, Inc 9,835,321
14,847 Lancaster Colony Corp 2,577,439
25,397 (b) Limoneira Co 651,179
217,351 McCormick & Co, Inc 17,005,542
12,426 (b) MGP Ingredients, Inc 596,945
27,002 (a) Mission Produce, Inc 318,624
153,679 Molson Coors Brewing Co (Class B) 8,370,895
1,156,921 Mondelez International, Inc 79,225,950
656,202 (a) Monster Beverage Corp 34,568,721
21,109 National Beverage Corp 953,916
1,190,442 PepsiCo, Inc 197,708,607
1,340,448 Philip Morris International, Inc 177,877,450
41,744 (a) Pilgrim's Pride Corp 2,022,079
43,090 (a) Post Holdings, Inc 4,705,859
118,935 Primo Water Corp 3,119,665
234 Seaboard Corp 647,246
4,078 (a) Seneca Foods Corp 252,143
74,009 (a) Simply Good Foods Co 2,491,143
75,640 (a) SunOpta, Inc 495,064
45,643 (a) TreeHouse Foods, Inc 1,660,492

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
10,372 Turning Point Brands, Inc $ 489,870
240,203 Tyson Foods, Inc (Class A) 14,073,494
10,338 Universal Corp 526,411
42,921 Utz Brands, Inc 739,100
27,741 (a),(b) Vita Coco Co, Inc 821,411
27,103 (a) Vital Farms, Inc 939,932
34,783 (a),(b) Westrock Coffee Co 230,959
57,647 WK Kellogg Co 958,670
TOTAL FOOD, BEVERAGE & TOBACCO 1,147,662,501
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
1,493,759 Abbott Laboratories 169,347,458
84,411 (a) Acadia Healthcare Co, Inc 3,603,506
85,064 (a) Accolade, Inc 269,653
100,756 (a) Accuray, Inc 174,308
55,713 (a),(b) AdaptHealth Corp 573,287
23,591 (a) Addus HomeCare Corp 2,935,192
237,651 (a) agilon health, Inc 606,010
13,730 (a),(b) AirSculpt Technologies, Inc 78,124
66,434 (a) Align Technology, Inc 13,620,963
66,096 (a) Alignment Healthcare, Inc 819,590
80,196 (a) Alphatec Holdings, Inc 629,539
21,996 (a) Amedisys, Inc 2,080,822
138,264 AmerisourceBergen Corp 31,535,253
34,740 (a) AMN Healthcare Services, Inc 1,318,036
26,981 (a) Angiodynamics, Inc 180,503
31,254 (a) Apollo Medical Holdings, Inc 1,680,840
32,847 (a) AtriCure, Inc 1,089,863
35,972 (a) Avanos Medical, Inc 671,957
158,703 (a) Aveanna Healthcare Holdings, Inc 737,969
27,811 (a) Axogen, Inc 389,354
46,100 (a) Axonics, Inc 3,240,830
419,525 Baxter International, Inc 14,977,042
251,352 Becton Dickinson & Co 58,713,314
129,422 (a) Bioventus, Inc 1,756,257
1,258,769 (a) Boston Scientific Corp 105,761,771
182,415 (a) Brookdale Senior Living, Inc 1,143,742
202,917 Cardinal Health, Inc 22,020,553
15,535 (a) Castle Biosciences, Inc 538,598
462,434 (a) Centene Corp 28,791,141
101,278 (a) Certara, Inc 1,033,036
124,755 (a) Cerus Corp 195,865
13,534 Chemed Corp 7,311,608
240,348 Cigna Group 75,663,954
22,557 Conmed Corp 1,539,290
174,984 (a) Cooper Cos, Inc 18,317,325
7,447 (a) Corvel Corp 2,217,866
36,466 (a) Cross Country Healthcare, Inc 416,077
28,142 (a) CryoLife, Inc 740,979
26,756 (a),(b) CVRx, Inc 351,039
1,088,734 CVS Health Corp 61,469,922
45,269 (a) DaVita, Inc 6,329,059
19,366 (a) Definitive Healthcare Corp 80,369
193,911 Dentsply Sirona, Inc 4,492,918
335,844 (a) DexCom, Inc 23,670,285
62,348 (a) DocGo, Inc 218,841
106,732 (a) Doximity, Inc 4,454,994
522,521 (a) Edwards Lifesciences Corp 35,014,132
201,077 Elevance Health, Inc 81,589,003
55,794 Embecta Corp 785,580
89,300 Encompass Health Corp 8,881,778
36,675 (a) Enhabit, Inc 252,691
34,689 (a) Enovis Corp 1,431,615

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
45,165 Ensign Group, Inc $ 7,000,123
136,895 (a) Envista Holdings Corp 2,870,688
92,363 (a) Evolent Health, Inc 2,156,676
99,142 (a) Figs, Inc 619,637
15,836 (a) Fulgent Genetics, Inc 339,682
381,004 GE HealthCare Technologies, Inc 33,280,699
9,849 (a),(b) GeneDx Holdings Corp 804,565
43,328 (a) Glaukos Corp 5,730,128
93,228 (a) Globus Medical, Inc 6,855,987
100,347 (a) Guardant Health, Inc 2,195,592
41,751 (a) Haemonetics Corp 2,971,001
163,432 HCA, Inc 58,629,596
38,567 (a) Health Catalyst, Inc 299,666
77,387 (a) HealthEquity, Inc 6,597,242
19,996 HealthStream, Inc 584,583
122,435 (a) Henry Schein, Inc 8,598,610
156,782 (a) Hims & Hers Health, Inc 2,952,205
185,842 (a) Hologic, Inc 15,029,043
103,451 Humana, Inc 26,672,771
21,074 (a) ICU Medical, Inc 3,597,964
71,881 (a) IDEXX Laboratories, Inc 29,249,817
51,855 (a) Inari Medical, Inc 2,509,782
39,216 (a) InfuSystem Holdings, Inc 242,747
64,563 (a) Inmode Ltd 1,102,736
20,735 (a) Innovage Holding Corp 120,263
13,893 (a) Inogen, Inc 121,286
26,630 (a) Inspire Medical Systems, Inc 5,193,915
61,135 (a) Insulet Corp 14,154,587
29,128 (a) Integer Holdings Corp 3,619,154
87,550 (a),(b) Integra LifeSciences Holdings Corp 1,642,438
305,416 (a) Intuitive Surgical, Inc 153,880,797
12,831 iRadimed Corp 632,183
24,799 (a) iRhythm Technologies, Inc 1,796,440
10,108 (a) Joint Corp 111,693
75,830 Labcorp Holdings, Inc 17,309,714
60,306 (a) Lantheus Holdings, Inc 6,624,011
16,045 (b) LeMaitre Vascular, Inc 1,418,218
98,206 (a) LifeStance Health Group, Inc 658,962
48,529 (a) LivaNova plc 2,505,067
39,912 (a) Masimo Corp 5,747,727
114,677 McKesson Corp 57,406,159
1,100,915 Medtronic plc 98,256,664
43,480 (a) Merit Medical Systems, Inc 4,289,737
9,311 (a) ModivCare, Inc 150,559
51,502 (a) Molina Healthcare, Inc 16,543,472
32,656 (a),(b) Nano-X Imaging Ltd 185,159
9,670 National Healthcare Corp 1,122,010
13,196 National Research Corp 239,243
180,245 (a) Neogen Corp 2,573,899
100,310 (a) NeoGenomics, Inc 1,363,213
281,956 (a) Nevro Corp 1,553,578
91,637 (a) Novocure Ltd 1,391,050
36,495 (a) Omnicell, Inc 1,775,117
299,751 (a),(b) Opko Health, Inc 452,624
12,320 (a) OptimizeRx Corp 64,310
150,265 (a) Option Care Health, Inc 3,462,106
54,102 (a) OraSure Technologies, Inc 219,925
24,415 (a) Orthofix Medical, Inc 395,279
10,294 (a) OrthoPediatrics Corp 273,100
54,182 (a) Owens & Minor, Inc 688,653
36,067 (a) PACS Group, Inc 1,539,340
35,588 (a),(b) Paragon 28, Inc 188,616

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
65,175 Patterson Cos, Inc $ 1,369,327
61,546 (a) Pediatrix Medical Group, Inc 758,247
31,176 (a) Pennant Group, Inc 996,697
30,855 (a) Penumbra, Inc 7,061,784
34,961 (a) Phreesia, Inc 639,437
69,514 Premier, Inc 1,400,707
113,231 (a) Privia Health Group, Inc 2,078,921
31,282 (a) PROCEPT BioRobotics Corp 2,815,380
57,755 (a) Progyny, Inc 869,213
133,733 (a) Project Roadrunner Parent, Inc 1,907,033
18,481 (a) Pulmonx Corp 115,506
80,086 (a),(b) Pulse Biosciences, Inc 1,395,899
98,526 Quest Diagnostics, Inc 15,254,781
46,743 (a) QuidelOrtho Corp 1,778,571
72,993 (a) Quipt Home Medical Corp 191,242
65,204 (a) RadNet, Inc 4,240,868
128,377 Resmed, Inc 31,127,571
24,262 (a) RxSight, Inc 1,229,113
46,518 (a),(b) Schrodinger, Inc 818,484
84,676 Select Medical Holdings Corp 2,716,406
15,510 (a) Semler Scientific, Inc 455,684
23,620 (a) SI-BONE, Inc 325,956
17,254 Simulations Plus, Inc 469,654
121,718 (a) Solventum Corp 8,834,292
48,121 (a) STAAR Surgical Co 1,395,028
84,137 STERIS plc 18,665,793
312,551 Stryker Corp 111,355,670
61,036 (a) Surgery Partners, Inc 1,757,837
12,089 (a) SurModics, Inc 453,579
16,050 (a) Tactile Systems Technology, Inc 232,885
67,537 (a) Tandem Diabetes Care, Inc 2,118,636
124,576 (a) Teladoc Health, Inc 1,121,184
40,335 Teleflex, Inc 8,109,755
86,346 (a) Tenet Healthcare Corp 13,385,357
28,749 (a),(b) TransMedics Group, Inc 2,356,556
39,187 (a) Treace Medical Concepts, Inc 182,611
7,098 (a) UFP Technologies, Inc 1,895,166
792,913 UnitedHealth Group, Inc 447,599,388
50,337 Universal Health Services, Inc (Class B) 10,284,352
10,256 US Physical Therapy, Inc 822,326
1,493 Utah Medical Products, Inc 94,626
27,524 (a) Varex Imaging Corp 361,390
122,699 (a) Veeva Systems, Inc 25,623,232
43,337 (a) Viemed Healthcare, Inc 370,531
186,832 Zimmer Biomet Holdings, Inc 19,976,077
33,278 (a) Zimvie, Inc 458,072
18,221 (a),(b) Zynex, Inc 157,247
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,193,933,580
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
123,209 (a) BellRing Brands, Inc 8,110,849
8,367 (a) Central Garden & Pet Co 286,988
40,499 (a) Central Garden and Pet Co (Class A) 1,180,141
220,526 Church & Dwight Co, Inc 22,032,753
107,931 Clorox Co 17,112,460
699,441 Colgate-Palmolive Co 65,544,616
361,993 (a) Coty, Inc 2,693,228
41,696 Edgewell Personal Care Co 1,457,275
47,155 (a) elf Beauty, Inc 4,963,064
47,539 Energizer Holdings, Inc 1,524,576
203,943 Estee Lauder Cos (Class A) 14,059,830
79,731 (a) Herbalife Ltd 601,969
13,468 Inter Parfums, Inc 1,630,571

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
1,678,513 Kenvue, Inc $ 38,488,303
291,516 Kimberly-Clark Corp 39,115,617
220,914 (a),(b) LifeMD, Inc 901,329
8,543 Medifast, Inc 157,020
9,397 (a) Nature's Sunshine Products, Inc 118,966
89,497 Nu Skin Enterprises, Inc (Class A) 553,986
11,333 Oil-Dri Corp of America 768,944
96,295 (a) Olaplex Holdings, Inc 171,405
2,029,004 Procter & Gamble Co 335,150,881
32,816 Reynolds Consumer Products, Inc 884,391
32,523 Spectrum Brands Holdings, Inc 2,914,711
9,434 (a) USANA Health Sciences, Inc 348,492
10,397 WD-40 Co 2,724,742
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 563,497,107
INSURANCE - 2.3%
484,551 Aflac, Inc 50,776,099
229,795 Allstate Corp 42,861,363
53,101 (a) AMBAC Financial Group, Inc 600,572
55,017 American Financial Group, Inc 7,093,342
571,998 American International Group, Inc 43,403,208
14,885 Amerisafe, Inc 804,534
170,344 Aon plc 62,494,103
312,147 (a) Arch Capital Group Ltd 30,765,208
43,360 Assurant, Inc 8,312,112
53,340 Assured Guaranty Ltd 4,451,756
52,429 Axis Capital Holdings Ltd 4,103,094
30,328 (a) Brighthouse Financial, Inc 1,434,514
217,381 Brown & Brown, Inc 22,746,748
68,812 (a) BRP Group, Inc 3,183,243
345,436 Chubb Ltd 97,564,944
129,513 Cincinnati Financial Corp 18,239,316
24,499 CNA Financial Corp 1,173,747
96,172 CNO Financial Group, Inc 3,308,317
545 Crawford & Co 6,071
20,967 Employers Holdings, Inc 1,021,512
9,371 (a) Enstar Group Ltd 3,022,148
34,250 Everest Re Group Ltd 12,179,643
15,656 F&G Annuities & Life, Inc 627,806
46,770 Fidelis Insurance Holdings Ltd 807,250
230,229 Fidelity National Financial, Inc 13,852,879
98,532 First American Financial Corp 6,320,828
184,202 Gallagher (Arthur J.) & Co 51,797,602
495,833 (a) Genworth Financial, Inc (Class A) 3,341,914
68,411 Globe Life, Inc 7,224,202
14,040 (a),(b) Goosehead Insurance, Inc 1,528,956
24,981 (a) Greenlight Capital Re Ltd (Class A) 336,744
80,982 (a) Hamilton Insurance Group Ltd 1,410,707
29,706 Hanover Insurance Group, Inc 4,406,291
249,085 Hartford Financial Services Group, Inc 27,508,947
4,312 HCI Group, Inc 488,593
28,374 Heritage Insurance Holdings, Inc 293,671
17,082 (a) Hippo Holdings, Inc 378,708
23,029 Horace Mann Educators Corp 857,600
738 Investors Title Co 170,685
36,673 James River Group Holdings Ltd 228,106
47,055 Kemper Corp 2,930,115
18,754 Kinsale Capital Group, Inc 8,028,775
44,494 (a),(b) Lemonade, Inc 1,057,622
125,671 Lincoln National Corp 4,367,067
155,695 Loews Corp 12,293,677
11,823 (a) Markel Corp 18,231,184
423,877 Marsh & McLennan Cos, Inc 92,506,917

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
53,327 MBIA, Inc $ 210,108
21,627 Mercury General Corp 1,462,634
517,537 Metlife, Inc 40,585,252
5,548 (a) NI Holdings, Inc 87,104
205,791 Old Republic International Corp 7,188,280
151,667 (a) Oscar Health, Inc 2,548,006
19,410 (a) Palomar Holdings, Inc 1,742,436
29,473 Primerica, Inc 8,158,421
202,011 Principal Financial Group 16,645,706
42,244 (a) ProAssurance Corp 629,013
501,332 Progressive Corp 121,738,450
315,043 Prudential Financial, Inc 38,586,467
57,218 Reinsurance Group of America, Inc (Class A) 12,077,575
45,821 RenaissanceRe Holdings Ltd 12,023,430
39,552 RLI Corp 6,168,925
7,371 (a) Root, Inc 504,103
75,489 Ryan Specialty Holdings, Inc 4,972,460
12,520 Safety Insurance Group, Inc 979,878
56,689 Selective Insurance Group, Inc 5,148,495
111,945 (a) Selectquote, Inc 223,890
86,670 (a) SiriusPoint Ltd 1,138,844
20,595 (a) Skyward Specialty Insurance Group, Inc 910,505
19,531 Stewart Information Services Corp 1,343,733
13,676 Tiptree, Inc 279,127
200,061 Travelers Cos, Inc 49,203,002
34,581 (a),(b) Trupanion, Inc 1,894,347
12,454 United Fire Group, Inc 244,597
30,345 (a) United Insurance Holdings Corp 368,692
21,860 Universal Insurance Holdings, Inc 435,888
150,445 Unum Group 9,655,560
260,343 W.R. Berkley Corp 14,883,809
2,176 White Mountains Insurance Group Ltd 3,910,577
87,416 Willis Towers Watson plc 26,416,241
TOTAL INSURANCE 1,072,907,995
MATERIALS - 2.6%
20,558 AdvanSix, Inc 583,230
190,184 Air Products & Chemicals, Inc 59,057,838
101,519 (b) Albemarle Corp 9,616,895
215,932 Alcoa Corp 8,656,714
114,893 (a) Allegheny Technologies, Inc 6,056,010
9,873 Alpha Metallurgical Resources, Inc 2,056,546
1,206,110 Amcor plc 13,424,004
21,560 American Vanguard Corp 112,759
58,735 Aptargroup, Inc 9,862,194
895,747 (a) Arcadium Lithium plc 4,828,076
18,418 Arch Resources, Inc 2,703,026
126,036 Ardagh Metal Packaging S.A. 463,812
42,481 Ashland, Inc 3,592,618
46,496 (a) Aspen Aerogels, Inc 829,489
69,345 Avery Dennison Corp 14,356,495
70,844 Avient Corp 3,302,039
172,888 (a) Axalta Coating Systems Ltd 6,555,913
32,189 Balchem Corp 5,386,185
261,774 Ball Corp 15,510,109
78,725 Berry Global Group, Inc 5,546,176
47,966 Cabot Corp 5,172,174
29,630 Caledonia Mining Corp plc 441,783
36,219 Carpenter Technology Corp 5,414,741
89,864 Celanese Corp (Series A) 11,320,168
44,567 (a) Century Aluminum Co 786,608
166,916 CF Industries Holdings, Inc 13,725,503
122,499 Chemours Co 2,224,582

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
12,528 (a) Clearwater Paper Corp $ 315,580
432,505 (a) Cleveland-Cliffs, Inc 5,613,915
305,162 (a) Coeur Mining, Inc 1,965,243
92,973 Commercial Metals Co 5,001,947
26,808 Compass Minerals International, Inc 330,006
123,107 (a) Constellium SE 1,366,488
612,410 Corteva, Inc 37,308,017
594,776 CRH plc 56,759,474
95,240 Crown Holdings, Inc 8,909,702
132,891 (a) Dakota Gold Corp 291,031
214,737 (a),(b) Danimer Scientific, Inc 70,219
619,413 Dow, Inc 30,586,614
368,514 DuPont de Nemours, Inc 30,582,977
30,583 Eagle Materials, Inc 8,730,223
100,895 Eastman Chemical Co 10,603,056
213,932 Ecolab, Inc 52,569,510
155,720 (a) Ecovyst, Inc 1,037,095
181,420 Element Solutions, Inc 4,916,482
109,761 FMC Corp 7,133,367
1,242,240 Freeport-McMoRan, Inc (Class B) 55,925,645
23,566 FutureFuel Corp 142,339
278,912 Graphic Packaging Holding Co 7,882,053
20,180 Greif, Inc (Class A) 1,260,039
5,616 Greif, Inc (Class B) 375,879
46,815 H.B. Fuller Co 3,425,922
14,458 Hawkins, Inc 1,545,560
7,087 Haynes International, Inc 427,771
557,591 Hecla Mining Co 3,618,766
158,395 Huntsman Corp 3,484,690
183,487 (a),(b) i-80 Gold Corp 192,661
29,963 (a) Ingevity Corp 1,252,154
19,888 Innospec, Inc 2,143,529
215,328 International Flavors & Fragrances, Inc 21,410,063
299,276 International Paper Co 16,621,789
7,140 (a) Intrepid Potash, Inc 179,143
37,532 (a),(b) Ivanhoe Electric, Inc 380,950
11,630 Kaiser Aluminum Corp 863,644
49,319 (a) Knife River Corp 4,799,725
14,468 Koppers Holdings, Inc 492,057
29,170 Kronos Worldwide, Inc 336,622
411,078 Linde plc 187,513,230
53,366 Louisiana-Pacific Corp 5,277,897
91,950 (a) LSB Industries, Inc 753,990
223,395 LyondellBasell Industries NV 19,401,856
54,097 Martin Marietta Materials, Inc 32,043,817
17,661 Materion Corp 1,794,887
35,506 (a) Metals Acquisition Ltd 425,362
28,271 Minerals Technologies, Inc 2,128,524
299,071 Mosaic Co 8,003,140
100,937 (a),(b) MP Materials Corp 1,815,857
25,893 Myers Industries, Inc 305,020
5,385 NewMarket Corp 2,826,963
986,055 Newmont Goldcorp Corp 44,806,339
175,621 (a) Novagold Resources, Inc 607,649
209,389 Nucor Corp 29,699,736
123,701 (a) O-I Glass, Inc 1,374,318
111,865 Olin Corp 4,589,821
12,612 Olympic Steel, Inc 452,519
41,831 Orion S.A. 627,047
78,609 Packaging Corp of America 17,996,744
29,712 Pactiv Evergreen, Inc 336,934
94,769 (a) Perimeter Solutions S.A. 1,258,532

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
205,978 (a),(b) Piedmont Lithium, Inc $ 2,698,312
199,043 PPG Industries, Inc 24,782,844
98,667 (a) PureCycle Technologies, Inc 1,284,644
10,040 Quaker Chemical Corp 1,521,863
18,601 Ramaco Resources, Inc 188,800
26,216 (a) Ranpak Holdings Corp 159,393
45,189 (a) Rayonier Advanced Materials, Inc 359,704
49,028 Reliance Steel & Aluminum Co 14,038,678
55,206 Royal Gold, Inc 8,063,388
115,315 RPM International, Inc 14,657,690
19,086 Ryerson Holding Corp 415,884
19,139 Schnitzer Steel Industries, Inc (Class A) 309,860
43,911 Schweitzer-Mauduit International, Inc 678,425
33,395 Scotts Miracle-Gro Co (Class A) 2,904,697
138,369 Sealed Air Corp 5,006,190
45,956 Sensient Technologies Corp 3,468,759
203,523 Sherwin-Williams Co 73,017,947
84,315 Silgan Holdings, Inc 4,362,458
451,231 Smurfit WestRock plc 23,238,396
87,326 Sonoco Products Co 4,586,362
66,314 Southern Copper Corp 7,264,699
135,267 SSR Mining, Inc 834,597
131,754 Steel Dynamics, Inc 17,193,897
25,522 Stepan Co 1,846,261
89,404 (a) Summit Materials, Inc 4,238,644
62,507 SunCoke Energy, Inc 644,447
27,538 Sylvamo Corp 2,341,281
33,322 (a) TimkenSteel Corp 469,507
19,788 (a) Tredegar Corp 153,357
32,674 Trimas Corp 877,297
75,937 Tronox Holdings plc 920,356
4,035 United States Lime & Minerals, Inc 455,067
182,234 United States Steel Corp 7,079,791
14,376 (a) Universal Stainless & Alloy 628,519
6,593 (b) Valhi, Inc 224,492
114,280 Vulcan Materials Co 31,304,720
50,615 Warrior Met Coal, Inc 3,195,325
24,539 Westlake Chemical Corp 3,237,676
25,062 Worthington Industries, Inc 959,875
25,062 Worthington Steel, Inc 958,371
TOTAL MATERIALS 1,237,050,289
MEDIA & ENTERTAINMENT - 7.6%
80,989 (a) Advantage Solutions, Inc 247,826
4,250,320 Alphabet, Inc 733,987,761
5,071,613 Alphabet, Inc (Class A) 867,803,700
229,588 (a) AMC Entertainment Holdings, Inc 1,007,891
23,685 (a),(b) AMC Networks, Inc 191,848
6,134 (a),(b) Atlanta Braves Holdings, Inc 257,996
36,516 (a) Atlanta Braves Holdings, Inc 1,442,747
12,671 (a) Boston Omaha Corp 187,024
116,459 (a) Bumble, Inc 824,530
4,644 Cable One, Inc 1,586,205
32,779 (a),(b) Cardlytics, Inc 141,277
72,900 (a) Cargurus, Inc 2,261,358
50,674 (a) Cars.com, Inc 810,277
81,711 (a) Charter Communications, Inc 26,769,341
82,557 (a) Cinemark Holdings, Inc 2,456,071
499,375 (a) Clear Channel Outdoor Holdings, Inc 734,081
3,315,266 Comcast Corp (Class A) 144,777,666
455 (a) Daily Journal Corp 220,675
237,028 Electronic Arts, Inc 35,755,674
40,007 Entravision Communications Corp (Class A) 92,816

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
54,751 (a) Eventbrite, Inc $ 175,203
14,208 (a) EverQuote, Inc 255,460
40,458 (a) EW Scripps Co (Class A) 135,737
198,256 Fox Corp (Class A) 8,326,752
116,246 Fox Corp (Class B) 4,528,944
245,139 (a),(b) fuboTV, Inc 426,542
99,963 (a) Gannett Co, Inc 468,826
72,633 Gray Television, Inc 414,734
57,550 (a) IAC, Inc 2,759,523
37,647 (a) IMAX Corp 914,822
25,095 (a) Integral Ad Science Holding Corp 297,125
340,395 Interpublic Group of Cos, Inc 10,007,613
20,762 John Wiley & Sons, Inc (Class A) 1,023,567
100,537 (a) Liberty Broadband Corp 8,125,400
18,787 (a) Liberty Broadband Corp (Class A) 1,507,281
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,344,264
172,671 (a) Liberty Media Corp-Liberty Formula One (Class C) 13,786,053
20,078 (a) Liberty Media Corp-Liberty Live (Class A) 1,139,226
42,962 (a) Liberty Media Corp-Liberty Live (Class C) 2,507,262
44,591 (a),(b) Lions Gate Entertainment Corp (Class A) 352,269
114,064 (a) Lions Gate Entertainment Corp (Class B) 804,151
139,050 (a) Live Nation, Inc 16,288,317
35,049 (a) Madison Square Garden Entertainment Corp 1,461,894
18,866 (a) Madison Square Garden Sports Corp 4,201,458
93,497 (a) Magnite, Inc 1,166,843
24,627 Marcus Corp 464,711
234,733 (a) Match Group, Inc 8,457,430
12,782 (a) MediaAlpha, Inc 218,956
1,890,519 Meta Platforms, Inc 1,073,020,774
369,361 (a) NetFlix, Inc 279,247,997
153,857 New York Times Co (Class A) 8,591,375
293,922 News Corp (Class A) 8,009,375
95,168 News Corp (Class B) 2,763,679
29,527 Nexstar Media Group, Inc 5,194,390
129,946 (a) Nextdoor Holdings, Inc 314,469
172,073 Omnicom Group, Inc 17,379,373
5,903 Paramount Global (Class A) 129,217
484,703 Paramount Global (Class B) 5,302,651
498,660 (a) Pinterest, Inc 15,852,401
61,226 (a) Playstudios, Inc 81,431
37,469 Playtika Holding Corp 293,382
32,246 (a) PubMatic, Inc 474,177
41,070 (a) QuinStreet, Inc 862,470
433,868 (a) ROBLOX Corp 22,439,653
113,610 (a) Roku, Inc 7,280,129
22,422 Scholastic Corp 556,738
17,136 Shutterstock, Inc 549,894
37,146 (b) Sinclair, Inc 641,511
246,702 (b) Sirius XM Holdings, Inc 6,577,075
19,376 (a) Sphere Entertainment Co 810,111
127,296 (a) Spotify Technology S.A. 49,021,690
46,094 (a) Stagwell, Inc 286,244
144,314 (a) Take-Two Interactive Software, Inc 23,338,460
19,150 (a) TechTarget, Inc 554,297
120,593 TEGNA, Inc 1,981,343
19,655 (a) Thryv Holdings, Inc 282,639
62,451 (a) TKO Group Holdings, Inc 7,292,403
117,635 (a) TripAdvisor, Inc 1,886,865
85,679 (a) TrueCar, Inc 335,005
40,753 (a),(b) Trump Media & Technology Group Corp 1,440,211
106,282 (a) Vimeo, Inc 506,965
1,585,836 Walt Disney Co 152,557,423

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
2,032,240 (a) Warner Bros Discovery, Inc $ 16,522,111
39,638 (a) WideOpenWest, Inc 197,794
56,188 (a) Yelp, Inc 1,918,258
39,402 (a) Ziff Davis, Inc 1,823,131
61,686 (a) ZipRecruiter, Inc 571,829
267,681 (a) ZoomInfo Technologies, Inc 2,957,875
TOTAL MEDIA & ENTERTAINMENT 3,632,963,942
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
83,340 (a) 10X Genomics, Inc 1,335,940
16,011 (a),(b) 2seventy bio, Inc 69,488
30,824 (a) 4D Molecular Therapeutics, Inc 246,900
53,283 (a) 89bio, Inc 414,542
1,528,100 AbbVie, Inc 311,533,747
348,028 (a) Absci Corp 1,336,428
88,298 (a) Acadia Pharmaceuticals, Inc 1,288,268
60,846 (a) ACELYRIN, Inc 345,605
50,315 (a),(b) Actinium Pharmaceuticals, Inc 90,567
118,561 (a),(b) Adaptive Biotechnologies Corp 573,835
178,196 (a) ADMA Biologics, Inc 2,906,377
23,668 (a),(b) Aerovate Therapeutics, Inc 57,987
255,544 Agilent Technologies, Inc 33,299,939
42,139 (a) Agios Pharmaceuticals, Inc 1,872,236
55,427 (a) Akero Therapeutics, Inc 1,708,814
7,279 (a),(b) Akoya Biosciences, Inc 20,490
40,430 (a) Aldeyra Therapeutics, Inc 212,662
42,029 (a) Alector, Inc 206,783
130,128 (a) Alkermes plc 3,344,290
49,804 (a),(b) Allogene Therapeutics, Inc 127,249
109,660 (a) Alnylam Pharmaceuticals, Inc 29,234,259
98,040 (a),(b) Altimmune, Inc 660,790
111,691 (a) Alto Neuroscience, Inc 434,478
56,031 (a) ALX Oncology Holdings, Inc 80,124
462,356 Amgen, Inc 148,027,897
265,666 (a) Amicus Therapeutics, Inc 3,033,906
258,046 (a) Amneal Pharmaceuticals, Inc 2,185,650
28,740 (a) Amphastar Pharmaceuticals, Inc 1,452,232
15,332 (a) AnaptysBio, Inc 331,631
45,302 (a),(b) Anavex Life Sciences Corp 299,899
16,713 (a) ANI Pharmaceuticals, Inc 956,736
10,900 (a) Anika Therapeutics, Inc 186,499
117,303 (a) Annexon, Inc 858,658
89,116 (a) Apellis Pharmaceuticals, Inc 2,429,302
37,983 (a) Apogee Therapeutics, Inc 1,976,635
78,794 (a) Applied Therapeutics, Inc 696,539
100,801 (a),(b) Aquestive Therapeutics, Inc 553,397
62,957 (a) Arbutus Biopharma Corp 242,070
35,592 (a) Arcellx, Inc 2,999,338
18,624 (a) Arcturus Therapeutics Holdings, Inc 330,204
33,215 (a) Arcus Biosciences, Inc 508,189
72,609 (a) Arcutis Biotherapeutics, Inc 603,381
185,422 (a) Ardelyx, Inc 1,088,427
112,071 (a) Arrowhead Pharmaceuticals, Inc 2,155,125
63,898 (a),(b) ARS Pharmaceuticals, Inc 940,579
53,603 (a) Arvinas, Inc 1,416,727
40,817 (a) Astria Therapeutics, Inc 456,334
146,157 (a),(b) Atea Pharmaceuticals, Inc 473,549
21,983 (a) Aura Biosciences, Inc 229,503
103,661 (a) Aurinia Pharmaceuticals, Inc 747,396
74,237 (a) Avadel Pharmaceuticals plc 1,148,446
568,078 (a) Avantor, Inc 12,707,905
45,157 (a) Avid Bioservices, Inc 449,764
84,974 (a) Avidity Biosciences, Inc 3,591,001

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
24,845 (a),(b) Avita Medical, Inc $ 250,934
34,184 (a),(b) Axsome Therapeutics, Inc 3,043,402
49,100 (a) Beam Therapeutics, Inc 1,075,781
132,467 (a) BioCryst Pharmaceuticals, Inc 1,061,061
125,092 (a) Biogen, Inc 21,766,008
61,978 (a) Biohaven Ltd 3,084,025
17,772 (a) BioLife Solutions, Inc 415,865
169,848 (a) BioMarin Pharmaceutical, Inc 11,191,285
16,998 (a),(b) Biomea Fusion, Inc 159,271
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 6,591,054
129,981 Bio-Techne Corp 9,586,099
117,035 (a),(b) Bluebird Bio, Inc 54,304
55,914 (a) Blueprint Medicines Corp 4,893,034
111,829 (a) Bridgebio Pharma, Inc 2,617,917
1,755,595 Bristol-Myers Squibb Co 97,909,533
56,174 (a) Brooks Automation, Inc 2,308,190
88,086 Bruker BioSciences Corp 4,986,548
72,831 (a),(b) C4 Therapeutics, Inc 388,189
351,330 (a),(b) Cabaletta Bio, Inc 1,247,221
39,266 (a),(b) Candel Therapeutics, Inc 207,324
36,257 (a) CareDx, Inc 802,367
17,292 (a),(b) Cargo Therapeutics, Inc 337,194
134,961 (a) Caribou Biosciences, Inc 264,524
31,847 (a),(b) Cassava Sciences, Inc 821,812
137,751 (a) Catalent, Inc 8,072,209
77,118 (a) Catalyst Pharmaceuticals, Inc 1,681,172
18,197 (a),(b) Celcuity, Inc 282,053
50,208 (a) Celldex Therapeutics, Inc 1,308,420
32,063 (a) Century Therapeutics, Inc 36,872
56,665 (a) CG oncology, Inc 2,013,307
42,197 (a) Charles River Laboratories International, Inc 7,535,540
62,303 (a),(c) Chinook Therapeutics, Inc 24,298
179,971 (a) Codexis, Inc 565,109
87,080 (a) Cogent Biosciences, Inc 1,000,549
27,222 (a) Collegium Pharmaceutical, Inc 929,359
119,048 (a),(b) Compass Therapeutics, Inc 195,239
8,797 (a),(b) Corbus Pharmaceuticals Holdings, Inc 140,400
72,910 (a) Corcept Therapeutics, Inc 3,570,403
72,860 (a),(b) CorMedix, Inc 732,607
73,540 (a) Crinetics Pharmaceuticals, Inc 4,115,298
29,602 (a) CryoPort, Inc 197,149
110,231 (a) Cullinan Oncology, Inc 1,714,092
93,386 (a) Cytek Biosciences, Inc 461,794
92,031 (a) Cytokinetics, Inc 4,693,581
557,268 Danaher Corp 136,898,457
53,454 (a),(b) Day One Biopharmaceuticals, Inc 786,843
101,941 (a) Denali Therapeutics, Inc 2,646,388
90,410 (a),(b) Design Therapeutics, Inc 473,748
38,428 (a) Disc Medicine, Inc 1,722,343
103,603 (a) Dynavax Technologies Corp 1,227,696
70,121 (a) Dyne Therapeutics, Inc 2,023,692
72,629 (a) Edgewise Therapeutics, Inc 2,438,156
76,006 (a) Editas Medicine, Inc 220,417
406,143 (a) Elanco Animal Health, Inc 5,133,648
691,515 Eli Lilly & Co 573,777,656
16,480 (a) Enanta Pharmaceuticals, Inc 185,318
19,880 (a),(b) Enliven Therapeutics, Inc 553,658
20,959 (a) Entrada Therapeutics, Inc 359,237
194,484 (a) Erasca, Inc 503,714
165,874 (a),(b) Esperion Thereapeutics, Inc 338,383
21,778 (a) Evolus, Inc 355,417
155,554 (a) Exact Sciences Corp 10,722,337

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
272,626 (a) Exelixis, Inc $ 9,051,183
23,505 (a),(b) EyePoint Pharmaceuticals, Inc 276,419
127,905 (a) Fate Therapeutics, Inc 303,135
232,051 (a) Fluidigm Corp 454,820
14,252 (a) Foghorn Therapeutics, Inc 108,600
75,830 (a),(b) Fortrea Holdings, Inc 1,275,461
56,383 (a) Fulcrum Therapeutics, Inc 178,170
75,916 (a) Generation Bio Co 165,497
423,644 (a) Geron Corp 1,741,177
1,080,518 Gilead Sciences, Inc 95,971,609
22,781 (a),(b) GRAIL, Inc 309,138
104,921 (a) Halozyme Therapeutics, Inc 5,305,855
22,623 (a) Harmony Biosciences Holdings, Inc 726,877
21,426 (a) Harrow Health, Inc 965,456
67,454 (a) Harvard Bioscience, Inc 158,517
135,329 (a),(b) Heron Therapeutics, Inc 235,472
79,316 (a),(b) Humacyte, Inc 400,546
57,537 (a) Ideaya Biosciences, Inc 1,619,667
21,368 (a),(b) IGM Biosciences, Inc 366,248
136,690 (a) Illumina, Inc 19,702,497
114,982 (a),(b) ImmunityBio, Inc 599,056
43,493 (a),(b) Immunome, Inc 498,865
37,763 (a) Immunovant, Inc 1,104,945
145,350 (a) Incyte Corp 10,773,342
5,064 (a) Inhibrx Biosciences, Inc 81,176
20,258 (a),(c) Inhibrx, Inc 13,117
49,340 (a) Innoviva, Inc 965,090
69,687 (a) Inozyme Pharma, Inc 298,957
128,087 (a) Insmed, Inc 8,617,693
86,438 (a) Intellia Therapeutics, Inc 1,229,148
83,591 (a) Intra-Cellular Therapies, Inc 7,084,337
127,693 (a) Ionis Pharmaceuticals, Inc 4,902,134
180,203 (a) Iovance Biotherapeutics, Inc 1,881,319
156,420 (a) IQVIA Holdings, Inc 32,194,364
115,967 (a) Ironwood Pharmaceuticals, Inc 458,070
14,777 (a) iTeos Therapeutics, Inc 124,866
22,962 (a) Janux Therapeutics, Inc 1,239,718
62,736 (a) Jasper Therapeutics, Inc 1,328,748
53,458 (a) Jazz Pharmaceuticals plc 5,881,984
2,080,198 Johnson & Johnson 332,540,452
16,585 (a) KalVista Pharmaceuticals, Inc 170,328
31,056 (a) Keros Therapeutics, Inc 1,802,490
21,130 (a) Kiniksa Pharmaceuticals Ltd 477,327
75,293 (a) Kodiak Sciences, Inc 286,113
19,582 (a) Krystal Biotech, Inc 3,378,482
46,117 (a) Kura Oncology, Inc 771,076
35,001 (a) Kymera Therapeutics, Inc 1,615,996
36,605 (a),(b) Larimar Therapeutics, Inc 301,076
942,643 (a),(b) Lexicon Pharmaceuticals, Inc 1,838,154
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 1,162,489
270,271 (a),(b) Lineage Cell Therapeutics, Inc 224,676
61,737 (a),(b) Liquidia Corp 669,846
34,355 (a) Longboard Pharmaceuticals, Inc 2,051,681
256,359 (a) Lyell Immunopharma, Inc 246,182
79,601 (a) MacroGenics, Inc 291,340
14,540 (a) Madrigal Pharmaceuticals, Inc 3,770,804
20,258 (a),(b) Magenta Therapeutics, Inc 564,388
180,755 (a) MannKind Corp 1,277,938
84,535 (a) Maravai LifeSciences Holdings, Inc 626,404
68,933 (a) MaxCyte, Inc 246,780
21,610 (a) Medpace Holdings, Inc 6,790,294
76,280 (a) MeiraGTx Holdings plc 422,591

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
2,188,435 Merck & Co, Inc $ 223,920,669
3,546 Mesa Laboratories, Inc 404,386
18,592 (a) Mettler-Toledo International, Inc 24,016,216
81,129 (a) MiMedx Group, Inc 555,734
62,350 (a),(b) Mind Medicine MindMed, Inc 392,805
20,639 (a) Mineralys Therapeutics, Inc 276,150
29,905 (a) Mirum Pharmaceuticals, Inc 1,150,146
279,847 (a) Moderna, Inc 15,212,483
31,239 (a),(b) Monte Rosa Therapeutics, Inc 265,531
63,827 (a) Myriad Genetics, Inc 1,401,641
94,979 (a) Natera, Inc 11,488,660
96,721 (a) Nautilus Biotechnology, Inc 251,475
64,965 (a),(b) Neumora Therapeutics, Inc 743,849
81,997 (a) Neurocrine Biosciences, Inc 9,861,779
8,702 (a),(b) Neurogene, Inc 382,975
34,251 (a),(b) Nkarta, Inc 105,493
116,572 (a),(b) Novavax, Inc 1,120,257
49,240 (a) Nurix Therapeutics, Inc 1,210,319
24,935 (a) Nuvalent, Inc 2,206,498
159,982 (a) Nuvation Bio, Inc 353,560
230,126 (a),(b) Ocugen, Inc 209,645
151,573 (a) Ocular Therapeutix, Inc 1,596,064
47,004 (a),(b) Olema Pharmaceuticals, Inc 541,956
4,311 (a),(c) OmniAb Operations, Inc 43
4,311 (a),(c) OmniAb Operations, Inc 43
53,864 (a) OmniAb, Inc 220,304
64,901 (a) Organogenesis Holdings, Inc 179,776
199,536 Organon & Co 3,747,286
61,634 (a) ORIC Pharmaceuticals, Inc 578,127
32,703 (a) Pacira BioSciences, Inc 542,870
107,305 PerkinElmer, Inc 12,725,300
72,681 Perrigo Co plc 1,862,814
39,666 (a) Perspective Therapeutics, Inc 468,455
4,907,599 Pfizer, Inc 138,885,052
53,110 (a),(b) Phathom Pharmaceuticals, Inc 910,836
15,122 Phibro Animal Health Corp 349,621
47,531 (a) Pliant Therapeutics, Inc 668,761
167,365 (a) Poseida Therapeutics, Inc 396,655
14,495 (a) Praxis Precision Medicines, Inc 1,014,505
293,619 (a),(b) Precigen, Inc 231,430
38,952 (a) Prestige Consumer Healthcare, Inc. 2,872,710
286,875 (a),(b) Prime Medicine, Inc 1,113,075
53,801 (a) ProKidney Corp 86,082
46,443 (a) Protagonist Therapeutics, Inc 2,128,947
31,004 (a) Prothena Corp plc 527,068
72,077 (a) PTC Therapeutics, Inc 2,877,314
31,800 (a),(b) Q32 Bio, Inc 1,501,914
212,296 QIAGEN NV 8,937,662
22,482 (a) Quanterix Corp 297,100
104,376 (a) Quantum-Si, Inc 73,168
29,554 (a) RAPT Therapeutics, Inc 62,654
167,982 (a),(b) Recursion Pharmaceuticals, Inc 1,061,646
90,699 (a) Regeneron Pharmaceuticals, Inc 76,023,902
27,410 (a) REGENXBIO, Inc 235,452
100,692 (a) Relay Therapeutics, Inc 567,399
50,015 (a) Repligen Corp 6,715,514
36,059 (a) Replimune Group, Inc 424,054
121,229 (a) Revance Therapeutics, Inc 715,251
126,030 (a) REVOLUTION Medicines, Inc 6,742,605
44,362 (a) Rhythm Pharmaceuticals, Inc 2,117,398
53,934 (a) Rocket Pharmaceuticals, Inc 898,001
436,815 (a) Roivant Sciences Ltd 5,045,213

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
338,500 Royalty Pharma plc $ 9,139,500
38,930 (a) Sage Therapeutics, Inc 236,694
102,323 (a),(b) Sana Biotechnology, Inc 358,131
77,287 (a) Sarepta Therapeutics, Inc 9,738,162
82,656 (a) Savara, Inc 300,455
39,598 (a) Scholar Rock Holding Corp 1,126,167
36,497 (a) scPharmaceuticals, Inc 151,463
11,020 (a),(b) Selecta Biosciences, Inc 218,196
46,544 SIGA Technologies, Inc 336,048
17,492 (a) Soleno Therapeutics, Inc 963,110
60,297 (a),(b),(c) Sorrento Therapeutics, Inc 56,142
163,438 (a) Sotera Health Co 2,561,073
49,435 (a),(b) SpringWorks Therapeutics, Inc 1,489,477
28,421 (a),(b) Spyre Therapeutics, Inc 924,535
42,067 (a) Stoke Therapeutics, Inc 519,948
85,601 (a),(b) Summit Therapeutics, Inc 1,591,323
34,780 (a) Supernus Pharmaceuticals, Inc 1,184,955
105,693 (a) Sutro Biopharma, Inc 343,502
61,495 (a) Syndax Pharmaceuticals, Inc 1,159,796
54,251 (a) Tango Therapeutics, Inc 294,854
25,050 (a),(b) Tarsus Pharmaceuticals, Inc 1,114,475
224,793 (a) Taysha Gene Therapies, Inc 379,900
69,998 (a) Tenaya Therapeutics, Inc 134,396
63,815 (a) Terns Pharmaceuticals, Inc 437,771
119,821 (a),(b) TG Therapeutics, Inc 3,002,714
38,181 (a) Theravance Biopharma, Inc 314,611
331,468 Thermo Fisher Scientific, Inc 181,087,598
20,447 (a) Tourmaline Bio, Inc 521,807
43,527 (a) Travere Therapeutics, Inc 761,723
53,575 (a) Twist Bioscience Corp 2,162,287
15,113 (a),(b) Tyra Biosciences, Inc 252,085
63,606 (a) Ultragenyx Pharmaceutical, Inc 3,243,270
38,931 (a) United Therapeutics Corp 14,559,026
34,218 (a),(b) UroGen Pharma Ltd 419,513
42,360 (a) Vanda Pharmaceuticals, Inc 196,974
108,334 (a) Vaxcyte, Inc 11,521,321
40,027 (a) Ventyx Biosciences, Inc 86,458
36,394 (a) Vera Therapeutics, Inc 1,469,590
49,459 (a) Veracyte, Inc 1,668,747
34,319 (a) Vericel Corp 1,511,409
66,556 (a),(b) Verrica Pharmaceuticals, Inc 93,178
223,644 (a) Vertex Pharmaceuticals, Inc 106,450,071
127,825 (a) Verve Therapeutics, Inc 732,437
942,743 Viatris, Inc 10,935,819
85,347 (a) Viking Therapeutics, Inc 6,191,071
56,000 (a) Vir Biotechnology, Inc 419,440
69,084 (a) Viridian Therapeutics, Inc 1,490,142
28,592 (a) Voyager Therapeutics, Inc 195,283
49,469 (a) Waters Corp 15,983,929
95,239 (a) WaVe Life Sciences Ltd 1,305,727
64,445 West Pharmaceutical Services, Inc 19,844,549
195,122 (a),(b) X4 Pharmaceuticals, Inc 97,600
42,278 (a) Xencor, Inc 888,261
159,431 (a) Xeris Biopharma Holdings, Inc 513,368
41,080 (a),(b) Y-mAbs Therapeutics, Inc 596,071
373,735 (a),(b) Zentalis Pharmaceuticals, Inc 1,020,297
64,413 (a),(b) Zevra Therapeutics, Inc 524,966
397,336 Zoetis, Inc 71,035,730
47,733 (a) Zymeworks, Inc 653,942
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,197,283,783
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
95,865 (a) Anywhere Real Estate, Inc 370,039

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
268,254 (a) CBRE Group, Inc $ 35,133,226
296,863 (a) Compass, Inc 1,885,080
170,824 (a) Cushman & Wakefield plc 2,314,665
114,921 (b) DigitalBridge Group, Inc 1,803,111
52,530 (b) eXp World Holdings, Inc 699,700
23,024 (a) Forestar Group, Inc 726,868
12,216 (a) FRP Holdings, Inc 354,264
32,582 (a) Howard Hughes Holdings, Inc 2,477,535
44,481 (a) Jones Lang LaSalle, Inc 12,052,572
159,327 Kennedy-Wilson Holdings, Inc 1,703,206
20,898 Marcus & Millichap, Inc 790,780
137,987 Newmark Group, Inc 2,068,425
563,538 (a) Opendoor Technologies, Inc 986,192
22,322 (a) Re/Max Holdings, Inc 273,221
84,085 (a),(b) Real Brokerage, Inc 459,104
111,352 (a) Redfin Corp 1,154,720
11,719 RMR Group, Inc 282,076
3,620 (a) Seaport Entertainment Group, Inc 98,283
37,446 St. Joe Co 1,935,958
23,298 (a) Tejon Ranch Co 370,671
44,172 (a) Zillow Group, Inc (Class A) 2,564,185
136,927 (a) Zillow Group, Inc (Class C) 8,227,943
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 78,731,824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.0%
37,003 (a),(b) ACM Research, Inc 695,471
1,389,251 (a) Advanced Micro Devices, Inc 200,149,392
22,266 (a),(b) Aehr Test Systems 313,505
67,906 (a) Allegro MicroSystems, Inc 1,415,161
15,596 (a) Alpha & Omega Semiconductor Ltd 515,292
29,077 (a) Ambarella, Inc 1,633,837
99,807 Amkor Technology, Inc 2,540,088
427,805 Analog Devices, Inc 95,447,574
720,784 Applied Materials, Inc 130,879,959
11,352 (a) Astera Labs, Inc 796,456
27,218 (a) Axcelis Technologies, Inc 2,321,968
3,924,224 Broadcom, Inc 666,215,508
17,022 (a) Ceva, Inc 397,208
47,822 (a) Cirrus Logic, Inc 5,251,812
44,780 (a) Cohu, Inc 1,115,918
103,694 (a) Credo Technology Group Holding Ltd 3,909,264
41,045 (a) Diodes, Inc 2,400,312
112,336 (a) Enphase Energy, Inc 9,328,381
128,417 Entegris, Inc 13,446,544
90,890 (a) First Solar, Inc 17,676,287
63,486 (a) Formfactor, Inc 2,411,198
103,266 (a),(b) GLOBALFOUNDRIES, Inc 3,769,209
20,679 (a) Ichor Holdings Ltd 563,710
20,869 (a) Impinj, Inc 3,964,901
120,636 (a),(b) indie Semiconductor, Inc 399,305
3,669,404 Intel Corp 78,965,574
116,999 KLA Corp 77,948,244
47,086 Kulicke & Soffa Industries, Inc 2,112,278
1,132,250 Lam Research Corp 84,182,788
116,584 (a) Lattice Semiconductor Corp 5,906,145
42,484 (a) MACOM Technology Solutions Holdings, Inc 4,775,202
730,642 Marvell Technology, Inc 58,531,731
86,600 (a) MaxLinear, Inc 1,123,202
465,089 Microchip Technology, Inc 34,123,580
944,460 Micron Technology, Inc 94,115,439
53,916 MKS Instruments, Inc 5,355,476
41,146 Monolithic Power Systems, Inc 31,242,158
89,644 (a),(b) Navitas Semiconductor Corp 221,421

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
4,291 NVE Corp $ 323,413
20,190,839 Nvidia Corp 2,680,535,786
375,461 (a) ON Semiconductor Corp 26,466,246
41,398 (a) Onto Innovation, Inc 8,210,465
36,332 (a) PDF Solutions, Inc 1,028,922
49,870 (a) Photronics, Inc 1,137,036
46,429 Power Integrations, Inc 2,805,704
84,782 (a) Qorvo, Inc 6,041,565
966,975 QUALCOMM, Inc 157,394,521
95,117 (a) Rambus, Inc 4,548,495
50,739 (a) Semtech Corp 2,242,156
28,202 (a) Silicon Laboratories, Inc 2,929,060
17,834 (a),(b) SiTime Corp 3,014,124
3,754 (a),(b) SkyWater Technology, Inc 36,827
146,579 Skyworks Solutions, Inc 12,837,389
35,747 (a),(b) SMART Global Holdings, Inc 537,992
30,232 (a) Synaptics, Inc 2,076,031
134,686 Teradyne, Inc 14,305,000
784,393 Texas Instruments, Inc 159,357,282
31,853 (a) Ultra Clean Holdings 1,065,483
41,731 Universal Display Corp 7,524,934
37,057 (a) Veeco Instruments, Inc 1,066,500
136,460 (a),(b) Wolfspeed, Inc 1,816,283
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,743,462,712
SOFTWARE & SERVICES - 11.3%
78,314 (a) 8x8, Inc 174,640
60,250 A10 Networks, Inc 882,663
541,414 Accenture plc 186,690,376
97,431 (a) ACI Worldwide, Inc 4,793,605
76,196 Adeia, Inc 947,116
383,208 (a) Adobe, Inc 183,204,081
16,094 (a) Agilysys, Inc 1,610,044
131,419 (a) Akamai Technologies, Inc 13,283,833
39,936 (a) Alarm.com Holdings, Inc 2,129,787
31,790 (a) Alkami Technology, Inc 1,163,832
41,477 (a) Altair Engineering, Inc 4,313,193
111,518 Amdocs Ltd 9,785,147
26,922 American Software, Inc (Class A) 284,027
43,168 (a) Amplitude, Inc 388,080
77,913 (a) Ansys, Inc 24,964,104
18,081 (a) Appfolio, Inc 3,758,498
29,215 (a) Appian Corp 1,044,436
135,700 (a),(b) Applied Digital Corp 917,332
224,028 (a) AppLovin Corp 37,948,103
67,566 (a) Asana, Inc 806,738
24,132 (a) Aspentech Corp 5,664,504
33,223 (a),(b) Asure Software, Inc 329,572
137,487 (a) Atlassian Corp Ltd 25,921,799
64,021 (a) AudioEye, Inc 1,363,647
185,995 (a) Autodesk, Inc 52,785,381
224,783 (a) AvePoint, Inc 2,728,866
142,771 Bentley Systems, Inc 6,890,129
154,441 (a),(b) BigBear.ai Holdings, Inc 245,561
34,963 (a) BigCommerce Holdings, Inc 183,206
88,953 (a) BILL Holdings, Inc 5,191,297
103,897 (a),(b) Bit Digital, Inc 395,848
41,875 (a) Blackbaud, Inc 3,161,981
44,539 (a) BlackLine, Inc 2,466,124
202,594 (a) Blend Labs, Inc 735,416
143,236 (a) Box, Inc 4,549,175
51,645 (a) Braze, Inc 1,624,752
78,127 (a) C3.ai, Inc 1,924,268

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
233,934 (a) Cadence Design Systems, Inc $ 64,593,856
305,216 (a) CCC Intelligent Solutions Holdings, Inc 3,177,299
27,699 (a) Cerence, Inc 84,343
122,132 (a),(b) Ceridian HCM Holding, Inc 8,665,265
134,681 (a) Cipher Mining, Inc 663,977
187,899 (a),(b) Cleanspark, Inc 1,993,608
70,549 (b) Clear Secure, Inc 2,594,792
107,408 (a) Clearwater Analytics Holdings, Inc 2,804,423
257,398 (a) Cloudflare, Inc 22,576,379
440,626 Cognizant Technology Solutions Corp (Class A) 32,866,293
37,055 (a) Commvault Systems, Inc 5,787,620
200,074 (a) Confluent, Inc 5,235,937
10,805 (a) Consensus Cloud Solutions, Inc 239,655
142,805 (a) Core Scientific, Inc 1,897,878
23,147 (a) Couchbase, Inc 371,972
194,740 (a) Crowdstrike Holdings, Inc 57,812,464
9,431 (a) CS Disco, Inc 55,454
253,496 (a) Datadog, Inc 31,798,538
7,154 (a) Dave, Inc 275,858
9,840 (a),(b) Digimarc Corp 304,843
86,742 (a),(b) Digital Turbine, Inc 277,574
58,947 (a) DigitalOcean Holdings, Inc 2,333,122
178,126 (a) DocuSign, Inc 12,358,382
50,425 Dolby Laboratories, Inc (Class A) 3,675,983
20,233 (a) Domo, Inc 160,852
129,394 (a) DoubleVerify Holdings, Inc 2,206,168
231,906 (a) Dropbox, Inc 5,994,770
250,706 (a),(b) D-Wave Quantum, Inc 265,748
178,283 (a) DXC Technology Co 3,540,700
236,794 (a) Dynatrace, Inc 12,739,517
147,811 (a) E2open Parent Holdings, Inc 433,086
16,495 (a) eGain Corp 81,155
66,063 (a) Elastic NV 5,300,235
15,834 (a) Enfusion, Inc 141,081
42,067 (a) Envestnet, Inc 2,640,966
48,388 (a) EPAM Systems, Inc 9,128,396
11,244 (a) EverCommerce, Inc 118,287
20,483 (a) Fair Isaac Corp 40,824,872
136,530 (a) Fastly, Inc 987,112
57,264 (a) Five9, Inc 1,691,006
555,197 (a) Fortinet, Inc 43,671,796
158,570 (a) Freshworks, Inc 1,855,269
65,632 (a) Gartner, Inc 32,980,080
452,063 Gen Digital, Inc 13,159,554
98,530 (a) Gitlab, Inc 5,295,988
35,199 (a) Globant S.A. 7,387,918
126,709 (a) GoDaddy, Inc 21,135,061
32,650 (a) Grid Dynamics Holdings, Inc 519,788
65,057 (a) Guidewire Software, Inc 12,117,517
37,219 Hackett Group, Inc 905,166
112,550 (a) HashiCorp, Inc 3,810,943
40,628 (a) HubSpot, Inc 22,540,008
67,082 (a),(b) Hut 8 Corp 1,059,225
42,116 (a) Informatica, Inc 1,149,767
24,400 (a),(b) Instructure Holdings, Inc 574,376
40,197 (a) Intapp, Inc 2,016,684
24,224 (b) InterDigital, Inc 3,644,259
789,928 International Business Machines Corp 163,293,916
234,776 Intuit, Inc 143,283,793
51,838 (a) Jamf Holding Corp 862,584
182,043 (a) Kyndryl Holdings, Inc 4,166,964
48,520 (a) LiveRamp Holdings, Inc 1,214,456

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
56,829 (a) Manhattan Associates, Inc $ 14,966,485
232,215 (a),(b) Marathon Digital Holdings, Inc 3,894,246
273,528 (a) Matterport, Inc 1,247,288
28,276 (a) MeridianLink, Inc 620,941
6,416,714 Microsoft Corp 2,607,431,734
134,630 (a),(b) MicroStrategy, Inc (Class A) 32,917,035
31,026 (a) Mitek Systems, Inc 266,513
59,634 (a) MongoDB, Inc 16,125,034
52,627 (a) N-able, Inc 643,628
58,836 (a) nCino OpCo, Inc 2,194,583
111,377 (a) NCR Corp 1,426,739
66,024 (a),(b) NextNav, Inc 767,199
220,644 (a) Nutanix, Inc 13,701,992
133,403 (a) Okta, Inc 9,590,342
69,602 (a) Olo, Inc 348,706
19,455 (a) ON24, Inc 117,703
117,586 (a) OneSpan, Inc 1,961,335
1,352,969 Oracle Corp 227,082,317
34,330 (a) Pagaya Technologies Ltd 395,482
65,121 (a) PagerDuty, Inc 1,176,085
1,727,111 (a) Palantir Technologies, Inc 71,778,733
267,618 (a) Palo Alto Networks, Inc 96,430,794
60,529 (a) Paycor HCM, Inc 913,383
37,253 (a) Paylocity Holding Corp 6,875,786
30,445 Pegasystems, Inc 2,418,551
83,015 (a) Procore Technologies, Inc 5,449,935
35,100 Progress Software Corp 2,249,559
29,988 (a) PROS Holdings, Inc 593,762
100,282 (a) PTC, Inc 18,585,263
47,344 (a) Q2 Holdings, Inc 4,008,143
33,850 (a) Qualys, Inc 4,036,274
45,920 (a) Rapid7, Inc 1,856,086
38,512 (a) Rimini Street, Inc 68,166
61,567 (a) RingCentral, Inc 2,217,028
226,783 (a),(b) Riot Platforms, Inc 2,095,475
92,503 Roper Industries, Inc 49,741,638
806,903 Salesforce, Inc 235,107,327
37,443 Sapiens International Corp NV 1,380,898
27,043 (a) SEMrush Holdings, Inc 354,534
217,032 (a) SentinelOne, Inc 5,597,255
178,053 (a) ServiceNow, Inc 166,121,669
114,903 (a) Smartsheet, Inc 6,482,827
275,384 (a) Snowflake, Inc 31,619,591
26,865 SolarWinds Corp 351,394
237,374 (a),(b) SoundHound AI, Inc 1,193,991
6,623 (a) SoundThinking, Inc 70,138
69,477 (a) Sprinklr, Inc 516,214
56,116 (a) Sprout Social, Inc 1,486,513
35,737 (a) SPS Commerce, Inc 5,896,605
132,441 (a) Synopsys, Inc 68,023,022
110,077 (a) Tenable Holdings, Inc 4,360,150
85,041 (a) Teradata Corp 2,740,871
190,744 (a),(b) Terawulf, Inc 1,243,651
66,554 (a),(b) Thoughtworks Holding, Inc 295,500
381,593 (a) Trade Desk, Inc 45,871,295
7,399 (a),(b) Tucows, Inc 137,030
152,065 (a) Twilio, Inc 12,264,042
34,904 (a) Tyler Technologies, Inc 21,137,513
350,023 (a) UiPath, Inc 4,326,284
46,333 (a) Unisys Corp 320,161
249,899 (a),(b) Unity Software, Inc 5,017,972
112,868 (a) Varonis Systems, Inc 5,685,161

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
55,349 (a) Verint Systems, Inc $ 1,178,934
79,527 (a) VeriSign, Inc 14,063,555
41,020 (a) Vertex, Inc 1,702,740
8,056 (a) Viant Technology, Inc 94,014
47,115 (a) Weave Communications, Inc 660,552
183,930 (a) Workday, Inc 43,012,031
49,334 (a) Workiva, Inc 3,934,880
30,478 (a) Xperi, Inc 278,264
82,017 (a) Yext, Inc 593,803
180,158 (a) Zeta Global Holdings Corp 4,986,773
224,197 (a) Zoom Video Communications, Inc 16,756,484
75,557 (a) Zscaler, Inc 13,659,950
82,293 (a) Zuora, Inc 814,701
TOTAL SOFTWARE & SERVICES 5,366,127,991
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
63,108 (a) 908 Devices, Inc 197,844
83,498 (a) ADTRAN Holdings, Inc 507,250
28,385 Advanced Energy Industries, Inc 3,080,624
15,785 (a),(b) Aeva Technologies, Inc 58,089
1,012,808 Amphenol Corp (Class A) 67,878,392
12,543,157 Apple, Inc 2,833,624,598
33,035 (a),(b) Applied Optoelectronics, Inc 516,007
223,286 (a) Arista Networks, Inc 86,286,642
59,735 (a) Arlo Technologies, Inc 606,908
53,673 (a) Arrow Electronics, Inc 6,369,375
7,088 (a) Aviat Networks, Inc 144,950
95,338 Avnet, Inc 5,168,273
29,448 Badger Meter, Inc 5,891,072
8,535 Bel Fuse, Inc (Class B) 643,710
32,324 Belden CDT, Inc 3,680,734
27,743 Benchmark Electronics, Inc 1,201,272
57,397 (a) Calix, Inc 2,030,706
116,387 CDW Corp 21,907,525
138,095 (a) Ciena Corp 8,770,413
3,485,850 Cisco Systems, Inc 190,920,004
7,427 (a),(b) Clearfield, Inc 266,852
151,819 Cognex Corp 6,107,678
120,219 (a) Coherent Corp 11,113,044
37,313 (a) CommScope Holding Co, Inc 251,116
670,495 Corning, Inc 31,908,857
19,293 (a) Corsair Gaming, Inc 123,765
15,693 (a) CPI Card Group, Inc 337,399
38,580 Crane NXT Co 2,093,737
23,784 CTS Corp 1,177,070
60,151 (a) Daktronics, Inc 783,768
230,978 Dell Technologies, Inc 28,555,810
18,799 (a) Diebold Nixdorf, Inc 870,018
23,627 (a) Digi International, Inc 684,474
41,555 (a) Eastman Kodak Co 196,140
19,554 (a) ePlus, Inc 1,739,328
85,848 (a),(b) Evolv Technologies Holdings, Inc 184,573
109,491 (a) Extreme Networks, Inc 1,634,701
50,344 (a) F5 Networks, Inc 11,774,455
33,061 (a) Fabrinet 7,966,709
14,036 (a) FARO Technologies, Inc 246,191
89,756 (a) Harmonic, Inc 995,394
1,132,379 Hewlett Packard Enterprise Co 22,070,067
846,925 HP, Inc 30,082,776
25,842 Immersion Corp 217,848
130,507 (a),(b) Infinera Corp 877,007
29,268 (a) Insight Enterprises, Inc 5,119,559
138,657 (a),(b) IonQ, Inc 2,084,015

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
27,126 (a) IPG Photonics Corp $ 2,196,121
32,976 (a) Itron, Inc 3,685,398
94,781 Jabil Inc 11,666,593
278,626 Juniper Networks, Inc 10,838,551
151,172 (a) Keysight Technologies, Inc 22,526,140
14,309 (a) Kimball Electronics, Inc 254,557
61,140 (a) Knowles Corp 1,058,945
86,567 (a),(b) Lightwave Logic, Inc 272,686
22,984 Littelfuse, Inc 5,622,576
55,921 (a) Lumentum Holdings, Inc 3,571,674
28,648 Methode Electronics, Inc 249,811
128,338 (a),(b) MicroVision, Inc 129,621
165,626 (a) Mirion Technologies, Inc 2,451,265
141,667 Motorola Solutions, Inc 63,658,066
28,037 Napco Security Technologies, Inc 1,078,864
178,329 NetApp, Inc 20,563,117
23,717 (a) Netgear, Inc 519,877
52,942 (a) Netscout Systems, Inc 1,113,370
31,027 (a) nLight, Inc 387,217
28,759 (a) Novanta, Inc 4,895,932
12,545 (a) OSI Systems, Inc 1,658,574
36,044 (a),(b) Ouster, Inc 238,972
24,291 (a) PAR Technology Corp 1,432,926
8,785 PC Connection, Inc 559,165
21,803 (a) Plexus Corp 3,141,812
77,555 (a) Powerfleet, Inc 390,102
252,114 (a) Pure Storage, Inc 12,618,306
56,145 (a) Ribbon Communications, Inc 199,876
15,589 (a) Rogers Corp 1,563,265
46,609 (a) Sanmina Corp 3,267,291
19,158 (a) Scansource, Inc 812,491
92,045 (a) SmartRent, Inc 155,556
428,240 (a) Super Micro Computer, Inc 12,466,066
65,252 TD SYNNEX Corp 7,526,818
40,888 (a) Teledyne Technologies, Inc 18,617,124
223,129 (a) Trimble Inc 13,499,304
74,357 (a) TTM Technologies, Inc 1,668,571
10,648 (a) Turtle Beach Corp 170,049
5,384 Ubiquiti, Inc 1,430,475
114,475 (a) Viasat, Inc 1,098,960
187,869 (a) Viavi Solutions, Inc 1,732,152
109,481 Vishay Intertechnology, Inc 1,856,798
9,120 (a) Vishay Precision Group, Inc 211,675
125,877 Vontier Corp 4,667,519
269,993 (a) Western Digital Corp 17,633,243
99,358 Xerox Holdings Corp 811,755
44,239 (a) Zebra Technologies Corp (Class A) 16,897,971
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,692,013,936
TELECOMMUNICATION SERVICES - 0.9%
8,133 (a) Anterix, Inc 264,160
96,703 (a),(b) AST SpaceMobile, Inc 2,302,498
6,194,440 AT&T, Inc 139,622,678
5,649 ATN International, Inc 118,403
32,094 (a) Bandwidth, Inc 625,833
49,425 Cogent Communications Group, Inc 3,967,345
68,536 (a) Consolidated Communications Holdings, Inc 317,664
122,900 (a) EchoStar Corp (Class A) 3,079,874
226,561 (a) Frontier Communications Parent, Inc 8,095,024
79,189 (a),(c) GCI Liberty, Inc 792
522,135 (a) Globalstar, Inc 548,242
43,200 (a),(b) Gogo, Inc 282,960
14,644 IDT Corp 687,243

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
117,764 Iridium Communications, Inc $ 3,454,018
107,737 (a) Liberty Global Ltd 2,134,270
114,238 (a) Liberty Global Ltd 2,355,588
26,275 (a) Liberty Latin America Ltd (Class A) 257,232
114,989 (a) Liberty Latin America Ltd (Class C) 1,113,093
871,056 (a) Lumen Technologies, Inc 5,566,048
22,121 (a) Ooma, Inc 264,567
37,330 Shenandoah Telecom Co 516,647
30,098 Spok Holdings, Inc 468,626
88,529 Telephone and Data Systems, Inc 2,633,738
420,036 T-Mobile US, Inc 93,735,234
3,641,010 Verizon Communications, Inc 153,395,751
TOTAL TELECOMMUNICATION SERVICES 425,807,528
TRANSPORTATION - 1.6%
43,466 (a) Air Transport Services Group, Inc 749,354
114,348 (a) Alaska Air Group, Inc 5,478,413
17,676 Allegiant Travel Co 1,149,117
7,165 (a),(b) Amerco, Inc 525,409
554,601 (a) American Airlines Group, Inc 7,431,653
19,290 ArcBest Corp 2,009,632
12,151 (b) Avis Budget Group, Inc 1,008,533
55,909 (a) Blade Air Mobility, Inc 200,993
97,913 CH Robinson Worldwide, Inc 10,088,956
46,970 Costamare, Inc 639,262
14,890 Covenant Logistics Group, Inc 753,434
1,690,670 CSX Corp 56,874,139
561,695 Delta Air Lines, Inc 32,140,188
124,264 Expeditors International Washington, Inc 14,787,416
194,950 FedEx Corp 53,387,058
832 (b) Forward Air Corp 29,395
26,026 (a),(b) Frontier Group Holdings, Inc 158,238
119,048 FTAI Infrastructure, Inc 960,717
22,919 Genco Shipping & Trading Ltd 360,745
94,540 Golden Ocean Group Ltd 1,013,469
109,335 (a) GXO Logistics, Inc 6,539,326
62,367 Heartland Express, Inc 673,875
123,606 (a),(b) Hertz Global Holdings, Inc 343,625
74,214 Hub Group, Inc (Class A) 3,220,145
70,991 JB Hunt Transport Services, Inc 12,822,394
302,364 (a) JetBlue Airways Corp 1,723,475
289,689 (a),(b) Joby Aviation, Inc 1,390,507
47,100 (a) Kirby Corp 5,405,196
139,041 Knight-Swift Transportation Holdings, Inc 7,241,255
29,754 Landstar System, Inc 5,229,861
278,864 (a) Lyft, Inc (Class A) 3,616,866
46,584 Marten Transport Ltd 721,120
32,216 Matson, Inc 4,989,936
195,704 Norfolk Southern Corp 49,010,153
171,756 Old Dominion Freight Line 34,577,918
5,088 (a) PAM Transportation Services, Inc 78,762
57,721 Pangaea Logistics Solutions Ltd 370,569
25,749 (a) Radiant Logistics, Inc 171,231
79,951 (a) RXO, Inc 2,253,819
43,140 Ryder System, Inc 6,310,519
34,465 Safe Bulkers, Inc 144,408
22,323 (a) Saia, Inc 10,907,241
55,591 Schneider National, Inc 1,572,114
39,428 (a) Skywest, Inc 3,753,546
521,159 Southwest Airlines Co 15,937,042
23,522 (a) Sun Country Airlines Holdings, Inc 330,484
1,737,369 (a) Uber Technologies, Inc 125,177,436
90,651 U-Haul Holding Co 6,187,837

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
524,368 Union Pacific Corp $ 121,690,082
279,728 (a) United Airlines Holdings, Inc 21,891,513
624,743 United Parcel Service, Inc (Class B) 83,753,047
7,105 Universal Truckload Services, Inc 298,694
46,797 Werner Enterprises, Inc 1,726,341
95,602 (a) XPO, Inc 12,478,929
TOTAL TRANSPORTATION 742,285,387
UTILITIES - 2.4%
574,379 AES Corp 9,471,510
48,446 Allete, Inc 3,096,184
210,876 Alliant Energy Corp 12,652,560
94,553 (a),(b) Altus Power, Inc 325,262
213,873 Ameren Corp 18,630,477
453,106 American Electric Power Co, Inc 44,744,217
38,997 American States Water Co 3,215,693
168,424 American Water Works Co, Inc 23,261,039
126,248 Atmos Energy Corp 17,520,697
35,631 Avangrid, Inc 1,272,383
75,721 Avista Corp 2,838,023
63,248 Black Hills Corp 3,743,649
101,128 Brookfield Infrastructure Corp 4,154,338
143,669 (b) Brookfield Renewable Corp 4,393,398
97,088 (a),(b) Cadiz, Inc 295,148
56,549 California Water Service Group 2,938,286
521,719 Centerpoint Energy, Inc 15,406,362
22,717 Chesapeake Utilities Corp 2,721,269
25,714 Clearway Energy, Inc (Class A) 685,021
85,770 Clearway Energy, Inc (Class C) 2,434,153
241,570 CMS Energy Corp 16,815,688
287,634 Consolidated Edison, Inc 29,246,625
17,051 Consolidated Water Co, Inc 405,132
274,565 Constellation Energy Corp 72,199,612
726,927 Dominion Energy, Inc 43,273,964
180,750 DTE Energy Co 22,452,765
666,342 Duke Energy Corp 76,809,242
326,308 Edison International 26,887,779
179,416 Entergy Corp 27,770,008
196,369 Essential Utilities, Inc 7,579,843
187,796 Evergy, Inc 11,350,390
294,143 Eversource Energy 19,369,317
882,727 Exelon Corp 34,691,171
469,514 FirstEnergy Corp 19,639,771
28,389 Genie Energy Ltd 446,275
5,833 Global Water Resources, Inc 72,854
79,933 Hawaiian Electric Industries, Inc 820,912
52,830 Idacorp, Inc 5,466,848
43,887 MGE Energy, Inc 3,971,335
13,108 Middlesex Water Co 802,079
49,852 (a) Montauk Renewables, Inc 275,682
70,183 National Fuel Gas Co 4,248,177
77,422 New Jersey Resources Corp 3,552,896
1,785,253 NextEra Energy, Inc 141,481,300
359,796 NiSource, Inc 12,650,427
43,547 Northwest Natural Holding Co 1,693,543
58,124 NorthWestern Corp 3,107,309
191,194 NRG Energy, Inc 17,283,938
193,006 OGE Energy Corp 7,718,310
41,420 ONE Gas, Inc 2,952,003
43,542 Ormat Technologies, Inc 3,440,689
34,114 Otter Tail Corp 2,678,631
1,730,815 PG&E Corp 34,997,079
99,417 Pinnacle West Capital Corp 8,729,807

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
UTILITIES (continued)
53,568 PNM Resources, Inc $ 2,332,351
86,822 Portland General Electric Co 4,115,363
645,366 PPL Corp 21,013,117
422,306 Public Service Enterprise Group, Inc 37,758,379
16,040 (a) Pure Cycle Corp 168,741
14,140 (b) RGC Resources, Inc 289,446
559,560 Sempra Energy 46,650,517
15,830 SJW Corp 881,098
956,893 Southern Co 87,105,970
66,919 Southwest Gas Holdings Inc 4,901,817
53,812 Spire, Inc 3,436,434
104,420 (a),(b) Sunnova Energy International, Inc 633,829
167,494 UGI Corp 4,004,782
17,356 Unitil Corp 1,004,739
299,161 Vistra Corp 37,383,159
266,837 WEC Energy Group, Inc 25,490,939
488,742 Xcel Energy, Inc 32,652,853
20,767 York Water Co 730,375
TOTAL UTILITIES 1,149,234,979
TOTAL COMMON STOCKS
(Cost $19,425,288,814) 47,464,072,401
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
50,751 (c) AstraZeneca plc 02/20/29 15,733
27,694 (c) Chinook Therapeutics, Inc 277
330,579 (b),(c) Selecta Biosciences, Inc 03/20/24 59,504
4,598 (c) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,790
TOTAL RIGHTS/WARRANTS
(Cost $68,015) 75,790
TOTAL LONG-TERM INVESTMENTS
(Cost $19,425,356,829) 47,464,148,191
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
96,195,104 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (f) 96,195,104
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $96,195,104) 96,195,104
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.2%
$ 8,000,000 Federal Home Loan Bank (FHLB) 0 .000 12/18/24 7,952,427
10,000,000 FHLB 0 .000 12/26/24 9,930,622
25,000,000 FHLB 0 .000 01/13/25 24,773,632
12,513,000 FHLB 0 .000 01/17/25 12,393,574
10,000,000 FHLB 0 .000 01/22/25 9,898,440
10,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 01/17/25 9,904,558
12,500,000 Freddie Mac Discount Note 0 01 0 .000 01/31/25 12,359,285
TOTAL GOVERNMENT AGENCY DEBT 87,212,538
REPURCHASE AGREEMENT - 0.6%
276,000,000 (g) Bank of New York Mellon 4 .860 11/01/24 276,000,000
TOTAL REPURCHASE AGREEMENT 276,000,000
TREASURY DEBT - 0.1%
155,000 United States Treasury Bill 0 .000 11/12/24 154,779
29,075,000 United States Treasury Bill 0 .000 12/05/24 28,948,747
25,000,000 United States Treasury Bill 0 .000 12/17/24 24,853,918

Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TREASURY DEBT (continued)
$ 15,000,000 United States Treasury Bill 0 .000% 01/23/25 $ 14,846,602
TOTAL TREASURY DEBT 68,804,046
TOTAL SHORT-TERM INVESTMENTS
(Cost $431,998,748) 432,016,584
TOTAL INVESTMENTS - 100.9%
(Cost $19,953,550,681) 47,992,359,879
OTHER ASSETS & LIABILITIES, NET - (0.9)% (420,257,088)
NET ASSETS - 100.0% $ 47,572,102,791
REIT Real Estate Investment Trust
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $166,540,039.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $278,156,218 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $281,520,046.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 350 12/20/24  $ 102,426,440 $ 100,423,750 $ (2,002,690)

Portfolios of Investments October 31, 2024
Large Cap Growth Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 2.5%
1,518,823 (a) Tesla, Inc $ 379,477,927
TOTAL AUTOMOBILES & COMPONENTS 379,477,927
BANKS - 0.2%
1,742,981 (a) NU Holdings Ltd 26,301,583
3,952 Popular, Inc 352,637
TOTAL BANKS 26,654,220
CAPITAL GOODS - 1.9%
55,323 3M Co 7,107,346
36,738 Aaon, Inc 4,196,214
13,548 Advanced Drainage Systems, Inc 2,030,574
11,397 Armstrong World Industries, Inc 1,590,451
39,764 (a) Axon Enterprise, Inc 16,840,054
54,215 (a) AZEK Co, Inc 2,385,460
61,641 (a) Boeing Co 9,203,618
5,876 (a) Builders FirstSource, Inc 1,007,146
11,925 BWX Technologies, Inc 1,451,869
3,456 Carlisle Cos, Inc 1,459,227
38,526 Caterpillar, Inc 14,493,481
18,907 Comfort Systems USA, Inc 7,393,393
68,671 (a) Core & Main, Inc 3,040,752
9,879 EMCOR Group, Inc 4,406,726
259,651 Fastenal Co 20,299,515
15,520 (a) Generac Holdings, Inc 2,569,336
128,531 General Electric Co 22,079,055
23,713 HEICO Corp 5,808,499
43,697 HEICO Corp (Class A) 8,390,261
54,371 Honeywell International, Inc 11,183,027
13,300 Howmet Aerospace, Inc 1,326,276
59,765 Illinois Tool Works, Inc 15,606,435
17,245 Lennox International, Inc 10,391,320
8,283 Lincoln Electric Holdings, Inc 1,594,975
5,067 (a) Loar Holdings, Inc 436,674
37,550 Lockheed Martin Corp 20,504,178
23,915 Quanta Services, Inc 7,213,481
5,673 Rockwell Automation, Inc 1,513,046
2,143 Simpson Manufacturing Co, Inc 385,290
10,134 (a) SiteOne Landscape Supply, Inc 1,416,125
16,518 (a) Spirit Aerosystems Holdings, Inc (Class A) 534,688
42,712 Trane Technologies plc 15,810,274
5,918 TransDigm Group, Inc 7,707,011
60,991 (a) Trex Co, Inc 4,321,212
8,652 United Rentals, Inc 7,032,346
197,159 Vertiv Holdings Co 21,547,507
20,778 W.W. Grainger, Inc 23,047,581
24,117 (a) WillScot Mobile Mini Holdings Corp 799,237
TOTAL CAPITAL GOODS 288,123,660
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
209,228 Automatic Data Processing, Inc 60,517,107
68,889 Booz Allen Hamilton Holding Corp 12,514,376
57,522 Broadridge Financial Solutions, Inc 12,129,089
179,492 Cintas Corp 36,941,248
440,149 (a) Copart, Inc 22,654,469
13,285 Equifax, Inc 3,520,791
6,158 KBR, Inc 412,648
62,125 Paychex, Inc 8,655,876
17,258 Paycom Software, Inc 3,607,440
150,336 Rollins, Inc 7,086,839
33,715 Tetra Tech, Inc 1,647,989

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
5,951 TransUnion $ 602,836
59,798 Veralto Corp 6,110,758
78,329 Verisk Analytics, Inc 21,518,543
218,884 Waste Management, Inc 47,246,111
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 245,166,120
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 8.7%
5,076,819 (a) Amazon.com, Inc 946,319,062
8,486 (a) Autozone, Inc 25,534,374
34,566 (a) Burlington Stores, Inc 8,564,418
9,412 (a) Carmax, Inc 681,241
22,467 (a) Carvana Co 5,556,314
641,501 (a) Coupang, Inc 16,544,311
2,165 Dick's Sporting Goods, Inc 423,799
40,820 (a) Etsy, Inc 2,099,781
7,736 Ferguson Enterprises, Inc 1,521,981
23,650 (a) Five Below, Inc 2,241,783
20,613 (a) Floor & Decor Holdings, Inc 2,124,170
432,151 Home Depot, Inc 170,159,456
10,130 Murphy USA, Inc 4,947,998
29,001 (a) O'Reilly Automotive, Inc 33,442,213
20,653 Pool Corp 7,468,951
1,531 (a) RH 486,934
40,894 Ross Stores, Inc 5,713,710
368,466 TJX Cos, Inc 41,647,712
58,038 Tractor Supply Co 15,409,669
22,294 (a) Ulta Beauty, Inc 8,226,040
69,485 (a) Valvoline, Inc 2,798,856
40,534 Williams-Sonoma, Inc 5,436,825
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,307,349,598
CONSUMER DURABLES & APPAREL - 0.5%
5,758 (a) Crocs, Inc 620,828
82,494 (a) Deckers Outdoor Corp 13,272,460
65,389 Hasbro, Inc 4,291,480
64,945 (a) Lululemon Athletica, Inc 19,347,115
405,324 Nike, Inc (Class B) 31,262,640
7,051 SharkNinja Global SPV Ltd 650,173
4,710 (a) Skechers U.S.A., Inc (Class A) 289,477
90,256 Tempur Sealy International, Inc 4,324,165
1,003 (a) TopBuild Corp 354,440
13,654 (a) YETI Holdings, Inc 480,757
TOTAL CONSUMER DURABLES & APPAREL 74,893,535
CONSUMER SERVICES - 2.4%
238,662 (a) Airbnb, Inc 32,169,251
17,485 Booking Holdings, Inc 81,764,231
6,635 (a) Bright Horizons Family Solutions, Inc 885,573
40,588 (a) Cava Group, Inc 5,420,933
743,140 (a) Chipotle Mexican Grill, Inc (Class A) 41,444,918
13,047 (b) Choice Hotels International, Inc 1,820,187
36,757 Churchill Downs, Inc 5,149,656
33,816 Darden Restaurants, Inc 5,411,236
6,528 Domino's Pizza, Inc 2,700,829
166,082 (a) DoorDash, Inc 26,025,049
250,662 (a) DraftKings, Inc 8,853,382
19,735 (a) Duolingo, Inc 5,781,763
33,142 (a) Dutch Bros, Inc 1,097,663
68,033 (a) Expedia Group, Inc 10,634,238
7,171 (a) Grand Canyon Education, Inc 983,216
14,557 H&R Block, Inc 869,490
67,822 Hilton Worldwide Holdings, Inc 15,927,997
3,415 Hyatt Hotels Corp 496,712
192,624 Las Vegas Sands Corp 9,987,554
48,547 (a) Light & Wonder, Inc 4,552,738

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
24,824 McDonald's Corp $ 7,251,339
230,279 (a) Norwegian Cruise Line Holdings Ltd 5,835,270
25,784 (a) Planet Fitness, Inc 2,024,560
44,265 Royal Caribbean Cruises Ltd 9,134,083
477,939 Starbucks Corp 46,694,640
36,185 Texas Roadhouse, Inc (Class A) 6,915,677
17,159 Vail Resorts, Inc 2,843,075
48,132 Wendy's Co 919,802
15,784 Wingstop, Inc 4,540,899
2,339 Wyndham Hotels & Resorts, Inc 206,580
8,945 Wynn Resorts Ltd 858,899
61,443 Yum! Brands, Inc 8,058,864
TOTAL CONSUMER SERVICES 357,260,304
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
3,770 Casey's General Stores, Inc 1,485,455
242,142 Costco Wholesale Corp 211,675,694
11,757 (a) Performance Food Group Co 955,256
166,442 Sysco Corp 12,474,828
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 226,591,233
ENERGY - 0.4%
84,532 Antero Midstream Corp 1,214,725
65,666 Cheniere Energy, Inc 12,567,159
14,784 Civitas Resources, Inc 721,311
19,657 EQT Corp 718,267
97,260 Hess Corp 13,079,525
4,805 Matador Resources Co 250,388
37,692 (b) New Fortress Energy, Inc 316,990
71,960 Permian Resources Corp 980,815
118,233 Targa Resources Corp 19,740,182
10,590 Texas Pacific Land Corp 12,347,940
14,346 Viper Energy Partners LP 744,557
38,818 Weatherford International plc 3,066,622
TOTAL ENERGY 65,748,481
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
255,176 American Tower Corp 54,490,283
2,755 Equinix, Inc 2,501,760
89,449 Iron Mountain, Inc 11,067,525
11,805 Lamar Advertising Co 1,558,260
12,935 Public Storage, Inc 4,256,391
44,566 Simon Property Group, Inc 7,537,002
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 81,411,221
FINANCIAL SERVICES - 5.7%
20,081 Ally Financial, Inc 703,839
114,430 American Express Co 30,905,254
49,170 Ameriprise Financial, Inc 25,091,451
213,628 Apollo Global Management, Inc 30,604,347
99,495 Ares Management Corp 16,683,322
386,951 Blackstone, Inc 64,911,030
126,136 (a) Block, Inc 9,122,155
269,906 (b) Blue Owl Capital, Inc 6,035,098
80,265 Charles Schwab Corp 5,685,170
91,522 (a) Coinbase Global, Inc 16,405,318
37,228 (a) Corpay, Inc 12,274,816
2,635 (a) Credit Acceptance Corp 1,119,875
174,371 Equitable Holdings, Inc 7,905,981
7,243 Factset Research Systems, Inc 3,288,757
99,204 (a) Fiserv, Inc 19,632,472
45,664 Goldman Sachs Group, Inc 23,644,363
1,804 Houlihan Lokey, Inc 311,677
27,325 Jefferies Financial Group, Inc 1,748,253
104,395 KKR & Co, Inc 14,431,565
55,112 Lazard, Inc 2,920,385

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
41,242 LPL Financial Holdings, Inc $ 11,637,668
451,331 Mastercard, Inc (Class A) 225,480,454
86,137 Moody's Corp 39,109,643
36,867 Morgan Stanley 4,285,789
14,592 Morningstar, Inc 4,786,906
23,938 MSCI, Inc (Class A) 13,673,386
36,171 (a),(b) Shift4 Payments, Inc 3,271,305
87,578 (a) SoFi Technologies, Inc 978,246
238,629 (a),(b) Toast, Inc 7,166,029
9,118 TPG, Inc 617,106
24,667 Tradeweb Markets, Inc 3,132,709
68,515 UWM Holdings Corp 441,237
860,609 Visa, Inc (Class A) 249,447,519
47,065 Western Union Co 506,419
2,088 (a) WEX, Inc 360,389
35,606 XP, Inc 621,681
TOTAL FINANCIAL SERVICES 858,941,614
FOOD, BEVERAGE & TOBACCO - 1.4%
993 (a) Boston Beer Co, Inc (Class A) 289,033
94,739 (a) Celsius Holdings, Inc 2,849,749
1,216,406 Coca-Cola Co 79,443,476
9,697 (a) Freshpet, Inc 1,285,240
11,034 Hershey Co 1,959,418
24,847 Lamb Weston Holdings, Inc 1,930,364
312,377 (a) Monster Beverage Corp 16,456,020
592,779 PepsiCo, Inc 98,448,736
9,696 (a),(b) Pilgrim's Pride Corp 469,674
TOTAL FOOD, BEVERAGE & TOBACCO 203,131,710
HEALTH CARE EQUIPMENT & SERVICES - 2.0%
23,627 (a) Align Technology, Inc 4,844,244
92,328 AmerisourceBergen Corp 21,058,170
81,951 Cardinal Health, Inc 8,893,323
814 Chemed Corp 439,755
13,630 Cigna Group 4,290,860
27,999 (a) DaVita, Inc 3,914,540
219,155 (a) DexCom, Inc 15,446,044
4,491 (a) Doximity, Inc 187,454
61,443 (a) Edwards Lifesciences Corp 4,117,295
20,824 Elevance Health, Inc 8,449,546
21,564 GE HealthCare Technologies, Inc 1,883,615
25,488 HCA, Inc 9,143,565
45,252 (a) IDEXX Laboratories, Inc 18,413,944
16,537 (a) Inspire Medical Systems, Inc 3,225,377
37,934 (a) Insulet Corp 8,782,859
192,714 (a) Intuitive Surgical, Inc 97,097,022
11,982 (a) Masimo Corp 1,725,528
30,627 McKesson Corp 15,331,570
19,716 (a) Molina Healthcare, Inc 6,333,174
20,682 (a) Penumbra, Inc 4,733,489
21,358 Resmed, Inc 5,178,674
59,103 Stryker Corp 21,057,217
34,447 UnitedHealth Group, Inc 19,445,332
81,461 (a) Veeva Systems, Inc 17,011,501
TOTAL HEALTH CARE EQUIPMENT & SERVICES 301,004,098
HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
69,522 Clorox Co 11,022,713
245,076 Colgate-Palmolive Co 22,966,072
28,464 (a) elf Beauty, Inc 2,995,836
44,782 Estee Lauder Cos (Class A) 3,087,271
77,550 Kimberly-Clark Corp 10,405,659

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
288,727 Procter & Gamble Co $ 47,691,926
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 98,169,477
INSURANCE - 0.7%
22,050 Allstate Corp 4,112,766
56,540 Brown & Brown, Inc 5,916,346
4,125 Everest Re Group Ltd 1,466,891
8,014 Gallagher (Arthur J.) & Co 2,253,537
12,310 Kinsale Capital Group, Inc 5,270,034
1,917 (a) Markel Corp 2,956,033
38,359 Marsh & McLennan Cos, Inc 8,371,468
268,962 Progressive Corp 65,312,042
3,746 RLI Corp 584,264
59,185 Ryan Specialty Holdings, Inc 3,898,516
TOTAL INSURANCE 100,141,897
MATERIALS - 0.7%
16,250 Avery Dennison Corp 3,364,237
15,280 Celanese Corp (Series A) 1,924,822
24,810 Chemours Co 450,550
82,340 (a) Cleveland-Cliffs, Inc 1,068,773
13,883 Eagle Materials, Inc 3,963,041
118,386 Ecolab, Inc 29,090,992
24,187 Louisiana-Pacific Corp 2,392,094
1,847 Martin Marietta Materials, Inc 1,094,052
15,787 RPM International, Inc 2,006,686
4,227 Sealed Air Corp 152,933
116,205 Sherwin-Williams Co 41,690,868
49,320 Southern Copper Corp 5,403,006
18,370 Vulcan Materials Co 5,032,094
TOTAL MATERIALS 97,634,148
MEDIA & ENTERTAINMENT - 12.9%
2,691,513 Alphabet, Inc 464,797,380
3,212,027 Alphabet, Inc (Class A) 549,609,940
20,044 (a) Liberty Broadband Corp 1,619,956
674 (a) Liberty Broadband Corp (Class A) 54,075
4,443 (a) Liberty Media Corp-Liberty Formula One (Class A) 329,848
37,525 (a) Liberty Media Corp-Liberty Formula One (Class C) 2,995,996
84,958 (a) Live Nation, Inc 9,951,980
800 (a) Madison Square Garden Sports Corp 178,160
1,197,422 Meta Platforms, Inc 679,632,779
233,769 (a) NetFlix, Inc 176,736,377
5,728 Nexstar Media Group, Inc 1,007,670
333,388 (a) Pinterest, Inc 10,598,404
284,640 (a) ROBLOX Corp 14,721,581
13,640 (a) Roku, Inc 874,051
80,616 (a) Spotify Technology S.A. 31,045,222
5,815 (a) TKO Group Holdings, Inc 679,018
19,414 (a),(b) Trump Media & Technology Group Corp 686,091
TOTAL MEDIA & ENTERTAINMENT 1,945,518,528
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.5%
45,971 (a) 10X Genomics, Inc 736,915
417,078 AbbVie, Inc 85,029,692
61,980 (a) Alnylam Pharmaceuticals, Inc 16,523,248
228,376 Amgen, Inc 73,116,860
62,790 (a) Apellis Pharmaceuticals, Inc 1,711,655
35,761 Bruker BioSciences Corp 2,024,430
437,453 Eli Lilly & Co 362,972,252
40,191 (a) Exact Sciences Corp 2,770,366
131,860 (a) Exelixis, Inc 4,377,752
2,899 (a),(b) Fortrea Holdings, Inc 48,761
5,884 (a) Incyte Corp 436,122
55,371 (a) Intra-Cellular Therapies, Inc 4,692,692
83,358 (a) Ionis Pharmaceuticals, Inc 3,200,114

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
10,959 (a) IQVIA Holdings, Inc $ 2,255,581
13,670 (a) Medpace Holdings, Inc 4,295,387
1,384,833 Merck & Co, Inc 141,696,113
60,889 (a) Natera, Inc 7,365,134
53,655 (a) Neurocrine Biosciences, Inc 6,453,087
4,724 (a) Regeneron Pharmaceuticals, Inc 3,959,657
4,286 (a) Repligen Corp 575,481
49,142 (a) Sarepta Therapeutics, Inc 6,191,892
49,013 (a) Ultragenyx Pharmaceutical, Inc 2,499,173
70,653 (a) Vertex Pharmaceuticals, Inc 33,629,415
56,575 (a) Viking Therapeutics, Inc 4,103,951
19,343 (a) Waters Corp 6,249,917
23,709 West Pharmaceutical Services, Inc 7,300,712
205,412 Zoetis, Inc 36,723,557
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 820,939,916
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
7,879 (a) Jones Lang LaSalle, Inc 2,134,894
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,134,894
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.9%
581,114 (a) Advanced Micro Devices, Inc 83,721,094
417,406 Applied Materials, Inc 75,792,582
2,484,711 Broadcom, Inc 421,829,387
72,175 (a) Enphase Energy, Inc 5,993,412
81,011 Entegris, Inc 8,482,662
73,691 KLA Corp 49,095,155
711,020 Lam Research Corp 52,864,337
61,967 (a) Lattice Semiconductor Corp 3,139,248
36,894 Marvell Technology, Inc 2,955,578
2,122 MKS Instruments, Inc 210,778
25,742 Monolithic Power Systems, Inc 19,545,901
12,789,241 Nvidia Corp 1,697,899,635
6,771 (a) Onto Innovation, Inc 1,342,892
573,038 QUALCOMM, Inc 93,273,395
78,462 Teradyne, Inc 8,333,449
61,351 Texas Instruments, Inc 12,464,069
12,648 Universal Display Corp 2,280,687
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,539,224,261
SOFTWARE & SERVICES - 19.1%
242,225 (a) Adobe, Inc 115,802,928
11,827 (a) Appfolio, Inc 2,458,479
144,685 (a) AppLovin Corp 24,508,192
87,221 (a) Atlassian Corp Ltd 16,444,647
117,623 (a) Autodesk, Inc 33,381,407
75,387 Bentley Systems, Inc 3,638,177
13,718 (a) BILL Holdings, Inc 800,583
148,366 (a) Cadence Design Systems, Inc 40,966,820
6,171 (a),(b) Ceridian HCM Holding, Inc 437,832
166,768 (a) Cloudflare, Inc 14,627,221
130,039 (a) Confluent, Inc 3,403,121
123,375 (a) Crowdstrike Holdings, Inc 36,626,336
164,778 (a) Datadog, Inc 20,669,752
112,867 (a) DocuSign, Inc 7,830,713
43,964 (a) DoubleVerify Holdings, Inc 749,586
40,799 (a) Dropbox, Inc 1,054,654
160,308 (a) Dynatrace, Inc 8,624,570
46,684 (a) Elastic NV 3,745,457
1,883 (a) EPAM Systems, Inc 355,228
10,909 (a) Fair Isaac Corp 21,742,837
33,972 (a) Five9, Inc 1,003,193
282,941 (a) Fortinet, Inc 22,256,139
41,430 (a) Gartner, Inc 20,818,575
63,740 (a) Gitlab, Inc 3,426,025

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
17,013 (a) Globant S.A. $ 3,570,859
76,068 (a) GoDaddy, Inc 12,688,142
20,034 (a) Guidewire Software, Inc 3,731,533
59,648 (a) HashiCorp, Inc 2,019,681
26,293 (a) HubSpot, Inc 14,587,094
149,631 Intuit, Inc 91,319,799
33,360 (a) Manhattan Associates, Inc 8,785,690
4,064,300 Microsoft Corp 1,651,528,305
5,300 (a),(b) MicroStrategy, Inc (Class A) 1,295,850
38,410 (a) MongoDB, Inc 10,386,064
27,478 (a) nCino OpCo, Inc 1,024,929
42,132 (a) Nutanix, Inc 2,616,397
37,166 (a) Okta, Inc 2,671,864
858,149 Oracle Corp 144,031,728
1,097,864 (a) Palantir Technologies, Inc 45,627,228
168,501 (a) Palo Alto Networks, Inc 60,715,965
12,365 (a) Paycor HCM, Inc 186,588
24,747 (a) Paylocity Holding Corp 4,567,554
26,245 Pegasystems, Inc 2,084,903
56,639 (a) Procore Technologies, Inc 3,718,350
38,662 (a) PTC, Inc 7,165,229
43,129 (a) RingCentral, Inc 1,553,075
434,395 Salesforce, Inc 126,569,671
29,772 (a) SentinelOne, Inc 767,820
112,422 (a) ServiceNow, Inc 104,888,602
72,494 (a) Smartsheet, Inc 4,090,112
174,161 (a) Snowflake, Inc 19,997,166
83,149 (a) Synopsys, Inc 42,706,158
49,348 (a) Teradata Corp 1,590,486
241,915 (a) Trade Desk, Inc 29,080,602
20,626 (a) Twilio, Inc 1,663,487
19,388 (a) Tyler Technologies, Inc 11,741,179
216,290 (a) UiPath, Inc 2,673,344
82,034 (a) Unity Software, Inc 1,647,243
2,240 (a) VeriSign, Inc 396,122
115,585 (a) Workday, Inc 27,029,552
49,255 (a) Zscaler, Inc 8,904,811
TOTAL SOFTWARE & SERVICES 2,864,995,654
TECHNOLOGY HARDWARE & EQUIPMENT - 12.9%
370,636 Amphenol Corp (Class A) 24,840,025
7,944,584 Apple, Inc 1,794,760,971
141,263 (a) Arista Networks, Inc 54,589,674
36,361 CDW Corp 6,844,231
4,992 Cognex Corp 200,828
24,871 Dell Technologies, Inc 3,074,802
127,355 HP, Inc 4,523,650
5,182 Jabil Inc 637,852
43,230 Motorola Solutions, Inc 19,425,400
49,664 NetApp, Inc 5,726,756
145,580 (a) Pure Storage, Inc 7,286,279
269,760 (a) Super Micro Computer, Inc 7,852,714
823 Ubiquiti, Inc 218,663
5,927 (a) Zebra Technologies Corp (Class A) 2,263,936
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,932,245,781
TELECOMMUNICATION SERVICES - 0.0%
5,866 Iridium Communications, Inc 172,050
TOTAL TELECOMMUNICATION SERVICES 172,050
TRANSPORTATION - 1.0%
6,547 (a),(b) Amerco, Inc 480,092
25,356 (a) American Airlines Group, Inc 339,770
8,209 Avis Budget Group, Inc 681,347
10,153 Expeditors International Washington, Inc 1,208,207

Large Cap Growth Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
133,805 (a) Lyft, Inc (Class A) $ 1,735,451
105,697 Old Dominion Freight Line 21,278,920
8,320 (a) Saia, Inc 4,065,235
1,097,383 (a) Uber Technologies, Inc 79,066,445
28,697 U-Haul Holding Co 1,958,857
159,173 Union Pacific Corp 36,939,278
61,498 (a) XPO, Inc 8,027,334
TOTAL TRANSPORTATION 155,780,936
UTILITIES - 0.2%
26,947 Constellation Energy Corp 7,085,983
47,055 NRG Energy, Inc 4,253,772
189,241 Vistra Corp 23,647,555
TOTAL UTILITIES 34,987,310
TOTAL COMMON STOCKS
(Cost $5,271,698,225) 15,007,698,573
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.1%
43,781 iShares Russell 1000 Growth ETF 16,372,343
TOTAL INVESTMENT COMPANIES
(Cost $12,283,640) 16,372,343
TOTAL LONG-TERM INVESTMENTS
(Cost $5,283,981,865) 15,024,070,916
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
6,624,294 (c) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (d) 6,624,294
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,624,294) 6,624,294
TOTAL INVESTMENTS - 100.0%
(Cost $5,290,606,159) 15,030,695,210
OTHER ASSETS & LIABILITIES, NET - (0.0)% (343,286)
NET ASSETS - 100.0% $ 15,030,351,924
ETF Exchange Traded Fund
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $9,603,550.
(c)
Investments made with cash collateral received from securities on loan.
(d)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolios of Investments October 31, 2024
Large Cap Value Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 0.6%
116,724 (a) Aptiv plc $ 6,633,425
98,570 BorgWarner, Inc 3,314,909
1,712,348 Ford Motor Co 17,620,061
484,813 General Motors Co 24,609,108
99,137 Gentex Corp 3,004,842
49,687 Harley-Davidson, Inc 1,587,500
24,196 Lear Corp 2,317,009
432,081 (a),(b) Lucid Group, Inc 954,899
117,457 (a),(b) QuantumScape Corp 604,903
348,750 (a),(b) Rivian Automotive, Inc 3,522,375
21,797 Thor Industries, Inc 2,268,632
TOTAL AUTOMOBILES & COMPONENTS 66,437,663
BANKS - 7.1%
2,946,067 Bank of America Corp 123,204,522
42,319 Bank OZK 1,851,456
9,459 BOK Financial Corp 1,004,830
831,164 Citigroup, Inc 53,335,794
195,872 Citizens Financial Group, Inc 8,250,129
85,391 Columbia Banking System, Inc 2,434,498
54,698 Comerica, Inc 3,484,810
55,401 Commerce Bancshares, Inc 3,462,563
27,701 Cullen/Frost Bankers, Inc 3,527,722
59,130 East West Bancorp, Inc 5,764,584
292,727 Fifth Third Bancorp 12,786,315
5,138 First Citizens Bancshares, Inc (Class A) 9,954,104
57,279 First Hawaiian, Inc 1,417,083
233,952 First Horizon National Corp 4,054,388
145,212 FNB Corp 2,105,574
618,887 Huntington Bancshares, Inc 9,648,448
1,243,595 JPMorgan Chase & Co 275,978,602
396,693 Keycorp 6,842,954
73,135 M&T Bank Corp 14,237,922
30,893 Pinnacle Financial Partners, Inc 3,257,667
173,819 PNC Financial Services Group, Inc 32,724,903
27,420 Popular, Inc 2,446,687
40,287 Prosperity Bancshares, Inc 2,949,008
393,822 Regions Financial Corp 9,400,531
66,961 Synovus Financial Corp 3,339,345
579,528 Truist Financial Corp 24,948,680
682,724 US Bancorp 32,982,397
71,949 Webster Financial Corp 3,726,958
1,520,733 Wells Fargo & Co 98,725,986
45,396 Western Alliance Bancorp 3,777,401
28,140 Wintrust Financial Corp 3,261,145
60,256 Zions Bancorporation 3,136,927
TOTAL BANKS 768,023,933
CAPITAL GOODS - 11.1%
195,308 3M Co 25,091,219
54,413 A.O. Smith Corp 4,086,416
13,197 Acuity Brands, Inc 3,968,206
19,813 Advanced Drainage Systems, Inc 2,969,572
58,290 Aecom Technology Corp 6,225,372
28,992 AGCO Corp 2,894,561
42,087 Air Lease Corp 1,866,558
37,486 Allegion plc 5,234,170
36,818 Allison Transmission Holdings, Inc 3,934,372
100,860 Ametek, Inc 18,491,672
97,474 (a) API Group Corp 3,327,762

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
12,071 Armstrong World Industries, Inc $ 1,684,508
18,336 (a) AZEK Co, Inc 806,784
249,427 (a) Boeing Co 37,241,945
46,759 (a) Builders FirstSource, Inc 8,014,493
31,104 BWX Technologies, Inc 3,786,912
17,643 Carlisle Cos, Inc 7,449,404
364,121 Carrier Global Corp 26,478,879
182,139 Caterpillar, Inc 68,520,692
374,165 CNH Industrial NV 4,201,873
31,697 (a) Core & Main, Inc 1,403,543
20,960 Crane Co 3,296,589
59,619 Cummins, Inc 19,613,459
16,349 Curtiss-Wright Corp 5,639,751
109,222 Deere & Co 44,201,051
51,496 Donaldson Co, Inc 3,767,447
58,781 Dover Corp 11,129,007
173,209 Eaton Corp plc 57,432,640
12,056 EMCOR Group, Inc 5,377,820
248,078 Emerson Electric Co 26,859,405
26,145 Esab Corp 3,216,881
38,526 Fastenal Co 3,011,963
54,287 Flowserve Corp 2,857,668
150,840 Fortive Corp 10,774,501
53,454 Fortune Brands Innovations, Inc 4,454,322
96,101 (a) Gates Industrial Corp plc 1,859,554
118,540 (a) GE Vernova, Inc 35,758,776
12,869 (a) Generac Holdings, Inc 2,130,463
118,246 General Dynamics Corp 34,481,716
370,954 General Electric Co 63,722,478
71,690 Graco, Inc 5,839,151
65,258 (a) Hayward Holdings, Inc 1,061,095
39,048 Hexcel Corp 2,291,727
238,656 Honeywell International, Inc 49,086,766
166,354 Howmet Aerospace, Inc 16,588,821
22,951 Hubbell, Inc 9,800,766
16,926 Huntington Ingalls Industries, Inc 3,130,633
32,208 IDEX Corp 6,913,125
80,624 Illinois Tool Works, Inc 21,053,345
176,412 Ingersoll Rand, Inc 16,935,552
35,312 ITT, Inc 4,947,917
289,499 Johnson Controls International plc 21,871,650
82,566 L3Harris Technologies, Inc 20,432,608
17,055 Lincoln Electric Holdings, Inc 3,284,111
62,903 Lockheed Martin Corp 34,348,183
94,326 Masco Corp 7,537,591
26,853 (a) Mastec, Inc 3,299,965
87,047 MDU Resources Group, Inc 2,511,306
24,637 (a) Middleby Corp 3,195,419
19,569 MSC Industrial Direct Co (Class A) 1,547,321
24,320 Nordson Corp 6,028,685
59,521 Northrop Grumman Corp 30,297,379
70,799 nVent Electric plc 5,279,481
30,207 Oshkosh Corp 3,088,364
176,600 Otis Worldwide Corp 17,342,120
36,978 Owens Corning, Inc 6,537,341
224,176 PACCAR, Inc 23,377,073
55,408 Parker-Hannifin Corp 35,132,551
19,607 (a) Parsons Corp 2,120,693
70,765 Pentair plc 7,014,227
43,214 Quanta Services, Inc 13,034,639
11,999 (a) RBC Bearings, Inc 3,363,920
28,451 Regal-Beloit Corp 4,738,230

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
44,611 Rockwell Automation, Inc $ 11,898,200
577,254 RTX Corp 69,841,962
70,959 Sensata Technologies Holding plc 2,436,732
16,456 Simpson Manufacturing Co, Inc 2,958,624
11,582 (a) SiteOne Landscape Supply, Inc 1,618,469
23,317 Snap-On, Inc 7,697,641
38,920 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,259,840
65,874 Stanley Black & Decker, Inc 6,122,330
81,532 Textron, Inc 6,556,803
28,301 Timken Co 2,348,983
44,756 Toro Co 3,601,963
64,215 Trane Technologies plc 23,769,824
18,866 TransDigm Group, Inc 24,569,192
21,995 United Rentals, Inc 17,877,536
8,974 Valmont Industries, Inc 2,797,016
2,444 W.W. Grainger, Inc 2,710,958
14,822 Watsco, Inc 7,010,954
18,777 WESCO International, Inc 3,604,621
75,033 Westinghouse Air Brake Technologies Corp 14,104,703
63,564 (a) WillScot Mobile Mini Holdings Corp 2,106,511
25,502 Woodward Inc 4,184,623
106,010 Xylem, Inc 12,909,898
TOTAL CAPITAL GOODS 1,202,283,542
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
55,534 (a) Amentum Holdings, Inc 1,651,581
12,693 Automatic Data Processing, Inc 3,671,323
4,367 Broadridge Financial Solutions, Inc 920,826
10,126 (a) CACI International, Inc (Class A) 5,595,222
7,542 Cintas Corp 1,552,219
169,339 (a),(b) Clarivate plc 1,117,637
22,093 (a) Clean Harbors, Inc 5,109,227
19,409 (b) Concentrix Corp 825,077
25,428 (a) Copart, Inc 1,308,779
173,992 (a) CoStar Group, Inc 12,664,878
134,984 Dun & Bradstreet Holdings, Inc 1,604,960
43,183 Equifax, Inc 11,444,359
15,072 (a) FTI Consulting, Inc 2,940,246
75,287 Genpact Ltd 2,873,705
55,534 Jacobs Solutions, Inc 7,806,970
52,136 KBR, Inc 3,493,633
58,029 Leidos Holdings, Inc 10,628,592
21,463 Manpower, Inc 1,348,949
15,861 MSA Safety, Inc 2,632,133
90,815 Paychex, Inc 12,653,254
8,075 Paycom Software, Inc 1,687,917
78,271 RB Global, Inc 6,632,684
89,526 Republic Services, Inc 17,726,148
43,197 Robert Half International, Inc 2,942,148
21,644 Science Applications International Corp 3,123,013
92,115 SS&C Technologies Holdings, Inc 6,441,602
37,257 (a) Stericycle, Inc 2,290,188
89,660 Tetra Tech, Inc 4,382,581
78,436 TransUnion 7,945,567
58,228 Veralto Corp 5,950,319
51,370 Vestis Corp 694,522
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 151,660,259
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
26,913 Advance Auto Parts, Inc 960,525
11,047 (a) Autonation, Inc 1,717,477
644 (a) Autozone, Inc 1,937,796
96,437 Bath & Body Works, Inc 2,736,882
95,702 Best Buy Co, Inc 8,654,332

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
62,665 (a) Carmax, Inc $ 4,535,693
29,622 (a) Carvana Co 7,325,817
22,173 Dick's Sporting Goods, Inc 4,340,365
1,317 (b) Dillard's, Inc (Class A) 489,292
222,313 eBay, Inc 12,785,221
17,347 (a) Etsy, Inc 892,330
80,915 Ferguson Enterprises, Inc 15,919,217
4,752 (a) Five Below, Inc 450,442
28,571 (a) Floor & Decor Holdings, Inc 2,944,242
162,438 (a),(b) GameStop Corp (Class A) 3,602,875
90,122 Gap, Inc 1,871,834
59,615 Genuine Parts Co 6,837,840
86,778 Home Depot, Inc 34,168,837
39,620 (b) Kohl's Corp 732,178
11,349 Lithia Motors, Inc (Class A) 3,772,067
114,055 LKQ Corp 4,196,083
249,846 Lowe's Cos, Inc 65,417,178
109,796 Macy's, Inc 1,684,271
40,214 Nordstrom, Inc 909,238
26,126 (a) Ollie's Bargain Outlet Holdings, Inc 2,399,151
1,959 (a) O'Reilly Automotive, Inc 2,259,001
7,338 Penske Auto Group, Inc 1,104,883
5,190 (a) RH 1,650,679
110,575 Ross Stores, Inc 15,449,539
201,400 TJX Cos, Inc 22,764,242
2,748 (a) Ulta Beauty, Inc 1,013,957
40,470 (a),(b) Wayfair, Inc 1,733,330
22,256 Williams-Sonoma, Inc 2,985,197
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 240,242,011
CONSUMER DURABLES & APPAREL - 1.3%
25,233 (a),(b) Amer Sports, Inc 450,409
16,927 (a) BK LC Lux Finco 2 Sarl 778,642
29,187 Brunswick Corp 2,327,371
51,911 (a) Capri Holdings Ltd 1,024,723
16,635 Carter's, Inc 909,935
15,726 Columbia Sportswear Co 1,265,471
20,899 (a) Crocs, Inc 2,253,330
129,189 DR Horton, Inc 21,832,941
68,249 (a) Garmin Ltd 13,537,189
7,510 Hasbro, Inc 492,881
56,930 Leggett & Platt, Inc 683,160
103,383 Lennar Corp (Class A) 17,606,125
3,919 Lennar Corp (Class B) 628,294
146,148 (a) Mattel, Inc 2,978,496
24,513 (a) Mohawk Industries, Inc 3,291,361
178,018 Newell Rubbermaid, Inc 1,566,558
200,725 Nike, Inc (Class B) 15,481,919
1,241 (a) NVR, Inc 11,358,637
22,785 Polaris Industries, Inc 1,592,899
89,661 Pulte Homes, Inc 11,613,789
24,299 PVH Corp 2,392,480
18,213 Ralph Lauren Corp 3,604,899
22,750 SharkNinja Global SPV Ltd 2,097,778
52,891 (a) Skechers U.S.A., Inc (Class A) 3,250,681
99,416 Tapestry, Inc 4,717,289
44,317 Toll Brothers, Inc 6,489,782
12,522 (a) TopBuild Corp 4,425,024
82,356 (a) Under Armour, Inc (Class A) 704,144
77,183 (a) Under Armour, Inc (Class C) 609,746
149,963 (b) VF Corp 3,105,734
22,677 Whirlpool Corp 2,347,296

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
25,627 (a) YETI Holdings, Inc $ 902,327
TOTAL CONSUMER DURABLES & APPAREL 146,321,310
CONSUMER SERVICES - 2.1%
122,302 ADT, Inc 880,574
120,605 Aramark 4,562,487
891 Booking Holdings, Inc 4,166,539
32,315 Boyd Gaming Corp 2,239,106
20,480 (a) Bright Horizons Family Solutions, Inc 2,733,466
100,582 (a) Caesars Entertainment, Inc 4,028,309
427,771 (a) Carnival Corp 9,410,962
1,862 (b) Choice Hotels International, Inc 259,768
24,083 Darden Restaurants, Inc 3,853,762
9,703 Domino's Pizza, Inc 4,014,422
18,885 (a) DoorDash, Inc 2,959,279
24,083 (a) Dutch Bros, Inc 797,629
10,194 (a) Grand Canyon Education, Inc 1,397,699
47,880 H&R Block, Inc 2,859,872
51,295 Hilton Worldwide Holdings, Inc 12,046,631
16,045 Hyatt Hotels Corp 2,333,745
99,503 Marriott International, Inc (Class A) 25,872,770
12,667 Marriott Vacations Worldwide Corp 975,739
292,846 McDonald's Corp 85,543,245
104,522 (a) MGM Resorts International 3,853,726
59,445 (a) Penn National Gaming, Inc 1,174,039
17,047 (a) Planet Fitness, Inc 1,338,530
68,188 Royal Caribbean Cruises Ltd 14,070,594
61,137 Service Corp International 4,991,836
108,845 Starbucks Corp 10,634,157
29,054 Travel & Leisure Co 1,389,072
2,604 Vail Resorts, Inc 431,457
37,558 Wendy's Co 717,733
30,696 Wyndham Hotels & Resorts, Inc 2,711,071
40,504 Wynn Resorts Ltd 3,889,194
74,406 Yum! Brands, Inc 9,759,091
TOTAL CONSUMER SERVICES 225,896,504
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.3%
192,689 Albertsons Cos, Inc 3,487,671
56,536 (a) BJ's Wholesale Club Holdings, Inc 4,790,295
13,119 Casey's General Stores, Inc 5,169,148
94,177 Dollar General Corp 7,537,927
87,908 (a) Dollar Tree, Inc 5,682,373
44,769 (a) Grocery Outlet Holding Corp 640,197
290,444 Kroger Co 16,198,062
73,753 (a) Maplebear, Inc 3,252,507
56,131 (a) Performance Food Group Co 4,560,644
80,929 Sysco Corp 6,065,629
200,387 Target Corp 30,066,066
98,180 (a) US Foods Holding Corp 6,052,797
306,878 Walgreens Boots Alliance, Inc 2,903,066
1,883,496 Walmart, Inc 154,352,497
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 250,758,879
ENERGY - 6.8%
87,959 Antero Midstream Corp 1,263,971
122,161 (a) Antero Resources Corp 3,161,527
155,096 APA Corp 3,660,266
427,599 Baker Hughes Co 16,282,970
317,172 Cabot Oil & Gas Corp 7,586,754
48,006 Cheniere Energy, Inc 9,187,388
97,659 Chesapeake Energy Corp 8,273,670
747,874 Chevron Corp 111,298,609
26,483 Chord Energy Corp 3,313,023
31,052 Civitas Resources, Inc 1,515,027

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
507,967 ConocoPhillips $ 55,642,705
276,871 Devon Energy Corp 10,709,370
82,054 Diamondback Energy, Inc 14,504,686
41,620 DT Midstream, Inc 3,752,043
249,129 EOG Resources, Inc 30,383,773
236,943 EQT Corp 8,657,897
1,947,460 Exxon Mobil Corp 227,424,379
377,919 Halliburton Co 10,483,473
42,264 Hess Corp 5,683,663
68,548 HF Sinclair Corp 2,646,638
845,881 Kinder Morgan, Inc 20,732,543
244,845 Marathon Oil Corp 6,782,207
152,887 Marathon Petroleum Corp 22,240,472
46,549 Matador Resources Co 2,425,668
13,143 (b) New Fortress Energy, Inc 110,533
184,172 NOV, Inc 2,856,508
285,866 Occidental Petroleum Corp 14,324,745
250,876 ONEOK, Inc 24,304,867
114,959 Ovintiv, Inc 4,506,393
235,335 Permian Resources Corp 3,207,616
181,674 Phillips 66 22,131,527
99,707 Range Resources Corp 2,994,201
627,442 Schlumberger Ltd 25,141,601
183,915 TechnipFMC plc 4,908,691
139,779 Valero Energy Corp 18,137,723
34,582 Viper Energy Partners LP 1,794,806
528,746 Williams Cos, Inc 27,690,428
TOTAL ENERGY 739,722,361
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.4%
45,835 Agree Realty Corp 3,403,249
74,250 Alexandria Real Estate Equities, Inc 8,282,588
144,708 American Homes 4 Rent 5,099,510
129,475 Americold Realty Trust, Inc 3,324,918
62,242 AvalonBay Communities, Inc 13,793,450
67,310 Boston Properties, Inc 5,422,494
138,493 Brixmor Property Group, Inc 3,732,386
44,349 Camden Property Trust 5,135,171
68,757 Cousins Properties, Inc 2,106,027
189,501 Crown Castle, Inc 20,369,462
95,896 CubeSmart 4,587,665
140,556 Digital Realty Trust, Inc 25,051,296
21,182 EastGroup Properties, Inc 3,628,053
28,153 EPR Properties 1,277,302
38,865 Equinix, Inc 35,292,529
78,980 Equity Lifestyle Properties, Inc 5,538,078
166,217 Equity Residential 11,696,690
27,363 Essex Property Trust, Inc 7,767,261
91,436 Extra Space Storage, Inc 14,931,499
34,410 Federal Realty Investment Trust 3,814,004
61,116 First Industrial Realty Trust, Inc 3,207,979
111,497 Gaming and Leisure Properties, Inc 5,596,034
175,969 Healthcare Realty Trust, Inc 3,023,147
303,855 Healthpeak Properties, Inc 6,821,545
44,686 Highwoods Properties, Inc 1,498,768
298,734 Host Hotels & Resorts Inc 5,150,174
262,318 Invitation Homes, Inc 8,239,408
53,542 Iron Mountain, Inc 6,624,752
44,431 Kilroy Realty Corp 1,787,015
282,349 Kimco Realty Corp 6,697,318
27,916 Lamar Advertising Co 3,684,912
26,722 Lineage, Inc 1,978,497
244,393 Medical Properties Trust, Inc 1,131,540

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
49,774 Mid-America Apartment Communities, Inc $ 7,532,797
78,669 National Retail Properties, Inc 3,417,381
29,587 National Storage Affiliates Trust 1,247,092
105,492 Omega Healthcare Investors, Inc 4,480,245
99,839 Park Hotels & Resorts, Inc 1,386,764
403,201 Prologis, Inc 45,537,521
58,420 Public Storage, Inc 19,223,685
67,978 Rayonier, Inc 2,122,953
379,754 Realty Income Corp 22,545,995
78,785 Regency Centers Corp 5,628,400
97,537 Rexford Industrial Realty, Inc 4,183,362
46,448 SBA Communications Corp 10,658,423
105,140 Simon Property Group, Inc 17,781,277
76,423 STAG Industrial, Inc 2,849,049
52,866 Sun Communities, Inc 7,014,261
143,574 UDR, Inc 6,057,387
177,852 Ventas, Inc 11,647,527
446,475 VICI Properties, Inc 14,180,046
78,873 Vornado Realty Trust 3,266,131
260,577 Welltower, Inc 35,146,626
312,477 Weyerhaeuser Co 9,736,783
92,873 WP Carey, Inc 5,174,884
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 480,513,310
FINANCIAL SERVICES - 10.8%
13,692 Affiliated Managers Group, Inc 2,654,879
97,311 (a) Affirm Holdings, Inc 4,267,087
323,032 AGNC Investment Corp 3,007,428
101,639 Ally Financial, Inc 3,562,447
152,148 American Express Co 41,092,132
3,780 Ameriprise Financial, Inc 1,928,934
214,480 Annaly Capital Management, Inc 4,077,265
56,698 Apollo Global Management, Inc 8,122,556
320,676 Bank of New York Mellon Corp 24,166,143
794,225 (a) Berkshire Hathaway, Inc 358,131,938
64,082 BlackRock, Inc 62,866,365
137,645 (a) Block, Inc 9,954,486
164,562 Capital One Financial Corp 26,789,048
97,807 Carlyle Group, Inc 4,893,284
45,138 Cboe Global Markets, Inc 9,640,123
582,119 Charles Schwab Corp 41,231,489
155,782 CME Group, Inc 35,107,032
13,538 (a) Coinbase Global, Inc 2,426,687
106,864 Corebridge Financial, Inc 3,395,069
565 (a) Credit Acceptance Corp 240,125
109,577 Discover Financial Services 16,264,514
18,519 (a) Euronet Worldwide, Inc 1,823,566
16,291 Evercore Partners, Inc (Class A) 4,303,594
10,530 Factset Research Systems, Inc 4,781,252
244,867 Fidelity National Information Services, Inc 21,971,916
168,826 (a) Fiserv, Inc 33,410,665
122,131 Franklin Resources, Inc 2,536,661
109,127 Global Payments, Inc 11,317,561
100,583 Goldman Sachs Group, Inc 52,080,872
19,420 Houlihan Lokey, Inc 3,355,193
44,520 Interactive Brokers Group, Inc (Class A) 6,792,862
246,158 Intercontinental Exchange, Inc 38,368,648
162,301 Invesco Ltd 2,814,299
31,086 Jack Henry & Associates, Inc 5,655,476
54,213 Janus Henderson Group plc 2,239,539
55,428 Jefferies Financial Group, Inc 3,546,283
208,214 KKR & Co, Inc 28,783,503
3,003 Lazard, Inc 159,129

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
15,832 MarketAxess Holdings, Inc $ 4,582,097
114,007 MGIC Investment Corp 2,854,735
473,906 Morgan Stanley 55,091,573
13,874 MSCI, Inc (Class A) 7,924,829
181,034 Nasdaq Stock Market, Inc 13,382,033
86,696 Northern Trust Corp 8,714,682
51,106 OneMain Holdings, Inc 2,538,435
443,688 (a) PayPal Holdings, Inc 35,184,458
83,636 Raymond James Financial, Inc 12,396,528
224,156 Rithm Capital Corp 2,373,812
293,503 (a) Robinhood Markets, Inc 6,894,386
59,833 (a) Rocket Cos, Inc 963,311
135,895 S&P Global, Inc 65,278,522
43,319 SEI Investments Co 3,238,528
93,506 SLM Corp 2,059,937
371,835 (a),(b) SoFi Technologies, Inc 4,153,397
136,362 Starwood Property Trust, Inc 2,691,786
129,203 State Street Corp 11,990,038
41,536 Stifel Financial Corp 4,303,960
171,886 Synchrony Financial 9,477,794
97,036 T Rowe Price Group, Inc 10,660,375
25,692 TFS Financial Corp 330,142
29,825 TPG, Inc 2,018,556
30,101 Tradeweb Markets, Inc 3,822,827
3,810 UWM Holdings Corp 24,536
30,158 Virtu Financial, Inc 933,692
44,811 Voya Financial, Inc 3,598,323
119,404 Western Union Co 1,284,787
16,225 (a) WEX, Inc 2,800,435
157,208 XP, Inc 2,744,852
TOTAL FINANCIAL SERVICES 1,172,073,416
FOOD, BEVERAGE & TOBACCO - 3.7%
744,254 Altria Group, Inc 40,532,073
206,793 Archer-Daniels-Midland Co 11,417,042
3,106 (a) Boston Beer Co, Inc (Class A) 904,063
20,866 Brown-Forman Corp (Class A) 909,340
73,847 Brown-Forman Corp (Class B) 3,251,483
60,370 Bunge Global S.A. 5,072,287
81,726 Campbell Soup Co 3,812,518
718,252 Coca-Cola Co 46,909,038
2,778 Coca-Cola Consolidated Inc 3,123,194
204,256 ConAgra Brands, Inc 5,911,169
69,510 Constellation Brands, Inc (Class A) 16,149,953
73,484 (a) Darling International, Inc 2,873,959
73,543 Flowers Foods, Inc 1,634,861
13,586 (a) Freshpet, Inc 1,800,689
241,754 General Mills, Inc 16,444,107
54,382 Hershey Co 9,657,156
124,275 Hormel Foods Corp 3,796,601
28,002 Ingredion, Inc 3,717,546
44,232 J.M. Smucker Co 5,020,774
116,394 Kellogg Co 9,387,176
485,840 Keurig Dr Pepper, Inc 16,008,428
388,504 Kraft Heinz Co 12,999,344
41,874 Lamb Weston Holdings, Inc 3,253,191
111,857 McCormick & Co, Inc 8,751,692
75,021 Molson Coors Brewing Co (Class B) 4,086,394
579,708 Mondelez International, Inc 39,698,404
64,900 (a) Monster Beverage Corp 3,418,932
123,864 PepsiCo, Inc 20,571,333
674,868 Philip Morris International, Inc 89,554,984
12,432 (a) Pilgrim's Pride Corp 602,206

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
20,620 (a) Post Holdings, Inc $ 2,251,910
35 Seaboard Corp 96,810
120,569 Tyson Foods, Inc (Class A) 7,064,138
TOTAL FOOD, BEVERAGE & TOBACCO 400,682,795
HEALTH CARE EQUIPMENT & SERVICES - 7.3%
750,969 Abbott Laboratories 85,137,356
40,432 (a) Acadia Healthcare Co, Inc 1,726,042
13,298 (a) Align Technology, Inc 2,726,489
12,639 (a) Amedisys, Inc 1,195,649
218,282 Baxter International, Inc 7,792,667
125,291 Becton Dickinson & Co 29,266,725
636,910 (a) Boston Scientific Corp 53,513,178
42,390 Cardinal Health, Inc 4,600,163
228,694 (a) Centene Corp 14,238,488
57,037 (a) Certara, Inc 581,777
5,713 Chemed Corp 3,086,391
109,675 Cigna Group 34,526,787
83,661 (a) Cooper Cos, Inc 8,757,634
546,697 CVS Health Corp 30,866,513
97,965 Dentsply Sirona, Inc 2,269,849
47,434 (a) Doximity, Inc 1,979,895
211,900 (a) Edwards Lifesciences Corp 14,199,419
84,455 Elevance Health, Inc 34,268,461
42,674 Encompass Health Corp 4,244,356
24,845 (a) Enovis Corp 1,025,353
75,857 (a) Envista Holdings Corp 1,590,721
173,430 GE HealthCare Technologies, Inc 15,149,111
47,985 (a) Globus Medical, Inc 3,528,817
61,644 HCA, Inc 22,114,169
54,753 (a) Henry Schein, Inc 3,845,303
98,983 (a) Hologic, Inc 8,004,755
52,573 Humana, Inc 13,554,897
36,030 Labcorp Holdings, Inc 8,224,568
8,812 (a) Masimo Corp 1,269,016
31,977 McKesson Corp 16,007,366
556,908 Medtronic plc 49,704,039
9,185 (a) Molina Healthcare, Inc 2,950,406
56,048 (b) Premier, Inc 1,129,367
66,048 (a) Project Roadrunner Parent, Inc 941,845
47,580 Quest Diagnostics, Inc 7,366,811
23,974 (a) QuidelOrtho Corp 912,211
45,314 Resmed, Inc 10,987,286
58,107 (a) Solventum Corp 4,217,406
43,616 STERIS plc 9,676,210
110,236 Stryker Corp 39,274,882
20,186 Teleflex, Inc 4,058,597
41,554 (a) Tenet Healthcare Corp 6,441,701
371,926 UnitedHealth Group, Inc 209,952,227
24,807 Universal Health Services, Inc (Class B) 5,068,318
87,644 Zimmer Biomet Holdings, Inc 9,370,896
TOTAL HEALTH CARE EQUIPMENT & SERVICES 791,344,117
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
55,851 (a) BellRing Brands, Inc 3,676,671
104,430 Church & Dwight Co, Inc 10,433,601
156,437 Colgate-Palmolive Co 14,659,711
173,464 (a) Coty, Inc 1,290,572
63,153 Estee Lauder Cos (Class A) 4,353,768
834,948 Kenvue, Inc 19,145,358
87,137 Kimberly-Clark Corp 11,692,043
795,932 Procter & Gamble Co 131,472,048
16,160 Reynolds Consumer Products, Inc 435,512

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
10,684 Spectrum Brands Holdings, Inc $ 957,500
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 198,116,784
INSURANCE - 4.0%
241,941 Aflac, Inc 25,352,997
96,747 Allstate Corp 18,045,250
30,717 American Financial Group, Inc 3,960,343
281,751 American International Group, Inc 21,379,266
85,106 Aon plc 31,222,838
157,492 (a) Arch Capital Group Ltd 15,522,412
22,293 Assurant, Inc 4,273,568
25,181 Assured Guaranty Ltd 2,101,606
32,073 Axis Capital Holdings Ltd 2,510,033
25,806 (a) Brighthouse Financial, Inc 1,220,624
57,330 Brown & Brown, Inc 5,999,011
175,329 Chubb Ltd 49,519,923
65,625 Cincinnati Financial Corp 9,241,969
7,013 CNA Financial Corp 335,993
15,438 Everest Re Group Ltd 5,489,907
111,227 Fidelity National Financial, Inc 6,692,529
46,433 First American Financial Corp 2,978,677
87,241 Gallagher (Arthur J.) & Co 24,532,169
40,093 Globe Life, Inc 4,233,821
16,258 Hanover Insurance Group, Inc 2,411,549
127,261 Hartford Financial Services Group, Inc 14,054,705
26,911 Kemper Corp 1,675,748
69,165 Lincoln National Corp 2,403,484
77,672 Loews Corp 6,132,981
4,205 (a) Markel Corp 6,484,152
184,240 Marsh & McLennan Cos, Inc 40,208,538
255,183 Metlife, Inc 20,011,451
107,673 Old Republic International Corp 3,761,018
14,810 Primerica, Inc 4,099,556
100,003 Principal Financial Group 8,240,247
39,292 Progressive Corp 9,541,276
154,095 Prudential Financial, Inc 18,873,556
28,153 Reinsurance Group of America, Inc (Class A) 5,942,535
22,229 RenaissanceRe Holdings Ltd 5,832,890
17,584 RLI Corp 2,742,576
99,380 Travelers Cos, Inc 24,441,517
80,088 Unum Group 5,140,048
127,428 W.R. Berkley Corp 7,285,059
960 White Mountains Insurance Group Ltd 1,725,254
43,805 Willis Towers Watson plc 13,237,433
TOTAL INSURANCE 438,858,509
MATERIALS - 4.5%
96,395 Air Products & Chemicals, Inc 29,933,539
50,282 (b) Albemarle Corp 4,763,214
107,384 Alcoa Corp 4,305,025
51,954 (a) Allegheny Technologies, Inc 2,738,495
616,499 Amcor plc 6,861,634
28,403 Aptargroup, Inc 4,769,148
23,104 Ashland, Inc 1,953,905
21,394 Avery Dennison Corp 4,429,200
91,513 (a) Axalta Coating Systems Ltd 3,470,173
133,467 Ball Corp 7,907,920
49,641 Berry Global Group, Inc 3,497,208
35,568 Celanese Corp (Series A) 4,480,501
80,242 CF Industries Holdings, Inc 6,598,300
59,253 Chemours Co 1,076,034
135,007 (a) Cleveland-Cliffs, Inc 1,752,391
305,537 Corteva, Inc 18,613,314
298,097 CRH plc 28,447,397

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
52,595 Crown Holdings, Inc $ 4,920,262
301,719 Dow, Inc 14,898,884
183,043 DuPont de Nemours, Inc 15,190,739
3,550 Eagle Materials, Inc 1,013,383
50,124 Eastman Chemical Co 5,267,531
14,110 Ecolab, Inc 3,467,250
95,916 Element Solutions, Inc 2,599,324
54,159 FMC Corp 3,519,793
620,290 Freeport-McMoRan, Inc (Class B) 27,925,456
130,333 Graphic Packaging Holding Co 3,683,211
78,504 Huntsman Corp 1,727,088
109,477 International Flavors & Fragrances, Inc 10,885,298
148,489 International Paper Co 8,247,079
208,622 Linde plc 95,162,925
8,435 Louisiana-Pacific Corp 834,221
111,591 LyondellBasell Industries NV 9,691,678
24,808 Martin Marietta Materials, Inc 14,694,771
137,123 Mosaic Co 3,669,411
51,360 (a),(b) MP Materials Corp 923,966
3,003 NewMarket Corp 1,576,485
500,964 Newmont Goldcorp Corp 22,763,804
102,759 Nucor Corp 14,575,337
55,661 Olin Corp 2,283,771
37,999 Packaging Corp of America 8,699,491
102,681 PPG Industries, Inc 12,784,811
25,601 Reliance Steel & Aluminum Co 7,330,590
28,077 Royal Gold, Inc 4,100,927
42,169 RPM International, Inc 5,360,102
18,203 Scotts Miracle-Gro Co (Class A) 1,583,297
58,982 Sealed Air Corp 2,133,969
8,950 Sherwin-Williams Co 3,210,991
37,676 Silgan Holdings, Inc 1,949,356
224,162 Smurfit WestRock plc 11,544,343
45,226 Sonoco Products Co 2,375,270
63,706 Steel Dynamics, Inc 8,313,633
94,288 United States Steel Corp 3,663,089
43,412 Vulcan Materials Co 11,891,849
15,923 Westlake Chemical Corp 2,100,881
TOTAL MATERIALS 492,161,664
MEDIA & ENTERTAINMENT - 2.4%
41,254 (a) Charter Communications, Inc 13,515,223
1,668,064 Comcast Corp (Class A) 72,844,355
116,770 Electronic Arts, Inc 17,614,754
101,906 Fox Corp (Class A) 4,280,052
61,835 Fox Corp (Class B) 2,409,092
31,137 (a) IAC, Inc 1,493,019
161,475 Interpublic Group of Cos, Inc 4,747,365
35,709 (a) Liberty Broadband Corp 2,886,001
4,845 (a) Liberty Broadband Corp (Class A) 388,714
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 475,359
58,184 (a) Liberty Media Corp-Liberty Formula One (Class C) 4,645,410
8,510 (a) Liberty Media Corp-Liberty Live (Class A) 482,857
20,174 (a) Liberty Media Corp-Liberty Live (Class C) 1,177,355
7,004 (a) Madison Square Garden Sports Corp 1,559,791
113,464 (a) Match Group, Inc 4,088,108
68,904 New York Times Co (Class A) 3,847,599
163,107 News Corp (Class A) 4,444,666
56,770 News Corp (Class B) 1,648,601
7,802 Nexstar Media Group, Inc 1,372,528
82,942 Omnicom Group, Inc 8,377,142
5,322 Paramount Global (Class A) 116,499
268,391 Paramount Global (Class B) 2,936,197

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
30,151 Playtika Holding Corp $ 236,082
45,462 (a) Roku, Inc 2,913,205
105,804 (b) Sirius XM Holdings, Inc 2,820,735
74,773 (a) Take-Two Interactive Software, Inc 12,092,290
29,183 (a) TKO Group Holdings, Inc 3,407,699
50,439 (a) TripAdvisor, Inc 809,042
9,242 (a),(b) Trump Media & Technology Group Corp 326,612
797,200 Walt Disney Co 76,690,640
1,061,608 (a) Warner Bros Discovery, Inc 8,630,873
133,747 (a) ZoomInfo Technologies, Inc 1,477,904
TOTAL MEDIA & ENTERTAINMENT 264,755,769
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.6%
14,721 (a) 10X Genomics, Inc 235,978
436,773 AbbVie, Inc 89,044,912
127,816 Agilent Technologies, Inc 16,655,703
6,063 (a) Alnylam Pharmaceuticals, Inc 1,616,335
50,796 Amgen, Inc 16,262,847
290,720 (a) Avantor, Inc 6,503,406
64,160 (a) Biogen, Inc 11,163,840
80,935 (a) BioMarin Pharmaceutical, Inc 5,332,807
8,274 (a) Bio-Rad Laboratories, Inc (Class A) 2,963,664
66,575 Bio-Techne Corp 4,909,906
879,394 Bristol-Myers Squibb Co 49,043,803
25,787 (a) Brooks Automation, Inc 1,059,588
16,447 Bruker BioSciences Corp 931,065
77,305 (a) Catalent, Inc 4,530,073
21,892 (a) Charles River Laboratories International, Inc 3,909,473
280,194 Danaher Corp 68,832,458
210,477 (a) Elanco Animal Health, Inc 2,660,429
47,245 (a) Exact Sciences Corp 3,256,598
20,367 (a) Exelixis, Inc 676,184
26,531 (a),(b) Fortrea Holdings, Inc 446,251
541,140 Gilead Sciences, Inc 48,064,055
8,586 (a),(b) GRAIL, Inc 116,512
68,285 (a) Illumina, Inc 9,842,600
64,887 (a) Incyte Corp 4,809,424
9,564 (a) Ionis Pharmaceuticals, Inc 367,162
69,813 (a) IQVIA Holdings, Inc 14,368,912
26,083 (a) Jazz Pharmaceuticals plc 2,869,913
1,046,946 Johnson & Johnson 167,364,788
9,274 (a) Mettler-Toledo International, Inc 11,979,690
142,537 (a) Moderna, Inc 7,748,311
102,173 Organon & Co 1,918,809
52,735 PerkinElmer, Inc 6,253,844
62,527 Perrigo Co plc 1,602,567
2,461,169 Pfizer, Inc 69,651,083
94,680 QIAGEN NV 3,986,028
41,805 (a) Regeneron Pharmaceuticals, Inc 35,040,951
20,463 (a) Repligen Corp 2,747,567
184,455 (a) Roivant Sciences Ltd 2,130,455
172,178 Royalty Pharma plc 4,648,806
73,316 (a) Sotera Health Co 1,148,862
165,760 Thermo Fisher Scientific, Inc 90,558,003
18,718 (a) United Therapeutics Corp 6,999,970
56,112 (a) Vertex Pharmaceuticals, Inc 26,708,190
508,719 Viatris, Inc 5,901,140
9,853 (a) Waters Corp 3,183,603
12,229 West Pharmaceutical Services, Inc 3,765,676
34,322 Zoetis, Inc 6,136,087
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 829,948,328
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
133,882 (a) CBRE Group, Inc 17,534,526

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
10,441 (a) Howard Hughes Holdings, Inc $ 793,934
13,974 (a) Jones Lang LaSalle, Inc 3,786,395
1,160 (a),(b) Seaport Entertainment Group, Inc 31,494
22,805 (a) Zillow Group, Inc (Class A) 1,323,830
65,939 (a) Zillow Group, Inc (Class C) 3,962,274
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 27,432,453
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
237,264 (a) Advanced Micro Devices, Inc 34,182,624
53,254 (a) Allegro MicroSystems, Inc 1,109,813
48,317 Amkor Technology, Inc 1,229,668
216,216 Analog Devices, Inc 48,239,952
30,540 Applied Materials, Inc 5,545,453
8,971 (a),(b) Astera Labs, Inc 629,405
22,259 (a) Cirrus Logic, Inc 2,444,483
45,389 (a) First Solar, Inc 8,827,253
43,237 (a),(b) GLOBALFOUNDRIES, Inc 1,578,151
1,846,637 Intel Corp 39,739,628
7,820 (a) Lattice Semiconductor Corp 396,161
23,908 (a) MACOM Technology Solutions Holdings, Inc 2,687,259
342,578 Marvell Technology, Inc 27,443,924
227,322 Microchip Technology, Inc 16,678,615
478,090 Micron Technology, Inc 47,641,669
26,963 MKS Instruments, Inc 2,678,235
184,036 (a) ON Semiconductor Corp 12,972,698
15,595 (a) Onto Innovation, Inc 3,092,956
41,288 (a) Qorvo, Inc 2,942,183
29,693 QUALCOMM, Inc 4,833,130
72,174 Skyworks Solutions, Inc 6,320,999
5,839 Teradyne, Inc 620,160
347,395 Texas Instruments, Inc 70,576,768
9,916 Universal Display Corp 1,788,053
52,066 (a),(b) Wolfspeed, Inc 692,998
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 344,892,238
SOFTWARE & SERVICES - 3.3%
272,313 Accenture plc 93,898,969
64,530 (a) Akamai Technologies, Inc 6,522,692
49,091 Amdocs Ltd 4,307,490
38,401 (a) Ansys, Inc 12,304,064
11,335 (a) Aspentech Corp 2,660,665
32,965 (a) BILL Holdings, Inc 1,923,837
192,252 (a) CCC Intelligent Solutions Holdings, Inc 2,001,343
56,788 (a),(b) Ceridian HCM Holding, Inc 4,029,109
217,490 Cognizant Technology Solutions Corp (Class A) 16,222,579
23,230 Dolby Laboratories, Inc (Class A) 1,693,467
27,079 (a) DoubleVerify Holdings, Inc 461,697
74,065 (a) Dropbox, Inc 1,914,580
76,594 (a) DXC Technology Co 1,521,157
22,312 (a) EPAM Systems, Inc 4,209,159
1,586 (a) Fair Isaac Corp 3,161,072
49,787 (a) Fortinet, Inc 3,916,245
229,030 Gen Digital, Inc 6,667,063
4,470 (a) Globant S.A. 938,208
19,344 (a) Guidewire Software, Inc 3,603,013
8,582 (a) HashiCorp, Inc 290,587
31,175 (a) Informatica, Inc 851,078
398,185 International Business Machines Corp 82,312,803
95,123 (a) Kyndryl Holdings, Inc 2,177,366
63,604 (a),(b) MicroStrategy, Inc (Class A) 15,551,178
13,476 (a) nCino OpCo, Inc 502,655
74,528 (a) Nutanix, Inc 4,628,189
36,459 (a) Okta, Inc 2,621,038
34,738 (a) Paycor HCM, Inc 524,196

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
19,943 (a) PTC, Inc $ 3,696,036
46,359 Roper Industries, Inc 24,928,625
62,300 Salesforce, Inc 18,152,351
99,976 (a) SentinelOne, Inc 2,578,381
59,872 (a) Twilio, Inc 4,828,677
2,726 (a) Tyler Technologies, Inc 1,650,838
37,819 (a) UiPath, Inc 467,443
78,086 (a) Unity Software, Inc 1,567,967
34,764 (a) VeriSign, Inc 6,147,666
114,346 (a) Zoom Video Communications, Inc 8,546,220
TOTAL SOFTWARE & SERVICES 353,979,703
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
211,209 Amphenol Corp (Class A) 14,155,227
24,940 (a) Arrow Electronics, Inc 2,959,630
42,751 Avnet, Inc 2,317,532
28,623 CDW Corp 5,387,707
66,784 (a) Ciena Corp 4,241,452
1,760,253 Cisco Systems, Inc 96,409,057
69,691 Cognex Corp 2,803,669
56,305 (a) Coherent Corp 5,204,834
335,816 Corning, Inc 15,981,483
21,764 Crane NXT Co 1,181,132
99,265 Dell Technologies, Inc 12,272,132
25,036 (a) F5 Networks, Inc 5,855,420
555,899 Hewlett Packard Enterprise Co 10,834,472
326,782 HP, Inc 11,607,297
12,912 (a) IPG Photonics Corp 1,045,356
43,571 Jabil Inc 5,363,154
137,270 Juniper Networks, Inc 5,339,803
74,697 (a) Keysight Technologies, Inc 11,130,600
11,209 Littelfuse, Inc 2,742,058
29,442 (a) Lumentum Holdings, Inc 1,880,461
37,044 Motorola Solutions, Inc 16,645,721
48,753 NetApp, Inc 5,621,708
15,909 (a) Pure Storage, Inc 796,245
33,974 TD SYNNEX Corp 3,918,901
20,114 (a) Teledyne Technologies, Inc 9,158,306
104,386 (a) Trimble Inc 6,315,353
1,001 Ubiquiti, Inc 265,956
66,186 Vontier Corp 2,454,177
139,862 (a) Western Digital Corp 9,134,387
17,231 (a) Zebra Technologies Corp (Class A) 6,581,725
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 279,604,955
TELECOMMUNICATION SERVICES - 1.9%
3,117,797 AT&T, Inc 70,275,144
101,644 (a) Frontier Communications Parent, Inc 3,631,740
43,240 (a),(c) GCI Liberty, Inc 433
46,682 Iridium Communications, Inc 1,369,183
71,090 (a) Liberty Global Ltd 1,408,293
73,738 (a) Liberty Global Ltd 1,520,478
209,706 T-Mobile US, Inc 46,797,991
1,830,155 Verizon Communications, Inc 77,104,430
TOTAL TELECOMMUNICATION SERVICES 202,107,692
TRANSPORTATION - 2.1%
50,075 (a) Alaska Air Group, Inc 2,399,093
3,876 (a),(b) Amerco, Inc 284,227
260,343 (a) American Airlines Group, Inc 3,488,596
2,743 Avis Budget Group, Inc 227,669
49,132 CH Robinson Worldwide, Inc 5,062,561
847,283 CSX Corp 28,502,600
283,921 Delta Air Lines, Inc 16,245,960
50,647 Expeditors International Washington, Inc 6,026,993

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
98,143 FedEx Corp $ 26,876,461
54,226 (a) GXO Logistics, Inc 3,243,257
35,592 JB Hunt Transport Services, Inc 6,428,627
24,825 (a) Kirby Corp 2,848,917
72,379 Knight-Swift Transportation Holdings, Inc 3,769,498
15,244 Landstar System, Inc 2,679,438
48,120 (a) Lyft, Inc (Class A) 624,116
98,533 Norfolk Southern Corp 24,675,619
17,867 Ryder System, Inc 2,613,585
4,722 (a) Saia, Inc 2,307,217
21,540 Schneider National, Inc 609,151
256,095 Southwest Airlines Co 7,831,385
23,814 U-Haul Holding Co 1,625,544
137,625 Union Pacific Corp 31,938,634
141,792 (a) United Airlines Holdings, Inc 11,096,642
315,907 United Parcel Service, Inc (Class B) 42,350,492
TOTAL TRANSPORTATION 233,756,282
UTILITIES - 4.8%
303,952 AES Corp 5,012,169
115,224 Alliant Energy Corp 6,913,440
114,055 Ameren Corp 9,935,331
229,329 American Electric Power Co, Inc 22,646,239
85,854 American Water Works Co, Inc 11,857,296
64,558 Atmos Energy Corp 8,959,359
21,668 Avangrid, Inc 773,764
61,700 (b) Brookfield Renewable Corp 1,886,786
271,542 Centerpoint Energy, Inc 8,018,635
14,977 Clearway Energy, Inc (Class A) 398,987
35,390 Clearway Energy, Inc (Class C) 1,004,368
127,481 CMS Energy Corp 8,873,952
148,448 Consolidated Edison, Inc 15,094,193
115,174 Constellation Energy Corp 30,286,155
365,262 Dominion Energy, Inc 21,744,047
88,621 DTE Energy Co 11,008,501
334,095 Duke Energy Corp 38,511,131
166,861 Edison International 13,749,346
91,384 Entergy Corp 14,144,416
107,922 Essential Utilities, Inc 4,165,789
95,451 Evergy, Inc 5,769,058
150,553 Eversource Energy 9,913,915
437,034 Exelon Corp 17,175,436
245,559 FirstEnergy Corp 10,271,733
21,595 Idacorp, Inc 2,234,651
41,012 National Fuel Gas Co 2,482,456
892,572 NextEra Energy, Inc 70,736,331
194,261 NiSource, Inc 6,830,217
54,171 NRG Energy, Inc 4,897,058
85,478 OGE Energy Corp 3,418,265
933,018 PG&E Corp 18,865,624
52,106 Pinnacle West Capital Corp 4,575,428
326,463 PPL Corp 10,629,635
217,717 Public Service Enterprise Group, Inc 19,466,077
275,498 Sempra Energy 22,968,268
474,206 Southern Co 43,166,972
96,800 UGI Corp 2,314,488
135,554 WEC Energy Group, Inc 12,949,474
238,408 Xcel Energy, Inc 15,928,039
TOTAL UTILITIES 519,577,029
TOTAL COMMON STOCKS
(Cost $7,178,205,901) 10,821,151,506

Large Cap Value Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.3%
204,580 iShares Russell 1000 Value ETF $ 38,395,574
TOTAL INVESTMENT COMPANIES
(Cost $38,738,041) 38,395,574
TOTAL LONG-TERM INVESTMENTS
(Cost $7,216,943,942) 10,859,547,080
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
11,997,241 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 11,997,241
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $11,997,241) 11,997,241
TOTAL INVESTMENTS - 100.0%
(Cost $7,228,941,183) 10,871,544,321
OTHER ASSETS & LIABILITIES, NET - (0.0)% (4,119,990)
NET ASSETS - 100.0% $ 10,867,424,331
ETF Exchange Traded Fund
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $34,582,238.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.

Portfolios of Investments October 31, 2024
S&P 500 Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 1.7%
59,088 (a) Aptiv plc $ 3,357,971
50,498 BorgWarner, Inc 1,698,248
852,079 Ford Motor Co 8,767,893
248,044 General Motors Co 12,590,713
611,946 (a) Tesla, Inc 152,894,708
TOTAL AUTOMOBILES & COMPONENTS 179,309,533
BANKS - 3.3%
1,479,761 Bank of America Corp 61,883,605
414,510 Citigroup, Inc 26,599,107
102,731 Citizens Financial Group, Inc 4,327,030
153,006 Fifth Third Bancorp 6,683,302
330,171 Huntington Bancshares, Inc 5,147,366
627,588 JPMorgan Chase & Co 139,274,329
213,449 Keycorp 3,681,995
36,567 M&T Bank Corp 7,118,864
87,590 PNC Financial Services Group, Inc 16,490,569
198,854 Regions Financial Corp 4,746,645
293,505 Truist Financial Corp 12,635,390
344,667 US Bancorp 16,650,863
745,807 Wells Fargo & Co 48,417,790
TOTAL BANKS 353,656,855
CAPITAL GOODS - 5.7%
121,369 3M Co 15,592,275
28,474 A.O. Smith Corp 2,138,397
19,614 Allegion plc 2,738,703
50,728 Ametek, Inc 9,300,472
15,718 (a) Axon Enterprise, Inc 6,656,573
161,172 (a) Boeing Co 24,064,591
25,343 (a) Builders FirstSource, Inc 4,343,790
184,111 Carrier Global Corp 13,388,552
107,169 Caterpillar, Inc 40,316,978
29,902 Cummins, Inc 9,837,160
56,486 Deere & Co 22,859,319
30,438 Dover Corp 5,762,827
87,426 Eaton Corp plc 28,988,713
124,845 Emerson Electric Co 13,516,968
124,132 Fastenal Co 9,704,640
75,840 Fortive Corp 5,417,251
61,380 (a) GE Vernova, Inc 18,515,891
13,280 (a) Generac Holdings, Inc 2,198,504
56,003 General Dynamics Corp 16,331,035
239,569 General Electric Co 41,153,163
143,804 Honeywell International, Inc 29,577,607
88,670 Howmet Aerospace, Inc 8,842,172
11,885 Hubbell, Inc 5,075,252
8,987 Huntington Ingalls Industries, Inc 1,662,236
17,424 IDEX Corp 3,739,887
59,295 Illinois Tool Works, Inc 15,483,703
90,129 Ingersoll Rand, Inc 8,652,384
146,225 Johnson Controls International plc 11,047,299
42,319 L3Harris Technologies, Inc 10,472,683
46,641 Lockheed Martin Corp 25,468,318
50,006 Masco Corp 3,995,979
11,898 Nordson Corp 2,949,395
30,464 Northrop Grumman Corp 15,506,785
85,262 Otis Worldwide Corp 8,372,728
115,979 PACCAR, Inc 12,094,290
28,467 Parker-Hannifin Corp 18,050,071

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
38,114 Pentair plc $ 3,777,860
32,533 Quanta Services, Inc 9,812,929
24,315 Rockwell Automation, Inc 6,485,054
292,687 RTX Corp 35,412,200
11,605 Snap-On, Inc 3,831,159
33,121 Stanley Black & Decker, Inc 3,078,266
39,986 Textron, Inc 3,215,674
49,876 Trane Technologies plc 18,462,100
12,484 TransDigm Group, Inc 16,257,913
14,702 United Rentals, Inc 11,949,786
9,937 W.W. Grainger, Inc 11,022,418
38,627 Westinghouse Air Brake Technologies Corp 7,261,103
53,036 Xylem, Inc 6,458,724
TOTAL CAPITAL GOODS 610,841,777
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
28,711 (a) Amentum Holdings, Inc 853,865
90,530 Automatic Data Processing, Inc 26,184,897
25,418 Broadridge Financial Solutions, Inc 5,359,640
75,609 Cintas Corp 15,561,088
193,118 (a) Copart, Inc 9,939,784
89,164 (a) CoStar Group, Inc 6,490,248
26,695 Equifax, Inc 7,074,709
28,711 Jacobs Solutions, Inc 4,036,192
30,665 Leidos Holdings, Inc 5,616,601
69,997 Paychex, Inc 9,752,682
11,107 Paycom Software, Inc 2,321,696
44,895 Republic Services, Inc 8,889,210
62,217 Rollins, Inc 2,932,909
53,706 Veralto Corp 5,488,216
31,790 Verisk Analytics, Inc 8,733,349
79,606 Waste Management, Inc 17,182,955
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 136,418,041
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.6%
2,060,630 (a) Amazon.com, Inc 384,101,432
3,793 (a) Autozone, Inc 11,413,137
42,944 Best Buy Co, Inc 3,883,426
36,475 (a) Carmax, Inc 2,640,061
105,088 eBay, Inc 6,043,611
30,791 Genuine Parts Co 3,531,728
218,689 Home Depot, Inc 86,108,794
57,527 LKQ Corp 2,116,418
125,281 Lowe's Cos, Inc 32,802,324
12,874 (a) O'Reilly Automotive, Inc 14,845,524
8,403 Pool Corp 3,038,861
72,942 Ross Stores, Inc 10,191,456
248,349 TJX Cos, Inc 28,070,887
24,060 Tractor Supply Co 6,388,171
10,136 (a) Ulta Beauty, Inc 3,739,981
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 598,915,811
CONSUMER DURABLES & APPAREL - 0.7%
33,372 (a) Deckers Outdoor Corp 5,369,221
63,897 DR Horton, Inc 10,798,593
32,790 (a) Garmin Ltd 6,503,897
29,707 Hasbro, Inc 1,949,670
54,243 Lennar Corp (Class A) 9,237,583
25,824 (a) Lululemon Athletica, Inc 7,692,970
10,889 (a) Mohawk Industries, Inc 1,462,066
263,839 Nike, Inc (Class B) 20,349,902
676 (a) NVR, Inc 6,187,300
46,715 Pulte Homes, Inc 6,050,994
8,795 Ralph Lauren Corp 1,740,794

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
51,312 Tapestry, Inc $ 2,434,754
TOTAL CONSUMER DURABLES & APPAREL 79,777,744
CONSUMER SERVICES - 2.0%
96,949 (a) Airbnb, Inc 13,067,756
7,435 Booking Holdings, Inc 34,767,919
46,216 (a) Caesars Entertainment, Inc 1,850,951
232,198 (a) Carnival Corp 5,108,356
304,113 (a) Chipotle Mexican Grill, Inc (Class A) 16,960,382
26,368 Darden Restaurants, Inc 4,219,407
8,146 Domino's Pizza, Inc 3,370,244
27,015 (a) Expedia Group, Inc 4,222,715
54,638 Hilton Worldwide Holdings, Inc 12,831,734
79,376 Las Vegas Sands Corp 4,115,646
50,787 Marriott International, Inc (Class A) 13,205,636
157,462 McDonald's Corp 45,996,225
50,258 (a) MGM Resorts International 1,853,012
94,992 (a) Norwegian Cruise Line Holdings Ltd 2,407,097
52,362 Royal Caribbean Cruises Ltd 10,804,899
249,537 Starbucks Corp 24,379,765
19,644 Wynn Resorts Ltd 1,886,217
63,028 Yum! Brands, Inc 8,266,752
TOTAL CONSUMER SERVICES 209,314,713
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
97,867 Costco Wholesale Corp 85,553,374
47,277 Dollar General Corp 3,784,051
44,677 (a) Dollar Tree, Inc 2,887,921
146,972 Kroger Co 8,196,629
108,720 Sysco Corp 8,148,564
102,432 Target Corp 15,368,897
185,405 Walgreens Boots Alliance, Inc 1,753,931
958,882 Walmart, Inc 78,580,380
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 204,273,747
ENERGY - 3.3%
81,767 APA Corp 1,929,701
215,586 Baker Hughes Co 8,209,515
166,022 Cabot Oil & Gas Corp 3,971,246
375,341 Chevron Corp 55,858,248
255,667 ConocoPhillips 28,005,763
137,880 Devon Energy Corp 5,333,198
40,712 Diamondback Energy, Inc 7,196,660
125,489 EOG Resources, Inc 15,304,638
129,762 EQT Corp 4,741,503
980,608 Exxon Mobil Corp 114,515,402
201,962 Halliburton Co 5,602,426
61,354 Hess Corp 8,250,886
420,254 Kinder Morgan, Inc 10,300,426
132,646 Marathon Oil Corp 3,674,294
72,704 Marathon Petroleum Corp 10,576,251
147,059 Occidental Petroleum Corp 7,369,127
128,835 ONEOK, Inc 12,481,535
92,684 Phillips 66 11,290,765
311,261 Schlumberger Ltd 12,472,228
47,660 Targa Resources Corp 7,957,314
71,504 Valero Energy Corp 9,278,359
263,529 Williams Cos, Inc 13,801,014
TOTAL ENERGY 358,120,499
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
35,211 Alexandria Real Estate Equities, Inc 3,927,787
102,916 American Tower Corp 21,976,683
31,293 AvalonBay Communities, Inc 6,934,842
33,351 Boston Properties, Inc 2,686,757
24,190 Camden Property Trust 2,800,960

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
96,518 Crown Castle, Inc $ 10,374,720
66,891 Digital Realty Trust, Inc 11,921,983
20,974 Equinix, Inc 19,046,070
74,179 Equity Residential 5,219,976
14,754 Essex Property Trust, Inc 4,188,070
46,940 Extra Space Storage, Inc 7,665,302
16,879 Federal Realty Investment Trust 1,870,868
156,155 Healthpeak Properties, Inc 3,505,680
163,337 Host Hotels & Resorts Inc 2,815,930
128,031 Invitation Homes, Inc 4,021,454
62,705 Iron Mountain, Inc 7,758,490
155,286 Kimco Realty Corp 3,683,384
25,462 Mid-America Apartment Communities, Inc 3,853,419
201,333 (b) Prologis, Inc 22,738,549
34,896 Public Storage, Inc 11,482,878
190,156 Realty Income Corp 11,289,562
36,537 Regency Centers Corp 2,610,203
24,101 SBA Communications Corp 5,530,456
66,604 Simon Property Group, Inc 11,264,068
64,922 UDR, Inc 2,739,059
92,576 Ventas, Inc 6,062,802
239,003 VICI Properties, Inc 7,590,735
128,209 Welltower, Inc 17,292,830
157,260 Weyerhaeuser Co 4,900,222
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 227,753,739
FINANCIAL SERVICES - 7.8%
124,376 American Express Co 33,591,470
21,837 Ameriprise Financial, Inc 11,143,421
160,312 Bank of New York Mellon Corp 12,081,112
404,361 (a) Berkshire Hathaway, Inc 182,334,462
30,725 BlackRock, Inc 30,142,147
159,757 Blackstone, Inc 26,799,237
83,303 Capital One Financial Corp 13,560,895
22,886 Cboe Global Markets, Inc 4,887,763
330,241 Charles Schwab Corp 23,390,970
79,760 CME Group, Inc 17,974,714
14,828 (a) Corpay, Inc 4,889,088
54,373 Discover Financial Services 8,070,584
8,590 Factset Research Systems, Inc 3,900,375
121,171 Fidelity National Information Services, Inc 10,872,674
126,795 (a) Fiserv, Inc 25,092,731
80,298 Franklin Resources, Inc 1,667,789
53,999 Global Payments, Inc 5,600,236
69,425 Goldman Sachs Group, Inc 35,947,571
126,197 Intercontinental Exchange, Inc 19,670,326
105,293 Invesco Ltd 1,825,781
15,929 Jack Henry & Associates, Inc 2,897,963
150,237 KKR & Co, Inc 20,768,763
8,144 MarketAxess Holdings, Inc 2,357,037
182,247 Mastercard, Inc (Class A) 91,048,779
34,357 Moody's Corp 15,599,452
274,031 Morgan Stanley 31,856,104
17,562 MSCI, Inc (Class A) 10,031,414
90,471 Nasdaq Stock Market, Inc 6,687,616
43,685 Northern Trust Corp 4,391,216
226,062 (a) PayPal Holdings, Inc 17,926,717
40,771 Raymond James Financial, Inc 6,043,078
70,825 S&P Global, Inc 34,021,497
66,660 State Street Corp 6,186,048
92,701 Synchrony Financial 5,111,533
50,394 T Rowe Price Group, Inc 5,536,285

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
368,707 Visa, Inc (Class A) $ 106,869,724
TOTAL FINANCIAL SERVICES 840,776,572
FOOD, BEVERAGE & TOBACCO - 2.6%
375,474 Altria Group, Inc 20,448,314
102,448 Archer-Daniels-Midland Co 5,656,154
39,727 Brown-Forman Corp (Class B) 1,749,180
31,165 Bunge Global S.A. 2,618,483
46,339 Campbell Soup Co 2,161,714
855,760 Coca-Cola Co 55,889,686
110,634 ConAgra Brands, Inc 3,201,748
35,386 Constellation Brands, Inc (Class A) 8,221,583
124,176 General Mills, Inc 8,446,452
33,037 Hershey Co 5,866,711
62,770 Hormel Foods Corp 1,917,624
24,887 J.M. Smucker Co 2,824,923
57,722 Kellogg Co 4,655,279
248,333 Keurig Dr Pepper, Inc 8,182,572
200,801 Kraft Heinz Co 6,718,801
32,426 Lamb Weston Holdings, Inc 2,519,176
55,713 McCormick & Co, Inc 4,358,985
42,048 Molson Coors Brewing Co (Class B) 2,290,355
294,560 Mondelez International, Inc 20,171,469
155,160 (a) Monster Beverage Corp 8,173,829
301,311 PepsiCo, Inc 50,041,731
343,314 Philip Morris International, Inc 45,557,768
62,765 Tyson Foods, Inc (Class A) 3,677,401
TOTAL FOOD, BEVERAGE & TOBACCO 275,349,938
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
383,752 Abbott Laboratories 43,505,964
15,487 (a) Align Technology, Inc 3,175,300
37,925 AmerisourceBergen Corp 8,649,934
114,732 Baxter International, Inc 4,095,932
63,141 Becton Dickinson & Co 14,749,106
326,410 (a) Boston Scientific Corp 27,424,968
54,097 Cardinal Health, Inc 5,870,606
114,724 (a) Centene Corp 7,142,716
61,662 Cigna Group 19,411,814
45,510 (a) Cooper Cos, Inc 4,763,987
278,781 CVS Health Corp 15,739,975
11,100 (a) DaVita, Inc 1,551,891
86,942 (a) DexCom, Inc 6,127,672
131,671 (a) Edwards Lifesciences Corp 8,823,274
50,805 Elevance Health, Inc 20,614,637
99,232 GE HealthCare Technologies, Inc 8,667,915
41,167 HCA, Inc 14,768,250
30,612 (a) Henry Schein, Inc 2,149,881
51,694 (a) Hologic, Inc 4,180,494
26,645 Humana, Inc 6,869,880
17,994 (a) IDEXX Laboratories, Inc 7,322,118
15,427 (a) Insulet Corp 3,571,813
78,434 (a) Intuitive Surgical, Inc 39,518,187
18,367 Labcorp Holdings, Inc 4,192,635
28,328 McKesson Corp 14,180,714
282,276 Medtronic plc 25,193,133
12,513 (a) Molina Healthcare, Inc 4,019,426
24,442 Quest Diagnostics, Inc 3,784,355
33,046 Resmed, Inc 8,012,664
30,414 (a) Solventum Corp 2,207,448
21,734 STERIS plc 4,821,688
75,594 Stryker Corp 26,932,630
10,927 Teleflex, Inc 2,196,983
203,833 UnitedHealth Group, Inc 115,063,729

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
12,834 Universal Health Services, Inc (Class B) $ 2,622,115
45,221 Zimmer Biomet Holdings, Inc 4,835,029
TOTAL HEALTH CARE EQUIPMENT & SERVICES 496,758,863
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
54,101 Church & Dwight Co, Inc 5,405,231
27,624 Clorox Co 4,379,785
179,282 Colgate-Palmolive Co 16,800,516
50,581 Estee Lauder Cos (Class A) 3,487,054
421,053 Kenvue, Inc 9,654,745
72,985 Kimberly-Clark Corp 9,793,127
520,124 Procter & Gamble Co 85,914,083
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 135,434,541
INSURANCE - 2.1%
109,676 Aflac, Inc 11,492,948
58,325 Allstate Corp 10,878,779
144,989 American International Group, Inc 11,001,765
47,531 Aon plc 17,437,698
83,043 (a) Arch Capital Group Ltd 8,184,718
11,897 Assurant, Inc 2,280,655
51,220 Brown & Brown, Inc 5,359,661
81,633 Chubb Ltd 23,056,425
35,323 Cincinnati Financial Corp 4,974,538
5,418 (c) Erie Indemnity Co (Class A) 2,431,815
9,900 Everest Re Group Ltd 3,520,539
47,673 Gallagher (Arthur J.) & Co 13,405,648
20,294 Globe Life, Inc 2,143,046
62,930 Hartford Financial Services Group, Inc 6,949,989
43,673 Loews Corp 3,448,420
108,132 Marsh & McLennan Cos, Inc 23,598,728
130,613 Metlife, Inc 10,242,671
47,299 Principal Financial Group 3,897,438
129,726 Progressive Corp 31,501,365
80,032 Prudential Financial, Inc 9,802,319
49,817 Travelers Cos, Inc 12,251,993
64,825 W.R. Berkley Corp 3,706,045
23,321 Willis Towers Watson plc 7,047,373
TOTAL INSURANCE 228,614,576
MATERIALS - 2.2%
49,167 Air Products & Chemicals, Inc 15,267,829
25,602 (c) Albemarle Corp 2,425,277
307,249 Amcor plc 3,419,681
17,000 Avery Dennison Corp 3,519,510
69,913 Ball Corp 4,142,345
24,147 Celanese Corp (Series A) 3,041,798
40,354 CF Industries Holdings, Inc 3,318,309
149,351 Corteva, Inc 9,098,463
150,115 Dow, Inc 7,412,679
91,261 DuPont de Nemours, Inc 7,573,750
25,889 Eastman Chemical Co 2,720,675
56,233 Ecolab, Inc 13,818,135
27,497 FMC Corp 1,787,030
314,147 Freeport-McMoRan, Inc (Class B) 14,142,898
56,913 International Flavors & Fragrances, Inc 5,658,860
76,720 International Paper Co 4,261,029
106,415 Linde plc 48,541,202
59,894 LyondellBasell Industries NV 5,201,794
13,522 Martin Marietta Materials, Inc 8,009,622
69,669 Mosaic Co 1,864,342
254,765 Newmont Goldcorp Corp 11,576,522
51,817 Nucor Corp 7,349,723
19,186 Packaging Corp of America 4,392,443
50,723 PPG Industries, Inc 6,315,521

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
50,981 Sherwin-Williams Co $ 18,290,453
104,948 Smurfit WestRock plc 5,404,822
33,012 Steel Dynamics, Inc 4,308,066
29,018 Vulcan Materials Co 7,948,901
TOTAL MATERIALS 230,811,679
MEDIA & ENTERTAINMENT - 8.1%
1,059,533 Alphabet, Inc 182,970,754
1,292,413 Alphabet, Inc (Class A) 221,144,788
21,256 (a) Charter Communications, Inc 6,963,678
849,455 Comcast Corp (Class A) 37,095,700
52,522 Electronic Arts, Inc 7,922,944
52,514 Fox Corp (Class A) 2,205,588
31,481 Fox Corp (Class B) 1,226,500
81,564 Interpublic Group of Cos, Inc 2,397,982
34,289 (a) Live Nation, Inc 4,016,613
58,700 (a) Match Group, Inc 2,114,961
481,913 Meta Platforms, Inc 273,524,181
94,688 (a) NetFlix, Inc 71,586,969
77,943 News Corp (Class A) 2,123,947
23,838 News Corp (Class B) 692,255
43,533 Omnicom Group, Inc 4,396,833
141,581 Paramount Global (Class B) 1,548,896
36,819 (a) Take-Two Interactive Software, Inc 5,954,369
400,926 Walt Disney Co 38,569,081
486,295 (a) Warner Bros Discovery, Inc 3,953,578
TOTAL MEDIA & ENTERTAINMENT 870,409,617
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.5%
389,803 AbbVie, Inc 79,469,138
64,260 Agilent Technologies, Inc 8,373,721
118,082 Amgen, Inc 37,805,133
31,860 (a) Biogen, Inc 5,543,640
34,200 Bio-Techne Corp 2,522,250
446,621 Bristol-Myers Squibb Co 24,908,053
44,379 (a) Catalent, Inc 2,600,609
11,012 (a) Charles River Laboratories International, Inc 1,966,523
142,279 Danaher Corp 34,952,259
174,034 Eli Lilly & Co 144,402,971
275,594 Gilead Sciences, Inc 24,478,259
33,897 (a) Incyte Corp 2,512,446
37,631 (a) IQVIA Holdings, Inc 7,745,212
531,342 Johnson & Johnson 84,940,332
559,163 Merck & Co, Inc 57,213,558
4,698 (a) Mettler-Toledo International, Inc 6,068,641
77,524 (a) Moderna, Inc 4,214,205
26,424 PerkinElmer, Inc 3,133,622
1,247,300 Pfizer, Inc 35,298,590
23,269 (a) Regeneron Pharmaceuticals, Inc 19,504,076
84,401 Thermo Fisher Scientific, Inc 46,109,954
57,025 (a) Vertex Pharmaceuticals, Inc 27,142,760
267,428 Viatris, Inc 3,102,165
12,962 (a) Waters Corp 4,188,152
16,031 West Pharmaceutical Services, Inc 4,936,426
99,635 Zoetis, Inc 17,812,745
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 690,945,440
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
66,521 (a) CBRE Group, Inc 8,712,255
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,712,255
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.4%
357,049 (a) Advanced Micro Devices, Inc 51,440,049
109,426 Analog Devices, Inc 24,414,035
183,273 Applied Materials, Inc 33,278,711
1,026,792 Broadcom, Inc 174,318,478

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
30,217 (a) Enphase Energy, Inc $ 2,509,220
23,495 (a) First Solar, Inc 4,569,308
937,198 Intel Corp 20,168,501
29,744 KLA Corp 19,816,345
287,496 Lam Research Corp 21,375,328
119,709 Microchip Technology, Inc 8,783,049
246,151 Micron Technology, Inc 24,528,947
10,639 Monolithic Power Systems, Inc 8,078,193
5,426,065 Nvidia Corp 720,364,389
55,579 NXP Semiconductors NV 13,033,276
94,815 (a) ON Semiconductor Corp 6,683,509
21,692 (a) Qorvo, Inc 1,545,772
246,118 QUALCOMM, Inc 40,060,627
35,393 Skyworks Solutions, Inc 3,099,719
35,740 Teradyne, Inc 3,795,945
200,390 Texas Instruments, Inc 40,711,232
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,222,574,633
SOFTWARE & SERVICES - 11.2%
138,247 Accenture plc 47,670,331
97,929 (a) Adobe, Inc 46,817,896
33,190 (a) Akamai Technologies, Inc 3,354,845
19,571 (a) Ansys, Inc 6,270,744
47,070 (a) Autodesk, Inc 13,358,466
60,228 (a) Cadence Design Systems, Inc 16,630,155
35,007 (a),(c) Ceridian HCM Holding, Inc 2,483,747
106,434 Cognizant Technology Solutions Corp (Class A) 7,938,912
51,505 (a) Crowdstrike Holdings, Inc 15,290,289
12,561 (a) EPAM Systems, Inc 2,369,633
5,390 (a) Fair Isaac Corp 10,742,863
141,099 (a) Fortinet, Inc 11,098,847
17,019 (a) Gartner, Inc 8,552,048
124,511 Gen Digital, Inc 3,624,515
30,811 (a) GoDaddy, Inc 5,139,275
203,434 International Business Machines Corp 42,053,876
61,852 Intuit, Inc 37,748,276
1,639,674 Microsoft Corp 666,281,530
352,555 Oracle Corp 59,172,831
445,640 (a) Palantir Technologies, Inc 18,520,798
71,561 (a) Palo Alto Networks, Inc 25,785,575
26,403 (a) PTC, Inc 4,893,268
23,281 Roper Industries, Inc 12,518,892
213,689 Salesforce, Inc 62,262,564
45,534 (a) ServiceNow, Inc 42,482,767
33,465 (a) Synopsys, Inc 17,187,959
9,415 (a) Tyler Technologies, Inc 5,701,630
19,198 (a) VeriSign, Inc 3,394,974
TOTAL SOFTWARE & SERVICES 1,199,347,506
TECHNOLOGY HARDWARE & EQUIPMENT - 8.9%
265,456 Amphenol Corp (Class A) 17,790,861
3,353,727 Apple, Inc 757,640,466
56,773 (a) Arista Networks, Inc 21,939,358
28,932 CDW Corp 5,445,870
889,927 Cisco Systems, Inc 48,741,302
170,689 Corning, Inc 8,123,089
62,506 Dell Technologies, Inc 7,727,617
12,251 (a) F5 Networks, Inc 2,865,264
285,877 Hewlett Packard Enterprise Co 5,571,743
212,567 HP, Inc 7,550,380
25,529 Jabil Inc 3,142,365
75,473 Juniper Networks, Inc 2,935,900
38,900 (a) Keysight Technologies, Inc 5,796,489
36,685 Motorola Solutions, Inc 16,484,405

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
45,795 NetApp, Inc $ 5,280,621
45,653 Seagate Technology Holdings plc 4,582,192
113,743 (a) Super Micro Computer, Inc 3,311,059
66,981 (a) TE Connectivity plc 9,874,339
10,387 (a) Teledyne Technologies, Inc 4,729,409
52,555 (a) Trimble Inc 3,179,577
72,425 (a) Western Digital Corp 4,730,077
11,520 (a) Zebra Technologies Corp (Class A) 4,400,294
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 951,842,677
TELECOMMUNICATION SERVICES - 0.9%
1,587,525 AT&T, Inc 35,782,814
107,980 T-Mobile US, Inc 24,096,817
923,586 Verizon Communications, Inc 38,910,678
TOTAL TELECOMMUNICATION SERVICES 98,790,309
TRANSPORTATION - 1.5%
26,916 CH Robinson Worldwide, Inc 2,773,425
422,080 CSX Corp 14,198,771
139,199 Delta Air Lines, Inc 7,964,967
29,810 Expeditors International Washington, Inc 3,547,390
49,514 FedEx Corp 13,559,409
18,146 JB Hunt Transport Services, Inc 3,277,530
49,496 Norfolk Southern Corp 12,395,283
40,965 Old Dominion Freight Line 8,247,074
131,493 Southwest Airlines Co 4,021,056
465,050 (a) Uber Technologies, Inc 33,506,852
134,056 Union Pacific Corp 31,110,376
75,114 (a) United Airlines Holdings, Inc 5,878,422
161,559 United Parcel Service, Inc (Class B) 21,658,600
TOTAL TRANSPORTATION 162,139,155
UTILITIES - 2.5%
154,880 AES Corp 2,553,971
58,186 Alliant Energy Corp 3,491,160
61,399 Ameren Corp 5,348,467
116,239 American Electric Power Co, Inc 11,478,601
44,076 American Water Works Co, Inc 6,087,336
34,093 Atmos Energy Corp 4,731,427
142,910 Centerpoint Energy, Inc 4,220,132
66,074 CMS Energy Corp 4,599,411
77,329 Consolidated Edison, Inc 7,862,813
68,491 Constellation Energy Corp 18,010,393
184,031 Dominion Energy, Inc 10,955,365
45,359 DTE Energy Co 5,634,495
169,272 Duke Energy Corp 19,511,984
81,726 Edison International 6,734,222
49,122 Entergy Corp 7,603,103
53,094 Evergy, Inc 3,209,001
81,671 Eversource Energy 5,378,035
223,433 Exelon Corp 8,780,917
114,089 FirstEnergy Corp 4,772,343
454,243 NextEra Energy, Inc 35,998,758
89,204 NiSource, Inc 3,136,413
45,559 NRG Energy, Inc 4,118,534
464,560 PG&E Corp 9,393,403
25,827 Pinnacle West Capital Corp 2,267,869
164,693 PPL Corp 5,362,404
106,734 Public Service Enterprise Group, Inc 9,543,087
137,456 Sempra Energy 11,459,707
239,217 Southern Co 21,775,924
75,247 Vistra Corp 9,402,865
72,000 WEC Energy Group, Inc 6,878,160

S&P 500 Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
Investments in Derivatives
SHARES DESCRIPTION VALUE
UTILITIES (continued)
124,691 Xcel Energy, Inc $ 8,330,606
TOTAL UTILITIES 268,630,906
TOTAL COMMON STOCKS
(Cost $3,806,408,760) 10,639,521,126
TOTAL LONG-TERM INVESTMENTS
(Cost $3,806,408,760) 10,639,521,126
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,266,734 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 1,266,734
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,266,734) 1,266,734
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.3%
$ 1,923,000 Federal Home Loan Bank (FHLB) 0 .000 11/01/24 1,922,760
10,000,000 FHLB 0 .000 01/17/25 9,904,558
5,000,000 FHLB 0 .000 01/22/25 4,949,220
5,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 11/21/24 4,986,890
10,000,000 FHLMC 0 .000 01/17/25 9,904,558
TOTAL GOVERNMENT AGENCY DEBT 31,667,986
TREASURY DEBT - 0.3%
10,000,000 United States Treasury Bill 0 .000 11/21/24 9,974,377
5,000,000 United States Treasury Bill 0 .000 11/26/24 4,984,033
10,000,000 United States Treasury Bill 0 .000 12/05/24 9,956,577
10,000,000 United States Treasury Bill 0 .000 12/17/24 9,941,567
TOTAL TREASURY DEBT 34,856,554
TOTAL SHORT-TERM INVESTMENTS
(Cost $66,519,081) 66,524,540
TOTAL INVESTMENTS - 99.9%
(Cost $3,874,194,575) 10,707,312,400
OTHER ASSETS & LIABILITIES, NET - 0.1% 5,650,104
NET ASSETS - 100.0% $ 10,712,962,504
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,367,633.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 221 12/20/24  $ 64,211,166 $ 63,410,425 $ (800,741)

Portfolios of Investments October 31, 2024
Small Cap Blend Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1.3%
119,613 (a) Adient plc $ 2,336,042
152,153 (a) American Axle & Manufacturing Holdings, Inc 859,664
111,758 Atmus Filtration Technologies, Inc 4,351,857
80,191 (a),(b) Canoo, Inc 60,705
22,990 (a) Cooper-Standard Holdings, Inc 288,525
176,845 Dana Inc 1,356,401
34,992 (a) Dorman Products, Inc 3,990,138
57,395 (a) Fox Factory Holding Corp 2,065,646
42,574 (a) Gentherm, Inc 1,785,979
377,303 (a) Goodyear Tire & Rubber Co 3,022,197
32,400 (a) Holley, Inc 83,916
33,105 LCI Industries 3,683,924
21,628 (a) Livewire Group, Inc 127,822
456,047 (a),(b) Luminar Technologies, Inc 353,619
69,186 (a) Modine Manufacturing Co 8,148,035
28,829 Patrick Industries, Inc 3,631,877
57,951 Phinia, Inc 2,699,358
211,191 (a),(b) Solid Power, Inc 249,205
27,701 Standard Motor Products, Inc 891,695
35,980 (a) Stoneridge, Inc 251,500
36,435 (a) Visteon Corp 3,288,259
38,684 Winnebago Industries, Inc 2,167,851
34,242 (a) XPEL, Inc 1,320,714
TOTAL AUTOMOBILES & COMPONENTS 47,014,929
BANKS - 10.1%
24,774 1st Source Corp 1,467,364
11,792 ACNB Corp 495,264
24,152 Amalgamated Financial Corp 801,001
39,950 Amerant Bancorp, Inc 851,734
87,775 Ameris Bancorp 5,441,172
10,397 Ames National Corp 176,697
20,287 Arrow Financial Corp 578,991
199,684 Associated Banc-Corp 4,740,498
119,246 Atlantic Union Bankshares Corp 4,507,499
72,879 (a) Axos Financial, Inc 4,935,366
181,795 Banc of California, Inc 2,792,371
26,831 Bancfirst Corp 2,916,798
66,715 (a) Bancorp, Inc 3,353,096
12,630 Bank First Corp 1,162,086
52,198 Bank of Hawaii Corp 3,770,262
21,702 Bank of Marin Bancorp 482,001
60,001 Bank of NT Butterfield & Son Ltd 2,194,237
4,212 Bank7 Corp 176,693
99,522 BankUnited, Inc 3,517,107
8,096 Bankwell Financial Group, Inc 230,817
46,468 Banner Corp 2,975,811
20,159 Bar Harbor Bankshares 648,112
12,869 BayCom Corp 319,795
17,299 BCB Bancorp, Inc 210,010
58,022 Berkshire Hills Bancorp, Inc 1,579,939
31,713 (a) Blue Foundry Bancorp 311,739
28,761 (a) Bridgewater Bancshares, Inc 419,911
118,063 Brookline Bancorp, Inc 1,328,209
17,586 Burke & Herbert Financial Services Corp 1,113,897
32,439 Business First Bancshares, Inc 849,577
41,696 Byline Bancorp, Inc 1,122,039
240,647 Cadence Bank 8,044,829
19,391 Camden National Corp 813,452

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
12,139 Capital Bancorp, Inc $ 306,510
18,901 Capital City Bank Group, Inc 661,535
161,890 Capitol Federal Financial, Inc 1,043,381
33,893 (a) Carter Bankshares, Inc 623,631
92,829 Cathay General Bancorp 4,268,277
36,449 Central Pacific Financial Corp 981,936
4,222 Chemung Financial Corp 201,727
10,731 ChoiceOne Financial Services, Inc 355,947
19,873 Citizens & Northern Corp 375,997
5,876 Citizens Financial Services, Inc 342,512
19,006 City Holding Co 2,216,100
18,904 Civista Bancshares, Inc 385,074
27,365 CNB Financial Corp 694,524
13,841 (a) Coastal Financial Corp 871,845
21,607 Colony Bankcorp, Inc 328,642
35,116 (a) Columbia Financial, Inc 599,781
70,042 Community Bank System, Inc 4,282,368
20,619 Community Trust Bancorp, Inc 1,068,064
22,805 Community West Bancshares 427,366
49,791 ConnectOne Bancorp, Inc 1,206,934
59,959 (a) CrossFirst Bankshares, Inc 941,356
37,753 (a) Customers Bancorp, Inc 1,741,546
176,872 CVB Financial Corp 3,436,623
47,638 Dime Community Bancshares, Inc 1,432,475
42,002 Eagle Bancorp, Inc 1,100,872
257,180 Eastern Bankshares, Inc 4,199,749
12,398 Enterprise Bancorp, Inc 398,100
50,027 Enterprise Financial Services Corp 2,637,423
19,872 Equity Bancshares, Inc 844,361
9,679 Esquire Financial Holdings, Inc 644,428
11,338 ESSA Bancorp, Inc 213,381
16,904 Farmers & Merchants Bancorp, Inc 458,267
48,973 Farmers National Banc Corp 673,868
47,962 FB Financial Corp 2,359,730
6,177 Fidelity D&D Bancorp, Inc 324,293
19,973 Financial Institutions, Inc 479,552
53,480 First Bancorp 2,230,116
215,958 First BanCorp 4,163,670
13,531 First Bancorp, Inc 350,453
41,304 First Bancshares, Inc 1,382,445
27,795 First Bank 393,577
71,640 First Busey Corp 1,741,568
9,719 First Business Financial Services, Inc 415,973
136,677 First Commonwealth Financial Corp 2,246,970
23,921 First Community Bancshares, Inc 991,765
123,671 First Financial Bancorp 3,163,504
173,498 First Financial Bankshares, Inc 6,270,218
15,228 First Financial Corp 654,195
9,426 First Financial Northwest, Inc 212,085
82,926 First Foundation, Inc 558,092
10,867 First Internet Bancorp 380,019
105,527 First Interstate BancSystem, Inc 3,250,232
78,833 First Merchants Corp 2,920,763
30,557 First Mid Bancshares, Inc 1,165,750
28,032 First of Long Island Corp 352,502
11,035 (a) First Western Financial, Inc 209,775
21,926 Five Star Bancorp 659,534
38,663 Flushing Financial Corp 606,043
8,212 FS Bancorp, Inc 359,357
242,432 Fulton Financial Corp 4,390,444
17,596 (a) FVCBankcorp, Inc 229,188
37,852 German American Bancorp, Inc 1,532,627

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
151,912 Glacier Bancorp, Inc $ 7,922,211
11,809 Great Southern Bancorp, Inc 669,452
9,442 Greene County Bancorp, Inc 264,376
11,476 Guaranty Bancshares, Inc 377,101
115,633 Hancock Whitney Corp 6,022,167
39,747 Hanmi Financial Corp 909,014
52,559 HarborOne Bancorp, Inc 623,875
17,094 HBT Financial, Inc 365,128
55,280 Heartland Financial USA, Inc 3,289,160
80,674 Heritage Commerce Corp 783,345
45,837 Heritage Financial Corp 1,053,793
63,195 Hilltop Holdings, Inc 1,935,663
2,081 Hingham Institution For Savings The 527,575
10,191 Home Bancorp, Inc 480,506
251,580 Home Bancshares, Inc 6,865,618
24,748 HomeStreet, Inc 224,093
20,789 HomeTrust Bancshares, Inc 689,155
154,369 Hope Bancorp, Inc 1,912,632
59,113 Horizon Bancorp, Inc 946,990
27,331 Independent Bank Corp 895,910
56,680 Independent Bank Corp 3,565,172
49,119 Independent Bank Group, Inc 2,866,585
71,626 International Bancshares Corp 4,387,809
12,280 Investar Holding Corp 256,284
15,873 John Marshall Bancorp, Inc 338,730
69,147 Kearny Financial Corp 483,338
33,753 Lakeland Financial Corp 2,196,308
13,925 LCNB Corp 218,483
28,662 LINKBANCORP, Inc 205,363
45,800 Live Oak Bancshares, Inc 1,818,718
21,514 Mercantile Bank Corp 922,090
25,254 Metrocity Bankshares, Inc 747,013
14,795 (a) Metropolitan Bank Holding Corp 791,533
19,978 Mid Penn Bancorp, Inc 631,105
10,348 Middlefield Banc Corp 292,228
27,953 Midland States Bancorp, Inc 693,514
19,523 MidWestOne Financial Group, Inc 564,996
14,402 MVB Financial Corp 273,494
49,948 National Bank Holdings Corp 2,245,662
7,584 National Bankshares, Inc 216,751
52,590 (a) NB Bancorp, Inc 993,425
60,003 NBT Bancorp, Inc 2,668,933
338,366 New York Community Bancorp, Inc 3,424,264
18,019 Nicolet Bankshares, Inc 1,832,352
9,098 Northeast Bank 808,448
16,152 Northeast Community Bancorp, Inc 419,306
54,701 Northfield Bancorp, Inc 643,831
6,833 Northrim BanCorp, Inc 445,990
164,670 Northwest Bancshares, Inc 2,188,464
9,670 Norwood Financial Corp 283,621
8,516 Oak Valley Bancorp 229,932
73,825 OceanFirst Financial Corp 1,343,615
61,395 OFG Bancorp 2,472,377
415,588 Old National Bancorp 8,004,225
58,579 Old Second Bancorp, Inc 961,867
6,875 Orange County Bancorp, Inc 363,825
39,468 Origin Bancorp, Inc 1,238,901
24,652 Orrstown Financial Services, Inc 922,971
128,029 Pacific Premier Bancorp, Inc 3,266,020
19,240 Park National Corp 3,324,287
14,104 Parke Bancorp, Inc 297,876
34,138 Pathward Financial, Inc 2,415,605

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
14,201 PCB Bancorp $ 266,553
22,843 Peapack Gladstone Financial Corp 734,174
6,105 Peoples Bancorp of North Carolina, Inc 157,204
46,718 Peoples Bancorp, Inc 1,437,980
12,298 Peoples Financial Services Corp 573,825
16,955 (a) Pioneer Bancorp, Inc 189,896
7,368 Plumas Bancorp 305,846
27,093 (a) Ponce Financial Group, Inc 304,796
16,183 Preferred Bank 1,365,360
49,051 Premier Financial Corp 1,209,598
26,528 Primis Financial Corp 297,909
6,731 Princeton Bancorp, Inc 236,393
21,060 (a) Provident Bancorp Inc 218,392
168,641 Provident Financial Services, Inc 3,150,214
21,993 QCR Holdings, Inc 1,739,646
22,382 RBB Bancorp 496,880
5,706 Red River Bancshares, Inc 297,967
79,229 Renasant Corp 2,702,501
10,738 Republic Bancorp, Inc (Class A) 724,815
51,396 S&T Bancorp, Inc 1,952,020
59,795 Sandy Spring Bancorp, Inc 2,011,504
111,945 Seacoast Banking Corp of Florida 2,988,932
67,658 ServisFirst Bancshares, Inc 5,625,086
39,076 Shore Bancshares, Inc 568,165
18,048 Sierra Bancorp 512,563
165,602 Simmons First National Corp (Class A) 3,841,966
21,563 SmartFinancial, Inc 715,029
15,988 South Plains Financial, Inc 538,796
32,269 (a) Southern California Bancorp 470,482
10,600 (a) Southern First Bancshares, Inc 405,026
12,797 Southern Missouri Bancorp, Inc 758,862
9,401 Southern States Bancshares, Inc 292,465
36,743 Southside Bancshares, Inc 1,190,473
101,305 SouthState Corp 9,880,277
66,307 Stellar Bancorp, Inc 1,804,877
23,940 (a) Sterling Bancorp, Inc 111,800
34,486 Stock Yards Bancorp, Inc 2,223,657
61,848 (a) Texas Capital Bancshares, Inc 4,759,204
15,693 (a) Third Coast Bancshares, Inc 511,121
9,087 Timberland Bancorp, Inc 262,433
18,120 Tompkins Trustco, Inc 1,169,465
91,657 Towne Bank 2,980,686
42,158 Trico Bancshares 1,801,411
29,952 (a) Triumph Financial, Inc 2,646,858
25,242 TrustCo Bank Corp NY 832,481
82,361 Trustmark Corp 2,859,574
59,727 UMB Financial Corp 6,553,844
176,286 United Bankshares, Inc 6,642,456
159,434 United Community Banks, Inc 4,537,492
7,945 Unity Bancorp, Inc 307,313
38,986 Univest Financial Corp 1,084,980
15,236 USCB Financial Holdings, Inc 221,227
575,467 Valley National Bancorp 5,449,672
71,665 Veritex Holdings, Inc 1,934,955
5,470 Virginia National Bankshares Corp 216,995
87,177 Washington Federal, Inc 2,962,274
23,311 Washington Trust Bancorp, Inc 795,604
77,592 WesBanco, Inc 2,440,268
22,562 West Bancorporation, Inc 486,662
32,650 Westamerica Bancorporation 1,682,128

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
BANKS (continued)
78,880 WSFS Financial Corp $ 3,878,530
TOTAL BANKS 356,630,051
CAPITAL GOODS - 11.7%
80,326 (a),(b) 374Water, Inc 125,309
179,882 (a) 3D Systems Corp 539,646
44,949 (a) AAR Corp 2,638,506
34,909 (a) Aerovironment, Inc 7,504,039
45,030 (a) AerSale Corp 237,308
13,863 Alamo Group, Inc 2,350,333
41,696 Albany International Corp (Class A) 2,831,992
18,217 Allied Motion Technologies, Inc 314,972
35,339 Alta Equipment Group, Inc 229,703
43,486 (a) Ameresco, Inc 1,338,064
46,433 (a) American Superconductor Corp 1,138,537
20,846 (a) American Woodmark Corp 1,890,941
13,071 (a),(b) Amprius Technologies, Inc 17,646
29,649 Apogee Enterprises, Inc 2,218,931
51,265 Applied Industrial Technologies, Inc 11,872,461
317,339 (a),(b) Archer Aviation, Inc 999,618
64,598 Arcosa, Inc 6,048,957
16,572 Argan, Inc 2,188,167
207,606 (a) Array Technologies, Inc 1,355,667
30,543 Astec Industries, Inc 970,657
38,742 (a) Astronics Corp 673,723
49,147 Atkore, Inc 4,214,847
39,765 AZZ, Inc 3,029,298
62,081 Barnes Group, Inc 2,902,908
84,202 (a) Beacon Roofing Supply, Inc 7,752,478
131,377 (a),(b) Blink Charging Co 260,126
259,681 (a),(b) Bloom Energy Corp 2,492,938
41,167 (a) Blue Bird Corp 1,733,542
11,445 (a) BlueLinx Holdings, Inc 1,252,770
52,899 Boise Cascade Co 7,037,154
18,047 (a) Bowman Consulting Group Ltd 366,354
35,043 Brookfield Business Corp 834,374
23,364 (a) Byrna Technologies, Inc 336,675
35,266 Cadre Holdings, Inc 1,226,199
27,788 (a) Caesarstone Sdot-Yam Ltd 111,986
18,432 (a),(b) Centuri Holdings, Inc 345,969
530,220 (a),(b) ChargePoint Holdings, Inc 636,264
57,177 (a) Chart Industries, Inc 6,902,407
38,405 Columbus McKinnon Corp 1,221,663
42,685 (a) Commercial Vehicle Group, Inc 124,213
32,351 (a) Concrete Pumping Holdings, Inc 179,548
57,297 (a) Construction Partners, Inc 4,510,993
22,082 CSW Industrials, Inc 7,797,154
64,572 (a),(b) Custom Truck One Source, Inc 264,099
141,148 (a) DNOW, Inc 1,669,781
29,703 Douglas Dynamics, Inc 672,773
17,595 (a) Ducommun, Inc 1,034,410
16,951 (a) DXP Enterprises, Inc 831,955
37,958 (a) Dycom Industries, Inc 6,617,218
6,955 Eastern Co 216,579
75,714 (a) Energy Recovery, Inc 1,352,252
134,808 (a),(b) Energy Vault Holdings, Inc 252,091
72,597 Enerpac Tool Group Corp 3,202,980
53,466 EnerSys 5,178,717
204,349 (a),(b) Enovix Corp 1,840,163
28,021 EnPro Industries, Inc 4,080,138
34,580 ESCO Technologies, Inc 4,341,173
24,700 (a),(b) Eve Holding, Inc 76,076
6,471 (b) EVI Industries, Inc 128,643

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
80,370 Federal Signal Corp $ 6,555,781
82,791 (a) Fluence Energy, Inc 1,800,704
227,535 (a) Fluor Corp 11,895,530
60,425 Franklin Electric Co, Inc 5,783,277
152,807 (a),(b) Freyr Battery, Inc 148,223
135,165 FTAI Aviation Ltd 18,171,583
629,779 (a),(b) FuelCell Energy, Inc 216,644
47,709 GATX Corp 6,572,392
13,295 (a) Gencor Industries, Inc 264,836
39,822 (a) Gibraltar Industries, Inc 2,687,587
18,424 Global Industrial Co 488,789
53,446 (a) GMS, Inc 4,804,261
26,223 Gorman-Rupp Co 968,940
351,751 (a),(b) GrafTech International Ltd 597,977
13,824 (a) Graham Corp 387,348
58,701 Granite Construction, Inc 4,933,819
82,913 (a) Great Lakes Dredge & Dock Corp 947,696
39,817 Greenbrier Cos, Inc 2,359,954
50,186 Griffon Corp 3,155,696
43,018 H&E Equipment Services, Inc 2,247,690
44,963 Helios Technologies, Inc 2,074,143
37,592 Herc Holdings, Inc 7,861,991
95,210 Hillenbrand, Inc 2,623,035
266,159 (a) Hillman Solutions Corp 2,821,285
57,112 (a) Hudson Technologies, Inc 438,049
187,746 (a),(b) Hyliion Holdings Corp 448,713
15,514 Hyster-Yale Materials Handling, Inc 984,674
11,003 (a) IES Holdings, Inc 2,405,971
25,320 Insteel Industries, Inc 682,880
38,674 (a),(b) Intuitive Machines, Inc 301,657
192,600 (a) Janus International Group, Inc 1,417,536
113,834 (a) JELD-WEN Holding, Inc 1,611,889
42,406 John Bean Technologies Corp 4,724,877
15,641 Kadant, Inc 5,209,391
7,176 Karat Packaging, Inc 191,599
103,083 Kennametal, Inc 2,610,062
197,433 (a) Kratos Defense & Security Solutions, Inc 4,485,678
13,914 (a) Lawson Products, Inc 535,689
12,187 (a) LB Foster Co (Class A) 229,725
95,996 (a) Leonardo DRS, Inc 2,886,600
13,848 (a) Limbach Holdings, Inc 1,052,033
14,764 Lindsay Corp 1,767,251
35,165 LSI Industries, Inc 575,299
36,674 Luxfer Holdings plc 526,639
45,765 (a) Manitowoc Co, Inc 427,445
168,300 (a) Masterbrand, Inc 3,022,668
35,714 (a) Matrix Service Co 401,068
14,640 (a) Mayville Engineering Co Inc 299,681
32,180 McGrath RentCorp 3,658,866
74,374 (a) Mercury Computer Systems, Inc 2,405,999
14,957 Miller Industries, Inc 981,777
37,927 Moog, Inc (Class A) 7,153,032
110,682 (a) MRC Global, Inc 1,356,961
148,941 Mueller Industries, Inc 12,208,694
207,292 Mueller Water Products, Inc (Class A) 4,475,434
21,914 (a) MYR Group, Inc 2,870,734
5,264 (a),(b) NANO Nuclear Energy, Inc 102,964
6,945 National Presto Industries, Inc 499,554
28,744 (a),(b) Net Power, Inc 259,271
192,015 (a) NEXTracker, Inc 7,646,037
62,006 (a) NN, Inc 195,319
13,656 (a) Northwest Pipe Co 613,018

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
105,420 (a),(b) NuScale Power Corp $ 2,017,739
4,550 Omega Flex, Inc 232,596
41,404 (a) Orion Marine Group, Inc 252,978
27,268 Park Aerospace Corp 368,936
10,937 Park-Ohio Holdings Corp 311,376
991,486 (a),(b) Plug Power, Inc 1,943,313
12,282 Powell Industries, Inc 3,131,664
3,385 Preformed Line Products Co 416,355
71,327 Primoris Services Corp 4,466,497
33,921 (a) Proto Labs, Inc 929,435
59,599 Quanex Building Products Corp 1,731,947
30,308 (a) Redwire Corp 233,069
194,820 (a) Resideo Technologies, Inc 3,832,109
69,545 REV Group, Inc 1,842,942
464,403 (a),(b) Rocket Lab USA, Inc 4,969,112
10,640 Rush Enterprises, Inc 516,678
81,173 Rush Enterprises, Inc (Class A) 4,592,768
172,581 (a) SES AI Corp 81,683
233,111 (a) Shoals Technologies Group, Inc 1,261,131
46,436 Shyft Group, Inc 599,953
13,098 (a) Southland Holdings, Inc 37,984
60,031 (a) SPX Technologies, Inc 8,613,848
15,450 Standex International Corp 2,840,946
33,249 (a),(b) Stem, Inc 12,552
40,164 (a) Sterling Construction Co, Inc 6,203,330
290,549 (a) Sunrun, Inc 4,198,433
3,212 (a),(b) Taylor Devices, Inc 151,028
28,922 Tecnoglass, Inc 1,982,025
25,733 Tennant Co 2,253,181
88,518 Terex Corp 4,577,266
45,098 (a) Thermon Group Holdings, Inc 1,182,019
68,648 (a) Titan International, Inc 442,093
25,486 (a) Titan Machinery, Inc 349,795
43,078 (a),(b) TPI Composites, Inc 146,681
11,701 (a) Transcat, Inc 1,118,265
109,032 Trinity Industries, Inc 3,737,617
97,029 (a) Triumph Group, Inc 1,342,881
57,548 (a) Tutor Perini Corp 1,491,644
15,002 Twin Disc, Inc 174,173
80,614 UFP Industries, Inc 9,862,317
13,610 (a) Ultralife Corp 114,460
16,620 (a) V2X, Inc 1,023,792
29,475 (a) Vicor Corp 1,347,302
22,414 (a),(b) Virgin Galactic Holdings, Inc 147,260
14,200 (a),(b) VirTra, Inc 86,620
58,601 Wabash National Corp 1,022,001
36,617 Watts Water Technologies, Inc (Class A) 6,978,834
3,720 Willis Lease Finance Corp 674,548
57,141 (a) Xometry, Inc 1,124,535
191,954 Zurn Elkay Water Solutions Corp 6,929,539
TOTAL CAPITAL GOODS 410,447,250
COMMERCIAL & PROFESSIONAL SERVICES - 4.3%
84,404 ABM Industries, Inc 4,478,476
124,948 ACCO Brands Corp 612,245
197,451 (a) ACV Auctions, Inc 3,413,928
565,984 (a) Alight, Inc 3,922,269
36,067 Aris Water Solution, Inc 595,106
60,201 (a) ASGN, Inc 5,544,512
1,243,157 (a) Aurora Innovation, Inc 6,458,201
34,560 Barrett Business Services, Inc 1,250,726
20,302 (a),(b) BlackSky Technology, Inc 128,309
75,828 (a) BrightView Holdings, Inc 1,242,063

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
59,914 Brink's Co $ 6,158,560
81,367 (a) Casella Waste Systems, Inc (Class A) 7,964,202
64,021 (a) CBIZ, Inc 4,412,968
39,690 (a) CECO Environmental Corp 944,622
23,086 (a) Cimpress plc 1,593,165
1,670 Compx International, Inc 47,077
212,998 (a) Conduent, Inc 766,793
147,987 (a) CoreCivic, Inc 2,043,700
8,856 CRA International, Inc 1,613,032
38,720 CSG Systems International, Inc 1,804,739
59,366 Deluxe Corp 1,113,706
10,947 (a) DLH Holdings Corp 88,671
81,058 (a) Driven Brands Holdings, Inc 1,203,711
33,898 Ennis, Inc 690,163
209,617 (a) ExlService Holdings, Inc 8,734,740
67,405 Exponent, Inc 6,361,684
65,916 (a) First Advantage Corp 1,194,398
80,965 (a),(b) FiscalNote Holdings, Inc 73,678
15,725 (a) Forrester Research, Inc 230,686
15,776 (a) Franklin Covey Co 628,043
161,931 (a) GEO Group, Inc 2,458,113
106,622 (a) Harsco Corp 816,725
99,048 (a) Healthcare Services Group 1,086,557
27,521 Heidrick & Struggles International, Inc 1,074,970
93,164 Herman Miller, Inc 2,083,147
7,182 HireQuest, Inc 95,592
62,725 HNI Corp 3,091,088
22,905 (a) Huron Consulting Group, Inc 2,650,796
24,898 ICF International, Inc 4,197,554
34,234 (a),(b) Innodata, Inc 688,446
47,933 Insperity, Inc 3,775,682
77,869 Interface, Inc 1,360,371
40,981 Kelly Services, Inc (Class A) 819,210
24,542 Kforce, Inc 1,418,282
69,278 Korn/Ferry International 4,894,491
151,051 (a),(b) LanzaTech Global, Inc 255,276
186,796 (a) Legalzoom.com, Inc 1,341,195
27,926 (a) Liquidity Services, Inc 602,643
39,687 Matthews International Corp (Class A) 924,310
81,506 MAXIMUS, Inc 7,045,379
27,337 (a) Mistras Group, Inc 230,998
43,160 (a) Montrose Environmental Group, Inc 1,138,129
9,268 NL Industries, Inc 69,417
77,184 (a) NV5 Global, Inc 1,763,654
145,215 (a) OPENLANE, Inc 2,294,397
91,816 (a) Performant Financial Corp 357,164
16,895 (a),(b) Perma-Fix Environmental Services, Inc 226,731
216,075 Pitney Bowes, Inc 1,557,901
283,183 (a) Planet Labs PBC 625,834
44,823 Quad Graphics, Inc 284,626
23,022 (a) Quest Resource Holding Corp 179,572
13,233 (a) Red Violet, Inc 398,049
43,962 Resources Connection, Inc 353,894
30,243 (a),(b) Spire Global, Inc 299,406
125,358 Steelcase, Inc (Class A) 1,508,057
44,666 (a) Sterling Check Corp 776,890
41,880 TriNet Group, Inc 3,555,193
41,004 (a) TrueBlue, Inc 307,120
27,064 TTEC Holdings, Inc 140,733
19,775 Unifirst Corp 3,555,743
166,466 (a) Upwork, Inc 2,257,279
222,157 (a) Verra Mobility Corp 5,769,417

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
27,586 (a) Viad Corp $ 1,032,820
13,996 (b) Virco Mfg. Corp 196,364
20,812 VSE Corp 2,135,727
16,227 (a) Willdan Group, Inc 767,699
60,419 (a) WNS Holdings Ltd 2,899,508
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 150,676,322
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
36,380 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 302,682
33,826 (a) 1stdibs.com, Inc 141,054
67,058 (a) Abercrombie & Fitch Co (Class A) 8,837,574
94,246 Academy Sports & Outdoors, Inc 4,793,352
242,297 American Eagle Outfitters, Inc 4,746,598
8,391 (a) America's Car-Mart, Inc 327,585
69,529 Arhaus, Inc 589,606
112,475 Arko Corp 747,959
26,627 (a) Asbury Automotive Group, Inc 6,066,696
157,351 (a),(b) BARK, Inc 228,159
39,311 (a) Boot Barn Holdings, Inc 4,896,185
41,564 Buckle, Inc 1,768,964
17,777 Build-A-Bear Workshop, Inc 677,126
46,161 Caleres, Inc 1,377,906
57,652 Camping World Holdings, Inc 1,156,499
10,691 (a),(b) Citi Trends, Inc 201,953
59,076 (b) Designer Brands, Inc 307,786
72,031 (a) Destination XL Group, Inc 192,683
125,786 (a) EVgo, Inc 986,162
111,282 Foot Locker, Inc 2,580,630
44,369 (a) Funko, Inc 525,329
15,097 (a) Genesco, Inc 386,785
31,833 (a),(b) GigaCloud Technology, Inc 724,837
17,627 Group 1 Automotive, Inc 6,421,869
31,047 (a),(b) Groupon, Inc 318,542
80,682 (a) GrowGeneration Corp 165,801
20,154 Haverty Furniture Cos, Inc 446,411
6,255 J Jill, Inc 149,557
19,032 (a) Lands' End, Inc 299,564
237,582 (a) Leslie's, Inc 639,096
28,757 (a) MarineMax, Inc 837,691
38,889 Monro Muffler, Inc 1,065,947
101,662 (a) National Vision Holdings, Inc 1,057,285
44,771 (a) ODP Corp 1,389,244
16,656 (a),(b) OneWater Marine, Inc 362,601
58,083 (a) Overstock.com, Inc 372,312
112,399 (a) Petco Health & Wellness Co, Inc 479,944
132,866 (a),(b) RealReal, Inc 385,311
51,193 (a) Revolve Group, Inc 1,270,610
21,664 (a),(b) RumbleON, Inc 109,187
137,879 (a) Sally Beauty Holdings, Inc 1,792,427
30,011 (a),(b) Savers Value Village, Inc 307,012
24,101 (b) Shoe Carnival, Inc 825,941
56,946 Signet Jewelers Ltd 5,220,809
28,674 (a) Sleep Number Corp 392,834
19,772 Sonic Automotive, Inc (Class A) 1,121,666
116,501 (a) Stitch Fix, Inc 367,561
98,951 (a) ThredUp, Inc 61,003
24,764 (a) Tile Shop Holdings, Inc 163,690
30,285 (a) Tilly's, Inc 121,746
18,215 (a) Torrid Holdings, Inc 66,120
72,841 Upbound Group, Inc 2,129,871
85,399 (a) Urban Outfitters, Inc 3,070,094
102,634 (a) Victoria's Secret & Co 3,105,705
118,213 (a) Warby Parker, Inc 2,001,346

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
8,228 Weyco Group, Inc $ 276,954
3,944 Winmark Corp 1,470,678
21,845 (a) Zumiez, Inc 450,007
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 81,280,546
CONSUMER DURABLES & APPAREL - 3.2%
38,904 Acushnet Holdings Corp 2,384,815
122,313 (a),(b) AMMO, Inc 132,098
39,684 (a) Beazer Homes USA, Inc 1,220,680
191,931 (a) Callaway Golf Co 1,863,650
11,177 (a) Cavco Industries, Inc 4,580,279
37,307 Century Communities, Inc 3,307,639
39,006 Clarus Corp 164,215
64,659 Cricut, Inc 425,456
34,646 (a) Dream Finders Homes, Inc 1,034,183
13,002 Escalade, Inc 169,416
30,328 Ethan Allen Interiors, Inc 839,176
6,192 Flexsteel Industries, Inc 360,498
51,537 (a) G-III Apparel Group Ltd 1,560,540
172,014 (a) GoPro, Inc 232,219
41,499 (a) Green Brick Partners, Inc 2,863,846
11,420 Hamilton Beach Brands Holding Co 315,763
464,116 (a) Hanesbrands, Inc 3,225,606
30,469 (a) Helen of Troy Ltd 1,939,352
13,365 Hooker Furniture Corp 214,241
6,484 (a) Hovnanian Enterprises, Inc 1,141,443
32,106 Installed Building Products, Inc 6,963,791
38,143 (a),(b) iRobot Corp 332,988
9,347 (a) JAKKS Pacific, Inc 294,898
7,378 Johnson Outdoors, Inc 233,292
89,900 KB Home 7,057,150
73,867 Kontoor Brands, Inc 6,325,231
27,788 (a) Landsea Homes Corp 288,440
42,232 (a) Latham Group, Inc 274,508
56,670 La-Z-Boy, Inc 2,156,294
15,075 (a) Legacy Housing Corp 373,860
27,895 (a) LGI Homes, Inc 2,833,016
16,644 Lifetime Brands, Inc 95,870
18,991 (a),(b) Lovesac Co 553,778
35,517 (a) M/I Homes, Inc 5,384,022
27,910 (a) Malibu Boats, Inc 1,252,601
11,799 Marine Products Corp 111,029
23,720 (a) MasterCraft Boat Holdings, Inc 411,779
47,877 Meritage Homes Corp 8,675,312
20,686 Movado Group, Inc 382,070
19,605 Oxford Industries, Inc 1,423,715
459,503 (a) Peloton Interactive, Inc 3,905,776
77,557 (a),(b) Purple Innovation, Inc 69,251
8,350 Rocky Brands, Inc 169,839
71,479 (a) Skyline Champion Corp 6,306,592
61,498 Smith & Wesson Brands, Inc 796,707
167,217 (a) Sonos, Inc 2,095,229
96,619 Steven Madden Ltd 4,344,956
22,085 Sturm Ruger & Co, Inc 868,382
17,465 Superior Uniform Group, Inc 257,609
136,210 (a) Taylor Morrison Home Corp 9,330,385
56,696 (a) Traeger, Inc 175,758
122,844 (a) Tri Pointe Homes, Inc 4,966,583
7,006 (a) United Homes Group, Inc 37,762
32,725 (a) Vera Bradley, Inc 163,952
76,497 (a) Vista Outdoor, Inc 3,363,573
111,196 (a),(b) Vizio Holding Corp 1,237,612

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
107,580 Wolverine World Wide, Inc $ 1,655,656
TOTAL CONSUMER DURABLES & APPAREL 113,144,381
CONSUMER SERVICES - 2.9%
69,969 (a) Accel Entertainment, Inc 772,458
49,989 (a) Adtalem Global Education, Inc 4,045,110
21,169 (a) American Public Education, Inc 321,134
32,284 (a) BALLY'S CORP 563,356
914 (a) Biglari Holdings, Inc (B Shares) 155,663
25,492 (a) BJ's Restaurants, Inc 945,498
106,294 Bloomin' Brands, Inc 1,763,417
58,747 (a) Brinker International, Inc 6,033,904
18,194 Carriage Services, Inc 680,274
65,131 (b) Cheesecake Factory 3,010,355
154,312 (a) Chegg, Inc 246,899
186,242 (a) Coursera, Inc 1,294,382
29,751 (b) Cracker Barrel Old Country Store, Inc 1,415,255
44,231 (a) Dave & Buster's Entertainment, Inc 1,633,451
69,612 (a) Denny's Corp 446,213
83,145 (a),(b) Despegar.com Corp 1,200,614
21,123 Dine Brands Global Inc. 642,984
34,449 (a) El Pollo Loco Holdings, Inc 420,967
3,992 (a),(c) Empire Resorts, Inc 40
45,139 (a) European Wax Center, Inc 324,549
105,800 (a) Everi Holdings, Inc 1,410,314
40,689 (a),(b) First Watch Restaurant Group, Inc 691,510
104,671 (a) Frontdoor, Inc 5,201,102
41,544 (a) Full House Resorts, Inc 211,459
169,740 (a),(b) Global Business Travel Group I 1,295,116
26,672 Golden Entertainment, Inc 783,490
4,342 Graham Holdings Co 3,661,609
99,290 (a) Hilton Grand Vacations, Inc 3,661,815
31,386 (a) Inspired Entertainment, Inc 299,422
148,928 International Game Technology plc 3,026,217
26,413 Jack in the Box, Inc 1,300,840
115,489 Krispy Kreme, Inc 1,313,110
7,827 (a),(b) Kura Sushi USA, Inc 781,291
174,300 Laureate Education, Inc 2,994,474
79,574 (a) Life Time Group Holdings, Inc 1,772,909
30,587 (a) Lincoln Educational Services Corp 406,195
47,271 (a) Lindblad Expeditions Holdings, Inc 446,711
126,336 (a) Mister Car Wash, Inc 948,783
17,150 Monarch Casino & Resort, Inc 1,346,447
61,478 (a),(b) Mondee Holdings, Inc 78,077
3,470 Nathan's Famous, Inc 292,278
70,999 (a),(b) Nerdy, Inc 64,183
30,594 (a) ONE Group Hospitality, Inc 104,632
135,832 OneSpaWorld Holdings Ltd 2,378,418
45,001 Papa John's International, Inc 2,357,602
88,567 Perdoceo Education Corp 1,979,472
52,966 (a) PlayAGS, Inc 615,995
72,338 (a),(b) Portillo's, Inc 935,330
34,790 (a) Potbelly Corp 256,750
11,650 RCI Hospitality Holdings, Inc 505,843
65,575 Red Rock Resorts, Inc 3,374,490
103,107 (a) Rush Street Interactive, Inc 1,115,618
484,313 (a) Sabre Corp 1,549,802
47,060 (a) SeaWorld Entertainment, Inc 2,476,768
50,684 (a) Shake Shack, Inc 6,166,722
123,184 Six Flags Entertainment Corp 4,854,681
29,726 Strategic Education, Inc 2,584,973
56,775 (a) Stride, Inc 5,295,972
201,982 Super Group SGHC Ltd 828,126

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
131,497 (a) Sweetgreen, Inc $ 4,747,042
39,028 (a) Target Hospitality Corp 291,149
129,189 (a) Udemy, Inc 1,012,842
53,232 (a) Universal Technical Institute, Inc 885,781
12,308 (a),(b) Vacasa, Inc 31,262
32,389 (a) Xponential Fitness, Inc 396,765
TOTAL CONSUMER SERVICES 102,649,910
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
44,198 Andersons, Inc 2,006,589
46,080 (a) Chefs' Warehouse, Inc 1,839,513
51,841 (a) HF Foods Group, Inc 177,296
19,465 Ingles Markets, Inc (Class A) 1,243,035
12,852 Natural Grocers by Vitamin Cottage, Inc 351,888
33,408 Pricesmart, Inc 2,775,537
47,147 SpartanNash Co 991,973
134,309 (a) Sprouts Farmers Market, Inc 17,249,305
78,946 (a) United Natural Foods, Inc 1,605,762
11,469 Village Super Market (Class A) 327,325
21,359 Weis Markets, Inc 1,343,267
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 29,911,490
ENERGY - 5.2%
49,234 (a),(b) Aemetis, Inc 131,455
49,857 (a) Amplify Energy Corp 330,053
220,311 Archrock, Inc 4,410,626
55,514 Ardmore Shipping Corp 783,303
86,712 (b) Atlas Energy Solutions, Inc 1,696,954
96,397 Berry Corp 483,913
321,514 (b) Borr Drilling Ltd 1,347,144
33,164 (a) Bristow Group, Inc 1,100,050
87,356 Cactus, Inc 5,179,337
91,971 California Resources Corp 4,779,733
18,057 (a) Centrus Energy Corp 1,874,497
251,869 ChampionX Corp 7,107,743
211,719 (a) Clean Energy Fuels Corp 599,165
198,659 (a) CNX Resources Corp 6,760,366
125,215 (b) Comstock Resources, Inc 1,447,485
38,355 CONSOL Energy, Inc 4,254,337
63,121 (b) Core Laboratories, Inc 1,192,987
191,915 Crescent Energy Co 2,385,503
46,287 (b) CVR Energy, Inc 735,963
84,387 Delek US Holdings, Inc 1,322,344
182,829 DHT Holdings, Inc 1,886,795
63,487 Diversified Energy Co plc 761,844
22,625 (a) DMC Global, Inc 228,286
46,932 Dorian LPG Ltd 1,353,988
12,113 (a) Drilling Tools International Corp 40,579
14,964 (a),(b) Empire Petroleum Corp 77,513
241,021 (a) Encore Energy Corp 942,392
248,860 (a),(b) Energy Fuels, Inc 1,498,137
42,535 (b) Evolution Petroleum Corp 219,055
23,322 Excelerate Energy, Inc 556,929
128,299 (a) Expro Group Holdings NV 1,635,812
41,325 FLEX LNG Ltd 1,012,463
13,082 (a) Forum Energy Technologies, Inc 182,886
16,684 (a) Geospace Technologies Corp 186,861
131,981 Golar LNG Ltd 4,785,631
71,165 Granite Ridge Resources, Inc 422,009
86,315 (a) Green Plains, Inc 1,055,633
16,915 (a) Gulfport Energy Operating Corp 2,341,713
30,364 (a) Hallador Energy Co 301,515
195,328 (a) Helix Energy Solutions Group, Inc 1,806,784
128,985 Helmerich & Payne, Inc 4,333,896

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ENERGY (continued)
16,274 (b) HighPeak Energy, Inc $ 208,307
45,388 (a) Innovex International, Inc 644,056
52,321 International Seaways, Inc 2,278,056
51,878 Kinetik Holdings, Inc 2,524,902
27,113 Kodiak Gas Services, Inc 864,362
634,908 (a) Kosmos Energy Ltd 2,387,254
215,279 Liberty Energy, Inc 3,674,813
230,823 Magnolia Oil & Gas Corp 5,835,205
31,375 (a) Mammoth Energy Services, Inc 138,050
191,029 Murphy Oil Corp 6,013,593
12,281 (a) Nabors Industries Ltd 913,829
5,622 Nacco Industries, Inc (Class A) 176,025
14,217 (a) Natural Gas Services Group, Inc 278,227
111,638 (a) Newpark Resources, Inc 743,509
156,724 (a) NextDecade Corp 915,268
185,116 Noble Corp plc 5,920,010
270,472 Nordic American Tankers Ltd 884,443
132,306 Northern Oil and Gas, Inc 4,796,093
134,921 (a) Oceaneering International, Inc 3,292,072
85,619 (a) Oil States International, Inc 404,978
77,494 (a) Par Pacific Holdings, Inc 1,197,282
519,307 Patterson-UTI Energy, Inc 3,983,085
139,748 PBF Energy, Inc 3,985,613
168,678 Peabody Energy Corp 4,431,171
927 (a) PrimeEnergy Corp 152,909
22,596 (a),(b) ProFrac Holding Corp 134,559
118,855 (a) ProPetro Holding Corp 821,288
21,926 Ranger Energy Services, Inc 284,600
21,837 (a) Rex American Resources Corp 976,769
15,325 Riley Exploration Permian, Inc 409,331
196,488 (a) Ring Energy, Inc 290,802
111,463 RPC, Inc 633,110
63,497 (a) Sable Offshore Corp 1,419,793
43,233 SandRidge Energy, Inc 479,454
62,216 Scorpio Tankers, Inc 3,625,326
32,964 (a) SEACOR Marine Holdings, Inc 224,155
91,416 (a) Seadrill Ltd 3,597,220
123,295 Select Water Solutions, Inc 1,306,927
152,242 SFL Corp Ltd 1,615,288
108,036 Sitio Royalties Corp 2,408,122
150,449 SM Energy Co 6,314,345
33,904 Solaris Oilfield Infrastructure, Inc 445,499
200,571 (a) Talos Energy, Inc 2,049,836
76,964 (a) Teekay Corp Ltd 644,189
30,318 (a) Teekay Tankers Ltd 1,445,562
157,128 (a) Tetra Technologies, Inc 526,379
65,099 (a) Tidewater, Inc 3,910,497
973,716 (a),(b) Transocean Ltd 4,225,927
533,405 (a) Uranium Energy Corp 3,957,865
446,155 (a),(b) Ur-Energy, Inc 566,617
141,101 Vaalco Energy, Inc 753,479
83,840 (a) Valaris Ltd 4,242,304
5,797 (a),(b) Verde Clean Fuels, Inc 24,289
38,727 (a) Vital Energy, Inc 1,056,085
33,898 Vitesse Energy, Inc 843,043
125,971 (b) W&T Offshore, Inc 268,318
77,574 World Fuel Services Corp 2,028,560
TOTAL ENERGY 181,726,329
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.6%
136,884 Acadia Realty Trust 3,352,289
97,745 Alexander & Baldwin, Inc 1,819,034
2,877 Alexander's, Inc 653,165

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
17,127 Alpine Income Property Trust, Inc $ 300,236
65,435 American Assets Trust, Inc 1,763,473
106,688 American Healthcare REIT, Inc 2,837,901
187,867 (a) Apartment Investment and Management Co 1,585,598
301,732 Apple Hospitality REIT, Inc 4,456,582
85,020 Armada Hoffler Properties, Inc 920,767
95,713 Braemar Hotels & Resorts, Inc 273,739
236,646 Brandywine Realty Trust 1,199,795
251,893 Broadstone Net Lease, Inc 4,430,798
16,093 BRT Apartments Corp 261,189
186,772 CareTrust REIT, Inc 6,101,841
28,443 CBL & Associates Properties, Inc 752,317
20,178 Centerspace 1,405,600
58,471 Chatham Lodging Trust 461,921
54,938 City Office REIT, Inc 281,283
13,183 Clipper Realty, Inc 86,744
36,253 Community Healthcare Trust, Inc 680,106
150,418 Corporate Office Properties Trust 4,843,460
29,377 CTO Realty Growth, Inc 568,445
127,000 (a) Curbline Properties Corp 2,874,010
284,288 DiamondRock Hospitality Co 2,436,348
279,271 Diversified Healthcare Trust 996,997
215,891 Douglas Emmett, Inc 3,840,701
126,672 Easterly Government Properties, Inc 1,717,672
180,702 Empire State Realty Trust, Inc 1,915,441
137,915 (a) Equity Commonwealth 2,729,338
234,328 Essential Properties Realty Trust, Inc 7,425,854
60,384 Farmland Partners, Inc 707,097
120,270 Four Corners Property Trust, Inc 3,314,641
129,529 Franklin Street Properties Corp 229,266
66,840 Getty Realty Corp 2,098,108
53,876 Gladstone Commercial Corp 848,278
44,632 Gladstone Land Corp 581,555
83,263 Global Medical REIT, Inc 756,861
271,468 Global Net Lease, Inc 2,114,736
188,383 Hudson Pacific Properties, Inc 813,815
300,980 Independence Realty Trust, Inc 5,905,228
87,881 Industrial Logistics Properties Trust 310,659
37,589 Innovative Industrial Properties, Inc 4,856,123
88,755 InvenTrust Properties Corp 2,613,835
112,235 JBG SMITH Properties 1,907,995
286,272 Kite Realty Group Trust 7,348,602
388,448 Lexington Realty Trust 3,666,949
55,490 LTC Properties, Inc 2,119,718
289,139 Macerich Co 5,406,899
106,908 Mack-Cali Realty Corp 1,760,775
55,878 National Health Investors, Inc 4,283,049
20,076 NET Lease Office Properties 603,083
99,482 NETSTREIT Corp 1,541,971
45,686 NexPoint Diversified Real Estate Trust 244,420
30,782 NexPoint Residential Trust, Inc 1,282,070
21,738 One Liberty Properties, Inc 580,405
77,925 Orion Office REIT, Inc 290,660
197,673 Outfront Media, Inc 3,510,672
254,434 Paramount Group, Inc 1,234,005
49,445 Peakstone Realty Trust 648,718
158,549 Pebblebrook Hotel Trust 1,899,417
163,589 Phillips Edison & Co, Inc 6,185,300
165,989 Piedmont Office Realty Trust, Inc 1,649,931
56,344 Plymouth Industrial REIT, Inc 1,144,910
24,650 Postal Realty Trust, Inc 358,658
106,111 PotlatchDeltic Corp 4,411,034

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
168,195 Retail Opportunity Investments Corp $ 2,607,023
205,605 RLJ Lodging Trust 1,819,604
77,582 Ryman Hospitality Properties, Inc 8,305,153
307,530 Sabra Health Care REIT, Inc 5,966,082
69,964 Safehold, Inc 1,488,834
13,508 Saul Centers, Inc 528,703
223,128 Service Properties Trust 714,010
63,500 SITE Centers Corp 1,012,825
87,222 SL Green Realty Corp 6,594,855
17,982 (a) Star Holdings 229,091
7,238 (b) Strawberry Fields REIT, Inc 91,633
138,486 Summit Hotel Properties, Inc 847,534
264,749 Sunstone Hotel Investors, Inc 2,671,317
142,163 Tanger Factory Outlet Centers, Inc 4,724,077
126,222 Terreno Realty Corp 7,567,009
86,518 UMH Properties, Inc 1,613,561
322,414 Uniti Group, Inc 1,634,639
17,424 Universal Health Realty Income Trust 689,293
162,237 Urban Edge Properties 3,608,151
119,129 Washington REIT 2,009,706
62,723 Whitestone REIT 864,323
136,581 Xenia Hotels & Resorts, Inc 1,935,353
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 197,724,863
FINANCIAL SERVICES - 6.4%
51,959 (a) Acacia Research (Acacia Technologies) 234,855
22,327 AFC Gamma, Inc 217,688
37,607 AG. Mortgage Investment Trust, Inc 274,155
24,063 Alerus Financial Corp 486,794
45,450 (a),(b) AlTi Global, Inc 185,436
23,569 (b) A-Mark Precious Metals, Inc 915,656
18,385 Angel Oak Mortgage REIT, Inc 165,833
187,042 Apollo Commercial Real Estate Finance, Inc 1,662,803
245,968 Arbor Realty Trust, Inc 3,625,568
68,600 Ares Commercial Real Estate Corp 435,610
66,241 ARMOUR Residential REIT, Inc 1,242,019
84,192 Artisan Partners Asset Management, Inc 3,712,867
6,149 (a) Atlanticus Holdings Corp 228,681
235,518 (a) AvidXchange Holdings, Inc 1,940,668
6,474 (b) B Riley Financial, Inc 38,164
33,583 Banco Latinoamericano de Exportaciones S.A. (Class E) 1,073,648
478,948 BGC Group, Inc 4,487,743
231,896 Blackstone Mortgage Trust, Inc 4,222,826
66,369 Bread Financial Holdings, Inc 3,308,495
37,243 Brightsphere Investment Group, Inc 982,843
174,785 BrightSpire Capital, Inc 1,062,693
267,338 Burford Capital Ltd 3,609,063
75,868 Cannae Holdings, Inc 1,505,980
78,493 (a) Cantaloupe, Inc 695,448
17,461 Cass Information Systems, Inc 722,187
20,932 Chicago Atlantic Real Estate Finance, Inc 316,492
108,877 Chimera Investment Corp 1,644,043
116,554 Claros Mortgage Trust, Inc 733,125
37,237 Cohen & Steers, Inc 3,677,898
90,169 Compass Diversified Trust 1,956,667
13,986 (a) Consumer Portfolio Services, Inc 140,000
3,880 Diamond Hill Investment Group, Inc 585,570
34,577 (a) Donnelley Financial Solutions, Inc 2,017,222
95,075 Dynex Capital, Inc 1,160,866
102,827 Ellington Financial, Inc 1,243,178
36,163 Enact Holdings, Inc 1,232,797
31,275 (a) Encore Capital Group, Inc 1,428,642
34,080 (a) Enova International, Inc 2,961,893

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
137,882 Essent Group Ltd $ 8,274,299
85,781 EVERTEC, Inc 2,810,186
12,214 Federal Agricultural Mortgage Corp 2,238,460
51,375 FirstCash Holdings, Inc 5,315,771
163,788 (a) Flywire Corp 2,853,187
151,090 (a),(b) Forge Global Holdings, Inc 175,264
110,680 Franklin BSP Realty Trust, Inc 1,439,947
55,324 GCM Grosvenor, Inc 638,439
75,993 Granite Point Mortgage Trust, Inc 226,459
71,377 (a) Green Dot Corp 810,843
51,329 Hamilton Lane, Inc 9,220,742
149,366 Hannon Armstrong Sustainable Infrastructure Capital, Inc 5,226,316
32,706 (a) I3 Verticals, Inc 751,911
43,507 (a) International Money Express, Inc 765,288
63,899 Invesco Mortgage Capital, Inc 515,665
101,859 Jackson Financial, Inc 10,180,807
80,286 KKR Real Estate Finance Trust, Inc 930,515
152,373 Ladder Capital Corp 1,738,576
148,229 (a) LendingClub Corp 2,101,887
12,882 (a) LendingTree, Inc 734,660
42,753 MarketWise, Inc 24,797
622,633 (a) Marqeta, Inc 3,524,103
24,450 Medallion Financial Corp 231,297
23,122 Merchants Bancorp 854,127
137,756 MFA Financial, Inc 1,693,021
94,205 Moelis & Co 6,255,212
11,525 (a) Moneylion, Inc 495,229
85,285 (a) Mr Cooper Group, Inc 7,551,987
108,541 Navient Corp 1,544,538
93,875 (a) NCR Corp ATM 2,457,647
19,034 Nelnet, Inc (Class A) 2,145,132
52,464 (a) NerdWallet, Inc 770,696
113,687 New York Mortgage Trust, Inc 655,974
30,932 NewtekOne, Inc 404,591
11,334 Nexpoint Real Estate Finance, Inc 171,483
104,763 (a) NMI Holdings, Inc 4,052,233
8,575 (a) Ocwen Financial Corp 254,849
138,168 (a) Open Lending Corp 773,741
19,207 OppFi, Inc 98,340
92,172 Orchid Island Capital, Inc 697,742
57,144 P10, Inc 631,441
248,509 (a) Pagseguro Digital Ltd 1,998,012
72,267 Patria Investments Ltd 841,188
371,533 (a) Payoneer Global, Inc 3,202,614
42,771 (a) Paysafe Ltd 908,456
43,694 (a) Paysign Inc 157,735
35,194 PennyMac Financial Services, Inc 3,508,138
114,025 PennyMac Mortgage Investment Trust 1,537,057
71,120 Perella Weinberg Partners 1,438,758
23,082 Piper Jaffray Cos 6,546,978
31,527 PJT Partners, Inc 4,380,992
52,853 (a) PRA Group, Inc 1,065,516
25,156 (a) Priority Technology Holdings Inc 135,591
55,512 PROG Holdings, Inc 2,424,209
202,238 Radian Group, Inc 7,060,129
212,565 Ready Capital Corp 1,456,070
172,173 Redwood Trust, Inc 1,260,306
11,335 Regional Management Corp 325,541
196,803 (a) Remitly Global, Inc 3,538,518
122,440 (a) Repay Holdings Corp 974,010
16,624 Seven Hills Realty Trust 209,795
2,698 (a) Sezzle, Inc 579,153

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
13,835 Silvercrest Asset Management Group, Inc $ 241,144
82,205 StepStone Group, Inc 4,942,987
380,648 (a) StoneCo Ltd 4,225,193
37,104 (a) StoneX Group, Inc 3,340,844
7,442 Sunrise Realty Trust, Inc 102,104
4,871 (a) SWK Holdings Corp 79,933
72,196 TPG RE Finance Trust, Inc 636,047
140,303 Two Harbors Investment Corp 1,613,484
102,617 (a),(b) Upstart Holdings, Inc 4,995,396
1,276 Value Line, Inc 61,695
9,762 (a) Velocity Financial, Inc 187,528
55,690 Victory Capital Holdings, Inc 3,337,502
9,115 Virtus Investment Partners, Inc 1,972,213
42,921 Walker & Dunlop, Inc 4,694,270
25,565 Waterstone Financial, Inc 376,828
184,169 WisdomTree, Inc 1,906,149
4,663 (a) World Acceptance Corp 532,048
TOTAL FINANCIAL SERVICES 225,167,649
FOOD, BEVERAGE & TOBACCO - 1.3%
8,749 Alico, Inc 214,438
104,703 B&G Foods, Inc (Class A) 892,069
79,731 (a),(b) Beyond Meat, Inc 485,562
70,323 (a) BRC, Inc 220,111
22,401 Calavo Growers, Inc 595,419
54,709 Cal-Maine Foods, Inc 4,802,356
100,851 Dole plc 1,628,744
70,114 (a) Duckhorn Portfolio, Inc 768,449
6,332 (a),(b) Forafric Global plc 65,093
44,645 Fresh Del Monte Produce, Inc 1,433,551
121,403 (a) Hain Celestial Group, Inc 1,059,848
23,066 (a) Ispire Technology, Inc 129,400
19,992 J&J Snack Foods Corp 3,281,087
11,667 John B Sanfilippo & Son, Inc 962,644
25,950 Lancaster Colony Corp 4,504,920
28,837 (a),(b) Landec Corp 163,794
5,951 (a) Lifeway Foods, Inc 158,356
23,415 Limoneira Co 600,361
44,117 (a) MamaMancini's Holdings, Inc 328,672
19,072 (b) MGP Ingredients, Inc 916,219
58,729 (a) Mission Produce, Inc 693,002
29,344 National Beverage Corp 1,326,055
210,838 Primo Water Corp 5,530,281
5,612 (a) Seneca Foods Corp 346,990
121,880 (a) Simply Good Foods Co 4,102,481
111,942 (a) SunOpta, Inc 732,660
64,011 (a) TreeHouse Foods, Inc 2,328,720
22,190 Turning Point Brands, Inc 1,048,034
31,232 Universal Corp 1,590,333
87,552 Utz Brands, Inc 1,507,645
53,165 (a) Vita Coco Co, Inc 1,574,216
44,173 (a) Vital Farms, Inc 1,531,920
45,145 (a),(b) Westrock Coffee Co 299,763
88,933 WK Kellogg Co 1,478,956
TOTAL FOOD, BEVERAGE & TOBACCO 47,302,149
HEALTH CARE EQUIPMENT & SERVICES - 6.3%
100,495 (a) Accolade, Inc 318,569
125,546 (a) Accuray, Inc 217,195
137,928 (a) AdaptHealth Corp 1,419,279
22,833 (a) Addus HomeCare Corp 2,840,882
418,554 (a) agilon health, Inc 1,067,313
17,003 (a),(b) AirSculpt Technologies, Inc 96,747
135,782 (a) Alignment Healthcare, Inc 1,683,697

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
139,210 (a) Alphatec Holdings, Inc $ 1,092,798
50,396 (a) AMN Healthcare Services, Inc 1,912,024
51,827 (a) Angiodynamics, Inc 346,723
56,452 (a) Apollo Medical Holdings, Inc 3,035,989
14,775 (a) Ardent Health Partners, Inc 257,085
62,786 (a) AtriCure, Inc 2,083,239
62,533 (a) Avanos Medical, Inc 1,168,116
60,420 (a) Aveanna Healthcare Holdings, Inc 280,953
54,514 (a) Axogen, Inc 763,196
67,659 (a) Axonics, Inc 4,756,428
50,773 (a) Bioventus, Inc 688,990
70,765 (a),(b) BrightSpring Health Services, Inc 1,059,352
259,537 (a) Brookdale Senior Living, Inc 1,627,297
33,263 (a) Castle Biosciences, Inc 1,153,228
237,114 (a) Cerus Corp 372,269
160,384 (a) Community Health Systems, Inc 649,555
29,275 (a) Concentra Group Holdings Parent, Inc 593,404
41,870 Conmed Corp 2,857,209
11,842 (a) Corvel Corp 3,526,784
46,184 (a) Cross Country Healthcare, Inc 526,959
53,750 (a) CryoLife, Inc 1,415,237
15,323 (a) CVRx, Inc 201,038
71,723 (a) Definitive Healthcare Corp 297,650
136,849 (a) DocGo, Inc 480,340
78,647 Embecta Corp 1,107,350
68,394 (a) Enhabit, Inc 471,235
74,068 Ensign Group, Inc 11,479,799
154,035 (a) Evolent Health, Inc 3,596,717
171,182 (a) Figs, Inc 1,069,887
45,180 (a) Fractyl Health, Inc 127,182
27,932 (a) Fulgent Genetics, Inc 599,141
16,490 (a) GeneDx Holdings Corp 1,347,068
64,809 (a) Glaukos Corp 8,570,990
157,506 (a) Guardant Health, Inc 3,446,231
66,944 (a) Haemonetics Corp 4,763,735
76,936 (a) Health Catalyst, Inc 597,793
112,302 (a) HealthEquity, Inc 9,573,745
33,035 HealthStream, Inc 965,778
252,646 (a) Hims & Hers Health, Inc 4,757,324
28,601 (a) ICU Medical, Inc 4,883,049
70,643 (a) Inari Medical, Inc 3,419,121
25,023 (a) InfuSystem Holdings, Inc 154,892
107,787 (a) Inmode Ltd 1,841,002
21,483 (a) Innovage Holding Corp 124,601
32,057 (a) Inogen, Inc 279,858
44,354 (a) Integer Holdings Corp 5,510,985
87,555 (a) Integra LifeSciences Holdings Corp 1,642,532
9,882 iRadimed Corp 486,886
41,029 (a) iRhythm Technologies, Inc 2,972,141
15,418 (a) Joint Corp 170,369
91,468 (a) Lantheus Holdings, Inc 10,046,845
27,474 LeMaitre Vascular, Inc 2,428,427
184,475 (a) LifeStance Health Group, Inc 1,237,827
72,822 (a) LivaNova plc 3,759,072
76,460 (a) Merit Medical Systems, Inc 7,543,544
13,635 (a) ModivCare, Inc 220,478
73,732 (a),(b) Nano-X Imaging Ltd 418,060
16,920 National Healthcare Corp 1,963,228
19,429 National Research Corp 352,248
289,582 (a) Neogen Corp 4,135,231
165,130 (a) NeoGenomics, Inc 2,244,117
18,420 (a) NeuroPace, Inc 118,809

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
47,225 (a) Nevro Corp $ 260,210
138,275 (a) Novocure Ltd 2,099,014
59,202 (a) Omnicell, Inc 2,879,585
436,565 (a),(b) Opko Health, Inc 659,213
21,914 (a) OptimizeRx Corp 114,391
229,015 (a) Option Care Health, Inc 5,276,506
99,167 (a) OraSure Technologies, Inc 403,114
31,439 (a),(b) Orchestra BioMed Holdings, Inc 161,911
47,704 (a) Orthofix Medical, Inc 772,328
20,885 (a) OrthoPediatrics Corp 554,079
102,149 (a) Owens & Minor, Inc 1,298,314
53,167 (a) PACS Group, Inc 2,269,168
61,370 (a),(b) Paragon 28, Inc 325,261
105,576 Patterson Cos, Inc 2,218,152
112,512 (a) Pediatrix Medical Group, Inc 1,386,148
39,068 (a) Pennant Group, Inc 1,249,004
73,376 (a) Phreesia, Inc 1,342,047
136,468 (a) Privia Health Group, Inc 2,505,552
56,508 (a) PROCEPT BioRobotics Corp 5,085,720
114,609 (a) Progyny, Inc 1,724,865
47,757 (a) Pulmonx Corp 298,481
22,441 (a),(b) Pulse Biosciences, Inc 391,147
55,552 (a) Quipt Home Medical Corp 145,546
88,218 (a) RadNet, Inc 5,737,699
47,627 (a) RxSight, Inc 2,412,784
5,089 (a),(b) Sanara Medtech, Inc 167,937
75,478 (a) Schrodinger, Inc 1,328,035
144,869 Select Medical Holdings Corp 4,647,398
6,429 (a) Semler Scientific, Inc 188,884
54,102 (a) SI-BONE, Inc 746,608
47,520 (a) Sight Sciences, Inc 237,600
20,907 Simulations Plus, Inc 569,089
4,594 (a) Sonida Senior Living, Inc 120,868
67,135 (a) STAAR Surgical Co 1,946,244
73,990 (a) Stereotaxis, Inc 145,020
104,141 (a) Surgery Partners, Inc 2,999,261
19,020 (a) SurModics, Inc 713,630
31,396 (a) Tactile Systems Technology, Inc 455,556
166,117 (a) Talkspace, Inc 519,946
86,415 (a) Tandem Diabetes Care, Inc 2,710,839
230,797 (a) Teladoc Health, Inc 2,077,173
42,844 (a),(b) TransMedics Group, Inc 3,511,923
61,173 (a) Treace Medical Concepts, Inc 285,066
9,693 (a) UFP Technologies, Inc 2,588,031
19,725 US Physical Therapy, Inc 1,581,551
4,768 Utah Medical Products, Inc 302,196
53,665 (a) Varex Imaging Corp 704,621
47,009 (a) Viemed Healthcare, Inc 401,927
56,408 (a) Waystar Holding Corp 1,609,320
34,878 (a) Zimvie, Inc 480,096
18,760 (a),(b) Zynex, Inc 161,899
TOTAL HEALTH CARE EQUIPMENT & SERVICES 219,987,799
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
43,730 (a),(b) Beauty Health Co 70,624
12,941 (a) Central Garden & Pet Co 443,876
70,620 (a) Central Garden and Pet Co (Class A) 2,057,867
63,644 Edgewell Personal Care Co 2,224,358
94,458 Energizer Holdings, Inc 3,029,268
131,960 (a),(b) Herbalife Ltd 996,298
108,394 (a) Honest Co, Inc 403,226
23,873 Inter Parfums, Inc 2,890,304
46,916 (a) LifeMD, Inc 191,417

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
14,608 (b) Medifast, Inc $ 268,495
18,571 (a) Nature's Sunshine Products, Inc 235,109
67,415 Nu Skin Enterprises, Inc (Class A) 417,299
6,480 Oil-Dri Corp of America 439,668
187,132 (a) Olaplex Holdings, Inc 333,095
14,485 (a) USANA Health Sciences, Inc 535,076
178,557 (a) Veru, Inc 134,864
31,500 (a),(b) Waldencast plc 108,675
18,186 WD-40 Co 4,766,005
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,545,524
INSURANCE - 1.9%
59,995 (a) AMBAC Financial Group, Inc 678,543
24,817 Amerisafe, Inc 1,341,359
8,669 (a) Bowhead Specialty Holdings, Inc 252,355
87,898 (a) BRP Group, Inc 4,066,161
140,842 CNO Financial Group, Inc 4,844,965
15,196 Crawford & Co 169,283
19,550 Donegal Group, Inc (Class A) 296,378
31,578 Employers Holdings, Inc 1,538,480
16,856 (a) Enstar Group Ltd 5,436,060
24,912 F&G Annuities & Life, Inc 998,971
68,207 Fidelis Insurance Holdings Ltd 1,177,253
574,628 (a) Genworth Financial, Inc (Class A) 3,872,993
5,436 (a) GoHealth, Inc 61,644
30,009 (a) Goosehead Insurance, Inc 3,267,980
36,216 (a) Greenlight Capital Re Ltd (Class A) 488,192
51,454 (a) Hamilton Insurance Group Ltd 896,329
11,002 HCI Group, Inc 1,246,637
30,842 Heritage Insurance Holdings, Inc 319,215
26,705 (a) Hippo Holdings, Inc 592,050
54,712 Horace Mann Educators Corp 2,037,475
1,606 Investors Title Co 371,436
39,977 James River Group Holdings Ltd 248,657
15,529 (a),(b) Kingsway Financial Services, Inc 138,985
69,511 (a),(b) Lemonade, Inc 1,652,276
115,265 (a) Maiden Holdings Ltd 178,084
62,428 MBIA, Inc 245,966
34,668 Mercury General Corp 2,344,597
11,769 (a) NI Holdings, Inc 184,773
257,643 (a) Oscar Health, Inc 4,328,402
32,689 (a) Palomar Holdings, Inc 2,934,492
68,633 (a) ProAssurance Corp 1,021,945
11,716 (a) Root, Inc 801,257
19,845 Safety Insurance Group, Inc 1,553,169
80,228 Selective Insurance Group, Inc 7,286,307
185,776 (a) Selectquote, Inc 371,552
125,408 (a) SiriusPoint Ltd 1,647,861
50,355 (a) Skyward Specialty Insurance Group, Inc 2,226,195
36,665 Stewart Information Services Corp 2,522,552
33,806 Tiptree, Inc 689,980
44,006 (a),(b) Trupanion, Inc 2,410,649
28,478 United Fire Group, Inc 559,308
32,738 (a) United Insurance Holdings Corp 397,767
32,896 Universal Insurance Holdings, Inc 655,946
TOTAL INSURANCE 68,354,479
MATERIALS - 4.6%
33,406 (a) Advanced Emissions Solutions, Inc 195,759
35,671 AdvanSix, Inc 1,011,986
14,271 Alpha Metallurgical Resources, Inc 2,972,649
38,046 American Vanguard Corp 198,981
1,447,630 (a) Arcadium Lithium plc 7,802,726
23,438 Arch Resources, Inc 3,439,761

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MATERIALS (continued)
195,791 Ardagh Metal Packaging S.A. $ 720,511
53,535 (a) ASP Isotopes, Inc 374,210
79,148 (a) Aspen Aerogels, Inc 1,412,000
119,815 Avient Corp 5,584,577
43,205 Balchem Corp 7,229,493
72,313 Cabot Corp 7,797,511
22,143 Caledonia Mining Corp plc 330,152
62,967 Carpenter Technology Corp 9,413,566
71,478 (a) Century Aluminum Co 1,261,587
21,917 (a) Clearwater Paper Corp 552,089
527,794 (a) Coeur Mining, Inc 3,398,993
154,050 Commercial Metals Co 8,287,890
46,667 Compass Minerals International, Inc 574,471
175,526 (a) Constellium SE 1,948,339
13,512 (a) Contango ORE, Inc 290,643
10,158 (a) Core Molding Technologies, Inc 152,878
9,649 (a) Critical Metals Corp 59,631
71,181 (a) Dakota Gold Corp 155,886
125,548 (a),(b) Danimer Scientific, Inc 41,054
156,739 (a) Ecovyst, Inc 1,043,882
35,238 FutureFuel Corp 212,837
32,012 Greif, Inc (Class A) 1,998,829
6,392 Greif, Inc (Class B) 427,817
72,958 H.B. Fuller Co 5,339,066
25,250 Hawkins, Inc 2,699,225
15,232 Haynes International, Inc 919,403
778,421 Hecla Mining Co 5,051,952
417,533 (a),(b) i-80 Gold Corp 438,410
49,392 (a) Ingevity Corp 2,064,092
33,225 Innospec, Inc 3,580,990
15,133 (a) Intrepid Potash, Inc 379,687
113,270 (a),(b) Ivanhoe Electric, Inc 1,149,690
21,644 Kaiser Aluminum Corp 1,607,283
75,741 (a) Knife River Corp 7,371,114
27,522 Koppers Holdings, Inc 936,023
30,976 Kronos Worldwide, Inc 357,463
49,406 (a) Lifezone Metals Ltd 317,186
73,197 (a) LSB Industries, Inc 600,215
26,949 Materion Corp 2,738,827
72,828 (a) Metals Acquisition Ltd 872,479
42,057 Minerals Technologies, Inc 3,166,472
49,769 Myers Industries, Inc 586,279
10,495 Northern Technologies International Corp 133,391
330,419 (a) Novagold Resources, Inc 1,143,250
201,230 (a) O-I Glass, Inc 2,235,665
13,469 Olympic Steel, Inc 483,268
77,828 Orion S.A. 1,166,642
54,537 Pactiv Evergreen, Inc 618,450
178,505 (a) Perimeter Solutions S.A. 2,370,546
51,867 (a) Perpetua Resources Corp 530,340
24,661 (a),(b) Piedmont Lithium, Inc 323,059
159,659 (a),(b) PureCycle Technologies, Inc 2,078,760
18,653 Quaker Chemical Corp 2,827,422
31,252 Ramaco Resources, Inc 317,208
6,249 Ramaco Resources, Inc 63,865
59,396 (a) Ranpak Holdings Corp 361,128
83,699 (a) Rayonier Advanced Materials, Inc 666,244
39,225 Ryerson Holding Corp 854,713
34,222 Schnitzer Steel Industries, Inc (Class A) 554,054
73,697 Schweitzer-Mauduit International, Inc 1,138,619
56,167 Sensient Technologies Corp 4,239,485
6,070 (a),(b) Smith-Midland Corp 208,808

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
273,628 SSR Mining, Inc $ 1,688,285
28,624 Stepan Co 2,070,660
161,591 (a) Summit Materials, Inc 7,661,029
115,874 SunCoke Energy, Inc 1,194,661
46,864 Sylvamo Corp 3,984,377
57,564 (a) TimkenSteel Corp 811,077
36,315 (a) Tredegar Corp 281,441
54,601 Trimas Corp 1,466,037
160,880 Tronox Holdings plc 1,949,866
13,265 United States Lime & Minerals, Inc 1,496,027
11,644 (a) Universal Stainless & Alloy 509,076
3,773 Valhi, Inc 128,471
69,097 Warrior Met Coal, Inc 4,362,094
42,619 Worthington Industries, Inc 1,632,308
44,003 Worthington Steel, Inc 1,682,675
TOTAL MATERIALS 162,299,565
MEDIA & ENTERTAINMENT - 1.8%
143,211 (a) Advantage Solutions, Inc 438,226
450,877 (a) AMC Entertainment Holdings, Inc 1,979,350
43,573 (a) AMC Networks, Inc 352,941
12,450 (a),(b) Atlanta Braves Holdings, Inc 523,647
67,227 (a) Atlanta Braves Holdings, Inc 2,656,139
30,157 (a) Boston Omaha Corp 445,117
130,807 (a) Bumble, Inc 926,114
7,605 (b) Cable One, Inc 2,597,564
54,319 (a),(b) Cardlytics, Inc 234,115
115,420 (a) Cargurus, Inc 3,580,328
89,483 (a) Cars.com, Inc 1,430,833
147,265 (a) Cinemark Holdings, Inc 4,381,134
452,701 (a) Clear Channel Outdoor Holdings, Inc 665,471
1,849 (a) Daily Journal Corp 896,765
19,910 Emerald Holding, Inc 78,445
78,418 Entravision Communications Corp (Class A) 181,930
111,285 (a) Eventbrite, Inc 356,112
33,957 (a) EverQuote, Inc 610,547
69,850 (a) EW Scripps Co (Class A) 234,347
382,380 (a),(b) fuboTV, Inc 665,341
18,540 (a) Gambling.com Group Ltd 178,540
191,562 (a) Gannett Co, Inc 898,426
135,943 (a),(b) Getty Images Holdings, Inc 564,163
26,520 (a),(b) Golden Matrix Group, Inc 66,565
116,164 Gray Television, Inc 663,296
28,064 (a) Grindr, Inc 375,496
10,206 (a),(b) Ibotta, Inc 747,998
147,651 (a),(b) iHeartMedia, Inc 292,349
57,634 (a) IMAX Corp 1,400,506
142,711 (a) Innovid Corp 272,578
97,131 (a) Integral Ad Science Holding Corp 1,150,031
48,545 John Wiley & Sons, Inc (Class A) 2,393,269
78,321 (a),(b) Lions Gate Entertainment Corp (Class A) 618,736
159,743 (a) Lions Gate Entertainment Corp (Class B) 1,126,188
89,692 (a) LiveOne, Inc 61,888
51,391 (a) Madison Square Garden Entertainment Corp 2,143,519
165,282 (a) Magnite, Inc 2,062,719
33,377 Marcus Corp 629,824
39,531 (a) MediaAlpha, Inc 677,166
95,492 (a) National CineMedia, Inc 686,588
236,150 (a) Nextdoor Holdings, Inc 571,483
55,980 (a) Outbrain, Inc 240,154
110,418 (a) Playstudios, Inc 146,856
54,478 (a) PubMatic, Inc 801,099
72,007 (a) QuinStreet, Inc 1,512,147

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
28,672 (a),(b) Reservoir Media, Inc $ 238,838
31,672 Scholastic Corp 786,416
32,860 Shutterstock, Inc 1,054,477
44,646 (b) Sinclair, Inc 771,036
35,816 (a) Sphere Entertainment Co 1,497,467
121,578 (a) Stagwell, Inc 754,999
34,112 (a),(b) System1, Inc 33,430
34,289 (a) TechTarget, Inc 992,495
226,942 TEGNA, Inc 3,728,657
40,670 (a) Thryv Holdings, Inc 584,835
15,132 Townsquare Media, Inc 148,294
129,623 (a) TrueCar, Inc 506,826
201,481 (a) Vimeo, Inc 961,064
97,832 (a),(b) Vivid Seats, Inc 398,176
18,931 (a) Webtoon Entertainment, Inc 196,882
73,523 (a) WideOpenWest, Inc 366,880
88,024 (a) Yelp, Inc 3,005,139
61,499 (a) Ziff Davis, Inc 2,845,559
96,597 (a) ZipRecruiter, Inc 895,454
TOTAL MEDIA & ENTERTAINMENT 63,282,974
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.0%
68,049 (a),(b) 2seventy bio, Inc 295,333
67,650 (a) 4D Molecular Therapeutics, Inc 541,876
111,161 (a) 89bio, Inc 864,833
108,711 (a) Absci Corp 417,450
162,465 (a) Acadia Pharmaceuticals, Inc 2,370,364
94,925 (a) ACELYRIN, Inc 539,174
46,668 (a) Achieve Life Sciences, Inc 218,406
11,821 (a),(b) Acrivon Therapeutics, Inc 94,568
35,556 (a) Actinium Pharmaceuticals, Inc 64,001
56,664 (a) Acumen Pharmaceuticals, Inc 163,192
107,119 (a),(b) Adagio Therapeutics, Inc 95,604
155,076 (a) Adaptive Biotechnologies Corp 750,568
94,938 (a) ADC Therapeutics S.A. 267,725
300,396 (a) ADMA Biologics, Inc 4,899,459
28,229 (a) Adverum Biotechnologies, Inc 205,931
15,387 (a),(b) Aerovate Therapeutics, Inc 37,698
3,303 (a),(b) Agenus, Inc 13,873
75,473 (a) Agios Pharmaceuticals, Inc 3,353,265
282,396 (a),(b) Akebia Therapeutics, Inc 468,777
88,655 (a) Akero Therapeutics, Inc 2,733,234
33,158 (a),(b) Akoya Biosciences, Inc 93,340
62,944 (a) Aldeyra Therapeutics, Inc 331,085
109,634 (a) Alector, Inc 539,399
218,741 (a) Alkermes plc 5,621,644
170,147 (a),(b) Allogene Therapeutics, Inc 434,726
96,540 (a),(b) Altimmune, Inc 650,680
28,262 (a) Alto Neuroscience, Inc 109,939
17,097 (a) Alumis, Inc 193,538
36,722 (a) ALX Oncology Holdings, Inc 52,512
391,776 (a) Amicus Therapeutics, Inc 4,474,082
203,186 (a) Amneal Pharmaceuticals, Inc 1,720,985
52,188 (a) Amphastar Pharmaceuticals, Inc 2,637,060
26,611 (a) AnaptysBio, Inc 575,596
98,638 (a),(b) Anavex Life Sciences Corp 652,984
25,059 (a) ANI Pharmaceuticals, Inc 1,434,502
18,321 (a) Anika Therapeutics, Inc 313,472
127,185 (a) Annexon, Inc 930,994
50,421 (a) Apogee Therapeutics, Inc 2,623,909
130,554 (a) Applied Therapeutics, Inc 1,154,097
100,616 (a),(b) Aquestive Therapeutics, Inc 552,382
189,039 (a) Arbutus Biopharma Corp 726,855

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
57,508 (a) Arcellx, Inc $ 4,846,199
31,233 (a) Arcturus Therapeutics Holdings, Inc 553,761
73,878 (a) Arcus Biosciences, Inc 1,130,333
144,237 (a) Arcutis Biotherapeutics, Inc 1,198,609
297,612 (a) Ardelyx, Inc 1,746,982
37,327 (a),(b) ArriVent Biopharma, Inc 1,095,174
159,395 (a) Arrowhead Pharmaceuticals, Inc 3,065,166
66,848 (a),(b) ARS Pharmaceuticals, Inc 984,003
18,611 (a) Artiva Biotherapeutics, Inc 188,716
87,180 (a) Arvinas, Inc 2,304,167
55,991 (a) Astria Therapeutics, Inc 625,979
105,147 (a) Atea Pharmaceuticals, Inc 340,676
170,733 (a) Atossa Therapeutics, Inc 235,612
62,773 (a) Aura Biosciences, Inc 655,350
179,765 (a) Aurinia Pharmaceuticals, Inc 1,296,106
125,446 (a) Avadel Pharmaceuticals plc 1,940,650
83,065 (a) Avid Bioservices, Inc 827,327
144,089 (a) Avidity Biosciences, Inc 6,089,201
34,057 (a),(b) Avita Medical, Inc 343,976
48,236 (a),(b) Axsome Therapeutics, Inc 4,294,451
103,874 (a) Beam Therapeutics, Inc 2,275,879
280,629 (a) BioCryst Pharmaceuticals, Inc 2,247,838
100,184 (a) Biohaven Ltd 4,985,156
47,217 (a) BioLife Solutions, Inc 1,104,878
37,547 (a),(b) Biomea Fusion, Inc 351,815
36,459 (a) Biote Corp 185,941
50,392 (a) Black Diamond Therapeutics, Inc 138,074
251,271 (a),(b) Bluebird Bio, Inc 116,590
83,861 (a) Blueprint Medicines Corp 7,338,676
187,137 (a) Bridgebio Pharma, Inc 4,380,877
79,561 (a),(b) C4 Therapeutics, Inc 424,060
58,462 (a) Cabaletta Bio, Inc 207,540
26,951 (a) Candel Therapeutics, Inc 142,301
34,320 (a),(b) Capricor Therapeutics, Inc 689,832
53,116 (a),(b) Cardiff Oncology, Inc 165,722
67,495 (a) CareDx, Inc 1,493,664
45,599 (a) Cargo Therapeutics, Inc 889,180
111,659 (a) Caribou Biosciences, Inc 218,852
51,056 (a),(b) Cassava Sciences, Inc 1,317,500
9,472 (a) Catalyst Biosciences, Inc 135,450
149,158 (a) Catalyst Pharmaceuticals, Inc 3,251,644
35,580 (a) Celcuity, Inc 551,490
86,246 (a) Celldex Therapeutics, Inc 2,247,571
62,039 (a),(b) Century Therapeutics, Inc 71,345
63,072 (a) CG oncology, Inc 2,240,948
78,524 (a),(c) Chinook Therapeutics, Inc 30,624
66,114 (a) ChromaDex Corp 230,738
20,234 (a) Cibus, Inc 80,734
89,565 (a) Codexis, Inc 281,234
124,494 (a) Cogent Biosciences, Inc 1,430,436
95,056 (a),(b) Coherus Biosciences, Inc 70,817
42,690 (a) Collegium Pharmaceutical, Inc 1,457,437
124,245 (a) Compass Therapeutics, Inc 203,762
9,388 (a) Contineum Therapeutics, Inc 157,343
13,792 (a) Corbus Pharmaceuticals Holdings, Inc 220,120
107,810 (a) Corcept Therapeutics, Inc 5,279,456
74,251 (a),(b) CorMedix, Inc 746,594
117,247 (a) Crinetics Pharmaceuticals, Inc 6,561,142
59,106 (a) CryoPort, Inc 393,646
68,727 (a) Cullinan Oncology, Inc 1,068,705
164,704 (a) Cytek Biosciences, Inc 814,461
152,180 (a) Cytokinetics, Inc 7,761,180

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
72,605 (a) Day One Biopharmaceuticals, Inc $ 1,068,746
165,910 (a) Denali Therapeutics, Inc 4,307,024
47,309 (a) Design Therapeutics, Inc 247,899
7,309 (a) Diffusion Pharmaceuticals, Inc 99,768
26,167 (a) Disc Medicine, Inc 1,172,805
179,042 (a) Dynavax Technologies Corp 2,121,648
107,095 (a) Dyne Therapeutics, Inc 3,090,762
95,396 (a) Edgewise Therapeutics, Inc 3,202,444
111,593 (a) Editas Medicine, Inc 323,620
70,813 (a) Elevation Oncology, Inc 40,668
39,034 (a),(b) Eliem Therapeutics, Inc 149,305
25,834 (a) Enanta Pharmaceuticals, Inc 290,503
47,750 (a) Enliven Therapeutics, Inc 1,329,837
66,288 (a),(b) Enochian Biosciences Inc 35,272
33,481 (a) Entrada Therapeutics, Inc 573,864
235,428 (a) Erasca, Inc 609,759
256,326 (a),(b) Esperion Thereapeutics, Inc 522,905
74,841 (a) Evolus, Inc 1,221,405
67,836 (a) EyePoint Pharmaceuticals, Inc 797,751
136,284 (a) Fate Therapeutics, Inc 322,993
24,461 (a),(b) Fennec Pharmaceuticals, Inc 106,650
34,540 (a),(b) Fibrobiologics, Inc 104,311
409,831 (a) Fluidigm Corp 803,269
33,661 (a) Foghorn Therapeutics, Inc 256,497
8,283 (a) Frequency Therapeutics, Inc 476,272
84,097 (a) Fulcrum Therapeutics, Inc 265,747
27,623 (a),(b) Galectin Therapeutics, Inc 68,229
64,890 (a) Generation Bio Co 141,460
781,838 (a) Geron Corp 3,213,354
8,122 (a),(b) Greenwich Lifesciences, Inc 109,241
166,369 (a) Halozyme Therapeutics, Inc 8,413,280
38,720 (a) Harmony Biosciences Holdings, Inc 1,244,074
39,598 (a) Harrow Health, Inc 1,784,286
52,517 (a) Harvard Bioscience, Inc 123,415
159,504 (a),(b) Heron Therapeutics, Inc 277,537
119,313 (a),(b) Humacyte, Inc 602,531
110,921 (a) Ideaya Biosciences, Inc 3,122,426
20,139 (a),(b) IGM Biosciences, Inc 345,182
192,396 (a),(b) ImmunityBio, Inc 1,002,383
69,741 (a),(b) Immunome, Inc 799,929
78,846 (a) Immunovant, Inc 2,307,034
15,302 (a) Inhibrx Biosciences, Inc 245,291
43,946 (a),(c) Inhibrx, Inc 28,455
16,518 (a),(b) Inmune Bio, Inc 96,630
74,548 (a) Innoviva, Inc 1,458,159
34,467 (a) Inovio Pharmaceuticals, Inc 181,986
65,457 (a) Inozyme Pharma, Inc 280,811
208,965 (a) Insmed, Inc 14,059,165
131,008 (a) Intellia Therapeutics, Inc 1,862,934
337,977 (a) Iovance Biotherapeutics, Inc 3,528,480
183,812 (a) Ironwood Pharmaceuticals, Inc 726,057
33,162 (a) iTeos Therapeutics, Inc 280,219
36,085 (a) Janux Therapeutics, Inc 1,948,229
15,363 (a),(b) Jasper Therapeutics, Inc 325,388
51,753 (a) KalVista Pharmaceuticals, Inc 531,503
40,012 (a) Keros Therapeutics, Inc 2,322,296
50,664 (a) Kiniksa Pharmaceuticals Ltd 1,144,500
46,566 (a) Kodiak Sciences, Inc 176,951
33,158 (a) Krystal Biotech, Inc 5,720,750
98,481 (a) Kura Oncology, Inc 1,646,602
58,190 (a) Kymera Therapeutics, Inc 2,686,632
22,848 (a),(b) Kyverna Therapeutics, Inc 109,213

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
57,035 (a),(b) Larimar Therapeutics, Inc $ 469,113
17,058 (b) LENZ Therapeutics, Inc 459,884
31,235 (a) Lexeo Therapeutics, Inc 246,756
126,230 (a),(b) Lexicon Pharmaceuticals, Inc 246,148
23,070 (a) Ligand Pharmaceuticals, Inc (Class B) 2,438,499
176,749 (a),(b) Lineage Cell Therapeutics, Inc 146,931
78,234 (a),(b) Liquidia Corp 848,839
42,078 (a) Longboard Pharmaceuticals, Inc 2,512,898
242,546 (a) Lyell Immunopharma, Inc 232,917
82,092 (a) MacroGenics, Inc 300,457
23,459 (a) Madrigal Pharmaceuticals, Inc 6,083,857
32,414 (a) Magenta Therapeutics, Inc 903,054
359,916 (a) MannKind Corp 2,544,606
150,024 (a) Maravai LifeSciences Holdings, Inc 1,111,678
141,895 (a),(b) MaxCyte, Inc 507,984
10,799 (a),(b) MediWound Ltd 195,462
44,655 (a) MeiraGTx Holdings plc 247,389
151,201 (a) Mersana Therapeutics, Inc 273,674
7,010 Mesa Laboratories, Inc 799,420
155,997 (a) MiMedx Group, Inc 1,068,579
97,610 (a) Mind Medicine MindMed, Inc 614,943
38,707 (a) Mineralys Therapeutics, Inc 517,900
53,276 (a) Mirum Pharmaceuticals, Inc 2,048,995
55,041 (a),(b) Monte Rosa Therapeutics, Inc 467,849
119,353 (a) Myriad Genetics, Inc 2,620,992
66,458 (a) Nautilus Biotechnology, Inc 172,791
241,869 (a) Nektar Therapeutics 287,824
114,148 (a) Neumora Therapeutics, Inc 1,306,995
13,965 (a) Neurogene, Inc 614,600
71,802 (a) Nkarta, Inc 221,150
181,110 (a) Novavax, Inc 1,740,467
84,929 (a) Nurix Therapeutics, Inc 2,087,555
46,055 (a) Nuvalent, Inc 4,075,407
243,289 (a) Nuvation Bio, Inc 537,669
346,835 (a) Ocugen, Inc 315,967
201,659 (a) Ocular Therapeutix, Inc 2,123,469
54,197 (a) Olema Pharmaceuticals, Inc 624,891
75,965 (a),(b) Omeros Corp 306,899
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 516,277
99,130 (a) Organogenesis Holdings, Inc 274,590
83,554 (a) ORIC Pharmaceuticals, Inc 783,737
20,079 (a),(b) Outlook Therapeutics, Inc 115,655
82,414 (a) Ovid therapeutics, Inc 93,128
270,184 (a),(b) Pacific Biosciences of California, Inc 586,299
61,624 (a) Pacira BioSciences, Inc 1,022,958
21,071 (a) PepGen, Inc 139,490
71,907 (a) Perspective Therapeutics, Inc 849,222
45,253 (a),(b) Phathom Pharmaceuticals, Inc 776,089
28,478 Phibro Animal Health Corp 658,411
76,493 (a) Pliant Therapeutics, Inc 1,076,257
93,312 (a) Poseida Therapeutics, Inc 221,149
21,891 (a) Praxis Precision Medicines, Inc 1,532,151
185,473 (a),(b) Precigen, Inc 146,190
13,804 (a),(b) Prelude Therapeutics, Inc 16,565
66,000 (a) Prestige Consumer Healthcare, Inc. 4,867,500
77,263 (a),(b) Prime Medicine, Inc 299,780
138,262 (a) ProKidney Corp 221,219
77,998 (a) Protagonist Therapeutics, Inc 3,575,428
56,664 (a) Prothena Corp plc 963,288
101,668 (a) PTC Therapeutics, Inc 4,058,587

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
55,922 (a) Puma Biotechnology, Inc $ 159,378
66,164 (a),(b) Pyxis Oncology, Inc 235,544
8,168 (a),(b) Q32 Bio, Inc 385,775
47,125 (a) Quanterix Corp 622,757
127,709 (a),(b) Quantum-Si, Inc 89,524
12,068 (a) Rapport Therapeutics, Inc 296,028
39,628 (a) RAPT Therapeutics, Inc 84,011
317,611 (a),(b) Recursion Pharmaceuticals, Inc 2,007,302
62,504 (a) REGENXBIO, Inc 536,909
85,602 (a),(b) Regulus Therapeutics, Inc 124,979
135,385 (a) Relay Therapeutics, Inc 762,894
80,865 (a) Replimune Group, Inc 950,972
138,424 (a) Revance Therapeutics, Inc 816,702
203,209 (a) REVOLUTION Medicines, Inc 10,871,682
73,069 (a) Rhythm Pharmaceuticals, Inc 3,487,583
23,053 (a) Rigel Pharmaceuticals, Inc 314,212
89,391 (a) Rocket Pharmaceuticals, Inc 1,488,360
71,611 (a) Sage Therapeutics, Inc 435,395
179,583 (a),(b) Sana Biotechnology, Inc 628,541
152,381 (a) Savara, Inc 553,905
89,548 (a) Scholar Rock Holding Corp 2,546,745
39,230 (a) scPharmaceuticals, Inc 162,805
9,819 (a),(b) Selecta Biosciences, Inc 194,416
37,417 (a),(b) Sera Prognostics, Inc 287,737
53,038 (a) Shattuck Labs, Inc 66,828
62,653 SIGA Technologies, Inc 452,355
23,389 (a),(b) Skye Bioscience, Inc 122,558
29,852 (a),(b) Soleno Therapeutics, Inc 1,643,651
30,501 (a) Solid Biosciences, Inc 168,366
88,306 (a),(b),(c) Sorrento Therapeutics, Inc 82,220
91,787 (a) SpringWorks Therapeutics, Inc 2,765,542
43,817 (a),(b) Spyre Therapeutics, Inc 1,425,367
48,362 (a) Stoke Therapeutics, Inc 597,754
116,758 (a),(b) Summit Therapeutics, Inc 2,170,531
68,085 (a) Supernus Pharmaceuticals, Inc 2,319,656
111,073 (a) Sutro Biopharma, Inc 360,987
111,559 (a) Syndax Pharmaceuticals, Inc 2,104,003
64,790 (a) Tango Therapeutics, Inc 352,134
49,885 (a) Tarsus Pharmaceuticals, Inc 2,219,384
217,518 (a) Taysha Gene Therapies, Inc 367,605
62,367 (a) Tenaya Therapeutics, Inc 119,745
78,098 (a) Terns Pharmaceuticals, Inc 535,752
184,682 (a),(b) TG Therapeutics, Inc 4,628,131
56,055 (a) Theravance Biopharma, Inc 461,893
26,824 (a) Third Harmonic Bio, Inc 369,903
31,294 (a) Tourmaline Bio, Inc 798,623
98,440 (a) Travere Therapeutics, Inc 1,722,700
79,210 (a) Trevi Therapeutics, Inc 233,273
52,005 (a) TScan Therapeutics, Inc 236,103
76,845 (a) Twist Bioscience Corp 3,101,464
27,572 (a) Tyra Biosciences, Inc 459,901
46,662 (a),(b) UroGen Pharma Ltd 572,076
77,049 (a) Vanda Pharmaceuticals, Inc 358,278
159,221 (a) Vaxcyte, Inc 16,933,153
60,524 (a) Ventyx Biosciences, Inc 130,732
52,343 (a) Vera Therapeutics, Inc 2,113,610
102,634 (a) Veracyte, Inc 3,462,871
34,399 (a),(b) Verastem, Inc 129,340
64,723 (a) Vericel Corp 2,850,401
28,476 (a),(b) Verrica Pharmaceuticals, Inc 39,866
86,100 (a) Verve Therapeutics, Inc 493,353
121,477 (a) Vir Biotechnology, Inc 909,863

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
84,979 (a) Viridian Therapeutics, Inc $ 1,832,997
62,291 (a) Voyager Therapeutics, Inc 425,448
96,153 (a) WaVe Life Sciences Ltd 1,318,258
41,364 (a) Werewolf Therapeutics, Inc 105,685
227,993 (a) X4 Pharmaceuticals, Inc 114,042
24,879 (a),(b) XBiotech, Inc 180,622
78,294 (a) Xencor, Inc 1,644,957
185,451 (a) Xeris Biopharma Holdings, Inc 597,152
9,988 (a) XOMA Corp 301,638
49,892 (a) Y-mAbs Therapeutics, Inc 723,933
78,566 (a) Zentalis Pharmaceuticals, Inc 214,485
55,640 (a) Zevra Therapeutics, Inc 453,466
58,961 (a),(b) Zura Bio Ltd 259,428
72,589 (a) Zymeworks, Inc 994,469
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 388,608,484
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
2,110 (a) American Realty Investors, Inc 29,561
131,809 (a) Anywhere Real Estate, Inc 508,783
504,937 (a) Compass, Inc 3,206,350
305,570 (a) Cushman & Wakefield plc 4,140,473
209,028 DigitalBridge Group, Inc 3,279,649
110,074 (b) eXp World Holdings, Inc 1,466,186
24,714 (a) Forestar Group, Inc 780,221
17,516 (a) FRP Holdings, Inc 507,964
153,067 Kennedy-Wilson Holdings, Inc 1,636,286
32,091 Marcus & Millichap, Inc 1,214,323
9,874 (a) Maui Land & Pineapple Co, Inc 217,129
178,811 Newmark Group, Inc 2,680,377
13,873 (a) Offerpad Solutions, Inc 41,758
841,480 (a) Opendoor Technologies, Inc 1,472,590
23,741 (a) Re/Max Holdings, Inc 290,590
128,847 (a),(b) Real Brokerage, Inc 703,504
159,473 (a) Redfin Corp 1,653,735
20,152 RMR Group, Inc 485,059
48,747 St. Joe Co 2,520,220
8,230 (a) Stratus Properties, Inc 183,447
28,670 (a) Tejon Ranch Co 456,140
1,691 (a) Transcontinental Realty Investors, Inc 46,807
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 27,521,152
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
63,818 (a),(b) ACM Research, Inc 1,199,459
36,387 (a),(b) Aehr Test Systems 512,329
30,740 (a) Alpha & Omega Semiconductor Ltd 1,015,650
51,499 (a) Ambarella, Inc 2,893,729
43,549 (a) Axcelis Technologies, Inc 3,715,165
28,763 (a) Ceva, Inc 671,185
16 (a),(c) China Energy Savings Technology, Inc 0
62,303 (a) Cohu, Inc 1,552,591
171,337 (a) Credo Technology Group Holding Ltd 6,459,405
60,961 (a) Diodes, Inc 3,564,999
25,997 (a),(b) Everspin Technologies, Inc 160,661
103,393 (a) Formfactor, Inc 3,926,866
44,229 (a) Ichor Holdings Ltd 1,205,683
30,495 (a) Impinj, Inc 5,793,745
223,059 (a),(b) indie Semiconductor, Inc 738,325
72,128 Kulicke & Soffa Industries, Inc 3,235,662
107,264 (a) MaxLinear, Inc 1,391,214
171,716 (a),(b) Navitas Semiconductor Corp 424,139
6,396 NVE Corp 482,067
41,128 (a) PDF Solutions, Inc 1,164,745
83,791 (a) Photronics, Inc 1,910,435
75,485 Power Integrations, Inc 4,561,559

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
18,565 (a),(b) QuickLogic Corp $ 137,752
144,346 (a) Rambus, Inc 6,902,626
192,739 (a),(b) Rigetti Computing, Inc 254,415
86,458 (a) Semtech Corp 3,820,579
43,084 (a) Silicon Laboratories, Inc 4,474,704
24,536 (a) SiTime Corp 4,146,829
37,108 (a),(b) SkyWater Technology, Inc 364,029
67,443 (a) SMART Global Holdings, Inc 1,015,017
52,152 (a) Synaptics, Inc 3,581,278
60,198 (a) Ultra Clean Holdings 2,013,623
73,250 (a) Veeco Instruments, Inc 2,108,135
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 75,398,600
SOFTWARE & SERVICES - 6.2%
154,489 (a) 8x8, Inc 344,510
94,696 A10 Networks, Inc 1,387,296
140,709 (a) ACI Worldwide, Inc 6,922,883
147,334 Adeia, Inc 1,831,362
29,995 (a) Agilysys, Inc 3,000,700
65,374 (a) Alarm.com Holdings, Inc 3,486,395
59,548 (a) Alkami Technology, Inc 2,180,052
76,498 (a) Altair Engineering, Inc 7,955,027
42,572 American Software, Inc (Class A) 449,135
103,285 (a) Amplitude, Inc 928,532
53,895 (a) Appian Corp 1,926,746
156,572 (a),(b) Applied Digital Corp 1,058,427
37,316 (a) Arteris, Inc 254,122
108,467 (a) Asana, Inc 1,295,096
25,633 (a) Asure Software, Inc 254,279
9,437 (a) AudioEye, Inc 201,008
169,749 (a) AvePoint, Inc 2,060,753
53,607 (a) Backblaze, Inc 387,043
137,937 (a) BigBear.ai Holdings, Inc 219,320
92,493 (a) BigCommerce Holdings, Inc 484,663
158,805 (a) Bit Digital, Inc 605,047
55,093 (a) Blackbaud, Inc 4,160,072
77,077 (a) BlackLine, Inc 4,267,754
313,403 (a) Blend Labs, Inc 1,137,653
187,960 (a) Box, Inc 5,969,610
87,423 (a) Braze, Inc 2,750,328
112,440 (a) C3.ai, Inc 2,769,397
52,366 (a) Cerence, Inc 159,455
234,455 (a) Cipher Mining, Inc 1,155,863
304,570 (a),(b) Cleanspark, Inc 3,231,488
117,173 (b) Clear Secure, Inc 4,309,623
201,276 (a) Clearwater Analytics Holdings, Inc 5,255,316
57,731 (a) Commvault Systems, Inc 9,017,005
25,392 (a) Consensus Cloud Solutions, Inc 563,195
234,470 (a) Core Scientific, Inc 3,116,106
52,678 (a) Couchbase, Inc 846,535
31,049 (a) CS Disco, Inc 182,568
10,570 (a) Dave, Inc 407,579
20,502 (a),(b) Digimarc Corp 635,152
127,855 (a) Digital Turbine, Inc 409,136
87,599 (a) DigitalOcean Holdings, Inc 3,467,168
41,771 (a) Domo, Inc 332,079
118,851 (a),(b) D-Wave Quantum, Inc 125,982
269,244 (a) E2open Parent Holdings, Inc 788,885
32,005 (a) eGain Corp 157,465
65,506 (a) Enfusion, Inc 583,658
67,658 (a) Envestnet, Inc 4,247,569
23,497 (a) EverCommerce, Inc 247,188
174,516 (a) Fastly, Inc 1,261,751

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
276,514 (a) Freshworks, Inc $ 3,235,214
76,767 (a) Grid Dynamics Holdings, Inc 1,222,131
32,648 Hackett Group, Inc 793,999
108,876 (a),(b) Hut 8 Corp 1,719,152
14,547 (a) IBEX Holdings Ltd 261,264
39,536 (a) iLearningEngines Holdings, Inc 59,304
49,632 Information Services Group, Inc 152,370
29,707 (a) Instructure Holdings, Inc 699,303
52,024 (a) Intapp, Inc 2,610,044
33,486 (b) InterDigital, Inc 5,037,634
107,882 (a) Jamf Holding Corp 1,795,157
113,547 (a) Kaltura, Inc 144,205
7,312 (a) Life360, Inc 313,465
88,287 (a) LiveRamp Holdings, Inc 2,209,824
365,694 (a),(b) Marathon Digital Holdings, Inc 6,132,688
355,903 (a) Matterport, Inc 1,622,918
34,938 (a) MeridianLink, Inc 767,239
59,675 (a) Mitek Systems, Inc 512,608
96,650 (a) N-able, Inc 1,182,030
196,981 (a) NCR Corp 2,523,327
101,692 (a),(b) NextNav, Inc 1,181,661
139,279 (a) Olo, Inc 697,788
42,356 (a) ON24, Inc 256,254
53,118 (a) OneSpan, Inc 886,008
62,240 (a) Pagaya Technologies Ltd 717,005
119,323 (a) PagerDuty, Inc 2,154,973
15,573 (b) Park City Group, Inc 299,780
104,723 (a),(b) Porch Group, Inc 227,249
5,611 (a) Prairie Operating Co 46,852
56,038 Progress Software Corp 3,591,475
60,276 (a) PROS Holdings, Inc 1,193,465
78,260 (a) Q2 Holdings, Inc 6,625,492
49,643 (a) Qualys, Inc 5,919,431
90,686 (a) Rackspace Technology, Inc 216,286
81,381 (a) Rapid7, Inc 3,289,420
96,176 (a),(b) Rekor Systems, Inc 100,985
68,658 (a) Rimini Street, Inc 121,525
380,034 (a),(b) Riot Platforms, Inc 3,511,514
41,552 Sapiens International Corp NV 1,532,438
48,973 (a) SEMrush Holdings, Inc 642,036
7,766 (a) Silvaco Group, Inc 48,538
73,130 SolarWinds Corp 956,540
385,333 (a),(b) SoundHound AI, Inc 1,938,225
11,953 (a) SoundThinking, Inc 126,582
165,863 (a) Sprinklr, Inc 1,232,362
67,023 (a) Sprout Social, Inc 1,775,439
49,639 (a) SPS Commerce, Inc 8,190,435
75,926 (a) Telos Corp 266,500
157,504 (a) Tenable Holdings, Inc 6,238,733
312,517 (a),(b) Terawulf, Inc 2,037,611
124,531 (a),(b) Thoughtworks Holding, Inc 552,918
10,937 (a),(b) Tucows, Inc 202,553
80,099 (a) Unisys Corp 553,484
147,372 (a) Varonis Systems, Inc 7,423,128
83,627 (a) Verint Systems, Inc 1,781,255
71,096 (a) Vertex, Inc 2,951,195
17,360 (a) Viant Technology, Inc 202,591
52,910 (a) Weave Communications, Inc 741,798
111,832 (a) WM Technology, Inc 86,681
67,451 (a) Workiva, Inc 5,379,892
58,016 (a) Xperi, Inc 529,686
132,185 (a) Yext, Inc 957,019

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
237,822 (a) Zeta Global Holdings Corp $ 6,582,913
180,434 (a) Zuora, Inc 1,786,297
TOTAL SOFTWARE & SERVICES 217,535,864
TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
30,205 (a) 908 Devices, Inc 94,693
103,824 (a) ADTRAN Holdings, Inc 630,731
50,140 Advanced Energy Industries, Inc 5,441,694
27,230 (a),(b) Aeva Technologies, Inc 100,206
50,294 (a),(b) Applied Optoelectronics, Inc 785,592
129,115 (a) Arlo Technologies, Inc 1,311,808
15,093 (a) Aviat Networks, Inc 308,652
38,834 Badger Meter, Inc 7,768,742
2,347 Bel Fuse, Inc 237,868
13,903 Bel Fuse, Inc (Class B) 1,048,564
54,072 Belden CDT, Inc 6,157,179
47,165 Benchmark Electronics, Inc 2,042,245
78,438 (a) Calix, Inc 2,775,136
17,023 (a) Clearfield, Inc 611,636
5,413 Climb Global Solutions, Inc 554,237
281,123 (a) CommScope Holding Co, Inc 1,891,958
31,990 (b) CompoSecure, Inc 483,369
60,480 (a) Corsair Gaming, Inc 387,979
5,715 (a) CPI Card Group, Inc 122,873
41,171 CTS Corp 2,037,553
44,078 (a) Daktronics, Inc 574,336
34,234 (a) Diebold Nixdorf, Inc 1,584,350
46,873 (a) Digi International, Inc 1,357,911
74,749 (a) Eastman Kodak Co 352,815
35,121 (a) ePlus, Inc 3,124,013
177,584 (a),(b) Evolv Technologies Holdings, Inc 381,806
163,065 (a) Extreme Networks, Inc 2,434,560
48,659 (a) Fabrinet 11,725,359
25,759 (a) FARO Technologies, Inc 451,813
140,297 (a) Harmonic, Inc 1,555,894
42,335 Immersion Corp 356,884
271,730 (a),(b) Infinera Corp 1,826,026
36,837 (a) Insight Enterprises, Inc 6,443,528
264,273 (a),(b) IonQ, Inc 3,972,023
55,526 (a) Iteris, Inc 399,232
61,299 (a) Itron, Inc 6,850,776
31,385 (a) Kimball Electronics, Inc 558,339
118,060 (a) Knowles Corp 2,044,799
155,618 (a),(b) Lightwave Logic, Inc 490,197
46,978 Methode Electronics, Inc 409,648
240,192 (a),(b) MicroVision, Inc 242,594
263,337 (a) Mirion Technologies, Inc 3,897,388
45,049 Napco Security Technologies, Inc 1,733,486
37,896 (a) Netgear, Inc 830,680
93,747 (a) Netscout Systems, Inc 1,971,499
59,828 (a) nLight, Inc 746,653
47,475 (a) Novanta, Inc 8,082,144
21,933 (a) OSI Systems, Inc 2,899,762
58,818 (a) Ouster, Inc 389,963
48,246 (a) PAR Technology Corp 2,846,032
15,952 PC Connection, Inc 1,015,345
36,279 (a) Plexus Corp 5,227,804
122,402 (a) Powerfleet, Inc 615,682
114,929 (a) Ribbon Communications, Inc 409,147
15,463 Richardson Electronics Ltd 212,462
25,481 (a) Rogers Corp 2,555,235
71,656 (a) Sanmina Corp 5,023,086
33,317 (a) Scansource, Inc 1,412,974

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
249,482 (a),(b) SmartRent, Inc $ 421,625
136,936 (a) TTM Technologies, Inc 3,072,844
23,429 (a) Turtle Beach Corp 374,161
164,754 (a) Viasat, Inc 1,581,638
298,029 (a) Viavi Solutions, Inc 2,747,827
168,514 Vishay Intertechnology, Inc 2,857,997
16,057 (a) Vishay Precision Group, Inc 372,683
153,872 Xerox Holdings Corp 1,257,134
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 134,484,869
TELECOMMUNICATION SERVICES - 1.0%
13,748 (a) Anterix, Inc 446,535
178,445 (a),(b) AST SpaceMobile, Inc 4,248,775
14,813 ATN International, Inc 310,480
31,861 (a) Bandwidth, Inc 621,290
58,763 Cogent Communications Group, Inc 4,716,906
81,562 (a) Consolidated Communications Holdings, Inc 378,040
162,396 (a) EchoStar Corp (Class A) 4,069,644
992,264 (a) Globalstar, Inc 1,041,877
90,915 (a),(b) Gogo, Inc 595,493
21,037 IDT Corp 987,266
43,021 (a) Liberty Latin America Ltd (Class A) 421,176
173,125 (a) Liberty Latin America Ltd (Class C) 1,675,850
1,349,612 (a) Lumen Technologies, Inc 8,624,021
29,212 (a) Ooma, Inc 349,376
66,225 Shenandoah Telecom Co 916,554
24,019 Spok Holdings, Inc 373,976
131,096 Telephone and Data Systems, Inc 3,900,106
TOTAL TELECOMMUNICATION SERVICES 33,677,365
TRANSPORTATION - 1.3%
65,864 (a) Air Transport Services Group, Inc 1,135,495
20,123 Allegiant Travel Co 1,308,196
31,391 ArcBest Corp 3,270,314
76,928 (a) Blade Air Mobility, Inc 276,556
50,817 Costamare, Inc 691,619
11,167 Covenant Logistics Group, Inc 565,050
33,254 (b) Forward Air Corp 1,174,864
56,882 (a),(b) Frontier Group Holdings, Inc 345,843
134,966 FTAI Infrastructure, Inc 1,089,176
57,052 Genco Shipping & Trading Ltd 897,998
163,178 Golden Ocean Group Ltd 1,749,268
63,458 Heartland Express, Inc 685,664
166,284 (a),(b) Hertz Global Holdings, Inc 462,270
38,844 Himalaya Shipping Ltd 254,817
82,469 Hub Group, Inc (Class A) 3,578,330
412,246 (a) JetBlue Airways Corp 2,349,802
546,290 (a),(b) Joby Aviation, Inc 2,622,192
78,738 Marten Transport Ltd 1,218,864
45,329 Matson, Inc 7,021,009
8,979 (a) PAM Transportation Services, Inc 138,995
47,422 Pangaea Logistics Solutions Ltd 304,449
19,450 (a) Proficient Auto Logistics, Inc 159,296
51,631 (a) Radiant Logistics, Inc 343,346
178,770 (a) RXO, Inc 5,039,526
75,940 (b) Safe Bulkers, Inc 318,189
15,222 (a),(b) Sky Harbour Group Corp 168,051
52,507 (a) Skywest, Inc 4,998,666
63,555 (b) Spirit Airlines, Inc 152,532
49,955 (a) Sun Country Airlines Holdings, Inc 701,868
9,065 Universal Truckload Services, Inc 381,093
82,275 Werner Enterprises, Inc 3,035,125

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
121,707 (a),(b) Wheels Up Experience, Inc $ 248,282
TOTAL TRANSPORTATION 46,686,745
UTILITIES - 2.8%
77,164 Allete, Inc 4,931,551
102,994 (a) Altus Power, Inc 354,299
49,835 American States Water Co 4,109,394
104,581 Avista Corp 3,919,696
89,983 Black Hills Corp 5,326,094
159,919 Brookfield Infrastructure Corp 6,569,472
56,339 (a),(b) Cadiz, Inc 171,270
77,310 California Water Service Group 4,017,028
29,056 Chesapeake Utilities Corp 3,480,618
20,522 Consolidated Water Co, Inc 487,603
19,360 Genie Energy Ltd 304,339
17,733 Global Water Resources, Inc 221,485
221,529 Hawaiian Electric Industries, Inc 2,275,103
48,730 MGE Energy, Inc 4,409,578
23,404 Middlesex Water Co 1,432,091
83,866 (a) Montauk Renewables, Inc 463,779
130,976 New Jersey Resources Corp 6,010,489
51,118 Northwest Natural Holding Co 1,987,979
82,411 NorthWestern Corp 4,405,692
73,971 ONE Gas, Inc 5,271,913
72,086 Ormat Technologies, Inc 5,696,236
54,943 Otter Tail Corp 4,314,124
119,624 PNM Resources, Inc 5,208,429
135,522 Portland General Electric Co 6,423,743
25,021 (a) Pure Cycle Corp 263,221
10,847 RGC Resources, Inc 222,038
43,856 SJW Corp 2,441,025
81,172 Southwest Gas Holdings Inc 5,945,849
73,262 Spire, Inc 4,678,511
147,482 (a),(b) Sunnova Energy International, Inc 895,216
21,828 Unitil Corp 1,263,623
18,741 York Water Co 659,121
TOTAL UTILITIES 98,160,609
TOTAL COMMON STOCKS
(Cost $2,403,518,958) 3,499,219,898
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 203
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,753
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,140
TOTAL RIGHTS/WARRANTS
(Cost $37,315) 41,140
TOTAL LONG-TERM INVESTMENTS
(Cost $2,403,556,273) 3,499,261,038
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.7%
94,748,342 (d) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (e) 94,748,342
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $94,748,342) 94,748,342

Small Cap Blend Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0.5%
$ 14,253,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/24 $ 14,251,220
3,325,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 11/21/24 3,316,282
TOTAL GOVERNMENT AGENCY DEBT 17,567,502
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 12/17/24 4,970,784
TOTAL TREASURY DEBT 4,970,784
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,539,738) 22,538,286
TOTAL INVESTMENTS - 102.7%
(Cost $2,520,844,353) 3,616,547,666
OTHER ASSETS & LIABILITIES, NET - (2.7)% (95,279,338)
NET ASSETS - 100.0% $ 3,521,268,328
REIT Real Estate Investment Trust
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $140,453,532.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
Investments made with cash collateral received from securities on loan.
(e)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 205 12/20/24  $ 22,936,035 $ 22,638,150 $ (297,885)

Portfolios of Investments October 31, 2024
Emerging Markets Equity Index

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.6%
COMMON STOCKS - 98.6%
BRAZIL - 4.7%
4,290,597 Ambev S.A. $ 9,381,436
534,400 (a) Atacadao S.A. 692,393
5,096,746 B3 SA-Brasil Bolsa Balcao 9,363,151
1,338,028 Banco Bradesco S.A. 2,948,758
4,624,204 Banco Bradesco S.A. (Preference) 11,494,717
1,003,300 Banco BTG Pactual S.A. - Unit 5,643,985
1,499,166 Banco do Brasil S.A. 6,828,183
602,948 BB Seguridade Participacoes S.A. 3,574,362
533,200 (a) BRF S.A. 2,419,318
557,800 Caixa Seguridade Participacoes S 1,389,458
1,034,145 Centrais Eletricas Brasileiras S.A. 6,792,452
164,992 Centrais Eletricas Brasileiras S.A. 1,204,711
738,042 Cia de Concessoes Rodoviarias 1,563,946
382,758 Cia de Saneamento Basico do Estado de Sao Paulo 6,096,690
1,575,576 Cia Energetica de Minas Gerais 3,098,876
964,800 Cia Paranaense de Energia 1,637,234
545,530 Cia Siderurgica Nacional S.A. 1,110,707
1,027,783 Cosan SA Industria e Comercio 2,101,471
145,780 CPFL Energia S.A. 826,378
622,900 (a) Embraer S.A. 5,223,787
214,752 Energisa S.A. 1,602,960
124,325 Engie Brasil Energia S.A. 891,861
1,030,750 Equatorial Energia S.A. 5,727,082
1,148,619 Gerdau S.A. (Preference) 3,636,065
4,172,850 (a),(b) Hapvida Participacoes e Investimentos S.A. 2,540,856
280,403 Hypera S.A. 1,071,962
226,651 Inter & Co, Inc 1,486,831
4,500,890 Investimentos Itau S.A. - PR 8,260,728
4,244,653 Itau Unibanco Holding S.A. 25,713,600
671,036 Klabin S.A. 2,421,390
1 Klabin S.A. (Preference) 1
764,449 Localiza Rent A Car 5,556,600
761,819 Natura & Co Holding S.A. 1,806,732
2,626,518 (a) NU Holdings Ltd 39,634,157
164,380 (a) Pagseguro Digital Ltd 1,321,615
899,685 Petro Rio S.A. 6,377,742
3,517,878 Petroleo Brasileiro S.A. 23,769,364
4,302,525 Petroleo Brasileiro S.A. (Preference) 26,726,578
1,097,195 Raia Drogasil S.A. 4,619,649
705,888 (b) Rede D'Or Sao Luiz S.A. 3,585,060
1,078,527 Rumo S.A. 3,712,690
1,142,019 Sendas Distribuidora S.A. 1,479,652
214,524 (a) StoneCo Ltd 2,381,216
683,387 Suzano SA 7,065,689
399,821 Telefonica Brasil S.A. 3,640,709
769,566 TIM S.A. 2,207,166
455,700 TOTVS S.A. 2,352,244
687,660 Ultrapar Participacoes S.A. 2,484,945
2,975,542 Vale S.A. 31,943,493
865,527 Vibra Energia S.A. 3,340,294
1,477,934 WEG S.A. 13,833,661
333,756 XP, Inc 5,827,380
TOTAL BRAZIL 330,411,985
CHILE - 0.4%
38,210,903 Banco de Chile 4,438,508
77,008 Banco de Credito e Inversiones 2,258,769
53,267,494 Banco Santander Chile S.A. 2,634,614
1,152,948 Cencosud S.A. 2,372,616

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CHILE (continued)
976,449 Empresas CMPC S.A. $ 1,554,933
427,303 Empresas COPEC S.A. 2,696,006
22,752,382 Enel Chile S.A. 1,207,408
18,656,126 Enersis S.A. 1,746,022
146,483,696 Lan Airlines S.A. 1,959,373
757,518 (a) SACI Falabella 2,719,098
126,874 Sociedad Quimica y Minera de Chile S.A. (Class B) 4,861,492
TOTAL CHILE 28,448,839
CHINA - 27.1%
104,300 360 Finance, Inc (ADR) 3,422,083
351,500 360 Security Technology, Inc 477,694
125,000 37 Interactive Entertainment Network Technology Group Co Ltd 286,685
667,000 AAC Technologies Holdings, Inc 2,694,015
45,400 Accelink Technologies Co Ltd 290,153
11,685 ACM Research Shanghai, Inc 175,197
30,375 Advanced Micro-Fabrication Equipment, Inc China 820,452
38,500 AECC Aero-Engine Control Co Ltd 129,702
135,300 AECC Aviation Power Co Ltd 813,403
25,467,043 Agricultural Bank of China Ltd 12,513,133
4,666,600 Agricultural Bank of China Ltd (Class A) 3,103,949
455,170 Aier Eye Hospital Group Co Ltd 926,028
499,090 (a) Air China Ltd 514,757
124,530 Airtac International Group 3,446,982
550,000 (a),(b),(c) Akeso, Inc 4,432,970
13,445,677 Alibaba Group Holding Ltd 164,471,644
4,500,284 (a),(c) Alibaba Health Information Technology Ltd 2,275,872
3,504,000 Aluminum Corp of China Ltd 2,232,577
785,700 Aluminum Corp of China Ltd (Class A) 841,556
15,390 Amlogic Shanghai Co Ltd 150,442
37,600 Angel Yeast Co Ltd 192,472
1,145,282 Anhui Conch Cement Co Ltd 3,326,863
206,200 Anhui Conch Cement Co Ltd (Class A) 775,473
100,758 Anhui Gujing Distillery Co Ltd 1,542,683
20,900 Anhui Gujing Distillery Co Ltd (Class A) 554,547
119,100 Anhui Jianghuai Automobile Group Corp Ltd 685,440
28,400 Anhui Kouzi Distillery Co Ltd 154,733
28,600 Anhui Yingjia Distillery Co Ltd 241,886
23,660 Anker Innovations Technology Co Ltd 266,679
1,124,886 Anta Sports Products Ltd 12,006,113
15,400 Asymchem Laboratories Tianjin Co Ltd 179,830
30,100 Autobio Diagnostics Co Ltd 190,404
62,200 Autohome, Inc (ADR) 1,747,820
130,200 Avary Holding Shenzhen Co Ltd 685,397
1,054,861 AviChina Industry & Technology Co Ltd 566,599
14,700 AVICOPTER plc 86,798
449,300 (a) BAIC BluePark New Energy Technology Co Ltd 521,270
2,035,612 (a) Baidu, Inc 23,228,004
1,235,616 Bank of Beijing Co Ltd 982,097
259,086 Bank of Changsha Co Ltd 310,580
247,205 Bank of Chengdu Co Ltd 535,671
2,077,343 Bank of China Ltd - A 1,407,811
72,992,425 Bank of China Ltd - H 34,644,375
2,235,200 Bank of Communications Co Ltd - A 2,235,169
8,510,934 Bank of Communications Co Ltd - H 6,446,052
259,700 Bank of Hangzhou Co Ltd 506,118
1,185,010 Bank of Jiangsu Co Ltd 1,468,481
658,000 Bank of Nanjing Co Ltd 948,781
342,168 Bank of Ningbo Co Ltd 1,230,197
731,809 Bank of Shanghai Co Ltd 797,809
320,800 Bank of Suzhou Co Ltd 344,511
1,345,900 Baoshan Iron & Steel Co Ltd 1,235,155
611,726 (a) BeiGene Ltd 9,634,411

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
178,400 Beijing Enlight Media Co Ltd $ 221,998
506,500 Beijing Enterprises Holdings Ltd 1,659,467
3,803,583 Beijing Enterprises Water Group Ltd 1,132,471
24,376 Beijing Kingsoft Office Software, Inc 881,264
79,600 Beijing New Building Materials plc 348,998
61,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd 126,057
9,115 Beijing Roborock Technology Co Ltd 302,238
97,320 Beijing Tiantan Biological Products Corp Ltd 294,466
70,200 Beijing Tongrentang Co Ltd 390,872
54,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 548,698
224,900 Beijing Yanjing Brewery Co Ltd 321,303
2,515,700 Beijing-Shanghai High Speed Railway Co Ltd 1,919,790
16,520 Bethel Automotive Safety Systems Co Ltd 112,576
206,527 (a) Bilibili, Inc 4,563,016
26,921 Bloomage Biotechnology Corp Ltd 227,394
186,900 (b) BOC Aviation Ltd 1,452,099
162,200 BOC International China Co Ltd 264,275
2,261,500 BOE Technology Group Co Ltd 1,484,314
3,966,000 Bosideng International Holdings Ltd 2,224,278
98,400 BYD Co Ltd 4,054,530
934,037 BYD Co Ltd (H shares) 33,736,113
709,500 BYD Electronic International Co Ltd 3,040,502
113,600 By-health Co Ltd 203,242
603,575 (c) C&D International Investment Group Ltd 1,141,296
383,350 Caitong Securities Co Ltd 445,587
22,695 (a) Cambricon Technologies Corp Ltd 1,445,362
27,137 Cathay Biotech, Inc 179,748
1,073,100 CGN Power Co Ltd 608,476
10,889,000 (b) CGN Power Co Ltd 3,913,920
16,900 Changchun High & New Technology Industry Group, Inc 247,729
269,545 Changjiang Securities Co Ltd 267,694
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 246,870
127,100 Chaozhou Three-Circle Group Co Ltd 663,739
59,600 Chifeng Jilong Gold Mining Co Ltd 157,745
9,327,530 China Citic Bank 5,813,342
2,446,000 China Coal Energy Co 3,051,332
2,790,000 China Communications Services Corp Ltd 1,498,923
791,800 China Construction Bank Corp - A 883,119
85,611,641 China Construction Bank Corp - H 66,454,879
257,400 China CSSC Holdings Ltd 1,328,937
880,200 (a) China Eastern Airlines Corp Ltd 475,294
1,330,900 China Energy Engineering Corp Ltd 437,830
2,820,000 China Everbright Bank Co Ltd - A 1,368,035
4,574,000 China Everbright Bank Co Ltd - H 1,546,097
3,307,000 (b) China Feihe Ltd 2,495,937
3,396,245 China Galaxy Securities Co Ltd 3,023,263
410,100 China Galaxy Securities Co Ltd (Class A) 839,144
2,487,268 China Gas Holdings Ltd 2,135,951
213,400 China Great Wall Securities Co Ltd 256,260
74,800 China Greatwall Technology Group Co Ltd 166,417
2,489,500 China Hongqiao Group Ltd 3,999,866
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,868
1,324,224 China Insurance International Holdings Co Ltd 2,280,908
95,000 China International Capital Corp Ltd 472,887
1,464,206 (b) China International Capital Corp Ltd 2,646,260
182,544 China Jushi Co Ltd 290,073
6,980,880 China Life Insurance Co Ltd 14,797,657
156,500 China Life Insurance Co Ltd (Class A) 921,552
348,000 (a),(b) China Literature Ltd 1,256,479
2,783,341 China Longyuan Power Group Corp Ltd 2,474,966
2,775,000 China Mengniu Dairy Co Ltd 6,214,499
3,557,868 China Merchants Bank Co Ltd 17,410,515

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
1,081,095 China Merchants Bank Co Ltd (Class A) $ 5,682,395
1,038,200 China Merchants Energy Shipping Co Ltd 980,703
477,300 China Merchants Expressway Network & Technology Holdings Co Ltd 779,676
1,342,894 China Merchants Holdings International Co Ltd 2,208,410
351,020 China Merchants Securities Co Ltd 949,689
438,000 China Merchants Shekou Industrial Zone Holdings Co Ltd 696,148
2,177,258 China Minsheng Banking Corp Ltd - A 1,156,896
7,428,014 (c) China Minsheng Banking Corp Ltd - H 2,758,902
3,249,000 China Molybdenum Co Ltd 2,689,405
918,300 China Molybdenum Co Ltd (Class A) 974,808
4,085,913 China National Building Material Co Ltd 1,738,315
256,700 China National Chemical Engineering Co Ltd 291,908
59,700 China National Medicines Corp Ltd 265,197
1,183,400 China National Nuclear Power Co Ltd 1,672,028
170,900 China Northern Rare Earth Group High-Tech Co Ltd 514,491
2,322,773 China Oilfield Services Ltd 2,173,343
3,349,794 China Overseas Land & Investment Ltd 6,400,846
396,700 China Pacific Insurance Group Co Ltd - A 2,052,893
2,357,419 China Pacific Insurance Group Co Ltd - H 8,186,970
4,296,000 China Power International Development Ltd 1,844,277
1,165,611 China Railway Group Ltd - A 1,050,638
3,970,000 China Railway Group Ltd - H 1,981,104
365,184 China Railway Signal & Communication Corp Ltd 322,117
77,800 China Rare Earth Resources And Technology Co Ltd 331,732
1,435,071 China Resources Beer Holdings Company Ltd 5,315,925
860,500 China Resources Gas Group Ltd 3,317,767
2,754,555 China Resources Land Ltd 9,182,125
45,334 China Resources Microelectronics Ltd 320,733
616,807 (b) China Resources Mixc Lifestyle Services Ltd 2,544,586
1,860,346 (b) China Resources Pharmaceutical Group Ltd 1,315,871
1,723,372 (c) China Resources Power Holdings Co 4,145,567
64,252 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 406,907
5,426,904 (a),(c) China Ruyi Holdings Ltd 1,332,569
440,200 China Shenhua Energy Co Ltd - A 2,477,662
3,099,000 China Shenhua Energy Co Ltd - H 13,418,425
1,682,000 (c) China Shipping Development Co Ltd 1,609,714
454,500 (a) China Southern Airlines Co Ltd (Class A) 394,004
2,240,710 China State Construction Engineering Corp Ltd 1,897,842
1,922,000 China State Construction International Holdings Ltd 2,823,380
1,369,000 China Three Gorges Renewables Group Co Ltd 915,148
91,800 China Tourism Group Duty Free Corp Ltd 875,795
44,130,778 (b) China Tower Corp Ltd 5,954,604
1,926,800 (c) China Vanke Co Ltd 1,834,432
588,700 China Vanke Co Ltd (Class A) 769,757
323,200 China XD Electric Co Ltd 375,177
1,367,600 China Yangtze Power Co Ltd 5,300,768
710,815 China Zheshang Bank Co Ltd 283,774
20,500 Chongqing Brewery Co Ltd 167,424
320,866 Chongqing Changan Automobile Co Ltd 597,263
1,012,352 Chongqing Rural Commercial Bank Co Ltd 793,905
111,500 Chongqing Zhifei Biological Products Co Ltd 445,094
1,767,833 Chow Tai Fook Jewellery Group Ltd 1,674,408
5,655,738 Citic Pacific Ltd 6,643,285
117,100 Citic Pacific Special Steel Group Co Ltd 199,393
1,623,732 (c) CITIC Securities Co Ltd 4,484,489
643,480 CITIC Securities Co Ltd (Class A) 2,542,938
38,080 CNGR Advanced Material Co Ltd 205,347
1,324,000 CNOOC Energy Technology & Services Ltd 812,177
394,800 CNPC Capital Co Ltd 490,736
231,780 Contemporary Amperex Technology Co Ltd 8,044,375
317,000 COSCO SHIPPING Development Co Ltd 118,110
455,500 COSCO SHIPPING Energy Transportation Co Ltd 838,417

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
628,010 COSCO SHIPPING Holdings Co Ltd - A $ 1,286,416
2,631,800 COSCO SHIPPING Holdings Co Ltd - H 3,897,525
10,881,496 (a),(c),(d) Country Garden Holdings Co Ltd 339,430
188,900 CSC Financial Co Ltd 675,219
76,200 CSPC Innovation Pharmaceutical Co Ltd 273,779
7,219,489 CSPC Pharmaceutical Group Ltd 5,344,825
1,194,000 Daqin Railway Co Ltd 1,093,171
324,600 Datang International Power Generation Co Ltd 134,528
56,200 Dong-E-E-Jiao Co Ltd 465,490
145,100 Dongfang Electric Corp Ltd 321,595
82,600 Dongxing Securities Co Ltd 127,726
742,185 East Money Information Co Ltd 2,418,791
25,577 Eastroc Beverage Group Co Ltd 761,877
54,200 Ecovacs Robotics Co Ltd 397,459
18,200 Empyrean Technology Co Ltd 255,597
717,328 ENN Energy Holdings Ltd 5,053,783
115,700 ENN Natural Gas Co Ltd 298,450
37,600 Eoptolink Technology, Inc Ltd 681,704
95,861 Eve Energy Co Ltd 654,387
182,800 Everbright Securities Co Ltd 445,156
314,783 (a) Everdisplay Optronics Shanghai Co Ltd 111,650
1,007,000 Far East Horizon Ltd 708,544
93,400 FAW Jiefang Group Co Ltd 113,138
95,600 Flat Glass Group Co Ltd 386,612
845,140 Focus Media Information Technology Co Ltd 856,707
229,564 Foshan Haitian Flavouring & Food Co Ltd 1,413,293
2,145,452 Fosun International 1,218,058
365,800 Founder Securities Co Ltd 444,830
745,800 Foxconn Industrial Internet Co Ltd 2,501,333
19,100 Fu Jian Anjoy Foods Co Ltd 230,103
89,400 Fuyao Glass Industry Group Co Ltd - A 715,326
549,298 (b) Fuyao Glass Industry Group Co Ltd - H 3,896,758
36,061 GalaxyCore, Inc 78,077
70,440 Ganfeng Lithium Group Co Ltd 336,222
18,185,795 (a),(c) GCL Technology Holdings Ltd 4,015,554
1,118,283 GD Power Development Co Ltd 760,736
5,310,828 Geely Automobile Holdings Ltd 9,335,896
268,600 GEM Co Ltd 263,341
1,030,000 (a),(c) Genscript Biotech Corp 1,575,461
293,100 GF Securities Co Ltd (Class A) 667,153
287,200 (b) Giant Biogene Holding Co ltd 1,947,888
27,468 GigaDevice Semiconductor, Inc 346,647
18,750 Ginlong Technologies Co Ltd 190,332
179,000 GoerTek, Inc 587,646
34,220 Gongniu Group Co Ltd 350,617
70,200 Gotion High-tech Co Ltd 224,271
1,996,766 Great Wall Motor Co Ltd 3,175,216
131,400 Great Wall Motor Co Ltd 483,835
160,900 Gree Electric Appliances, Inc of Zhuhai 984,421
143,700 GRG Banking Equipment Co Ltd 248,385
83,900 Guangdong Haid Group Co Ltd 517,535
2,596,000 Guangdong Investments Ltd 1,652,555
1,126,887 Guanghui Energy Co Ltd 1,209,572
222,800 Guangzhou Automobile Group Co Ltd 250,232
2,684,851 (c) Guangzhou Automobile Group Co Ltd - H 941,134
172,200 Guangzhou Baiyun International Airport Co Ltd 234,585
74,100 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 291,048
212,700 Guangzhou Haige Communications Group, Inc Co 338,152
86,900 Guangzhou Tinci Materials Technology Co Ltd 231,328
122,100 Guolian Securities Co Ltd 211,088
280,600 Guosen Securities Co Ltd 455,076
365,300 Guotai Junan Securities Co Ltd 974,087

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
339,630 Guoyuan Securities Co Ltd $ 404,350
1,524,000 (b) Haidilao International Holding Ltd 3,073,785
285,400 Haier Smart Home Co Ltd 1,172,898
2,147,600 Haier Smart Home Co Ltd 7,794,122
2,100,900 (a) Hainan Airlines Holding Co Ltd 408,392
650,200 (a) Hainan Airport Infrastructure Co Ltd 322,036
615,000 Haitian International Holdings Ltd 1,701,078
2,679,600 (c) Haitong Securities Co Ltd 2,231,847
394,700 Haitong Securities Co Ltd (Class A) 654,004
56,900 Hang Zhou Great Star Industrial Co Ltd 229,162
111,790 Hangzhou First Applied Material Co Ltd 293,454
46,500 Hangzhou Silan Microelectronics Co Ltd 202,224
16,000 Hangzhou Tigermed Consulting Co Ltd - A 141,570
1,072,000 (b) Hansoh Pharmaceutical Group Co Ltd 2,499,422
111,100 Hebei Yangyuan Zhihui Beverage Co Ltd 323,080
87,000 Heilongjiang Agriculture Co Ltd 189,467
232,900 Henan Shenhuo Coal & Power Co Ltd 584,778
170,070 Henan Shuanghui Investment & Development Co Ltd 595,127
616,000 Hengan International Group Co Ltd 1,818,961
370,520 Hengli Petrochemical Co Ltd 715,592
127,300 Hengtong Optic-electric Co Ltd 309,975
354,660 Hengyi Petrochemical Co Ltd 318,380
56,600 Hisense Home Appliances Group Co Ltd 223,056
316,000 (c) Hisense Kelon Electrical Holdings Co Ltd 1,001,179
81,700 Hisense Visual Technology Co Ltd 256,190
26,100 Hithink RoyalFlush Information Network Co Ltd 752,754
297,100 HLA Corp Ltd 237,743
41,000 Hoshine Silicon Industry Co Ltd 340,564
532,051 (b),(c) Hua Hong Semiconductor Ltd 1,488,091
555,400 Huadian Power International Corp Ltd (Class A) 450,300
97,400 Huadong Medicine Co Ltd 452,342
146,400 Huafon Chemical Co Ltd 166,858
69,000 Huagong Tech Co Ltd 380,659
240,100 Huaibei Mining Holdings Co Ltd 521,954
105,520 Hualan Biological Engineering, Inc 244,528
377,900 Huaneng Lancang River Hydropower, Inc 517,605
621,400 Huaneng Power International, Inc - A 633,971
3,747,110 Huaneng Power International, Inc - H 2,007,689
1,199,000 (b) Huatai Securities Co Ltd 2,029,508
216,000 Huatai Securities Co Ltd (Class A) 535,269
692,419 Huaxia Bank Co Ltd 688,159
154,873 Huayu Automotive Systems Co Ltd 328,583
181,906 Huazhu Group Ltd (ADR) 6,674,131
47,100 Hubei Jumpcan Pharmaceutical Co Ltd 199,915
24,100 Huizhou Desay Sv Automotive Co Ltd 411,981
93,600 Humanwell Healthcare Group Co Ltd 283,370
389,400 Hunan Valin Steel Co Ltd 256,871
98,096 Hundsun Technologies, Inc 368,968
10,535 Hwatsing Technology Co Ltd 284,945
118,634 Hygon Information Technology Co Ltd 2,139,571
121,200 Iflytek Co Ltd 780,667
15,260 Imeik Technology Development Co Ltd 455,943
3,456,505 Industrial & Commercial Bank of China Ltd - A 2,936,713
62,362,777 Industrial & Commercial Bank of China Ltd - H 37,408,690
1,101,200 Industrial Bank Co Ltd 2,830,661
376,480 Industrial Securities Co Ltd 345,578
22,800 Ingenic Semiconductor Co Ltd 233,302
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 458,799
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 397,925
343,300 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 205,354
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,271,753
1,292,700 Inner Mongolia Yitai Coal Co 2,996,764

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
186,500 Inner Mongolia Yuan Xing Energy Co Ltd $ 177,032
1,098,737 (a),(b) Innovent Biologics, Inc 4,776,401
76,900 Inspur Electronic Information Industry Co Ltd 502,783
447,185 (a),(c) iQIYI, Inc (ADR) 1,167,153
52,500 Isoftstone Information Technology Group Co Ltd 501,268
159,684 JA Solar Technology Co Ltd 434,491
32,000 JCHX Mining Management Co Ltd 179,742
1,006,249 (a),(b) JD Health International, Inc 3,601,716
1,848,600 (a),(b) JD Logistics, Inc 3,761,678
2,183,284 JD.com, Inc 44,275,313
302,900 Jiangsu Eastern Shenghong Co Ltd 336,540
1,280,000 Jiangsu Express 1,289,204
63,456 Jiangsu Hengli Hydraulic Co Ltd 461,607
384,219 Jiangsu Hengrui Pharmaceuticals Co Ltd 2,520,446
76,300 Jiangsu King's Luck Brewery JSC Ltd 471,605
55,400 Jiangsu Nhwa Pharmaceutical Co Ltd 206,380
151,400 Jiangsu Phoenix Publishing & Media Corp Ltd 214,131
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 822,000
11,050 Jiangsu Yangnong Chemical Co Ltd 89,824
28,500 Jiangsu Yoke Technology Co Ltd 254,048
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 280,176
157,000 Jiangsu Zhongtian Technology Co Ltd 347,711
992,000 Jiangxi Copper Co Ltd 1,668,651
100,300 Jiangxi Copper Co Ltd (Class A) 305,606
206,300 Jinduicheng Molybdenum Co Ltd 311,040
291,207 Jinko Solar Co Ltd 388,107
381,374 Jointown Pharmaceutical Group Co Ltd 277,204
113,200 Juneyao Airlines Co Ltd 203,150
232,000 Kanzhun Ltd (ADR) 3,375,600
567,094 KE Holdings, Inc (ADR) 12,436,371
2,686,000 (a) Kingdee International Software Group Co Ltd 2,811,853
884,800 Kingsoft Corp Ltd 3,049,238
2,063,401 (a),(b) Kuaishou Technology 12,159,639
98,000 Kuang-Chi Technologies Co Ltd 583,847
71,100 Kunlun Tech Co Ltd 405,084
66,443 Kweichow Moutai Co Ltd 14,270,622
139,300 LB Group Co Ltd 369,101
7,171,856 Lenovo Group Ltd 9,457,067
202,900 Lens Technology Co Ltd 640,560
50,700 Lepu Medical Technology Beijing Co Ltd 85,884
1,091,510 (a) Li Auto, Inc 13,725,834
2,005,000 Li Ning Co Ltd 4,091,017
140,900 Liaoning Port Co Ltd 30,526
454,100 Lingyi iTech Guangdong Co 572,375
58,900 Livzon Pharmaceutical Group, Inc 303,350
1,844,500 (b),(c) Longfor Group Holdings Ltd 2,988,102
369,224 LONGi Green Energy Technology Co Ltd 1,025,449
376,353 Luxshare Precision Industry Co Ltd 2,217,364
73,100 Luzhou Laojiao Co Ltd 1,393,778
108,370 Mango Excellent Media Co Ltd 382,062
28,120 Maxscend Microelectronics Co Ltd 376,927
195,200 Meihua Holdings Group Co Ltd 259,781
4,393,529 (a),(b) Meituan 103,820,719
966,700 Metallurgical Corp of China Ltd 453,859
324,300 (a),(c) Midea Group Co Ltd 3,047,313
181,400 Midea Group Co Ltd 1,818,416
334,800 MINISO Group Holding Ltd 1,677,798
3,616,000 (a) MMG Ltd 1,272,771
64,976 Montage Technology Co Ltd 624,119
279,184 Muyuan Foods Co Ltd 1,713,212
520,200 Nanjing Iron & Steel Co Ltd 317,449
191,000 Nanjing Securities Co Ltd 243,513

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
415,827 NARI Technology Co Ltd $ 1,519,421
134,469 National Silicon Industry Group Co Ltd 423,365
28,700 NAURA Technology Group Co Ltd 1,579,868
1,705,319 NetEase, Inc 27,436,524
104,200 New China Life Insurance Co Ltd - A 703,193
817,200 New China Life insurance Co Ltd - H 2,757,851
264,900 (a) New Hope Liuhe Co Ltd 365,089
1,320,227 New Oriental Education & Technology Group, Inc 8,262,052
78,600 Ninestar Corp 310,868
30,744 Ningbo Deye Technology Co Ltd 409,290
105,200 Ningbo Joyson Electronic Corp 245,911
37,700 Ningbo Orient Wires & Cables Co Ltd 299,901
90,000 Ningbo Sanxing Medical Electric Co Ltd 391,261
69,310 Ningbo Tuopu Group Co Ltd 421,210
454,000 Ningxia Baofeng Energy Group Co Ltd 1,014,242
1,219,000 (a) NIO, Inc 6,269,848
1,864,500 (b),(c) Nongfu Spring Co Ltd 6,946,857
1,222,626 Offshore Oil Engineering Co Ltd 932,070
208,900 (a) OFILM Group Co Ltd 517,872
27,740 Oppein Home Group, Inc 274,530
295,680 Orient Securities Co Ltd 437,722
384,500 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 155,463
612,017 (a) PDD Holdings, Inc (ADR) 73,803,130
9,474,220 People's Insurance Co Group of China Ltd 4,782,153
619,700 People's Insurance Co Group of China Ltd (Class A) 619,373
75,900 Pharmaron Beijing Co Ltd - A 311,724
6,360,306 PICC Property & Casualty Co Ltd 9,648,391
980,700 Ping An Bank Co Ltd 1,570,527
6,006,692 Ping An Insurance Group Co of China Ltd 37,216,140
582,500 Ping An Insurance Group Co of China Ltd (Class A) 4,583,023
443,900 Pingdingshan Tianan Coal Mining Co Ltd 633,158
13,542 Piotech, Inc 306,050
458,600 Poly Developments and Holdings Group Co Ltd 697,366
486,875 (b) Pop Mart International Group Ltd 4,401,782
1,587,078 Postal Savings Bank of China Co Ltd - A 1,163,297
8,048,000 (b) Postal Savings Bank of China Co Ltd - H 4,621,815
856,300 Power Construction Corp of China Ltd 663,077
264,300 (a) Qinghai Salt Lake Industry Co Ltd 666,507
74,200 Range Intelligent Computing Technology Group Co Ltd 333,467
15,200 Rockchip Electronics Co Ltd 188,281
593,400 Rongsheng Petrochemical Co Ltd 786,443
456,300 SAIC Motor Corp Ltd 825,562
173,200 Sailun Group Co Ltd 352,710
254,100 Sanan Optoelectronics Co Ltd 489,797
473,900 Sany Heavy Industry Co Ltd 1,216,553
268,691 Satellite Chemical Co Ltd 714,122
290,100 SDIC Capital Co Ltd 323,434
411,400 SDIC Power Holdings Co Ltd 879,385
83,900 (a) Seres Group Co Ltd 1,374,793
254,900 SF Holding Co Ltd 1,602,979
17,647 SG Micro Corp 221,013
712,371 Shaanxi Coal Industry Co Ltd 2,472,023
454,950 Shan XI Hua Yang Group New Energy Co Ltd 478,569
200,845 Shandong Gold Mining Co Ltd - A 739,101
715,624 (b) Shandong Gold Mining Co Ltd - H 1,417,712
66,800 Shandong Himile Mechanical Science & Technology Co Ltd 427,019
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 377,343
44,800 Shandong Linglong Tyre Co Ltd 122,444
673,600 Shandong Nanshan Aluminum Co Ltd 385,837
104,900 Shandong Sun Paper Industry JSC Ltd 191,921
2,083,390 Shandong Weigao Group Medical Polymer Co Ltd 1,299,757
90,417 Shanghai Baosight Software Co Ltd 341,575

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
817,362 Shanghai Baosight Software Co Ltd $ 1,237,173
707,900 Shanghai Electric Group Co Ltd 897,238
288,800 Shanghai Electric Power Co Ltd 387,622
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 462,825
11,107 Shanghai Friendess Electronic Technology Corp Ltd 295,086
72,400 Shanghai International Airport Co Ltd 355,874
451,300 Shanghai International Port Group Co Ltd 377,991
26,700 Shanghai M&G Stationery, Inc 108,849
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 373,553
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 1,015,210
1,614,630 Shanghai Pudong Development Bank Co Ltd 2,237,097
99,383 Shanghai Putailai New Energy Technology Co Ltd 234,968
348,100 Shanghai RAAS Blood Products Co Ltd 360,166
468,600 Shanghai Rural Commercial Bank Co Ltd 510,815
39,319 Shanghai United Imaging Healthcare Co Ltd 675,660
82,900 Shanghai Zhangjiang High-Tech Park Development Co Ltd 333,347
125,200 Shanxi Coal International Energy Group Co Ltd 233,837
463,400 Shanxi Lu'an Environmental Energy Development Co Ltd 949,529
62,320 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,760,665
474,570 Shanxi Xishan Coal & Electricity Power Co Ltd 549,371
484,700 Shenergy Co Ltd 587,600
69,000 Shengyi Technology Co Ltd 198,721
11,760 Shennan Circuits Co Ltd 172,405
1,055,300 Shenwan Hongyuan Group Co Ltd 789,442
30,780 Shenzhen Capchem Technology Co Ltd 166,325
387,400 Shenzhen Energy Group Co Ltd 362,857
26,500 Shenzhen Goodix Technology Co Ltd 333,846
60,927 Shenzhen Inovance Technology Co Ltd 475,710
59,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,214,232
44,500 Shenzhen New Industries Biomedical Engineering Co Ltd 429,025
47,700 Shenzhen Salubris Pharmaceuticals Co Ltd 215,794
59,469 Shenzhen Transsion Holdings Co Ltd 796,637
38,400 Shenzhen YUTO Packaging Technology Co Ltd 137,584
721,900 Shenzhou International Group Holdings Ltd 5,574,519
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 214,418
251,373 Sichuan Chuantou Energy Co Ltd 591,496
117,600 Sichuan Kelun Pharmaceutical Co Ltd 530,974
444,640 Sichuan Road and Bridge Group Co Ltd 478,255
52,400 Sieyuan Electric Co Ltd 562,613
282,000 Silergy Corp 4,375,051
208,200 Sinolink Securities Co Ltd 267,670
181,700 Sinoma International Engineering Co 263,702
1,246,000 Sinopharm Group Co Ltd 3,104,148
626,000 Sinotruk Hong Kong Ltd 1,691,000
1,664,000 (b),(c) Smoore International Holdings Ltd 2,172,435
261,456 SooChow Securities Co Ltd 299,106
542,900 Southwest Securities Co Ltd 366,919
46,200 Spring Airlines Co Ltd 357,340
104,020 Sungrow Power Supply Co Ltd 1,325,787
632,317 Sunny Optical Technology Group Co Ltd 4,113,219
78,000 Sunwoda Electronic Co Ltd 248,152
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 563,582
12,544 Suzhou Maxwell Technologies Co Ltd 204,610
32,760 Suzhou TFC Optical Communication Co Ltd 584,329
393,032 (a) TAL Education Group (ADR) 4,370,516
249,470 TBEA Co Ltd 495,552
833,690 TCL Technology Group Corp 621,318
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 332,065
5,784,691 Tencent Holdings Ltd 301,625,874
668,100 Tencent Music Entertainment Group (ADR) 7,435,953
347,100 Tian Di Science & Technology Co Ltd 299,879
76,200 Tianqi Lithium Corp 383,630

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
184,400 Tianshan Aluminum Group Co Ltd $ 214,307
86,500 Tianshui Huatian Technology Co Ltd 166,263
1,808,025 Tingyi Cayman Islands Holding Corp 2,637,716
1,088,000 Tongcheng Travel Holdings Ltd 2,461,524
83,500 TongFu Microelectronics Co Ltd 315,253
122,000 Tongkun Group Co Ltd 201,948
1,080,700 Tongling Nonferrous Metals Group Co Ltd 514,333
231,892 Tongwei Co Ltd 1,005,375
1,937,000 (b) Topsports International Holdings Ltd 645,403
869,661 Travelsky Technology Ltd 1,218,904
94,675 Trina Solar Co Ltd 333,433
487,000 (a) Trip.com Group Ltd 31,340,628
566,000 Tsingtao Brewery Co Ltd 3,651,214
40,300 Tsingtao Brewery Co Ltd (Class A) 379,822
34,299 Unigroup Guoxin Microelectronics Co Ltd 321,488
166,080 Unisplendour Corp Ltd 609,611
37,600 Universal Scientific Industrial Shanghai Co Ltd 78,471
44,300 Victory Giant Technology Huizhou Co Ltd 277,178
339,697 Vipshop Holdings Ltd (ADR) 4,905,225
123,000 (a) Wanda Film Holding Co Ltd 208,687
158,700 Wanhua Chemical Group Co Ltd 1,680,118
4,384,587 Want Want China Holdings Ltd 2,729,757
1,689,800 Weichai Power Co Ltd 2,553,392
356,600 Weichai Power Co Ltd (Class A) 669,518
41,920 Weihai Guangwei Composites Co Ltd 206,078
392,660 Wens Foodstuffs Group Co Ltd 1,028,281
118,300 Western Mining Co Ltd 292,399
255,800 Western Securities Co Ltd 294,341
24,665 Western Superconducting Technologies Co Ltd 174,646
62,790 Will Semiconductor Co Ltd 944,574
50,200 Wingtech Technology Co Ltd 307,134
1,538,900 Wintime Energy Group Co Ltd 303,630
125,768 Wuhan Guide Infrared Co Ltd 156,659
209,700 Wuliangye Yibin Co Ltd 4,329,748
98,790 WUS Printed Circuit Kunshan Co Ltd 560,511
127,404 WuXi AppTec Co Ltd - A 932,005
317,877 (b),(c) WuXi AppTec Co Ltd - H 2,113,986
3,342,801 (a),(b) Wuxi Biologics Cayman, Inc 7,101,452
561,100 XCMG Construction Machinery Co Ltd 611,795
201,636 Xiamen C & D, Inc 264,149
47,100 Xiamen Tungsten Co Ltd 128,678
13,718,436 (a),(b) Xiaomi Corp 47,052,810
74,862 Xinjiang Daqo New Energy Co Ltd 341,790
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 241,926
4,545,290 Xinyi Solar Holdings Ltd 2,331,127
1,156,489 (a),(c) XPeng, Inc 6,534,488
1,156,000 (b),(c) Yadea Group Holdings Ltd 1,996,708
182,600 Yantai Jereh Oilfield Services Group Co Ltd 860,448
3,355,204 (c) Yanzhou Coal Mining Co Ltd 4,365,612
506,195 Yanzhou Coal Mining Co Ltd (Class A) 1,097,475
69,953 Yealink Network Technology Corp Ltd 383,078
83,845 Yifeng Pharmacy Chain Co Ltd 279,691
71,500 Yihai Kerry Arawana Holdings Co Ltd 327,485
185,420 Yintai Gold Co Ltd 467,257
153,999 Yonyou Network Technology Co Ltd 245,925
437,100 Youngor Group Co Ltd 461,853
155,000 YTO Express Group Co Ltd 357,653
346,345 Yum China Holdings, Inc 15,277,278
269,100 Yunnan Aluminium Co Ltd 536,679
80,860 Yunnan Baiyao Group Co Ltd 649,473
337,400 Yunnan Chihong Zinc&Germanium Co Ltd 273,194
48,700 Yunnan Energy New Material Co Ltd 243,613

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
CHINA (continued)
228,500 Yunnan Tin Co Ltd $ 489,055
158,800 Yunnan Yuntianhua Co Ltd 513,919
76,600 Zangge Mining Co Ltd 308,298
33,195 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 1,095,309
1,333,641 Zhaojin Mining Industry Co Ltd 2,337,120
384,700 (a) Zhejiang Century Huatong Group Co Ltd 255,389
349,900 Zhejiang China Commodities City Group Co Ltd 525,033
119,716 Zhejiang Chint Electrics Co Ltd 393,151
180,800 Zhejiang Dahua Technology Co Ltd 417,017
30,420 Zhejiang Dingli Machinery Co Ltd 216,839
2,111,971 Zhejiang Expressway Co Ltd 1,399,255
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 183,827
68,828 Zhejiang Huayou Cobalt Co Ltd 300,060
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 271,793
168,600 Zhejiang Juhua Co Ltd 496,000
477,800 (a),(b),(c) Zhejiang Leapmotor Technologies Ltd 1,886,169
198,900 Zhejiang Longsheng Group Co Ltd 281,267
134,164 Zhejiang NHU Co Ltd 427,625
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd 277,534
35,967 Zhejiang Supcon Technology Co Ltd 243,458
26,400 Zhejiang Supor Co Ltd 194,144
137,400 Zhejiang Wanfeng Auto Wheel Co Ltd 399,411
58,370 Zhejiang Weiming Environment Protection Co Ltd 168,136
50,700 Zhejiang Weixing New Building Materials Co Ltd 106,244
745,100 Zhejiang Zheneng Electric Power Co Ltd 615,108
158,300 Zhengzhou Yutong Bus Co Ltd 539,131
201,800 Zheshang Securities Co Ltd 366,239
63,280 Zhongji Innolight Co Ltd 1,250,371
378,800 Zhongjin Gold Corp Ltd 752,625
691,500 Zhongsheng Group Holdings Ltd 1,063,381
301,900 Zhongtai Securities Co Ltd 288,857
44,389 Zhuzhou CRRC Times Electric Co Ltd 303,605
472,100 Zhuzhou CSR Times Electric Co Ltd 1,811,667
5,091,299 Zijin Mining Group Co Ltd 10,844,832
1,118,300 Zijin Mining Group Co Ltd (Class A) 2,623,161
328,700 Zoomlion Heavy Industry Science and Technology Co Ltd - A 321,245
208,400 ZTE Corp 884,494
664,864 ZTE Corp (Class H) 1,654,760
384,000 ZTO Express Cayman, Inc 8,856,236
TOTAL CHINA 1,909,225,177
COLOMBIA - 0.1%
219,410 BanColombia S.A. 1,874,176
411,863 BanColombia S.A. (Preference) 3,296,579
384,740 Interconexion Electrica S.A. ESP 1,528,440
TOTAL COLOMBIA 6,699,195
CZECH REPUBLIC - 0.1%
156,172 CEZ AS 6,051,540
58,462 Komercni Banka AS 2,020,111
160,838 (b) Moneta Money Bank AS 801,499
TOTAL CZECH REPUBLIC 8,873,150
EGYPT - 0.1%
2,046,994 Commercial International Bank 3,345,445
1,477,240 Eastern Tobacco 823,874
952,753 Talaat Moustafa Group 1,150,505
TOTAL EGYPT 5,319,824
GREECE - 0.4%
1,977,709 Alpha Services and Holdings S.A. 2,979,080
2,245,477 Eurobank Ergasias Services and Holdings S.A. 4,646,386
12,741 (a),(d) FF Group 139
158,231 Hellenic Telecommunications Organization S.A. 2,614,622
100,201 JUMBO S.A. 2,674,328
92,405 Mytilineos Holdings S.A. 3,246,323

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
GREECE (continued)
766,298 National Bank of Greece S.A. $ 6,003,732
162,163 OPAP S.A. 2,765,839
928,009 Piraeus Financial Holdings S.A. 3,496,582
193,680 Public Power Corp 2,546,407
TOTAL GREECE 30,973,438
HONG KONG - 0.1%
114,406 Orient Overseas International Ltd 1,559,494
9,053,331 Sino Biopharmaceutical Ltd 4,112,629
TOTAL HONG KONG 5,672,123
HUNGARY - 0.2%
473,571 MOL Hungarian Oil & Gas plc 3,286,364
185,520 OTP Bank Rt 9,236,298
122,934 Richter Gedeon Rt 3,551,055
TOTAL HUNGARY 16,073,717
INDIA - 18.6%
45,730 ABB Ltd India 4,027,885
135,787 Adani Enterprises Ltd 4,749,212
281,680 (a) Adani Green Energy Ltd 5,334,924
480,711 Adani Ports & Special Economic Zone Ltd 7,843,117
694,301 (a) Adani Power Ltd 4,874,795
533,689 Ambuja Cements Ltd 3,679,216
136,283 APL Apollo Tubes Ltd 2,461,262
85,778 Apollo Hospitals Enterprise Ltd 7,146,096
1,322,403 Ashok Leyland Ltd 3,266,562
337,729 Asian Paints Ltd 11,762,444
115,337 Astral Ltd 2,423,499
311,240 (b) AU Small Finance Bank Ltd 2,262,534
243,302 Aurobindo Pharma Ltd 4,032,989
142,276 (a),(b) Avenue Supermarts Ltd 6,640,366
2,021,950 Axis Bank Ltd 27,775,831
59,760 Bajaj Auto Ltd 6,979,616
245,476 Bajaj Finance Ltd 20,050,639
334,748 Bajaj Finserv Ltd 6,946,484
20,755 Bajaj Holdings & Investment Ltd 2,522,281
61,563 Balkrishna Industries Ltd 2,071,817
961,432 Bank of Baroda 2,859,108
3,370,664 Bharat Electronics Ltd 11,378,004
214,102 Bharat Forge Ltd 3,583,732
1,010,110 Bharat Heavy Electricals Ltd 2,859,402
1,386,611 Bharat Petroleum Corp Ltd 5,114,929
2,273,990 Bharti Airtel Ltd 43,525,244
6,206 Bosch Ltd 2,588,770
93,667 Britannia Industries Ltd 6,368,231
226,693 Cadila Healthcare Ltd 2,692,644
1,663,567 Canara Bank 2,021,390
553,323 CG Power & Industrial Solutions Ltd 4,621,051
365,060 Cholamandalam Investment and Finance Co Ltd 5,503,303
460,027 Cipla Ltd 8,462,990
1,717,893 Coal India Ltd 9,214,697
115,995 Colgate-Palmolive India Ltd 4,218,779
216,954 Container Corp Of India Ltd 2,181,571
116,320 Cummins India Ltd 4,824,961
437,784 Dabur India Ltd 2,807,222
100,932 Divi's Laboratories Ltd 7,054,186
29,400 Dixon Technologies India Ltd 4,905,086
681,999 DLF Ltd 6,629,489
507,005 Dr Reddy's Laboratories Ltd 7,668,842
115,836 Eicher Motors Ltd 6,722,847
2,241,447 GAIL India Ltd 5,311,046
2,228,879 (a) GMR Infrastructure Ltd 2,092,559
354,849 Godrej Consumer Products Ltd 5,406,766
99,772 (a) Godrej Properties Ltd 3,395,823

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDIA (continued)
222,884 Grasim Industries Ltd $ 7,138,005
208,982 Havells India Ltd 4,067,060
853,975 HCL Technologies Ltd 17,869,089
84,439 (b) HDFC Asset Management Co Ltd 4,309,042
3,748,979 HDFC Bank Ltd 77,059,173
844,645 (b) HDFC Life Insurance Co Ltd 7,214,544
104,542 Hero Honda Motors Ltd 6,181,608
1,207,222 Hindalco Industries Ltd 9,795,885
186,656 Hindustan Aeronautics Ltd 9,392,880
728,775 Hindustan Lever Ltd 21,880,598
869,747 Hindustan Petroleum Corp Ltd 3,932,740
4,627,537 ICICI Bank Ltd 70,984,329
211,706 (b) ICICI Lombard General Insurance Co Ltd 4,809,372
304,887 (b) ICICI Prudential Life Insurance Co Ltd 2,680,598
3,182,624 (a) IDFC First Bank Ltd 2,486,333
717,839 Indian Hotels Co Ltd 5,756,916
2,773,524 Indian Oil Corp Ltd 4,674,444
227,529 Indian Railway Catering & Tourism Corp Ltd 2,216,164
1,082,058 (a) Indus Towers Ltd 4,366,028
253,647 IndusInd Bank Ltd 3,173,268
60,182 Info Edge India Ltd 5,310,094
2,939,084 Infosys Technologies Ltd 61,322,939
166,766 (a),(b) InterGlobe Aviation Ltd 8,011,351
2,709,211 ITC Ltd 15,718,541
274,810 Jindal Stainless Ltd 2,200,173
318,524 Jindal Steel & Power Ltd 3,476,301
319,471 JSW Energy Ltd 2,575,347
549,517 JSW Steel Ltd 6,274,147
292,311 Jubilant Foodworks Ltd 1,997,068
966,047 Kotak Mahindra Bank Ltd 19,833,147
600,404 Larsen & Toubro Ltd 25,791,369
63,032 (b) LTIMindtree Ltd 4,265,301
201,369 Lupin Ltd 5,224,876
253,374 (b) Macrotech Developers Ltd 3,622,343
821,893 Mahindra & Mahindra Ltd 26,540,922
85,268 (a) Mankind Pharma Ltd 2,698,302
402,469 Marico Ltd 3,058,007
110,133 Maruti Suzuki India Ltd 14,455,203
671,697 Max Healthcare Institute Ltd 8,108,298
89,550 Mphasis Ltd 3,052,394
2,066 MRF Ltd 3,004,764
95,097 Muthoot Finance Ltd 2,177,311
291,468 Nestle India Ltd 7,838,474
2,860,658 NHPC Ltd 2,800,763
897,317 NMDC Ltd 2,356,547
3,948,339 NTPC Ltd 19,096,466
525,444 Oil India Ltd 2,944,570
19,313 Oracle Financial Services Software Ltd 2,492,539
4,719 Page Industries Ltd 2,418,089
246,739 (a) PB Fintech Ltd 4,985,226
89,252 Persistent Systems Ltd 5,682,806
722,367 Petronet LNG Ltd 2,850,528
166,440 Phoenix Mills Ltd 3,006,581
72,217 PI Industries Ltd 3,841,504
132,375 Pidilite Industries Ltd 4,942,859
46,176 Polycab India Ltd 3,541,508
1,345,886 Power Finance Corp Ltd 7,230,425
4,195,436 Power Grid Corp of India Ltd 15,959,349
150,724 Prestige Estates Projects Ltd 2,926,191
2,086,445 Punjab National Bank 2,423,404
461,716 Rail Vikas Nigam Ltd 2,575,567
1,180,875 REC Ltd 7,290,924

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
2,686,930 Reliance Industries Ltd $ 42,485,671
2,686,930 (a) Reliance Industries Ltd 42,564,927
2,553,289 (a) Reliance Strategic Investments Ltd 9,765,871
2,432,439 Samvardhana Motherson International Ltd 5,211,698
244,066 SBI Cards & Payment Services Ltd 1,993,192
392,645 (b) SBI Life Insurance Co Ltd 7,559,501
7,222 Shree Cement Ltd 2,148,130
241,557 Shriram Finance Ltd 8,968,335
81,761 Siemens India Ltd 6,763,800
22,987 Solar Industries India Ltd 2,787,584
367,553 (b) Sona Blw Precision Forgings Ltd 2,989,763
126,974 SRF Ltd 3,376,089
1,616,773 State Bank of India 15,733,238
841,041 Sun Pharmaceutical Industries Ltd 18,456,864
54,006 Sundaram Finance Ltd 3,086,525
55,011 Supreme Industries Ltd 2,802,709
8,441,572 (a) Suzlon Energy Ltd 6,694,085
98,126 Tata Communications Ltd 2,066,272
807,600 Tata Consultancy Services Ltd 37,987,145
499,575 Tata Consumer Products Ltd 5,943,547
27,618 Tata Elxsi Ltd 2,301,041
2,040,761 Tata Motors Ltd 20,185,249
1,282,897 Tata Power Co Ltd 6,687,186
6,589,358 Tata Steel Ltd 11,580,945
470,349 Tech Mahindra Ltd 8,952,630
35,255 Thermax Ltd 2,063,428
314,572 Titan Co Ltd 12,184,878
90,276 Torrent Pharmaceuticals Ltd 3,431,447
145,452 Torrent Power Ltd 3,146,550
161,055 Trent Ltd 13,609,615
90,570 Tube Investments of India Ltd 4,815,149
202,674 TVS Motor Co Ltd 5,999,112
100,619 Ultra Tech Cement Ltd 13,212,871
1,397,982 Union Bank of India 1,938,652
245,378 United Spirits Ltd 4,222,293
383,500 UPL Ltd 2,521,046
1,035,387 Varun Beverages Ltd 7,360,330
1,319,272 Vedanta Ltd 7,262,158
21,185,912 (a) Vodafone Idea Ltd 2,037,108
1,177,898 Wipro Ltd 7,667,422
12,101,005 (a) Yes Bank Ltd 2,921,210
5,909,682 (a) Zomato Ltd 16,954,917
TOTAL INDIA 1,307,215,018
INDONESIA - 1.6%
15,838,054 Adaro Energy Indonesia Tbk PT 3,645,342
6,135,500 (a) Amman Mineral Internasional PT 3,575,847
16,886,854 Astra International Tbk PT 5,482,271
48,604,829 Bank Central Asia Tbk PT 31,742,561
12,079,318 Bank Negara Indonesia Persero Tbk PT 4,028,888
60,419,250 Bank Rakyat Indonesia 18,419,049
24,584,203 Barito Pacific Tbk PT 1,556,467
6,993,400 Chandra Asri Pacific Tbk PT 3,898,837
5,864,500 Charoen Pokphand Indonesia Tbk PT 1,961,684
765,298,176 (a) GoTo Gojek Tokopedia Tbk PT 3,303,435
2,279,005 Indah Kiat Pulp & Paper Tbk PT 1,170,586
2,207,641 Indofood CBP Sukses Makmur Tbk PT 1,733,621
18,359,800 Kalbe Farma Tbk PT 1,889,205
7,645,228 (a) Merdeka Copper Gold Tbk PT 1,181,839
32,082,678 PT Bank Mandiri Persero Tbk 13,619,698
3,949,170 PT Indofood Sukses Makmur Tbk 1,912,309
6,321,845 PT Unilever Indonesia Tbk 791,234
1,455,973 PT United Tractors Tbk 2,541,431

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INDONESIA (continued)
16,592,300 Sumber Alfaria Trijaya Tbk PT $ 3,509,808
43,438,583 Telkom Indonesia Persero Tbk PT 7,764,331
TOTAL INDONESIA 113,728,443
KOREA, REPUBLIC OF - 9.9%
35,415 (a) Alteogen, Inc 9,588,375
25,750 Amorepacific Corp 2,173,463
15,920 (a) Celltrion Pharm Inc 711,983
133,199 Celltrion, Inc 17,513,517
7,408 CJ CheilJedang Corp 1,465,725
20,619 (a) CosmoAM&T Co Ltd 1,529,823
46,371 Coway Co Ltd 2,118,554
63,074 Daewoo International Corp 2,366,903
76,624 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 1,474,810
39,710 Dongbu Insurance Co Ltd 3,129,906
51,719 Doosan Bobcat, Inc 1,392,545
385,979 (a) Doosan Heavy Industries and Construction Co Ltd 5,545,726
42,935 Ecopro BM Co Ltd 5,239,584
87,596 Ecopro Co Ltd 4,965,722
15,039 (a) Ecopro Materials Co Ltd 1,206,615
12,504 (a) Enchem Co Ltd 1,560,141
44,225 GS Holdings Corp 1,317,289
260,045 Hana Financial Group, Inc 11,219,510
21,252 Hanjin Kal Corp 1,297,115
62,136 Hankook Tire & Technology Co Ltd 1,582,515
5,885 Hanmi Pharm Co Ltd 1,358,474
39,619 Hanmi Semiconductor Co Ltd 2,577,522
94,414 Hanwha Chemical Corp 1,449,856
39,907 HD Hyundai Co Ltd 2,302,582
20,780 HD Hyundai Electric Co Ltd 4,863,633
19,617 (a) HD Hyundai Heavy Industries Co Ltd 2,583,034
102,734 (a) HLB, Inc 4,874,083
230,541 HMM Co Ltd 2,848,210
17,122 Honam Petrochemical Corp 1,176,963
20,149 HYBE Co Ltd 2,699,004
483,149 Hynix Semiconductor, Inc 63,250,881
63,742 Hyundai Engineering & Construction Co Ltd 1,283,775
31,420 Hyundai Glovis Co Ltd 2,764,402
37,899 (a) Hyundai Heavy Industries 5,014,450
52,374 Hyundai Mobis 9,413,323
118,936 Hyundai Motor Co 18,319,755
31,174 Hyundai Motor Co Ltd (2nd Preference) 3,601,724
20,847 Hyundai Motor Co Ltd (Preference) 2,354,308
73,347 Hyundai Steel Co 1,340,715
211,529 Industrial Bank of Korea 2,154,557
272,931 Kakao Corp 7,264,235
140,493 KakaoBank Corp 2,190,333
342,446 KB Financial Group, Inc 22,282,552
209,451 Kia Motors Corp 13,850,766
64,207 Korea Aerospace Industries Ltd 2,707,964
233,102 Korea Electric Power Corp 3,897,141
32,973 Korea Investment Holdings Co Ltd 1,829,966
4,562 Korea Zinc Co Ltd 3,287,312
126,898 Korean Air Lines Co Ltd 2,190,494
25,776 (a),(b) Krafton, Inc 6,162,269
29,414 KT Corp 937,869
92,576 KT&G Corp 7,353,698
34,280 (a) Kum Yang Co Ltd 1,020,721
15,174 Kumho Petrochemical Co Ltd 1,562,539
22,881 L&F Co Ltd 1,938,180
44,025 LG Chem Ltd 9,898,768
8,293 LG Chem Ltd (Preference) 1,248,555
82,499 LG Corp 4,508,210

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
263,913 LG Display Co Ltd $ 2,015,806
92,393 LG Electronics, Inc 5,949,940
41,296 (a) LG Energy Solution Ltd 12,119,149
8,690 LG Household & Health Care Ltd 2,080,362
11,674 LG Innotek Co Ltd 1,481,902
183,636 LG Telecom Ltd 1,330,946
13,453 LS Electric Co Ltd 1,409,951
83,858 Meritz Financial Group, Inc 6,206,275
204,405 Mirae Asset Daewoo Co Ltd 1,332,714
113,471 Naver Corp 13,879,974
11,325 NCSoft Corp 1,777,932
27,976 (b) Netmarble Corp 1,169,383
19,349 Orion Corp/Republic of Korea 1,394,502
64,217 POSCO 15,473,181
44,819 POSCO DX Co Ltd 875,599
27,252 POSCO Future M Co Ltd 4,376,755
16,103 (a),(b) Samsung Biologics Co Ltd 11,646,333
77,533 Samsung C&T Corp 6,546,604
48,048 Samsung Electro-Mechanics Co Ltd 4,085,282
4,214,486 Samsung Electronics Co Ltd 178,951,229
727,929 Samsung Electronics Co Ltd (Preference) 25,040,953
137,984 (a) Samsung Engineering Co Ltd 1,775,843
27,198 Samsung Fire & Marine Insurance Co Ltd 6,593,902
582,551 (a) Samsung Heavy Industries Co Ltd 4,018,317
68,371 Samsung Life Insurance Co Ltd 5,003,010
48,056 Samsung SDI Co Ltd 11,267,446
37,486 Samsung SDS Co Ltd 3,866,040
28,236 Samsung Techwin Co Ltd 7,471,057
386,620 Shinhan Financial Group Co Ltd 14,401,670
28,302 (a) SK Biopharmaceuticals Co Ltd 2,403,816
21,845 (a) SK Bioscience Co Ltd 852,838
60,485 (a) SK Innovation Co Ltd 5,111,050
85,523 (a) SK Square Co Ltd 5,164,719
49,598 SK Telecom Co Ltd 2,035,465
31,422 SK, Inc 3,362,491
15,683 SKC Co Ltd 1,692,348
51,998 S-Oil Corp 2,156,921
545,042 Woori Financial Group, Inc 6,067,960
107,349 Woori Investment & Securities Co Ltd 1,033,707
50,210 Yuhan Corp 5,012,148
TOTAL KOREA, REPUBLIC OF 696,198,164
KUWAIT - 0.7%
1,266,222 Boubyan Bank KSCP 2,302,257
1,897,405 Gulf Bank KSCP 1,939,914
8,956,883 Kuwait Finance House KSCP 21,028,518
628,464 Mabanee Co SAK 1,711,570
1,797,822 Mobile Telecommunications Co KSCP 2,674,550
7,066,234 National Bank of Kuwait SAKP 19,567,130
TOTAL KUWAIT 49,223,939
LUXEMBOURG - 0.0%
120,340 Reinet Investments S.C.A 3,339,827
TOTAL LUXEMBOURG 3,339,827
MALAYSIA - 1.4%
2,189,433 AMMB Holdings BHD 2,541,790
2,323,074 Axiata Group Bhd 1,194,594
6,062,752 Bumiputra-Commerce Holdings BHD 10,993,760
2,906,039 Digi.Com BHD 2,253,795
1,769,579 Gamuda BHD 3,435,402
1,831,975 Genting BHD 1,645,759
2,597,900 Genting Malaysia BHD 1,325,701
471,987 Hong Leong Bank BHD 2,201,966
2,017,870 IHH Healthcare Bhd 3,340,844

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
MALAYSIA (continued)
2,115,100 Inari Amertron Bhd $ 1,371,162
2,128,700 IOI Corp BHD 1,828,484
404,039 Kuala Lumpur Kepong BHD 1,968,597
4,690,149 Malayan Banking BHD 11,232,029
781,734 Malaysia Airports Holdings Bhd 1,810,181
1,962,800 Maxis Bhd 1,616,146
1,461,300 MISC Bhd 2,499,612
2,369,287 (b) MR DIY Group M Bhd 1,180,736
60,400 Nestle Malaysia Bhd 1,376,130
2,582,400 Petronas Chemicals Group Bhd 3,180,618
317,100 Petronas Dagangan BHD 1,297,127
1,103,300 Petronas Gas BHD 4,353,739
559,259 PPB Group BHD 1,777,530
3,188,924 Press Metal Aluminium Holdings Bhd 3,432,113
12,406,215 Public Bank Bhd 12,484,154
1,957,275 QL Resources Bhd 2,140,078
1,233,414 RHB Capital BHD 1,802,890
2,368,965 Sime Darby BHD 1,249,305
1,731,665 Sime Darby Plantation Bhd 1,815,988
2,080,700 Sunway BHD 2,066,920
1,018,951 Telekom Malaysia BHD 1,508,532
2,368,558 Tenaga Nasional BHD 7,577,345
3,231,900 YTL Corp BHD 1,444,760
2,150,600 YTL Power International BHD 1,498,009
TOTAL MALAYSIA 101,445,796
MEXICO - 2.0%
2,990,800 (e) Alfa S.A. de C.V. (Class A) 2,167,301
16,791,741 (c) America Movil SAB de C.V. 13,267,569
453,657 Arca Continental SAB de C.V. 3,883,954
682,649 (b) Banco del Bajio S.A. 1,517,491
13,647,197 Cemex S.A. de C.V. 7,188,658
451,310 Coca-Cola Femsa SAB de C.V. 3,755,823
2,546,100 Fibra Uno Administracion S.A. de C.V. 2,931,715
1,576,977 Fomento Economico Mexicano S.A. de C.V. 15,307,541
155,575 Gruma SAB de C.V. 2,687,371
258,300 Grupo Aeroportuario del Centro Norte Sab de C.V. 2,163,655
343,645 (c) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 5,958,723
154,061 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,120,484
1,105,289 (c) Grupo Bimbo S.A. de C.V. (Series A) 3,433,607
523,752 (c) Grupo Carso S.A. de C.V. (Series A1) 3,149,134
255,200 (a),(c) Grupo Comercial Chedraui S.a. DE C.V. 1,614,777
2,301,928 Grupo Financiero Banorte S.A. de C.V. 16,028,768
1,532,144 (a),(c) Grupo Financiero Inbursa S.A. 3,440,327
2,720,132 Grupo Mexico S.A. de C.V. (Series B) 14,231,771
179,604 (a) Industrias Penoles S.A. de C.V. 2,821,227
1,233,595 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 1,771,218
890,800 (c) Operadora De Sites Mexicanos SAB de C.V. 780,415
843,823 (c) Orbia Advance Corp SAB de C.V. 774,262
871,657 ProLogis Property Mexico S.A. de C.V. 2,917,358
155,580 Promotora y Operadora de Infraestructura SAB de C.V. 1,357,024
79,185 Southern Copper Corp 8,674,717
4,698,689 Wal-Mart de Mexico SAB de C.V. 12,919,956
TOTAL MEXICO 138,864,846
PERU - 0.2%
147,622 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,927,943
59,414 Credicorp Ltd 10,939,900
TOTAL PERU 12,867,843
PHILIPPINES - 0.6%
212,923 Ayala Corp 2,518,807
5,809,293 Ayala Land, Inc 3,258,850
1,645,763 Bank of the Philippine Islands 4,042,662
2,127,777 BDO Unibank, Inc 5,568,779

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
PHILIPPINES (continued)
937,263 International Container Term Services, Inc $ 6,387,130
2,164,956 JG Summit Holdings (Series B) 905,325
421,430 Jollibee Foods Corp 1,920,068
266,441 Manila Electric Co 2,246,706
1,622,680 Metropolitan Bank & Trust 2,115,068
67,905 PLDT, Inc 1,668,828
189,105 SM Investments Corp 3,049,243
8,929,468 SM Prime Holdings 4,696,746
763,937 Universal Robina Corp 1,281,382
TOTAL PHILIPPINES 39,659,594
POLAND - 0.8%
76,147 Alior Bank S.A. 1,663,946
501,436 (a),(b) Allegro.eu S.A. 4,412,399
161,383 Bank Pekao S.A. 5,646,184
35,758 Bank Zachodni WBK S.A. 4,009,835
12,659 (a) BRE Bank S.A. 1,780,214
11,223 Budimex S.A. 1,403,594
57,524 CD Projekt S.A. 2,316,044
42,137 (a),(b) Dino Polska S.A. 3,491,810
116,568 KGHM Polska Miedz S.A. 4,362,869
982 LPP S.A. 3,573,811
793,133 (a) PGE Polska Grupa Energetyczna S.A. 1,371,168
609,639 Polski Koncern Naftowy Orlen S.A. 7,960,099
756,515 Powszechna Kasa Oszczednosci Bank Polski S.A. 10,511,205
528,861 Powszechny Zaklad Ubezpieczen S.A. 5,244,820
TOTAL POLAND 57,747,998
QATAR - 0.8%
1,909,676 Barwa Real Estate Co 1,496,337
2,740,225 Commercial Bank PSQC 3,198,339
1,655,601 Dukhan Bank 1,676,538
1,367,133 Industries Qatar QSC 5,005,703
4,928,843 Masraf Al Rayan QSC 3,207,059
4,931,512 Mesaieed Petrochemical Holding Co 2,141,979
798,765 Ooredoo QPSC 2,509,715
386,003 Qatar Electricity & Water Co QSC 1,718,227
684,532 Qatar Fuel QSC 2,882,141
2,904,837 Qatar Gas Transport Co Ltd 3,413,297
815,095 Qatar International Islamic Bank QSC 2,348,351
1,511,658 Qatar Islamic Bank SAQ 8,500,200
3,976,225 Qatar National Bank QPSC 18,925,066
TOTAL QATAR 57,022,952
ROMANIA - 0.1%
470,646 NEPI Rockcastle NV 3,693,890
TOTAL ROMANIA 3,693,890
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate 2,817
TOTAL RUSSIA 12,291
SAUDI ARABIA - 3.9%
129,013 ACWA Power Co 15,774,095
338,605 Ades Holding Co 1,781,058
101,032 (a) Advanced Petrochemical Co 977,851
1,725,623 Al Rajhi Bank 40,320,232
35,830 (a) Al Rajhi Co for Co-operative Insurance 1,706,030
1,048,096 Alinma Bank 7,831,062
216,692 Almarai Co JSC 3,173,004
781,292 Arab National Bank 3,929,308
20,234 Arabian Internet & Communications Services Co 1,370,761
530,519 Bank AlBilad 5,189,879
412,240 (a) Bank Al-Jazira 1,799,638
485,694 Banque Saudi Fransi 4,021,905

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SAUDI ARABIA (continued)
73,102 Bupa Arabia for Cooperative Insurance Co $ 3,920,106
67,306 Co for Cooperative Insurance 2,510,486
29,669 Dallah Healthcare Co 1,260,796
513,066 (a) Dar Al Arkan Real Estate Development Co 2,271,757
80,514 Dr Sulaiman Al Habib Medical Services Group Co 6,135,503
21,253 Elm Co 5,773,220
340,437 Etihad Etisalat Co 4,687,324
486,768 Jarir Marketing Co 1,711,485
384,314 Mobile Telecommunications Co Saudi Arabia 1,079,887
83,678 Mouwasat Medical Services Co 2,090,277
35,387 Nahdi Medical Co 1,161,389
66,032 Power & Water Utility Co for Jubail & Yanbu 1,030,974
1,293,032 Riyad Bank 8,838,181
225,005 SABIC Agri-Nutrients Co 6,805,339
325,926 Sahara International Petrochemical Co 2,279,042
22,851 SAL Saudi Logistics Services 1,674,045
1,121,461 (a) Saudi Arabian Mining Co 16,789,203
4,080,778 (b) Saudi Arabian Oil Co 29,312,454
46,871 Saudi Aramco Base Oil Co 1,458,738
861,866 Saudi Awwal Bank 7,757,931
818,391 Saudi Basic Industries Corp 15,841,794
715,470 Saudi Electricity Co 3,117,285
318,734 Saudi Industrial Investment Group 1,509,988
538,989 Saudi Investment Bank 1,889,235
657,406 (a) Saudi Kayan Petrochemical Co 1,359,116
2,566,268 Saudi National Bank 22,559,867
30,417 (a) Saudi Research & Media Group 2,411,842
41,465 Saudi Tadawul Group Holding Co 2,625,268
1,792,925 Saudi Telecom Co 20,122,435
488,578 Savola Group 3,344,185
246,271 Yanbu National Petrochemical Co 2,604,583
TOTAL SAUDI ARABIA 273,808,558
SOUTH AFRICA - 2.9%
757,189 Absa Group Ltd 7,242,472
66,186 Anglo American Platinum Ltd 2,601,599
335,855 Aspen Pharmacare Holdings Ltd 3,400,270
288,343 Bid Corp Ltd 6,822,591
298,156 Bidvest Group Ltd 4,824,799
77,834 Capitec Bank Holdings Ltd 14,060,774
209,514 Clicks Group Ltd 4,472,405
485,285 Discovery Ltd 4,976,333
256,038 (c) Exxaro Resources Ltd 2,414,461
4,528,452 (c) FirstRand Ltd 19,896,633
781,444 Gold Fields Ltd 12,886,848
486,869 Harmony Gold Mining Co Ltd 5,282,224
791,366 Impala Platinum Holdings Ltd 5,223,434
55,279 Kumba Iron Ore Ltd 1,040,989
1,507,391 MTN Group Ltd 7,483,944
156,838 Naspers Ltd 37,068,261
417,826 Nedbank Group Ltd 7,039,527
294,987 Northam Platinum Holdings Ltd 2,178,855
4,149,346 Old Mutual Ltd 2,864,293
768,004 OUTsurance Group Ltd 2,615,918
2,032,670 (b) Pepkor Holdings Ltd 2,638,554
432,141 Remgro Ltd 3,764,014
1,543,953 Sanlam Ltd 7,682,983
533,870 Sasol Ltd 3,000,626
426,453 Shoprite Holdings Ltd 7,365,014
2,521,222 Sibanye Stillwater Ltd 2,939,362
1,201,435 Standard Bank Group Ltd 16,540,783
519,027 Vodacom Group Ltd 3,249,468

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SOUTH AFRICA (continued)
764,590 Woolworths Holdings Ltd $ 2,823,302
TOTAL SOUTH AFRICA 204,400,736
TAIWAN - 18.4%
449,344 Accton Technology Corp 7,550,633
2,590,380 Acer, Inc 3,209,928
401,665 Advantech Co Ltd 3,936,341
71,000 Alchip Technologies Ltd 4,397,974
2,985,011 ASE Technology Holding Co Ltd 14,076,705
1,988,512 Asia Cement Corp 2,889,538
287,000 Asia Vital Components Co Ltd 5,497,975
628,500 Asustek Computer, Inc 11,097,991
5,559,800 AU Optronics Corp 2,864,377
538,389 Catcher Technology Co Ltd 3,918,482
8,393,889 Cathay Financial Holding Co Ltd 17,727,425
1,336,913 Chailease Holding Co Ltd 6,260,473
4,823,886 Chang Hwa Commercial Bank 2,650,712
1,580,922 Cheng Shin Rubber Industry Co Ltd 2,270,606
2,483,035 China Airlines 1,731,615
14,080,522 China Development Financial Holding Corp 7,255,330
9,904,151 China Steel Corp 6,926,994
14,410,611 Chinatrust Financial Holding Co 15,975,226
3,398,763 Chunghwa Telecom Co Ltd 12,901,488
3,609,000 Compal Electronics, Inc 3,961,770
1,736,768 Delta Electronics, Inc 21,450,605
751,000 E Ink Holdings, Inc 7,028,764
12,832,042 E.Sun Financial Holding Co Ltd 10,911,487
169,316 Eclat Textile Co Ltd 2,830,133
57,000 eMemory Technology, Inc 5,542,387
2,351,803 Eva Airways Corp 2,716,102
882,192 Evergreen Marine Corp Taiwan Ltd 5,589,665
2,794,071 Far Eastern Textile Co Ltd 3,224,151
1,596,589 Far EasTone Telecommunications Co Ltd 4,408,799
406,014 Feng TAY Enterprise Co Ltd 1,784,823
9,729,322 First Financial Holding Co Ltd 8,192,633
2,994,173 Formosa Chemicals & Fibre Corp 3,572,005
3,445,813 Formosa Plastics Corp 5,053,287
127,300 Fortune Electric Co Ltd 2,130,814
7,355,932 Fubon Financial Holding Co Ltd 20,548,483
9,295,533 Fuhwa Financial Holdings Co Ltd 9,323,106
448,000 Gigabyte Technology Co Ltd 3,531,003
77,000 Global Unichip Corp 2,878,500
226,535 Globalwafers Co Ltd 2,948,830
11,049,002 Hon Hai Precision Industry Co, Ltd 70,821,053
269,540 Hotai Motor Co Ltd 5,424,508
7,890,726 Hua Nan Financial Holdings Co Ltd 6,222,204
7,800,488 InnoLux Display Corp 3,760,599
2,275,340 Inventec Co Ltd 3,146,881
87,125 Largan Precision Co Ltd 6,102,293
1,834,778 Lite-On Technology Corp 5,751,653
1,353,464 MediaTek, Inc 52,687,871
10,707,856 Mega Financial Holding Co Ltd 13,046,405
609,000 Micro-Star International Co Ltd 3,331,318
4,484,271 Nan Ya Plastics Corp 5,777,651
1,092,000 Nanya Technology Corp 1,414,079
154,000 Nien Made Enterprise Co Ltd 2,294,791
503,474 Novatek Microelectronics Corp Ltd 7,779,344
1,753,000 Pegatron Corp 5,315,386
210,025 (a) PharmaEssentia Corp 4,107,401
1,897,512 Pou Chen Corp 2,218,508
508,000 President Chain Store Corp 4,664,369
2,397,000 Quanta Computer, Inc 21,767,966
422,085 Realtek Semiconductor Corp 6,193,026

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
TAIWAN (continued)
1,481,975 Ruentex Development Co Ltd $ 2,127,533
3,262,599 Shanghai Commercial & Savings Bank Ltd 4,052,927
11,806,661 Shin Kong Financial Holding Co Ltd 4,177,742
9,667,204 SinoPac Financial Holdings Co Ltd 6,862,529
1,096,522 Synnex Technology International Corp 2,408,478
10,695,149 Taishin Financial Holdings Co Ltd 5,682,541
5,921,372 Taiwan Business Bank 2,848,379
5,777,039 Taiwan Cement Corp 5,739,012
9,058,129 Taiwan Cooperative Financial Holding Co Ltd 7,082,294
1,647,561 Taiwan High Speed Rail Corp 1,494,275
1,589,861 Taiwan Mobile Co Ltd 5,603,393
21,729,183 Taiwan Semiconductor Manufacturing Co Ltd 681,415,914
1,176,000 Unimicron Technology Corp 5,743,334
4,268,908 Uni-President Enterprises Corp 11,954,642
9,768,103 United Microelectronics Corp 14,092,893
851,385 Vanguard International Semiconductor Corp 2,513,039
57,000 Voltronic Power Technology Corp 3,748,560
2,402,529 Walsin Lihwa Corp 2,201,928
587,460 Wan Hai Lines Ltd 1,555,309
2,878,615 Winbond Electronics Corp 1,703,825
2,419,000 Wistron Corp 8,130,660
98,000 Wiwynn Corp 5,571,537
1,406,660 WPG Holdings Ltd 3,196,026
349,414 Yageo Corp 5,942,977
1,564,000 Yang Ming Marine Transport 3,210,923
562,127 Zhen Ding Technology Holding Ltd 1,938,383
TOTAL TAIWAN 1,293,593,519
THAILAND - 1.5%
1,050,400 Advanced Info Service PCL 8,550,205
3,613,856 Airports of Thailand PCL 6,553,377
9,700,099 Bangkok Dusit Medical Services PCL 7,976,819
4,624,383 Bangkok Expressway & Metro PCL 1,079,954
494,800 Bumrungrad Hospital PCL 3,993,346
1,608,099 Central Pattana PCL 2,978,402
1,478,707 Central Retail Corp PCL 1,401,083
2,775,380 Charoen Pokphand Foods PCL 2,042,758
4,901,830 CP ALL plc 9,224,069
1,688,776 CP AXTRA PCL 1,701,538
2,601,800 Delta Electronics Thailand PCL 10,574,696
2,459,850 Gulf Energy Development PCL 4,850,893
4,127,826 Home Product Center PCL 1,166,737
587,600 Intouch Holdings PCL (Class F) 1,862,999
465,700 Kasikornbank PCL (Foreign) 2,028,683
2,777,498 Krung Thai Bank PCL 1,695,554
605,694 Krungthai Card PCL 855,245
2,786,178 Minor International PCL 2,208,399
1,689,541 PTT Exploration & Production PCL 6,345,628
1,806,629 PTT Global Chemical PCL 1,392,542
3,009,522 PTT Oil & Retail Business PCL 1,373,388
10,475,432 PTT PCL 10,407,156
758,401 SCB X PCL 2,550,567
918,000 SCG Packaging PCL 692,225
662,860 Siam Cement PCL 4,125,073
1,184,250 Thai Oil PCL 1,439,668
19,649,400 TMB Bank PCL (Foreign) 1,036,477
8,462,481 (a) True Corp PCL 3,059,483
TOTAL THAILAND 103,166,964
TURKEY - 0.6%
2,724,076 Akbank TAS 4,022,712
184,256 Anadolu Efes Biracilik Ve Malt Sanayii AS 1,029,610
1,166,573 Aselsan Elektronik Sanayi Ve Ticaret AS 2,074,578
412,674 BIM Birlesik Magazalar AS 5,618,340

Emerging Markets Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
TURKEY (continued)
803,209 Coca-Cola Icecek AS $ 1,193,152
1,177,508 Eregli Demir ve Celik Fabrikalari TAS 1,635,762
57,620 Ford Otomotiv Sanayi AS 1,645,445
900,254 Haci Omer Sabanci Holding AS 2,187,251
676,334 KOC Holding AS 3,335,325
197,843 (a) Pegasus Hava Tasimaciligi AS. 1,339,991
9,819,736 (a) Sasa Polyester Sanayi AS 1,103,341
108,263 Tofas Turk Otomobil Fabrik 594,318
457,631 (a) Turk Hava Yollari AO 3,639,761
1,080,187 Turkcell Iletisim Hizmet AS 2,670,948
7,684,978 Turkiye Is Bankasi (Series C) 2,641,777
976,122 Turkiye Petrol Rafinerileri AS 4,119,283
1,241,629 Turkiye Sise ve Cam Fabrikalari AS 1,419,870
3,048,373 Yapi ve Kredi Bankasi 2,180,278
TOTAL TURKEY 42,451,742
UNITED ARAB EMIRATES - 1.2%
2,576,255 Abu Dhabi Commercial Bank PJSC 6,262,159
1,301,484 Abu Dhabi Islamic Bank PJSC 4,464,600
2,862,600 Abu Dhabi National Oil Co for Distribution PJSC 2,809,379
3,253,198 ADNOC Drilling Co PJSC 4,490,468
3,330,923 Aldar Properties PJSC 6,904,353
2,586,468 Americana Restaurants International plc 1,587,373
2,590,717 Dubai Islamic Bank PJSC 4,402,334
5,827,584 Emaar Properties PJSC 13,778,382
1,666,007 Emirates NBD Bank PJSC 8,617,942
3,038,813 Emirates Telecommunications Group Co PJSC 14,660,232
3,805,586 First Abu Dhabi Bank PJSC 13,599,908
3,338,344 (a) Multiply Group PJSC 2,059,178
TOTAL UNITED ARAB EMIRATES 83,636,308
UNITED KINGDOM - 0.1%
369,554 AngloGold Ashanti UK Ltd 10,310,233
TOTAL UNITED KINGDOM 10,310,233
UNITED STATES - 0.1%
683,465 JBS S.A. 4,257,395
65,560 (a) Legend Biotech Corp (ADR) 2,951,511
TOTAL UNITED STATES 7,208,906
TOTAL COMMON STOCKS
(Cost $5,472,023,836) 6,941,295,015
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
CHINA - 0.0%
15,550 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 22
TOTAL CHINA 22
TOTAL RIGHTS/WARRANTS
(Cost $0) 22
TOTAL LONG-TERM INVESTMENTS
(Cost $5,472,023,836) 6,941,295,037
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
25,564,362 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (g) 25,564,362
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $25,564,362) 25,564,362
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.1%
$ 4,270,000 Federal Home Loan Bank (FHLB) 0 .000 11/01/24 4,269,467

See Notes to Financial Statements
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY DEBT (continued)
$ 5,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000% 11/21/24 $ 4,986,890
TOTAL GOVERNMENT AGENCY DEBT 9,256,357
REPURCHASE AGREEMENT - 0.2%
16,400,000 (h) Bank of New York Mellon 4 .860 11/01/24 16,400,000
TOTAL REPURCHASE AGREEMENT 16,400,000
TREASURY DEBT - 0.9%
179,000 United States Treasury Bill 0 .000 11/12/24 178,745
10,000,000 United States Treasury Bill 0 .000 11/21/24 9,974,377
10,000,000 United States Treasury Bill 0 .000 12/03/24 9,959,332
20,000,000 United States Treasury Bill 0 .000 12/05/24 19,913,153
10,000,000 United States Treasury Bill 0 .000 12/17/24 9,941,567
10,000,000 United States Treasury Bill 0 .000 01/23/25 9,897,735
TOTAL TREASURY DEBT 59,864,909
TOTAL SHORT-TERM INVESTMENTS
(Cost $85,516,969) 85,521,266
TOTAL INVESTMENTS - 100.2%
(Cost $5,583,105,167) 7,052,380,665
OTHER ASSETS & LIABILITIES, NET - (0.2)% (10,660,277)
NET ASSETS - 100.0% $ 7,041,720,388
ADR American Depositary Receipt
GDR Global Depositary Receipt
(a)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $375,237,121 or 5.3% of Total Investments.
(c)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $70,681,874.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
When-issued or delayed delivery security.
(f)
Investments made with cash collateral received from securities on loan.
(g)
The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $16,411,210 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $16,728,064.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EMGMKT       DEC24 2,912 12/20/24  $ 166,324,852 $ 164,018,400 $ (2,306,452)

International Equity Index
Portfolios of Investments October 31, 2024

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.0%
COMMON STOCKS - 98.0%
AUSTRALIA - 7.5%
393,077 Ampol Ltd $ 7,196,663
2,205,250 APA Group 10,097,289
917,850 Aristocrat Leisure Ltd 36,933,941
4,829,538 Australia & New Zealand Banking Group Ltd 98,428,423
315,486 Australian Stock Exchange Ltd 13,435,605
8,137,161 BHP Billiton Ltd 226,071,194
688,023 BlueScope Steel Ltd 9,142,711
2,216,852 Brambles Ltd 26,690,930
560,071 carsales.com Ltd 13,795,120
103,951 Cochlear Ltd 19,245,329
2,187,754 Coles Group Ltd 25,249,948
2,685,819 Commonwealth Bank of Australia 250,517,956
872,842 Computershare Ltd 15,089,212
1,686,297 Dexus Property Group 7,914,193
2,558,776 Endeavour Group Ltd 7,871,081
2,719,627 Fortescue Metals Group Ltd 34,057,475
16,510,730 Glencore plc 86,592,810
2,721,272 Goodman Group 64,982,591
3,181,989 GPT Group 9,858,211
3,936,824 Insurance Australia Group Ltd 19,331,592
3,498,536 Lottery Corp Ltd 11,431,406
577,808 Macquarie Group Ltd 87,449,098
4,353,654 Medibank Pvt Ltd 10,231,880
304,150 (a) Mineral Resources Ltd 7,815,867
6,354,714 Mirvac Group 8,883,483
4,958,448 National Australia Bank Ltd 125,672,460
1,874,804 Northern Star Resources Ltd 21,755,961
741,188 Orica Ltd 8,419,125
2,821,365 Origin Energy Ltd 17,814,356
4,894,670 (a) Pilbara Minerals Ltd 9,065,843
96,164 Pro Medicus Ltd 12,181,602
1,313,006 (b) Qantas Airways Ltd 6,951,686
2,384,801 QBE Insurance Group Ltd 26,924,693
281,423 Ramsay Health Care Ltd 7,401,870
85,408 REA Group Ltd 12,626,285
354,210 Reece Ltd 5,277,940
593,689 Rio Tinto Ltd 46,614,984
1,809,306 Rio Tinto plc 116,931,849
5,186,299 Santos Ltd 23,073,127
8,270,960 Scentre Group 18,962,551
590,566 Seek Ltd 9,594,458
329,828 Seven Group Holdings Ltd 8,986,205
740,086 Sonic Healthcare Ltd 13,040,552
7,341,009 South32 Ltd 17,604,868
3,848,724 Stockland Trust Group 13,014,926
2,052,816 Suncorp-Metway Ltd 24,080,061
6,238,512 Telstra Corp Ltd 15,617,637
4,931,422 Transurban Group 41,098,199
1,291,066 Treasury Wine Estates Ltd 9,585,318
5,818,863 Vicinity Ltd 8,272,210
351,553 (a) Washington H Soul Pattinson & Co Ltd 7,703,679
1,824,280 Wesfarmers Ltd 80,252,027
5,558,829 Westpac Banking Corp 116,745,341
266,494 WiseTech Global Ltd 20,460,921
3,022,949 Woodside Energy Group Ltd 47,576,514

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
AUSTRALIA (continued)
1,989,098 Woolworths Ltd $ 39,012,579
TOTAL AUSTRALIA 2,040,633,835
AUSTRIA - 0.2%
537,351 Erste Bank der Oesterreichischen Sparkassen AG. 30,395,629
740,172 Mondi plc 11,985,758
250,077 OMV AG. 10,363,356
107,309 Verbund AG. 8,837,347
180,594 Voestalpine AG. 3,759,428
TOTAL AUSTRIA 65,341,518
BELGIUM - 0.8%
257,184 Ageas S.A. 13,422,004
1,443,046 Anheuser-Busch InBev S.A. 85,560,167
32,585 Dieteren S.A. 7,054,548
46,491 Elia Group S.A. 4,423,887
131,736 Groupe Bruxelles Lambert S.A. 9,518,540
365,409 KBC Groep NV 26,616,815
642 Lotus Bakeries NV 8,415,405
24,115 Sofina S.A. 5,912,388
123,058 Syensqo S.A. 9,546,255
204,535 UCB S.A. 39,382,890
292,562 Warehouses De Pauw CVA 6,962,592
TOTAL BELGIUM 216,815,491
BRAZIL - 0.0%
249,817 Yara International ASA 7,512,542
TOTAL BRAZIL 7,512,542
BURKINA FASO - 0.0%
317,151 Endeavour Mining plc 7,111,810
TOTAL BURKINA FASO 7,111,810
CHILE - 0.1%
607,548 Antofagasta plc 13,570,538
TOTAL CHILE 13,570,538
CHINA - 0.5%
5,818,584 BOC Hong Kong Holdings Ltd 18,996,107
2,275,785 Prosus NV 95,912,660
2,103,711 SITC International Holdings Co Ltd 5,953,312
1,882,042 Wharf Holdings Ltd 5,332,576
2,935,250 Wilmar International Ltd 7,085,002
TOTAL CHINA 133,279,657
DENMARK - 3.3%
4,941 AP Moller - Maersk AS (Class A) 7,534,723
7,400 AP Moller - Maersk AS (Class B) 11,705,047
156,101 Carlsberg AS (Class B) 17,251,293
200,208 Coloplast A.S. 25,076,170
1,098,130 Danske Bank AS 32,470,649
158,177 (b) Demant A.S. 5,842,459
327,398 DSV AS 71,669,205
100,030 (b) Genmab AS 22,402,442
5,170,113 Novo Nordisk A.S. 579,905,671
561,003 Novozymes A.S. 35,254,410
300,523 Orsted AS 17,687,765
131,704 Pandora A.S. 19,913,134
16,018 Rockwool International AS (B Shares) 6,931,791
550,196 Tryg A.S. 12,985,037
1,637,307 Vestas Wind Systems A.S. 31,202,694
101,731 (b) Zealand Pharma AS 11,744,076
TOTAL DENMARK 909,576,566
FINLAND - 1.0%
226,785 Elisa Oyj (Series A) 10,794,951
733,312 Fortum Oyj 10,827,145
436,651 Kesko Oyj (B Shares) 9,378,485
546,317 Kone Oyj (Class B) 29,958,384

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
FINLAND (continued)
981,397 Metso Outotec Oyj $ 9,340,110
685,442 Neste Oil Oyj 11,005,462
8,585,085 Nokia Oyj 40,624,792
5,023,024 Nordea Bank AB publ 58,804,446
176,044 Orion Oyj (Class B) 8,550,111
827,903 Sampo Oyj 36,710,058
907,244 Stora Enso Oyj (R Shares) 10,124,341
855,488 UPM-Kymmene Oyj 25,174,072
807,146 Wartsila Oyj (B Shares) 15,458,812
TOTAL FINLAND 276,751,169
FRANCE - 9.3%
311,672 Accor S.A. 14,139,681
56,976 Aeroports de Paris 6,778,276
936,423 Air Liquide 167,901,820
953,018 Airbus SE 145,374,506
546,455 Alstom RGPT 12,020,076
89,859 (c) Amundi S.A. 6,515,142
94,928 Arkema 8,365,255
2,916,258 AXA S.A. 109,497,570
67,791 BioMerieux 7,587,399
1,638,510 BNP Paribas S.A. 111,900,372
1,148,728 Bollore SE 7,171,479
305,140 Bouygues S.A. 9,807,664
505,817 Bureau Veritas S.A. 16,041,948
247,589 Cap Gemini S.A. 42,951,936
874,167 Carrefour S.A. 13,882,583
1,084,408 Cie Generale des Etablissements Michelin S.C.A 36,648,116
731,177 Compagnie de Saint-Gobain 66,306,714
1,686,102 Credit Agricole S.A. 25,844,707
1,039,912 Danone 74,289,763
31,749 Dassault Aviation S.A. 6,410,548
1,093,871 Dassault Systemes SE 37,437,912
388,319 Edenred 12,559,265
114,040 Eiffage S.A. 10,614,117
2,928,749 Engie S.A. 49,090,255
476,681 Essilor International S.A. 111,809,286
69,889 Eurazeo 5,330,627
91,850 Fonciere Des Regions 5,225,289
77,851 Gecina S.A. 8,319,783
463,136 Getlink S.E. 7,870,830
50,796 Hermes International 115,446,647
59,864 Ipsen 7,297,864
120,562 Kering 30,112,826
355,640 Klepierre 11,370,377
158,569 (c) La Francaise des Jeux SAEM 6,778,070
421,069 Legrand S.A. 47,525,374
388,320 L'Oreal S.A. 145,686,057
441,785 LVMH Moet Hennessy Louis Vuitton S.A. 294,105,260
3,005,592 Orange S. A. 33,018,530
319,895 Pernod-Ricard S.A. 39,912,834
367,578 Publicis Groupe S.A. 39,067,414
314,523 Renault S.A. 14,390,818
368,187 Rexel S.A. 10,144,082
554,030 Safran S.A. 125,413,313
48,245 Sartorius Stedim Biotech 9,678,082
39,282 SEB S.A. 4,149,935
1,171,096 Societe Generale 33,635,588
144,949 Sodexho Alliance S.A. 12,581,927
88,905 Teleperformance 9,424,095
150,602 Thales S.A. 24,276,815
3,459,313 Total S.A. 217,091,417
186,916 Unibail-Rodamco-Westfield 15,284,547

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
FRANCE (continued)
1,098,277 Veolia Environnement $ 34,869,949
803,679 Vinci S.A. 90,028,670
1,176,867 Vivendi Universal S.A. 12,575,449
TOTAL FRANCE 2,521,558,859
GERMANY - 8.9%
261,384 Adidas-Salomon AG. 62,599,164
628,088 Allianz AG. 197,725,369
1,420,958 BASF SE 69,076,480
1,573,864 Bayer AG. 42,410,780
541,070 Bayerische Motoren Werke AG. 42,655,789
58,667 Bayerische Motoren Werke AG. (Preference) 4,317,132
131,120 Bechtle AG. 4,477,011
158,072 Beiersdorf AG. 21,338,731
202,686 Brenntag SE 13,221,825
61,829 Carl Zeiss Meditec AG. 3,892,255
1,645,901 Commerzbank AG. 29,191,071
175,809 Continental AG. 10,972,294
308,917 (c) Covestro AG. 19,565,696
102,988 CTS Eventim AG. 10,815,299
1,206,644 Daimler AG. (Registered) 73,304,406
786,116 Daimler Truck Holding AG. 32,506,386
3,027,609 Deutsche Bank AG. (Registered) 51,438,376
308,056 Deutsche Boerse AG. 71,554,716
1,042,477 Deutsche Lufthansa AG. 7,244,033
1,643,432 Deutsche Post AG. 66,015,870
5,632,674 Deutsche Telekom AG. 170,295,515
182,713 Dr ING hc F Porsche AG. 12,855,757
3,574,397 E.ON AG. 48,236,733
392,399 Evonik Industries AG. 8,648,151
341,345 Fresenius Medical Care AG. 13,361,937
683,118 Fresenius SE 24,941,072
241,010 GEA Group AG. 11,871,147
97,565 Hannover Rueckversicherung AG. 25,619,971
216,098 HeidelbergCement AG. 23,800,832
164,243 Henkel KGaA 12,809,585
271,610 Henkel KGaA (Preference) 23,519,501
2,103,059 Infineon Technologies AG. 66,508,469
112,676 Knorr-Bremse AG. 9,294,741
124,403 LEG Immobilien SE 11,752,032
210,134 Merck KGaA 34,740,456
86,985 MTU Aero Engines Holding AG. 28,430,271
214,285 Muenchener Rueckver AG. 109,581,106
91,513 Nemetschek SE 9,860,721
247,749 Porsche AG. 10,292,301
168,156 Puma AG. Rudolf Dassler Sport 7,667,872
8,384 Rational AG. 8,210,467
69,700 Rheinmetall AG. 35,884,031
1,013,849 RWE AG. 32,858,419
1,675,811 SAP AG. 391,276,537
42,576 Sartorius AG. 11,029,563
116,021 (c) Scout24 SE 10,022,507
1,221,739 Siemens AG. 237,689,082
1,037,583 (b) Siemens Energy AG. 42,616,740
449,902 (c) Siemens Healthineers AG. 23,486,890
209,133 Symrise AG. 25,165,108
106,220 Talanx AG. 8,186,183
336,365 Volkswagen AG. (Preference) 32,648,516
1,181,024 Vonovia SE 38,720,741
356,519 (b),(c) Zalando SE 10,792,783
TOTAL GERMANY 2,406,998,420
HONG KONG - 1.8%
17,903,138 AIA Group Ltd 141,297,269

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
HONG KONG (continued)
3,137,003 CK Asset Holdings Ltd $ 12,823,958
983,155 CK Infrastructure Holdings Ltd 6,957,178
2,644,079 CLP Holdings Ltd 22,460,385
94,938 (b) Futu Holdings Ltd (ADR) 9,018,161
1,224,857 Hang Seng Bank Ltd 14,982,672
2,357,425 Henderson Land Development Co Ltd 7,559,517
6,193,638 HKT Trust & HKT Ltd 7,696,868
17,206,387 Hong Kong & China Gas Ltd 13,327,477
2,256,640 Hong Kong Electric Holdings Ltd 15,032,078
1,917,597 Hong Kong Exchanges and Clearing Ltd 76,781,259
1,661,229 Hongkong Land Holdings Ltd 7,122,666
255,694 Jardine Matheson Holdings Ltd 9,844,219
4,155,413 Link REIT 19,361,803
2,379,940 MTR Corp 8,659,156
4,433,977 Prudential plc 36,912,188
6,307,739 Sino Land Co 6,312,520
2,320,680 Sun Hung Kai Properties Ltd 25,128,243
675,438 Swire Pacific Ltd (Class A) 5,657,246
2,223,036 Techtronic Industries Co 32,157,205
12,768,024 (c) WH Group Ltd 9,937,563
2,678,566 Wharf Real Estate Investment Co Ltd 8,053,351
TOTAL HONG KONG 497,082,982
IRELAND - 0.4%
308,844 AerCap Holdings NV 28,892,356
2,890,237 AIB Group plc 15,494,681
1,655,557 Bank of Ireland Group plc 15,344,044
252,276 Kerry Group plc (Class A) 25,196,160
248,244 Kingspan Group plc 21,921,659
TOTAL IRELAND 106,848,900
ISRAEL - 0.7%
77,249 Azrieli Group Ltd 5,897,250
1,977,719 Bank Hapoalim Ltd 20,606,331
2,453,340 Bank Leumi Le-Israel 24,924,771
141,709 (b) Check Point Software Technologies 24,545,416
43,696 Elbit Systems Ltd 10,008,965
170,382 (b) Global-e Online Ltd 6,549,484
1,160,582 Israel Chemicals Ltd 4,764,365
1,954,952 Israel Discount Bank Ltd 11,491,194
253,371 Mizrahi Tefahot Bank Ltd 10,447,141
103,431 (b) Nice Systems Ltd 17,972,095
1,802,080 (b) Teva Pharmaceutical Industries Ltd (ADR) 33,230,355
83,673 (b) Wix.com Ltd 13,983,432
TOTAL ISRAEL 184,420,799
ITALY - 2.6%
189,133 Amplifon S.p.A. 5,283,253
1,626,436 Assicurazioni Generali S.p.A. 45,094,885
2,121,715 Banco BPM S.p.A. 14,311,157
344,082 Coca-Cola HBC AG. 12,040,486
995,522 (a) Davide Campari-Milano NV 6,683,697
40,124 DiaSorin S.p.A. 4,357,893
13,057,919 Enel S.p.A. 99,032,207
3,712,640 ENI S.p.A. 56,555,325
203,573 Ferrari NV 97,179,462
989,330 FinecoBank Banca Fineco S.p.A 15,793,796
530,322 Infrastrutture Wireless Italiane S.p.A 5,979,259
23,510,410 Intesa Sanpaolo S.p.A. 100,624,756
658,478 Leonardo S.p.A. 15,695,350
808,715 Mediobanca S.p.A. 13,341,590
349,944 Moncler S.p.A 19,442,007
978,693 (a),(b),(c) Nexi S.p.A 6,186,116
743,810 (c) Poste Italiane S.p.A 10,458,963
430,327 Prysmian S.p.A. 30,370,024

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
ITALY (continued)
170,904 Recordati S.p.A. $ 9,696,754
3,210,448 Snam Rete Gas S.p.A. 15,422,687
13,406,312 (a) Telecom Italia S.p.A. 3,395,877
2,333,658 Terna Rete Elettrica Nazionale S.p.A. 20,213,517
2,369,592 UniCredit S.p.A 104,828,799
TOTAL ITALY 711,987,860
JAPAN - 22.0%
1,226,972 Advantest Corp 71,041,192
1,038,317 Aeon Co Ltd 25,442,016
818,640 Aisin Seiki Co Ltd 8,511,704
741,438 Ajinomoto Co, Inc 28,482,898
250,352 All Nippon Airways Co Ltd 4,931,113
2,310,842 Asahi Breweries Ltd 27,742,291
298,612 (a) Asahi Glass Co Ltd 9,151,004
2,054,793 Asahi Kasei Corp 14,175,361
1,088,200 Asics Corp 19,007,476
2,899,620 Astellas Pharma, Inc 33,949,704
976,781 Bandai Namco Holdings, Inc 20,479,302
917,060 (a) Bridgestone Corp 32,679,518
354,593 Brother Industries Ltd 6,906,490
1,486,418 (a) Canon, Inc 48,345,714
570,710 Capcom Co Ltd 11,293,467
1,243,775 Central Japan Railway Co 25,757,613
811,968 Chiba Bank Ltd 5,925,511
1,033,917 Chubu Electric Power Co, Inc 11,885,039
1,084,932 Chugai Pharmaceutical Co Ltd 51,622,639
1,677,168 Concordia Financial Group Ltd 8,307,511
662,370 Dai Nippon Printing Co Ltd 11,496,339
514,039 Daifuku Co Ltd 9,662,252
1,466,095 Dai-ichi Life Holdings, Inc 36,550,191
2,969,979 Daiichi Sankyo Co Ltd 96,667,517
421,307 Daikin Industries Ltd 50,580,730
96,212 Daito Trust Construction Co Ltd 10,631,758
882,929 Daiwa House Industry Co Ltd 26,336,578
2,091,389 (a) Daiwa Securities Group, Inc 13,682,454
3,023,988 Denso Corp 42,951,194
336,264 (a) Dentsu, Inc 10,379,711
147,365 Disco Corp 41,930,432
610,226 Don Quijote Co Ltd 15,138,659
1,444,169 East Japan Railway Co 29,006,603
392,667 Eisai Co Ltd 13,303,604
4,588,828 ENEOS Holdings, Inc 23,148,553
1,505,457 Fanuc Ltd 39,941,762
306,373 Fast Retailing Co Ltd 97,954,018
213,827 Fuji Electric Holdings Co Ltd 10,889,755
966,932 Fuji Heavy Industries Ltd 17,268,660
1,782,598 FUJIFILM Holdings Corp 42,405,005
2,679,310 Fujitsu Ltd 51,511,988
461,476 Hamamatsu Photonics KK 6,101,932
350,222 Hankyu Hanshin Holdings, Inc 9,522,553
31,560 Hikari Tsushin, Inc 6,369,822
177,277 Hitachi Construction Machinery Co Ltd 3,846,314
7,450,810 (b) Hitachi Ltd 187,200,559
7,232,414 Honda Motor Co Ltd 72,737,182
180,984 Hoshizaki Corp 5,948,622
564,807 (b) Hoya Corp 75,567,768
637,781 (a) Hulic Co Ltd 5,906,086
211,012 Ibiden Co Ltd 6,702,728
1,570,730 Idemitsu Kosan Co Ltd 10,708,350
1,532,472 Inpex Holdings, Inc 20,201,124
975,598 Isuzu Motors Ltd 12,616,224
1,909,769 Itochu Corp 94,472,120

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
248,761 Japan Airlines Co Ltd $ 3,989,649
2,331,971 Japan Post Bank Co Ltd 20,827,640
3,062,735 Japan Post Holdings Co Ltd 28,257,048
308,475 Japan Post Insurance Co Ltd 5,083,115
2,189 Japan Real Estate Investment Corp 7,962,380
1,910,473 (a) Japan Tobacco, Inc 53,335,536
962,520 JFE Holdings, Inc 11,588,132
672,309 Kajima Corp 11,580,871
1,139,326 Kansai Electric Power Co, Inc 18,271,458
751,191 Kao Corp 33,109,010
616,054 Kawasaki Kisen Kaisha Ltd 8,510,188
2,478,557 KDDI Corp 77,279,896
205,342 (a) Keisei Electric Railway Co Ltd 5,342,554
312,254 Keyence Corp 140,955,613
1,104,865 Kikkoman Corp 12,963,101
1,244,272 Kirin Brewery Co Ltd 18,318,949
231,721 Kobe Bussan Co Ltd 5,684,046
224,800 (a),(b) Kokusai Electric Corp 4,098,943
1,478,150 Komatsu Ltd 38,262,333
159,202 Konami Corp 14,592,429
1,619,844 Kubota Corp 20,696,880
2,004,520 Kyocera Corp 20,329,258
386,824 Kyowa Hakko Kogyo Co Ltd 6,375,541
132,329 Lasertec Corp 17,956,472
780,499 M3, Inc 8,021,605
383,676 Makita Corp 12,527,742
2,268,453 Marubeni Corp 33,911,615
531,102 Matsumotokiyoshi Holdings Co Ltd 7,230,786
949,501 Mazda Motor Corp 6,712,491
133,837 McDonald's Holdings Co Japan Ltd 5,671,603
392,324 MEIJI Holdings Co Ltd 9,166,449
576,077 Minebea Co Ltd 10,141,529
2,217,408 Mitsubishi Chemical Holdings Corp 11,965,329
5,371,782 Mitsubishi Corp 98,271,754
3,079,582 Mitsubishi Electric Corp 54,177,642
1,821,585 Mitsubishi Estate Co Ltd 26,937,648
5,161,460 Mitsubishi Heavy Industries Ltd 72,864,075
17,851,388 Mitsubishi UFJ Financial Group, Inc 188,157,810
1,320,744 Mitsubishi UFJ Lease & Finance Co Ltd 8,844,013
4,153,096 Mitsui & Co Ltd 84,671,814
272,356 Mitsui Chemicals, Inc 6,222,193
4,274,937 Mitsui Fudosan Co Ltd 36,475,252
557,383 (a) Mitsui OSK Lines Ltd 18,976,408
2,084,587 Mitsui Sumitomo Insurance Group Holdings, Inc 46,109,666
3,881,469 Mizuho Financial Group, Inc 80,621,953
433,427 MonotaRO Co Ltd 6,538,827
2,697,341 Murata Manufacturing Co Ltd 47,125,533
397,940 NEC Corp 33,860,841
554,148 Nexon Co Ltd 9,604,461
1,356,734 Nidec Corp 27,027,247
1,669,155 Nintendo Co Ltd 88,169,703
12,137 Nippon Building Fund, Inc 10,424,368
1,490,791 Nippon Paint Co Ltd 11,409,735
3,790 Nippon ProLogis REIT, Inc 6,097,666
1,383,647 (a) Nippon Steel Corp 27,685,917
47,634,686 Nippon Telegraph & Telephone Corp 45,959,595
732,347 (a) Nippon Yusen Kabushiki Kaisha 24,518,545
3,775,568 (a) Nissan Motor Co Ltd 10,058,304
325,687 Nissin Food Products Co Ltd 8,769,755
128,611 Nitori Co Ltd 16,379,199
1,115,035 Nitto Denko Corp 18,346,483
4,784,870 (b) Nomura Holdings, Inc 24,536,352

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
JAPAN (continued)
189,825 Nomura Real Estate Holdings, Inc $ 4,673,437
596,330 Nomura Research Institute Ltd 17,838,259
991,059 NTT Data Corp 15,678,779
1,014,285 Obayashi Corp 12,434,345
519,425 Obic Co Ltd 16,973,468
1,874,947 Olympus Corp 33,003,349
289,132 Omron Corp 11,415,307
616,782 Ono Pharmaceutical Co Ltd 7,703,720
65,478 (b) Oracle Corp Japan 6,263,828
1,736,992 Oriental Land Co Ltd 41,978,127
1,860,650 ORIX Corp 39,203,655
585,748 Osaka Gas Co Ltd 12,551,787
1,568,038 Osaka Securities Exchange Co Ltd 18,379,069
359,674 Otsuka Corp 8,072,326
680,126 Otsuka Holdings Co Ltd 41,086,912
3,764,715 Panasonic Corp 30,983,739
2,477,378 (b) Rakuten, Inc 14,786,360
2,385,915 Recruit Holdings Co Ltd 145,689,989
2,680,412 Renesas Electronics Corp 35,913,016
3,386,969 Resona Holdings, Inc 22,346,420
895,360 Ricoh Co Ltd 9,699,148
570,272 Rohm Co Ltd 6,287,148
415,928 SBI Holdings, Inc 9,133,403
129,000 SCREEN Holdings Co Ltd 8,235,448
684,138 Secom Co Ltd 24,329,921
460,842 Seiko Epson Corp 8,376,106
591,255 Sekisui Chemical Co Ltd 8,344,321
956,660 Sekisui House Ltd 23,104,826
3,556,288 Seven & I Holdings Co Ltd 51,210,309
565,787 SG Holdings Co Ltd 5,673,909
386,966 Shimadzu Corp 11,414,666
122,464 Shimano, Inc 17,991,139
2,896,826 Shin-Etsu Chemical Co Ltd 106,151,123
1,192,447 Shionogi & Co Ltd 17,031,413
638,618 Shiseido Co Ltd 13,784,515
671,843 Shizuoka Financial Group, Inc 5,360,994
91,532 SMC Corp 38,859,560
46,625,650 SoftBank Corp 58,697,149
1,656,246 Softbank Group Corp 98,742,877
1,498,085 Sompo Holdings, Inc 32,117,561
10,033,765 Sony Corp 176,569,313
551,347 Sumco Corp 5,271,660
250,112 Sumisho Computer Systems Corp 4,667,012
1,655,139 Sumitomo Corp 34,917,488
1,145,265 Sumitomo Electric Industries Ltd 17,617,101
414,302 Sumitomo Metal Mining Co Ltd 11,454,857
6,042,291 Sumitomo Mitsui Financial Group, Inc 128,184,356
1,035,084 Sumitomo Mitsui Trust Holdings, Inc 22,699,724
458,785 Sumitomo Realty & Development Co Ltd 13,609,276
223,823 Suntory Beverage & Food Ltd 7,550,537
2,473,204 Suzuki Motor Corp 24,542,416
789,972 Sysmex Corp 14,656,684
806,447 T&D Holdings, Inc 12,872,706
266,862 Taisei Corp 11,237,957
284,114 Taiyo Nippon Sanso Corp 9,862,163
2,532,811 Takeda Pharmaceutical Co Ltd 70,668,447
3,122,710 TDK Corp 36,708,371
2,150,462 Terumo Corp 40,956,191
341,015 TIS, Inc 8,503,707
177,432 Toho Co Ltd 6,775,804
3,022,664 Tokio Marine Holdings, Inc 108,864,677
2,420,250 (b) Tokyo Electric Power Co, Inc 9,774,214

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
721,590 Tokyo Electron Ltd $ 106,184,097
580,433 Tokyo Gas Co Ltd 14,320,957
792,370 Tokyu Corp 9,768,658
383,612 Toppan Printing Co Ltd 11,221,130
2,250,256 Toray Industries, Inc 12,237,046
232,500 Toto Ltd 6,486,702
241,862 Toyota Industries Corp 16,766,370
16,507,427 (b) Toyota Motor Corp 284,429,451
1,008,307 Toyota Tsusho Corp 17,139,922
201,944 (b) Trend Micro, Inc 10,566,191
642,198 Uni-Charm Corp 20,707,640
709,356 West Japan Railway Co 12,607,895
413,702 Yakult Honsha Co Ltd 8,990,194
1,390,606 Yamaha Motor Co Ltd 12,155,311
391,903 Yaskawa Electric Corp 11,231,738
357,147 Yokogawa Electric Corp 7,918,588
4,358,921 Z Holdings Corp 11,890,206
161,627 Zensho Co Ltd 8,108,677
222,677 ZOZO, Inc 7,220,403
TOTAL JAPAN 5,963,976,925
JORDAN - 0.0%
272,401 Hikma Pharmaceuticals plc 6,523,945
TOTAL JORDAN 6,523,945
KOREA, REPUBLIC OF - 0.0%
300,433 (b),(c) Delivery Hero SE 12,754,006
TOTAL KOREA, REPUBLIC OF 12,754,006
LUXEMBOURG - 0.1%
752,486 ArcelorMittal S.A. 18,612,203
221,940 Eurofins Scientific SE 10,946,513
TOTAL LUXEMBOURG 29,558,716
MACAU - 0.1%
3,551,463 Galaxy Entertainment Group Ltd 15,806,060
4,166,789 (b) Sands China Ltd 10,601,468
TOTAL MACAU 26,407,528
NETHERLANDS - 4.0%
754,553 (c) ABN AMRO Bank NV 12,469,513
34,762 (b),(c) Adyen NV 53,104,481
2,160,332 Aegon NV 13,635,624
274,114 Akzo Nobel NV 17,492,161
10,149 (b) Argenx SE 5,984,414
85,912 (b) Argenx SE 50,658,487
74,881 ASM International NV 41,821,574
642,272 ASML Holding NV 432,333,215
256,096 ASR Nederland NV 12,138,693
126,962 BE Semiconductor Industries NV 13,514,612
134,558 (c) Euronext NV 14,846,399
159,622 EXOR NV 16,859,151
207,733 Heineken Holding NV 14,393,423
460,328 Heineken NV 37,754,588
89,361 IMCD NV 14,207,600
5,315,151 ING Groep NV 90,200,153
186,570 JDE Peet's NV 4,212,092
1,510,217 Koninklijke Ahold Delhaize NV 49,791,399
6,234,237 Koninklijke KPN NV 24,365,177
1,290,814 Koninklijke Philips Electronics NV 33,959,777
430,952 NN Group NV 21,156,404
175,911 Randstad Holdings NV 8,110,805
1,320,268 (a) Universal Music Group NV 33,226,092
401,998 Wolters Kluwer NV 67,569,261
TOTAL NETHERLANDS 1,083,805,095
NEW ZEALAND - 0.3%
2,368,380 Auckland International Airport Ltd 10,333,740

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
NEW ZEALAND (continued)
944,406 Fisher & Paykel Healthcare Corp $ 20,239,655
1,105,053 Mercury NZ Ltd 4,349,582
2,098,990 Meridian Energy Ltd 7,454,290
3,092,983 Telecom Corp of New Zealand Ltd 5,366,283
229,461 (b) Xero Ltd 22,293,405
TOTAL NEW ZEALAND 70,036,955
NORWAY - 0.5%
493,331 Aker BP ASA 10,556,133
1,425,732 DNB Bank ASA 29,545,400
1,388,993 Equinor ASA 33,005,523
309,257 Gjensidige Forsikring ASA 5,580,582
140,378 Kongsberg Gruppen ASA 14,654,226
774,800 Mowi ASA 13,357,511
2,251,872 Norsk Hydro ASA 13,978,156
1,125,188 Orkla ASA 10,395,102
107,117 Salmar ASA 5,433,655
994,203 Telenor ASA 12,210,398
TOTAL NORWAY 148,716,686
POLAND - 0.0%
306,201 (b) InPost S.A. 5,973,398
TOTAL POLAND 5,973,398
PORTUGAL - 0.2%
5,074,207 Energias de Portugal S.A. 19,976,627
754,132 Galp Energia SGPS S.A. 12,889,534
473,276 Jeronimo Martins SGPS S.A. 9,199,581
TOTAL PORTUGAL 42,065,742
SINGAPORE - 1.6%
5,910,082 Ascendas REIT 11,976,825
3,735,699 Capitaland Investment Ltd 7,891,992
8,850,408 CapitaMall Trust 13,446,233
3,199,398 DBS Group Holdings Ltd 92,765,887
8,901,901 Genting Singapore Ltd 5,606,485
3,475,377 (b) Grab Holdings Ltd 14,179,538
2,338,521 Keppel Corp Ltd 11,258,697
5,460,587 Oversea-Chinese Banking Corp 62,649,875
597,426 (b) Sea Ltd (ADR) 56,187,915
1,442,327 SembCorp Industries Ltd 5,471,968
2,362,768 (a) Singapore Airlines Ltd 11,525,840
1,452,687 Singapore Exchange Ltd 12,448,057
2,718,187 Singapore Technologies Engineering Ltd 9,319,302
11,831,533 Singapore Telecommunications Ltd 27,913,315
1,095,960 STMicroelectronics NV 29,790,847
2,013,123 United Overseas Bank Ltd 48,937,084
TOTAL SINGAPORE 421,369,860
SOUTH AFRICA - 0.2%
2,049,524 Anglo American plc 63,536,100
TOTAL SOUTH AFRICA 63,536,100
SPAIN - 2.7%
37,502 Acciona S.A. 4,812,641
292,375 ACS Actividades de Construccion y Servicios S.A. 14,020,967
119,405 Aena SME S.A. 26,462,545
717,581 Amadeus IT Holding S.A. 52,019,784
9,283,831 (a) Banco Bilbao Vizcaya Argentaria S.A. 92,417,496
8,688,194 Banco de Sabadell S.A. 16,945,309
24,819,543 Banco Santander S.A. 121,253,155
5,785,676 (a) CaixaBank S.A. 35,256,513
843,567 (c) Cellnex Telecom S.A. 30,980,635
477,776 EDP Renovaveis S.A. 6,475,587
526,409 Endesa S.A. 11,360,464
529,783 (a),(b) Grifols S.A. 5,946,946
9,866,618 Iberdrola S.A. 146,563,992
1,736,677 (a) Industria de Diseno Textil S.A. 99,016,022

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
SPAIN (continued)
666,011 Redeia Corp S.A. $ 12,331,632
1,971,147 Repsol YPF S.A. 24,675,542
6,319,100 (a) Telefonica S.A. 29,653,330
TOTAL SPAIN 730,192,560
SWEDEN - 3.2%
413,789 AddTech AB 11,520,402
457,298 Alfa Laval AB 20,244,451
1,595,727 Assa Abloy AB 49,982,525
4,323,349 Atlas Copco AB 71,349,996
2,500,376 Atlas Copco AB 36,354,718
586,655 (a) Beijer Ref AB 8,837,140
444,680 Boliden AB 13,911,429
1,067,253 Epiroc AB 20,843,765
607,903 Epiroc AB 10,472,359
605,507 EQT AB 17,567,578
4,445,008 Ericsson (LM) (B Shares) 37,267,424
975,936 Essity AB 27,552,693
289,893 (c) Evolution AB 27,408,458
1,062,841 (b) Fastighets AB Balder 8,268,405
396,165 Getinge AB (B Shares) 7,008,419
929,169 (a) Hennes & Mauritz AB (B Shares) 13,851,391
3,329,981 Hexagon AB 31,132,393
131,401 Holmen AB 5,192,707
677,642 (a) Husqvarna AB (B Shares) 4,376,384
267,970 (a) Industrivarden AB 9,210,654
184,457 Industrivarden AB 6,362,059
441,404 Indutrade AB 12,010,935
245,097 Investment AB Latour 6,765,092
2,755,621 Investor AB 77,995,247
111,378 (a) L E Lundbergforetagen AB 5,514,307
382,290 Lifco AB 11,406,734
2,567,055 (a) Nibe Industrier AB 12,446,474
516,050 Saab AB 10,599,044
344,783 Sagax AB 8,308,876
1,706,634 Sandvik AB 33,592,684
790,936 (a) Securitas AB (B Shares) 9,304,478
2,549,932 Skandinaviska Enskilda Banken AB (Class A) 36,013,341
543,228 Skanska AB (B Shares) 11,059,064
535,682 SKF AB (B Shares) 10,160,777
936,947 Svenska Cellulosa AB (B Shares) 12,404,481
2,300,683 Svenska Handelsbanken AB 23,905,569
1,376,791 Swedbank AB (A Shares) 27,935,808
317,674 (b) Swedish Orphan Biovitrum AB 9,928,664
862,914 (a) Tele2 AB (B Shares) 9,042,554
3,805,171 (a) TeliaSonera AB 11,066,689
350,827 Trelleborg AB (B Shares) 11,670,304
329,137 Volvo AB (A Shares) 8,636,216
2,528,950 Volvo AB (B Shares) 65,871,093
1,312,146 (a),(b) Volvo Car AB 2,835,176
TOTAL SWEDEN 867,188,957
SWITZERLAND - 6.2%
2,546,063 ABB Ltd 141,487,520
272,244 Adecco S.A. 8,516,258
56,423 (a) Bachem Holding AG. 4,465,328
70,044 Baloise Holding AG. 13,404,972
55,140 Banque Cantonale Vaudoise 5,494,540
5,631 (a) Barry Callebaut AG. 9,876,136
36,066 BKW AG. 6,336,794
169 Chocoladefabriken Lindt & Spruengli AG. 19,683,300
865,238 Cie Financiere Richemont S.A. 125,978,967
338,813 Clariant AG. 4,708,682
300,055 DSM-Firmenich AG. 35,581,482

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
153,484 Dufry Group $ 6,102,290
11,705 EMS-Chemie Holding AG. 9,001,840
94,687 (b) Galderma Group AG. 8,860,699
53,223 Geberit AG. 33,343,581
14,866 Givaudan S.A. 70,575,566
60,379 Helvetia Holding AG. 10,198,682
331,616 Julius Baer Group Ltd 20,219,146
76,900 Kuehne & Nagel International AG. 19,197,228
1,575 Lindt & Spruengli AG. 18,579,032
247,126 Logitech International S.A. 20,235,108
116,254 Lonza Group AG. 71,534,342
3,156,698 Novartis AG. 342,521,462
36,513 Partners Group 50,235,629
659,293 Sandoz Group AG. 30,056,024
66,155 Schindler Holding AG. 19,252,962
36,468 Schindler Holding AG. (Registered) 10,396,743
244,976 SGS S.A. 25,934,809
495,366 SIG Group AG. 10,690,076
242,720 Sika AG. 67,601,678
80,270 Sonova Holdings AG 29,373,804
178,466 Straumann Holding AG. 23,528,840
53,760 (a) Swatch Group AG. 11,031,714
53,328 Swatch Group AG. (Registered) 2,160,694
46,253 Swiss Life Holding 37,663,800
124,086 Swiss Prime Site AG. 13,461,052
42,558 Swisscom AG. 25,929,783
101,264 Temenos Group AG. 7,014,067
5,294,768 UBS Group AG 161,956,275
42,904 (c) VAT Group AG. 17,864,963
234,754 Zurich Insurance Group AG 138,412,073
TOTAL SWITZERLAND 1,688,467,941
UNITED ARAB EMIRATES - 0.0%
121,704 (b),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 10.8%
1,568,327 3i Group plc 64,313,516
432,337 Admiral Group plc 14,306,267
707,316 Ashtead Group plc 52,912,667
546,633 Associated British Foods plc 15,711,169
2,493,628 AstraZeneca plc 354,827,270
1,478,723 (c) Auto Trader Group plc 15,966,498
4,225,846 Aviva plc 24,764,735
4,872,741 BAE Systems plc 78,535,485
23,859,110 Barclays plc 73,140,199
2,161,979 Barratt Developments plc 12,456,430
163,662 Berkeley Group Holdings plc 9,339,351
3,222,615 British American Tobacco plc 112,691,962
10,445,205 (a) BT Group plc 18,650,842
544,805 Bunzl plc 23,984,805
8,554,293 Centrica plc 12,949,321
4,373,843 CK Hutchison Holdings Ltd 23,002,601
329,721 (b) Coca-Cola Europacific Partners plc 25,058,796
2,749,226 Compass Group plc 89,285,011
208,414 Croda International plc 10,000,492
153,251 DCC plc 9,695,282
3,587,771 Diageo plc 110,796,711
1,025,475 Entain plc 9,862,508
605,265 Halma plc 19,335,609
582,465 Hargreaves Lansdown plc 8,174,212
29,746,720 HSBC Holdings plc 273,015,999
1,322,231 Imperial Tobacco Group plc 39,902,338
2,154,839 Informa plc 22,511,302

International Equity Index

See Notes to Financial Statements
Portfolios of Investments October 31, 2024
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
255,846 InterContinental Hotels Group plc $ 28,219,189
250,137 Intertek Group plc 15,016,110
2,708,829 J Sainsbury plc 9,325,942
4,291,494 JD Sports Fashion plc 6,881,351
2,963,954 Kingfisher plc 11,209,090
1,155,548 Land Securities Group plc 8,974,779
9,353,816 Legal & General Group plc 26,236,371
99,303,172 Lloyds TSB Group plc 68,161,739
773,042 London Stock Exchange Group plc 104,774,904
3,778,635 M&G plc 9,466,418
2,105,358 Melrose Industries plc 12,894,043
7,722,259 National Grid plc 96,961,836
10,749,126 NatWest Group plc 50,932,066
191,017 Next plc 24,166,434
975,996 Pearson plc 14,331,846
504,460 Persimmon plc 9,560,160
1,166,606 Phoenix Group Holdings plc 7,411,046
1,120,751 Reckitt Benckiser Group plc 67,989,289
3,016,248 RELX plc 138,324,197
3,995,054 Rentokil Initial plc 20,038,282
13,650,679 (b) Rolls-Royce Holdings plc 94,195,114
1,597,370 Sage Group plc 19,963,566
1,339,905 Schroders plc 5,936,898
1,742,525 Scottish & Southern Energy plc 39,596,083
2,045,412 Segro plc 20,724,892
435,289 Severn Trent plc 14,400,318
1,407,152 Smith & Nephew plc 17,494,872
549,705 Smiths Group plc 10,847,238
114,250 Spirax-Sarco Engineering plc 9,536,497
3,523,946 Standard Chartered plc 40,865,040
5,780,145 Taylor Wimpey plc 10,928,414
11,248,310 Tesco plc 49,668,853
4,011,100 Unilever plc 244,685,360
1,071,440 United Utilities Group plc 14,140,274
35,240,985 Vodafone Group plc 32,771,148
290,722 Whitbread plc 11,311,092
1,079,594 (b) Wise plc 9,847,135
1,698,618 WPP plc 17,854,049
TOTAL UNITED KINGDOM 2,920,833,313
UNITED STATES - 9.0%
804,013 Alcon, Inc 73,850,817
26,539,172 BP plc 129,798,303
780,869 CSL Ltd 146,612,206
68,693 (b) CyberArk Software Ltd 18,994,988
1,479,003 Experian Group Ltd 72,183,930
865,744 (a) Ferrovial SE 34,744,751
6,682,219 GSK plc 120,671,359
12,487,119 Haleon plc 60,013,942
837,893 Holcim Ltd 82,281,657
706,592 (b) James Hardie Industries plc 22,535,515
59,485 (b) Monday.com Ltd 17,480,857
4,218,350 Nestle S.A. 398,602,880
353,140 QIAGEN NV 14,965,532
50,699 Roche Holding AG. 17,230,686
1,126,848 Roche Holding AG. 349,214,047
1,835,946 Sanofi-Aventis 194,022,349
878,442 Schneider Electric S.A. 227,559,212
10,113,380 Shell plc 337,658,785
3,369,125 Stellantis NV 46,164,843
480,502 Swiss Re AG. 61,354,012

See Notes to Financial Statements
Investments in Derivatives
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
758,544 Tenaris S.A. $ 12,497,369
TOTAL UNITED STATES 2,438,438,040
TOTAL COMMON STOCKS
(Cost $21,136,908,578) 26,619,336,713
TOTAL LONG-TERM INVESTMENTS
(Cost $21,136,908,578) 26,619,336,713
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
235,780,361 (e) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020% (f) 235,780,361
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $235,780,361) 235,780,361
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.4%
$ 25,000,000 Federal Home Loan Bank (FHLB) 0 .000 12/18/24 24,851,333
25,988,000 FHLB 0 .000 12/26/24 25,807,701
25,000,000 FHLB 0 .000 01/13/25 24,773,632
12,218,000 FHLB 0 .000 01/17/25 12,101,390
10,000,000 FHLB 0 .000 01/22/25 9,898,440
10,000,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 01/17/25 9,904,558
12,500,000 Freddie Mac Discount Note 0 01 0 .000 01/31/25 12,359,285
TOTAL GOVERNMENT AGENCY DEBT 119,696,339
TREASURY DEBT - 0.5%
1,860,000 United States Treasury Bill 0 .000 12/03/24 1,852,436
55,000,000 United States Treasury Bill 0 .000 12/05/24 54,761,172
25,000,000 United States Treasury Bill 0 .000 12/12/24 24,869,415
25,000,000 United States Treasury Bill 0 .000 12/17/24 24,853,918
15,000,000 United States Treasury Bill 0 .000 01/23/25 14,846,602
TOTAL TREASURY DEBT 121,183,543
TOTAL SHORT-TERM INVESTMENTS
(Cost $240,856,231) 240,879,882
TOTAL INVESTMENTS - 99.7%
(Cost $21,613,545,170) 27,095,996,956
OTHER ASSETS & LIABILITIES, NET - 0.3% 69,371,160
NET ASSETS - 100.0% $ 27,165,368,116
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $382,163,761.
(b)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $289,138,684 or 1.1% of Total Investments.
(d)
For fair value measurement disclosure purposes, investment classified as Level 3.
(e)
Investments made with cash collateral received from securities on loan.
(f)
The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 3,443 12/20/24  $ 410,451,497 $ 404,586,930 $ (5,864,567)

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2024
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
ASSETS
Long-term investments, at value
*†
$ 47,464,148,191 $ 15,024,070,916 $ 10,859,547,080
Short-term investments, at value
#
432,016,584 – –
Investments purchased with collateral from securities lending, at value (cost approximates value) 96,195,104 6,624,294 11,997,241
Cash 21,971 – –
Cash denominated in foreign currencies
^
– – –
Cash collateral at brokers for investments in futures contracts – – –
Receivables:
Dividends 23,828,241 2,463,077 9,645,444
Interest 37,260 – –
Investments sold 70,423 5,277,634 5,964,740
Reclaims – – –
Reimbursement from Adviser 1,112,747 6 6
Shares sold 2,716,321 10,928,077 5,796,412
Other 3,097,433 809,342 902,285
Total assets 48,023,244,275 15,050,173,346 10,893,853,208
LIABILITIES
Due to affiliates 18,067 18,791 14,495
Cash collateral due to broker 6,105,327 – –
Cash overdraft – 770,327 1,802,886
Payables:
Management fees 1,648,500 516,750 375,115
Collateral from securities lending 96,195,104 6,624,294 11,997,241
Capital gain taxes – – –
Investments purchased - regular settlement 17,031,065 6,306,142 6,535,198
Investments purchased - when-issued/delayed-delivery settlement – – –
Shares redeemed 324,621,685 4,187,193 4,326,440
Service agreement fees 184,686 383,407 383,344
Variation margin on futures contracts 1,981,567 – –
Accrued expenses:
Custodian fees 83,071 29,337 25,819
Professional fees 1,213 472 273
Shareholder reporting expenses 56,543 105,606 87,565
Shareholder servicing agent fees 82,458 11,063 5,251
Trustees fees 2,704,914 846,103 843,885
12b-1 distribution and service fees 368,312 – –
Other 58,972 21,937 31,365
Total liabilities 451,141,484 19,821,422 26,428,877
Net assets $ 47,572,102,791 $ 15,030,351,924 $ 10,867,424,331
NET ASSETS CONSIST OF:
Paid-in capital $ 19,297,018,304 $ 4,903,052,877 $ 7,106,324,695
Total distributable earnings (loss) 28,275,084,487 10,127,299,047 3,761,099,636
Net assets $ 47,572,102,791 $ 15,030,351,924 $ 10,867,424,331
*
Includes securities loaned of $ 166,540,039 $ 9,603,550 $ 34,582,238
†
Long-term investments, cost $ 19,425,356,829 $ 5,283,981,865 $ 7,216,943,942
#
Short-term investments, cost 431,998,748 – –
^
Cash denominated in foreign currencies, cost $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ 10,639,521,126 $ 3,499,261,038 $ 6,941,295,037 $ 26,619,336,713
66,524,540 22,538,286 85,521,266 240,879,882
1,266,734 94,748,342 25,564,362 235,780,361
163,563 180 1,067 218,714
– – 949,681 1,165,314
14 1,586,706 2,676,639 6,676,261
5,608,048 908,080 7,433,216 65,049,583
– – 2,214 –
– 52,338 993,583 314
– 684 269,789 54,038,624
13 351 643,986 426,121
4,552,001 474,660 81,009,876 184,110,521
972,719 765,260 323,000 1,856,017
10,718,608,758 3,620,335,925 7,146,683,716 27,409,538,425
14,317 3,064 5,815 31,232
– – – –
– – – –
365,993 121,760 610,123 908,057
1,266,734 94,748,342 25,564,362 235,780,361
– – 76,000,336 –
– 4,479 – 1,617,463
– – 215,466 –
983,252 3,094,738 711,652 2,045,161
763,095 186,480 176,786 484,148
1,247,703 396,675 389,713 1,185,626
23,178 12,684 988,188 344,792
317 185 299 611
13,449 27,430 8,325 29,893
5,902 4,070 4,262 9,964
949,276 460,134 267,947 1,658,817
– – 5,235 21,025
13,038 7,556 14,819 53,159
5,646,254 99,067,597 104,963,328 244,170,309
$ 10,712,962,504 $ 3,521,268,328 $ 7,041,720,388 $ 27,165,368,116
$ 3,812,555,887 $ 2,333,640,279 $ 6,636,227,499 $ 22,538,129,541
6,900,406,617 1,187,628,049 405,492,889 4,627,238,575
$ 10,712,962,504 $ 3,521,268,328 $ 7,041,720,388 $ 27,165,368,116
$ 4,367,633 $ 140,453,532 $ 70,681,874 $ 382,163,761
$ 3,806,408,760 $ 2,403,556,273 $ 5,472,023,836 $ 21,136,908,578
66,519,081 22,539,738 85,516,969 240,856,231
$ – $ – $ 947,637 $ 1,162,448

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
156
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
October 31, 2024
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
CLASS A:
Net assets $ 1,684,649,175 $ – $ –
Shares outstanding 41,074,883 – –
Net asset value ("NAV") per share $ 41.01 $ – $ –
Maximum sales charge 5.75% –% –%
Offering price per share (NAV per share plus maximum sales charge) $ 43.51 $ – $ –
CLASS I:
Net assets $ 9,343,891 $ 198,405,432 $ 107,708,233
Shares outstanding 231,951 3,092,993 4,054,069
NAV and offering price per share $ 40.28 $ 64.15 $ 26.57
PREMIER CLASS:
Net assets $ 42,185,722 $ – $ –
Shares outstanding 1,050,079 – –
NAV and offering price per share $ 40.17 $ – $ –
CLASS R6:
Net assets $ 16,533,796,758 $ 13,554,205,607 $ 9,288,488,816
Shares outstanding 410,318,814 210,739,264 349,568,307
NAV and offering price per share $ 40.30 $ 64.32 $ 26.57
RETIREMENT CLASS:
Net assets $ 833,357,618 $ 1,277,740,885 $ 1,471,227,282
Shares outstanding 20,383,995 19,720,038 54,303,208
NAV and offering price per share $ 40.88 $ 64.79 $ 27.09
CLASS W:
Net assets $ 28,468,769,627 $ – $ –
Shares outstanding 706,076,711 – –
NAV and offering price per share $ 40.32 $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ – $ – $ 16,860,272 $ –
– – 1,474,641 –
$ – $ – $ 11.43 $ –
–% –% 5.75% –%
$ – $ – $ 12.13 $ –
$ 174,688,677 $ 23,030,619 $ 4,876,260 $ 188,362,411
2,783,051 928,638 423,557 8,066,145
$ 62.77 $ 24.80 $ 11.51 $ 23.35
$ – $ – $ 8,172,784 $ 156,581,454
– – 712,669 6,714,773
$ – $ – $ 11.47 $ 23.32
$ 7,512,867,652 $ 2,837,754,951 $ 1,346,383,678 $ 14,941,627,027
119,376,026 114,037,275 117,206,124 638,908,902
$ 62.93 $ 24.88 $ 11.49 $ 23.39
$ 3,025,406,175 $ 660,482,758 $ 800,392,519 $ 1,649,021,118
48,521,854 26,444,267 70,144,011 68,838,948
$ 62.35 $ 24.98 $ 11.41 $ 23.95
$ – $ – $ 4,865,034,875 $ 10,229,776,106
– – 422,414,799 437,111,965
$ – $ – $ 11.52 $ 23.40
Unlimited Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2024
4.1
Equity Index
4.2
Large Cap Growth Index
4.3
Large Cap Value Index
INVESTMENT INCOME
Dividends $ 610,742,311 $ 95,622,125 $ 212,444,252
Interest 11,505,798 330,639 257,774
Securities lending income, net 4,797,718 90,960 750,292
Tax withheld (136,972) (7,971) (29,675)
Total investment income 626,908,855 96,035,753 213,422,643
EXPENSES
Management fees 17,611,848 5,343,642 3,870,824
12b-1 distribution and service fees — Class A 3,895,769 – –
12b-1 distribution and service fees — Premier Class 66,853 – –
Shareholder servicing agent fees — Class A 349,675 – –
Shareholder servicing agent fees — Class I 11,681 224,115 125,922
Shareholder servicing agent fees — Premier Class 228 – –
Shareholder servicing agent fees — Class R6 40,685 50,999 26,262
Shareholder servicing agent fees — Retirement Class 1,950,770 2,870,975 3,695,052
Shareholder servicing agent fees — Class W 39,126 – –
Administrative service fees 454,410 135,891 110,206
Trustees fees 853,318 260,829 190,168
Custodian expenses 245,173 84,190 71,005
Overdraft expense 4,130 186,748 89,914
Professional fees 120,392 50,021 44,137
Registration fees 91,936 91,167 81,600
Shareholder reporting expenses 544,509 459,674 375,406
Other 365,348 113,002 120,505
Total expenses 26,645,851 9,871,253 8,801,001
Expenses reimbursed by the investment adviser (11,701,637) – –
Net expenses 14,944,214 9,871,253 8,801,001
Net investment income (loss) 611,964,641 86,164,500 204,621,642
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
246,207,217 445,104,030 95,706,945
Futures contracts 59,397,519 – –
Foreign currency transactions 399,359 3,105 427
Net realized gain (loss) 306,004,095 445,107,135 95,707,372
Change in unrealized appreciation (depreciation) on:
Investments
‡
12,550,691,662 4,035,272,796 2,171,634,108
Futures contracts 1,365,746 – –
Foreign currency translations – – –
Net change in unrealized appreciation (depreciation) 12,552,057,408 4,035,272,796 2,171,634,108
Net realized and unrealized gain (loss) 12,858,061,503 4,480,379,931 2,267,341,480
Net increase (decrease) in net assets from operations $ 13,470,026,144 $ 4,566,544,431 $ 2,471,963,122
*   Net of foreign capital gains tax $ – $ – $ –
‡
Net of change in unrealized foreign capital gains taxes $ – $ – $ –

See Notes to Financial Statements

4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity
Index
4.7
International Equity Index
$ 136,766,637 $ 43,512,172 $ 188,312,078 $ 767,023,278
4,115,707 1,394,344 4,688,110 18,646,909
39,750 3,774,334 557,127 1,980,737
(34,679) (83,747) (20,982,415) (48,266,991)
140,887,415 48,597,103 172,574,900 739,383,933
3,867,416 1,353,797 6,285,753 9,733,203
– – 43,789 –
– – 15,601 245,063
– – 15,006 –
213,750 91,512 6,525 362,664
– – 137 546
26,078 15,577 3,491 45,190
6,704,726 1,634,844 1,729,302 3,704,310
– – 6,554 14,217
110,699 67,791 119,129 220,869
192,401 66,606 120,354 469,860
68,025 40,514 2,958,512 1,047,603
15,073 6,008 331 1,999
46,580 49,835 66,407 96,124
73,000 63,811 91,315 125,420
167,141 158,228 110,720 609,103
105,635 52,766 163,599 151,197
11,590,524 3,601,289 11,736,525 16,827,368
– (50,115) (6,756,910) (4,847,806)
11,590,524 3,551,174 4,979,615 11,979,562
129,296,891 45,045,929 167,595,285 727,404,371
37,305,433 168,122,111 (217,034,958) (255,262,013)
13,938,912 3,190,348 13,229,901 53,238,743
6,742 14,611 (2,095,701) (834,471)
51,251,087 171,327,070 (205,900,758) (202,857,741)
2,756,999,072 729,150,723 1,305,784,895 3,922,637,723
805,964 564,693 318,523 (1,735,093)
– – (208,296) (326,477)
2,757,805,036 729,715,416 1,305,895,122 3,920,576,153
2,809,056,123 901,042,486 1,099,994,364 3,717,718,412
$ 2,938,353,014 $ 946,088,415 $ 1,267,589,649 $ 4,445,122,783
$ – $ – $ 1,447,740 $ –
$ – $ – $ (51,653,132) $ –

Statement of Changes in Net Assets
See Notes to Financial Statements

4.1
Equity Index
4.2
Large Cap Growth Index
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 611,964,641 $ 590,432,642 $ 86,164,500 $ 86,986,431
Net realized gain (loss) 306,004,095 693,929,400 445,107,135 177,554,402
Net change in unrealized appreciation (depreciation) 12,552,057,408 1,505,545,063 4,035,272,796 1,380,695,941
Net increase (decrease) in net assets from operations 13,470,026,144 2,789,907,105 4,566,544,431 1,645,236,774
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (17,320,318) (18,451,427) – –
Class I (188,495) (187,086) (3,675,485) (5,812,190)
Premier Class (574,328) (884,058) – –
Class R6 (205,917,296) (207,746,156) (202,563,375) (774,802,434)
Retirement Class (8,931,289) (9,652,058) (16,642,617) (69,922,692)
Class W
†
(370,777,019) (356,159,463) – (2,957,273)
Total distributions (603,708,745) (593,080,248) (222,881,477) (853,494,589)
FUND SHARE TRANSACTIONS
Subscriptions 3,305,781,567 4,719,590,532 2,916,875,443 2,721,533,617
Reinvestments of distributions 601,281,670 590,409,184 189,745,769 717,904,863
Redemptions (5,316,395,627) (4,166,754,496) (2,953,167,397) (2,603,793,998)
Net increase (decrease) from Fund share transactions (1,409,332,390) 1,143,245,220 153,453,815 835,644,482
Net increase (decrease) in net assets 11,456,985,009 3,340,072,077 4,497,116,769 1,627,386,667
Net assets at the beginning of period 36,115,117,782 32,775,045,705 10,533,235,155 8,905,848,488
Net assets at the end of period $ 47,572,102,791 $ 36,115,117,782 $ 15,030,351,924 $ 10,533,235,155
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large-Cap Growth Index Fund and
Large-Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund. See Notes to Financial Statements.

See Notes to Financial Statements

4.3
Large Cap Value Index
4.4
S&P 500 Index
4.5
Small Cap Blend Index
4.6
Emerging Markets Equity Index
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
$ 204,621,642 $ 187,848,263 $ 129,296,891 $ 119,721,371 $ 45,045,929 $ 57,951,851 $ 167,595,285 $ 146,611,419
95,707,372 256,087,747 51,251,087 17,862,383 171,327,070 36,288,256 (205,900,758) (286,482,679)
2,171,634,108 (438,129,888) 2,757,805,036 541,591,244 729,715,416 (353,574,986) 1,305,895,122 618,843,393
2,471,963,122 5,806,122 2,938,353,014 679,174,998 946,088,415 (259,334,879) 1,267,589,649 478,972,133
– – – – – – – –
– – – – – – (491,613) (372,258)
(5,116,228) (265,489) (2,052,396) (2,113,552) (447,340) (209,212) (147,073) (79,329)
– – – – – – (256,445) (598,262)
(346,074,951) (293,530,808) (92,610,354) (91,036,182) (82,901,086) (47,564,081) (35,218,813) (28,459,777)
(64,593,220) (50,588,919) (29,749,791) (29,436,459) (18,512,544) (11,362,316) (17,569,792) (11,169,469)
– (1,666,335) – (401,306) – – (126,351,017) (87,913,014)
(415,784,399) (346,051,551) (124,412,541) (122,987,499) (101,860,970) (59,135,609) (180,034,753) (128,592,109)
2,127,268,951 1,376,760,635 1,040,096,036 1,190,754,690 411,519,009 454,422,860 1,247,321,231 1,351,477,545
359,538,957 296,542,822 122,951,683 120,987,386 99,980,070 58,028,385 180,001,479 128,546,447
(1,659,015,602) (1,306,308,825) (1,106,906,963) (878,809,119) (621,137,215) (710,381,947) (690,284,611) (1,161,570,431)
827,792,306 366,994,632 56,140,756 432,932,957 (109,638,136) (197,930,702) 737,038,099 318,453,561
2,883,971,029 26,749,203 2,870,081,229 989,120,456 734,589,309 (516,401,190) 1,824,592,995 668,833,585
7,983,453,302 7,956,704,099 7,842,881,275 6,853,760,819 2,786,679,019 3,303,080,209 5,217,127,393 4,548,293,808
$ 10,867,424,331 $ 7,983,453,302 $ 10,712,962,504 $ 7,842,881,275 $ 3,521,268,328 $ 2,786,679,019 $ 7,041,720,388 $ 5,217,127,393

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
162
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
4.7
International Equity Index
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 727,404,371 $ 630,353,764
Net realized gain (loss) (202,857,741) (139,821,629)
Net change in unrealized appreciation (depreciation) 3,920,576,153 2,019,684,245
Net increase (decrease) in net assets from operations 4,445,122,783 2,510,216,380
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Class I (15,540,494) (3,855,007)
Premier Class (4,403,485) (3,975,163)
Class R6 (353,653,228) (254,301,191)
Retirement Class (37,519,557) (27,469,586)
Class W
†
(287,041,379) (210,876,436)
Total distributions (698,158,143) (500,477,383)
FUND SHARE TRANSACTIONS
Subscriptions 5,489,734,875 4,522,263,209
Reinvestments of distributions 680,909,346 493,204,229
Redemptions (2,769,752,680) (3,740,363,868)
Net increase (decrease) from Fund share transactions 3,400,891,541 1,275,103,570
Net increase (decrease) in net assets 7,147,856,181 3,284,842,567
Net assets at the beginning of period 20,017,511,935 16,732,669,368
Net assets at the end of period $ 27,165,368,116 $ 20,017,511,935
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large-Cap Growth Index Fund and
Large-Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund. See Notes to Financial Statements.

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.1
Equity Index
Class A:
10/31/24 $ 30.22 $ 0.41 $ 10.79 $ 11.20 $ (0.41) $ — $ (0.41) $ 41.01
10/31/23 28.39 0.41 1.85 2.26 (0.36) (0.07) (0.43) 30.22
10/31/22 34.70 0.38 (6.07) (5.69) (0.32) (0.30) (0.62) 28.39
10/31/21 24.48 0.32 10.23 10.55 (0.33) — (0.33) 34.70
10/31/20 22.69 0.33 1.86 2.19 (0.35) (0.05) (0.40) 24.48
Class I:
10/31/24 29.69 0.47 10.58 11.05 (0.46) — (0.46) 40.28
10/31/23 27.88 0.46 1.81 2.27 (0.39) (0.07) (0.46) 29.69
10/31/22 34.11 0.41 (5.95) (5.54) (0.39) (0.30) (0.69) 27.88
10/31/21 24.05 0.35 10.06 10.41 (0.35) — (0.35) 34.11
10/31/20 22.29 0.40 1.80 2.20 (0.39) (0.05) (0.44) 24.05
Premier Class:
10/31/24 29.60 0.45 10.56 11.01 (0.44) — (0.44) 40.17
10/31/23 27.81 0.44 1.81 2.25 (0.39) (0.07) (0.46) 29.60
10/31/22 34.01 0.39 (5.93) (5.54) (0.36) (0.30) (0.66) 27.81
10/31/21 23.99 0.35 10.03 10.38 (0.36) — (0.36) 34.01
10/31/20 22.24 0.35 1.83 2.18 (0.38) (0.05) (0.43) 23.99
Class R6:
10/31/24 29.69 0.50 10.61 11.11 (0.50) — (0.50) 40.30
10/31/23 27.90 0.48 1.81 2.29 (0.43) (0.07) (0.50) 29.69
10/31/22 34.12 0.44 (5.95) (5.51) (0.41) (0.30) (0.71) 27.90
10/31/21 24.07 0.39 10.06 10.45 (0.40) — (0.40) 34.12
10/31/20 22.31 0.39 1.84 2.23 (0.42) (0.05) (0.47) 24.07
Retirement Class:
10/31/24 30.12 0.42 10.76 11.18 (0.42) — (0.42) 40.88
10/31/23 28.29 0.42 1.83 2.25 (0.35) (0.07) (0.42) 30.12
10/31/22 34.59 0.37 (6.04) (5.67) (0.33) (0.30) (0.63) 28.29
10/31/21 24.40 0.32 10.21 10.53 (0.34) — (0.34) 34.59
10/31/20 22.62 0.34 1.85 2.19 (0.36) (0.05) (0.41) 24.40
Class W:
10/31/24 29.71 0.52 10.60 11.12 (0.51) — (0.51) 40.32
10/31/23 27.91 0.50 1.81 2.31 (0.44) (0.07) (0.51) 29.71
10/31/22 34.13 0.45 (5.94) (5.49) (0.43) (0.30) (0.73) 27.91
10/31/21 24.08 0.41 10.05 10.46 (0.41) — (0.41) 34.13
10/31/20 22.32 0.39 1.85 2.24 (0.43) (0.05) (0.48) 24.08
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
37.39% $ 1,684,649 0.32% 0.32% 1.10% 3%
8.05 1,276,703 0.32 0.32 1.37 4
f
(16.70) 1,231,300 0.32 0.28 1.22 7
43.45 1,493,507 0.32 0.32 1.02 7
f
9.77 1,070,150 0.33 0.33 1.41 12
f
37.62 9,344 0.15 0.15 1.30 3
8.25 11,988 0.15 0.15 1.54 4
f
(16.59) 11,341 0.15 0.15 1.33 7
43.66 14,119 0.17 0.17 1.16 7
f
9.97 9,404 0.17 0.17 1.71 12
f
37.55 42,186 0.20 0.20 1.24 3
8.18 40,778 0.20 0.20 1.50 4
f
(16.62) 54,969 0.20 0.20 1.30 7
43.64 71,581 0.20 0.20 1.15 7
f
9.92 57,737 0.20 0.20 1.55 12
f
37.78 16,533,797 0.05 0.05 1.38 3
8.32 12,336,618 0.05 0.05 1.64 4
f
(16.50) 11,632,072 0.05 0.05 1.46 7
43.84 12,335,597 0.05 0.05 1.30 7
f
10.10 9,563,188 0.05 0.05 1.69 12
f
37.44 833,358 0.30 0.30 1.13 3
8.05 647,237 0.30 0.30 1.39 4
f
(16.71) 651,723 0.30 0.30 1.20 7
43.50 838,804 0.30 0.30 1.05 7
f
9.79 612,612 0.30 0.30 1.45 12
f
37.85 28,468,770 0.05 0.00 1.42 3
8.40 21,801,793 0.05 0.00 1.68 4
f
(16.46) 19,193,641 0.05 0.00 1.50 7
43.88 20,403,908 0.05 0.00 1.34 7
f
10.14 14,941,901 0.05 0.00 1.71 12
f

Financial Highlights
(continued)
See Notes to Financial Statements
166
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.2
Large Cap Growth Index
Class I:
10/31/24 $ 45.52 $ 0.33 $ 19.25 $ 19.58 $ (0.36) $ (0.59) $ (0.95) $ 64.15
10/31/23 42.34 0.33 6.88 7.21 (0.36) (3.67) (4.03) 45.52
10/31/22 61.13 0.35 (14.14) (13.79) (0.44) (4.56) (5.00) 42.34
10/31/21 43.57 0.32 18.12 18.44 (0.29) (0.59) (0.88) 61.13
10/31/20 34.57 0.33 9.50 9.83 (0.36) (0.47) (0.83) 43.57
Class R6:
10/31/24 45.62 0.39 19.29 19.68 (0.39) (0.59) (0.98) 64.32
10/31/23 42.43 0.39 6.88 7.27 (0.41) (3.67) (4.08) 45.62
10/31/22 61.25 0.41 (14.17) (13.76) (0.50) (4.56) (5.06) 42.43
10/31/21 43.65 0.39 18.15 18.54 (0.35) (0.59) (0.94) 61.25
10/31/20 34.63 0.39 9.50 9.89 (0.40) (0.47) (0.87) 43.65
Retirement Class:
10/31/24 45.97 0.24 19.45 19.69 (0.28) (0.59) (0.87) 64.79
10/31/23 42.70 0.29 6.94 7.23 (0.29) (3.67) (3.96) 45.97
10/31/22 61.61 0.29 (14.28) (13.99) (0.36) (4.56) (4.92) 42.70
10/31/21 43.91 0.26 18.27 18.53 (0.24) (0.59) (0.83) 61.61
10/31/20 34.83 0.29 9.57 9.86 (0.31) (0.47) (0.78) 43.91
a
Based on average shares outstanding.
b
Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
43.61% $ 198,405 0.16% 0.16% 0.57% 27%
18.74 170,531 0.16 0.16 0.76 32
f
(24.73) 84,495 0.16 0.16 0.72 34
42.93 81,993 0.17 0.17 0.61 31
29.00 63,667 0.18 0.18 0.86 33
f
43.76 13,554,206 0.05 0.05 0.67 27
18.86 9,494,986 0.05 0.05 0.90 32
f
(24.65) 8,034,639 0.05 0.05 0.84 34
43.11 10,180,858 0.05 0.05 0.73 31
29.14 7,537,182 0.05 0.05 1.00 33
f
43.37 1,277,741 0.30 0.30 0.42 27
18.58 867,718 0.30 0.30 0.66 32
f
(24.84) 757,262 0.30 0.30 0.58 34
42.77 1,085,055 0.30 0.30 0.48 31
28.84 855,735 0.30 0.30 0.74 33
f

Financial Highlights
(continued)
See Notes to Financial Statements
168
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.3
Large Cap Value Index
Class I:
10/31/24 $ 21.35 $ 0.50 $ 5.84 $ 6.34 $ (0.52) $ (0.60) $ (1.12) $ 26.57
10/31/23 22.24 0.47 (0.45) 0.02 (0.42) (0.49) (0.91) 21.35
10/31/22 24.82 0.44 (2.14) (1.70) (0.41) (0.47) (0.88) 22.24
10/31/21 17.67 0.36 7.22 7.58 (0.43) — (0.43) 24.82
10/31/20 20.49 0.48 (1.90) (1.42) (0.54) (0.86) (1.40) 17.67
Class R6:
10/31/24 21.34 0.53 5.83 6.36 (0.53) (0.60) (1.13) 26.57
10/31/23 22.29 0.52 (0.48) 0.04 (0.50) (0.49) (0.99) 21.34
10/31/22 24.89 0.48 (2.16) (1.68) (0.45) (0.47) (0.92) 22.29
10/31/21 17.72 0.44 7.19 7.63 (0.46) — (0.46) 24.89
10/31/20 20.54 0.46 (1.85) (1.39) (0.57) (0.86) (1.43) 17.72
Retirement Class:
10/31/24 21.74 0.48 5.95 6.43 (0.48) (0.60) (1.08) 27.09
10/31/23 22.68 0.48 (0.48) — (0.45) (0.49) (0.94) 21.74
10/31/22 25.32 0.43 (2.20) (1.77) (0.40) (0.47) (0.87) 22.68
10/31/21 18.03 0.39 7.32 7.71 (0.42) — (0.42) 25.32
10/31/20 20.87 0.42 (1.88) (1.46) (0.52) (0.86) (1.38) 18.03
a
Based on average shares outstanding.
b
Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
30.76% $ 107,708 0.17% 0.17% 2.05% 27%
(0.04) 101,091 0.18 0.18 2.15 26
f
(7.11) 17,967 0.19 0.19 1.92 21
43.47 16,207 0.19 0.19 1.60 29
(7.63) 9,094 0.19 0.19 2.54 33
f
30.90 9,288,489 0.05 0.05 2.15 27
0.09 6,571,229 0.05 0.05 2.34 26
f
(6.99) 6,667,880 0.05 0.05 2.08 21
43.69 7,684,426 0.05 0.05 1.93 29
(7.51) 5,586,461 0.05 0.05 2.52 33
f
30.56 1,471,227 0.30 0.30 1.92 27
(0.13) 1,311,133 0.30 0.30 2.09 26
f
(7.25) 1,233,751 0.30 0.30 1.83 21
43.28 1,279,443 0.30 0.30 1.67 29
(7.71) 821,535 0.30 0.30 2.29 33
f

Financial Highlights
(continued)
See Notes to Financial Statements
170
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.4
S&P 500 Index
Class I:
10/31/24 $ 46.21 $ 0.73 $ 16.54 $ 17.27 $ (0.71) $ — $ (0.71) $ 62.77
10/31/23 42.76 0.69 3.51 4.20 (0.64) (0.11) (0.75) 46.21
10/31/22 50.99 0.63 (8.00) (7.37) (0.57) (0.29) (0.86) 42.76
10/31/21 36.27 0.56 14.74 15.30 (0.58) — (0.58) 50.99
10/31/20 33.82 0.57 2.61 3.18 (0.63) (0.10) (0.73) 36.27
Class R6:
10/31/24 46.33 0.80 16.57 17.37 (0.77) — (0.77) 62.93
10/31/23 42.87 0.76 3.50 4.26 (0.69) (0.11) (0.80) 46.33
10/31/22 51.11 0.69 (8.00) (7.31) (0.64) (0.29) (0.93) 42.87
10/31/21 36.35 0.62 14.77 15.39 (0.63) — (0.63) 51.11
10/31/20 33.88 0.62 2.61 3.23 (0.66) (0.10) (0.76) 36.35
Retirement Class:
10/31/24 45.91 0.65 16.44 17.09 (0.65) — (0.65) 62.35
10/31/23 42.49 0.64 3.47 4.11 (0.58) (0.11) (0.69) 45.91
10/31/22 50.67 0.57 (7.94) (7.37) (0.52) (0.29) (0.81) 42.49
10/31/21 36.06 0.51 14.64 15.15 (0.54) — (0.54) 50.67
10/31/20 33.62 0.53 2.60 3.13 (0.59) (0.10) (0.69) 36.06
a
Based on average shares outstanding.
b
Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
37.75% $ 174,689 0.18% 0.18% 1.28% 3%
9.95 134,151 0.18 0.18 1.52 2
f
(14.74) 114,843 0.18 0.18 1.35 5
42.63 134,424 0.18 0.18 1.25 7
f
9.51 103,558 0.18 0.18 1.65 7
37.91 7,512,868 0.05 0.05 1.41 3
10.09 5,617,665 0.05 0.05 1.65 2
f
(14.62) 4,933,068 0.05 0.05 1.47 5
42.82 6,310,496 0.05 0.05 1.38 7
f
9.67 4,426,743 0.05 0.05 1.78 7
37.59 3,025,406 0.30 0.30 1.16 3
9.80 2,091,065 0.30 0.30 1.40 2
f
(14.83) 1,784,834 0.30 0.30 1.23 5
42.43 2,107,555 0.30 0.30 1.13 7
f
9.41 1,510,268 0.30 0.30 1.53 7

Financial Highlights
(continued)
See Notes to Financial Statements
172
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.5
Small Cap Blend Index
Class I:
10/31/24 $ 19.13 $ 0.26 $ 6.08 $ 6.34 $ (0.37) $ (0.30) $ (0.67) $ 24.80
10/31/23 21.29 0.36 (2.16) (1.80) (0.29) (0.07) (0.36) 19.13
10/31/22 28.48 0.28 (5.20) (4.92) (0.29) (1.98) (2.27) 21.29
10/31/21 19.41 0.23 9.46 9.69 (0.23) (0.39) (0.62) 28.48
10/31/20 20.43 0.19 (0.16) 0.03 (0.26) (0.79) (1.05) 19.41
Class R6:
10/31/24 19.17 0.32 6.09 6.41 (0.40) (0.30) (0.70) 24.88
10/31/23 21.34 0.39 (2.17) (1.78) (0.32) (0.07) (0.39) 19.17
10/31/22 28.54 0.32 (5.22) (4.90) (0.32) (1.98) (2.30) 21.34
10/31/21 19.45 0.27 9.47 9.74 (0.26) (0.39) (0.65) 28.54
10/31/20 20.46 0.22 (0.15) 0.07 (0.29) (0.79) (1.08) 19.45
Retirement Class:
10/31/24 19.25 0.26 6.11 6.37 (0.34) (0.30) (0.64) 24.98
10/31/23 21.41 0.34 (2.17) (1.83) (0.26) (0.07) (0.33) 19.25
10/31/22 28.62 0.26 (5.24) (4.98) (0.25) (1.98) (2.23) 21.41
10/31/21 19.51 0.20 9.51 9.71 (0.21) (0.39) (0.60) 28.62
10/31/20 20.52 0.17 (0.15) 0.02 (0.24) (0.79) (1.03) 19.51
a
Based on average shares outstanding.
b
Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
33.79% $ 23,031 0.46% 0.24% 1.14% 18%
(8.56) 11,803 0.71 0.20 1.71 16
(18.53) 12,338 0.67 0.21 1.22 25
50.57 13,774 0.76 0.20 0.85 33
(0.11) 8,823 1.08 0.20 1.01 32
f
34.11 2,837,755 0.06 0.06 1.38 18
(8.43) 2,204,534 0.05 0.05 1.86 16
(18.42) 2,548,376 0.06 0.06 1.38 25
50.75 3,552,723 0.05 0.05 1.00 33
0.08 2,308,446 0.06 0.06 1.16 32
f
33.71 660,483 0.31 0.31 1.13 18
(8.62) 570,342 0.30 0.30 1.62 16
(18.63) 742,366 0.31 0.31 1.12 25
50.39 1,095,078 0.30 0.30 0.75 33
(0.16) 791,714 0.30 0.30 0.92 32
f

Financial Highlights
(continued)
See Notes to Financial Statements
174
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.6
Emerging Markets Equity Index
Class A:
10/31/24 $ 9.57 $ 0.24 $ 1.90 $ 2.14 $ (0.28) $ — $ (0.28) $ 11.43
10/31/23 8.87 0.23 0.68 0.91 (0.21) — (0.21) 9.57
10/31/22 13.13 0.28 (4.30) (4.02) (0.24) — (0.24) 8.87
10/31/21 11.59 0.22 1.55 1.77 (0.23) — (0.23) 13.13
10/31/20 11.00 0.19 0.68 0.87 (0.28) — (0.28) 11.59
Class I:
10/31/24 9.64 0.26 1.92 2.18 (0.31) — (0.31) 11.51
10/31/23 8.93 0.24 0.69 0.93 (0.22) — (0.22) 9.64
10/31/22 13.23 0.33 (4.36) (4.03) (0.27) — (0.27) 8.93
10/31/21 11.65 0.24 1.57 1.81 (0.23) — (0.23) 13.23
10/31/20 11.06 0.18 0.71 0.89 (0.30) — (0.30) 11.65
Premier Class:
10/31/24 9.58 0.26 1.92 2.18 (0.29) — (0.29) 11.47
10/31/23 8.88 0.25 0.68 0.93 (0.23) — (0.23) 9.58
10/31/22 13.15 0.31 (4.32) (4.01) (0.26) — (0.26) 8.88
10/31/21 11.60 0.25 1.55 1.80 (0.25) — (0.25) 13.15
10/31/20 11.02 0.21 0.67 0.88 (0.30) — (0.30) 11.60
Class R6:
10/31/24 9.61 0.28 1.92 2.20 (0.32) — (0.32) 11.49
10/31/23 8.91 0.27 0.68 0.95 (0.25) — (0.25) 9.61
10/31/22 13.20 0.32 (4.32) (4.00) (0.29) — (0.29) 8.91
10/31/21 11.64 0.27 1.56 1.83 (0.27) — (0.27) 13.20
10/31/20 11.05 0.23 0.68 0.91 (0.32) — (0.32) 11.64
Retirement Class:
10/31/24 9.55 0.25 1.91 2.16 (0.30) — (0.30) 11.41
10/31/23 8.86 0.24 0.67 0.91 (0.22) — (0.22) 9.55
10/31/22 13.12 0.29 (4.30) (4.01) (0.25) — (0.25) 8.86
10/31/21 11.57 0.24 1.55 1.79 (0.24) — (0.24) 13.12
10/31/20 11.00 0.20 0.67 0.87 (0.30) — (0.30) 11.57
Class W:
10/31/24 9.64 0.30 1.92 2.22 (0.34) — (0.34) 11.52
10/31/23 8.94 0.29 0.67 0.96 (0.26) — (0.26) 9.64
10/31/22 13.23 0.34 (4.33) (3.99) (0.30) — (0.30) 8.94
10/31/21 11.66 0.29 1.57 1.86 (0.29) — (0.29) 13.23
10/31/20 11.07 0.26 0.67 0.93 (0.34) — (0.34) 11.66
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
22.88% $ 16,860 0.49% 0.49% 2.22% 5%
10.20 16,665 0.49 0.49 2.31 14
(31.19) 16,002 0.53 0.50 2.51 7
15.32 23,317 0.56 0.56 1.65 33
f
8.07 15,221 0.57 0.57 1.73 36
23.14 4,876 0.29 0.29 2.45 5
10.32 4,602 0.29 0.29 2.37 14
(31.08) 6,895 0.33 0.33 3.01 7
15.61 4,300 0.32 0.32 1.77 33
f
8.28 2,449 0.34 0.34 1.62 36
23.22 8,173 0.31 0.31 2.45 5
10.39 8,771 0.31 0.31 2.43 14
(31.06) 22,113 0.34 0.34 2.74 7
15.58 28,510 0.33 0.33 1.80 33
f
8.21 25,218 0.35 0.35 1.90 36
23.43 1,346,384 0.16 0.16 2.58 5
10.52 1,053,054 0.16 0.16 2.63 14
(30.98) 1,010,505 0.19 0.19 2.91 7
15.77 1,165,241 0.18 0.18 1.96 33
f
8.43 921,818 0.20 0.20 2.13 36
23.07 800,393 0.41 0.41 2.34 5
10.19 562,249 0.41 0.41 2.41 14
(31.12) 438,986 0.44 0.44 2.64 7
15.55 556,244 0.43 0.43 1.74 33
f
8.06 428,964 0.45 0.45 1.89 36
23.54 4,865,035 0.16 0.00 2.75 5
10.69 3,571,788 0.16 0.00 2.82 14
(30.81) 3,053,793 0.19 0.00 3.07 7
16.00 3,377,750 0.18 0.00 2.17 33
f
8.60 2,131,058 0.20 0.01 2.37 36

Financial Highlights
(continued)
See Notes to Financial Statements
176
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
4.7
International Equity Index
Class I:
10/31/24 $ 19.71 $ 0.52 $ 3.77 $ 4.29 $ (0.65) $ — $ (0.65) $ 23.35
10/31/23 17.56 0.72 1.95 2.67 (0.52) — (0.52) 19.71
10/31/22 23.51 0.61 (5.89) (5.28) (0.67) — (0.67) 17.56
10/31/21 17.90 0.59 5.42 6.01 (0.40) — (0.40) 23.51
10/31/20 19.75 0.43 (1.68) (1.25) (0.60) — (0.60) 17.90
Premier Class:
10/31/24 19.70 0.66 3.61 4.27 (0.65) — (0.65) 23.32
10/31/23 17.55 0.61 2.05 2.66 (0.51) — (0.51) 19.70
10/31/22 23.48 0.59 (5.87) (5.28) (0.65) — (0.65) 17.55
10/31/21 17.87 0.58 5.42 6.00 (0.39) — (0.39) 23.48
10/31/20 19.71 0.42 (1.67) (1.25) (0.59) — (0.59) 17.87
Class R6:
10/31/24 19.75 0.68 3.65 4.33 (0.69) — (0.69) 23.39
10/31/23 17.60 0.64 2.05 2.69 (0.54) — (0.54) 19.75
10/31/22 23.56 0.64 (5.91) (5.27) (0.69) — (0.69) 17.60
10/31/21 17.93 0.61 5.44 6.05 (0.42) — (0.42) 23.56
10/31/20 19.77 0.45 (1.67) (1.22) (0.62) — (0.62) 17.93
Retirement Class:
10/31/24 20.22 0.64 3.72 4.36 (0.63) — (0.63) 23.95
10/31/23 18.00 0.60 2.11 2.71 (0.49) — (0.49) 20.22
10/31/22 24.08 0.60 (6.05) (5.45) (0.63) — (0.63) 18.00
10/31/21 18.32 0.57 5.56 6.13 (0.37) — (0.37) 24.08
10/31/20 20.20 0.41 (1.72) (1.31) (0.57) — (0.57) 18.32
Class W:
10/31/24 19.77 0.70 3.63 4.33 (0.70) — (0.70) 23.40
10/31/23 17.61 0.65 2.06 2.71 (0.55) — (0.55) 19.77
10/31/22 23.57 0.65 (5.91) (5.26) (0.70) — (0.70) 17.61
10/31/21 17.94 0.63 5.43 6.06 (0.43) — (0.43) 23.57
10/31/20 19.78 0.46 (1.68) (1.22) (0.62) — (0.62) 17.94
a
Based on average shares outstanding.
b
Total returns are not annualized.
f
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
22.13% $ 188,362 0.18% 0.18% 2.31% 4%
15.24 474,257 0.19 0.19 3.45 8
f
(23.10) 135,488 0.17 0.17 3.03 5
33.86 156,717 0.17 0.17 2.65 5
f
(6.58) 111,950 0.17 0.17 2.32 4
22.07 156,581 0.20 0.20 2.90 4
15.21 133,705 0.20 0.20 3.00 8
f
(23.10) 138,009 0.20 0.20 2.91 5
33.87 235,696 0.20 0.20 2.60 5
f
(6.61) 201,339 0.20 0.20 2.26 4
22.31 14,941,627 0.05 0.05 2.99 4
15.34 10,116,149 0.05 0.05 3.11 8
f
(23.00) 8,366,604 0.05 0.05 3.14 5
34.05 9,784,831 0.05 0.05 2.72 5
f
(6.45) 7,675,874 0.05 0.05 2.46 4
21.94 1,649,021 0.30 0.30 2.74 4
15.09 1,199,275 0.30 0.30 2.86 8
f
(23.20) 1,025,583 0.30 0.30 2.86 5
33.74 1,409,903 0.30 0.30 2.50 5
f
(6.73) 1,140,317 0.30 0.30 2.20 4
22.30 10,229,776 0.05 0.00 3.05 4
15.45 8,094,126 0.05 0.00 3.15 8
f
(22.96) 7,066,985 0.05 0.00 3.21 5
34.09 7,359,293 0.05 0.00 2.80 5
f
(6.40) 4,288,389 0.05 0.00 2.53 4

Notes to Financial Statements
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Funds of less than certain amounts, as set forth in the Funds' prospectus. Shareholders with an account held directly with a Fund that held Class
A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at net asset value (“NAV”). Class A Shares purchases of $1,000,000 or more with respect to the Equity Index and Emerging Market Equity Index are sold at NAV without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6,
Retirement Class and Class W shares are sold without an up-front sales charge.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2024 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
New Name Former Name Short Name
Nuveen Equity Index Fund TIAA-CREF Equity Index Fund Equity Index
Nuveen Large Cap Growth Index Fund TIAA-CREF Large Cap Growth Index Fund Large Cap Growth Index
Nuveen Large Cap Value Index Fund TIAA-CREF Large Cap Value Index Fund Large Cap Value Index
Nuveen S&P 500 Index Fund TIAA-CREF S&P 500 Index Fund S&P 500 Index
Nuveen Small Cap Blend Index Fund TIAA-CREF Small Cap Blend Index Fund Small Cap Blend Index
Nuveen Emerging Markets Equity Index Fund TIAA-CREF Emerging Markets Equity Index Fund Emerging Market Equity Index
Nuveen International Equity Index Fund TIAA-CREF International Equity Index Fund International Equity Index
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.

Notes to Financial Statements
(continued)

The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment
Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.
ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $47,463,977,953 $— $94,448 $47,464,072,401
Rights/Warrants — — 75,790 75,790
Investments purchased with collateral from securities lending 96,195,104 — — 96,195,104
Short-Term Investments
:
Government agency debt — 87,212,538 — 87,212,538
Repurchase agreement — 276,000,000 — 276,000,000
Treasury debt — 68,804,046 — 68,804,046
Investments in Derivatives
:
Futures contracts* (2,002,690) — — (2,002,690)
Total $47,558,170,367 $432,016,584 $170,238 $47,990,357,189
1 1 1 1 1
Large Cap Growth Index
Long-Term Investments
:
Common stocks $15,007,698,573 $— $— $15,007,698,573
Investment companies 16,372,343 — — 16,372,343
Investments purchased with collateral from securities lending 6,624,294 — — 6,624,294
Total $15,030,695,210 $— $— $15,030,695,210
1 1 1 1 1
Large Cap Value Index
Long-Term Investments
:
Common stocks $10,821,151,073 $— $433 $10,821,151,506
Investment companies 38,395,574 — — 38,395,574
Investments purchased with collateral from securities lending 11,997,241 — — 11,997,241
Total $10,871,543,888 $— $433 $10,871,544,321
1 1 1 1 1
S&P 500 Index
Long-Term Investments
:
Common stocks $10,639,521,126 $— $— $10,639,521,126
Investments purchased with collateral from securities lending 1,266,734 — — 1,266,734
Short-Term Investments
:
Government agency debt — 31,667,986 — 31,667,986
Treasury debt — 34,856,554 — 34,856,554
Investments in Derivatives
:
Futures contracts* (800,741) — — (800,741)
Total $10,639,987,119 $66,524,540 $— $10,706,511,659
1 1 1 1 1
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,499,078,399 $— $141,499 $3,499,219,898
Rights/Warrants — — 41,140 41,140
Investments purchased with collateral from securities lending 94,748,342 — — 94,748,342
Short-Term Investments
:
Government agency debt — 17,567,502 — 17,567,502
Treasury debt — 4,970,784 — 4,970,784
Investments in Derivatives
:
Futures contracts* (297,885) — — (297,885)
Total $3,593,528,856 $22,538,286 $182,639 $3,616,249,781
1 1 1 1 1

Notes to Financial Statements
(continued)

4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $1,009,055,366 $5,931,884,921 $354,728 $6,941,295,015
Rights/Warrants — — 22 22
Investments purchased with collateral from securities lending 25,564,362 — — 25,564,362
Short-Term Investments
:
Government agency debt — 9,256,357 — 9,256,357
Repurchase agreement — 16,400,000 — 16,400,000
Treasury debt — 59,864,909 — 59,864,909
Investments in Derivatives
:
Futures contracts* (2,306,452) — — (2,306,452)
Total $1,032,313,276 $6,017,406,187 $354,750 $7,050,074,213
1 1 1 1 1
International Equity Index
Long-Term Investments
:
Common stocks $603,970,564 $26,015,366,149 $—** $26,619,336,713
Investments purchased with collateral from securities lending 235,780,361 — — 235,780,361
Short-Term Investments
:
Government agency debt — 119,696,339 — 119,696,339
Treasury debt — 121,183,543 — 121,183,543
Investments in Derivatives
:
Futures contracts* (5,864,567) — — (5,864,567)
Total $833,886,358 $26,256,246,031 $— $27,090,132,389
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
** Value equals zero as of the end of the reporting period.
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Equity Index Bank of New York Mellon $ 276,000,000 $ (281,520,046)
Emerging Markets Equity Index Bank of New York Mellon 16,400,000 (16,728,064)

Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. During the current fiscal period, Equity Index, S&P 500 Index, Small Cap Blend Index, Emerging Markets Equity Index and
International Equity Index used equity index futures to equitize cash in their portfolios.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of Operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
Aggregate Value of
Securities on Loan
Fund
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Equity Index $166,540,039 $96,195,104 $84,063,394 $180,258,498
Large Cap Growth Index 9,603,550 6,624,294 3,455,474 10,079,768
Large Cap Value Index 34,582,238 11,997,241 24,399,538 36,396,779
S&P 500 Index 4,367,633 1,266,734 3,214,567 4,481,301
Small Cap Blend Index 140,453,532 94,748,342 57,453,163 152,201,505
Emerging Markets Equity Index 70,681,874 25,564,362 50,371,172 75,935,534
International Equity Index 382,163,761 235,780,361 173,165,695 408,946,056
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
4.1
Equity Index $ 1,107,158,061 $ 2,377,805,697
4.2
Large Cap Growth Index 3,655,516,058 3,636,768,582
4.3
Large Cap Value Index 3,234,925,785 2,611,853,531
4.4
S&P 500 Index 386,353,919 324,975,224
4.5
Small Cap Blend Index 591,968,839 749,064,638
4.6
Emerging Markets Equity Index 994,325,247 331,467,151
4.7
International Equity Index 4,269,527,147 1,018,373,502

Notes to Financial Statements
(continued)

As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows :
Fund Average Notional Amount of Futures Contracts Outstanding*
4.1
Equity Index $ 159,698,829
4.4
S&P 500 Index 66,833,304
4.5
Small Cap Blend Index 23,281,510
4.6
Emerging Markets Equity Index 118,714,869
4.7
International Equity Index 320,439,679
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Equity Index
Futures contracts Equity - $ – Unrealized depreciation
on futures contracts
*
$ (2,002,690)
1 1 1 1 1 1 1 1
S&P 500 Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(800,741)
1 1 1 1 1 1 1 1
Small Cap Blend Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(297,885)
1 1 1 1 1 1 1 1
Emerging Markets Equity Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(2,306,452)
1 1 1 1 1 1 1 1
International Equity Index
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(5,864,567)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
4.1
Equity Index
Futures contracts Equity $ 59,397,519 $ 1,365,746
4.4
S&P 500 Index
Futures contracts Equity 13,938,912 805,964
4.5
Small Cap Blend Index
Futures contracts Equity 3,190,348 564,693
4.6
Emerging Markets Equity Index
Futures contracts Equity 13,229,901 318,523
4.7
International Equity Index
Futures contracts Equity 53,238,743 (1,735,093)

6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
10/31/24
Year Ended
10/31/23
4.1
Equity Index Shares Amount Shares Amount
Subscriptions:
Class A 1,468,447 $ 54,010,503 1,568,974 $ 47,264,597
Class I 98,009 3,624,639 69,582 2,070,283
Premier Class 165,795 6,159,773 98,615 2,900,360
Class R6 28,419,123 1,014,766,184 27,050,218 786,403,961
Retirement Class 903,734 33,097,145 1,041,342 31,158,173
Class W 60,639,668 2,194,123,323 131,716,149 3,849,793,158
Total subscriptions 91,694,776 3,305,781,567 161,544,880 4,719,590,532
Reinvestments of distributions:
Class A 500,800 16,526,395 616,108 17,460,491
Class I 5,692 184,260 6,504 180,817
Premier Class 17,470 564,109 31,521 873,771
Class R6 6,317,211 204,298,604 7,418,805 206,094,392
Retirement Class 271,550 8,931,283 341,369 9,640,250
Class W 11,461,423 370,777,019 12,820,715 356,159,463
Total reinvestments of distributions 18,574,146 601,281,670 21,235,022 590,409,184
Redemptions:
Class A (3,142,346) (116,959,866) (3,306,858) (99,366,225)
Class I (275,556) (9,941,504) (78,984) (2,324,548)
Premier Class (510,955) (18,985,964) (729,116) (22,090,736)
Class R6 (39,891,968) (1,449,981,002) (35,947,452) (1,079,048,351)
Retirement Class (2,278,624) (83,898,783) (2,934,320) (88,474,194)
Class W (99,856,983) (3,636,628,508) (98,308,984) (2,875,450,442)
Total redemptions (145,956,432) (5,316,395,627) (141,305,714) (4,166,754,496)
Net increase (decrease) from shareholder transactions (35,687,510) $ (1,409,332,390) 41,474,188 $ 1,143,245,220
Year Ended
10/31/24
Year Ended
10/31/23
4.2
Large Cap Growth Index Shares Amount Shares Amount
Subscriptions:
Class I 1,348,520 $ 74,923,140 2,826,075 $ 128,340,375
Class R6 46,600,220 2,684,882,701 56,509,354 2,459,537,357
Retirement Class 2,734,829 157,069,602 2,104,998 94,007,203
Class W
†
– – 949,170 39,648,682
Total subscriptions 50,683,569 2,916,875,443 62,389,597 2,721,533,617
Reinvestments of distributions:
Class I 73,035 3,660,532 149,498 5,766,150
Class R6 3,376,957 169,557,004 16,557,648 639,456,361
Retirement Class 326,065 16,528,233 1,787,823 69,725,079
Class W
†
– – 80,404 2,957,273
Total reinvestments of distributions 3,776,057 189,745,769 18,575,373 717,904,863
Redemptions:
Class I (2,074,538) (120,141,057) (1,225,066) (54,257,078)
Class R6 (47,357,563) (2,703,412,285) (54,296,589) (2,348,642,311)
Retirement Class (2,218,118) (129,614,055) (2,749,408) (119,733,676)
Class W
†
– – (1,754,568) (81,160,933)
Total redemptions (51,650,219) (2,953,167,397) (60,025,631) (2,603,793,998)
Net increase (decrease) from shareholder transactions 2,809,407 $ 153,453,815 20,939,339 $ 835,644,482

Notes to Financial Statements
(continued)

Year Ended
10/31/24
Year Ended
10/31/23
4.3
Large Cap Value Index Shares Amount Shares Amount
Subscriptions:
Class I 1,817,612 $ 43,377,219 5,292,976 $ 119,787,669
Class R6 83,435,239 2,041,104,339 47,053,076 1,046,961,952
Retirement Class 1,757,670 42,787,393 7,926,938 181,476,826
Class W
†
– – 1,302,866 28,534,188
Total subscriptions 87,010,521 2,127,268,951 61,575,856 1,376,760,635
Reinvestments of distributions:
Class I 225,656 4,971,211 11,388 249,403
Class R6 13,177,844 290,044,357 11,166,064 244,090,149
Retirement Class 2,868,981 64,523,389 2,264,200 50,536,935
Class W
†
– – 76,227 1,666,335
Total reinvestments of distributions 16,272,481 359,538,957 13,517,879 296,542,822
Redemptions:
Class I (2,723,876) (65,473,466) (1,377,594) (31,190,242)
Class R6 (54,940,977) (1,325,436,782) (49,531,289) (1,106,698,156)
Retirement Class (10,628,146) (268,105,354) (4,282,098) (97,082,823)
Class W
†
– – (3,043,633) (71,337,604)
Total redemptions (68,292,999) (1,659,015,602) (58,234,614) (1,306,308,825)
Net increase (decrease) from shareholder transactions 34,990,003 $ 827,792,306 16,859,121 $ 366,994,632
Year Ended
10/31/24
Year Ended
10/31/23
4.4
S&P 500 Index Shares Amount Shares Amount
Subscriptions:
Class I 896,768 $ 51,301,496 921,494 $ 41,706,967
Class R6 11,800,709 689,107,336 18,558,790 861,925,002
Retirement Class 5,363,012 299,687,204 5,935,905 265,744,699
Class W
†
– – 464,091 21,378,022
Total subscriptions 18,060,489 1,040,096,036 25,880,280 1,190,754,690
Reinvestments of distributions:
Class I 40,879 2,049,265 49,294 2,110,260
Class R6 1,815,430 91,152,761 2,076,962 89,039,362
Retirement Class 596,783 29,749,657 691,321 29,436,459
Class W
†
– – 9,363 401,305
Total reinvestments of distributions 2,453,092 122,951,683 2,826,940 120,987,386
Redemptions:
Class I (1,057,478) (60,254,582) (753,389) (34,018,091)
Class R6 (15,496,112) (881,118,384) (14,451,937) (655,982,055)
Retirement Class (2,981,112) (165,533,997) (3,090,629) (141,616,609)
Class W
†
– – (963,524) (47,192,364)
Total redemptions (19,534,702) (1,106,906,963) (19,259,479) (878,809,119)
Net increase (decrease) from shareholder transactions 978,879 $ 56,140,756 9,447,741 $ 432,932,957
Year Ended
10/31/24
Year Ended
10/31/23
4.5
Small Cap Blend Index Shares Amount Shares Amount
Subscriptions:
Class I 863,317 $ 19,243,708 396,337 $ 8,068,960
Class R6 16,511,596 368,817,640 20,821,357 435,108,879
Retirement Class 1,007,663 23,457,661 530,814 11,245,021
Total subscriptions 18,382,576 411,519,009 21,748,508 454,422,860
Reinvestments of distributions:
Class I 21,100 443,303 10,150 207,051
Class R6 3,850,961 81,024,223 2,275,172 46,459,018
Retirement Class 874,471 18,512,544 553,180 11,362,316
Total reinvestments of distributions 4,746,532 99,980,070 2,838,502 58,028,385
Redemptions:
Class I (572,874) (13,202,285) (369,000) (7,604,517)
Class R6 (21,299,733) (491,623,508) (27,530,409) (573,884,495)
Retirement Class (5,072,452) (116,311,422) (6,121,095) (128,892,935)
Total redemptions (26,945,059) (621,137,215) (34,020,504) (710,381,947)
Net increase (decrease) from shareholder transactions (3,815,951) $ (109,638,136) (9,433,494) $ (197,930,702)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Year Ended
10/31/24
Year Ended
10/31/23
4.6
Emerging Markets Equity Index Shares Amount Shares Amount
Subscriptions:
Class A 942,786 $ 10,252,635 779,548 $ 7,768,455
Class I 127,717 1,355,088 411,373 4,048,335
Premier Class 197,352 2,078,810 634,956 6,438,073
Class R6 14,862,939 159,994,476 20,019,055 201,501,010
Retirement Class 10,646,687 115,116,605 9,360,039 94,911,186
Class W 88,664,938 958,523,617 102,290,633 1,036,810,486
Total subscriptions 115,442,419 1,247,321,231 133,495,604 1,351,477,545
Reinvestments of distributions:
Class A 47,794 472,208 36,073 359,283
Class I 14,385 142,845 7,619 76,341
Premier Class 25,930 256,445 60,066 598,262
Class R6 3,556,482 35,209,172 2,848,705 28,430,078
Retirement Class 1,783,735 17,569,792 1,123,689 11,169,469
Class W 12,749,850 126,351,017 8,800,102 87,913,014
Total reinvestments of distributions 18,178,176 180,001,479 12,876,254 128,546,447
Redemptions:
Class A (1,258,146) (13,631,299) (877,582) (8,724,431)
Class I (196,003) (2,064,704) (713,851) (7,083,797)
Premier Class (426,148) (4,861,063) (2,268,650) (23,377,118)
Class R6 (10,768,719) (116,109,090) (26,696,602) (271,300,141)
Retirement Class (1,157,062) (12,120,214) (1,179,090) (11,975,577)
Class W (49,676,952) (541,498,241) (82,128,907) (839,109,367)
Total redemptions (63,483,030) (690,284,611) (113,864,682) (1,161,570,431)
Net increase (decrease) from shareholder transactions 70,137,565 $ 737,038,099 32,507,176 $ 318,453,561
Year Ended
10/31/24
Year Ended
10/31/23
4.7
International Equity Index Shares Amount Shares Amount
Subscriptions:
Class I 4,724,391 $ 103,492,579 38,442,215 $ 793,182,991
Premier Class 1,611,816 36,384,051 1,153,506 23,586,456
Class R6 161,336,680 3,761,743,231 92,299,031 1,891,665,032
Retirement Class 10,986,979 261,006,183 5,561,168 117,437,715
Class W 58,809,490 1,327,108,831 82,384,764 1,696,391,015
Total subscriptions 237,469,356 5,489,734,875 219,840,684 4,522,263,209
Reinvestments of distributions:
Class I 736,710 15,419,337 199,278 3,846,056
Premier Class 210,592 4,403,485 206,074 3,975,163
Class R6 16,070,945 336,525,588 12,786,594 247,036,988
Retirement Class 1,745,096 37,519,557 1,385,953 27,469,586
Class W 13,701,259 287,041,379 10,909,282 210,876,436
Total reinvestments of distributions 32,464,602 680,909,346 25,487,181 493,204,229
Redemptions:
Class I (21,456,499) (470,825,932) (22,294,040) (461,248,728)
Premier Class (1,896,029) (43,929,898) (2,434,988) (50,397,464)
Class R6 (50,623,810) (1,152,485,483) (68,354,531) (1,389,973,306)
Retirement Class (3,205,247) (73,082,270) (4,603,802) (96,124,907)
Class W (44,872,897) (1,029,429,097) (85,089,489) (1,742,619,463)
Total redemptions (122,054,482) (2,769,752,680) (182,776,850) (3,740,363,868)
Net increase (decrease) from shareholder transactions 147,879,476 $ 3,400,891,541 62,551,015 $ 1,275,103,570
†
For the year ended October 31, 2023, represents the period November 1, 2022 through July 25, 2023 (date of dormancy) for Large Cap Growth Index Fund and
Large Cap Value Index Fund, and the period November 1, 2022 through August 9, 2023 (date of dormancy) for S&P 500 Index Fund.

Notes to Financial Statements
(continued)

Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, investments in partnerships, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryovers:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
4.1
Equity Index $20,361,658,532 $28,954,230,360 $(1,325,531,703) $27,628,698,657
4.2
Large Cap Growth Index 5,383,338,907 9,831,316,203 (183,959,899) 9,647,356,304
4.3
Large Cap Value Index 7,377,330,387 3,950,622,175 (456,408,242) 3,494,213,933
4.4
S&P 500 Index 3,937,107,777 6,949,921,204 (180,517,322) 6,769,403,882
4.5
Small Cap Blend Index 2,639,009,780 1,468,563,809 (491,323,298) 977,240,511
4.6
Emerging Markets Equity Index 5,803,244,541 1,938,359,547 (691,529,875) 1,246,829,672
4.7
International Equity Index 22,145,376,854 6,615,617,676 (1,670,862,141) 4,944,755,535
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
4.1
Equity Index $632,248,628 $14,137,202 $27,628,698,657 $– $– $– $28,275,084,487
4.2
Large Cap Growth Index 124,330,463 356,374,226 9,647,356,304 – – (761,946) 10,127,299,047
4.3
Large Cap Value Index 178,324,325 89,340,355 3,494,213,933 – – (778,977) 3,761,099,636
4.4
S&P 500 Index 120,022,155 11,867,701 6,769,414,458 – – (897,697) 6,900,406,617
4.5
Small Cap Blend Index 56,314,286 154,501,384 977,240,001 – – (427,622) 1,187,628,049
4.6
Emerging Markets Equity Index 189,780,183 – 1,170,555,670 (954,605,967) – (236,997) 405,492,889
4.7
International Equity Index 766,072,064 – 4,942,415,094 (1,079,723,594) – (1,524,989) 4,627,238,575
10/31/24 10/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
4.1
Equity Index $ 603,708,745 $ – $ 513,587,586 $ 79,492,662
4.2
Large Cap Growth Index 90,391,741 132,489,736 82,592,025 770,902,564
4.3
Large Cap Value Index 326,329,801 89,454,598 220,004,513 126,047,038
4.4
S&P 500 Index 124,412,541 – 106,013,789 16,973,710
4.5
Small Cap Blend Index 57,344,759 44,516,211 47,191,624 11,943,985
4.6
Emerging Markets Equity Index 180,034,753 – 128,592,109 –
4.7
International Equity Index 698,158,143 – 500,477,383 –
Fund Short-Term Long-Term Total
4.1
Equity Index $ – $ – $ –
4.2
Large Cap Growth Index – – –
4.3
Large Cap Value Index – – –
4.4
S&P 500 Index – – –
4.5
Small Cap Blend Index – – –
4.6
Emerging Markets Equity Index 209,930,810 744,675,157 954,605,967
4.7
International Equity Index 243,075,188 836,648,406 1,079,723,594
Fund Utilized
4.1
Equity Index $117,623,824
4.2
Large Cap Growth Index –

8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. The investment management fee and maximum expense amounts for each Fund is based on a percentage of average daily net assets according to the following rates:
Fund Utilized
4.3
Large Cap Value Index –
4.4
S&P 500 Index 18,594,791
4.5
Small Cap Blend Index –
4.6
Emerging Markets Equity Index –
4.7
International Equity Index –
Investment
Management Fee Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
4.1
Equity Index 0.040% 0.440% 0.240% 0.240% 0.090% 0.340% 0.090%
4.2
Large Cap Growth Index 0.040% – 0.240 – 0.090 0.340 –
4.3
Large Cap Value Index 0.040% – 0.240 – 0.090 0.340 –
4.4
S&P 500 Index 0.040% – 0.240 – 0.090 0.340 –
4.5
Small Cap Blend Index 0.040% – 0.240 – 0.090 0.340 –
4.6
Emerging Markets Equity Index 0.100% 0.560 0.360 0.360 0.210 0.460 0.210
4.7
International Equity Index 0.040% – 0.300 0.300 0.150 0.400 0.150
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(continued)

The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.
The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of the end of the reporting period:
9. Emerging Markets Risks
The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
11. Line of Credit
The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023 and expired on June 11, 2024.
Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility is borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Fund Purchases Sales Realized Gain (Loss)
Equity Index $ 143,217,841 $ 40,311,038 $ 6,383,361
Large Cap Growth Index 80,854,915 38,618,845 599,915
Large Cap Value Index 70,320,029 9,174,470 (463,893)
S&P 500 Index 71,677,246 – –
Small Cap Blend Index 1,387,332 – –
Emerging Markets Equity Index 5,732,805 12,614,440 (39,243,974)
International Equity Index 161,900,848 25,660,124 (28,739,744)
Underlying Fund
Nuveen Lifecycle
Index Funds TIAA Access Total
4.1
Equity Index 60% 1% 61%
4.2
Large Cap Growth Index – 4 4
4.3
Large Cap Value Index – 8 8
4.4
S&P 500 Index – 10 10
4.5
Small Cap Blend Index – 18 18
4.6
Emerging Markets Equity Index 69 1 70
4.7
International Equity Index 38 5 43

During June 2024, the Funds, along with certain other funds managed by the Adviser or by an affiliate of the Adviser (“Participating
Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility.
Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders.
Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the
Board of each Participating Fund. During the current fiscal period, the Funds did not utilize this facility.”
There were no borrowings under this credit facility by the Funds during the current fiscal period.

Important Tax Information

(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
4.1
Equity Index $ 15,907,557
4.2
Large Cap Growth Index 154,123,892
4.3
Large Cap Value Index 95,540,652
4.4
S&P 500 Index 3,558,217
4.5
Small Cap Blend Index 51,476,762
4.6
Emerging Markets Equity Index –
4.7
International Equity Index –
Fund Percentage
4.1
Equity Index 86.3%
4.2
Large Cap Growth Index 95.1
4.3
Large Cap Value Index 52.6
4.4
S&P 500 Index 93.4
4.5
Small Cap Blend Index 57.0
4.6
Emerging Markets Equity Index 0.2
4.7
International Equity Index —
Fund Percentage
4.1
Equity Index 88.7%
4.2
Large Cap Growth Index 97.3
4.3
Large Cap Value Index 54.2
4.4
S&P 500 Index 96.2
4.5
Small Cap Blend Index 58.7
4.6
Emerging Markets Equity Index 35.7
4.7
International Equity Index 76.7
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
4.1
Equity Index 0.2% — %
4.2
Large Cap Growth Index — —
4.3
Large Cap Value Index — —
4.4
S&P 500 Index 0.3 —
4.5
Small Cap Blend Index 0.2 —
4.6
Emerging Markets Equity Index 0.3 —
4.7
International Equity Index 0.2 —

Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section
163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
4.1
Equity Index $ — $ — $ — $ —
4.2
Large Cap Growth Index — — — —
4.3
Large Cap Value Index — — — —
4.4
S&P 500 Index — — — —
4.5
Small Cap Blend Index — — — —
4.6
Emerging Markets Equity Index 168,090,846 0.27449 20,915,698 0.03416
4.7
International Equity Index 716,349,974 0.61773 45,947,968 0.03962
Fund Percentage
4.1
Equity Index 1.2%
4.2
Large Cap Growth Index 0.3
4.3
Large Cap Value Index 0.1
4.4
S&P 500 Index 2.3
4.5
Small Cap Blend Index 2.0
4.6
Emerging Markets Equity Index 1.7
4.7
International Equity Index 1.9

1
Item 7. Financial Statements and Financial Highlights for Open-
End Management Investment Companies

Report of Independent Registered Public Accounting Firm
2
To the Board of Trustees of TIAA-CREF Funds and Shareholders of Nuveen Emerging Markets Debt Fund and Nuveen International
Bond Fund
Opinions on the Financial Statements
We have audited (i) the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Emerging
Markets Debt Fund as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024, and (ii) the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of Nuveen International Bond Fund and its subsidiaries as of October 31, 2024, the related consolidated statement of operations for the year ended October 31, 2024, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2024 (two of the funds constituting
TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31,
2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the five years in the period ended October
31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, issuer, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Chicago, Illinois
December 26, 2024
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments October 31, 2024
Emerging Markets Debt
3
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.2%
BANK LOAN OBLIGATIONS - 0.4%
PUERTO RICO - 0.4%
$ 1,840,000 (a) Coral-US Co-Borrower LLC, (TSFR1M + 3.000%) 7 .918% 10/15/29 $ 1,835,069
TOTAL PUERTO RICO 1,835,069
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,829,741) 1,835,069
SHARES DESCRIPTION VALUE
COMMON STOCKS - 1.0%
BRAZIL - 0.0%
788 (b) Oi S.A. (ADR) 3,068
TOTAL BRAZIL 3,068
MEXICO - 1.0%
265,589 Grupo Aeromexico SAB de C.V. 5,309,258
TOTAL MEXICO 5,309,258
SOUTH AFRICA - 0.0%
500,979 (b) Petra Diamonds Ltd 231,264
TOTAL SOUTH AFRICA 231,264
TOTAL COMMON STOCKS
(Cost $5,472,560) 5,543,590
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 45.0%
ARGENTINA - 0.3%
1,500,000 (c) YPF S.A. 6 .950 07/21/27 1,463,354
TOTAL ARGENTINA 1,463,354
AUSTRALIA - 0.5%
1,725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,590,605
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,360,169
TOTAL AUSTRALIA 2,950,774
BRAZIL - 3.0%
1,825,000 (c) Ambipar Lux Sarl 9 .875 02/06/31 1,867,143
2,200,000 (c) Embraer Netherlands Finance BV 7 .000 07/28/30 2,331,100
2,750,000 (c),(d) Itau Unibanco Holding S.A. 4 .625 N/A 2,672,094
725,000 (c) LD Celulose International GmbH 7 .950 01/26/32 742,037
1,600,000 (c),(e) Minerva Luxembourg S.A. 8 .875 09/13/33 1,680,062
525,000 (c) Nexa Resources S.A. 6 .750 04/09/34 542,440
181,322 (c),(f) Oi S.A. 10 .000 06/30/27 163,179
394,386 (c) Oi S.A. 8 .500 12/31/28 37,467
1,500,000 Petrobras Global Finance BV 6 .900 03/19/49 1,478,811
1,800,000 (c) Raizen Fuels Finance S.A. 5 .700 01/17/35 1,724,040
1,249,600 (c) Rio Oil Finance Trust 8 .200 04/06/28 1,282,548
2,000,000 (c) Rumo Luxembourg Sarl 4 .200 01/18/32 1,739,976
TOTAL BRAZIL 16,260,897
CHILE - 4.0%
1,075,000 (c) AES Andes S.A. 8 .150 06/10/55 1,097,936
2,378,495 (c) Alfa Desarrollo S.p.A 4 .550 09/27/51 1,788,581
850,000 (c) Antofagasta plc 6 .250 05/02/34 883,475
2,100,000 (c),(d) Banco de Credito e Inversiones S.A. 7 .500 N/A 2,097,900
550,000 (c),(d) Banco de Credito e Inversiones S.A. 8 .750 N/A 581,069
1,600,000 (c),(d) Banco del Estado de Chile 7 .950 N/A 1,684,206
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,279,946
1,075,000 (c) Chile Electricity Lux Mpc II Sarl 5 .580 10/20/35 1,068,550
2,250,000 (c) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,943,217
1,175,000 (c) Corp Nacional del Cobre de Chile 5 .950 01/08/34 1,192,813
850,000 (c) Corp Nacional del Cobre de Chile 6 .440 01/26/36 884,587
2,150,000 (c) Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,693,662
1,500,000 (c) Embotelladora Andina S.A. 3 .950 01/21/50 1,156,170
2,000,000 (c) Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,262,203

Emerging Markets Debt
4
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 1,775,000 (c) Empresa Nacional del Petroleo 3 .450% 09/16/31 $ 1,545,767
2,000,000 (c) Latam Airlines Group S.A. 7 .875 04/15/30 2,002,500
TOTAL CHILE 22,162,582
CHINA - 0.7%
2,500,000 (c) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,431,023
1,500,000 (c) Lenovo Group Ltd 3 .421 11/02/30 1,360,036
TOTAL CHINA 3,791,059
COLOMBIA - 2.9%
1,675,000 Bancolombia S.A. 4 .625 12/18/29 1,667,210
1,000,000 Bancolombia S.A. 8 .625 12/24/34 1,041,909
1,375,000 Ecopetrol S.A. 4 .625 11/02/31 1,133,755
1,500,000 Ecopetrol S.A. 8 .875 01/13/33 1,541,084
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,355,584
2,000,000 (c) Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,759,329
1,000,000 (c) Empresas Publicas de Medellin ESP 4 .375 02/15/31 846,547
1,500,000 (c),(e) EnfraGen Energia Sur S.A. 5 .375 12/30/30 1,296,911
1,350,000 (c) Gran Tierra Energy, Inc 9 .500 10/15/29 1,244,026
2,075,000 (c) Grupo Aval Ltd 4 .375 02/04/30 1,811,804
2,200,000 (c) SierraCol Energy Andina LLC 6 .000 06/15/28 2,000,114
TOTAL COLOMBIA 15,698,273
COSTA RICA - 0.8%
1,756,872 (c) Autopistas del Sol S.A. 7 .375 12/30/30 1,734,911
2,300,000 (c) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 2,466,750
TOTAL COSTA RICA 4,201,661
DOMINICAN REPUBLIC - 0.8%
2,100,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7 .000 06/30/34 2,142,000
2,500,000 (c) AES Andres BV 5 .700 05/04/28 2,377,375
TOTAL DOMINICAN REPUBLIC 4,519,375
GHANA - 0.7%
1,100,000 (c) Kosmos Energy Ltd 7 .500 03/01/28 1,052,225
1,075,000 (c) Kosmos Energy Ltd 8 .750 10/01/31 1,048,094
1,653,000 (c) Tullow Oil plc 10 .250 05/15/26 1,511,907
TOTAL GHANA 3,612,226
GUATEMALA - 0.8%
1,225,000 (c) CT Trust 5 .125 02/03/32 1,114,364
1,650,000 (c) Investment Energy Resources Ltd 6 .250 04/26/29 1,592,257
1,550,000 (c) Millicom International Cellular S.A. 7 .375 04/02/32 1,583,457
TOTAL GUATEMALA 4,290,078
INDIA - 3.6%
2,100,000 (c) Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,947,359
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,491,057
771,941 (c) Azure Power Energy Ltd 3 .575 08/19/26 732,417
1,750,000 (c) Continuum Green Energy India Pvt 7 .500 06/26/33 1,806,875
1,000,000 (c) Indian Railway Finance Corp Ltd 3 .570 01/21/32 905,639
2,050,000 (c) IRB Infrastructure Developers Ltd 7 .110 03/11/32 2,082,969
1,500,000 (c) JSW Steel Ltd 5 .050 04/05/32 1,363,835
2,225,000 (c) Muthoot Finance Ltd 6 .375 04/23/29 2,210,513
2,500,000 (c),(d) Network i2i Ltd 3 .975 N/A 2,435,092
2,700,000 (c) ReNew Wind Energy AP2 4 .500 07/14/28 2,519,070
2,100,000 (c) Shriram Finance Ltd 6 .150 04/03/28 2,081,007
TOTAL INDIA 19,575,833
INDONESIA - 3.5%
1,000,000 (d) Bank Negara Indonesia Persero Tbk PT 4 .300 N/A 952,200
1,860,000 (c) Freeport Indonesia PT 5 .315 04/14/32 1,836,979
1,800,000 (c) Indika Energy Tbk PT 8 .750 05/07/29 1,850,840
3,500,000 (c) Indonesia Asahan Aluminium PT 5 .450 05/15/30 3,510,017
2,000,000 (c) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,992,224
2,000,000 (c) Medco Maple Tree Pte Ltd 8 .960 04/27/29 2,095,236
1,500,000 (c) Pertamina Persero PT 3 .100 08/27/30 1,359,187
1,250,000 (c) Pertamina Persero PT 4 .700 07/30/49 1,065,836
1,000,000 (c) Perusahaan Listrik Negara PT 5 .250 10/24/42 914,086

5
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
$ 2,000,000 (c) Perusahaan Listrik Negara PT 6 .150% 05/21/48 $ 2,008,858
1,500,000 (c) Sorik Marapi Geothermal Power PT 7 .750 08/05/31 1,470,515
TOTAL INDONESIA 19,055,978
ISRAEL - 2.1%
3,000,000 (c) Bank Hapoalim BM 3 .255 01/21/32 2,793,840
3,141,000 (c) Energean Israel Finance Ltd 5 .375 03/30/28 2,827,054
485,000 (c) Energean Israel Finance Ltd 8 .500 09/30/33 461,192
2,000,000 (c) Israel Chemicals Ltd 6 .375 05/31/38 1,924,920
2,000,000 (c) Israel Electric Corp Ltd 3 .750 02/22/32 1,712,200
1,800,000 (c) Leviathan Bond Ltd 6 .750 06/30/30 1,650,615
TOTAL ISRAEL 11,369,821
JAMAICA - 0.3%
1,400,000 (c) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 1,426,943
TOTAL JAMAICA 1,426,943
KAZAKHSTAN - 1.2%
1,300,000 (c) Development Bank of Kazakhstan JSC 5 .500 04/15/27 1,308,944
1,550,000 (c) KazMunayGas National Co JSC 6 .375 10/24/48 1,465,144
2,225,000 (c) QazaqGaz NC JSC 4 .375 09/26/27 2,134,309
1,000,000 (c) Tengizchevroil Finance Co International Ltd 4 .000 08/15/26 968,236
1,000,000 (c) Tengizchevroil Finance Co International Ltd 3 .250 08/15/30 847,606
TOTAL KAZAKHSTAN 6,724,239
MACAU - 0.3%
200,000 (c) MGM China Holdings Ltd 7 .125 06/26/31 203,190
2,000,000 (e) Sands China Ltd 3 .250 08/08/31 1,729,883
TOTAL MACAU 1,933,073
MALAYSIA - 0.7%
2,000,000 (c) Misc Capital Two Labuan Ltd 3 .750 04/06/27 1,944,548
2,000,000 (c) Petronas Capital Ltd 3 .500 04/21/30 1,868,168
TOTAL MALAYSIA 3,812,716
MAURITIUS - 0.2%
1,000,000 (c) WLB Asset VI Pte Ltd 7 .250 12/21/27 1,049,000
TOTAL MAURITIUS 1,049,000
MEXICO - 7.0%
3,000,000 (c) Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 2,729,173
800,000 (c) BBVA Bancomer S.A. 5 .350 11/12/29 797,383
2,000,000 (c) BBVA Bancomer S.A. 5 .125 01/18/33 1,865,005
1,300,000 (c),(d) Cemex SAB de C.V. 9 .125 N/A 1,383,973
1,000,000 (c),(d) Cemex SAB de C.V. 5 .125 N/A 976,519
360,000 (c) Comision Federal de Electricidad 6 .125 06/16/45 333,448
1,640,000 (c) Comision Federal de Electricidad 6 .264 02/15/52 1,464,079
2,000,000 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 2,005,000
2,013,000 (c) Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,099,005
2,100,000 (c),(g) Grupo Aeromexico SAB de C.V. 8 .625 11/15/31 2,094,225
2,500,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl 12 .500 10/15/31 2,505,500
3,800,000 (c) Nemak SAB de C.V. 3 .625 06/28/31 3,024,265
EUR 1,700,000 Petroleos Mexicanos 3 .625 11/24/25 1,812,260
4,647,000 Petroleos Mexicanos 6 .840 01/23/30 4,290,124
6,419,000 Petroleos Mexicanos 6 .700 02/16/32 5,708,045
2,000,000 (e) Petroleos Mexicanos 5 .625 01/23/46 1,300,378
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,417,607
1,500,000 Petroleos Mexicanos 6 .950 01/28/60 1,068,832
1,600,000 (c) Trust Fibra Uno 7 .375 02/13/34 1,588,061
TOTAL MEXICO 38,462,882
MOROCCO - 0.5%
350,000 (c) OCP S.A. 6 .750 05/01/34 364,875

Emerging Markets Debt
6
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MOROCCO (continued)
$ 3,000,000 (c) OCP S.A. 5 .125% 06/23/51 $ 2,299,428
TOTAL MOROCCO 2,664,303
NIGERIA - 0.2%
1,000,000 (c) IHS Holding Ltd 6 .250 11/29/28 929,042
TOTAL NIGERIA 929,042
PANAMA - 1.1%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,504,183
2,000,000 (c) Banco Nacional de Panama 2 .500 08/11/30 1,615,497
1,000,000 (c) Empresa de Transmision Electrica S.A. 5 .125 05/02/49 762,787
1,175,000 (c) Telecomunicaciones Digitales S.A. 4 .500 01/30/30 1,073,820
1,413,562 (c) UEP Penonome II S.A. 6 .500 10/01/38 1,257,326
TOTAL PANAMA 6,213,613
PERU - 1.1%
1,050,000 (c) Banco BBVA Peru S.A. 6 .200 06/07/34 1,067,605
825,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 8 .550 09/18/33 900,568
800,514 (c) Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 732,500
1,400,000 (c) Niagara Energy SAC 5 .746 10/03/34 1,368,116
2,750,000 (c) Petroleos del Peru S.A. 5 .625 06/19/47 1,799,138
TOTAL PERU 5,867,927
PUERTO RICO - 0.0%
200,000 (c) Sable International Finance Ltd 7 .125 10/15/32 201,000
TOTAL PUERTO RICO 201,000
QATAR - 0.3%
2,000,000 (c) Qatar Petroleum 3 .300 07/12/51 1,419,120
TOTAL QATAR 1,419,120
SAUDI ARABIA - 0.8%
2,500,000 (c) EIG Pearl Holdings Sarl 4 .387 11/30/46 1,981,077
1,250,000 (c) Saudi Arabian Oil Co 4 .375 04/16/49 1,031,474
2,000,000 (c) Saudi Arabian Oil Co 3 .250 11/24/50 1,341,662
TOTAL SAUDI ARABIA 4,354,213
SOUTH AFRICA - 2.6%
800,000 (d) Absa Group Ltd 6 .375 N/A 779,232
2,000,000 (c) Eskom Holdings SOC Ltd 7 .125 02/11/25 1,999,800
2,875,000 (c) Eskom Holdings SOC Ltd 6 .350 08/10/28 2,875,278
4,600,000 (c) Eskom Holdings SOC Ltd 8 .450 08/10/28 4,805,068
2,000,000 (c) MTN Mauritius Investment Ltd 6 .500 10/13/26 2,017,370
2,000,000 (c) Transnet SOC Ltd 8 .250 02/06/28 2,032,800
TOTAL SOUTH AFRICA 14,509,548
THAILAND - 0.4%
2,600,000 (c) Bangkok Bank PCL 3 .466 09/23/36 2,247,313
TOTAL THAILAND 2,247,313
TOGO - 0.3%
1,600,000 (c) Ecobank Transnational, Inc 10 .125 10/15/29 1,650,880
TOTAL TOGO 1,650,880
TRINIDAD AND TOBAGO - 0.1%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 790,500
TOTAL TRINIDAD AND TOBAGO 790,500
TURKEY - 2.4%
1,750,000 (c) Akbank TAS 7 .498 01/20/30 1,783,446
1,500,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 1,321,082
1,500,000 (c) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 1,523,625
2,300,000 (c) Limak Cimento Sanayi ve Ticaret AS. 9 .750 07/25/29 2,235,140
1,400,000 (c) Sisecam UK plc 8 .625 05/02/32 1,426,600
885,000 (c) Turkiye Garanti Bankasi AS. 8 .375 02/28/34 903,311
1,875,000 (c) Ulker Biskuvi Sanayi AS. 7 .875 07/08/31 1,919,250
2,000,000 (c) Yapi ve Kredi Bankasi AS. 9 .250 01/17/34 2,103,500
TOTAL TURKEY 13,215,954
UKRAINE - 0.3%
2,000,000 (c) NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/28 1,688,950
21,875 Ukreximbank Via Biz Finance plc 9 .750 01/22/25 20,740

7
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UKRAINE (continued)
$ 150,000 (c) Ukreximbank Via Biz Finance plc 9 .750% 01/22/25 $ 142,219
TOTAL UKRAINE 1,851,909
UNITED ARAB EMIRATES - 1.4%
1,500,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,349,559
1,325,000 (c) DAE Funding LLC 3 .375 03/20/28 1,246,741
1,447,140 (c) Galaxy Pipeline Assets Bidco Ltd 1 .750 09/30/27 1,371,588
1,548,580 (c) Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 1,342,070
542,000 (c) Shelf Drilling Holdings Ltd 9 .625 04/15/29 490,474
2,359,775 (c) Sweihan PV Power Co PJSC 3 .625 01/31/49 1,986,919
TOTAL UNITED ARAB EMIRATES 7,787,351
UZBEKISTAN - 0.1%
815,000 (c) Navoi Mining & Metallurgical Combinat 6 .700 10/17/28 818,207
TOTAL UZBEKISTAN 818,207
TOTAL CORPORATE BONDS
(Cost $259,701,914) 246,881,644
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 50 .3%
ANGOLA - 1.4%
2,250,000 (c) Angolan Government International Bond 8 .250 05/09/28 2,148,210
1,250,000 (c) Angolan Government International Bond 8 .000 11/26/29 1,143,300
2,850,000 (c) Angolan Government International Bond 8 .750 04/14/32 2,579,250
1,950,000 (c) Angolan Government International Bond 9 .375 05/08/48 1,662,102
TOTAL ANGOLA 7,532,862
ARGENTINA - 1.2%
3,400,000 Argentine Republic Government International Bond 5 .000 01/09/38 2,022,531
5,134,989 Argentine Republic Government International Bond (Step Bond) 4 .125 07/09/35 2,834,049
2,842,012 (c) Provincia de Buenos Aires (Step Bond) 6 .375 09/01/37 1,619,947
TOTAL ARGENTINA 6,476,527
AZERBAIJAN - 0.4%
2,300,000 (c) Republic of Azerbaijan International Bond 3 .500 09/01/32 1,997,458
TOTAL AZERBAIJAN 1,997,458
BAHRAIN - 0.3%
1,500,000 (c) Bahrain Government International Bond 7 .500 09/20/47 1,491,000
TOTAL BAHRAIN 1,491,000
BARBADOS - 0.3%
2,039,800 (c) Barbados Government International Bond 6 .500 10/01/29 1,963,307
TOTAL BARBADOS 1,963,307
BENIN - 0.4%
1,025,000 (c),(h) Benin Government International Bond 7 .960 02/13/38 1,008,651
EUR 1,125,000 (c) Benin Government International Bond 6 .875 01/19/52 1,016,910
TOTAL BENIN 2,025,561
BERMUDA - 0.2%
1,125,000 (c) Bermuda Government International Bond 2 .375 08/20/30 965,250
TOTAL BERMUDA 965,250
BRAZIL - 2.2%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 981,754
BRL 8,800,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/29 1,389,431
BRL 12,475,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 1,910,203
950,000 Brazilian Government International Bond 3 .875 06/12/30 864,090
3,410,000 Brazilian Government International Bond 6 .000 10/20/33 3,382,635
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 864,777
1,400,000 Brazilian Government International Bond 4 .750 01/14/50 1,025,795
1,475,000 Brazilian Government International Bond 7 .125 05/13/54 1,471,584
TOTAL BRAZIL 11,890,269
CAMEROON - 0.1%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5 .950 07/07/32 870,731
TOTAL CAMEROON 870,731
COLOMBIA - 2.0%
1,050,000 Colombia Government International Bond 3 .125 04/15/31 835,969
1,000,000 Colombia Government International Bond 3 .250 04/22/32 771,288

Emerging Markets Debt
8
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLOMBIA (continued)
$ 500,000 Colombia Government International Bond 7 .500% 02/02/34 $ 494,590
1,525,000 Colombia Government International Bond 8 .000 11/14/35 1,542,256
1,500,000 (g),(h) Colombia Government International Bond 7 .750 11/07/36 1,473,419
3,550,000 Colombia Government International Bond 5 .625 02/26/44 2,660,504
950,000 Colombia Government International Bond 5 .200 05/15/49 647,001
COP 5,400,000,000 Colombian TES 6 .000 04/28/28 1,084,111
COP 3,480,000,000 Colombian TES 7 .000 06/30/32 641,027
COP 6,600,000,000 Colombian TES 6 .250 07/09/36 1,021,755
TOTAL COLOMBIA 11,171,920
COSTA RICA - 0.6%
1,050,000 (c) Costa Rica Government International Bond 6 .550 04/03/34 1,089,591
2,500,000 (c) Costa Rica Government International Bond 5 .625 04/30/43 2,250,000
TOTAL COSTA RICA 3,339,591
COTE D'IVOIRE - 0.6%
1,050,000 (c) Ivory Coast Government International Bond 8 .250 01/30/37 1,044,760
2,484,030 (c) Ivory Coast Government International Bond (Step Bond) 5 .750 12/31/32 2,359,829
TOTAL COTE D'IVOIRE 3,404,589
CZECH REPUBLIC - 0.2%
CZK 38,750,000 Czech Republic Government Bond 1 .750 06/23/32 1,423,712
TOTAL CZECH REPUBLIC 1,423,712
DOMINICAN REPUBLIC - 1.9%
1,575,000 (c) Dominican Republic Government International Bond 6 .875 01/29/26 1,593,900
1,195,000 (c) Dominican Republic Government International Bond 5 .500 02/22/29 1,171,996
DOP 74,000,000 (c) Dominican Republic Government International Bond 10 .375 01/11/30 1,248,489
700,000 (c) Dominican Republic Government International Bond 7 .050 02/03/31 730,609
4,000,000 (c) Dominican Republic Government International Bond 4 .875 09/23/32 3,654,648
1,585,000 (c) Dominican Republic Government International Bond 7 .450 04/30/44 1,715,446
650,000 (c) Dominican Republic Government International Bond 5 .875 01/30/60 574,636
TOTAL DOMINICAN REPUBLIC 10,689,724
ECUADOR - 0.8%
2,234,600 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 1,540,003
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 2,560,873
820,000 (c) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 414,495
TOTAL ECUADOR 4,515,371
EGYPT - 1.9%
850,000 (c) Egypt Government International Bond 5 .800 09/30/27 799,782
3,275,000 (c) Egypt Government International Bond 7 .600 03/01/29 3,141,380
3,200,000 (c) Egypt Government International Bond 7 .053 01/15/32 2,744,160
4,075,000 (c) Egypt Government International Bond 8 .500 01/31/47 3,229,242
1,000,000 (c) Egypt Government International Bond 8 .150 11/20/59 760,090
TOTAL EGYPT 10,674,654
EL SALVADOR - 0.7%
1,600,000 (c) El Salvador Government International Bond 7 .650 06/15/35 1,391,987
3,100,000 (c) El Salvador Government International Bond 7 .625 02/01/41 2,571,754
1,500,000 (c) Republic of El Salvador 0 .250 04/17/30 37,719
TOTAL EL SALVADOR 4,001,460
GHANA - 0.8%
269,532 (c),(h) Ghana Government International Bond 0 .000 07/03/26 249,995
2,038,338 (c),(h) Ghana Government International Bond 5 .000 07/03/29 1,747,875
317,141 (c),(h) Ghana Government International Bond 0 .000 01/03/30 240,017
2,931,164 (c),(h) Ghana Government International Bond 5 .000 07/03/35 2,037,892
TOTAL GHANA 4,275,779
GUATEMALA - 0.6%
525,000 (c) Guatemala Government Bond 4 .900 06/01/30 498,834
2,000,000 (c) Guatemala Government Bond 3 .700 10/07/33 1,649,000

9
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUATEMALA (continued)
$ 1,075,000 (c) Guatemala Government Bond 6 .125% 06/01/50 $ 982,012
TOTAL GUATEMALA 3,129,846
HONDURAS - 0.2%
1,200,000 (c) Honduras Government International Bond 5 .625 06/24/30 1,074,355
TOTAL HONDURAS 1,074,355
HUNGARY - 1.9%
HUF 380,000,000 Hungary Government International Bond 2 .750 12/22/26 942,488
1,900,000 (c) Hungary Government International Bond 6 .125 05/22/28 1,954,568
HUF 280,000,000 Hungary Government International Bond 2 .000 05/23/29 613,617
1,850,000 (c) Hungary Government International Bond 5 .250 06/16/29 1,832,458
2,825,000 (c) Hungary Government International Bond 2 .125 09/22/31 2,260,678
HUF 190,000,000 Hungary Government International Bond 4 .750 11/24/32 442,519
750,000 (c) Hungary Government International Bond 3 .125 09/21/51 461,438
1,775,000 (c) Magyar Export-Import Bank Zrt 6 .125 12/04/27 1,807,784
TOTAL HUNGARY 10,315,550
INDIA - 0.5%
1,700,000 (c) Export-Import Bank of India 2 .250 01/13/31 1,449,872
INR 106,400,000 India Government International Bond 7 .180 08/14/33 1,286,990
TOTAL INDIA 2,736,862
INDONESIA - 1.0%
IDR 10,100,000,000 Indonesia Treasury Bond 7 .000 09/15/30 649,965
IDR 14,900,000,000 Indonesia Treasury Bond 6 .625 02/15/34 934,484
IDR 44,750,000,000 Indonesia Treasury Bond 7 .125 06/15/38 2,873,336
1,075,000 (c) Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,058,899
TOTAL INDONESIA 5,516,684
IRAQ - 0.3%
1,782,813 (c) Iraq Government International Bond 5 .800 01/15/28 1,712,516
TOTAL IRAQ 1,712,516
JAMAICA - 0.7%
1,650,000 Jamaica Government International Bond 8 .000 03/15/39 1,967,625
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 2,162,950
TOTAL JAMAICA 4,130,575
JORDAN - 0.7%
450,000 (c) Jordan Government International Bond 7 .500 01/13/29 458,676
1,500,000 (c) Jordan Government International Bond 5 .850 07/07/30 1,415,625
2,000,000 (c) Jordan Government International Bond 7 .375 10/10/47 1,818,940
TOTAL JORDAN 3,693,241
KAZAKHSTAN - 0.1%
KZT 205,000,000 Kazakhstan Government Bond-MEOKAM 13 .850 06/24/25 420,950
TOTAL KAZAKHSTAN 420,950
KENYA - 0.9%
1,075,000 (c) Kenya Government International Bond 7 .250 02/28/28 1,028,765
1,700,000 (c) Kenya Government International Bond 9 .750 02/16/31 1,706,290
1,125,000 (c) Kenya Government International Bond 6 .300 01/23/34 906,255
1,325,000 (c) Kenya Government International Bond 8 .250 02/28/48 1,110,059
TOTAL KENYA 4,751,369
KOREA, REPUBLIC OF - 0.3%
2,102,000 Export-Import Bank of Korea 2 .500 06/29/41 1,506,735
TOTAL KOREA, REPUBLIC OF 1,506,735
LEBANON - 0.1%
3,200,000 (i) Lebanon Government International Bond 6 .250 11/04/24 272,000
3,800,000 (i) Lebanon Government International Bond 6 .850 03/23/27 320,511
TOTAL LEBANON 592,511
MALAYSIA - 0.5%
MYR 5,600,000 Malaysia Government Bond 3 .844 04/15/33 1,270,377
MYR 6,500,000 Malaysia Government Bond 4 .762 04/07/37 1,593,421
TOTAL MALAYSIA 2,863,798
MEXICO - 1.7%
MXN 26,700,000 Mexican Bonos 7 .750 05/29/31 1,194,605
MXN 34,700,000 (h) Mexican Bonos 7 .750 11/23/34 1,480,882
MXN 29,900,000 Mexican Bonos 8 .500 11/18/38 1,307,160

Emerging Markets Debt
10
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEXICO (continued)
$ 525,000 Mexico Government International Bond 4 .875% 05/19/33 $ 483,010
1,775,000 Mexico Government International Bond 6 .000 05/07/36 1,722,044
2,250,000 Mexico Government International Bond 4 .280 08/14/41 1,730,374
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,314,697
TOTAL MEXICO 9,232,772
MONGOLIA - 0.3%
1,900,000 (c) Mongolia Government International Bond 5 .125 04/07/26 1,869,603
TOTAL MONGOLIA 1,869,603
MOROCCO - 0.5%
1,170,000 (c) Morocco Government International Bond 6 .500 09/08/33 1,229,287
1,450,000 (c) Morocco Government International Bond 5 .500 12/11/42 1,308,524
TOTAL MOROCCO 2,537,811
NAMIBIA - 0.3%
1,700,000 (c) Namibia Government International Bond 5 .250 10/29/25 1,683,231
TOTAL NAMIBIA 1,683,231
NIGERIA - 1.1%
2,300,000 (c) Nigeria Government International Bond 7 .143 02/23/30 2,074,082
1,550,000 (c) Nigeria Government International Bond 7 .875 02/16/32 1,390,931
950,000 (c) Nigeria Government International Bond 7 .375 09/28/33 802,722
2,000,000 (c) Nigeria Government International Bond 7 .696 02/23/38 1,625,000
TOTAL NIGERIA 5,892,735
OMAN - 1.5%
1,900,000 (c) Oman Government International Bond 4 .750 06/15/26 1,881,228
800,000 (c) Oman Government International Bond 6 .750 10/28/27 831,568
1,500,000 (c) Oman Government International Bond 6 .250 01/25/31 1,561,665
2,700,000 (c) Oman Government International Bond 6 .500 03/08/47 2,719,467
1,025,000 (c) Oman Government International Bond 6 .750 01/17/48 1,060,419
TOTAL OMAN 8,054,347
PAKISTAN - 0.7%
1,700,000 (c) Pakistan Government International Bond 7 .375 04/08/31 1,436,840
1,815,000 (c) Pakistan Government International Bond 8 .875 04/08/51 1,444,740
1,500,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 1,168,128
TOTAL PAKISTAN 4,049,708
PANAMA - 1.3%
1,500,000 Panama Government International Bond 6 .400 02/14/35 1,434,243
2,100,000 Panama Government International Bond 6 .700 01/26/36 2,060,070
1,750,000 Panama Government International Bond 8 .000 03/01/38 1,843,731
2,800,000 Panama Government International Bond 4 .500 04/01/56 1,792,040
TOTAL PANAMA 7,130,084
PARAGUAY - 0.6%
1,375,000 (c) Paraguay Government International Bond 2 .739 01/29/33 1,134,375
500,000 (c) Paraguay Government International Bond 6 .000 02/09/36 510,775
525,000 (c) Paraguay Government International Bond 6 .100 08/11/44 517,125
1,050,000 (c) Paraguay Government International Bond 5 .600 03/13/48 955,867
TOTAL PARAGUAY 3,118,142
PERU - 1.2%
975,000 Peruvian Government International Bond 1 .862 12/01/32 754,924
2,895,000 Peruvian Government International Bond 3 .000 01/15/34 2,378,806
PEN 5,950,000 (c) Peruvian Government International Bond 5 .400 08/12/34 1,414,653
625,000 Peruvian Government International Bond 5 .375 02/08/35 614,898
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,342,368
TOTAL PERU 6,505,649
PHILIPPINES - 0.5%
3,050,000 Philippine Government International Bond 4 .200 03/29/47 2,572,858
TOTAL PHILIPPINES 2,572,858
POLAND - 2.1%
2,830,000 (c) Bank Gospodarstwa Krajowego 5 .375 05/22/33 2,812,239
1,500,000 (c) Bank Gospodarstwa Krajowego 5 .750 07/09/34 1,513,470
PLN 4,415,000 Republic of Poland Government International Bond 0 .250 10/25/26 1,007,230
PLN 1,850,000 Republic of Poland Government International Bond 5 .750 04/25/29 465,197
PLN 8,100,000 Republic of Poland Government International Bond 2 .750 10/25/29 1,778,287

11
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
POLAND (continued)
$ 600,000 Republic of Poland Government International Bond 5 .750% 11/16/32 $ 626,120
500,000 Republic of Poland Government International Bond 4 .875 10/04/33 492,125
PLN 5,500,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,380,740
1,398,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,353,910
TOTAL POLAND 11,429,318
QATAR - 0.1%
450,000 (c) Qatar Government International Bond 3 .750 04/16/30 434,056
TOTAL QATAR 434,056
REPUBLIC OF SERBIA - 0.7%
2,650,000 (c) Serbia Government International Bond 2 .125 12/01/30 2,188,724
750,000 (c) Serbia Government International Bond 6 .500 09/26/33 784,325
750,000 (c) Serbia International Bond 6 .250 05/26/28 772,102
TOTAL REPUBLIC OF SERBIA 3,745,151
ROMANIA - 1.9%
RON 4,325,000 Romanian Government International Bond 7 .200 10/28/26 961,969
1,870,000 (c) Romanian Government International Bond 3 .000 02/27/27 1,775,952
RON 7,850,000 Romanian Government International Bond 4 .150 01/26/28 1,598,818
1,860,000 (c),(h) Romanian Government International Bond 5 .875 01/30/29 1,870,712
350,000 (c) Romanian Government International Bond 3 .000 02/14/31 296,083
RON 3,600,000 Romanian Government International Bond 3 .650 09/24/31 647,969
EUR 920,000 (c) Romanian Government International Bond 5 .250 05/30/32 998,525
1,160,000 (c) Romanian Government International Bond 7 .125 01/17/33 1,229,600
1,400,000 (c) Romanian Government International Bond 4 .000 02/14/51 941,402
TOTAL ROMANIA 10,321,030
RWANDA - 0.5%
3,075,000 (c) Rwanda International Government Bond 5 .500 08/09/31 2,584,538
TOTAL RWANDA 2,584,538
SAUDI ARABIA - 1.1%
750,000 (c) Saudi Government International Bond 3 .250 10/26/26 730,222
500,000 (c) Saudi Government International Bond 4 .750 01/18/28 502,300
760,000 (c) Saudi Government International Bond 4 .750 01/16/30 756,234
1,250,000 (c) Saudi Government International Bond 5 .000 01/16/34 1,242,725
1,000,000 (c) Saudi Government International Bond 3 .250 11/17/51 656,250
2,000,000 (c) Saudi Government International Bond 3 .750 01/21/55 1,403,668
1,500,000 (c) Saudi Government International Bond 3 .450 02/02/61 960,237
TOTAL SAUDI ARABIA 6,251,636
SENEGAL - 0.6%
1,000,000 (c) Senegal Government International Bond 6 .250 05/23/33 825,000
3,300,000 (c) Senegal Government International Bond 6 .750 03/13/48 2,326,368
TOTAL SENEGAL 3,151,368
SOUTH AFRICA - 2.2%
1,875,000 Republic of South Africa Government International Bond 4 .300 10/12/28 1,772,156
ZAR 23,025,000 Republic of South Africa Government International Bond 7 .000 02/28/31 1,143,999
1,400,000 Republic of South Africa Government International Bond 5 .875 04/20/32 1,342,992
ZAR 31,250,000 Republic of South Africa Government International Bond 8 .875 02/28/35 1,586,429
ZAR 7,000,000 Republic of South Africa Government International Bond 9 .000 01/31/40 333,761
ZAR 33,400,000 Republic of South Africa Government International Bond 8 .750 01/31/44 1,515,220
1,250,000 Republic of South Africa Government International Bond 5 .375 07/24/44 984,844
2,075,000 Republic of South Africa Government International Bond 5 .650 09/27/47 1,629,394
775,000 Republic of South Africa Government International Bond 5 .750 09/30/49 606,127
1,000,000 Republic of South Africa Government International Bond 7 .300 04/20/52 943,600
TOTAL SOUTH AFRICA 11,858,522
SRI LANKA - 0.4%
800,000 (c) Sri Lanka Government International Bond 5 .750 04/18/24 484,728
1,400,000 (c) Sri Lanka Government International Bond 6 .750 04/18/28 872,387
1,650,000 (c) Sri Lanka Government International Bond 7 .550 03/28/30 1,020,678
TOTAL SRI LANKA 2,377,793
SUPRANATIONAL - 0.5%
INR 83,000,000 Asian Development Bank 6 .200 10/06/26 977,345
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 627,225
1,200,000 (c) Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,092,000

Emerging Markets Debt
12
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SUPRANATIONAL (continued)
INR 20,000,000 Inter-American Development Bank 7 .350% 10/06/30 $ 241,167
TOTAL SUPRANATIONAL 2,937,737
THAILAND - 0.3%
THB 53,000,000 Thailand Government International Bond 1 .585 12/17/35 1,431,576
TOTAL THAILAND 1,431,576
TURKEY - 3.2%
$ 800,000 Turkey Government International Bond 5 .125 02/17/28 780,650
825,000 Turkey Government International Bond 5 .250 03/13/30 778,594
1,500,000 Turkey Government International Bond 6 .500 09/20/33 1,441,950
1,300,000 Turkey Government International Bond 6 .000 01/14/41 1,098,851
4,350,000 Turkey Government International Bond 4 .875 04/16/43 3,132,000
TRY 77,500,000 Turkiye Government International Bond 12 .600 10/01/25 1,788,035
EUR 1,750,000 Turkiye Government International Bond 5 .875 05/21/30 1,975,728
1,500,000 Turkiye Government International Bond 7 .125 07/17/32 1,501,530
1,575,000 Turkiye Government International Bond 7 .625 05/15/34 1,623,234
1,050,000 Turkiye Government International Bond 6 .500 01/03/35 997,000
500,000 (c) Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 497,730
2,000,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7 .500 02/06/28 2,055,120
TOTAL TURKEY 17,670,422
UGANDA - 0.1%
UGX 3,000,000,000 Republic of Uganda Government Bonds 14 .250 08/23/29 787,384
TOTAL UGANDA 787,384
UKRAINE - 0.7%
UAH 37,000,000 Ukraine Government International Bond 15 .840 02/26/25 729,540
185,083 (c),(h) Ukraine Government International Bond 1 .750 02/01/29 110,772
128,209 (c) Ukraine Government International Bond 0 .000 02/01/30 61,348
479,102 (c) Ukraine Government International Bond 0 .000 02/01/34 175,591
537,148 (c) Ukraine Government International Bond 1 .750 02/01/34 251,654
404,875 (c) Ukraine Government International Bond 0 .000 02/01/35 196,364
867,756 (c) Ukraine Government International Bond 1 .750 02/01/35 396,998
337,395 (c) Ukraine Government International Bond 0 .000 02/01/36 162,793
757,113 (c) Ukraine Government International Bond 1 .750 02/01/36 340,701
2,320,000 (a),(c) Ukraine Government International Bond 7 .750 08/01/41 1,664,600
TOTAL UKRAINE 4,090,361
UNITED ARAB EMIRATES - 0.4%
400,000 (c) Abu Dhabi Government International Bond 3 .125 09/30/49 279,083
2,600,000 Emirate of Dubai Government International Bonds 3 .900 09/09/50 1,906,406
TOTAL UNITED ARAB EMIRATES 2,185,489
URUGUAY - 0.6%
1,500,000 Oriental Republic of Uruguay 5 .250 09/10/60 1,420,001
UYU 39,650,000 Uruguay Government International Bond 8 .250 05/21/31 901,854
UYU 18,940,950 Uruguay Government International Bond 9 .750 07/20/33 465,120
600,000 Uruguay Government International Bond 5 .750 10/28/34 630,761
TOTAL URUGUAY 3,417,736
UZBEKISTAN - 0.8%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16 .625 05/29/27 713,213
745,000 (c) Republic of Uzbekistan International Bond 7 .850 10/12/28 776,706
1,700,000 (c) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,616,156
1,400,000 (c) Republic of Uzbekistan International Bond 3 .700 11/25/30 1,176,700
TOTAL UZBEKISTAN 4,282,775
ZAMBIA - 0.6%
2,295,653 (c) Zambia Government International Bond 5 .750 06/30/33 2,015,583
2,155,173 (c) Zambia Government International Bond 0 .500 12/31/53 1,172,953
TOTAL ZAMBIA 3,188,536
TOTAL GOVERNMENT BONDS
(Cost $300,444,415) 275,947,125

13
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.5%
CAYMAN ISLANDS - 0 .5%
$ 3,000,000 (c),(j) Industrial DPR Funding Ltd 5 .380% 04/15/34 $ 2,604,090
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,604,090
TOTAL STRUCTURED ASSETS
(Cost $3,000,000) 2,604,090
TOTAL LONG-TERM INVESTMENTS
(Cost $570,448,630) 532,811,518
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
1,210,653 (k) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (l) 1,210,653
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,210,653) 1,210,653
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.1%
104,000 Federal Home Loan Bank (FHLB) 0 .000 11/01/24 103,987
KZT 130,000,000 Kazakhstan Treasury Bill-MEKKAM 0 .000 07/04/25 244,709
TOTAL GOVERNMENT AGENCY DEBT 348,696
REPURCHASE AGREEMENT - 1.1%
6,200,000 (m) Bank of New York Mellon 4 .860 11/01/24 6,200,000
TOTAL REPURCHASE AGREEMENT 6,200,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,553,920) 6,548,696
TOTAL INVESTMENTS - 98.6%
(Cost $578,213,203) 540,570,867
OTHER ASSETS & LIABILITIES, NET - 1.4% 7,948,634
NET ASSETS - 100.0% $ 548,519,501
ADR American Depositary Receipt
BRL Brazilian Real
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Emerging Markets Debt
14
See Notes to Financial Statements
Portfolio of Investments October 31, 2024
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $375,982,307 or 69.6% of Total Investments.
(d)
Perpetual security. Maturity date is not applicable.
(e)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,021,138.
(f)
Payment in Kind Bond
(g)
When-issued or delayed delivery security.
(h)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i)
In default
(j)
For fair value measurement disclosure purposes, investment classified as Level 3.
(k)
Investments made with cash collateral received from securities on loan.
(l)
The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $6,204,238 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $6,324,053.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 6,951,466 EUR 6,336,548 Bank of America 01/13/25 $ 36,174
Total  $ 36,174
Total unrealized appreciation on forward foreign currency contracts  $ 36,174
Total unrealized depreciation on forward foreign currency contracts  $ –
EUR Euro

Consolidated Portfolio of Investments October 31, 2024
International Bond
15
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.9%
BANK LOAN OBLIGATIONS - 0.2%
IRELAND - 0.1%
$ 334,250 (a) Avolon TLB Borrower US LLC, (TSFR1M + 1.500%) 6 .359% 02/12/27 $ 334,469
258,480 (a) Avolon TLB Borrower US LLC, (TSFR1M + 1.750%) 6 .509 06/22/30 258,538
TOTAL IRELAND 593,007
UNITED STATES - 0.1%
213,183 (a) Jazz Financing Lux Sarl, (TSFR1M + 2.250%) 6 .935 05/05/28 213,449
232,563 (a) Phoenix Newco, Inc, (TSFR1M + 3.000%) 7 .685 11/15/28 232,705
TOTAL UNITED STATES 446,154
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,041,994) 1,039,161
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 21.4%
AUSTRALIA - 0.2%
250,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 226,695
EUR 500,000 (b) Glencore Capital Finance DAC 4 .154 04/29/31 559,251
TOTAL AUSTRALIA 785,946
AUSTRIA - 0.1%
EUR 600,000 (c) Erste Group Bank AG. 4 .250 N/A 615,938
TOTAL AUSTRIA 615,938
BELGIUM - 0.2%
EUR 800,000 (d) Proximus SADP 0 .750 11/17/36 627,162
TOTAL BELGIUM 627,162
BRAZIL - 0.1%
300,000 Suzano Austria GmbH 3 .125 01/15/32 251,596
TOTAL BRAZIL 251,596
CANADA - 0.6%
GBP 500,000 (b) Bank of Montreal 5 .125 10/10/28 646,878
EUR 250,000 (e) Fairfax Financial Holdings Ltd 2 .750 03/29/28 266,255
1,275,000 (e) MEG Energy Corp 5 .875 02/01/29 1,249,997
315,000 (e) Parkland Corp 4 .625 05/01/30 289,527
TOTAL CANADA 2,452,657
CHILE - 0.3%
396,416 (e) Alfa Desarrollo S.p.A 4 .550 09/27/51 298,097
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 287,731
200,000 (e) Cia Cervecerias Unidas S.A. 3 .350 01/19/32 172,731
200,000 (e) Corp Nacional del Cobre de Chile 3 .625 08/01/27 193,252
200,000 (e) Corp Nacional del Cobre de Chile 6 .440 01/26/36 208,138
325,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 270,294
TOTAL CHILE 1,430,243
CHINA - 0.1%
300,000 (e) ENN Clean Energy International Investment Ltd 3 .375 05/12/26 291,723
TOTAL CHINA 291,723
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6 .875 04/29/30 73,073
300,000 Ecopetrol S.A. 8 .875 01/13/33 308,217
TOTAL COLOMBIA 381,290
DENMARK - 0.2%
GBP 500,000 Danske Bank A.S. 2 .250 01/14/28 604,301
EUR 300,000 Danske Bank A.S. 4 .125 01/10/31 339,712
TOTAL DENMARK 944,013
FRANCE - 2.0%
EUR 400,000 (b) Airbus SE 1 .375 05/13/31 392,955
EUR 400,000 (b) AXA S.A. 3 .375 05/31/34 435,447
EUR 500,000 AXA S.A. 1 .375 10/07/41 465,109
EUR 400,000 (c),(d) AXA S.A. 6 .375 N/A 462,553
GBP 300,000 (d) Banque Federative du Credit Mutuel S.A. 4 .875 09/25/25 386,135
500,000 (c),(e) BNP Paribas S.A. 8 .500 N/A 522,062

International Bond
16
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 800,000 BPCE S.A. 0 .500% 09/15/27 $ 828,931
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 461,867
EUR 500,000 Danone S.A. 3 .470 05/22/31 553,720
EUR 300,000 (d) Engie S.A. 3 .625 12/06/26 330,830
EUR 400,000 (d) Engie S.A. 4 .500 09/06/42 455,353
EUR 500,000 (e) Iliad Holding SAS 5 .125 10/15/26 550,019
EUR 300,000 (d) La Poste S.A. 0 .625 01/18/36 238,645
EUR 200,000 (d) RTE Reseau de Transport d'Electricite SADIR 3 .750 07/04/35 221,849
EUR 600,000 (d) Societe Generale S.A. 4 .000 11/16/27 670,320
EUR 500,000 (d) Societe Generale S.A. 0 .500 06/12/29 488,291
EUR 400,000 (d) Societe Generale S.A. 4 .875 11/21/31 457,398
EUR 600,000 (d) Thales S.A. 3 .625 06/14/29 664,782
TOTAL FRANCE 8,586,266
GERMANY - 1.8%
EUR 500,000 (b) Deutsche Bank AG. 1 .625 01/20/27 525,258
EUR 500,000 (b) EnBW International Finance BV 4 .300 05/23/34 572,199
EUR 3,050,000 (b) Kreditanstalt fuer Wiederaufbau 0 .000 01/10/31 2,822,878
GBP 800,000 (b) Mercedes-Benz International Finance BV 5 .000 07/12/27 1,030,503
EUR 400,000 (b) RWE AG. 2 .750 05/24/30 424,329
EUR 500,000 (d) Sartorius Finance BV 4 .375 09/14/29 566,852
EUR 400,000 (b) Siemens Financieringsmaatschappij NV 3 .625 02/22/44 433,387
EUR 500,000 (b) Volkswagen Financial Services Overseas AG. 3 .750 09/10/26 548,861
EUR 500,000 (b) Volkswagen International Finance NV 3 .750 09/28/27 550,346
$ 150,000 (e) ZF North America Capital, Inc 6 .875 04/14/28 151,297
TOTAL GERMANY 7,625,910
GUATEMALA - 0.0%
200,000 (e) Millicom International Cellular S.A. 4 .500 04/27/31 180,433
TOTAL GUATEMALA 180,433
INDIA - 0.3%
300,000 (e) Adani Electricity Mumbai Ltd 3 .867 07/22/31 254,249
200,000 (e) Bharti Airtel Ltd 3 .250 06/03/31 178,826
200,000 (e),(f) CA Magnum Holdings 5 .375 10/31/26 196,143
250,000 (d) Power Finance Corp Ltd 3 .350 05/16/31 223,726
225,000 (e) UltraTech Cement Ltd 2 .800 02/16/31 194,724
TOTAL INDIA 1,047,668
INDONESIA - 0.0%
225,000 (e) Perusahaan Listrik Negara PT 4 .875 07/17/49 188,846
TOTAL INDONESIA 188,846
IRELAND - 0.2%
EUR 600,000 (d) Bank of Ireland Group plc 0 .375 05/10/27 627,974
EUR 320,000 (d) Bank of Ireland Group plc 5 .000 07/04/31 374,717
TOTAL IRELAND 1,002,691
ISRAEL - 0.2%
270,000 (e) Bank Hapoalim BM 3 .255 01/21/32 251,446
300,000 (e) Bank Leumi Le-Israel BM 3 .275 01/29/31 286,115
400,000 (e) Israel Electric Corp Ltd 4 .250 08/14/28 377,260
TOTAL ISRAEL 914,821
ITALY - 0.4%
EUR 500,000 (b) Enel Finance International NV 3 .875 01/23/35 552,513
EUR 400,000 (b) Eni S.p.A 0 .625 01/23/30 382,243
EUR 500,000 (b) Intesa Sanpaolo S.p.A 5 .125 08/29/31 595,097
200,000 (e) Intesa Sanpaolo S.p.A 4 .198 06/01/32 175,120
TOTAL ITALY 1,704,973
JAPAN - 0.3%
EUR 500,000 (d) Mizuho Financial Group, Inc 3 .460 08/27/30 544,456
EUR 500,000 (d) ORIX Corp 1 .919 04/20/26 534,668
TOTAL JAPAN 1,079,124
KAZAKHSTAN - 0.1%
200,000 (e) QazaqGaz NC JSC 4 .375 09/26/27 191,848

17
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KAZAKHSTAN (continued)
$ 200,000 (e) Tengizchevroil Finance Co International Ltd 2 .625% 08/15/25 $ 194,798
TOTAL KAZAKHSTAN 386,646
KOREA, REPUBLIC OF - 0.1%
250,000 (e) Kia Corp 2 .750 02/14/27 238,952
TOTAL KOREA, REPUBLIC OF 238,952
LUXEMBOURG - 0.4%
EUR 1,000,000 (e) Albion Financing 1 SARL 5 .250 10/15/26 1,095,598
EUR 500,000 (d) ProLogis International Funding II S.A. 2 .375 11/14/30 513,035
TOTAL LUXEMBOURG 1,608,633
MEXICO - 0.4%
200,000 (e) Bimbo Bakeries USA, Inc 6 .050 01/15/29 205,884
200,000 (e) Comision Federal de Electricidad 6 .450 01/24/35 193,041
300,000 (e) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7 .250 01/31/41 300,750
200,000 (e) Nemak SAB de C.V. 3 .625 06/28/31 159,172
375,000 (e) Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 353,980
500,000 Petroleos Mexicanos 6 .840 01/23/30 461,602
TOTAL MEXICO 1,674,429
NETHERLANDS - 0.9%
EUR 700,000 (b) Cooperatieve Rabobank UA 4 .233 04/25/29 787,311
EUR 400,000 (b) Heineken NV 3 .625 11/15/26 441,658
EUR 500,000 (b) ING Groep NV 3 .750 09/03/35 543,573
EUR 600,000 (b) Koninklijke KPN NV 3 .875 02/16/36 663,615
EUR 1,300,000 (e) VZ Secured Financing BV 3 .500 01/15/32 1,290,343
TOTAL NETHERLANDS 3,726,500
NIGERIA - 0.2%
EUR 1,000,000 (e) BOI Finance BV 7 .500 02/16/27 1,040,036
TOTAL NIGERIA 1,040,036
NORWAY - 0.2%
EUR 500,000 (b) Statkraft AS. 3 .125 12/13/26 546,307
EUR 100,000 (b) Statnett SF 3 .500 06/08/33 110,101
TOTAL NORWAY 656,408
POLAND - 0.2%
EUR 150,000 (d) GTC Aurora Luxembourg S.A. 2 .250 06/23/26 149,860
EUR 300,000 (d) mBank S.A. 0 .966 09/21/27 308,828
EUR 250,000 (d) ORLEN S.A. 1 .125 05/27/28 251,091
EUR 185,000 (b) Powszechna Kasa Oszczednosci Bank Polski S.A. 3 .875 09/12/27 201,310
TOTAL POLAND 911,089
PORTUGAL - 0.1%
EUR 500,000 (d) EDP Servicios Financieros Espana SAU 4 .125 04/04/29 564,790
TOTAL PORTUGAL 564,790
QATAR - 0.6%
300,000 (d) CBQ Finance Ltd 5 .375 03/28/29 306,514
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,261,489
TOTAL QATAR 2,568,003
ROMANIA - 0.1%
EUR 250,000 (d) NE Property BV 2 .000 01/20/30 248,544
TOTAL ROMANIA 248,544
SINGAPORE - 0.2%
EUR 200,000 (d) Temasek Financial I Ltd 0 .500 11/20/31 181,835
500,000 (e) United Overseas Bank Ltd 2 .000 10/14/31 471,066
TOTAL SINGAPORE 652,901
SOUTH AFRICA - 0.3%
1,250,000 (d) Eskom Holdings SOC Ltd 4 .314 07/23/27 1,193,687
300,000 Sasol Financing USA LLC 5 .500 03/18/31 258,814
TOTAL SOUTH AFRICA 1,452,501
SPAIN - 0.3%
GBP 300,000 (d) Banco Santander S.A. 5 .500 06/11/29 388,393
EUR 500,000 (b) Cepsa Finance S.A. 4 .125 04/11/31 543,326

International Bond
18
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SPAIN (continued)
EUR 400,000 (b) Iberdrola Finanzas S.A. 3 .000% 09/30/31 $ 427,815
TOTAL SPAIN 1,359,534
SWITZERLAND - 0.4%
EUR 750,000 (d) Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 772,645
EUR 500,000 UBS AG. 0 .500 03/31/31 456,452
EUR 600,000 (d) UBS Group AG 0 .250 11/05/28 596,880
TOTAL SWITZERLAND 1,825,977
THAILAND - 0.2%
$ 430,000 (e) Bangkok Bank PCL 3 .466 09/23/36 371,671
300,000 (e) Thaioil Treasury Center Co Ltd 2 .500 06/18/30 258,215
TOTAL THAILAND 629,886
UNITED ARAB EMIRATES - 0.1%
200,000 (d) Abu Dhabi Commercial Bank PJSC 5 .361 03/10/35 200,752
283,173 (e) Sweihan PV Power Co PJSC 3 .625 01/31/49 238,430
TOTAL UNITED ARAB EMIRATES 439,182
UNITED KINGDOM - 1.7%
EUR 400,000 (d) Barclays plc 0 .877 01/28/28 413,770
EUR 400,000 Barclays plc 0 .577 08/09/29 392,793
GBP 200,000 (d) Barclays plc 8 .407 11/14/32 274,308
EUR 400,000 (b) British Telecommunications plc 3 .875 01/20/34 444,709
EUR 500,000 (b) Cadent Finance plc 3 .750 04/16/33 539,150
UGX 3,000,000,000 (e) ICBC Standard Bank plc 14 .250 06/26/34 697,478
EUR 400,000 (d) Lseg Netherlands BV 2 .750 09/20/27 432,744
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3 .530 09/20/28 440,304
EUR 750,000 Natwest Group plc 1 .750 03/02/26 811,928
EUR 500,000 (b) NatWest Group plc 3 .575 09/12/32 541,931
GBP 300,000 (b) NatWest Markets plc 6 .625 06/22/26 396,100
EUR 200,000 (b) Reckitt Benckiser Treasury Services plc 3 .625 06/20/29 222,022
EUR 700,000 (d) Standard Chartered plc 1 .200 09/23/31 726,361
GBP 600,000 (e) Vmed O2 UK Financing I plc 4 .500 07/15/31 662,455
TOTAL UNITED KINGDOM 6,996,053
UNITED STATES - 7.8%
EUR 450,000 AbbVie, Inc 2 .125 06/01/29 472,735
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 630,407
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 492,344
EUR 450,000 American Tower Corp 0 .450 01/15/27 462,244
EUR 300,000 Aptiv plc 1 .500 03/10/25 324,227
GBP 500,000 AT&T, Inc 2 .900 12/04/26 617,704
EUR 500,000 AT&T, Inc 2 .350 09/05/29 525,169
EUR 400,000 AT&T, Inc 3 .150 09/04/36 411,164
EUR 500,000 (e) Avantor Funding, Inc 3 .875 07/15/28 541,638
EUR 500,000 (d) Bank of America Corp 1 .662 04/25/28 526,333
EUR 500,000 (d) Bank of America Corp 2 .824 04/27/33 518,071
EUR 600,000 Becton Dickinson & Co 3 .519 02/08/31 657,141
EUR 1,050,000 BP Capital Markets plc 1 .231 05/08/31 1,001,722
EUR 400,000 (d) Carrier Global Corp 4 .500 11/29/32 463,289
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 778,207
EUR 500,000 Citigroup, Inc 1 .250 07/06/26 537,623
EUR 400,000 (a),(d) Citigroup, Inc, (EURIBOR 3 M + 0.600%) 4 .148 05/14/28 435,992
EUR 500,000 (b) CNH Industrial NV 3 .750 06/11/31 547,685
EUR 700,000 Comcast Corp 0 .250 05/20/27 712,367
EUR 750,000 (e) Coty, Inc 3 .875 04/15/26 815,798
EUR 500,000 (e) Dana Financing Luxembourg Sarl 3 .000 07/15/29 497,711
EUR 800,000 Dow Chemical Co 0 .500 03/15/27 819,444
EUR 400,000 Duke Energy Corp 3 .100 06/15/28 433,218
EUR 400,000 Duke Energy Corp 3 .750 04/01/31 437,098
EUR 500,000 FedEx Corp 1 .625 01/11/27 529,416
EUR 400,000 Ford Motor Credit Co LLC 5 .125 02/20/29 455,887
EUR 500,000 (d) Goldman Sachs Group, Inc 0 .250 01/26/28 499,103
EUR 295,000 (e) Goodyear Europe BV 2 .750 08/15/28 295,616
EUR 700,000 (b) Haleon UK Capital plc 2 .875 09/18/28 759,303
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 515,234

19
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
EUR 500,000 Honeywell International, Inc 3 .750% 03/01/36 $ 547,401
EUR 600,000 International Business Machines Corp 0 .650 02/11/32 544,420
EUR 250,000 (e) IQVIA, Inc 1 .750 03/15/26 266,499
EUR 400,000 (d) John Deere Bank S.A. 3 .300 10/15/29 439,950
EUR 400,000 Johnson & Johnson 3 .200 06/01/32 443,737
EUR 800,000 (d) Liberty Mutual Group, Inc 4 .625 12/02/30 911,704
GBP 600,000 McKesson Corp 3 .125 02/17/29 719,464
EUR 400,000 (d) Metropolitan Life Global Funding I 1 .750 05/25/25 431,772
GBP 600,000 (d) Metropolitan Life Global Funding I 4 .125 09/02/25 768,364
EUR 175,000 (d) Metropolitan Life Global Funding I 3 .625 03/26/34 192,900
EUR 600,000 (d) Mondelez International Holdings Netherlands BV 1 .250 09/09/41 452,607
EUR 670,000 Morgan Stanley 1 .342 10/23/26 717,383
EUR 500,000 Morgan Stanley 3 .790 03/21/30 552,953
EUR 500,000 (d) National Grid North America, Inc 4 .061 09/03/36 548,221
GBP 400,000 (d) Nestle Holdings, Inc 5 .250 09/21/26 519,886
EUR 250,000 (e) OI European Group BV 6 .250 05/15/28 280,670
EUR 500,000 (e) Olympus Water US Holding Corp 3 .875 10/01/28 525,154
EUR 100,000 (e) Organon Finance  LLC 2 .875 04/30/28 104,994
$ 750,000 (e),(f) Organon Finance  LLC 5 .125 04/30/31 684,005
GBP 400,000 (d) Pacific Life Global Funding II 5 .375 11/30/28 522,213
EUR 600,000 ProLogis Euro Finance LLC 4 .000 05/05/34 662,397
GBP 500,000 (d) Protective Life Global Funding 5 .248 01/13/28 650,579
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 508,598
GBP 500,000 (d) Realty Income Corp 5 .000 10/15/29 632,592
EUR 450,000 Stryker Corp 2 .625 11/30/30 475,228
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 465,119
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 1,050,491
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 738,216
EUR 700,000 Verizon Communications, Inc 1 .875 10/26/29 719,036
TOTAL UNITED STATES 32,790,443
TOTAL CORPORATE BONDS
(Cost $94,391,744) 89,881,807
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 69 .5%
ANGOLA - 0.3%
1,550,000 (e) Angolan Government International Bond 8 .750 04/14/32 1,402,750
TOTAL ANGOLA 1,402,750
AUSTRALIA - 2.2%
AUD 2,050,000 Australia Government Bond 0 .250 11/21/25 1,294,641
AUD 1,950,000 Australia Government Bond 1 .000 12/21/30 1,058,735
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 1,043,743
AUD 4,800,000 (e) Queensland Treasury Corp 1 .750 07/20/34 2,316,117
AUD 2,330,000 Treasury Corp of Victoria 2 .500 10/22/29 1,390,976
AUD 4,575,000 Treasury Corp of Victoria 2 .250 11/20/34 2,285,145
TOTAL AUSTRALIA 9,389,357
BELGIUM - 2.4%
EUR 2,125,000 (e) Kingdom of Belgium Government Bond 0 .000 10/22/27 2,151,779
EUR 3,825,000 (e) Kingdom of Belgium Government Bond 0 .350 06/22/32 3,467,443
EUR 285,000 Kingdom of Belgium Government Bond 3 .000 06/22/34 312,164
EUR 525,000 (e) Kingdom of Belgium Government Bond 1 .450 06/22/37 471,763
EUR 5,150,000 (e) Kingdom of Belgium Government Bond 0 .400 06/22/40 3,647,181
TOTAL BELGIUM 10,050,330
BENIN - 0.3%
EUR 1,275,000 (e) Benin Government International Bond 4 .950 01/22/35 1,154,953
TOTAL BENIN 1,154,953
BRAZIL - 0.6%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 902,649
BRL 5,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/31 765,612

International Bond
20
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BRAZIL (continued)
$ 750,000 Brazilian Government International Bond 6 .125% 01/22/32 $ 755,538
TOTAL BRAZIL 2,423,799
BULGARIA - 0.4%
EUR 750,000 (d) Bulgaria Government International Bond 4 .375 05/13/31 872,212
EUR 675,000 (d) Bulgaria Government International Bond 3 .625 09/05/32 749,092
TOTAL BULGARIA 1,621,304
CAMEROON - 0.1%
EUR 650,000 (e) Republic of Cameroon International Bond 5 .950 07/07/32 565,975
TOTAL CAMEROON 565,975
CANADA - 3.1%
CAD 3,050,000 (e) Canada Housing Trust No 1 .100 12/15/26 2,100,138
CAD 3,075,000 (e) Canada Housing Trust No 3 .550 09/15/32 2,214,481
CAD 1,825,000 Canadian Government International Bond 3 .500 08/01/25 1,312,477
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,823,992
CAD 2,275,000 Canadian Government International Bond 2 .000 06/01/32 1,505,534
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,099,456
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 930,849
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 858,746
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 499,782
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 710,245
TOTAL CANADA 13,055,700
CHILE - 0.2%
EUR 925,000 Chile Government International Bond 3 .875 07/09/31 1,020,778
TOTAL CHILE 1,020,778
CHINA - 7.1%
CNY 40,500,000 China Government Bond 3 .120 12/05/26 5,876,696
CNY 31,000,000 China Government Bond 2 .040 02/25/27 4,400,421
CNY 6,750,000 China Government Bond 2 .500 07/25/27 969,009
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,183,563
CNY 13,800,000 China Government Bond 2 .550 10/15/28 1,995,177
CNY 14,300,000 China Government Bond 2 .670 05/25/33 2,090,649
CNY 13,900,000 China Government Bond 2 .520 08/25/33 2,008,367
CNY 18,900,000 China Government Bond 3 .860 07/22/49 3,399,378
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,519,498
CNY 12,700,000 China Government Bond 3 .810 09/14/50 2,277,555
CNY 12,400,000 China Government Bond 3 .720 04/12/51 2,206,908
TOTAL CHINA 29,927,221
COLOMBIA - 0.3%
200,000 Colombia Government International Bond 8 .000 11/14/35 202,263
COP 5,710,000,000 Colombian TES 7 .750 09/18/30 1,151,460
TOTAL COLOMBIA 1,353,723
COSTA RICA - 0.1%
400,000 (e) Costa Rica Government International Bond 6 .550 04/03/34 415,082
TOTAL COSTA RICA 415,082
COTE D'IVOIRE - 0.4%
EUR 1,000,000 (e) Ivory Coast Government International Bond 5 .875 10/17/31 1,020,255
EUR 100,000 (e) Ivory Coast Government International Bond 4 .875 01/30/32 95,151
500,000 (e) Ivory Coast Government International Bond 8 .250 01/30/37 497,505
TOTAL COTE D'IVOIRE 1,612,911
CYPRUS - 0.9%
EUR 1,100,000 (d) Cyprus Government International Bond 0 .625 01/21/30 1,076,202
EUR 1,550,000 (d) Cyprus Government International Bond 0 .950 01/20/32 1,474,079
EUR 575,000 (d) Cyprus Government International Bond 2 .750 02/26/34 606,995
EUR 500,000 (d) Cyprus Government International Bond 2 .750 05/03/49 470,003
TOTAL CYPRUS 3,627,279
DOMINICAN REPUBLIC - 0.5%
DOP 43,000,000 (e) Dominican Republic Central Bank Notes 13 .000 12/05/25 726,312
300,000 (e) Dominican Republic Government International Bond 7 .050 02/03/31 313,118
750,000 (e) Dominican Republic Government International Bond 4 .875 09/23/32 685,247

21
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DOMINICAN REPUBLIC (continued)
DOP 15,600,000 (e) Dominican Republic Government International Bond 11 .250% 09/15/35 $ 281,110
TOTAL DOMINICAN REPUBLIC 2,005,787
ECUADOR - 0.1%
$ 441,250 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 304,093
309,125 (e) Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 170,720
86,000 (e) Ecuador Government International Bond (Step Bond) 5 .000 07/31/40 43,471
TOTAL ECUADOR 518,284
EGYPT - 0.2%
300,000 (e) Egypt Government International Bond 7 .053 01/15/32 257,265
675,000 (e) Egypt Government International Bond 8 .500 01/31/47 534,905
TOTAL EGYPT 792,170
FRANCE - 3.3%
EUR 3,775,000 (e) French Republic Government Bond OAT 0 .750 11/25/28 3,807,550
EUR 2,500,000 French Republic Government Bond OAT 2 .750 02/25/29 2,722,986
EUR 2,150,000 French Republic Government Bond OAT 3 .500 11/25/33 2,420,542
EUR 1,600,000 (e) French Republic Government Bond OAT 4 .750 04/25/35 1,989,152
EUR 2,425,000 (e) French Republic Government Bond OAT 0 .500 05/25/40 1,728,412
EUR 910,000 (e) French Republic Government Bond OAT 0 .750 05/25/52 511,696
EUR 1,560,000 (e) French Republic Government Bond OAT 0 .750 05/25/53 855,620
TOTAL FRANCE 14,035,958
GERMANY - 4.9%
EUR 425,000 Bundesobligation 1 .300 10/15/27 451,188
EUR 4,675,000 Bundesrepublik Deutschland 0 .500 08/15/27 4,864,574
EUR 645,000 Bundesrepublik Deutschland 0 .000 08/15/29 633,015
EUR 365,000 Bundesrepublik Deutschland 2 .100 11/15/29 393,979
EUR 2,550,000 Bundesrepublik Deutschland 0 .000 08/15/31 2,389,263
EUR 1,000,000 Bundesrepublik Deutschland 0 .000 02/15/32 924,370
EUR 1,110,000 Bundesrepublik Deutschland 2 .300 02/15/33 1,205,869
EUR 7,600,000 Bundesrepublik Deutschland 1 .000 05/15/38 6,798,780
EUR 3,245,000 Bundesrepublik Deutschland 0 .000 08/15/52 1,749,131
EUR 950,000 Bundesschatzanweisungen 2 .500 03/19/26 1,035,399
TOTAL GERMANY 20,445,568
GHANA - 0.3%
74,400 (e),(g) Ghana Government International Bond 0 .000 07/03/26 69,007
562,650 (e),(g) Ghana Government International Bond 5 .000 07/03/29 482,472
125,199 (e),(g) Ghana Government International Bond 0 .000 01/03/30 94,753
809,100 (e),(g) Ghana Government International Bond 5 .000 07/03/35 562,527
TOTAL GHANA 1,208,759
GREECE - 1.8%
EUR 575,000 (e) Hellenic Republic Government International Bond 3 .875 03/12/29 655,728
EUR 2,300,000 (e) Hellenic Republic Government International Bond 1 .500 06/18/30 2,319,467
EUR 1,300,000 (e) Hellenic Republic Government International Bond 0 .750 06/18/31 1,224,306
EUR 1,100,000 (e) Hellenic Republic Government International Bond 1 .750 06/18/32 1,091,949
EUR 725,000 (e) Hellenic Republic Government International Bond 3 .375 06/15/34 792,981
EUR 750,000 (e) Hellenic Republic Government International Bond 4 .375 07/18/38 875,567
EUR 650,000 (e) Hellenic Republic Government International Bond 4 .125 06/15/54 722,168
TOTAL GREECE 7,682,166
HUNGARY - 0.8%
EUR 550,000 (d) Hungary Government International Bond 5 .000 02/22/27 620,631
285,000 (e) Hungary Government International Bond 6 .125 05/22/28 293,185
EUR 645,000 (d) Hungary Government International Bond 4 .000 07/25/29 708,991
HUF 632,000,000 Hungary Government International Bond 3 .000 08/21/30 1,393,457
EUR 600,000 (d) Hungary Government International Bond 1 .750 06/05/35 506,313
TOTAL HUNGARY 3,522,577
INDIA - 0.0%
INR 8,150,000 India Government International Bond 7 .180 08/14/33 98,581
TOTAL INDIA 98,581
INDONESIA - 0.6%
IDR 12,750,000,000 Indonesia Treasury Bond 8 .375 09/15/26 838,629

International Bond
22
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
IDR 23,600,000,000 Indonesia Treasury Bond 7 .125% 06/15/43 $ 1,512,434
TOTAL INDONESIA 2,351,063
IRELAND - 0.6%
EUR 930,000 Ireland Government Bond 0 .000 10/18/31 849,750
EUR 225,000 Ireland Government Bond 1 .700 05/15/37 215,281
EUR 550,000 Ireland Government Bond 3 .000 10/18/43 606,599
EUR 1,000,000 Ireland Government Bond 1 .500 05/15/50 812,819
TOTAL IRELAND 2,484,449
ITALY - 2.8%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250 12/01/26 2,722,045
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,716,488
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0 .250 03/15/28 974,590
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4 .000 10/30/31 1,027,502
EUR 1,150,000 (e) Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 911,055
EUR 1,575,000 (e) Italy Buoni Poliennali Del Tesoro 5 .000 08/01/39 1,923,135
EUR 950,000 (e) Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 648,335
EUR 625,000 (e) Italy Buoni Poliennali Del Tesoro 4 .300 10/01/54 686,445
TOTAL ITALY 11,609,595
JAPAN - 9.3%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 85,639
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 138,040
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 196,704
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 91,484
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,749,847
JPY 340,000,000 Japan Government Five Year Bond 0 .300 09/20/28 2,220,299
JPY 319,000,000 Japan Government Five Year Bond 0 .500 03/20/29 2,095,710
JPY 242,000,000 Japan Government Forty Year Bond 0 .700 03/20/61 951,419
JPY 349,000,000 Japan Government Forty Year Bond 1 .300 03/20/63 1,645,848
JPY 284,000,000 Japan Government Ten Year Bond 0 .100 09/20/26 1,857,598
JPY 322,000,000 Japan Government Ten Year Bond 0 .100 09/20/29 2,071,538
JPY 325,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 2,088,296
JPY 969,400,000 Japan Government Ten Year Bond 0 .100 12/20/30 6,187,626
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 2,255,487
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 338,396
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,300,139
JPY 143,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 777,178
JPY 233,000,000 Japan Government Thirty Year Bond 1 .600 12/20/53 1,341,217
JPY 174,000,000 Japan Government Thirty Year Bond 2 .200 06/20/54 1,145,893
JPY 131,800,000 Japan Government Twenty Year Bond 2 .100 03/20/26 887,877
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 1,710,143
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,512,706
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 3,990,652
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,039,120
JPY 212,000,000 Japan Government Twenty Year Bond 1 .600 03/20/44 1,360,472
TOTAL JAPAN 39,039,328
KAZAKHSTAN - 0.2%
KZT 380,000,000 Kazakhstan Government Bond-MEOKAM 13 .850 06/24/25 780,298
KZT 74,000,000 Kazakhstan Government Bond-MEUKAM 7 .200 05/27/25 146,688
TOTAL KAZAKHSTAN 926,986
KENYA - 0.3%
$ 1,200,000 (e) Kenya Government International Bond 7 .000 05/22/27 1,183,500
TOTAL KENYA 1,183,500
KOREA, REPUBLIC OF - 3.0%
KRW 1,900,000,000 Korea Treasury Bond 2 .250 06/10/25 1,370,719
KRW 4,350,000,000 Korea Treasury Bond 1 .375 12/10/29 2,913,982
KRW 7,440,000,000 Korea Treasury Bond 2 .000 06/10/31 5,072,395
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 818,025
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,292,707
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 490,164

23
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KOREA, REPUBLIC OF (continued)
KRW 730,000,000 Korea Treasury Bond 2 .500% 03/10/52 $ 482,966
TOTAL KOREA, REPUBLIC OF 12,440,958
LEBANON - 0.0%
$ 1,400,000 (d),(h) Lebanon Government International Bond 6 .850 03/23/27 118,083
TOTAL LEBANON 118,083
LITHUANIA - 0.5%
EUR 1,800,000 (d) Lithuania Government International Bond 3 .875 06/14/33 2,060,964
TOTAL LITHUANIA 2,060,964
MALAYSIA - 0.2%
MYR 4,355,000 Malaysia Government Bond 4 .457 03/31/53 1,027,418
TOTAL MALAYSIA 1,027,418
MEXICO - 1.2%
MXN 30,800,000 Mexican Bonos 5 .750 03/05/26 1,452,531
MXN 38,600,000 Mexican Bonos 8 .500 11/18/38 1,687,504
EUR 840,000 Mexico Government International Bond 4 .490 05/25/32 915,252
1,025,000 Mexico Government International Bond 6 .400 05/07/54 960,893
TOTAL MEXICO 5,016,180
MOROCCO - 0.2%
800,000 (e) Morocco Government International Bond 2 .375 12/15/27 734,072
TOTAL MOROCCO 734,072
NEW ZEALAND - 0.8%
NZD 1,800,000 New Zealand Government International Bond 2 .750 04/15/25 1,068,397
NZD 3,980,000 New Zealand Government International Bond 3 .500 04/14/33 2,225,350
TOTAL NEW ZEALAND 3,293,747
NORWAY - 0.5%
NOK 24,975,000 (e) Norway Government International Bond 2 .000 04/26/28 2,139,269
TOTAL NORWAY 2,139,269
PANAMA - 0.2%
800,000 Panama Government International Bond 8 .000 03/01/38 842,849
TOTAL PANAMA 842,849
PARAGUAY - 0.1%
400,000 (e) Paraguay Government International Bond 6 .000 02/09/36 408,620
TOTAL PARAGUAY 408,620
PERU - 0.5%
PEN 6,201,000 (e) Peruvian Government International Bond 5 .400 08/12/34 1,474,330
210,000 Peruvian Government International Bond 5 .375 02/08/35 206,606
260,000 Peruvian Government International Bond 5 .875 08/08/54 256,761
TOTAL PERU 1,937,697
POLAND - 1.6%
315,000 (e) Bank Gospodarstwa Krajowego 6 .250 10/31/28 329,522
1,000,000 (e) Bank Gospodarstwa Krajowego 5 .750 07/09/34 1,008,980
EUR 800,000 (d) Bank Gospodarstwa Krajowego 4 .375 03/13/39 884,246
PLN 9,150,000 Republic of Poland Government International Bond 5 .750 04/25/29 2,300,842
PLN 5,400,000 Republic of Poland Government International Bond 6 .000 10/25/33 1,355,636
EUR 700,000 (b) Republic of Poland Government International Bond 4 .125 01/11/44 776,368
280,000 Republic of Poland Government International Bond 5 .500 04/04/53 271,169
TOTAL POLAND 6,926,763
REPUBLIC OF SERBIA - 1.1%
EUR 1,700,000 (e) Serbia Government International Bond 1 .500 06/26/29 1,661,228
EUR 675,000 (e) Serbia Government International Bond 1 .650 03/03/33 585,941
375,000 (e) Serbia Government International Bond 6 .500 09/26/33 392,162
RSD 110,000,000 Serbia Treasury Bonds 7 .000 10/26/31 1,149,986
RSD 101,500,000 Serbia Treasury Bonds 4 .500 08/20/32 916,104
TOTAL REPUBLIC OF SERBIA 4,705,421
ROMANIA - 0.8%
RON 7,590,000 Romanian Government International Bond 8 .000 04/29/30 1,753,173
EUR 800,000 (e) Romanian Government International Bond 2 .000 01/28/32 707,271

International Bond
24
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ROMANIA (continued)
EUR 850,000 (e) Romanian Government International Bond 2 .000% 04/14/33 $ 715,168
TOTAL ROMANIA 3,175,612
RWANDA - 0.2%
$ 1,225,000 (e) Rwanda International Government Bond 5 .500 08/09/31 1,029,612
TOTAL RWANDA 1,029,612
SENEGAL - 0.3%
EUR 525,000 (e) Senegal Government International Bond 4 .750 03/13/28 528,927
EUR 825,000 (e) Senegal Government International Bond 5 .375 06/08/37 643,880
TOTAL SENEGAL 1,172,807
SOUTH AFRICA - 0.8%
1,025,000 Republic of South Africa Government International Bond 5 .875 06/22/30 1,001,968
475,000 Republic of South Africa Government International Bond 5 .875 04/20/32 455,658
ZAR 20,900,000 Republic of South Africa Government International Bond 8 .875 02/28/35 1,061,004
ZAR 7,800,000 Republic of South Africa Government International Bond 8 .750 01/31/44 353,854
500,000 Republic of South Africa Government International Bond 7 .300 04/20/52 471,800
TOTAL SOUTH AFRICA 3,344,284
SPAIN - 2.7%
EUR 1,095,000 (e) Spain Government International Bond 1 .400 07/30/28 1,141,746
EUR 1,875,000 (e) Spain Government International Bond 0 .600 10/31/29 1,844,275
EUR 985,000 (e) Spain Government International Bond 0 .100 04/30/31 903,281
EUR 1,625,000 (d),(e) Spain Government International Bond 3 .250 04/30/34 1,795,575
EUR 2,175,000 (e) Spain Government International Bond 3 .900 07/30/39 2,495,540
EUR 4,275,000 (e) Spain Government International Bond 1 .200 10/31/40 3,367,923
TOTAL SPAIN 11,548,340
SUPRANATIONAL - 2.5%
GBP 695,000 African Development Bank 0 .500 06/22/26 839,448
AUD 720,000 Asian Development Bank 3 .900 02/17/26 470,605
INR 52,500,000 Asian Development Bank 6 .200 10/06/26 618,200
CNY 7,000,000 Asian Infrastructure Investment Bank 2 .500 03/24/25 985,114
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 458,061
1,250,000 (e) Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,137,500
EUR 650,000 (e) Banque Ouest Africaine de Developpement 2 .750 01/22/33 588,185
INR 33,000,000 Inter-American Development Bank 7 .000 04/17/33 390,575
CAD 1,600,000 International Bank for Reconstruction & Development 1 .900 01/16/25 1,144,689
INR 41,300,000 International Bank for Reconstruction & Development 5 .500 01/21/27 476,226
IDR 31,200,000,000 International Bank for Reconstruction & Development 6 .250 01/12/28 1,981,498
GBP 700,000 International Finance Corp 0 .250 12/15/25 860,086
GBP 400,000 (d) International Finance Facility for Immunisation Co 2 .750 06/07/25 509,035
TOTAL SUPRANATIONAL 10,459,222
THAILAND - 0.5%
THB 12,000,000 Thailand Government International Bond 1 .585 12/17/35 324,130
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 873,395
THB 29,000,000 Thailand Government International Bond 2 .000 06/17/42 762,263
TOTAL THAILAND 1,959,788
TURKEY - 0.7%
TRY 42,000,000 Turkiye Government International Bond 12 .600 10/01/25 969,000
EUR 1,000,000 Turkiye Government International Bond 5 .875 05/21/30 1,128,987
700,000 Turkiye Government International Bond 6 .500 01/03/35 664,667
TOTAL TURKEY 2,762,654
UKRAINE - 0.1%
28,006 (e) Ukraine Government International Bond 0 .000 02/01/30 13,401
104,654 (e) Ukraine Government International Bond 0 .000 02/01/34 38,356
230,715 (e) Ukraine Government International Bond 1 .750 02/01/34 108,090
88,440 (e) Ukraine Government International Bond 0 .000 02/01/35 42,894
205,080 (e) Ukraine Government International Bond 1 .750 02/01/35 93,824
73,700 (e) Ukraine Government International Bond 0 .000 02/01/36 35,560
76,905 (e) Ukraine Government International Bond 1 .750 02/01/36 34,607
TOTAL UKRAINE 366,732
UNITED KINGDOM - 5.2%
GBP 780,000 United Kingdom Gilt 0 .250 01/31/25 995,515
GBP 1,230,000 United Kingdom Gilt 0 .125 01/31/28 1,396,057

25
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
GBP 900,000 United Kingdom Gilt 1 .625% 10/22/28 $ 1,053,223
GBP 1,735,000 United Kingdom Gilt 0 .500 01/31/29 1,919,223
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 446,282
GBP 660,000 United Kingdom Gilt 3 .250 01/31/33 785,218
GBP 1,100,000 United Kingdom Gilt 0 .875 07/31/33 1,060,082
GBP 760,000 United Kingdom Gilt 4 .625 01/31/34 997,318
GBP 1,640,000 United Kingdom Gilt 4 .250 07/31/34 2,081,405
GBP 3,895,000 United Kingdom Gilt 1 .750 09/07/37 3,652,782
GBP 1,300,000 United Kingdom Gilt 3 .750 01/29/38 1,537,077
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,124,042
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 553,071
GBP 1,200,000 United Kingdom Gilt 4 .250 12/07/49 1,402,341
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,365,537
GBP 2,150,000 United Kingdom Gilt 1 .500 07/31/53 1,331,135
TOTAL UNITED KINGDOM 21,700,308
UNITED STATES - 0.9%
$ 2,090,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7 .957 03/25/42 2,173,074
1,670,000 (a),(e) Structured Agency Credit Risk Debt Note (STACR), (SOFR30A + 3.250%) 8 .107 04/25/43 1,753,686
TOTAL UNITED STATES 3,926,760
URUGUAY - 0.4%
1,000,000 Oriental Republic of Uruguay 5 .250 09/10/60 946,668
UYU 40,600,000 Uruguay Government International Bond 8 .250 05/21/31 923,462
TOTAL URUGUAY 1,870,130
UZBEKISTAN - 0.4%
UZS 7,970,000,000 (e) Republic of Uzbekistan International Bond 16 .625 05/29/27 615,185
1,130,000 (e) Republic of Uzbekistan International Bond 7 .850 10/12/28 1,178,091
TOTAL UZBEKISTAN 1,793,276
TOTAL GOVERNMENT BONDS
(Cost $325,394,646) 292,287,499
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 3.8%
IRELAND - 1 .9%
837,843 (a),(e) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%) 6 .880 07/22/31 945,687
Series - 2021 1A (Class D)
1,132,762 (a),(e) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%) 6 .008 05/22/31 1,151,413
Series - 2021 1A (Class D)
1,853,636 (a),(e) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%) 7 .880 11/20/33 2,364,664
Series - 2021 1A (Class GBD)
1,079,778 (a),(e) Last Mile Securities, (EURIBOR 3 M + 2.350%) 5 .899 08/17/31 1,173,317
Series - 2021 1A (Class D)
347,448 (a),(e) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%) 6 .280 05/17/31 447,548
Series - 2021 UK1A (Class B)
1,035,395 (a),(e) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%) 6 .630 05/17/31 1,335,365
Series - 2021 UK1A (Class C)
297,813 (a),(e) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.600%) 7 .580 05/17/31 384,859
Series - 2021 UK1A (Class D)
390,000 (a),(e) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%) 0 .000 11/17/36 426,883
Series - 2024 1A (Class C)
TOTAL IRELAND 8,229,736
ITALY - 0 .2%
893,385 (a),(e) Cassia SRL, (EURIBOR 3 M + 3.500%) 7 .038 05/22/34 967,884
Series - 2022 1A (Class B)
TOTAL ITALY 967,884
UNITED STATES - 1 .7%
2,000,000 (a),(e) Alen Mortgage Trust, (TSFR1M + 2.364%) 7 .168 04/15/34 1,439,500
Series - 2021 ACEN (Class C)
300,000 (a),(e) BX Commercial Mortgage Trust 7 .006 11/15/29 216,269
Series - 2024 PURE (Class C)
205,704 Carvana Auto Receivables Trust 1 .270 03/10/28 196,780
Series - 2021 N2 (Class D)

International Bond
26
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2024
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 1,500,000 (a) COMM Mortgage Trust 4 .347% 08/10/48 $ 1,366,173
Series - 2015 CR24 (Class C)
1,100,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 8 .357 03/25/42 1,155,302
Series - 2022 R03 (Class 1M2)
303,227 (e) Diamond Resorts Owner Trust 2 .700 11/21/33 293,691
Series - 2021 1A (Class C)
1,498,256 (a),(e) ELP Commercial Mortgage Trust, (TSFR1M + 2.781%) 7 .585 11/15/38 1,490,089
Series - 2021 ELP (Class F)
133,429 (e) MVW LLC 1 .940 01/22/41 126,621
Series - 2021 1WA (Class C)
355,624 (e) Oportun Issuance Trust 1 .960 05/08/31 345,657
Series - 2021 B (Class B)
355,624 (e) Oportun Issuance Trust 3 .650 05/08/31 347,648
Series - 2021 B (Class C)
TOTAL UNITED STATES 6,977,730
TOTAL STRUCTURED ASSETS
(Cost $17,360,706) 16,175,350
TOTAL LONG-TERM INVESTMENTS
(Cost $438,189,090) 399,383,817
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
873,886 (i) State Street Navigator Securities Lending Government Money Market Portfolio 5 .020 (j) 873,886
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $873,886) 873,886
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.1%
169,000 Federal Home Loan Bank (FHLB) 0 .000 11/01/24 168,979
TOTAL GOVERNMENT AGENCY DEBT 168,979
REPURCHASE AGREEMENT - 1.3%
5,600,000 (k) Bank of New York Mellon 4 .860 11/01/24 5,600,000
TOTAL REPURCHASE AGREEMENT 5,600,000
TREASURY DEBT - 0.5%
CAD 2,800,000 Canadian Treasury Bill 0 .000 12/05/24 2,003,970
TOTAL TREASURY DEBT 2,003,970
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,808,516) 7,772,949
TOTAL INVESTMENTS - 97.0%
(Cost $446,871,492) 408,030,652
OTHER ASSETS & LIABILITIES, NET - 3.0% 12,684,227
NET ASSETS - 100.0% $ 420,714,879

27
See Notes to Financial Statements
Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EUR Euro
EURIBOR30A EURO Interbank Offer Rate 3 Month
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b)
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(c)
Perpetual security. Maturity date is not applicable.
(d)
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $113,320,350 or 27.8% of Total Investments.
(f)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $850,827.
(g)
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h)
In default
(i)
Investments made with cash collateral received from securities on loan.
(j)
The rate shown is the one-day yield as of the end of the reporting period.
(k) Agreement with Bank of New York Mellon, 4.860% dated 10/31/24 to be repurchased at $5,603,828 on 11/1/24, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 3/31/26, valued at $5,712,036.

International Bond
28
See Notes to Financial Statements
Consolidated Portfolio of Investments October 31, 2024
(continued)
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 10,318,679 AUD 15,314,650 Bank of America 01/13/25 $ 233,858
$ 38,400,091 CNH 275,564,430 Bank of America 12/17/24 (419,566)
$ 16,703,848 EUR 15,225,771 Bank of America 01/13/25 123,429
$ 2,138,541 GBP 1,638,003 Bank of America 01/13/25 33,051
$ 3,072,573 NOK 32,984,245 Bank of America 01/13/25 73,198
EUR 885,191 $ 964,978 Bank of America 01/13/25 1,062
EUR 971,245 $ 1,055,601 Bank of America 01/13/25 4,351
EUR 700,861 $ 761,720 Bank of America 01/13/25 3,154
GBP 897,665 $ 1,165,336 Bank of America 01/13/25 (8,079)
JPY 373,720,564 $ 2,524,729 Bank of America 01/14/25 (39,965)
$ 12,782,216 KRW 17,249,600,000 Citibank N.A. 11/19/24 230,642
$ 2,968,139 PLN 11,697,646 Citibank N.A. 11/15/24 47,068
$ 1,827,328 RON 8,326,125 Citibank N.A. 11/15/24 7,389
$ 764,933 PEN 2,886,797 Goldman Sachs 11/19/24 121
$ 16,705,305 CAD 22,911,377 Morgan Stanley 01/13/25 206,537
$ 39,369,415 GBP 30,164,327 Morgan Stanley 01/13/25 481,998
$ 741,512 HUF 272,795,843 Morgan Stanley 11/15/24 15,131
$ 4,502,870 IDR 70,727,931,099 Morgan Stanley 11/19/24 1,621
$ 2,013,675 MXN 39,458,815 Morgan Stanley 11/15/24 47,068
$ 3,373,821 NZD 5,539,245 Morgan Stanley 01/13/25 60,324
CNY 35,564,430 $ 4,996,447 Morgan Stanley 12/17/24 31,334
EUR 2,514,981 $ 2,742,991 Morgan Stanley 01/13/25 1,693
$ 361,490 ZAR 6,353,695 Morgan Stanley 11/15/24 1,576
$ 425,241 EUR 390,000 Standard Chartered Bank 01/13/25 (379)
$ 1,971,308 THB 65,975,752 Standard Chartered Bank 11/19/24 13,722
$ 218,381 CAD 300,000 Toronto Dominion Bank 01/13/25 2,347
$ 159,493,855 EUR 145,415,537 Toronto Dominion Bank 01/13/25 796,899
$ 43,136,290 JPY 6,327,448,411 Toronto Dominion Bank 01/14/25 1,066,851
Total  $ 3,016,435
Total unrealized appreciation on forward foreign currency contracts  $ 3,484,424
Total unrealized depreciation on forward foreign currency contracts  $ (467,989)
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
CNY Chinese Yuan
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

29
Statement of Assets and Liabilities
See Notes to Financial Statements
October 31, 2024
6.1
Emerging Markets Debt
6.2
International Bond
§
ASSETS
Long-term investments, at value
*†
$ 532,811,518 $ 399,383,817
Short-term investments, at value
#
6,548,696 7,772,949
Investments purchased with collateral from securities lending, at value (cost approximates value) 1,210,653 873,886
Cash 2,468,555 33,761
Cash denominated in foreign currencies
^
224,414 2,572,998
Receivables:
Dividends 383 180
Interest 7,976,085 4,058,330
Investments sold – –
Reclaims – 67,183
Reimbursement from Adviser 197,241 205,573
Shares sold 2,182,038 3,818,020
Unrealized appreciation on forward foreign currency contracts 36,174 3,484,424
Other 28,853 56,392
Total assets 553,684,610 422,327,513
LIABILITIES
Due to affiliates 4,985 4,813
Payables:
Management fees 258,384 180,247
Collateral from securities lending 1,210,653 873,886
Capital gain taxes 4,902 –
Investments purchased - when-issued/delayed-delivery settlement 3,599,913 –
Shares redeemed 6,452 50
Service agreement fees 13,441 1,802
Unrealized depreciation on forward foreign currency contracts – 467,989
Accrued expenses:
Custodian fees 24,675 52,878
Professional fees 165 5,841
Shareholder reporting expenses 4,701 3,141
Shareholder servicing agent fees 278 471
Trustees fees 30,317 17,767
12b-1 distribution and service fees 3,084 283
Other 3,159 3,466
Total liabilities 5,165,109 1,612,634
Net assets $ 548,519,501 $ 420,714,879
NET ASSETS CONSIST OF:
Paid-in capital $ 631,661,649 $ 484,030,569
Total distributable earnings (loss) (83,142,148) (63,315,690)
Net assets $ 548,519,501 $ 420,714,879
§
Consolidated Statement of Assets and Liabilities (see Notes to Financial Statements)
*
Includes securities loaned of $ 3,021,138 $ 850,827
†
Long-term investments, cost $ 570,448,630 $ 438,189,090
#
Short-term investments, cost 6,553,920 7,808,516
^
Cash denominated in foreign currencies, cost $ 248,936 $ 2,895,358

30
Statement of Assets and Liabilities
See Notes to Financial Statements
October 31, 2024
6.1
Emerging Markets Debt
6.2
International Bond
§
CLASS A:
Net assets $ 14,716,561 $ 1,228,639
Shares outstanding 1,695,958 141,325
NAV and offering price per share $ 8 .68 $ 8 .69
CLASS I:
Net assets $ 17,143,095 $ 1,418,156
Shares outstanding 1,968,280 162,585
NAV and offering price per share $ 8 .71 $ 8 .72
PREMIER CLASS:
Net assets $ 217,081 $ 90,253
Shares outstanding 25,001 10,286
NAV and offering price per share $ 8 .68 $ 8 .77
CLASS R6:
Net assets $ 120,648,098 $ 706,762
Shares outstanding 13,889,088 81,036
NAV and offering price per share $ 8 .69 $ 8 .72
RETIREMENT CLASS:
Net assets $ 25,202,373 $ 5,515,663
Shares outstanding 2,904,833 634,065
NAV and offering price per share $ 8 .68 $ 8 .70
CLASS W:
Net assets $ 370,592,293 $ 411,755,406
Shares outstanding 42,666,023 46,956,933
NAV and offering price per share $ 8 .69 $ 8 .77
Authorized shares - per class Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001

31
Statement of Operations
See Notes to Financial Statements
Year Ended October 31, 2024
6.1
Emerging Markets Debt
6.2
International Bond
§
INVESTMENT INCOME
Dividends $ 1,551,488 $ 1,365
Interest 34,935,225 15,198,642
Securities lending income, net 38,411 1,899
Tax withheld (62,639) (30,338)
Total investment income 36,462,485 15,171,568
EXPENSES
Management fees 2,878,227 2,080,778
12b-1 distribution and service fees — Class A 31,990 3,365
12b-1 distribution and service fees — Premier Class 316 131
Shareholder servicing agent fees — Class A 4,133 1,274
Shareholder servicing agent fees — Class I 12,964 1,297
Shareholder servicing agent fees — Premier Class 58 58
Shareholder servicing agent fees — Class R6 1,844 97
Shareholder servicing agent fees — Retirement Class 58,699 13,114
Shareholder servicing agent fees — Class W 804 845
Administrative service fees 66,125 65,527
Trustees fees 10,148 8,080
Custodian expenses 72,175 160,776
Overdraft expense 77 841
Professional fees 59,206 78,562
Registration fees 81,453 75,208
Shareholder reporting expenses 32,193 22,173
Other 105,375 68,832
Total expenses 3,415,787 2,580,958
Expenses reimbursed by the investment adviser (2,274,508) (2,473,603)
Net expenses 1,141,279 107,355
Net investment income (loss) 35,321,206 15,064,213
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments
*
(12,313,484) (7,421,114)
Forward foreign currency contracts (2,665) 1,758,998
Foreign currency transactions (2,529,849) (10,756,926)
Net realized gain (loss) (14,845,998) (16,419,042)
Change in unrealized appreciation (depreciation) on:
Investments
‡
71,761,437 42,331,966
Forward foreign currency contracts 23,410 1,411,157
Foreign currency translations (27,999) (42,850)
Net change in unrealized appreciation (depreciation) 71,756,848 43,700,273
Net realized and unrealized gain (loss) 56,910,850 27,281,231
Net increase (decrease) in net assets from operations $ 92,232,056 $ 42,345,444
§
Consolidated Statement of Operations (see Notes to Financial Statements)
*   Net of foreign capital gains tax $ 66 $ 4,141
‡
Net of change in unrealized foreign capital gains taxes $ (4,902) $ –

32
Statement of Changes in Net Assets
See Notes to Financial Statements
6.1
Emerging Markets Debt
6.2
International Bond
§
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 35,321,206 $ 29,990,909 $ 15,064,213 $ 13,045,874
Net realized gain (loss) (14,845,998) (25,812,200) (16,419,042) (14,770,226)
Net change in unrealized appreciation (depreciation) 71,756,848 50,195,282 43,700,273 19,077,452
Net increase (decrease) in net assets from operations 92,232,056 54,373,991 42,345,444 17,353,100
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Class A (689,714) (802,809) – (65,023)
Class I (837,600) (638,158) (2,218) (5,538)
Premier Class (11,419) (11,755) (80) (3,718)
Class R6 (5,776,097) (3,628,366) (1,812) (28,907)
Retirement Class (1,252,812) (928,715) (519) (204,917)
Class W (22,845,370) (24,521,455) (3,196,948) (17,160,957)
Total distributions (31,413,012) (30,531,258) (3,201,577) (17,469,060)
FUND SHARE TRANSACTIONS
Subscriptions 173,792,811 174,403,765 94,197,342 106,355,135
Reinvestments of distributions 8,480,073 5,900,798 4,349 298,458
Redemptions (143,501,985) (262,061,355) (85,743,536) (109,472,682)
Net increase (decrease) from Fund share transactions 38,770,899 (81,756,792) 8,458,155 (2,819,089)
Net increase (decrease) in net assets 99,589,943 (57,914,059) 47,602,022 (2,935,049)
Net assets at the beginning of period 448,929,558 506,843,617 373,112,857 376,047,906
Net assets at the end of period $ 548,519,501 $ 448,929,558 $ 420,714,879 $ 373,112,857
§
Consolidated Statement of Changes in Net Assets (see Notes to Financial Statements)

Financial Highlights
See Notes to Financial Statements
33
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
6.1
Emerging Markets Debt
Class A:
10/31/24 $ 7 .67 $ 0 .51 $ 0 .95 $ 1 .46 $ ( 0 .45 ) $ — $ ( 0 .45 ) $ 8 .68
10/31/23 7 .34 0 .45 0 .33 0 .78 ( 0 .45 ) — ( 0 .45 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .67 ) ( 2 .17 ) ( 0 .46 ) — ( 0 .46 ) 7 .34
10/31/21 9 .64 0 .43 0 .30 0 .73 ( 0 .40 ) — ( 0 .40 ) 9 .97
10/31/20 10 .09 0 .48 ( 0 .49 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
Class I:
10/31/24 7 .70 0 .53 0 .94 1 .47 ( 0 .46 ) — ( 0 .46 ) 8 .71
10/31/23 7 .36 0 .47 0 .34 0 .81 ( 0 .47 ) — ( 0 .47 ) 7 .70
10/31/22 10 .00 0 .51 ( 2 .67 ) ( 2 .16 ) ( 0 .48 ) — ( 0 .48 ) 7 .36
10/31/21 9 .67 0 .46 0 .30 0 .76 ( 0 .43 ) — ( 0 .43 ) 10 .00
10/31/20 10 .13 0 .51 ( 0 .51 ) 0 .00
d
( 0 .46 ) — ( 0 .46 ) 9 .67
Premier Class:
10/31/24 7 .67 0 .52 0 .95 1 .47 ( 0 .46 ) — ( 0 .46 ) 8 .68
10/31/23 7 .34 0 .46 0 .33 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .65 0 .47 0 .28 0 .75 ( 0 .43 ) — ( 0 .43 ) 9 .97
10/31/20 10 .09 0 .51 ( 0 .50 ) 0 .01 ( 0 .45 ) — ( 0 .45 ) 9 .65
Class R6:
10/31/24 7 .68 0 .54 0 .94 1 .48 ( 0 .47 ) — ( 0 .47 ) 8 .69
10/31/23 7 .34 0 .47 0 .35 0 .82 ( 0 .48 ) — ( 0 .48 ) 7 .68
10/31/22 9 .97 0 .52 ( 2 .66 ) ( 2 .14 ) ( 0 .49 ) — ( 0 .49 ) 7 .34
10/31/21 9 .65 0 .47 0 .29 0 .76 ( 0 .44 ) — ( 0 .44 ) 9 .97
10/31/20 10 .10 0 .50 ( 0 .48 ) 0 .02 ( 0 .47 ) — ( 0 .47 ) 9 .65
Retirement Class:
10/31/24 7 .67 0 .51 0 .95 1 .46 ( 0 .45 ) — ( 0 .45 ) 8 .68
10/31/23 7 .34 0 .45 0 .34 0 .79 ( 0 .46 ) — ( 0 .46 ) 7 .67
10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .64 0 .45 0 .30 0 .75 ( 0 .42 ) — ( 0 .42 ) 9 .97
10/31/20 10 .09 0 .49 ( 0 .50 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
Class W:
10/31/24 7 .68 0 .58 0 .95 1 .53 ( 0 .52 ) — ( 0 .52 ) 8 .69
10/31/23 7 .34 0 .52 0 .35 0 .87 ( 0 .53 ) — ( 0 .53 ) 7 .68
10/31/22 9 .98 0 .57 ( 2 .67 ) ( 2 .10 ) ( 0 .54 ) — ( 0 .54 ) 7 .34
10/31/21 9 .65 0 .53 0 .30 0 .83 ( 0 .50 ) — ( 0 .50 ) 9 .98
10/31/20 10 .11 0 .57 ( 0 .50 ) 0 .07 ( 0 .53 ) — ( 0 .53 ) 9 .65
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
d
Value rounded to zero.

See Notes to Financial Statements
34
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
19 .30% $ 14,717 0 .92% 0 .92% 6 .00% 31%
10 .65 11,663 0 .92 0 .92 5 .73 27
( 22 .32 ) 8,722 0 .93 0 .93 5 .68 37
7 .61 15,698 0 .94 0 .94 4 .30 57
0 .12 19,832 0 .93 0 .93 5 .01 77
19 .46 17,143 0 .72 0 .72 6 .28 31
10 .99 10,133 0 .69 0 .69 5 .91 27
( 22 .17 ) 17,890 0 .69 0 .69 5 .96 37
7 .91 19,272 0 .69 0 .69 4 .55 57
0 .26 20,506 0 .69 0 .69 5 .29 77
19 .43 217 0 .81 0 .81 6 .15 31
10 .78 195 0 .79 0 .79 5 .81 27
( 22 .21 ) 187 0 .78 0 .78 5 .86 37
7 .74 253 0 .80 0 .80 4 .61 57
0 .29 244 0 .78 0 .78 5 .19 77
19 .61 120,648 0 .63 0 .63 6 .36 31
11 .11 78,811 0 .62 0 .62 5 .96 27
( 22 .07 ) 35,533 0 .62 0 .62 5 .93 37
7 .90 77,422 0 .61 0 .61 4 .67 57
0 .44 47,256 0 .62 0 .62 5 .22 77
19 .35 25,202 0 .88 0 .88 6 .10 31
10 .71 16,607 0 .87 0 .86 5 .74 27
( 22 .21 ) 13,771 0 .87 0 .80 5 .84 37
7 .78 19,212 0 .86 0 .82 4 .44 57
0 .18 17,840 0 .87 0 .87 5 .07 77
20 .34 370,592 0 .63 0 .01 6 .94 31
11 .82 331,520 0 .62 0.00 6 .58 27
( 21 .65 ) 430,741 0 .62 0.00 6 .64 37
8 .66 470,716 0 .61 0.00 5 .24 57
0 .98 474,236 0 .62 0.00 5 .89 77

Financial Highlights
(continued)
See Notes to Financial Statements
35
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss) Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
–
International Bond
§
Class A:
10/31/24 $ 7 .90 $ 0 .23 $ 0 .56 $ 0 .79 $ — $ — $ — $ 8 .69
10/31/23 7 .96 0 .20 0 .10 0 .30 ( 0 .36 ) — ( 0 .36 ) 7 .90
10/31/22 9 .91 0 .15 ( 1 .41 ) ( 1 .26 ) ( 0 .61 ) ( 0 .08 ) ( 0 .69 ) 7 .96
10/31/21 10 .22 0 .11 ( 0 .17 ) ( 0 .06 ) ( 0 .15 ) ( 0 .10 ) ( 0 .25 ) 9 .91
10/31/20 10 .28 0 .11 0 .09 0 .20 ( 0 .26 ) — ( 0 .26 ) 10 .22
Class I:
10/31/24 7 .92 0 .25 0 .57 0 .82 ( 0 .02 ) — ( 0 .02 ) 8 .72
10/31/23 7 .97 0 .22 0 .09 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .92
10/31/22 9 .92 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 7 .97
10/31/21 10 .23 0 .14 ( 0 .17 ) ( 0 .03 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .92
10/31/20 10 .27 0 .14 0 .09 0 .23 ( 0 .27 ) — ( 0 .27 ) 10 .23
Premier Class:
10/31/24 7 .96 0 .25 0 .57 0 .82 ( 0 .01 ) — ( 0 .01 ) 8 .77
10/31/23 8 .01 0 .21 0 .10 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .96
10/31/22 9 .99 0 .17 ( 1 .42 ) ( 1 .25 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 8 .01
10/31/21 10 .29 0 .13 ( 0 .16 ) ( 0 .03 ) ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 9 .99
10/31/20 10 .34 0 .13 0 .08 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .29
Class R6:
10/31/24 7 .92 0 .26 0 .56 0 .82 ( 0 .02 ) — ( 0 .02 ) 8 .72
10/31/23 7 .96 0 .22 0 .10 0 .32 ( 0 .36 ) — ( 0 .36 ) 7 .92
10/31/22 9 .94 0 .18 ( 1 .41 ) ( 1 .23 ) ( 0 .67 ) ( 0 .08 ) ( 0 .75 ) 7 .96
10/31/21 10 .24 0 .15 ( 0 .17 ) ( 0 .02 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .94
10/31/20 10 .27 0 .14 0 .10 0 .24 ( 0 .27 ) — ( 0 .27 ) 10 .24
Retirement Class:
10/31/24 7 .90 0 .24 0 .56 0 .80 ( 0 .00 )
d
— ( 0 .00 )
d
8 .70
10/31/23 7 .95 0 .20 0 .11 0 .31 ( 0 .36 ) — ( 0 .36 ) 7 .90
10/31/22 9 .91 0 .16 ( 1 .41 ) ( 1 .25 ) ( 0 .63 ) ( 0 .08 ) ( 0 .71 ) 7 .95
10/31/21 10 .22 0 .12 ( 0 .17 ) ( 0 .05 ) ( 0 .16 ) ( 0 .10 ) ( 0 .26 ) 9 .91
10/31/20 10 .27 0 .12 0 .09 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .22
Class W:
10/31/24 7 .96 0 .31 0 .57 0 .88 ( 0 .07 ) — ( 0 .07 ) 8 .77
10/31/23 7 .96 0 .27 0 .11 0 .38 ( 0 .38 ) — ( 0 .38 ) 7 .96
10/31/22 9 .99 0 .24 ( 1 .42 ) ( 1 .18 ) ( 0 .77 ) ( 0 .08 ) ( 0 .85 ) 7 .96
10/31/21 10 .29 0 .21 ( 0 .17 ) 0 .04 ( 0 .24 ) ( 0 .10 ) ( 0 .34 ) 9 .99
10/31/20 10 .28 0 .21 0 .08 0 .29 ( 0 .28 ) — ( 0 .28 ) 10 .29
§
Consolidated Financial Highlights (see Notes to Financial Statements)
a
Based on average shares outstanding.
b
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
d
Value rounded to zero.

See Notes to Financial Statements
36
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
10 .00% $ 1,229 0 .96% 0 .95% 2 .69% 37%
3 .75 1,450 0 .97 0 .94 2 .46 29
( 13 .01 ) 1,448 1 .10 0 .94 1 .68 39
( 0 .68 ) 1,731 1 .49 0 .94 1 .12 37
1 .98 1,840 1 .09 0 .96 1 .08 50
10 .30 1,418 0 .71 0 .70 2 .95 37
3 .96 1,133 0 .70 0 .67 2 .74 29
( 12 .61 ) 106 0 .69 0 .67 2 .10 39
( 0 .39 ) 117 0 .68 0 .68 1 .38 37
2 .30 132 0 .64 0 .62 1 .42 50
10 .28 90 0 .83 0 .75 2 .89 37
3 .91 82 0 .80 0 .75 2 .65 29
( 12 .89 ) 82 0 .78 0 .75 1 .86 39
( 0 .42 ) 103 0 .80 0 .75 1 .31 37
2 .14 106 0 .80 0 .77 1 .28 50
10 .37 707 0 .63 0 .60 3 .03 37
4 .12 721 0 .63 0 .59 2 .81 29
( 12 .72 ) 630 0 .61 0 .59 2 .03 39
( 0 .26 ) 732 0 .60 0 .60 1 .46 37
2 .39 883 0 .62 0 .60 1 .43 50
10 .14 5,516 0 .87 0 .85 2 .79 37
3 .92 4,489 0 .87 0 .84 2 .55 29
( 12 .97 ) 4,435 0 .86 0 .84 1 .77 39
( 0 .58 ) 5,682 0 .84 0 .84 1 .21 37
2 .13 8,041 0 .87 0 .85 1 .18 50
11 .08 411,755 0 .62 0 .01 3 .64 37
4 .80 365,238 0 .62 0.00 3 .39 29
( 12 .23 ) 369,347 0 .61 0.00 2 .60 39
0 .29 516,606 0 .59 0.00 2 .07 37
2 .95 427,813 0 .62 0.00 2 .05 50

Notes to Financial Statements
37
1. General Information
Trust and Fund Information: TIAA-CREF Funds (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940, (“1940 Act”), as amended. The Trust is comprised of the following (collectively the “Funds” or individually, the “Fund”), among others:
Fund Name Changes: Effective May 1, 2024, each Fund’s name changed as noted above and therefore all references to the names of the Funds in this report have been updated.
Current Fiscal Period:  The end of the reporting period for the Funds is October 31, 2024, and the period covered by these Notes to
Financial Statements is the fiscal year ended October 31, 2024 (the "current fiscal period").
Investment Adviser: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Class A, Class I, Premier Class, Class R6, Retirement Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Effective May 6, 2024, a sales charge is imposed on purchases of Class A shares (formerly Retail Class shares) of the Funds of less than certain amounts, as set forth in each Fund’s prospectus. Shareholders with an account held directly with a Fund that held Class
A shares of the Funds prior to May 6, 2024 will not be subject to the sales charge on any future purchases or redemptions of Class A shares of that Fund or any other fund that is a series of the TIAA-CREF Funds or is a Nuveen Fund in their account. Such shareholders will be able to purchase Class A shares at net asset value ("NAV"). Class A Shares purchases of $1,000,000 or more are sold at
NAV without an up-front sales charge buy may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class I, Premier Class, Class R6, Retirement Class and Class W shares are sold without an up-front sales charge.
Share Class Name Changes: Effective May 6, 2024, the names of certain share classes for the Funds changed and therefore all references to the names of these share classes in this report have changed as follows:
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The NAV for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
New Name Former Name Short Name
Nuveen Emerging Markets Debt Fund TIAA-CREF Emerging Markets Debt Fund Emerging Markets Debt
Nuveen International Bond Fund TIAA-CREF International Bond Fund International Bond
New Name Former Name
Class A Retail Class
Class I Advisor Class
Class R6 Institutional Class

Notes to Financial Statements
(continued)
38
Basis for Consolidation: International Bond is presented on a consolidated basis with the Nuveen International Bond Fund Offshore
Limited (the “Regulation S Subsidiary”) and the Nuveen International Bond Fund Taxable Offshore Limited (the “TEFRA Bond
Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of International Bond  organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on
March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation
S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1, 2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S.
federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund
(except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiary is as follows:
Compensation: The Funds pay the members of the Board of Trustees ("Board") all of whom are independent, certain remuneration for their services, plus travel and other expenses. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of Assets and Liabilities. Trustees’ fees, including any deferred compensation incurred, are reflected in the Statement of Operations.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) of foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnification: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $35,343,648 $18,964,429
Net assets 35,835,509 19,409,392
Net investment income (loss) 1,113,947 462,484
Net realized gain (loss) (2,313,097) 78,583
Net change in unrealized appreciation (depreciation) 6,127,877 621,186
% of Fund's consolidated net assets 9% 5%

39
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the  Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds  estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds' custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds' Portfolio of Investments or Statement of Assets and Liabilities.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.
New Accounting Pronouncement:  In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment
Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses.
ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to Financial Statements
(continued)
40
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the
Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are classified as Level 2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $1,835,069 $— $1,835,069
Common stocks 231,264 5,312,326 — 5,543,590
Corporate bonds — 246,881,644 — 246,881,644
Government bonds — 275,947,125 — 275,947,125
Structured assets — — 2,604,090 2,604,090
Investments purchased with collateral from securities lending 1,210,653 — — 1,210,653
Short-Term Investments
:
Government agency debt — 348,696 — 348,696
Repurchase agreement — 6,200,000 — 6,200,000
Investments in Derivatives
:
Forward foreign currency contracts* — 36,174 — 36,174
Total $1,441,917 $536,561,034 $2,604,090 $540,607,041
1 1 1 1 1

41
4. Portfolio Securities
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements:
Securities Lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives cash collateral and non-cash collateral (in the form of Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Funds’ Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
International Bond
Long-Term Investments
:
Bank loan obligations $— $1,039,161 $— $1,039,161
Corporate bonds — 89,881,807 — 89,881,807
Government bonds — 292,287,499 — 292,287,499
Structured assets — 16,175,350 — 16,175,350
Investments purchased with collateral from securities lending 873,886 — — 873,886
Short-Term Investments
:
Government agency debt — 168,979 — 168,979
Repurchase agreement — 5,600,000 — 5,600,000
Treasury debt — 2,003,970 — 2,003,970
Investments in Derivatives
:
Forward foreign currency contracts* — 3,016,435 — 3,016,435
Total $873,886 $410,173,201 $— $411,047,087
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
Fund Counterparty
Short-term Investments,
at Value
Collateral Pledged
(From) Counterparty
Emerging Markets Debt Bank of New York Mellon $ 6,200,000 $ (6,324,053)
International Bond Bank of New York Mellon 5,600,000 (5,712,036)
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received**
Total Collateral
Received
Emerging Markets Debt $3,021,138 $1,210,653 $1,889,065 $3,099,718
International Bond 850,827 873,886 – 873,886
*May include cash and investment of cash collateral.
**As of the end of the current fiscal period, the non-cash collateral received by the Funds was comprised of U.S. Treasury securities.

Notes to Financial Statements
(continued)
42
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-
delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Funds have outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Forward Foreign Currency Contracts: During the current fiscal period, the Funds used forward foreign currency contracts to hedge a portion of its exposure to non-U.S. dollar denominated positions.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statement of Assets and Liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of Operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statement of Assets and Liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period was as follows:
The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.
Fund
Non-U.S. Government
Purchases
U.S. Government
Purchases
Non-U.S. Government
Sales
U.S. Government
Sales
6.1
Emerging Markets Debt $ 202,138,926 $ – $ 154,904,259 $ –
6.2
International Bond 172,702,355 3,488,254 141,836,806 1,759,178
Fund Average Notional Amount of Forward Contracts Outstanding*
6.1
Emerging Markets Debt $ 7,241,854
6.2
International Bond 341,426,333
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Fund Counterparty
Gross
Unrealized
Appreciation on
Forward Foreign
Currency
Contracts*
Gross
Unrealized
Depreciation on
Forward Foreign
Currency
Contracts*
Net Unrealized
Appreciation
(Depreciation)
on Forward
Foreign Currency
Contracts
Collateral
Pledged
to (from)
Counterparty
Net
Exposure
Emerging Markets Debt Bank of America $36,174 $- $36,174 $- $36,174
International Bond Bank of America $472,103 $(467,610) $4,493 - $4,493
Citibank N.A. 285,099 - 285,099 - 285,099
Goldman Sachs 121 - 121 - 121
Morgan Stanley 847,282 - 847,282 - 847,282
Standard Chartered Bank 13,722 (379) 13,343 - 13,343
Toronto Dominion Bank 1,866,097 - 1,866,097 - 1,866,097
Total $3,484,424 $ (467,989) $3,016,435 $3,016,435
* Represents gross unrealized appreciation (depreciation) for the counterparty as reported in Fund's Portfolio of Investments.

43
As of the end of the reporting period, the following Funds have invested in derivative contracts which are reflected in the Statement of
Assets and Liabilities as follows:
During the current fiscal period, the effect of derivative contracts on the Funds' Statement of Operations was as follows:
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Emerging Markets Debt
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 36,174 - $ –
1 1 1 1 1 1 1 1
International Bond
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
3,484,424 Unrealized depreciation
on forward contracts
(467,989)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt
Forward foreign currency contracts Foreign currency exchange rate $ (2,665) $ 23,410
6.2
International Bond
Forward foreign currency contracts Foreign currency exchange rate 1,758,998 1,411,157
Year Ended
10/31/24
Year Ended
10/31/23
6.1
Emerging Markets Debt Shares Amount Shares Amount
Subscriptions:
Class A 6,027,549 $ 50,701,300 6,411,310 $ 51,047,259
Class I 1,118,689 9,315,032 379,912 3,048,845
Premier Class – – 12 99
Class R6 4,217,816 35,622,486 7,493,746 59,917,681
Retirement Class 1,294,560 10,766,725 611,900 4,837,704
Class W 8,026,542 67,387,268 6,999,927 55,552,177
Total subscriptions 20,685,156 173,792,811 21,896,807 174,403,765
Reinvestments of distributions:
Class A 81,047 682,696 101,212 793,979
Class I 97,920 829,572 80,319 632,013
Premier Class – – 27 210
Class R6 676,130 5,715,462 451,577 3,546,330
Retirement Class 148,219 1,252,343 118,377 928,258
Class W – – 1 8
Total reinvestments of distributions 1,003,316 8,480,073 751,513 5,900,798
Redemptions:
Class A (5,932,311) (50,012,881) (6,180,507) (49,053,955)
Class I (564,657) (4,759,123) (1,573,468) (12,528,733)
Premier Class (472) (3,840) – –
Class R6 (1,270,728) (10,758,111) (2,517,975) (19,872,665)
Retirement Class (703,244) (5,989,053) (441,790) (3,472,799)
Class W (8,546,905) (71,978,977) (22,462,781) (177,133,203)
Total redemptions (17,018,317) (143,501,985) (33,176,521) (262,061,355)
Net increase (decrease) from shareholder transactions 4,670,155 $ 38,770,899 (10,528,201) $ (81,756,792)

Notes to Financial Statements
(continued)
44
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions, foreign taxes paid, taxes paid, and tax treatment of earnings and profits from the TEFRA Bond Subsidiary. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Year Ended
10/31/24
Year Ended
10/31/23
6.2
International Bond Shares Amount Shares Amount
Subscriptions:
Class A 11,927 $ 99,967 19,165 $ 151,747
Class I 32,996 275,215 130,698 1,031,026
Premier Class 1 8 – –
Class R6 16,693 139,755 12,280 91,077
Retirement Class 290,526 2,452,933 112,099 889,836
Class W 10,799,831 91,229,464 13,060,334 104,191,449
Total subscriptions 11,151,974 94,197,342 13,334,576 106,355,135
Reinvestments of distributions:
Class A – – 8,158 64,204
Class I 248 2,038 152 1,199
Premier Class – – – –
Class R6 218 1,792 3,631 28,542
Retirement Class 63 519 26,020 204,513
Class W – – – –
Total reinvestments of distributions 529 4,349 37,961 298,458
Redemptions:
Class A (54,200) (453,856) (25,718) (204,416)
Class I (13,761) (116,903) (1,031) (8,154)
Premier Class – – – –
Class R6 (26,891) (225,301) (4,070) (32,418)
Retirement Class (224,996) (1,909,147) (127,433) (1,010,938)
Class W (9,745,822) (83,038,329) (13,551,580) (108,216,756)
Total redemptions (10,065,670) (85,743,536) (13,709,832) (109,472,682)
Net increase (decrease) from shareholder transactions 1,086,833 $ 8,458,155 (337,295) $ (2,819,089)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt $578,226,025 $7,209,706 $(44,828,635) $(37,618,929)
6.2
International Bond 452,806,718 6,214,994 (47,968,175) (41,753,181)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
6.1
Emerging Markets Debt $5,696,541 $– $(37,674,298) $(51,136,727) $– $(27,664) $(83,142,148)
6.2
International Bond 8,274,961 – (42,103,760) (29,471,241) – (15,650) (63,315,690)

45
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Investment Adviser and Other Transactions with Affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
The Adviser has agreed to gradually reduce expenses allocated to the Funds under the Administrative Services Agreement over a three-year period commencing May 1, 2024. After the expiration of this three-year period, the Adviser will no longer allocate expenses to the Funds under the Administrative Services Agreement.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. The Adviser is not compensated directly by the Subsidiaries for their services, rather it is provided a management fee on the average net assets of the
Fund which includes investments in the Subsidiaries.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Nuveen Securities, which is a wholly owned indirect subsidiary of TIAA, distributes the Funds’ shares. Under the terms of the distribution agreement, Nuveen Securities is not compensated. Nuveen Securities does not currently enter into agreements, or otherwise pay, other intermediaries to sell shares of the Funds. Under the terms of a distribution Rule 12b- 1 plan, Class A shares of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to Class A shares of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
Effective May 1, 2024, the management fee schedule for each Fund, consists of two components: a Fund-level fee, based only on the amount of assets within a Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by the
Adviser and Nuveen Fund Advisors, LLC (“Nuveen Fund Advisors”).
10/31/24 10/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
6.1
Emerging Markets Debt $ 31,413,012 $ – $ 30,531,258 $ –
6.2
International Bond 3,201,577 – 17,469,060 –
Fund Short-Term Long-Term Total
6.1
Emerging Markets Debt $ 7,587,568 $ 43,549,159 $ 51,136,727
6.2
International Bond 11,200,827 18,270,414 29,471,241

Notes to Financial Statements
(continued)
46
As of May 1, 2024 for each Fund subject to the complex-level fee, each Fund’s overall complex-level fee begins at a maximum rate of
0.1600% of a Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion. Therefore, the maximum management fee rate for each such Fund is the Fund-level fee plus 0.1600%. The complex-level fee rate for each Fund is determined by taking the current overall complex-level fee rate and applying that rate to all eligible assets of the Fund. With respect to the assets of each Fund that are not eligible assets, those assets are subject to the maximum fee rate (0.1600%). As of May 1,
2024, 11% of the net assets of each Fund are eligible assets, and that percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the net assets of a Fund. The current overall complex-level fee schedule is as follows:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen-branded open-end funds
(“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United
States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or
Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen
Mutual Funds advised by the Adviser (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of Adviser-advised active equity and fixed income Nuveen Mutual Funds (except those identified above). Eligible assets include closed-end fund assets managed by Nuveen Fund Advisors that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by Nuveen Fund Advisors as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of October 31, 2024, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. Effective May
1, 2024, the fund-level fee range and maximum expense amount for each Fund is based on a percentage of average daily net assets according to the following rates:
Complex Level Asset Breakpoint Level Complex Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350%
For the first $200 billion 0.1325%
For eligible assets over $400 billion 0.1300%
Fund
Complex-Level Fee
6.1
Emerging Markets Debt 0.1597%
6.2
International Bond 0.1597%
Fund-Level Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.1
Emerging Markets Debt* 0.290% —0.390% 1.000% 0.800% 0.800% 0.650% 0.900% 0.650%
6.2
International Bond* 0.240% —0.340% 0.950 0.750 0.750 0.600 0.850 0.600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.

47
Prior to May 1, 2024, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2024, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Adviser or by an affiliate of the Adviser (each an, "Affiliated Entity") under specified conditions outlined in procedures adopted by the Board ("cross-
trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are affected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds' shares owned by affiliates as of the end of the current fiscal period:
9. Emerging Markets Risks
The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
10. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Investment
Management Fee
Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.1
Emerging Markets Debt* 0.450% —0.550% 1.000% 0.800% 0.800% 0.650% 0.900% 0.650%
6.2
International Bond* 0.400% —0.500% 0.950 0.750 0.750 0.600 0.850 0.600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2025. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund Class A Class I Premier Class Class R6
Retirement
Class Class W
6.2
International Bond* 0.400% —0.500% 0.945% 0.745% 0.745% 0.595% 0.845% 0.595%
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Underlying Fund
Nuveen Lifecycle
Funds Total
6.1
Emerging Markets Debt 68% 68%
6.2
International Bond 97 97

Notes to Financial Statements
(continued)
48
11. Line of Credit
The Funds participated in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The facility was entered into on June 13, 2023, and expired on June 11, 2024.
Certain affiliated accounts, each of which is managed by the Adviser, or an affiliate of the Adviser, also participated in this facility. An annual commitment fee for the credit facility was borne by the participating accounts on a pro rata basis. Interest associated with any borrowing under the facility was charged to the borrowing accounts at a specified rate of interest. The Funds were not liable for borrowings under the facility by other affiliated accounts. There were no borrowings under this credit facility by the Funds during the current fiscal period.
During June 2024, the Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes), and replaces the previous facility. Each
Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below)
based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2025.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
There were no borrowings under this credit facility by the Funds during the current fiscal period.

Important Tax Information
49
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section 163(j)
interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
6.1
Emerging Markets Debt $ –
6.2
International Bond –
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
6.1
Emerging Markets Debt 9.8% 2.7%
6.2
International Bond 17.4 —
Fund Percentage
6.1
Emerging Markets Debt 100.0%
6.2
International Bond 100.0

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2) Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF Funds

Date: January 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: January 6, 2025	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: January 6, 2025	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)